UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2652

Name of Registrant:	Vanguard Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2004 - December 31, 2004

Item 1:	Reports to Shareholders

Vanguard®500 Index Fund

December 31, 2004

CONTENTS

1	LETTER FROM THE CHAIRMAN

6	FUND PROFILE

7	GLOSSARY OF INVESTMENT TERMS

8	PERFORMANCE SUMMARY

9	YOUR FUND'S AFTER-TAX RETURNS

10	ABOUT YOUR FUND'S EXPENSES

12	FINANCIAL STATEMENTS

27	ADVANTAGES OF VANGUARD.COM

       SUMMARY

•	The Investor Shares of Vanguard 500 Index Fund returned 10.7% during the 2004 fiscal year, closely tracking the target benchmark's return.

•	Despite some concerns about the economy--most notably the job market--the stock market produced solid gains.

•	Every major stock sector advanced, helping the fund achieve a second consecutive year of gains. Global oil giants and energy-related companies were the star performers.

VANGUARD’S PLEDGE TO CLIENTS

We recognize that your relationship with Vanguard rests on the twin pillars of trust and excellence, each of which is built upon the character of our people. Our Pledge to Clients reflects our ongoing efforts to deserve your trust and to continually improve so that we can offer you excellence in all that we do.

We will:

•	Put your interests first at all times.

•	Continually seek to earn your trust by adhering to the highest standards of ethical behavior and fiduciary responsibility.

•	Strive to be the highest-value provider of investment services, which means outstanding investment performance and service, both at the lowest possible cost.

•	Communicate candidly not only about the rewards of investing but also about the risks and costs.

•	Maintain highly effective controls to safeguard your assets and protect your confidential information.

•	Invest a majority of our personal assets alongside yours.

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Want less clutter in your mailbox? Just register with Vanguard.com® and opt to get fund reports online.

LETTER FROM THE CHAIRMAN

Dear Shareholder,

Vanguard 500 Index Fund’s Investor Shares returned 10.7% in 2004, as U.S. stocks continued the rebound that began in 2003. Our lower-cost Admiral Shares returned 10.8%. Your fund’s return nearly matched the 10.9% return of its benchmark, the Standard & Poor’s 500 Index, while surpassing the 7.8% average return of large-cap core funds by almost 3 percentage points.

2004 Total Returns	Fiscal Year Ended December 31
Vanguard 500 Index Fund
Investor Shares	10.7%
Admiral Shares	10.8
S&P 500 Index	10.9
Average Large-Cap Core Fund*	7.8

*Derived from data provided by Lipper Inc.

The table at left provides a snapshot of the total returns for your fund, as well as those of its comparative measures. You can find details about the fund's starting and ending net asset values, as well as its income distributions, in the table on page 5. Shareholders who own the fund in a taxable account may also wish to review the report on the fund's after-tax returns on page 9. It's worth noting that the fund distributed no capital gains to shareholders during the past 12 months, which enhanced its after-tax returns.

THE STOCK MARKET ENJOYED SOLID GAINS

The U.S. stock market rallied following the presidential election in November to post a second consecutive year of solid returns. The gains in the final two months of 2004 capped a year that began with solid advances in stock indexes but was marked in the middle months by investors' uncertainty about the sustainability of economic growth. The broad stock market, as measured by the Dow Jones Wilshire 5000 Composite Index, ended the 12 months with a return of 12.6%.

1

Admiral™ Shares

A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

Gains came in many sectors of the market. The strongest performers were energy-related stocks, which were buoyed by higher prices and increased demand for oil. Generally, small-capitalization stocks outpaced large-caps, and value stocks--those with prices considered low relative to company earnings, book value, and other measures--outpaced their growth counterparts.

International stocks, particularly those in emerging markets, posted outstanding returns compared with U.S. stocks. The strong gains abroad were enhanced for investors in the United States by the weakening of the U.S. dollar against most other major currencies. (A weaker dollar means that returns in other currencies translate into more dollars for U.S.-based investors.)

YIELDS ROSE FOR SHORT-TERM BONDS, FELL FOR LONG-TERM ISSUES

At the beginning of 2004, bond investors expected the year to bring higher interest rates across the maturity spectrum. Their expectations were based on increasingly strong economic reports, rising corporate profits, and a belief that the Federal Reserve Board would soon raise the target for short-term interest rates to keep inflation at bay. The actual result, however, was quite different at the short and long ends of the maturity range.

Market Barometer		Average Annual Total Returns
		Periods Ended December 31, 2004
		One Year	Three Years	Five Years
Stocks	Russell 1000 Index (Large-caps)	11.4%	4.3%	-1.8%
	Russell 2000 Index (Small-caps)	18.3	11.5	6.6
	Dow Jones Wilshire 5000 Index	12.6	5.5	-1.4
	(Entire market)
	MSCI All Country World Index
	ex USA (International)	21.4	13.6	0.0

Bonds	Lehman Aggregate Bond Index	4.3%	6.2%	7.7%
	(Broad taxable market)
	Lehman Municipal Bond Index	4.5	6.4	7.2
	Citigroup 3-Month Treasury Bill Index	1.2	1.3	2.8

CPI	Consumer Price Index	3.3%	2.5%	2.5%

Yields of longer-maturity bonds closed the year slightly below their starting points. A series of disappointments in the labor market, record prices for crude oil, and continuing geopolitical turmoil kept bond market volatility high. At year-end, the 10-year U.S. Treasury note yielded 4.22%, 3 basis points (0.03 percentage point)

2

below its 4.25% yield at the start of the period. Overall, the taxable investment-grade bond market, as measured by the Lehman Brothers Aggregate Bond Index, returned 4.3%. Across the maturity spectrum, corporate bonds, particularly those from below-investment-grade issuers, generally did better than government securities. The Lehman High Yield Index returned 11.1%.

Yields of shorter-maturity securities, which are generally more closely tied to the Fed’s interest rate moves, rose significantly. As anticipated, the Fed began to exercise its monetary policy to avert any significant surge in inflation. Beginning in June, the Fed raised its target for the federal funds rate from 1.00%, a historical low, to 2.25% through five separate quarter-point increases. The yield of the 3-month Treasury bill, a proxy for money market yields, more than doubled during the 12 months, from 0.92% to 2.21%.

THE FUND SUCCESSFULLY MET ITS OBJECTIVE

As expected, Vanguard 500 Index Fund closely tracked the performance of its unmanaged target index throughout 2004, ultimately lagging the index by just 0.2 percentage point. (The gap was 0.1 percentage point for Admiral Shares.)The fund returned 3.4% in the first six months, as the stock market moved within a fairly narrow trading range. Early on investors seemed enthusiastic about stocks, but in March a more cautious atmosphere emerged as concern grew over rising energy prices and the economy. In the second half of 2004, the fund posted a 7.1% return as the economy showed mixed signs of strength. Much of this gain came in the fourth quarter, when the fund rose 9.2% amid a post-election stock market surge.

All 12 index sectors had positive returns for the year. The best-performing sectors were “other energy” (+37.5%)—home to companies involved in exploration, production, transportation, and marketing of energy-related products—and integrated oils (+28.6%), which includes global giants such as ExxonMobil, ChevronTexaco, and ConocoPhillips. Despite their relatively small weightings, these two sectors’ hefty gains added considerably to the index return. Consumer discretionary stocks (+14.1%) and financial services issues (+10.7%) also contributed prominently to the overall return. Consumer discretionary stocks benefited from the unwavering strength of consumer spending, and financial services stocks weathered rising interest rates to perform respectably as a group.

3

As always, a few sectors underperformed the broad market. The lagging sectors were: Health care (+1.3%), beset by concerns over life-threatening pharmaceutical side effects, beginning with the withdrawal of arthritis drug Vioxx from the marketplace; consumer staples (+8.1%); and technology (+2.7%).

AN ENDURING RECORD OF INDEX-TRACKING CONSISTENCY

Over the long term, the strategy of tracking an unmanaged index has shown itself to be as powerful as it is simple. As you can see in the table below, over the past ten years your fund has produced an average return of 12.0% a year, 2.2 percentage points more than the average result for its large-cap core peers—most of which are actively managed. This performance advantage translates into a difference of more than $5,500 in the ending value of a hypothetical $10,000 initital investment.

Total Returns		Ten Years Ended December 31, 2004
	Average Annual Return	Final Value of a $10,000 Initial Investment
500 Index Fund
Investor Shares	12.0%	$31,049
S&P 500 Index	12.1	31,258
Average Large-Cap
Core Fund	9.8	25,527

The fund’s ability to capture almost all of the target market’s return is a credit to the skills of the advisor, Vanguard’s Quantitative Equity Group, as well as to low operating or transaction costs. The dedicated experts in the Quantitative Equity Group have developed proprietary portfolio construction and trading methodologies that have kept the fund’s return very close to that of the index. It’s an impressive feat, because the index is not burdened by real-world operating or transaction costs. Although the fund does incur these expenses, its ten-year annualized return is just one-tenth of a percentage point less than that of the S&P 500 Index.

KEEPING YOUR PORTFOLIO ON COURSE

Although the stock market has now enjoyed two consecutive years of gains after a brutal two-year bear market for stocks, nobody knows when the tough times may return again, or how long they’ll last. As I have counseled on a number of occasions in my reports to you, the best way to weather these storms and achieve long-term investment success is to stick with a carefully chosen portfolio of stocks, bonds, and short-term reserves appropriate for your situation. Avoiding the temptations of the latest “fad” or “hot” investments is also prudent.

4

Because of its broad diversification and its goal of capturing market returns, we believe the 500 Index Fund to be one of the most practical ways for many investors to share in the progress of the largest stocks in the U.S. market. As a core component of a stock portfolio that may also include actively managed funds, the 500 Index Fund can serve you well as a low-cost, long-term holding.

If you are looking for guidance in selecting, establishing, and monitoring a long-term asset mix consistent with your needs, I urge you to visit Vanguard.com to explore some of the educational and informative tools and resources we offer.

Thank you for entrusting us with your assets.

Sincerely,

John J. Brennan

CHAIRMAN AND CHIEF EXECUTIVE OFFICER

JANUARY 11, 2005

Your Fund's Performance at a Glance			December 31, 2003-December 31, 2004

			Distributions Per Share
	Starting Share Price	Ending Share Price	Income Dividends	Capital Gains
500 Index Fund
Investor Shares	$102.67	$111.64	$1.95	$0.00
Admiral Shares	102.68	111.64	2.04	0.00

5

FUND PROFILE
As of 12/31/2004	This Profile provides a snapshot of the fund's characteristics, compared where appropriate with its unmanaged target index. Key terms are defined on page 7.

500 INDEX FUND
Portfolio Characteristics

	Fund	Target Index*
Number of Stocks	506	500
Median Market Cap	$53.1B	$53.1B
Price/Earnings Ratio	19.6x	19.6x
Price/Book Ratio	3.0x	3.0x
Yield		1.7%
Investor Shares	1.5%
Admiral Shares	1.7%
Return on Equity	20.1%	20.1%
Earnings Growth Rate	9.5%	9.5%
Foreign Holdings	0.0%	0.0%
Turnover Rate	3%**	—
Expense Ratio		—
Investor Shares	0.18%
Admiral Shares	0.09%
Short-Term Reserves	0%	—

Volatility Measures

	Fund	Target Index*
R-Squared	1.00	1.00
Beta	1.00	1.00

Sector Diversification (% of portfolio)

	Fund	Target Index*
Auto & Transportation	3%	3%
Consumer Discretionary	15	15
Consumer Staples	7	7
Financial Services	22	22
Health Care	12	12
Integrated Oils	5	5
Other Energy	2	2
Materials & Processing	4	4
Producer Durables	4	4
Technology	14	14
Utilities	7	7
Other	5	5

*S&P 500 Index
**Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund's capital shares

Ten Largest Holdings (% of total net assets)

General Electric Co.	3.4%
(conglomerate)
ExxonMobil Corp.	2.9
(oil)
Microsoft Corp.	2.6
(software)
Citigroup, Inc.	2.2
(banking)
Wal-Mart Stores, Inc.	2.0
(retail)
Pfizer Inc.	1.8
(pharmaceuticals)
Bank of America Corp.	1.7
(banking)
Johnson & Johnson	1.7
(pharmaceuticals)
American International Group, Inc.	1.5
(insurance)
International Business Machines Corp.	1.4
(computer hardware)

Top Ten	21.2%

"Ten Largest Holdings" excludes any temporary cash investments and equity index products

Investment Focus

         Visit our website at Vanguard.com
for regularly updated fund information.

6

GLOSSARY OF INVESTMENT TERMS

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund’s equity assets represented by stocks or depositary receipts of companies based outside the United States.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors).

Yield. A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of income provided by securities in the index.

7

PERFORMANCE SUMMARY
As of 12/31/2004	All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (For performance data current to the most recent month-end, which may be higher or lower than that cited, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor's shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

500 INDEX FUND

Cumulative Performance December 31, 1994–December 31, 2004

	Average Annual Total Returns Periods Ended December 31, 2004
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
500 Index Fund Investor Shares*	10.74%	-2.38%	12.00%	$31,049
Dow Jones Wilshire 5000 Index	12.62	-1.42	11.92	30,824
S&P 500 Index	10.88	-2.30	12.07	31,258
Average Large-Cap Core Fund**	7.79	-4.05	9.82	25,527

	One Year	Since Inception†	Final Value of a $250,000 Investment
500 Index Fund Admiral Shares	10.82%	-1.07%	$239,174
Dow Jones Wilshire 5000 Index	12.62	0.42	254,376
S&P 500 Index	10.88	-1.02	239,618

Fiscal-Year Total Returns (%) December 31, 1994–December 31, 2004

  *Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Derived from data provided by Lipper Inc.
  †November 13, 2000.
Note: See Financial Highlights tables on pages 21 and 22 for dividend and capital gains information.

8

YOUR FUND’S AFTER-TAX RETURNS

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect the reduced tax rates on ordinary income (including qualified dividend income) and short-term capital gains that became effective as of January 1, 2003, and on long-term capital gains realized on or after May 6, 2003. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss.

The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other shares classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns	Periods Ended December 31, 2004

	One Year	Five Years	Ten Years
500 Index Fund Investor Shares*
Returns Before Taxes	10.74%	-2.38%	12.00%
Returns After Taxes on Distributions	10.44	-2.77	11.34
Returns After Taxes on Distributions and Sale of Fund Shares	7.35	-2.20	10.36

*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000

9

ABOUT YOUR FUND’S EXPENSES

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund's costs in two ways:

•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case--because the return used is not the fund's actual return--the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2004

500 Index Fund	Beginning Account Value June 30,2004	Ending Account Value Dec. 31,2004	Expenses Paid During Period*
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,071.26	$0.94
Admiral Shares	1,000.00	1,071.74	0.42

Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.23	$0.92
Admiral Shares	1,000.00	1,024.73	0.41

*The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.18% for Investor Shares and 0.08% for Admiral Shares. The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

10

Expense Ratios:
Your fund compared with its peer group

	Investor Shares	Admiral Shares	Average Large-Cap Core Fund*
500 Index Fund	0.18%	0.09%	1.44%

*Peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2003.

Note that the expenses shown in the table on page 10 are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, which is described in the prospectus. If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

11

As of 12/31/2004	FINANCIAL STATEMENTS

STATEMENT OF NET ASSETS

This Statement provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. Securities are grouped and subtotaled by asset type (common stocks, bonds, etc.) and by industry sector. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund’s Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund’s net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

500 Index Fund	Shares	Market Value^ (000)
COMMON STOCKS (99.7%)(1)

Auto & Transportation (2.7%)
United Parcel Service, Inc.	10,550,588	$ 901,653
FedEx Corp.	2,829,427	278,670
Ford Motor Co.	17,223,511	252,152
General Motors Corp.	5,316,998	212,999
Harley-Davidson, Inc.	2,765,711	168,017
Burlington Northern
Santa Fe Corp.	3,538,736	167,418
Union Pacific Corp.	2,443,617	164,333
Norfolk Southern Corp.	3,727,819	134,910
PACCAR, Inc.	1,635,395	131,617
Southwest Airlines Co.	7,338,593	119,472
CSX Corp.	2,022,351	81,056
Genuine Parts Co.	1,643,929	72,432
Delphi Corp.	5,282,743	47,650
* Navistar International Corp.	656,753	28,884
		24,416
* The Goodyear Tire &
Rubber Co.	1,650,947	24,203
Cooper Tire & Rubber Co.	703,454	15,160
Visteon Corp.	1,217,231	11,892
* Delta Air Lines, Inc.	1,215,983	9,096

		2,846,030

Consumer Discretionary (14.4%)
Wal-Mart Stores, Inc.	39,864,585	2,105,647
Home Depot, Inc.	20,671,459	883,498
* Time Warner, Inc.	43,117,027	838,195
* eBay Inc.	6,240,265	725,618
Viacom Inc. Class B	15,906,858	578,851
The Walt Disney Co.	19,234,363	534,715
* Yahoo! Inc.	12,941,826	487,648
* The News Corp., Inc.	24,162,416	450,871
Target Corp.	8,429,100	437,723
Lowe's Cos., Inc.	7,274,380	418,932
Gillette Co.	9,345,755	418,503
McDonald's Corp.	11,834,631	379,418
Carnival Corp.	5,961,282	343,549
Kimberly-Clark Corp.	4,591,200	302,147
* Starbucks Corp.	3,765,209	234,798

12

	Shares	Market Value^ (000)
Cendant Corp.	9,910,867	$ 231,716
NIKE, Inc. Class B	2,470,844	224,081
Costco Wholesale Corp.	4,415,634	213,761
Gannett Co., Inc.	2,402,869	196,314
Best Buy Co., Inc.	3,053,692	181,450
Clear Channel
Communications, Inc.	5,398,968	180,812
* Electronic Arts Inc.	2,874,260	177,284
The Gap, Inc.	8,253,170	174,307
Avon Products, Inc.	4,452,142	172,298
The McGraw-Hill Cos., Inc.	1,787,707	163,647
Waste Management, Inc.	5,385,751	161,249
* Kohl's Corp.	3,229,669	158,803
Staples, Inc.	4,687,010	157,999
Omnicom Group Inc.	1,754,012	147,898
* Apollo Group, Inc. Class A	1,743,722	140,736
Marriott International, Inc.
Class A	2,104,984	132,572
Yum! Brands, Inc.	2,757,554	130,101
Tribune Co.	2,990,782	126,032
TJX Cos., Inc.	4,536,146	113,993
Starwood Hotels & Resorts
Worldwide, Inc.	1,951,232	113,952
* Bed Bath & Beyond, Inc.	2,832,862	112,833
International Game Technology	3,244,231	111,537
J.C. Penney Co., Inc.
(Holding Co.)	2,688,537	111,305
* Coach, Inc.	1,778,361	100,300
Sears, Roebuck & Co.	1,946,836	99,347
Federated Department
Stores, Inc.	1,592,884	92,053
* Univision Communications Inc.	3,042,492	89,054
Limited Brands, Inc.	3,825,946	88,073
Eastman Kodak Co.	2,698,637	87,031
Hilton Hotels Corp.	3,633,885	82,635
May Department Stores Co.	2,748,606	80,809
Mattel, Inc.	3,906,286	76,134
R.R. Donnelley & Sons Co.	2,067,235	72,953
Cintas Corp.	1,615,858	70,872
Harrah's Entertainment, Inc.	1,055,023	70,570
* Fisher Scientific
International Inc.	1,104,134	68,876
* AutoZone Inc.	751,136	68,586
Black & Decker Corp.	760,075	67,138
Dollar General Corp.	3,084,539	64,066
Newell Rubbermaid, Inc.	2,586,821	62,575
Nordstrom, Inc.	1,318,607	61,619
VF Corp.	1,045,622	57,907
New York Times Co. Class A	1,366,417	55,750
* Interpublic Group of Cos., Inc.	3,980,865	53,344
Leggett & Platt, Inc.	1,797,057	51,090
* Office Depot, Inc.	2,940,906	51,054
Family Dollar Stores, Inc.	1,578,590	49,299
RadioShack Corp.	1,491,100	49,027
Knight Ridder	724,952	48,528
Robert Half International, Inc.	1,632,189	48,035
* AutoNation, Inc.	2,490,115	47,835
Tiffany & Co.	1,369,739	43,791
Whirlpool Corp.	625,383	43,283
Liz Claiborne, Inc.	1,021,888	43,134
Wendy's International, Inc.	1,072,987	42,125
Jones Apparel Group, Inc.	1,150,588	42,077
Alberto-Culver Co. Class B	856,793	41,614
* Toys R Us, Inc.	2,024,435	41,440
Darden Restaurants Inc.	1,480,018	41,056
International Flavors &
Fragrances, Inc.	887,174	38,007
The Stanley Works	774,378	37,937
* Monster Worldwide Inc.	1,121,046	37,712
Hasbro, Inc.	1,664,913	32,266
Circuit City Stores, Inc.	1,841,979	28,809
Sabre Holdings Corp.	1,276,347	28,284
* Allied Waste Industries, Inc.	2,995,862	27,802
OfficeMax, Inc.	878,832	27,578
Meredith Corp.	470,308	25,491
Reebok International Ltd.	547,810	24,104
Dillard's Inc.	774,166	20,802
* Convergys Corp.	1,332,221	19,970
Snap-On Inc.	541,203	18,596
Maytag Corp.	744,389	15,707
* Big Lots Inc.	1,064,551	12,913
Viacom Inc. Class A	143,386	5,317
* News Corp., Inc., Class B	9,800	188

		15,429,356

Consumer Staples (7.3%)
The Procter & Gamble Co.	23,878,927	1,315,251
Altria Group, Inc.	19,321,823	1,180,563
The Coca-Cola Co.	22,775,172	948,130
PepsiCo, Inc.	15,856,756	827,723
Anheuser-Busch Cos., Inc.	7,437,260	377,292
Walgreen Co.	9,620,375	369,134
Colgate-Palmolive Co.	4,991,860	255,384
Sysco Corp.	6,022,726	229,887
Sara Lee Corp.	7,387,797	178,341
Kellogg Co.	3,886,935	173,591
General Mills, Inc.	3,429,916	170,501
VS Corp.	3,766,037	169,735
Wm. Wrigley Jr. Co.	2,112,806	146,185
ConAgra Foods, Inc.	4,841,311	142,577
Hershey Foods Corp.	2,316,521	128,660
H.J. Heinz Co.	3,288,478	128,218
* The Kroger Co.	6,957,546	122,035
Campbell Soup Co.	3,873,350	115,774
Reynolds American Inc.	1,389,044	109,179

13

500 Index Fund	Shares	Market Value^ (000)
Coca-Cola Enterprises, Inc.	4,417,079	$ 92,096
The Clorox Co.	1,430,806	84,317
* Safeway, Inc.	4,212,507	83,155
Albertson's, Inc.	3,464,728	82,738
UST, Inc.	1,555,460	74,833
The Pepsi Bottling Group, Inc.	2,354,199	63,658
Brown-Forman Corp. Class B	1,146,507	55,812
McCormick & Co., Inc.	1,287,010	49,679
SuperValu Inc.	1,263,776	43,626
Adolph Coors Co. Class B	352,026	26,638

		7,744,712

Financial Services (21.6%)
Citigroup, Inc.	48,853,394	2,353,757
Bank of America Corp.	38,022,455	1,786,675
American International
Group, Inc.	24,517,995	1,610,097
JPMorgan Chase & Co.	33,535,039	1,308,202
Wells Fargo & Co.	15,926,322	989,821
Wachovia Corp.	15,095,823	794,040
American Express Co.	11,815,664	666,049
Fannie Mae	9,111,350	648,819
Morgan Stanley	10,303,752	572,064
U.S. Bancorp	17,576,359	550,492
Merrill Lynch & Co., Inc.	8,767,806	524,052
Freddie Mac	6,491,002	478,387
The Goldman Sachs Group, Inc.	4,557,939	474,208
Washington Mutual, Inc.	8,218,692	347,486
MBNA Corp.	12,027,299	339,050
Allstate Corp.	6,459,673	334,094
First Data Corp.	7,811,695	332,310
Metropolitan Life Insurance Co.	7,006,828	283,847
Prudential Financial, Inc.	4,829,135	265,409
SunTrust Banks, Inc.	3,490,316	257,865
Fifth Third Bancorp	5,283,782	249,817
The Bank of New York Co., Inc.	7,313,367	244,413
Automatic Data Processing, Inc.	5,483,699	243,202
National City Corp.	6,378,047	239,496
St. Paul Travelers Cos., Inc.	6,302,014	233,616
Lehman Brothers Holdings, Inc.	2,536,211	221,868
BB&T Corp.	5,199,701	218,647
SLM Corp.	4,046,161	216,025
Countrywide Financial Corp.	5,463,721	202,212
Capital One Financial Corp.	2,284,850	192,407
The Hartford Financial
Services Group Inc.	2,764,824	191,630
AFLAC Inc.	4,763,089	189,761
Golden West Financial Corp.	2,882,529	177,045
Franklin Resources Corp.	2,347,653	163,514
Marsh & McLennan Cos., Inc.	4,960,264	163,193
Progressive Corp. of Ohio	1,884,660	159,895
Regions Financial Corp.	4,375,292	155,717
State Street Corp.	3,138,540	154,165
PNC Financial Services Group	2,660,663	152,828
Charles Schwab Corp.	12,679,647	151,649
The Chubb Corp.	1,803,259	138,671
Simon Property
Group, Inc. REIT	2,081,948	134,640
KeyCorp	3,827,682	129,758
North Fork Bancorp, Inc.	4,430,420	127,818
Mellon Financial Corp.	3,987,114	124,039
Loews Corp.	1,746,230	122,760
Paychex, Inc.	3,560,162	121,330
Moody's Corp.	1,392,339	120,925
The Principal Financial
Group, Inc.	2,889,616	118,301
M & T Bank Corp.	1,093,311	117,903
ACE Ltd.	2,675,285	114,368
Equity Office Properties
Trust REIT	3,795,877	110,536
CIGNA Corp.	1,263,833	103,091
XL Capital Ltd. Class A	1,305,274	101,355
Northern Trust Corp.	2,063,599	100,250
Bear Stearns Co., Inc.	971,929	99,438
Comerica, Inc.	1,605,637	97,976
Equity Residential REIT	2,661,884	96,307
Marshall & Ilsley Corp.	2,103,283	92,965
CIT Group Inc.	1,978,567	90,658
AmSouth Bancorp	3,342,770	86,578
Ambac Financial Group, Inc.	1,022,942	84,014
MBIA, Inc.	1,324,737	83,829
Synovus Financial Corp.	2,914,931	83,309
* SunGard Data Systems, Inc.	2,719,323	77,038
Lincoln National Corp.	1,643,624	76,724
H & R Block, Inc.	1,550,631	75,981
T. Rowe Price Group Inc.	1,206,344	75,035
ProLogis REIT	1,731,140	75,010
* Fiserv, Inc.	1,841,241	73,999
Sovereign Bancorp, Inc.	3,249,575	73,278
Aon Corp.	2,978,956	71,078
Cincinnati Financial Corp.	1,582,003	70,019
Archstone-Smith Trust REIT	1,817,627	69,615
Jefferson-Pilot Corp.	1,285,153	66,777
Plum Creek Timber Co. Inc.
REIT	1,728,096	66,428
MGIC Investment Corp.	911,049	62,780
SAFECO Corp.	1,193,946	62,372
Torchmark Corp.	1,017,657	58,149
Zions Bancorp	844,096	57,424
Compass Bancshares Inc.	1,154,582	56,194
Huntington Bancshares Inc.	2,175,546	53,910
* E*TRADE Financial Corp.	3,500,938	52,339
UnumProvident Corp.	2,791,004	50,071
First Horizon National Corp.	1,159,107	49,969
* Providian Financial Corp.	2,759,207	45,444

14

	Shares	Market Value^ (000)
Janus Capital Group Inc.	2,224,290	$ 37,390
Equifax, Inc.	1,270,530	35,702
Apartment Investment &
Management Co.
Class A REIT	891,383	34,354
Dow Jones & Co., Inc.	770,684	33,186
Federated Investors, Inc.	1,011,442	30,748
Ryder System, Inc.	605,296	28,915

		23,058,572

Health Care (12.3%)
Pfizer Inc.	70,892,473	1,906,299
Johnson & Johnson	27,936,445	1,771,729
* Amgen, Inc.	11,956,361	767,001
Abbott Laboratories	14,660,383	683,907
Merck & Co., Inc.	20,875,144	670,927
Eli Lilly & Co.	10,652,659	604,538
Medtronic, Inc.	11,378,269	565,159
UnitedHealth Group Inc.	6,152,933	541,643
Wyeth	12,559,378	534,904
Bristol-Myers Squibb Co.	18,314,839	469,226
* WellPoint Inc.	2,778,568	319,535
Schering-Plough Corp.	13,863,754	289,475
* Boston Scientific Corp.	7,949,428	282,602
Cardinal Health, Inc.	4,067,374	236,518
Guidant Corp.	2,998,877	216,219
* Biogen Idec Inc.	3,139,960	209,153
Baxter International, Inc.	5,802,937	200,433
* Zimmer Holdings, Inc.	2,309,196	185,013
Stryker Corp.	3,784,489	182,602
Aetna Inc.	1,389,914	173,392
* Caremark Rx, Inc.	4,279,084	168,724
HCA Inc.	3,965,133	158,447
* Forest Laboratories, Inc.	3,467,989	155,574
* Gilead Sciences, Inc.	4,075,317	142,595
* St. Jude Medical, Inc.	3,365,772	141,127
* Genzyme Corp.-
General Division	2,333,317	135,496
Becton, Dickinson & Co.	2,384,286	135,427
* Medco Health Solutions, Inc.	2,565,180	106,711
Biomet, Inc.	2,383,025	103,399
Allergan, Inc.	1,235,892	100,194
Quest Diagnostics, Inc.	952,736	91,034
McKesson Corp.	2,766,768	87,043
* Laboratory Corp. of
America Holdings	1,302,219	64,877
* MedImmune Inc.	2,341,340	63,474
C.R. Bard, Inc.	985,190	63,032
* Chiron Corp.	1,758,828	58,622
AmerisourceBergen Corp.	989,522	58,065
* Express Scripts Inc.	715,332	54,680
Health Management
Associates Class A	2,291,275	52,058
IMS Health, Inc.	2,183,265	50,674
* Hospira, Inc.	1,469,408	49,225
* Tenet Healthcare Corp.	4,393,025	48,235
Mylan Laboratories, Inc.	2,533,191	44,787
* Humana Inc.	1,500,587	44,552
* Watson Pharmaceuticals, Inc.	1,029,922	33,792
Bausch & Lomb, Inc.	502,931	32,419
Manor Care, Inc.	814,094	28,843
* King Pharmaceuticals, Inc.	2,271,985	28,173
* Millipore Corp.	468,190	23,321

		13,134,875

Integrated Oils (4.9%)
ExxonMobil Corp.	60,728,798	3,112,958
ChevronTexaco Corp.	19,943,409	1,047,228
ConocoPhillips Co.	6,497,487	564,177
Occidental Petroleum Corp.	3,715,694	216,848
Marathon Oil Corp.	3,262,378	122,698
Unocal Corp.	2,477,512	107,128
Amerada Hess Corp.	862,800	71,077

		5,242,114

Other Energy (2.1%)
Schlumberger Ltd.	5,542,094	371,043
Devon Energy Corp.	4,575,216	178,067
Halliburton Co.	4,160,544	163,260
Burlington Resources, Inc.	3,685,379	160,314
Apache Corp.	3,073,294	155,416
Anadarko Petroleum Corp.	2,328,316	150,898
Baker Hughes, Inc.	3,157,959	134,750
* Transocean Inc.	3,027,068	128,317
Valero Energy Corp.	2,415,931	109,683
Williams Cos., Inc.	5,238,163	85,330
Kerr-McGee Corp.	1,427,994	82,524
XTO Energy, Inc.	2,332,002	82,506
EOG Resources, Inc.	1,116,286	79,658
* Nabors Industries, Inc.	1,407,453	72,188
BJ Services Co.	1,520,387	70,759
* Noble Corp.	1,274,305	63,384
El Paso Corp.	6,055,053	62,973
Sunoco, Inc.	688,401	56,249
* Rowan Cos., Inc.	1,008,625	26,123
* Calpine Corp.	5,029,743	19,817
* Dynegy, Inc.	3,570,654	16,496

		2,269,755

Materials & Processing (3.6%)
E.I. du Pont de Nemours & Co.	9,349,383	458,587
Dow Chemical Co.	8,876,608	439,481
Alcoa Inc.	8,194,207	257,462
International Paper Co.	4,580,518	192,382
Newmont Mining Corp.
(Holding Co.)	4,178,708	185,576
Masco Corp.	4,217,243	154,056
Weyerhaeuser Co.	2,258,026	151,785

15

500 Index Fund	Shares	Market Value^ (000)
Monsanto Co.	2,488,911	$ 138,259
Archer-Daniels-Midland Co.	6,161,286	137,458
Praxair, Inc.	3,056,850	134,960
Air Products & Chemicals, Inc.	2,139,829	124,046
PPG Industries, Inc.	1,618,125	110,291
Rohm & Haas Co.	2,116,627	93,618
Georgia Pacific Group	2,429,357	91,052
Phelps Dodge Corp.	898,757	88,905
Ecolab, Inc.	2,425,970	85,224
* American Standard Cos., Inc.	2,019,453	83,444
Nucor Corp.	1,497,632	78,386
MeadWestvaco Corp.	1,907,669	64,651
Freeport-McMoRan Copper &
Gold, Inc. Class B	1,680,620	64,250
Avery Dennison Corp.	1,039,797	62,357
Sherwin-Williams Co.	1,330,636	59,386
United States Steel Corp.	1,070,234	54,849
Vulcan Materials Co.	964,060	52,647
Ball Corp.	1,060,051	46,621
Fluor Corp.	788,836	42,999
Eastman Chemical Co.	733,658	42,354
* Sealed Air Corp.	786,159	41,879
Sigma-Aldrich Corp.	649,435	39,265
Ashland, Inc.	669,045	39,059
Temple-Inland Inc.	526,671	36,024
* Pactiv Corp.	1,398,184	35,360
Engelhard Corp.	1,151,288	35,310
Bemis Co., Inc.	1,006,744	29,286
Louisiana-Pacific Corp.	1,035,048	27,677
Allegheny Technologies Inc.	899,035	19,482
* Hercules, Inc.	1,052,399	15,628
Great Lakes Chemical Corp.	479,869	13,671

		3,827,727

Producer Durables (4.2%)
United Technologies Corp.	4,810,685	497,184
The Boeing Co.	7,903,489	409,164
Caterpillar, Inc.	3,212,234	313,225
Emerson Electric Co.	3,951,144	276,975
* Applied Materials, Inc.	15,986,239	273,365
Illinois Tool Works, Inc.	2,783,504	257,975
Lockheed Martin Corp.	4,167,124	231,484
Northrop Grumman Corp.	3,466,313	188,429
Deere & Co.	2,335,985	173,797
Danaher Corp.	2,905,153	166,785
* Xerox Corp.	8,976,595	152,692
Ingersoll-Rand Co.	1,621,218	130,184
* Agilent Technologies, Inc.	4,571,285	110,168
* Lexmark International, Inc.	1,215,205	103,292
Pitney Bowes, Inc.	2,170,975	100,473
* KLA-Tencor Corp.	1,839,955	85,705
Parker Hannifin Corp.	1,124,739	85,188
Dover Corp.	1,914,420	80,291
Pulte Homes, Inc.	1,200,802	76,611
Centex Corp.	1,170,034	69,711
Rockwell Collins, Inc.	1,661,870	65,544
Cooper Industries, Inc. Class A	863,987	58,656
W.W. Grainger, Inc.	848,059	56,498
* Waters Corp.	1,137,537	53,225
Molex, Inc.	1,768,881	53,066
KB HOME	435,716	45,489
* Thermo Electron Corp.	1,505,681	45,457
American Power
Conversion Corp.	1,800,483	38,530
Novellus Systems, Inc.	1,315,902	36,701
Goodrich Corp.	1,119,558	36,542
Cummins Inc.	428,135	35,873
Pall Corp.	1,166,209	33,762
* Teradyne, Inc.	1,826,371	31,176
Tektronix, Inc.	847,876	25,614
* Andrew Corp.	1,513,705	20,632
* Power-One, Inc.	788,702	7,035
Molex, Inc. Class A	4,051	108

		4,426,606

Technology (14.3%)
Microsoft Corp.	102,338,828	2,733,470
International Business
Machines Corp.	15,670,493	1,544,797
Intel Corp.	59,521,024	1,392,197
* Cisco Systems, Inc.	61,984,951	1,196,310
* Dell Inc.	23,385,836	985,479
* Oracle Corp.	48,276,459	662,353
QUALCOMM Inc.	15,429,385	654,206
Hewlett-Packard Co.	28,427,615	596,127
Texas Instruments, Inc.	16,265,729	400,462
Motorola, Inc.	22,916,415	394,162
* EMC Corp.	22,557,203	335,426
* Apple Computer, Inc.	3,784,751	243,738
General Dynamics Corp.	1,885,474	197,221
Computer Associates
International, Inc.	5,512,960	171,233
* Sun Microsystems, Inc.	31,658,070	170,320
Raytheon Co.	4,255,427	165,238
* Lucent Technologies, Inc.	41,613,361	156,466
* Corning, Inc.	13,199,868	155,362
* Symantec Corp.	5,969,879	153,784
Adobe Systems, Inc.	2,246,380	140,938
Analog Devices, Inc.	3,538,013	130,623
Maxim Integrated
Products, Inc.	3,061,712	129,786
* Veritas Software Corp.	3,973,777	113,451
* Network Appliance, Inc.	3,377,466	112,199
Linear Technology Corp.	2,890,315	112,029
Electronic Data Systems Corp.	4,837,197	111,739
* Computer Sciences Corp.	1,781,684	100,434

16

	Shares	Market Value^ (000)
* Broadcom Corp.	3,097,790	$ 99,997
Xilinx, Inc.	3,278,827	97,217
Rockwell Automation, Inc.	1,733,922	85,916
Autodesk, Inc.	2,160,441	81,989
* Advanced Micro Devices, Inc.	3,632,781	79,994
L-3 Communications
Holdings, Inc.	1,084,054	79,396
* Intuit, Inc.	1,764,403	77,651
* Avaya Inc.	4,309,489	74,123
* Affiliated Computer
Services, Inc. Class A	1,210,080	72,835
* Altera Corp.	3,504,591	72,545
* Micron Technology, Inc.	5,764,997	71,198
* NCR Corp.	877,590	60,756
National Semiconductor Corp.	3,371,305	60,515
* Freescale Semiconductor, Inc.	2,950,614	54,173
* Siebel Systems, Inc.	4,783,651	50,228
* Solectron Corp.	9,139,218	48,712
* Jabil Circuit, Inc.	1,896,869	48,522
Scientific-Atlanta, Inc.	1,443,253	47,642
* Comverse Technology, Inc.	1,860,647	45,493
* JDS Uniphase Corp.	13,593,087	43,090
* Sanmina-SCI Corp.	4,905,786	41,552
Symbol Technologies, Inc.	2,263,287	39,155
* Citrix Systems, Inc.	1,594,582	39,115
* BMC Software, Inc.	2,087,745	38,832
Applera Corp.-Applied
Biosystems Group	1,847,307	38,627
* Tellabs, Inc.	4,348,961	37,358
* NVIDIA Corp.	1,564,648	36,863
* Mercury Interactive Corp.	794,032	36,168
* Unisys Corp.	3,159,475	32,163
* QLogic Corp.	870,316	31,967
PerkinElmer, Inc.	1,205,857	27,120
* Novell, Inc.	3,533,942	23,854
* Compuware Corp.	3,640,873	23,556
* Gateway, Inc.	3,518,178	21,144
* ADC Telecommunications, Inc.	7,614,254	20,406
* LSI Logic Corp.	3,623,570	19,857
* PMC Sierra Inc.	1,677,641	18,873
* CIENA Corp.	5,382,291	17,977
* Parametric Technology Corp.	2,528,921	14,895
* Freescale Semiconductor Inc.	719,000	12,813
* Applied Micro Circuits Corp.	2,903,986	12,226
* PeopleSoft, Inc.	1,200	32

		15,196,095

Utilities (6.9%)
Verizon Communications Inc.	26,065,391	1,055,909
SBC Communications Inc.	31,209,440	804,267
* Comcast Corp. Class A	19,082,547	635,067
BellSouth Corp.	17,243,192	479,188
Sprint Corp.	13,846,891	344,095
* Nextel Communications, Inc.	10,461,102	313,833
Exelon Corp.	6,236,891	274,860
Southern Co.	6,963,063	233,402
Duke Energy Corp.	9,005,423	228,107
Dominion Resources, Inc.	3,120,026	211,351
ALLTEL Corp.	2,859,483	168,023
TXU Corp.	2,261,365	145,994
AT&T Corp.	7,491,886	142,795
Entergy Corp.	2,104,322	142,231
FPL Group, Inc.	1,747,075	130,594
American Electric
Power Co., Inc.	3,725,035	127,918
* PG&E Corp.	3,794,894	126,294
FirstEnergy Corp.	3,104,887	122,674
Public Service Enterprise
Group, Inc.	2,237,766	115,849
Progress Energy, Inc.	2,325,623	105,211
Consolidated Edison Inc.	2,278,191	99,671
Edison International	3,067,046	98,237
PPL Corp.	1,779,591	94,817
Ameren Corp.	1,833,793	91,946
Kinder Morgan, Inc.	1,166,200	85,284
* AES Corp.	6,107,482	83,489
Sempra Energy	2,197,014	80,586
* Qwest Communications
International Inc.	17,093,925	75,897
Constellation Energy
Group, Inc.	1,655,385	72,357
Cinergy Corp.	1,706,221	71,030
DTE Energy Co.	1,637,541	70,627
Xcel Energy, Inc.	3,768,630	68,589
KeySpan Corp.	1,511,855	59,643
* Comcast Corp. Special
Class A	1,814,271	59,581
NiSource, Inc.	2,545,362	57,983
CenturyTel, Inc.	1,266,870	44,936
Citizens Communications Co.	3,157,829	43,546
Pinnacle West Capital Corp.	862,068	38,284
CenterPoint Energy Inc.	2,895,160	32,715
TECO Energy, Inc.	1,877,923	28,807
* Allegheny Energy, Inc.	1,290,976	25,445
* CMS Energy Corp.	1,833,062	19,155
Peoples Energy Corp.	353,776	15,548
NICOR Inc.	414,253	15,303

		7,341,138

Other (5.4%)
General Electric Co.	99,519,923	3,632,477
Tyco International Ltd.	18,936,093	676,776
3M Co.	7,328,760	601,471
Honeywell International Inc.	8,097,188	286,721

17

500 Index Fund	Shares	Market Value^ (000)
Johnson Controls, Inc.	1,791,903	$ 113,678
Fortune Brands, Inc.	1,357,009	104,734
Eaton Corp.	1,429,898	103,467
Textron, Inc.	1,294,268	95,517
ITT Industries, Inc.	869,087	73,394
Brunswick Corp.	905,642	44,829

		5,733,064

TOTAL COMMON STOCKS
(Cost $77,134,738)		106,250,044

TEMPORARY CASH INVESTMENTS (0.8%)(1)

Money Market Fund (0.8%)
Vanguard Market Liquidity
Fund, 2.26%**	386,976,772	386,977
Vanguard Market Liquidity
Fund, 2.26%**—Note E	463,628,200	463,628

		850,605

	Face
	Amount
	(000)

U.S. Government Obligation
U.S. Treasury Bill
(2) 1.73%, 1/27/2005	$33,700	33,659

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $884,264)		884,264

TOTAL INVESTMENTS (100.5%)
(Cost $78,019,002)		107,134,308

OTHER ASSETS AND LIABILITIES (-0.5%)

Other Assets—Note B		475,728
Liabilities—Note E		(1,031,322)

		(555,594)

NET ASSETS (100%)		$106,578,714

^See Note A in Notes to Financial Statements.
*Non-income-producing security
**Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.5%, respectively, of net assets. See Note C in Notes to Financial Statements.
(2)Security has been segregated as initial margin for open futures contracts. REIT--Real Estate Investment Trust.
REIT—Real Estate Investment Trust.

Amount (000)
AT DECEMBER 31, 2004, NET ASSETS CONSISTED OF:

Paid-in Capital	$ 82,013,167
Overdistributed Net Investment Income	(113,247)
Accumulated Net Realized Losses	(4,440,512)
Unrealized Appreciation
Investment Securities	29,115,306
Futures Contracts	4,000

NET ASSETS	$106,578,714

Investor Shares—Net Assets
Applicable to 753,924,061 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$84,167,072

NET ASSET VALUE PER SHARE—
INVESTOR SHARES	$111.64

Admiral Shares—Net Assets
Applicable to 200,744,826 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$22,411,642

NET ASSET VALUE PER SHARE—
ADMIRAL SHARES	$111.64

See Note C in Notes to Financial Statements for the tax-basis components of net assets.

18

STATEMENT OF OPERATIONS

This Statement shows the types of income earned by the fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

500 Index Fund Year Ended December 31, 2004 (000)
INVESTMENT INCOME
Income
Dividends	$ 1,995,842
Interest	6,131
Security Lending	868

Total Income	2,002,841

Expenses
The Vanguard Group—Note B
Investment Advisory Services	78
Management and Administrative
Investor Shares	125,719
Admiral Shares	15,117
Marketing and Distribution
Investor Shares	10,986
Admiral Shares	2,610
Custodian Fees	461
Auditing Fees	18
Shareholders' Reports
Investor Shares	1,345
Admiral Shares	15
Trustees' Fees and Expenses	103

Total Expenses	156,452

NET INVESTMENT INCOME	1,846,389

REALIZED NET GAIN (LOSS)
Investment Securities Sold	249,908
Futures Contracts	63,457

REALIZED NET GAIN (LOSS)	313,365

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Investment Securities	8,170,956
Futures Contracts	(24,228)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	8,146,728

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,306,482

19

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how the fund’s total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund’s net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

	500 Index Fund
	Year Ended December 31,
	2004 (000)	2003 (000)
INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$ 1,846,389	$ 1,272,250
Realized Net Gain (Loss)	313,365	426,090
Change in Unrealized Appreciation (Depreciation)	8,146,728	18,562,298

Net Increase (Decrease) in Net Assets Resulting from Operations	10,306,482	20,260,638

Distributions
Net Investment Income
Investor Shares	(1,460,061)	(1,029,145)
Admiral Shares	(394,953)	(245,685)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—

Total Distributions	(1,855,014)	(1,274,830)

Capital Share Transactions—Note F
Investor Shares	2,117,417	3,674,152
Admiral Shares	2,569,616	2,634,755

Net Increase (Decrease) from Capital Share Transactions	4,687,033	6,308,907

Total Increase (Decrease)	13,138,501	25,294,715

Net Assets
Beginning of Period	93,440,213	68,145,498

End of Period	$106,578,714	$93,440,213

20

FINANCIAL HIGHLIGHTS

This table summarizes the fund’s investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund’s net income and total returns from year to year; the relative contributions of net income and capital gains to the fund’s total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

500 Index Fund Investor Shares
	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$102.67	$ 81.15	$105.89	$121.86	$135.33
Investment Operations
Net Investment Income	1.95*	1.44	1.32	1.260	1.29
Net Realized and Unrealized Gain (Loss)
on Investments	8.97	21.51	(24.70)	(15.955)	(13.46)

Total from Investment Operations	10.92	22.95	(23.38)	(14.695)	(12.17)

Distributions
Dividends from Net Investment Income	(1.95)	(1.43)	(1.36)	(1.275)	(1.30)
Distributions from Realized Capital Gains	—	—	—	—	—

Total Distributions	(1.95)	(1.43)	(1.36)	(1.275)	(1.30)

Net Asset Value, End of Period	$111.64	$102.67	$81.15	$105.89	$121.86

Total Return**	10.74%	28.50%	-22.15%	-12.02%	-9.06%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$84,167	$75,342	$56,224	$73,151	$88,240
Ratio of Total Expenses to Average Net Assets	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of Net Investment Income to Average Net Assets	1.86%*	1.61%	1.43%	1.14%	0.98%
Portfolio Turnover Rate†	3%	1%	6%	3%	7%

  *Net investment income per share and the ratio of net investment income to average net assets include $0.32 and 0.31%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.
**Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
†Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund's capital shares.

21

FINANCIAL HIGHLIGHTS (CONTINUED)

500 Index Fund Admiral Shares
	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2004	2003	2002	2001	Nov.13* to Dec. 31, 2000
Net Asset Value, Beginning of Period	$102.68	$ 81.15	$105.89	$121.87	$124.88
Investment Operations
Net Investment Income	2.03**	1.507	1.374	1.313	.179
Net Realized and Unrealized Gain (Loss)
on Investments	8.97	21.510	(24.700)	(15.955)	(2.808)

Total from Investment Operations	11.00	23.017	(23.326)	(14.642)	(2.629)

Distributions
Dividends from Net Investment Income	(2.04)	(1.487)	(1.414)	(1.338)	(.381)
Distributions from Realized Capital Gains	—	—	—	—	—

Total Distributions	(2.04)	(1.487)	(1.414)	(1.338)	(.381)

Net Asset Value, End of Period	$111.64	$102.68	$81.15	$105.89	$121.87

Total Return	10.82%	28.59%	-22.10%	-11.98%	-2.10%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$22,412	$18,098	$11,922	$13,863	$8,237
Ratio of Total Expenses to
Average Net Assets	0.09%	0.12%	0.12%	0.12%	0.12%†
Ratio of Net Investment Income to
Average Net Assets	1.96%**	1.67%	1.50%	1.22%	1.03%†
Portfolio Turnover Rate††	3%	1%	6%	3%	7%

*Inception
**Net investment income per share and the ratio of net investment income to average net assets include $0.32 and 0.31%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.
†Annualized.
††Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund's capital shares.

SEE ACCOMPANYING NOTES, WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

22

NOTES TO FINANCIAL STATEMENTS

Vanguard 500 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard(R)Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2.	Futures Contracts:The fund uses S&P 500 Index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3.	Repurchase Agreements: The fund, along with other members of The Vanguard Group, may transfer uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

4.	Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

5.	Distributions: Distributions to shareholders are recorded on the ex-dividend date.

23

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6.	Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

7.	Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.   The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2004, the fund had contributed capital of $13,931,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 13.93% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C.   Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2004, the fund realized $372,392,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchange fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

For tax purposes, at December 31, 2004, the fund had $13,475,000 of ordinary income available for distribution. The fund had available realized losses of $4,432,900,000 to offset future net capital gains of $193,358,000 through December 31, 2008, $890,248,000 through December 31, 2009, $3,087,963,000 through December 31, 2010, $145,498,000 through December 31, 2011, $44,874,000 through December 31, 2012, and $70,959,000 through December 31, 2013.

At December 31, 2004, net unrealized appreciation of investment securities for tax purposes was $29,115,306,000, consisting of unrealized gains of $36,942,165,000 on securities that had risen in value since their purchase and $7,826,859,000 in unrealized losses on securities that had fallen in value since their purchase.

24

At December 31, 2004, the aggregate settlement value of open futures contracts expiring in March 2005 and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
S&P 500 Index	1,134	$344,083	$3,990
E-mini S&P 500 Index	100	6,069	10

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D.      During the year ended December 31, 2004, the fund purchased $8,515,693,000 of investment securities and sold $3,519,536,000 of investment securities other than temporary cash investments.

E.      The market value of securities on loan to broker/dealers at December 31, 2004, was $439,378,000, for which the fund held cash collateral of $463,628,000.

F.      Capital share transactions for each class of shares were:

	Year Ended December 31,
	2004		2003
	Amount (000)	Shares (000)	Amount (000)	Shares (000)
Investor Shares
Issued	$ 13,187,913	125,964	$ 13,026,688	146,182
Issued in Lieu of Cash Distributions	1,386,492	13,013	971,109	10,563
Redeemed	(12,456,988)	(118,858)	(10,323,645)	(115,745)

Net Increase (Decrease)—Investor Shares	2,117,417	20,119	3,674,152	41,000

Admiral Shares
Issued	5,194,097	49,523	4,455,070	49,744
Issued in Lieu of Cash Distributions	332,619	3,121	207,450	2,251
Redeemed	(2,957,100)	(28,162)	(2,027,765)	(22,633)

Net Increase (Decrease)—Admiral Shares	2,569,616	24,482	2,634,755	29,362

25

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Trustees of Vanguard 500 Index Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard 500 Index Fund (the “Fund”) at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and broker and by agreement to the underlying ownership records for Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 8, 2005

SPECIAL 2004 TAX INFORMATION

(UNAUDITED) FOR VANGUARD 500 INDEX FUND

This information for the fiscal year ended December 31, 2004, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $1,855,014,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 100% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

26

INVESTING IS FAST, EASY, AND SECURE ON VANGUARD.COM

If you're like many Vanguard investors, you believe in planning and taking control of your own investments. Vanguard.com was built for you—and it keeps getting better.

RESEARCH AND PLAN YOUR INVESTMENTS WITH CONFIDENCE

Use our Planning & Advice and Research Funds & Stocks sections to:

•	Determine what asset allocation might best suit your needs—by taking our Investor Questionnaire.

•	Find out how much to save for retirement and your children's college education—by using our planning tools.

•	Learn how to achieve your goals—by reading our PlainTalk® investment guides.

•	Find your next fund--by using the Compare Funds, Compare Fund Costs, and Narrow Your Fund Choices tools.

•	Look up fund price, performance history, and distribution information—in a snap.

INVEST AND MANAGE ACCOUNTS WITH EASE

Log on to Vanguard.com to:

•	See what you own (at Vanguard and elsewhere) and how your investments are doing.

•	Elect to receive online statements, fund reports (like this one), prospectuses, and tax forms.

•	Analyze your portfolio's holdings and performance.

•	Open new accounts, buy and sell shares, and exchange money between funds—securely and easily.

•	Sign up to receive electronic newsletters from Vanguard informing you of news on our funds, products, and services, as well as on investing and the financial markets.

Find out what Vanguard.com can do for you. Log on today!

27

THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members' responsibilities are

Name (Year of Birth) Trustee/Officer Since	Position(s) Held with Fund (Number of Vanguard Funds Overseen by Trustee/Officer)	Principal Occupation(s) During the Past Five Years
John J. Brennan* (1954) May 1987	Chairman of the Board, Chief Executive Officer, and Trustee (132)	Chairman of the Board,Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group.

INDEPENDENT TRUSTEES

Charles D. Ellis (1937) January 2001	Trustee (132)	The Partners of `63 (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting);
Successor Trustee of Yale University; Overseer of the Stern School of
Business at New York University; Trustee of the Whitehead Institute
for Biomedical Research.

Rajiv L. Gupta (1945) December 2001**	Trustee (132)	Chairman and Chief Executive Officer (since October 1999), Vice
Chairman (January-September 1999), and Vice President (prior to
September 1999) of Rohm and Haas Co. (chemicals); Director of
Technitrol, Inc. (electronic components), and Agere Systems (commu-
nications components); Board Member of the American Chemistry
Council; Trustee of Drexel University.

JoAnn Heffernan Heisen (1950) July 1998	Trustee (132)	Vice President, Chief Information Officer, and Member of the
Executive Committee of Johnson & Johnson (pharmaceuticals/
consumer products); Director of the University Medical Center at
Princeton and Women's Research and Education Institute.

Burton G. Malkiel (1932) May 1977	Trustee (129)	Chemical Bank Chairman's Professor of Economics, Princeton
University; Director of Vanguard Investment Series plc (Irish invest-
ment fund) (since November 2001), Vanguard Group (Ireland)
Limited (investment management) (since November 2001),
Prudential Insurance Co. of America, BKF Capital (investment management), The Jeffrey Co. (holding company), and NeuVis, Inc.
(software company).

André F. Perold (1952) December 2004	Trustee (132)	George Gund Professor of Finance and Banking, Harvard Business
School (since 2000); Senior Associate Dean, Director of Faculty
Recruiting, and Chair of Finance Faculty, Harvard Business School;
Director and Chairman of Unx, Inc. (equities trading firm) (since 2003);
Director of registered investment companies advised by Merrill Lynch
Investment Managers and affiliates (1985–2004), Genbel Securities
Limited (South African financial services firm) (1999–2003), Gensec
Bank (1999–2003), Sanlam Investment Management (1999–2001),
Sanlam, Ltd. (South African insurance company) (2001–2003),
Stockback, Inc. (credit card firm) (2000–2002), and Bulldogresearch.com
(investment research) (1999–2001); and Trustee of Commonfund
(investment management) (1989–2001).

selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Name (Year of Birth) Trustee/Officer Since	Position(s) Held with Fund (Number of Vanguard Funds Overseen by Trustee/Officer)	Principal Occupation(s) During the Past Five Years
Alfred M. Rankin, Jr. (1941) January 1993	Trustee (132)	Chairman, President, Chief Executive Officer, and Director of NACCO
Industries, Inc. (forklift trucks/housewares/lignite); Director of
Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.

J. Lawrence Wilson (1936) April 1985	Trustee (132)	Retired Chairman and Chief Executive Officer of Rohm and Haas Co.
(chemicals); Director of Cummins Inc. (diesel engines), MeadWestvaco
Corp. (paper products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University.

EXECUTIVE OFFICERS*
R. Gregory Barton (1951) June 2001	Secretary (132)	Managing Director and General Counsel of The Vanguard Group, Inc.; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group.

Thomas J. Higgins (1957) July 1998	Treasurer (132)	Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.

*Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.
**December 2002 for Vanguard® Equity Income Fund, Vanguard® Growth Equity Fund, the Vanguard® Municipal Bond Funds, and the Vanguard® State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

VANGUARD SENIOR MANAGEMENT TEAM
Mortimer J. Buckley, Information Technology. James H. Gately, Investment Programs and Services. Kathleen C. Gubanich, Human Resources. F. William McNabb, III, Client Relationship Group.	Michael S. Miller, Planning and Development. Ralph K. Packard, Finance. George U. Sauter, Chief Investment Officer.
John C. Bogle, Founder; Chairman and Chief Executive Officer, 1974-1996.

Post Office Box 2600
Valley Forge, PA 19482-2600

Vanguard, The Vanguard Group, Vanguard.com, Admiral, PlainTalk ,and the ship logo are trademarks of The Vanguard Group, Inc.	World Wide Web www.vanguard.com

S&P 500®, Standard & Poor's 500, and 500 are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by The Vanguard Group, Inc. Vanguard mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the funds.	Fund Information 1-800-662-7447

All other marks are the exclusive property of their respective owners.	Direct Investor Account Services 1-800-662-2739

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.	Institutional Investor Services 1-800-523-1036

For More Information
This report is intended for the fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus. To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the fund or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through Vanguard.com. Prospectuses may also be viewed online.	Text Telephone 1-800-952-3335

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting our website, www.vanguard.com, and searching for “proxy voting guidelines,” or by calling Vanguard at 1- 800- 662-2739. They are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how the fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either www.vanguard.com or www.sec.gov.

You can review and copy information about your fund at the SEC’s Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 1-202-942- 8090. Information about your fund is also available on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request in either of two ways: via e-mail addressed to publicinfo@sec.gov or via regular mail addressed to the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549–0102.

© 2005 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor.

Q400 022005

Vanguard® U.S. Stock Index Funds
Small-Capitalization Portfolios
December 31, 2004

CONTENTS
1	LETTER FROM THE CHAIRMAN
8	FUND PROFILES
11	GLOSSARY OF INVESTMENT TERMS
12	PERFORMANCE SUMMARIES
18	YOUR FUND'S AFTER-TAX RETURNS
19	ABOUT YOUR FUND'S EXPENSES
21	FINANCIAL STATEMENTS
51	ADVANTAGES OF VANGUARD.COM

SUMMARY
•	The three Vanguard small-capitalization index funds' Investor Shares produced returns ranging from 16.1% to 23.6%.
•	Small-capitalization value-oriented stocks outpaced small-cap growth stocks, though it was a good year for both segments.
•	We launched VIPER Shares—exchange-traded shares—for each of the index funds in late January 2004.

VANGUARD’S PLEDGE TO CLIENTS
We recognize that your relationship with Vanguard rests on the twin pillars of trust and excellence, each of which is built upon the character of our people. Our Pledge to Clients reflects our ongoing efforts to deserve your trust and to continually improve so that we can offer you excellence in all that we do.

We will:
•	Put your interests first at all times.
•	Continually seek to earn your trust by adhering to the highest standards of ethical behavior and fiduciary responsibility.
•	Strive to be the highest-value provider of investment services, which means outstanding investment performance and service, both at the lowest possible cost.
•	Communicate candidly not only about the rewards of investing but also about the risks and costs.
•	Maintain highly effective controls to safeguard your assets and protect your confidential information.
•	Invest a majority of our personal assets alongside yours.

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Want less clutter in your mailbox? Just register with Vanguard.com® and opt to get fund reports online.
Small-Cap Index Fund Small-Cap Growth Index Fund Small-Cap Value Index Fund

     LETTER FROM THE CHAIRMAN

Dear Shareholder,

In a good year for the broad stock market, small-cap stocks delivered exceptional returns. During 2004, value-oriented small stocks (those that trade at relatively low multiples of price to earnings, book value, and other corporate measures) outperformed their growth-oriented counterparts.

Total Returns	Fiscal Year Ended December 31

Vanguard Small-Cap Index Fund
Investor Shares	19.9%
Admiral Shares	20.0
Institutional Shares	20.1
VIPER Shares
Market Price	11.7	*
Net Asset Value	11.9	*
MSCI US Small Cap 1750 Index	20.0
Average Small-Cap Core Fund**	18.4

Vanguard Small-Cap Growth Index Fund
Investor Shares	16.1%
Institutional Shares	16.3
VIPER Shares
Market Price	6.3	*
Net Asset Value	6.4	*
MSCI US Small Cap Growth Index	16.1
Average Small-Cap Growth Fund**	10.7

Vanguard Small-Cap Value Index Fund
Investor Shares	23.6%
Institutional Shares	23.8
VIPER Shares
Market Price	17.1	*
Net Asset Value	17.3	*
MSCI US Small Cap Value Index	23.7
Average Small-Cap Value Fund**	20.9

*Return since inception on January 26, 2004
**Derived from data provided by Lipper Inc.

The three Vanguard small-cap index funds tracked their indexes with precision, providing returns within 0.2 percentage point of their index results. In addition, the returns of the index funds were superior to the average returns produced by their peer groups.

Each fund’s total return is based on the change in net asset value plus any income or capital gains distributions during the year. The table on page 6 provides details. The table also includes the returns of each fund’s VIPER shares—exchange-traded shares that were launched on January 26, 2004. Since their inception, the new shares have produced returns similar to those of their benchmarks. If you hold any of the funds in a taxable account, you may wish to refer to page 18 for after-tax returns.

1

Admiral™ Shares
A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

Institutional Shares
This class of shares carries even lower expenses and is available for a minimum investment of $10 million.

VIPER® Shares
Traded on the American Stock Exchange, VIPERs® are available only through brokers. The table on page 1 shows VIPER returns based on both the AMEX market price and the net asset value for a share.

Despite their impressive results, none of the index funds distributed capital gains during the past 12 months, enhancing their after-tax returns.

STOCK MARKET ENJOYED SOLID GAINS

The U.S. stock market rallied following the presidential election in November to post a second consecutive year of solid returns. The gains in the final two months of 2004 capped a year that began with solid advances in stock indexes but was marked in the middle months by investors’ uncertainty about the sustainability of economic growth.

Gains came in many sectors of the market. The strongest performers were energy-related stocks, which were buoyed by higher prices and increased demand for oil. Generally, small-capitalization stocks outpaced large-caps, and value stocks—those with prices considered low relative to company earnings, book value, and other measures—outpaced their growth counterparts. Inter-national stocks, particularly those in emerging markets, posted outstanding returns compared with U.S. stocks.

Market Barometer	Average Annual Total Returns Periods Ended December 31, 2004
	One Year	Three Years	Five Years

Stocks
Russell 1000 Index (Large-caps)	11.4%	4.3%	-1.8%
Russell 2000 Index (Small-caps)	18.3	11.5	6.6
Dow Jones Wilshire 5000 Index	12.6	5.5	-1.4
(Entire market)
MSCI All Country World Index
ex USA (International)	21.4	13.6	0.0
Bonds
Lehman Aggregate Bond Index	4.3%	6.2%	7.7%
(Broad taxable market)
Lehman Municipal Bond Index	4.5	6.4	7.2
Citigroup 3-Month Treasury Bill Index	1.2	1.3	2.8
CPI
Consumer Price Index	3.3%	2.5%	2.5%

YIELDS ROSE FOR SHORT-TERM BONDS, BUT FELL FOR LONG-TERM ISSUES

At the beginning of 2004, bond investors expected higher interest rates across the maturity spectrum. The actual result, however, was quite different at the short and long ends of the maturity range.

2

Yields of longer-maturity bonds closed the year slightly below their starting points. At year-end, the 10-year U.S. Treasury note yielded 4.22%, 3 basis points (0.03 percentage point) below its 4.25% yield at the start of the period. Overall, the taxable investment-grade bond market, as measured by the Lehman Brothers Aggregate Bond Index, returned 4.3%.

Yields of shorter-maturity securities, which are generally more closely tied to the Fed’s interest rate moves, rose significantly. As the Fed tightened its monetary policy to avert any significant surge in inflation, the yield of the 3-month Treasury bill, a proxy for money market yields, rose to 2.21%, up from 0.92% at the start of the year.

FUNDS TRACKED AN EXCELLENT MARKET WITH PRECISION

During 2004, small-cap stocks delivered a rousing encore to their exceptional 2003 performance. The Vanguard Small-Cap Index Funds reflected this performance, producing returns ranging from Small-Cap Growth’s 16.1% to 23.6% for Vanguard Small-Cap Value Index Fund. Vanguard Small-Cap Index Fund—essentially, the Value and Growth Index Funds combined—returned 19.9%. (All returns are for Investor Shares.) These results were superior to the average returns produced by the funds’ peer groups, which consist mainly of actively managed funds.

As expected, Vanguard Quantitative Equity Group, the funds’ manager, succeeded in closely tracking the returns of each fund’s target index, producing returns that were within 0.2 percentage point of the index across all share classes. (In fact, the Institutional Shares in each fund edged past the index return.) These results are a tribute to the portfolio construction and trading methodologies developed and refined by Vanguard Quantitative Equity Group ever since we launched the first index mutual fund in 1976.

The tight tracking allowed investors to make the most of a strong small-cap market. The best-performing groups in the MSCI US Small Cap 1750 Index—the benchmark for Vanguard Small-Cap Index Fund—included energy-related and raw-materials stocks, which account for a relatively small percentage of the index’s value, and large sectors such as financial services, which produced lower, but still-impressive, returns. Weaker performers included technology stocks.

The performances of both the Small-Cap Value and Small-Cap Growth Index Funds reflected their respective weightings in these different

3

industry groups. For example, the Small-Cap Value Index Fund had a heavy weighting in financial services stocks (some 37% of assets, on average, during the period), which returned a market-beating 24.9%. The fund also held a relatively large weighting in the materials & processing sector, which produced high returns. Together, these sectors contributed more than 13 percentage points to the fund’s 23.6% return.

The Small-Cap Growth Index Fund had smaller commitments to these strong sectors, and a much larger weighting in the weak technology sector. These differences accounted for much of the gap between the Growth Index Fund’s impressive 16.1% return and the Value Index Fund’s remarkable 23.6% return.

LONG-TERM RETURNS REFLECT INDEX CHANGE

The funds’ longer-term results provide some perspective on the returns offered by small-cap investing during the past decade or, in the case of the small-cap Growth and Value Index Funds, since their 1998 inception. During the ten years ended December 31, 2004, the Small-Cap Index Fund Investor Shares produced an annualized return of 12.3%, transforming an initial investment of $10,000 into $31,837. Over shorter time periods—in which the 2000–2002 bear market figures more prominently—the Growth and Value Index Funds’ Investor Shares produced annualized returns of 7.5%, and, 9.5%, respectively.

Total Returns	Periods Ended December 31, 2004*

	Average Annual Return	Final Value of a $10,000 Initial Investment

Small-Cap Index Fund
Investor Shares	12.3%	$31,837
Spliced Small Cap Index**	11.6	29,850
Average Small-Cap
Core Fund	14.5	38,766

Small-Cap Growth Index
Fund Investor Shares	7.5%	$16,131
Spliced Small Cap
Growth Index†	7.1	15,751
Average Small-Cap
Growth Fund	6.2	14,870

Small-Cap Value Index
Fund Investor Shares	9.5%	$18,231
Spliced Small Cap
Value Index††	8.8	17,520
Average Small-Cap
Value Fund	10.3	19,167

*	Ten years for the Small-Cap Index Fund. For the Small-Cap Growth Index and Small-Cap Value Index Funds, the returns are annualized since May 21, 1998, the funds' inception date.
**	Russell 2000 Index through May 16, 2003; MSCI US Small Cap 1750 Index thereafter.
†	S&P SmallCap 600/Barra Growth Index through May 16, 2003; MSCI US Small Cap Growth Index thereafter.
††	S&P SmallCap 600/Barra Value Index through May 16, 2003; MSCI US Small Cap Value Index thereafter.

The adjacent table also indicates that the Small-Cap and Small-Cap Value Index Funds trailed the average returns of their peer groups, while Small-Cap Growth outperformed. It would be a mistake

4

to make too much of these results. Until 2003, the funds tracked indexes that were inconsistent with the way active managers approach the small-cap market. Since May 2003, the funds have targeted indexes from MSCI that, in our estimation, have better investment properties (lower turnover, for example) and better represent active managers' perceptions of the small-cap market. We would expect that, in the future, differences between the returns of the index funds and those of active managers would depend more on costs than on varying definitions of small-cap, growth, or value, which have been an important factor in the past.

KEEPING OUR HEADS IN HEADY TIMES

In each of the past four years, small- and mid-cap stocks have dramatically outperformed large-cap stocks--although in two of those years, small-and mid-cap returns were simply less negative than large-cap losses. The recent environment followed a 1990s bull market for large-cap stocks, in which investors could find no fault with the market's very largest companies. What does this mean for your portfolio in 2005?

Simply that an investment portfolio balanced among asset classes and diversified within each class is the only way to go. The most devoted students of the stock market cannot reliably predict the turning of tides that bring first one and then another market segment into favor. By maintaining a diversified portfolio and attending to the costs you pay, you increase your ability to ride the market's ups and downs--and ultimately to thrive--despite the unpredictable nature of market leadership.

Thank you for investing your assets with Vanguard.

Sincerely,

John J. Brennan
CHAIRMAN AND CHIEF EXECUTIVE OFFICER
JANUARY 14, 2005

5

A CHANGE IN THE WAY WE LIST FUND HOLDINGS
As you will see when you turn to the Financial Statements, the lists of the funds' investments are shorter than they used to be. This is because the Securities and Exchange Commission now permits mutual fund companies to publish an abbreviated list of fund holdings in semiannual and annual reports.
• The Statement of Net Assets now lists each fund's 50 largest holdings, along with any other holdings that represent 1% or more of the fund's assets.
• If you want to see a complete list of your fund's securities, you can find it on our website at www.vanguard.com and at the SEC's website (www.sec.gov). Or call us at1-800-662-7447 to request a copy of the list.
We think the SEC decision is good news for shareholders because it allows us to highlight essential information while also helping us to save money for you. The list focuses on the securities that are most important to your fund and excludes details about smaller holdings that have a minimal impact on performance. And because the list is so much shorter, your fund will see substantial savings in printing and mailing costs and in the amount of paper we use.
Our reports continue to include the Fund Profiles, which provide an excellent overall snapshot of your fund and its top holdings.

Your Fund's Performance at a Glance		December 31, 2003--December 31, 2004
			Distributions Per Share
	Starting Share Price	Ending Share Price	Income Dividends	Capital Gains

Small-Cap Index Fund
Investor Shares	$22.60	$26.83	$0.265	$0.000
Admiral Shares	22.60	26.83	0.292	0.000
Institutional Shares	22.61	26.84	0.304	0.000
VIPER Shares	50.65*	56.05	0.621	0.000

Small-Cap Growth Index Fund
Investor Shares	$13.08	$15.16	$0.020	$0.000
Institutional Shares	13.09	15.18	0.038	0.000
VIPER Shares	50.77*	53.95	0.088	0.000

Small-Cap Value Index Fund
Investor Shares	$11.49	$13.97	$0.225	$0.000
Institutional Shares	11.50	13.99	0.243	0.000
VIPER Shares	50.53*	58.31	0.968	0.000

*Share price at inception, January 26, 2004

6

Small-Cap Index Fund VIPER Shares Premium/Discount: January 26, 2004*—December 31, 2004
	Closing Price Above or Equal to Closing Net Asset Value		Closing Price Below Closing Net Asset Value
Basis Point Differential**	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days

0-24.9	72	30.38%	153	64.56%
25-49.9	1	0.42	8	3.38
50-74.9	0	0.00	0	0.00
75-100.0	0	0.00	1	0.42
>100.0	1	0.42	1	0.42

Total	74	31.22%	163	68.78%

Small-Cap Growth Index Fund VIPER Shares Premium/Discount: January 26, 2004*—December 31, 2004
	Closing Price Above or Equal to Closing Net Asset Value		Closing Price Below Closing Net Asset Value
Basis Point Differential**	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days

0-24.9	69	29.11%	146	61.10%
25-49.9	0	0.00	9	3.80
50-74.9	0	0.00	1	0.42
75-100.0	0	0.00	2	0.84
>100.0	2	0.84	8	3.38

Total	71	29.95%	166	69.54%

Small-Cap Value Index Fund VIPER Shares Premium/Discount: January 26, 2004*—December 31, 2004
	Closing Price Above or Equal to Closing Net Asset Value		Closing Price Below Closing Net Asset Value
Basis Point Differential**	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days

0-24.9	82	34.60%	142	59.92%
25-49.9	0	0.00	12	5.06
50-74.9	0	0.00	1	0.42
75-100.0	0	0.00	0	0.00
>100.0	0	0.00	0	0.00

Total	82	34.60%	155	65.40%

*Inception
**One basis point equals 1/100th of 1%

7

As of 12/31/2004	FUND PROFILES These Profiles provide a snapshot of each fund's characteristics, compared where indicated with the fund's target index and a broad market index. Key terms are defined on page 11.

SMALL-CAP INDEX FUND
Portfolio Characteristics	Fund	Target Index*	Broad Index**

Number of Stocks	1,755	1,750	4,978
Median Market Cap	$1.5B	$1.5B	$27.3B
Price/Earnings Ratio	25.2x	25.2x	22.4x
Price/Book Ratio	2.5x	2.5x	2.9x
Yield		1.1%	1.5%
Investor Shares	1.0%
Admiral Shares	1.1%
Institutional Shares	1.2%
VIPER Shares	1.1%
Return on Equity	11.3%	11.3%	15.7%
Earnings Growth Rate	8.5%	8.5%	7.5%
Foreign Holdings	0.2%	0.2%	1.0%
Turnover Rate	19%†	—	—
Expense Ratio		—	—
Investor Shares	0.23%
Admiral Shares	0.13%
Institutional Shares	0.08%
VIPER Shares	0.18%††
Short-Term Reserves	0%	—	—

Volatility Measures	Fund	Spliced Index‡	Fund	Broad Index**

R-Squared	1.00	1.00	0.79	1.00
Beta	1.00	1.00	1.10	1.00

Sector Diversification (% of portfolio)
	Fund	Target Index*	Broad Index**

Auto & Transportation	5%	5%	3%
Consumer Discretionary	19	19	17
Consumer Staples	1	2	6
Financial Services	24	24	23
Health Care	12	11	12
Integrated Oils	0	0	4
Other Energy	5	5	3
Materials & Processing	8	8	4
Producer Durables	8	8	5
Technology	12	12	13
Utilities	5	5	6
Other	1	1	4

Ten Largest Holdings (% of total net assets)
PacifiCare Health Systems, Inc.	0.3%
(health care services)
Reliant Energy, Inc.	0.3
(electric utilities)
DaVita, Inc.	0.2
(health care)
Toll Brothers, Inc.	0.2
(construction)
AmeriCredit Corp.	0.2
(financial services)
OSI Pharmaceuticals, Inc.	0.2
(pharmaceuticals)
CONSOL Energy, Inc.	0.2
(energy)
Monster Worldwide Inc.	0.2
(business services)
Mills Corp. REIT	0.2
(real estate)
Crown Castle International Corp.	0.2
(data network operators)

Top Ten	2.2%

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.

Investment Focus

*	MSCI US Small Cap 1750 Index.
**	Dow Jones Wilshire 5000 Index.
†	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund's capital shares, including VIPER Creation Units.
††	Annualized.
‡	Russell 2000 Index through May 16, 2003; MSCI US Small Cap 1750 Index thereafter.

8

SMALL-CAP GROWTH INDEX FUND
Portfolio Characteristics	Fund	Target Index*	Broad Index**

Number of Stocks	1,004	1,003	4,978
Median Market Cap	$1.5B	$1.5B	$27.3B
Price/Earnings Ratio	33.1x	33.1x	22.4x
Price/Book Ratio	3.5x	3.5x	2.9x
Yield		0.3%	1.5%
Investor Shares	0.2%
Institutional Shares	0.3%
VIPER Shares	0.1%
Return on Equity	11.7%	11.8%	15.7%
Earnings Growth Rate	14.9%	14.9%	7.5%
Foreign Holdings	0.0%	0.0%	1.0%
Turnover Rate	41%†	—	—
Expense Ratio		—	—
Investor Shares	0.23%
Institutional Shares	0.08%
VIPER Shares	0.22%††
Short-Term Reserves	0%	—	—

Volatility Measures	Fund	Spliced Index‡	Fund	Broad Index**

R-Squared	1.00	1.00	0.72	1.00
Beta	1.01	1.00	0.98	1.00

Sector Diversification (% of portfolio)
	Fund	Target Index*	Broad Index**

Auto & Transportation	5%	5%	3%
Consumer Discretionary	24	24	17
Consumer Staples	1	1	6
Financial Services	10	10	23
Health Care	20	20	12
Integrated Oils	0	0	4
Other Energy	6	6	3
Materials & Processing	4	4	4
Producer Durables	9	9	5
Technology	19	19	13
Utilities	2	2	6
Other	0	0	4

Ten Largest Holdings (% of total net assets)
DaVita, Inc.	0.5%
(health care)
Monster Worldwide Inc.	0.4
(business services)
Crown Castle International Corp.	0.4
(data network operators)
Getty Images, Inc.	0.4
(business services)
Catellus Development Corp. REIT	0.4
(real estate)
NII Holdings Inc.	0.4
(telecommunications)
Ryder System, Inc.	0.4
(rent & lease services)
Cytyc Corp.	0.4
(pharmaceuticals)
International Rectifier Corp.	0.4
(electronics)
Cree, Inc.	0.4
(electronics)

Top Ten	4.1%

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.

Investment Focus

*	MSCI US Small Cap Growth Index.
**	Dow Jones Wilshire 5000 Index.
†	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund's capital shares, including VIPER Creation Units.
††	Annualized.
‡	S&P SmallCap 600/Barra Growth Index through May 16, 2003; MSCI US Small Cap Growth Index thereafter.

9

FUND PROFILES (CONTINUED)

SMALL-CAP VALUE INDEX FUND
Portfolio Characteristics/Financial Attributes
	Fund	Target Index*	Broad Index**

Number of Stocks	957	955	4,978
Median Market Cap	$1.5B	$1.5B	$27.3B
Price/Earnings Ratio	20.3x	20.3x	22.4x
Price/Book Ratio	1.9x	1.9x	2.9x
Yield		2.0%	1.5%
Investor Shares	1.9%
Institutional Shares	2.0%
VIPER Shares	1.9%
Return on Equity	11.0%	11.0%	15.7%
Earnings Growth Rate	4.0%	4.0%	7.5%
Foreign Holdings	0.3%	0.3%	1.0%
Turnover Rate	30%†	—	—
Expense Ratio		—	—
Investor Shares	0.23%
Institutional Shares	0.08%
VIPER Shares	0.22%††
Short-Term Reserves	0%	—	—

Volatility Measures
	Fund	Spliced Index‡	Fund	Broad Index**

R-Squared	1.00	1.00	0.68	1.00
Beta	1.01	1.00	0.97	1.00

Sector Diversification (% of portfolio)
	Fund	Target Index*	Broad Index**

Auto & Transportation	5%	5%	3%
Consumer Discretionary	13	13	17
Consumer Staples	2	2	6
Financial Services	38	38	23
Health Care	3	3	12
Integrated Oils	0	0	4
Other Energy	4	4	3
Materials & Processing	12	12	4
Producer Durables	8	8	5
Technology	5	5	13
Utilities	9	9	6
Other	1	1	4

Ten Largest Holdings (% of total net assets)
PacifiCare Health Systems, Inc.	0.6%
(health care services)
Reliant Energy, Inc.	0.5
(electric utilities)
AmeriCredit Corp.	0.5
(financial services)
Mills Corp. REIT	0.4
(real estate)
United Dominion Realty Trust REIT	0.4
(real estate)
Alliant Energy Corp.	0.4
(energy)
American Capital Strategies, Ltd.	0.4
(financial services)
The Neiman Marcus Group, Inc. Class A	0.4
(retail)
BorgWarner, Inc.	0.4
(auto parts)
Conseco, Inc.	0.4
(insurance)

Top Ten	4.4%

"Ten Largest Holdings" excludes any temporary cash investments and equity index products

Investment Focus

*	MSCI US Small Cap Value Index.
**	Dow Jones Wilshire 5000 Index.
†	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund's capital shares, including VIPER Creation Units.	Visit our website at Vanguard.com for regularly updated fund information.
††	Annualized.
‡	S&P SmallCap 600/Barra Value Index through May 16, 2003; MSCI US Small Cap Value Index thereafter.

10

   GLOSSARY OF INVESTMENT TERMS

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund’s equity assets represented by stocks or depositary receipts of companies based outside the United States.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors).

Yield. A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of income provided by securities in the index.

11

As of 12/31/2004
PERFORMANCE SUMMARIES
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the funds. (For performance data current to the most recent month-end, which may be higher or lower than that cited, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor's shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

SMALL-CAP INDEX FUND

Cumulative Performance December 31, 1994–December 31, 2004

	Average Annual Total Returns Periods Ended December 31, 2004			Final Value of
	One Year	Five Years	Ten Years	a $10,000 Investment

Small-Cap Index Fund Investor Shares*	19.90%	6.98%	12.28%	$31,837
Dow Jones Wilshire 5000 Index	12.62	-1.42	11.92	30,824
Spliced Small Cap Index**	20.01	6.65	11.56	29,850
Average Small-Cap Core Fund†	18.38	9.57	14.51	38,766

	One Year	Since Inception††	Final Value of a $250,000 Investment

Small-Cap Index Fund Admiral Shares	20.02%	9.78%	$367,530
Dow Jones Wilshire 5000 Index	12.62	0.42	254,376
Spliced Small Cap Index**	20.01	9.36	361,758

	One Year	Five Years	Since Inception††	Final Value of a $10,000,000 Investment

Small-Cap Index Fund Institutional Shares	20.06%	7.14%	8.89%	$18,917,777
Dow Jones Wilshire 5000 Index	12.62	-1.42	5.98	15,441,925
Spliced Small Cap Index**	20.01	6.65	8.31	18,172,117

	Since Inception††	Final Value of a $10,000 Investment

Small-Cap Index Fund VIPER Shares	11.90%	$11,190
Dow Jones Wilshire 5000 Index	7.75	10,775
MSCI US Small Cap 1750 Index	11.95	11,195

*	Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**	Russell 2000 Index through May 16, 2003; MSCI US Small Cap 1750 Index thereafter.
†	Derived from data provided by Lipper Inc.
††	Inception dates are November 13, 2000, for Admiral Shares; July 7, 1997, for Institutional Shares; and January 26, 2004, for VIPER Shares.
Note: See Financial Highlights tables on pages 34-37 for dividend and capital gains information.

12

Cumulative Returns: VIPER Shares January 26, 2004*-December 31, 2004	Cumulative Since Inception

Small-Cap Index Fund VIPER Shares Market Price	11.67%
Small-Cap Index Fund VIPER Shares Net Asset Value	11.90
MSCI US Small Cap 1750 Index	11.95

*Inception.

Fiscal-Year Total Returns (%) December 31, 1994–December 31, 2004

*Russell 2000 Index through May 16, 2003; MSCI US Small Cap 1750 Index thereafter.

13

PERFORMANCE SUMMARIES (CONTINUED)

SMALL-CAP GROWTH INDEX FUND

Cumulative Performance May 21, 1998–December 31, 2004

	Average Annual Total Returns Periods Ended December 31, 2004			Final Value of
	One Year	Five Years	Since Inception*	a $10,000 Investment

Small-Cap Growth Index Fund Investor Shares**	16.06%	7.17%	7.50%	$16,131
Dow Jones Wilshire 5000 Index	12.62	-1.42	3.37	12,449
Spliced Small Cap Growth Index†	16.13	6.75	7.11	15,751
Average Small-Cap Growth Fund††	10.65	-0.98	6.18	14,870

	One Year	Since Inception*	Final Value of a $10,000,000 Investment

Small-Cap Growth Index Fund Institutional Shares	16.26%	8.71%	$14,691,101
Dow Jones Wilshire 5000 Index	12.62	-0.01	9,994,428
Spliced Small Cap Growth Index†	16.13	8.17	14,357,226

	Since Inception*	Final Value of a $10,000 Investment

Small-Cap Growth Index Fund VIPER Shares	6.44%	$10,644
Dow Jones Wilshire 5000 Index	7.75	10,775
MSCI US Small Cap Growth Index	6.45	10,645

Cumulative Returns: VIPER Shares January 26, 2004*-December 31, 2004	Cumulative Since Inception

Small-Cap Growth Index Fund VIPER Shares Market Price	6.25%
Small-Cap Growth Index Fund VIPER Shares Net Asset Value	6.44
MSCI US Small Cap Growth Index	6.45

*	Inception dates are May 21, 1998, for Investor Shares; May 24, 2000, for Institutional Shares; and January 26, 2004, for VIPER Shares.
**	Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
†	S&P SmallCap 600/Barra Growth Index through May 16, 2003; MSCI US Small Cap Growth Index thereafter.
††	Derived from data provided by Lipper Inc.
Note: See Financial Highlights tables on pages 38-40 for dividend and capital gains information.

14

Fiscal-Year Total Returns (%) May 21, 1998–December 31, 2004

*S&P SmallCap 600/Barra Growth Index through May 16, 2003; MSCI US Small Cap Growth Index thereafter.

15

PERFORMANCE SUMMARIES (CONTINUED)

SMALL-CAP VALUE INDEX FUND

Cumulative Performance May 21, 1998–December 31, 2004

	Average Annual Total Returns Periods Ended December 31, 2004			Final Value of
	One Year	Five Years	Since Inception*	a $10,000 Investment

Small-Cap Value Index Fund Investor Shares**	23.55%	15.05%	9.51%	$18,231
Dow Jones Wilshire 5000 Index	12.62	-1.42	3.37	12,449
Spliced Small Cap Value Index†	23.72	14.41	8.85	17,520
Average Small-Cap Value Fund††	20.86	16.25	10.34	19,167

	One Year	Five Years	Since Inception*	Final Value of a $10,000,000 Investment

Small-Cap Value Index Fund Institutional Shares	23.77%	15.22%	15.64%	$20,879,603
Dow Jones Wilshire 5000 Index	12.62	-1.42	-0.45	9,775,973
Spliced Small Cap Value Index†	23.72	14.41	14.82	20,135,132

	Since Inception*	Final Value of a $10,000 Investment

Small-Cap Value Index Fund VIPER Shares	17.34%	$11,734
Dow Jones Wilshire 5000 Index	7.75	10,775
MSCI US Small Cap Value Index	17.44	11,744

Cumulative Returns: VIPER Shares January 26, 2004*-December 31, 2004	Cumulative Since Inception

Small-Cap Value Index Fund VIPER Shares Market Price	17.08%
Small-Cap Value Index Fund VIPER Shares Net Asset Value	17.34
MSCI US Small Cap Value Index	17.44

*	Inception dates are May 21, 1998, for Investor Shares; December 7, 1999, for Institutional Shares; and January 26, 2004, for VIPER Shares.
**	Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
†	S&P SmallCap 600/Barra Value Index through May 16, 2003; MSCI US Small Cap Value Index thereafter.
††	Derived from data provided by Lipper Inc.
Note: See Financial Highlights tables on pages 41-43 for dividend and capital gains information.

16

Fiscal-Year Total Returns (%) May 21, 1998–December 31, 2004

*S&P SmallCap 600/Barra Value Index through May 16, 2003; MSCI US Small Cap Value Index thereafter.

17

   YOUR FUND’S AFTER-TAX RETURNS

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect the reduced tax rates on ordinary income (including qualified dividend income) and short-term capital gains that became effective as of January 1, 2003, and on long-term capital gains realized on or after May 6, 2003. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns	Periods Ended December 31, 2004
	One Year	Five Years	Ten Years*
Small-Cap Index Fund Investor Shares**
Returns Before Taxes	19.90%	6.98%	12.28%
Returns After Taxes on Distributions	19.65	5.90	10.63
Returns After Taxes on Distributions and Sale of Fund Shares	13.10	5.43	9.99

Small-Cap Growth Index Fund Investor Shares**
Returns Before Taxes	16.06%	7.17%	7.50%
Returns After Taxes on Distributions	16.03	6.82	7.18
Returns After Taxes on Distributions and Sale of Fund Shares	10.47	6.00	6.35

Small-Cap Value Index Fund Investor Shares**
Returns Before Taxes	23.55%	15.05%	9.51%
Returns After Taxes on Distributions	23.11	13.51	7.96
Returns After Taxes on Distributions and Sale of Fund Shares	15.56	12.18	7.25

*	For Vanguard Small-Cap Growth Index and Small-Cap Value Index Funds, returns are annualized since inception on May 21, 1998.
**	Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

18

   ABOUT YOUR FUND’S EXPENSES

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Six Months Ended December 31, 2004
Index Fund	Beginning Account Value June 30, 2004	Ending Account Value Dec. 31, 2004	Expenses Paid During Period*

Based on Actual Fund Return
Small-Cap
Investor Shares	$1,000.00	$1,113.71	$1.12
Admiral Shares	1,000.00	1,113.91	0.64
Institutional Shares	1,000.00	1,114.36	0.37
VIPER Shares	1,000.00	1,113.54	0.96

Small-Cap Growth
Investor Shares	$1,000.00	$1,082.76	$1.05
Institutional Shares	1,000.00	1,083.17	0.37
VIPER Shares	1,000.00	1,082.73	1.15

Small-Cap Value
Investor Shares	$1,000.00	$1,143.01	$1.13
Institutional Shares	1,000.00	1,142.38	0.38
VIPER Shares	1,000.00	1,142.39	1.18

Based on Hypothetical 5% Yearly Return
Small-Cap
Investor Shares	$1,000.00	$1,024.08	$1.07
Admiral Shares	1,000.00	1,024.53	0.61
Institutional Shares	1,000.00	1,024.78	0.36
VIPER Shares	1,000.00	1,024.23	0.92

Small-Cap Growth
Investor Shares	$1,000.00	$1,024.13	$1.02
Institutional Shares	1,000.00	1,024.78	0.36
VIPER Shares	1,000.00	1,024.03	1.12

Small-Cap Value
Investor Shares	$1,000.00	$1,024.08	$1.07
Institutional Shares	1,000.00	1,024.78	0.36
VIPER Shares	1,000.00	1,024.03	1.12

*	The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are: .21% for the Small-Cap Index Fund Investor Shares, .12% for Admiral Shares, .07% for Institutional Shares, and .18% for VIPER Shares; .20% for the Small-Cap Growth Index Fund Investor Shares, .07% for Institutional Shares, and .22% for VIPER Shares; .21% for the Small-Cap Value Index Fund Investor Shares, .07% for Institutional Shares, and .22% for VIPER Shares. The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

The table at left illustrates your fund’s costs in two ways:

•Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

19

Expense Ratios: Your fund compared with its peer group
Index Fund	Fund Expense Ratio		Peer-Group Expense Ratio*

Small-Cap
Investor Shares	0.23%		1.78%
Admiral Shares	0.13		—
Institutional Shares	0.08		—
VIPER Shares	0.18	**	—
Small-Cap Growth
Investor Shares	0.23		1.78
Institutional Shares	0.08		—
VIPER Shares	0.22	**	—
Small-Cap Value
Investor Shares	0.23		1.57
Institutional Shares	0.08		—
VIPER Shares	0.22	**	—

*	Peer groups are: for the Small-Cap Index Fund, the Average Small-Cap Core Fund; for the Small-Cap Growth Index Fund, the Average Small-Cap Growth Fund; for the Small-Cap Value Index Fund, the Average Small-Cap Value Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2003.
**	Annualized.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table on page 19 are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, which is described in the prospectus. If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios for the past five years, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

20

As of 12/31/2004	FINANCIAL STATEMENTS

STATEMENT OF NET ASSETS—INVESTMENTS SUMMARY

This Statement summarizes each fund’s holdings by asset type (common stocks, bonds, etc.) and by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s Net Assets. The total value of smaller holdings is reported as a single amount within each category. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund’s Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

At the end of the Statement you will find a table displaying the composition of the fund’s net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Each fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com or the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 1-800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website; Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

Small-Cap Index Fund	Shares	Market Value^ (000)	Percentage of Net Assets

COMMON STOCKS

Auto & Transportation
BorgWarner, Inc.	334,025	$18,094	0.2%
Polaris Industries, Inc.	255,238	17,361	0.2%
*Navistar International Corp.	376,197	16,545	0.2%
**Other—Auto & Transportation		404,945	4.2%

		456,945	4.8%

Consumer Discretionary
*Monster Worldwide Inc.	647,307	21,775	0.2%
*Getty Images, Inc.	283,926	19,548	0.2%
*Activision, Inc.	828,267	16,714	0.2%
*Tech Data Corp.	347,790	15,790	0.2%
OfficeMax, Inc.	500,633	15,710	0.2%
The Corporate Executive Board Co.	233,523	15,632	0.2%
American Eagle Outfitters, Inc.	329,368	15,513	0.2%
**Other—Consumer Discretionary		1,658,238	17.3%

		1,778,920	18.7%

Consumer Staples
**Other—Consumer Staples		148,412	1.6%

Financial Services
*AmeriCredit Corp.	929,748	22,732	0.2%
Mills Corp. REIT	324,740	20,705	0.2%

21

Small-Cap Index Fund	Shares	Market Value^ (000)	Percentage of Net Assets

United Dominion Realty Trust REIT	786,441	$ 19,504	0.2%
Catellus Development Corp. REIT	616,508	18,865	0.2%
American Capital Strategies, Ltd.	554,598	18,496	0.2%
Ryder System, Inc.	385,300	18,406	0.2%
*Conseco, Inc.	902,066	17,996	0.2%
Mack-Cali Realty Corp. REIT	362,760	16,698	0.2%
New Century REIT, Inc.	256,141	16,370	0.2%
Sky Financial Group, Inc.	568,826	16,308	0.2%
Colonial BancGroup, Inc.	764,925	16,239	0.2%
Webster Financial Corp.	317,525	16,079	0.2%
Federal Realty Investment Trust REIT	309,999	16,011	0.2%
First American Corp.	450,606	15,834	0.2%
Reckson Associates Realty Corp. REIT	482,034	15,816	0.2%
**Other—Financial Services		2,009,724	20.9%

		2,275,783	23.9%

Health Care
*PacifiCare Health Systems, Inc.	514,764	29,094	0.3%
*DaVita, Inc.	601,500	23,777	0.2%
*OSI Pharmaceuticals, Inc.	296,679	22,206	0.2%
*Cytyc Corp.	664,801	18,329	0.2%
*Charles River Laboratories, Inc.	367,539	16,910	0.2%
**Other—Health Care		999,011	10.5%

		1,109,327	11.6%

Integrated Oils
**Other—Integrated Oils		6,321	0.1%

Other Energy
*Reliant Energy, Inc.	1,785,466	24,372	0.3%
CONSOL Energy, Inc.	540,456	22,186	0.2%
*Varco International, Inc.	554,822	16,173	0.2%
Massey Energy Co.	454,149	15,873	0.2%
Premcor, Inc.	373,599	15,755	0.2%
**Other—Other Energy		396,146	4.0%

		490,505	5.1%

Materials & Processing
Louisiana-Pacific Corp.	621,204	16,611	0.2%
Martin Marietta Materials, Inc.	288,572	15,485	0.2%
**Other—Materials & Processing		755,512	7.9%

		787,608	8.3%

Producer Durables
*Toll Brothers, Inc.	335,305	23,005	0.2%
*Crown Castle International Corp.	1,213,933	20,200	0.2%
Cummins Inc.	214,073	17,937	0.2%
Ryland Group, Inc.	283,810	16,330	0.2%
**Other—Producer Durables		694,648	7.3%

		772,120	8.1%

Technology
*International Rectifier Corp.	398,408	17,757	0.2%
*Cree, Inc.	441,844	17,709	0.2%
*SpectraSite, Inc.	293,144	16,973	0.2%
*Arrow Electronics, Inc.	691,650	16,807	0.2%
PerkinElmer, Inc.	728,501	16,384	0.2%
**Other—Technology		1,032,595	10.7%

		1,118,225	11.7%

22

	Shares	Market Value^ (000)	Percentage of Net Assets

Utilities
Alliant Energy Corp.	677,596	$ 19,379	0.2%
*NII Holdings Inc.	396,220	18,801	0.2%
ONEOK, Inc.	555,074	15,775	0.2%
*Western Wireless Corp. Class A	529,566	15,516	0.2%
**Other—Utilities		441,759	4.6%

		511,230	5.4%

Other
**Other—Other Securities		61,864	0.6%

TOTAL COMMON STOCKS
(Cost $6,763,964)		9,517,260	99.9%(1)

TEMPORARY CASH INVESTMENTS

Money Market Fund
Vanguard Market Liquidity Fund,
2.26%†	28,298,044	28,298	0.3%
Vanguard Market Liquidity Fund,
2.26%†—Note E	483,494,950	483,495	5.0%

		511,793	5.3%

	Face
	Amount
	(000)

U.S. Government Obligation
U.S. Treasury Bill
(2)1.73%, 1/27/2005	$2,000	1,998	0.0%

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $513,790)		513,791	5.3%(1)

TOTAL INVESTMENTS
(Cost $7,277,754)		10,031,051	105.2%

OTHER ASSETS AND LIABILITIES

Other Assets—Note B		35,142	0.4%
Security Lending Collateral
Payable to Brokers—Note E		(483,495)	(5.1%)
Other Liabilities		(50,926)	(0.5%)

		(499,279)	(5.2%)

NET ASSETS		$ 9,531,772	100.0%

^	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
**	Represents the aggregate value of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
†	Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1)	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and
(2)	Security segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

23

Small-Cap Index Fund	Amount (000)

AT DECEMBER 31, 2004, NET ASSETS CONSISTED OF:

Paid-in Capital	$7,437,772
Overdistributed Net Investment Income	(7,724)
Accumulated Net Realized Losses	(651,651)
Unrealized Appreciation
Investment Securities	2,753,297
Futures Contracts	78

NET ASSETS	$9,531,772

Investor Shares—Net Assets
Applicable to 232,882,035 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$6,247,119

NET ASSET VALUE PER SHARE—
INVESTOR SHARES	$26.83

Admiral Shares—Net Assets
Applicable to 54,076,256 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$1,450,673

NET ASSET VALUE PER SHARE—
ADMIRAL SHARES	$26.83

Institutional Shares—Net Assets
Applicable to 61,415,469 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$1,648,454

NET ASSET VALUE PER SHARE—
INSTITUTIONAL SHARES	$26.84

VIPER Shares—Net Assets
Applicable to 3,309,995 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$185,526

NET ASSET VALUE PER SHARE—
VIPER SHARES	$56.05

See Note C in Notes to Financial Statements for the tax-basis components of net assets

24

Small-Cap Growth Index Fund	Shares	Market Value^ (000)	Percentage of Net Assets
COMMON STOCKS

Auto & Transportation
Polaris Industries, Inc.	81,958	$ 5,575	0.4%
J.B. Hunt Transport Services, Inc.	108,559	4,869	0.3%
OshkoshTruck Corp.	66,102	4,520	0.3%
*The Goodyear Tire & Rubber Co.	303,235	4,445	0.3%
*Landstar System, Inc.	58,160	4,283	0.3%
**Other—Auto & Transportation		45,152	2.8%

		68,844	4.4%

Consumer Discretionary
*Monster Worldwide Inc.	207,814	6,991	0.4%
*Getty Images, Inc.	91,140	6,275	0.4%
*Activision, Inc.	265,931	5,366	0.3%
The Corporate Executive Board Co.	74,932	5,016	0.3%
American Eagle Outfitters, Inc.	105,760	4,981	0.3%
Station Casinos, Inc.	87,619	4,791	0.3%
*The Cheesecake Factory	141,843	4,606	0.3%
*Urban Outfitters, Inc.	101,037	4,486	0.3%
*O'Reilly Automotive, Inc.	95,251	4,291	0.3%
*ITT Educational Services, Inc.	87,807	4,175	0.3%
Applebee's International, Inc.	157,735	4,172	0.3%
**Other—Consumer Discretionary		311,595	20.0%

		366,745	23.5%

Consumer Staples
**Other—Consumer Staples		19,204	1.2%

Financial Services
Catellus Development Corp. REIT	197,925	6,057	0.4%
Ryder System, Inc.	123,665	5,907	0.4%
Cullen/Frost Bankers, Inc.	89,083	4,329	0.3%
Certegy, Inc.	121,740	4,325	0.3%
**Other—Financial Services		139,839	8.9%

		160,457	10.3%

Health Care
*DaVita, Inc.	193,159	7,636	0.5%
*Cytyc Corp.	213,385	5,883	0.4%
*Charles River Laboratories, Inc.	117,966	5,428	0.3%
*Covance, Inc.	120,333	4,663	0.3%
*Renal Care Group, Inc.	128,818	4,636	0.3%
*OSI Pharmaceuticals, Inc.	61,888	4,632	0.3%
Cooper Cos., Inc.	62,892	4,440	0.3%
*INAMED Corp.	68,325	4,322	0.3%
*Gen-Probe Inc.	95,326	4,310	0.3%
*Affymetrix, Inc.	116,588	4,261	0.3%
**Other—Health Care		259,311	16.5%

		309,522	19.8%

Integrated Oils
**Other—Integrated Oils		2,037	0.1%

Other Energy
*Varco International, Inc.	178,102	5,192	0.3%
Massey Energy Co.	145,772	5,095	0.3%
Patina Oil & Gas Corp.	128,827	4,831	0.3%

25

Small-Cap Growth Index Fund	Shares	Market Value^ (000)	Percentage of Net Assets

*Grant Prideco, Inc.	235,793	$ 4,728	0.3%
**Other—Other Energy		75,970	4.9%

		95,816	6.1%

Materials & Processing
*Crown Holdings, Inc.	317,707	4,365	0.3%
**Other—Materials & Processing		60,109	3.8%

		64,474	4.1%

Producer Durables
*Crown Castle International Corp.	389,760	6,486	0.4%
Roper Industries Inc.	80,937	4,919	0.3%
Donaldson Co., Inc.	149,353	4,866	0.3%
*United Defense Industries Inc.	101,488	4,795	0.3%
Graco, Inc.	126,411	4,721	0.3%
*Polycom, Inc.	191,017	4,455	0.3%
Joy Global Inc.	98,777	4,290	0.3%
**Other—Producer Durables		98,323	6.3%

		132,855	8.5%

Technology
*International Rectifier Corp.	127,886	5,700	0.4%
*Cree, Inc.	141,828	5,684	0.4%
*SpectraSite, Inc.	94,138	5,451	0.3%
PerkinElmer, Inc.	233,912	5,261	0.3%
*TIBCO Software Inc.	362,956	4,842	0.3%
*Western Digital Corp.	393,528	4,266	0.3%
**Other—Technology		255,549	16.3%

		286,753	18.3%

Utilities
*NII Holdings Inc.	127,179	6,035	0.4%
*Western Wireless Corp. Class A	169,991	4,981	0.3%
**Other—Utilities		18,513	1.2%

		29,529	1.9%

Other
**Other—Other Securities		5,202	0.3%

TOTAL COMMON STOCKS
(Cost $1,241,836)		1,541,438	98.5%

TEMPORARY CASH INVESTMENTS

Vanguard Market Liquidity Fund,
2.26%†	6,459,787	6,460	0.4%
Vanguard Market Liquidity Fund,
2.26%†—Note E	60,644,520	60,645	3.9%

TOTAL TEMPORARY CASH INVESTMENTS
(COST $67,105)		67,105	4.3%

TOTAL INVESTMENTS
(Cost $1,308,941)		1,608,543	102.8%

26

	Market Value^ (000)	Percentage of Net Assets

OTHER ASSETS AND LIABILITIES

Other Assets—Note B	$ 26,274	1.7%
Security Lending Collateral
Payable to Brokers—Note E	(60,645)	(3.9%)
Other Liabilities	(8,798)	(0.6%)

	(43,169)	(2.8%)

NET ASSETS	$ 1,565,374	100.0%

^	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
**	Represents the aggregate value of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
†	Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

AT DECEMBER 31, 2004, NET ASSETS CONSISTED OF:
Amount (000)

Paid-in Capital	$1,314,670
Overdistributed Net Investment Income	(1,133)
Accumulated Net Realized Losses	(47,765)
Unrealized Appreciation	299,602

NET ASSETS	$1,565,374

Investor Shares—Net Assets
Applicable to 94,655,788 outstanding $.00
par value shares of beneficial interes
(unlimited authorization)	$1,434,967

NET ASSET VALUE PER SHARE—
INVESTOR SHARES	$15.16

Institutional Shares—Net Assets
Applicable to 2,501,163 outstanding $.001
par value shares of beneficial interes
(unlimited authorization)	$37,975

NET ASSET VALUE PER SHARE—
INSTITUTIONAL SHARES	$15.18

VIPER Shares—Net Assets
Applicable to 1,713,332 outstanding $.001
par value shares of beneficial interes
(unlimited authorization)	$92,432

NET ASSET VALUE PER SHARE—
VIPER SHARES	$53.95

See Note C in Notes to Financial Statements for the tax-basis components of net assets.

27

Small-Cap Value Index Fund	Shares	Market Value^ (000)	Percentage of Net Assets

COMMON STOCKS

Auto & Transportation
BorgWarner, Inc.	222,808	$ 12,070	0.4%
*Navistar International Corp.	250,783	11,029	0.3%
CNF Inc.	203,321	10,186	0.3%
*Yellow Roadway Corp.	172,827	9,628	0.3%
**Other—Auto & Transportation		118,842	3.8%

		161,755	5.1%

Consumer Discretionary
The Neiman Marcus Group, Inc. Class A	172,305	12,327	0.4%
*Tech Data Corp.	232,008	10,533	0.3%
OfficeMax, Inc.	333,848	10,476	0.3%
*Service Corp. International	1,348,032	10,043	0.3%
**Other—Consumer Discretionary		381,325	12.2%

		424,704	13.5%

Consumer Staples
*Del Monte Foods Co.	837,366	9,228	0.3%
**Other—Consumer Staples		49,798	1.6%

		59,026	1.9%

Financial Services
*AmeriCredit Corp.	619,940	15,158	0.5%
Mills Corp. REIT	216,581	13,809	0.4%
United Dominion Realty Trust REIT	524,395	13,005	0.4%
American Capital Strategies, Ltd.	369,730	12,330	0.4%
*Conseco, Inc.	601,442	11,999	0.4%
Mack-Cali Realty Corp. REIT	241,932	11,136	0.4%
Sky Financial Group, Inc.	378,843	10,861	0.3%
Colonial BancGroup, Inc.	510,106	10,830	0.3%
Webster Financial Corp.	211,688	10,720	0.3%
Federal Realty Investment Trust REIT	206,645	10,673	0.3%
First American Corp.	300,488	10,559	0.3%
Reckson Associates Realty Corp. REIT	320,425	10,513	0.3%
Arden Realty Group, Inc. REIT	261,500	9,864	0.3%
Rayonier Inc. REIT	198,195	9,694	0.3%
SL Green Realty Corp. REIT	158,814	9,616	0.3%
Annaly Mortgage Management Inc. REIT	480,475	9,427	0.3%
StanCorp Financial Group, Inc.	113,386	9,354	0.3%
CenterPoint Properties Corp. REIT	192,633	9,225	0.3%
Ventas, Inc. REIT	335,252	9,189	0.3%
FirstMerit Corp.	321,590	9,162	0.3%
Thornburg Mortgage, Inc. REIT	314,810	9,117	0.3%
Pan Pacific Retail Properties, Inc. REIT	145,394	9,116	0.3%
HRPT Properties Trust REIT	707,545	9,078	0.3%
**Other—Financial Services		940,171	30.0%

		1,184,606	37.6%

Health Care
*PacifiCare Health Systems, Inc.	343,295	19,403	0.6%
**Other—Health Care		77,653	2.5%

		97,056	3.1%

Other Energy
*Reliant Energy, Inc.	1,190,486	16,250	0.5%
Premcor, Inc.	249,132	10,506	0.3%
**Other—Other Energy		101,310	3.3%

		128,066	4.1%

28

	Shares	Market Value^ (000)	Percentage of Net Assets

Materials & Processing
Louisiana-Pacific Corp.	414,268	$ 11,078	0.4%
Martin Marietta Materials, Inc.	192,452	10,327	0.3%
Lubrizol Corp.	260,359	9,597	0.3%
Harsco Corp.	164,276	9,157	0.3%
RPM International, Inc.	463,606	9,114	0.3%
Cabot Corp.	233,976	9,050	0.3%
**Other—Materials & Processing		333,123	10.5%

		391,446	12.4%

Producer Durables
Cummins Inc.	142,830	11,968	0.4%
**Other—Producer Durables		227,216	7.2%

		239,184	7.6%

Technology
*Arrow Electronics, Inc.	461,191	11,207	0.4%
**Other—Technology		139,537	4.4%

		150,744	4.8%

Utilities
Alliant Energy Corp.	451,566	12,915	0.4%
ONEOK, Inc.	370,123	10,519	0.3%
*Allegheny Energy, Inc.	507,343	10,000	0.3%
AGL Resources Inc.	283,356	9,419	0.3%
Hawaiian Electric Industries Inc.	321,330	9,367	0.3%
Aqua America, Inc.	379,007	9,320	0.3%
OGE Energy Corp.	349,774	9,273	0.3%
**Other—Utilities		208,813	6.7%

		279,626	8.9%

Other
**Other—Other Securities		30,434	1.0%

TOTAL COMMON STOCKS
(Cost $2,486,981)		3,146,647	100.0%

TEMPORARY CASH INVESTMENTS

Money Market Fund
Vanguard Market Liquidity Fund,
2.26%†	9,625,324	9,625	0.3%
Vanguard Market Liquidity Fund,
2.26%†—Note E	94,734,400	94,734	3.0%

		104,359	3.3%

	Face
	Amount
	(000)

U.S. Agency Obligation
Federal Home Loan Bank Discount Note++
2.18%, 1/26/2005	$ 3,000	2,996	0.1%

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $107,354)		107,355	3.4%

TOTAL INVESTMENTS
(Cost $2,594,335)		3,254,002	103.4%

29

Small-Cap Value Index Fund	Market Value^ (000)	Percentage of Net Assets

OTHER ASSETS AND LIABILITIES

Other Assets—Note B	$ 35,350	1.1%
Security Lending Collateral
Payable to Brokers—Note E	(94,734)	(3.0%)
Other Liabilities	(47,292)	(1.5%)

	(106,676)	(3.4%)

NET ASSETS	$ 3,147,326	100.0%

^	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
**	Represents the aggregate value of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
†	Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
††	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line-of-credit) would require congressional action.
REIT—Real Estate Investment Trust.

AT DECEMBER 31, 2004, NET ASSETS CONSISTED OF:

Amount (000)

Paid-in Capital	$2,655,379
Overdistributed Net Investment Income	(910)
Accumulated Net Realized Losses	(166,810)
Unrealized Appreciation	659,667

NET ASSETS	$3,147,326

Investor Shares—Net Assets
Applicable to 211,018,874 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$2,947,168

NET ASSET VALUE PER SHARE—
INVESTOR SHARES	$13.97

Institutional Shares—Net Assets
Applicable to 10,929,422 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$152,953

NET ASSET VALUE PER SHARE—
INSTITUTIONAL SHARES	$13.99

VIPER Shares—Net Assets
Applicable to 809,580 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$47,205

NET ASSET VALUE PER SHARE—
VIPER SHARES	$58.31

See Note C in Notes to Financial Statements for the tax-basis components of net assets

30

STATEMENT OF OPERATIONS

This Statement shows the types of income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

	Small-Cap Index Fund	Small-Cap Growth Index Fund	Small-Cap Value Index Fund
	Year Ended December 31, 2004
	(000)	(000)	(000)

INVESTMENT INCOME
Income
Dividends	$ 108,359	$ 3,789	$ 53,773
Interest	344	59	82
Security Lending	3,325	653	659

Total Income	112,028	4,501	54,514

Expenses
The Vanguard Group—Note B
Investment Advisory Services	125	125	125
Management and Administrative
Investor Shares	11,401	2,107	4,173
Admiral Shares	1,273	—	—
Institutional Shares	758	8	47
VIPER Shares	121	75	44
Marketing and Distribution
Investor Shares	760	197	322
Admiral Shares	201	—	—
Institutional Shares	257	6	21
VIPER Shares	9	6	4
Custodian Fees	347	250	285
Auditing Fees	19	17	17
Shareholders' Reports
Investor Shares	242	50	68
Admiral Shares	1	—	—
Institutional Shares	—	—	—
VIPER Shares	—	—	—
Trustees' Fees and Expenses	9	2	3

Total Expenses	15,523	2,843	5,109

NET INVESTMENT INCOME	96,505	1,658	49,405

REALIZED NET GAIN (LOSS)
Investment Securities Sold	450,683	64,361	166,184
Futures Contracts	1,234	59	537

REALIZED NET GAIN (LOSS)	451,917	64,420	166,721

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Investment Securities	993,611	118,840	310,066
Futures Contracts	(189)	—	—

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	993,422	118,840	310,066

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$ 1,541,844	$184,918	$526,192

31

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund’s total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund’s net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

	Small-Cap Index Fund		Small-Cap Growth Index Fund
	Year Ended December 31,
	2004	2003	2004	2003
	(000)	(000)	(000)	(000)

INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$ 96,505	$ 62,761	$ 1,658	$ 1,369
Realized Net Gain (Loss)	451,917	(841,217)	64,420	46,692
Change in Unrealized Appreciation (Depreciation)	993,422	2,807,750	118,840	166,882

Net Increase (Decrease) in Net Assets
Resulting from Operations	1,541,844	2,029,294	184,918	214,943

Distributions
Net Investment Income
Investor Shares	(61,070)	(43,573)	(1,858)	(1,547)
Admiral Shares	(15,545)	(10,499)	—	—
Institutional Shares	(18,487)	(10,910)	(95)	(68)
VIPER Shares	(2,056)	—	(106)	—
Realized Capital Gain
Investor Shares	—	—	—	—
Admiral Shares	—	—	—	—
Institutional Shares	—	—	—	—
VIPER Shares	—	—	—	—

Total Distributions	(97,158)	(64,982)	(2,059)	(1,615)

Capital Share Transactions—Note F
Investor Shares	424,749	559,646	353,766	313,013
Admiral Shares	182,874	173,758	—	—
Institutional Shares	271,748	120,654	3,280	(81,321)
VIPER Shares	170,200	—	88,913	—

Net Increase (Decrease) from
Capital Share Transactions	1,049,571	854,058	445,959	231,692

Total Increase (Decrease)	2,494,257	2,818,370	628,818	445,020

Net Assets
Beginning of Period	7,037,515	4,219,145	936,556	491,536

End of Period	$ 9,531,772	$ 7,037,515	$ 1,565,374	$ 936,556

32

	Small-Cap Value Index Fund
	Year Ended December 31,
	2004 (000)	2003 (000)

INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$ 49,405	$ 30,366
Realized Net Gain (Loss)	166,721	(159,971)
Change in Unrealized Appreciation (Depreciation)	310,066	583,355

Net Increase (Decrease) in Net Assets
Resulting from Operations	526,192	453,750

Distributions
Net Investment Income
Investor Shares	(45,980)	(29,307)
Institutional Shares	(2,627)	(1,838)
VIPER Shares	(781)	—
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
VIPER Shares	—	—

Total Distributions	(49,388)	(31,145)

Capital Share Transactions—Note F
Investor Shares	768,321	145,432
Institutional Shares	23,106	(246,367)
VIPER Shares	42,930	—

Net Increase (Decrease) from
Capital Share Transactions	834,357	(100,935)

Total Increase (Decrease)	1,311,161	321,670

Net Assets
Beginning of Period	1,836,165	1,514,495

End of Period	$ 3,147,326	$ 1,836,165

33

FINANCIAL HIGHLIGHTS

This table summarizes each fund’s investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund’s net income and total returns from year to year; the relative contributions of net income and capital gains to the fund’s total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

Small-Cap Index Fund Investor Shares
	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$22.60	$15.66	$19.82	$19.44	$23.60

Investment Operations
Net Investment Income	.267	.200	.192	.217	.270
Net Realized and Unrealized Gain (Loss) on Investments	4.228	6.944	(4.160)	.388	(1.145)

Total from Investment Operations	4.495	7.144	(3.968)	.605	(.875)

Distributions
Dividends from Net Investment Income	(.265)	(.204)	(.192)	(.225)	(.260)
Distributions from Realized Capital Gains	—	—	—	—	(3.025)

Total Distributions	(.265)	(.204)	(.192)	(.225)	(3.285)

Net Asset Value, End of Period	$26.83	$22.60	$15.66	$19.82	$19.44

Total Return*	19.90%	45.63%	-20.02%	3.10%	-2.67%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,247	$4,871	$2,943	$3,545	$3,577
Ratio of Total Expenses to Average Net Assets	0.23%	0.27%	0.27%	0.27%	0.27%
Ratio of Net Investment Income to Average Net Assets	1.13%	1.17%	1.11%	1.16%	1.17%
Portfolio Turnover Rate**	19%	39%†	32%	39%	49%

*	Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2000, or the $10 annual account maintenance fee applied on balances under $10,000.
**	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund's capital shares, including VIPER Creation Units.
†	Includes activity related to a change in the fund's target index.

34

Small-Cap Index Fund Admiral Shares
	Year Ended December 31,				Nov. 13* to Dec. 31,
For a Share Outstanding Throughout Each Period	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$22.60	$15.66	$19.82	$19.44	$22.40

Investment Operations
Net Investment Income	.294	.220	.207	.231	.053
Net Realized and Unrealized Gain (Loss) on Investments	4.228	6.944	(4.160)	.388	.062

Total from Investment Operations	4.522	7.164	(3.953)	.619	.115

Distributions
Dividends from Net Investment Income	(.292)	(.224)	(.207)	(.239)	(.265)
Distributions from Realized Capital Gains	—	—	—	—	(2.810)

Total Distributions	(.292)	(.224)	(.207)	(.239)	(3.075)

Net Asset Value, End of Period	$26.83	$22.60	$15.66	$19.82	$19.44

Total Return	20.02%	45.76%	-19.95%	3.17%	1.75%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,451	$1,056	$591	$547	$252
Ratio of Total Expenses to Average Net Assets	0.13%	0.18%	0.18%	0.20%	0.20%**
Ratio of Net Investment Income to Average Net Assets	1.25%	1.26%	1.22%	1.24%	1.79%**
Portfolio Turnover Rate†	19%	39%††	32%	39%	49%

*	Inception.
**	Annualized.
†	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund's capital shares, including VIPER Creation Units.
††	Includes activity related to a change in the fund's target index.

35

FINANCIAL HIGHLIGHTS (CONTINUED)

Small-Cap Index Fund Institutional Shares
	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$22.61	$15.66	$19.82	$19.44	$23.61

Investment Operations
Net Investment Income	.306	.240	.219	.251	.292
Net Realized and Unrealized Gain (Loss) on Investments	4.228	6.944	(4.160)	.388	(1.145)

Total from Investment Operations	4.534	7.184	(3.941)	.639	(.853)

Distributions
Dividends from Net Investment Income	(.304)	(.234)	(.219)	(.259)	(.292)
Distributions from Realized Capital Gains	—	—	—	—	(3.025)

Total Distributions	(.304)	(.234)	(.219)	(.259)	(3.317)

Net Asset Value, End of Period	$26.84	$22.61	$15.66	$19.82	$19.44

Total Return*	20.06%	45.88%	-19.89%	3.27%	-2.56%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,648	$1,111	$686	$584	$490
Ratio of Total Expenses to Average Net Assets	0.08%	0.10%	0.10%	0.10%	0.13%
Ratio of Net Investment Income to Average Net Assets	1.30%	1.33%	1.32%	1.34%	1.32%
Portfolio Turnover Rate**	19%	39%†	32%	39%	49%

*	Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2000.
**	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund's capital shares, including VIPER Creation Units.
†	Includes activity related to a change in the fund's target index.

36

Small-Cap Index Fund VIPER Shares

Jan. 26*
For a Share Outstanding Throughout the Period	December

Net Asset Value, Beginning of Period	$50.65

Investment Operations
Net Investment Income	.585
Net Realized and Unrealized Gain (Loss) on Investments	5.436

Total from Investment Operations	6.021

Distributions
Dividends from Net Investment Income	(.621)
Distributions from Realized Capital Gains	—

Total Distributions	(.621)

Net Asset Value, End of Period	$56.05

Total Return	11.90%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$186
Ratio of Total Expenses to Average Net Assets	0.18%†
Ratio of Net Investment Income to Average Net Assets	1.19%†
Portfolio Turnover Rate**	19%

*	Inception.
**	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund's capital shares, including VIPER Creation Units.
†	Annualized.

37

FINANCIAL HIGHLIGHTS (CONTINUED)

Small-Cap Index Fund Investor Shares
	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$13.08	$9.17	$10.87	$10.97	$11.38

Investment Operations
Net Investment Income	.02	.021	.027	.009	.009
Net Realized and Unrealized Gain (Loss) on Investments	2.08	3.911	(1.702)	(.094)	.154

Total from Investment Operations	2.10	3.932	(1.675)	(.085)	.163

Distributions
Dividends from Net Investment Income	(.02)	(.022)	(.025)	(.015)	(.003)
Distributions from Realized Capital Gains	—	—	—	—	(.570)

Total Distributions	(.02)	(.022)	(.025)	(.015)	(.573)

Net Asset Value, End of Period	$15.16	$13.08	$9.17	$10.87	$10.97

Total Return*	16.06%	42.88%	-15.41%	-0.78%	1.59%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,435	$907	$388	$357	$356
Ratio of Total Expenses to Average Net Assets	0.23%	0.27%	0.27%	0.27%	0.27%
Ratio of Net Investment Income to Average Net Assets	0.13%	0.21%	0.24%	0.11%	0.03%
Portfolio Turnover Rate**	41%	91%+	61%	74%	136%

*	Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2002 or the $10 annual account maintenance fee applied on balances under $10,000.
**	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund's capital shares, including VIPER Creation Units.
†	Includes activity related to a change in the fund's target index.

38

Small-Cap Growth Index Fund Institutional Shares
	Year Ended December 31,				May 24* to Dec. 31,
For a Share Outstanding Throughout Each Period	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$13.09	$9.17	$10.87	$10.97	$11.03

Investment Operations
Net Investment Income	.048	.039	.043	.024	.009
Net Realized and Unrealized Gain (Loss) on Investments	2.080	3.911	(1.702)	(.094)	.513

Total from Investment Operations	2.128	3.950	(1.659)	(.070)	.522

Distributions
Dividends from Net Investment Income	(.038)	(.030)	(.041)	(.030)	(.012)
Distributions from Realized Capital Gains	—	—	—	—	(.570)

Total Distributions	(.038)	(.030)	(.041)	(.030)	(.582)

Net Asset Value, End of Period	$15.18	$13.09	$9.17	$10.87	$10.97

Total Return**	16.26%	43.08%	-15.26%	-0.64%	4.90%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$38	$30	$104	$109	$73
Ratio of Total Expenses to Average Net Assets	0.08%	0.10%	0.10%	0.10%	0.13%†
Ratio of Net Investment Income to Average Net Assets	0.28%	0.38%	0.41%	0.28%	0.11%†
Portfolio Turnover Rate††	41%	91%‡	61	74%	136%

*	Inception.
**	Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2002.
†	Annualized.
††	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund's capital shares, including VIPER Creation Units.
‡	Includes activity related to a change in the fund's target index.

39

FINANCIAL HIGHLIGHTS (CONTINUED)

Small-Cap Growth Index Fund VIPER Shares

Jan. 26*
For a Share Outstanding Throughout the Period	December

Net Asset Value, Beginning of Period	$50.77

Investment Operations
Net Investment Income	.091
Net Realized and Unrealized Gain (Loss) on Investments	3.177

Total from Investment Operations	3.268

Distributions
Dividends from Net Investment Income	(.088)
Distributions from Realized Capital Gains	—

Total Distributions	(.088)

Net Asset Value, End of Period	$53.95

Total Return	6.44%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$92
Ratio of Total Expenses to Average Net Assets	0.22%†
Ratio of Net Investment Income to Average Net Assets	0.15%†
Portfolio Turnover Rate**	41%

*	Inception.
**	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund's capital shares, including VIPER Creation Units.
†	Annualized.

40

Small-Cap Value Index Fund Investor Shares
	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$11.49	$8.52	$10.29	$9.65	$8.45

Investment Operations
Net Investment Income	.227	.192	.090	.074	.084
Net Realized and Unrealized Gain (Loss) on Investments	2.478	2.976	(1.494)	1.176	1.698

Total from Investment Operations	2.705	3.168	(1.404)	1.250	1.782

Distributions
Dividends from Net Investment Income	(.225)	(.198)	(.090)	(.065)	(.082)
Distributions from Realized Capital Gains	—	—	(.276)	(.545)	(.500)

Total Distributions	(.225)	(.198)	(.366)	(.610)	(.582)

Net Asset Value, End of Period	$13.97	$11.49	$8.52	$10.29	$9.65

Total Return*	23.55%	37.19%	-14.20%	13.70%	21.88%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,947	$1,730	$1,176	$802	$317
Ratio of Total Expenses to Average Net Assets	0.23%	0.27%	0.27%	0.27%	0.27%
Ratio of Net Investment Income to Average Net Assets	2.15%	2.07%	0.93%	0.97%	1.16%
Portfolio Turnover Rate**	30%	100%†	57%	59%	82%

*	Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2002 or the $10 annual account maintenance fee applied on balances under $10,000.
**	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund's capital shares, including VIPER Creation Units.
†	Includes activity related to a change in the fund's target index.

41

FINANCIAL HIGHLIGHTS (CONTINUED)

Small-Cap Value Index Fund Institutional Shares
	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$11.50	$8.53	$10.29	$9.65	$8.45

Investment Operations
Net Investment Income	.255	.198	.114	.089	.097
Net Realized and Unrealized Gain (Loss) on Investments	2.478	2.976	(1.494)	1.176	1.698

Total from Investment Operations	2.733	3.174	(1.380)	1.265	1.795

Distributions
Dividends from Net Investment Income	(.243)	(.204)	(.104)	(.080)	(.095)
Distributions from Realized Capital Gains	—	—	(.276)	(.545)	(.500)

Total Distributions	(.243)	(.204)	(.380)	(.625)	(.595)

Net Asset Value, End of Period	$13.99	$11.50	$8.53	$10.29	$9.65

Total Return*	23.77%	37.22%	-13.96%	13.86%	22.04%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$153	$106	$338	$325	$86
Ratio of Total Expenses to Average Net Assets	0.08%	0.10%	0.10%	0.10%	0.13%
Ratio of Net Investment Income to Average Net Assets	2.29%	2.24%	1.08%	1.14%	1.36%
Portfolio Turnover Rate**	30%	100%†	57%	59%	82%

*	Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2002.
**	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund's capital shares, including VIPER Creation Units.
†	Includes activity related to a change in the fund's target index.

42

Small-Cap Value Index Fund VIPER Shares

Jan.26*to
December31,
For a Share Outstanding Throughout the Period	2004

Net Asset Value, Beginning of Period	$50.53

Investment Operations
Net Investment Income	.930
Net Realized and Unrealized Gain (Loss) on Investments	7.818

Total from Investment Operations	8.748

Distributions
Dividends from Net Investment Income	(.968)
Distributions from Realized Capital Gains	—

Total Distributions	(.968)

Net Asset Value, End of Period	$58.31

Total Return	17.34%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$47
Ratio of Total Expenses to Average Net Assets	0.22%†
Ratio of Net Investment Income to Average Net Assets	2.16%†
Portfolio Turnover Rate**	30%

*	Inception.
**	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund's capital shares, including VIPER Creation Units.
†	Annualized.

SEE ACCOMPANYING NOTES, WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

43

NOTES TO FINANCIAL STATEMENTS

Vanguard Small-Cap Index, Small-Cap Growth Index, and Small-Cap Value Index Funds are registered under the Investment Company Act of 1940 as open-end investment companies, or mutual funds. The Small-Cap Index Fund offers four classes of shares: Investor Shares, Admiral Shares, Institutional Shares, and VIPER Shares. The Small-Cap Growth Index and Small-Cap Value Index Funds each offer three classes of shares, Investor Shares, Institutional Shares, and VIPER Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $10 million. VIPER Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker. The Small-Cap Index, Small-Cap Growth Index, and Small-Cap Value Index Funds VIPER Shares were first issued on January 26, 2004, and offered to the public on January 30, 2004.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

1.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard® Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2.	Futures Contracts: The funds use Russell 2000 Index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. A fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. A fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3.	Repurchase Agreements: Each fund, along with other members of The Vanguard Group, may transfer uninvested cash balances into a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal;

44

however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

4.	Federal Income Taxes: Each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

5.	Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6.	Security Lending: The funds may lend their securities to qualified institutional borrowers in order to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The funds invest cash collateral received in Vanguard Market Liquidity Fund, and record a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

7.	Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2004, the funds had contributed capital to Vanguard (included in Other Assets) of:

Index Fund	Capital Contribution to Vanguard (000)	Percentage of Fund Net Assets	Percentage of Vanguard's Capitalization

Small-Cap	$1,246	0.01%	1.25%
Small-Cap Growth	195	0.01	0.20
Small-Cap Value	396	0.01	0.40

The funds’ trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

During the year ended December 31, 2004, the Small-Cap Index, Small-Cap Growth Index, and Small-Cap Value Index Funds realized $93,982,000, $9,017,000, and $2,745,000, respectively, of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the funds, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

At December 31, 2004, the funds had the following tax-basis amounts available for distribution, and capital losses available to offset future net capital gains:

	Amount Available for Distribution		Capital Losses
Index Fund	Ordinary Income (000)	Long-Term Capital Gain (000)	Amount (000)	Expiration: Fiscal Years Ending December 31

Small-Cap	$734	—	$651,545	2011
Small-Cap Growth	(21)*	—	47,762	2009-2011
Small-Cap Value	405	—	165,158	2011

*Amount of the fund's December 2004 dividend payable in January 2005 that will be used to reduce required 2005 ordinary income dividends.

At December 31, 2004, net unrealized appreciation of investment securities for tax purposes was:

	(000)
Index Fund	Net Unrealized Appreciated Securities	Depreciated Securities	Appreciation (Depreciation)

Small-Cap	$3,065,206	$(311,909)	$2,753,297
Small-Cap Growth	357,548	(57,946)	299,602
Small-Cap Value	687,452	(27,785)	659,667

At December 31, 2004, the aggregate settlement value of open futures contracts expiring in March 2005 and the related unrealized appreciation (depreciation) were:

		(000)
Index Fund/Futures Contracts	Aggregate Number of Long Contracts	Unrealized Settlement Value	Appreciation (Depreciation)

SmallCap/Russell 2000 Index	40	$13,079	$76
E-mini Russell 2000 Index	4	262	2

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the year ended December 31, 2004, purchases and sales of investment securities other than temporary cash investments were:

	(000)
Index Fund	Purchases	Sales

Small-Cap	$2,818,827	$1,757,119
Small-Cap Growth	965,613	542,055
Small-Cap Value	1,539,939	701,759

46

E. The market value of securities on loan to broker/dealers at December 31, 2004, and collateral received with respect to such loans were:

	(000)
Index Fund	Market Value of Loaned Securities	Cash Collateral Received

Small-Cap	$452,599	$483,495
Small-Cap Growth	55,523	60,645
Small-Cap Value	90,298	94,734

F. Capital share transactions for each class of shares were:

	Year Ended December 31, 2004		Year Ended December 31, 2003
Index Fund	Amount (000)	Shares (000)	Amount (000)	Shares (000)

Small-Cap
Investor Shares
Issued	$1,511,539	63,241	$1,255,911	65,734
Issued in Lieu of Cash Distributions	57,115	2,142	40,382	1,799
Redeemed	(1,143,905)	(48,020)	(736,647)	(39,926)

Net Increase (Decrease)—Investor Shares	424,749	17,363	559,646	27,607

Admiral Shares
Issued	622,462	25,920	370,576	19,377
Issued in Lieu of Cash Distributions	13,273	498	8,958	399
Redeemed	(452,861)	(19,073)	(205,776)	(10,747)

Net Increase (Decrease)—Admiral Shares	182,874	7,345	173,758	9,029

Institutional Shares
Issued	748,322	31,703	301,591	15,201
Issued in Lieu of Cash Distributions	16,701	626	9,885	440
Redeemed	(493,275)	(20,048)	(190,822)	(10,272)

Net Increase (Decrease)—Institutional Shares	271,748	12,281	120,654	5,369

VIPER Shares
Issued	194,472	3,810	—	—
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(24,272)	(500)	—	—

Net Increase (Decrease)—VIPER Shares	170,200	3,310	—	—

47

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	Year Ended December 31, 2004		Year Ended December 31, 2003
Index Fund	Amount (000)	Shares (000)	Amount (000)	Shares (000)

Small-Cap Growth
Investor Shares
Issued	$691,521	50,277	$477,577	41,583
Issued in Lieu of Cash Distributions	1,584	106	1,307	101
Redeemed	(339,339)	(25,072)	(165,871)	(14,657)

Net Increase (Decrease)—Investor Shares	353,766	25,311	313,013	27,027

Institutional Shares
Issued	6,825	503	34,063	3,404
Issued in Lieu of Cash Distributions	95	6	68	5
Redeemed	(3,640)	(279)	(115,452)	(12,427)

Net Increase (Decrease)—Institutional Shares	3,280	230	(81,321)	(9,018)

VIPER Shares
Issued	117,274	2,313	—	—
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(28,361)	(600)	—	—

Net Increase (Decrease)—VIPER Shares	88,913	1,713	—	—

Small-Cap Value
Investor Shares
Issued	$1,162,275	93,006	$523,908	54,116
Issued in Lieu of Cash Distributions	42,184	3,035	26,862	2,345
Redeemed	(436,138)	(35,689)	(405,338)	(43,803)

Net Increase (Decrease)—Investor Shares	768,321	60,352	145,432	12,658

Institutional Shares
Issued	30,005	2,333	91,334	10,337
Issued in Lieu of Cash Distributions 1,739	125		1,528	133
Redeemed	(8,638)	(717)	(339,229)	(40,928)

Net Increase (Decrease)—Institutional Shares	23,106	1,741	(246,367)	(30,458)

VIPER Shares
Issued	52,994	1,010	—	—
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(10,064)	(200)	—	—

Net Increase (Decrease)—VIPER Shares	42,930	810	—	—

48

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Trustees of Vanguard U.S. Stock Index Funds:

In our opinion, the accompanying statements of net assets—investments summary and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Small-Cap Index Fund, Small-Cap Growth Index Fund, and Small-Cap Value Index Fund (separate funds of Vanguard U.S. Stock Index Funds, hereafter referred to as the “Funds”) at December 31, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and broker and by agreement to the underlying ownership records for Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 8, 2005

49

SPECIAL 2004 TAX INFORMATION
(UNAUDITED) FOR U.S. STOCK INDEX FUNDS (SMALL-CAPITALIZATION PORTFOLIOS)
This information for the fiscal year ended December 31, 2004, is included pursuant to provisions of the Internal Revenue Code.
For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Index Fund	Percentage

Small-Cap Small-Cap Growth Small-Cap Value	69.2% 100.0 61.5

The funds distributed the following amounts of qualified dividend income to shareholders during the fiscal year:

Index Fund	Dividends Paid

Small-Cap Small-Cap Growth Small-Cap Value	$68,098,000 2,059,000 31,529,000

50

   INVESTING IS FAST, EASY, AND SECURE ON VANGUARD.COM

If you’re like many Vanguard investors, you believe in planning and taking control of your own investments. Vanguard.com was built for you—and it keeps getting better.

RESEARCH AND PLAN YOUR INVESTMENTS WITH CONFIDENCE

 Use our Planning & Advice and Research Funds & Stocks sections to:

•	Determine what asset allocation might best suit your needs—by taking our Investor Questionnaire.
•	Find out how much to save for retirement and your children's college education—by using our planning tools.
•	Learn how to achieve your goals—by reading our PlainTalk® investment guides.
•	Find your next fund—by using the Compare Funds, Compare Costs, and Narrow Your Fund Choices tools.
•	Look up fund price, performance history, and distribution information—in a snap.

INVEST AND MANAGE ACCOUNTS WITH EASE

Log on to Vanguard.com to:

•	See what you own (at Vanguard and elsewhere) and how your investments are doing.
•	Elect to receive online statements, fund reports (like this one), prospectuses, and tax forms.
•	Analyze your portfolio's holdings and performance.
•	Open new accounts, buy and sell shares, and exchange money between funds—securely and easily.
•	Sign up to receive electronic newsletters from Vanguard informing you of news on our funds, products, and services, as well as on investing and the financial markets.

Find out what Vanguard.com can do for you. Log on today!

51

THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members' responsibilities are

Name (Year of Birth) Trustee/Officer Since	Position(s) Held with Fund (Number of Vanguard Funds Overseen by Trustee/Officer)	Principal Occupation(s) During the Past Five Years
John J. Brennan* (1954) May 1987	Chairman of the Board, Chief Executive Officer, and Trustee (132)	Chairman of the Board,Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group.

INDEPENDENT TRUSTEES

Charles D. Ellis (1937) January 2001	Trustee (132)	The Partners of `63 (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting);
Successor Trustee of Yale University; Overseer of the Stern School of
Business at New York University; Trustee of the Whitehead Institute
for Biomedical Research.

Rajiv L. Gupta (1945) December 2001**	Trustee (132)	Chairman and Chief Executive Officer (since October 1999), Vice
Chairman (January-September 1999), and Vice President (prior to
September 1999) of Rohm and Haas Co. (chemicals); Director of
Technitrol, Inc. (electronic components), and Agere Systems (commu-
nications components); Board Member of the American Chemistry
Council; Trustee of Drexel University.

JoAnn Heffernan Heisen (1950) July 1998	Trustee (132)	Vice President, Chief Information Officer, and Member of the
Executive Committee of Johnson & Johnson (pharmaceuticals/
consumer products); Director of the University Medical Center at
Princeton and Women's Research and Education Institute.

Burton G. Malkiel (1932) May 1977	Trustee (129)	Chemical Bank Chairman's Professor of Economics, Princeton
University; Director of Vanguard Investment Series plc (Irish invest-
ment fund) (since November 2001), Vanguard Group (Ireland)
Limited (investment management) (since November 2001),
Prudential Insurance Co. of America, BKF Capital (investment management), The Jeffrey Co. (holding company), and NeuVis, Inc.
(software company).

André F. Perold (1952) December 2004	Trustee (132)	George Gund Professor of Finance and Banking, Harvard Business
School (since 2000); Senior Associate Dean, Director of Faculty
Recruiting, and Chair of Finance Faculty, Harvard Business School;
Director and Chairman of Unx, Inc. (equities trading firm) (since 2003);
Director of registered investment companies advised by Merrill Lynch
Investment Managers and affiliates (1985–2004), Genbel Securities
Limited (South African financial services firm) (1999–2003), Gensec
Bank (1999–2003), Sanlam Investment Management (1999–2001),
Sanlam, Ltd. (South African insurance company) (2001–2003),
Stockback, Inc. (credit card firm) (2000–2002), and Bulldogresearch.com
(investment research) (1999–2001); and Trustee of Commonfund
(investment management) (1989–2001).

selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Name (Year of Birth) Trustee/Officer Since	Position(s) Held with Fund (Number of Vanguard Funds Overseen by Trustee/Officer)	Principal Occupation(s) During the Past Five Years
Alfred M. Rankin, Jr. (1941) January 1993	Trustee (132)	Chairman, President, Chief Executive Officer, and Director of NACCO
Industries, Inc. (forklift trucks/housewares/lignite); Director of
Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.

J. Lawrence Wilson (1936) April 1985	Trustee (132)	Retired Chairman and Chief Executive Officer of Rohm and Haas Co.
(chemicals); Director of Cummins Inc. (diesel engines), MeadWestvaco
Corp. (paper products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University.

EXECUTIVE OFFICERS*
R. Gregory Barton (1951) June 2001	Secretary (132)	Managing Director and General Counsel of The Vanguard Group, Inc.; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group.

Thomas J. Higgins (1957) July 1998	Treasurer (132)	Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.

*Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.
**December 2002 for Vanguard® Equity Income Fund, Vanguard® Growth Equity Fund, the Vanguard® Municipal Bond Funds, and the Vanguard® State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

VANGUARD SENIOR MANAGEMENT TEAM
Mortimer J. Buckley, Information Technology. James H. Gately, Investment Programs and Services. Kathleen C. Gubanich, Human Resources. F. William McNabb, III, Client Relationship Group.	Michael S. Miller, Planning and Development. Ralph K. Packard, Finance. George U. Sauter, Chief Investment Officer.
John C. Bogle, Founder; Chairman and Chief Executive Officer, 1974-1996.

Post Office Box 2600 Valley Forge, PA 19482-2600

Vanguard, The Vanguard Group, Vanguard.com, Vanguard IRA, Vanguard Brokerage Services, Admiral, PlainTalk, VanguardAdvantage, and the ship logo are trademarks of The Vanguard Group, Inc.

S&P is a trademark of The McGraw-Hill Companies, Inc., and has been licensed for use by The Vanguard Group, Inc. Vanguard mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the funds.

The funds or securities referred to herein that are offered by The Vanguard Group and track an MSCI index are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities. For such funds or securities, the prospectus or the Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with The Vanguard Group.

Russell is a trademark of The Frank Russell Company.

All other marks are the exclusive property of their respective owners.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

For More Information
This report is intended for the funds' shareholders. It may not be distributed to prospec tive investors unless it is preceded or accompanied by the current fund prospectus. To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the funds or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through Vanguard.com. Prospectuses may also be viewed online.

You can obtain a free copy of Vanguard's proxy voting guidelines by visiting our website, www.vanguard.com, and searching for "proxy voting guidelines," or by calling Vanguard at 1-800-662-2739. They are also available from the SEC's website, www.sec.gov. In addition, you may obtain a free report on how the fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either www.vanguard.com or www.sec.gov.

You can review and copy information about your fund at the SEC's Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 1-202-942-8090. Information about your fund is also available on the SEC's website, and you can receive copies of this information, for a fee, by sending a request in either of two ways: via e-mail addressed to publicinfo@sec.gov or via regular mail addressed to the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

*Patent Pending.	World Wide Web
www.vanguard.com

Fund Information
1-800-662-7447

Direct Investor
Account Services
1-800-662-2739

Institutional Investor
Services
1-800-523-1036

Text Telephone
1-800-952-3335

© 2005 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

Q480 022005

Vanguard®U.S. Stock Index Funds Mid-Capitalization Portfolios

December 31, 2004

CONTENTS

1	LETTER FROM THE CHAIRMAN

8	FUND PROFILES

10	GLOSSARY OF INVESTMENT TERMS

11	PERFORMANCE SUMMARIES

15	YOUR FUND'S AFTER-TAX RETURNS

16	ABOUT YOUR FUND'S EXPENSES

18	FINANCIAL STATEMENTS

41	ADVANTAGES OF VANGUARD.COM

       SUMMARY

•	In a continued strong market for smaller issues, the Investor Shares of Vanguard Extended Market Index Fund and Vanguard Mid-Cap Index Fund gained 18.7% and 20.4%, respectively.

•	Financial services and consumer discretionary stocks performed very well, accounting for half of the Extended Market Fund's gain and just under half of the Mid-Cap Fund's return.

VANGUARD’S PLEDGE TO CLIENTS

We recognize that your relationship with Vanguard rests on the twin pillars of trust and excellence, each of which is built upon the character of our people. Our Pledge to Clients reflects our ongoing efforts to deserve your trust and to continually improve so that we can offer you excellence in all that we do.

We will:

•	Put your interests first at all times.

•	Continually seek to earn your trust by adhering to the highest standards of ethical behavior and fiduciary responsibility.

•	Strive to be the highest-value provider of investment services, which means outstanding investment performance and service, both at the lowest possible cost.

•	Communicate candidly not only about the rewards of investing but also about the risks and costs.

•	Maintain highly effective controls to safeguard your assets and protect your confidential information.

•	Invest a majority of our personal assets alongside yours.

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Want less clutter in your mailbox? Just register with Vanguard.com ®and opt to get fund reports online.	Mid-Cap Index Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder,

The U.S. stock market started and ended 2004 with a strong surge and retreated in between. The result was a 12.6% gain for the broad market, as measured by the Dow Jones Wilshire 5000 Composite Index. Mid- and small-capitalization stocks enjoyed significantly higher returns. The Investor Shares of Vanguard Extended Market Index Fund and Vanguard Mid-Cap Index Fund gained 18.7% and 20.4%, respectively.

As the adjacent table shows, both funds fulfilled their objectives of closely tracking their target indexes. Both funds also significantly outperformed the average mid-cap core mutual fund. Most funds in this category are actively managed and carry higher expenses than either of the Vanguard mid-cap portfolios. The VIPER Shares within the Mid-Cap Index Fund were launched on January 26, 2004, missing the year’s strong early weeks for stock returns. The new shares met their objective of capturing the index’s performance during the period under review.

2004 Total Returns	Fiscal Year Ended December 31
Vanguard Extended Market Index Fund
Investor Shares	18.7%
Admiral Shares	18.8
Institutional Shares	18.9
VIPER Shares
Market Price	18.4
Net Asset Value	18.7
Dow Jones Wilshire 4500 Index	18.6
Average Mid-Cap Core Fund*	15.5

Vanguard Mid-Cap Index Fund
Investor Shares	20.4%
Admiral Shares	20.4
Institutional Shares	20.5
VIPER Shares**
Market Price	15.1
Net Asset Value	15.2
MSCI US Mid Cap 450 Index	20.5
Average Mid-Cap Core Fund*	15.5

*Derived from data provided by Lipper Inc.
**Returns since inception on January 26, 2004.

Each fund’s total return is based on the change in net asset value during the fiscal year plus any income

1

or capital gains distributions for the period. The table on page 6 provides more details. If you hold either fund in a taxable account, you may wish to refer to page 15 to view after-tax returns.

Admiral™ Shares A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

Institutional Shares This class of shares carries even lower expenses and is available for a minimum investment of $10 million.

VIPER® Shares

Traded on the American Stock Exchange, VIPERs® are available only through brokers. The table on page 1 shows VIPER returns based on both the AMEX market price and the net asset value for a share.

STOCK MARKET ENJOYED SOLID GAINS

The U.S. stock market rallied following the presidential election in November to post a second consecutive year of solid returns. The gains in the final two months of 2004 capped a year that began with solid advances in stock indexes but was marked in the middle months by investors’ uncertainty about the sustainability of economic growth.

Gains came in many sectors of the market. The strongest performers were energy-related stocks, which were buoyed by higher prices and increased demand for oil. Generally, small-cap stocks outpaced large-caps, and value stocks—those with prices considered low relative to company earnings, book value, and other measures—outpaced their growth counterparts.

International stocks, particularly those in emerging markets, posted outstanding returns compared with U.S. stocks. The strong gains abroad were enhanced for investors in the United States by the weakening of the U.S. dollar against most other major currencies. (A weaker dollar means that returns in other currencies translate into more dollars for U.S.-based investors.)

YIELDS ROSE FOR SHORT-TERM BONDS, FELL FOR LONG-TERM ISSUES

At the beginning of 2004, bond investors expected the year to bring higher interest rates across the maturity spectrum. Their expectations were based on increasingly strong economic reports, rising corporate profits, and a belief that the Federal Reserve Board would soon raise the target for short-term interest rates to keep inflation at bay. The actual result, however, was quite different at the short and long ends of the maturity range.

2

Yields of longer-maturity bonds closed the year slightly below their starting points. A series of disappointments in the labor market, record prices for crude oil, and continuing geopolitical turmoil kept bond market volatility high. At the year-end, the 10-year U.S. Treasury note yielded 4.22%, 3 basis points (0.03 percentage point) below its 4.25% yield at the start of the period. Overall, the taxable investment-grade bond market, as measured by the Lehman Brothers Aggregate Bond Index, returned 4.3%. Across the maturity spectrum, corporate bonds, particularly those from below-investment-grade issuers, generally did better than government securities. The Lehman High Yield Index returned 11.1%.

Yields of shorter-maturity securities, which are generally more closely tied to the Fed’s interest rate moves, rose significantly. As anticipated, the Fed began to tighten monetary policy to prevent any significant surge in inflation. Beginning in June, the Fed raised its target for the federal funds rate from 1.00%, a historical low, to 2.25% through five separate quarter-point increases. The yield of the 3-month Treasury bill, a proxy for money market yields, more than doubled during the 12 months, from 0.92% to 2.21%.

Market Barometer		Average Annual Total Returns Periods Ended December 31, 2004
		One Year	Three Years	Five Years
Stocks	Russell 1000 Index (Large-caps)	11.4%	4.3%	-1.8%
	Russell 2000 Index (Small-caps)	18.3	11.5	6.6
	Dow Jones Wilshire 5000 Index	12.6	5.5	-1.4
	(Entire Market)
	MSCI All Country World Index
	ex USA (International)	21.4	13.6	0.0

Bonds	Lehman Aggregate Bond Index	4.3%	6.2%	7.7%
	(Broad taxable market)
	Lehman Municipal Bond Index	4.5	6.4	7.2
	Citigroup 3-Month Treasury Bill Index	1.2	1.3	2.8

CPI	Consumer Price Index	3.3%	2.5%	2.5%

REBOUND ENJOYED ACROSS MOST INDUSTRY GROUPINGS

The year-end rally spanned industry sectors, with the highest returns coming from sectors tied to the production of energy and commodities. These sectors, however, are not large weightings in the Vanguard mid-cap index funds.

For both the Extended Market and Mid-Cap Index Funds, financial services and consumer discretionary stocks make up the largest portions of the portfolios (approximately 50% at the year-end for

3

Extended Market and 40% for Mid-Cap). The strong performance of these two sectors accounted for half of the Extended Market Index Fund’s gain and just under half of the Mid-Cap Index Fund’s return. Among top performers within financial services were companies that own and operate commercial and residential real estate. Consumer discretionary stocks (including retailers, restaurants, and entertainment purveyors) typically do well when the economy picks up steam as pent-up demand for goods and services is released; these stocks thrived in 2004‘s improving climate.

The volatile technology sector served as a drag on both funds, although the sector’s underperformance was much more pronounced among smaller stocks. Tech stocks produced a negative return in the Extended Market Index Fund, reflecting the small-cap stocks represented in the Dow Jones Wilshire 4500 Index. This was the lone negative sector performance in either fund. Declines by bellwether tech stocks Intel and Cisco Systems caused a ripple effect, knocking down returns for the many smaller suppliers and niche competitors in the semiconductor and router businesses.

KEEPING UP WITH THE BENCHMARKS

The goal of any index fund is to keep within close sight of its benchmark. The Vanguard mid-cap index funds have gone one better by marginally outpacing their benchmarks over longer periods. This is a significant feat, given that indexes bear none of the operating or transaction costs that detract from a mutual fund’s return. The Vanguard funds’ achievement reflects two competitive advantages:

•	Very low expense ratios (see pages 16-17 for information on the funds' expenses, including a comparison with their peers).

•	The experience and talents of Vanguard Quantitative Equity Group, the funds' investment advisor.

Using Vanguard’s proprietary index-tracking methodologies and trading strategies, this expert group can sometimes more than offset fund expenses.

The table on page 5 shows both annualized returns and the final results of a hypothetical $10,000 initial investment over ten years for Investor Shares of the Extended Market Index Fund and comparative

4

measures.     Similar figures are also shown for the Mid-Cap Index Fund Investor Shares and benchmarks since that fund’s inception in May 1998.

The Extended Market Index Fund Investor Shares lagged the average peer by 1.8 percentage points for the decade, while the Mid-Cap Index Fund Investor Shares outpaced the same peer by 2 percentage points over the shorter life of the Fund. The Extended Market Index Fund’s shortfall can be explained by the inclusion in its target index of a larger proportion of small-cap stocks than competing funds typically hold. Small-cap stocks lagged larger stocks during most of the 1990s.

Total Returns		Ten Years Ended December 31, 2004*
	Average Annual Return	Final Value of a $10,000 Initial Investment
Extended Market Index Fund
Investor Shares	12.2%	$31,510
Dow Jones
Wilshire 4500 Index	12.0	30,983
Average Mid-Cap Core Fund	14.0	37,118

Mid-Cap Index Fund
Investor Shares	11.3%	$20,278
Spliced Mid Cap Index**	11.0
Average Mid-Cap Core Fund	9.3	18,040

*For the Mid-Cap Index Fund and its comparative measures, returns are since the fund's inception on May 21, 1998.
**S&P MidCap 400 Index through May 16, 2003; MSCI US Mid Cap 450 Index thereafter.

The Mid-Cap Index Fund’s superior return can be partly explained by its lower expense ratio and its shorter life span, in which the bear market features prominently. By adhering to its benchmark, the fund avoided exposure to untested companies not in the index—companies that many active managers took a chance on, to their disadvantage.

KEEPING OUR HEADS IN HEADY TIMES

In each of the past four years, small- and mid-cap stocks have dramatically outperformed large-cap stocks—although in two of those years, returns were simply less negative for small- and mid-cap stocks than for bigger companies. The recent environment followed a 1990s bull market for large-cap stocks, in which investors could find no fault with the market’s largest companies. What does this mean for your portfolio in 2005?

Simply that a well-considered strategy, balanced among asset classes and diversified within each class, is the only way to go. The most devoted students of the stock market cannot reliably predict the turning of tides that bring first one and then another market segment

5

into favor. By maintaining a diversified portfolio and attending to the costs you pay, you increase your ability to ride the market’s ups and downs—and ultimately to thrive—despite the unpredictable nature of market leadership.

Thank you for investing your assets with Vanguard.

Sincerely,

John J. Brennan

CHAIRMAN AND CHIEF EXECUTIVE OFFICER

JANUARY 14, 2005

Your Fund's Performance at a Glance		December 31, 2003—December 31, 2004

			Distributions Per Share
	Starting Share Price	Ending Share Price	Income Dividends	Capital Gains
Extended Market Index Fund
Investor Shares	$26.66	$31.36	$0.285	$0.000
Admiral Shares	26.66	31.36	0.316	0.000
Institutional Shares	26.67	31.38	0.334	0.000
VIPER Shares	70.37	82.74	0.813	0.000

Mid-Cap Index Fund
Investor Shares	$13.13	$15.64	$0.161	$0.000
Admiral Shares	59.55	70.92	0.784	0.000
Institutional Shares	13.16	15.67	0.180	0.000
VIPER Shares	50.34*	57.32	0.641	0.000

*Share price at inception, January 26, 2004.

6

Extended Market Index Fund VIPER Shares
Premium/Discount: December 27, 2001*-December 31, 2004

	Closing Price Above or Equal to Closing Net Asset Value		Closing Price Below Closing Net Asset Value
Basis Point Differential**	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
0-24.9	398	52.43%	282	37.15%
25-49.9	50	6.59	20	2.64
50-74.9	3	0.40	4	0.53
75-100.0	1	0.13	1	0.13
>100.0	0	0.00	0	0.00

Total	452	59.55%	307	40.45%

Mid-Cap Index Fund VIPER Shares
Premium/Discount: January 26, 2004*-December 31, 2004

	Closing Price Above or Equal to Closing Net Asset Value		Closing Price Below Closing Net Asset Value
Basis Point Differential**	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
0-24.9	122	51.48%	114	48.10%
25-49.9	0	0.00	1	0.42
50-74.9	0	0.00	0	0.00
75-100.0	0	0.00	0	0.00
>100.0	0	0.00	0	0.00

Total	122	51.48%	115	48.52%

*Inception
**One basis point equals 1/100th of 1%

7

FUND PROFILES
As of 12/31/2004	These Profiles provide snapshots of each fund's characteristics, compared where indicated with the fund's target index and a broad market index. Key terms are defined on page 10.

EXTENDED MARKET INDEX FUND
Portfolio Characteristics
	Fund	Target Index*	Broad Index**
Number of Stocks	3,396	4,482	4,978
Median Market Cap	$2.3B	$2.4B	$27.3B
Price/Earnings Ratio	32.1x	32.0x	22.4x
Price/Book Ratio	2.1x	2.1x	2.9x
Yield		1.0%	1.5%
Investor Shares	0.8%
Admiral Shares	0.9%
Institutional Shares	1.0%
VIPER Shares	0.9%
Return on Equity	8.2%	8.2%	15.7%
Earnings Growth Rate	9.8%	9.8%	7.5%
Foreign Holdings	1.3%	1.3%	1.0%
Turnover Rate	17%†	—	—
Expense Ratio		—	—
Investor Shares	0.25%
Admiral Shares	0.15%
Institutional Shares	0.08%
VIPER Shares	0.20%
Short-Term Reserves	0%	—	—

Volatility Measures
	Fund	Target Index*	Fund	Broad Index**
R-Squared	1.00	1.00	0.86	1.00
Beta	1.01	1.00	1.00	1.00

Sector Diversification (% of portfolio)††
	Fund	Target Index*	Broad Index**
Auto & Transportation	3%	3%	3%
Consumer Discretionary	23	23	17
Consumer Staples	4	4	6
Financial Services	27	27	23
Health Care	11	11	12
Integrated Oils	0	0	4
Other Energy	5	5	3
Materials & Processing	6	6	4
Producer Durables	6	6	5
Technology	10	10	13
Utilities	4	4	6
Other	1	1	4

Ten Largest Holdings (% of total net assets)

Berkshire Hathaway Inc.	3.7%
(financial services)
Kraft Foods Inc.	1.6
(food)
Genentech, Inc.	1.5
(biotechnology)
Google Inc.	1.4
(media)
Liberty Media Corp.	0.9
(media)
DirecTV Group, Inc.	0.6
(telecommunications)
IAC/InterActiveCorp	0.5
(retail)
Amazon.com, Inc.	0.5
(retail)
Las Vegas Sands Corp.	0.4
(leisure)
Juniper Networks, Inc.	0.4
(computer hardware)

Top Ten	11.5%

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.

Investment Focus

  *Dow Jones Wilshire 4500 Index.
**Dow Jones Wilshire 5000 Index.
†Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
††Security classification based on Wilshire Associates methodology.

8

MID-CAP INDEX FUND
Portfolio Characteristics
	Fund	Target Index*	Broad Index**
Number of Stocks	453	452	4,978
Median Market Cap	$5.5B	$5.5B	$27.3B
Price/Earnings Ratio	22.1x	22.1x	22.4x
Price/Book Ratio	2.7x	2.7x	2.9x
Yield		1.2%	1.5%
Investor Shares	1.1%
Admiral Shares	1.1%
Institutional Shares	1.2%
VIPER Shares	1.1%
Return on Equity	14.4%	14.4%	15.7%
Earnings Growth Rate	12.5%	12.5%	7.5%
Foreign Holdings	0.6%	0.6%	1.0%
Turnover Rate	16%†	—	—
Expense Ratio		—	—
Investor Shares	0.22%
Admiral Shares	0.13%
Institutional Shares	0.08%
VIPER Shares	0.18%††
Short-Term Reserves	0%	—	—

Volatility Measures
	Fund	Spliced Index ‡	Fund	Broad Index**
R-Squared	1.00	1.00	0.88	1.00
Beta	1.01	1.00	0.97	1.00

Sector Diversification (% of portfolio)
	Fund	Target Index*	Broad Index**
Auto & Transportation	2%	2%	3%
Consumer Discretionary	18	19	17
Consumer Staples	3	3	6
Financial Services	22	22	23
Health Care	8	8	12
Integrated Oils	1	1	4
Other Energy	8	8	3
Materials & Processing	9	8	4
Producer Durables	6	6	5
Technology	13	13	13
Utilities	8	8	6
Other	2	2	4

Ten Largest Holdings (% of total net assets)

Monsanto Co.	0.7%
(chemicals)
Starwood Hotels & Resorts
Worldwide, Inc.	0.6
(leisure)
J.C. Penney Co., Inc. (Holding Co.)	0.6
(retail)
Valero Energy Corp.	0.6
(energy and utilities)
CIGNA Corp.	0.6
(insurance)
Medco Health Solutions, Inc.	0.6
(health care)
Network Appliance, Inc.	0.6
(computer hardware)
Computer Sciences Corp.	0.5
(conglomerate)
Coach, Inc.	0.5
(retail)
Eaton Corp.	0.5
(manufacturing)

Top Ten	5.8%

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.

Investment Focus

  *MSCI US Mid Cap 450 Index.
**Dow Jones Wilshire 5000 Index.
†Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
††Annualized.
  ‡S&P MidCap 400 Index through May 16, 2003; MSCI US Mid Cap 450 Index thereafter.

9

GLOSSARY OF INVESTMENT TERMS

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund’s equity assets represented by stocks or depositary receipts of companies based outside the United States.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors).

Yield. A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of income provided by securities in the index.

10

PERFORMANCE SUMMARY
As of 12/31/2004	All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the funds. (For performance data current to the most recent month-end, which may be higher or lower than that cited, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor's shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

EXTENDED MARKET INDEX FUND

Cumulative Performance December 31, 1994–December 31, 2004

	Average Annual Total Returns Periods Ended December 31, 2004
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Extended Market Index Fund Investor Shares*	18.71%	1.37%	12.16%	$31,510
Dow Jones Wilshire 5000 Index	12.62	-1.42	11.92	30,824
Dow Jones Wilshire 4500 Index	18.57	1.38	11.97	30,983
Average Mid-Cap Core Fund**	15.52	5.78	14.01	37,118

	One Year	Inception †	Final Value of a $250,000 Investment
Extended Market Index Fund Admiral Shares	18.82%	4.85%	$304,057
Dow Jones Wilshire 5000 Index	12.62	0.42	254,376
Dow Jones Wilshire 4500 Index	18.57	4.83	303,844

	One Year	Five Years	Since Inception †	Final Value of a $10,000,000 Investment
Extended Market Index Fund Institutional Shares	18.92	1.53%	8.05%	$17,851,952
Dow Jones Wilshire 5000 Index	12.62	-1.42	5.98	15,441,925
Dow Jones Wilshire 4500 Index	18.57	1.38	7.89	17,658,388

	One Year	Since Inception †	Final Value of a $10,000 Investment
Extended Market Index Fund VIPER Shares	18.75	11.78	$13,983
Dow Jones Wilshire 5000 Index	12.62	5.24	11,661
Dow Jones Wilshire 4500 Index	18.57	11.93	14,039

  *Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Derived from data provided by Lipper Inc.
†Inception dates are: for Admiral Shares, November 13, 2000; for Institutional Shares, July 7, 1997; for VIPER Shares, December 27, 2001.
Note: See Financial Highlights tables on pages 27–30 for dividend and capital gains information.

11

PERFORMANCE SUMMARIES (CONTINUED)

Cumulative Returns: VIPER Shares December 27, 2001*-December 31, 2004

	One Year	Cumulative Since Inception
Extended Market Index Fund VIPER Shares Market Price	18.35%	39.69%
Extended Market Index Fund VIPER Shares Net Asset Value	18.75	39.83
Dow Jones Wilshire 4500 Index	18.57	40.39

Fiscal-Year Total Returns (%) December 31, 1994–December 31, 2004

*Inception.

12

MID-CAP INDEX FUND

Cumulative Performance May 21, 1998–December 31, 2004

	Average Annual Total Returns Periods Ended December 31, 2004
	One Year	Five Years	Since Inception*	Final Value of a $10,000 Investment
Mid-Cap Index Fund Investor Shares**	20.35%	10.13%	11.28%	$20,278
Dow Jones Wilshire 5000 Index	12.62	-1.42	3.37	12,449
Spliced Mid Cap Index†	20.52	10.00	10.99	19,930
Average Mid-Cap Core Fund††	15.52	5.78	9.33	18,040

	One Year	Since Inception*	Final Value of a $250,000 Investment
Mid-Cap Index Fund Admiral Shares	20.42%	13.63%	$373,183
Dow Jones Wilshire 5000 Index	12.62	6.65	305,869
Spliced Mid Cap Index†	20.52	13.57	372,554

	One Year	Five Years	Since Inception*	Final Value of a $10,000,000 Investment
Mid-Cap Index Fund Institutional Shares	20.45%	10.30%	11.44%	$20,465,813
Dow Jones Wilshire 5000 Index	12.62	-1.42	3.37	12,448,934
Spliced Mid Cap Index†	20.52	10.00	10.99	19,930,392

	Since Inception*	Final Value of a $10,000 Investment
Mid-Cap Index Fund VIPER Shares	15.16%	$11,516
Dow Jones Wilshire 5000 Index	7.75	10,775
MSCI US Mid Cap 450 Index	15.29	11,529

  *Inception dates are: for Investor and Institutional Shares, May 21, 1998; for Admiral Shares, November 12, 2001; for VIPER Shares, January 26, 2004.
**Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
  †S&P MidCap 400 Index through May 16, 2003; MSCI US Mid Cap 450 Index thereafter.
††Derived from data provided by Lipper Inc.
Note: See Financial Highlights tables on pages 31–34 for dividend and capital gains information.

13

PERFORMANCE SUMMARIES (CONTINUED)

Cumulative Returns: VIPER Shares January 26, 2004*-December 31, 2004

Cumulative Since Inception
Mid-Cap Index Fund VIPER Shares Market Price	15.15%
Mid-Cap Index Fund VIPER Shares Net Asset Value	15.16
MSCI US Mid Cap 450 Index	15.29

Fiscal-Year Total Returns (%) May 21, 1998–December 31, 2004

  *Inception.
**S&P MidCap 400 Index through May 16, 2003; MSCI US Mid Cap 450 Index thereafter.

14

YOUR FUND’S AFTER-TAX RETURNS

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect the reduced tax rates on ordinary income (including qualified dividend income) and short-term capital gains that became effective as of January 1, 2003, and on long-term capital gains realized on or after May 6, 2003. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss.

The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns	Periods Ended December 31, 2004

	One Year	Five Years	Ten Years
Extended Market Index Fund Investor Shares*
Returns Before Taxes	18.71%	1.37%	12.16%
Returns After Taxes on Distributions	18.50	0.21	10.40
Returns After Taxes on Distributions and Sale of Fund Shares	12.32	0.58	9.89

	One Year	Five Years	Since Inception**
Mid-Cap Index Fund Investor Shares*
Returns Before Taxes	20.35%	10.13%	11.28%
Returns After Taxes on Distributions	20.14	9.12	9.86
Returns After Taxes on Distributions and Sale of Fund Shares	13.44	8.20	8.98

*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**May 21, 1998.

15

ABOUT YOUR FUND’S EXPENSES

Six Months Ended December 31, 2004

	Beginning Account Value June 30, 2004	Ending Account Value Dec. 31, 2004	Expenses Paid During Period*
Based on Actual Fund Return

Extended Market Index Fund
Investor Shares	$1,000.00	$1,119.47	$1.28
Admiral Shares	1,000.00	1,119.78	0.75
Institutional Shares	1,000.00	1,120.34	0.43
VIPER Shares	1,000.00	1,119.70	1.07

Mid-Cap Index Fund
Investor Shares	$1,000.00	$1,137.68	$1.13
Admiral Shares	1,000.00	1,138.26	0.70
Institutional Shares	1,000.00	1,138.76	0.38
VIPER Shares	1,000.00	1,138.00	0.97

Based on Hypothetical 5% Yearly Return

Extended Market Index Fund
Investor Shares	$1,000.00	$1,023.93	$1.22
Admiral Shares	1,000.00	1,024.43	0.71
Institutional Shares	1,000.00	1,024.73	0.41
VIPER Shares	1,000.00	1,024.13	1.02

Mid-Cap Index Fund
Investor Shares	$1,000.00	$1,024.08	$1.07
Admiral Shares	1,000.00	1,024.48	0.66
Institutional Shares	1,000.00	1,024.78	0.36
VIPER Shares	1,000.00	1,024.23	0.92

*The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: 0.24% for the Extended Market Index Fund Investor Shares, 0.14% for Admiral Shares, 0.08% for Institutional Shares, and 0.20% for VIPER Shares; 0.21% for the Mid-Cap Index Fund Investor Shares, 0.13% for Admiral Shares, 0.07% for Institutional Shares, and 0.18% for VIPER Shares. The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The adjacent examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table above illustrates your fund's costs in two ways:

•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

16

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Expense Ratios:
Your fund compared with its peer group

	Fund	Peer Group*
Extended Market Index Fund		1.53%
Investor Shares	0.25%
Admiral Shares	0.15
Institutional Shares	0.08
VIPER Shares	0.20

Mid-Cap Index Fund		1.53%
Investor Shares	0.22%
Admiral Shares	0.13
Institutional Shares	0.08
VIPER Shares	0.18**

  *The peer group for both the Extended Market Index Fund and the Mid-Cap Index Fund is the Average Mid-Cap Core
  Fund. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2003.
**Annualized.

•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case--because the return used is not the fund's actual return--the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table on page 16 are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, which is described in the prospectus. If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

17

As of 12/31/2004	FINANCIAL STATEMENTS

The Statement of Net Assets—an integral part of the Financial Statements for the Vanguard Extended Market Index Fund— is included as an insert to this report. The Mid-Cap Index Fund’s Statement of Net Assets is provided below.

STATEMENT OF NET ASSETS

the last day of the reporting period. Securities are grouped and subtotaled by asset type (common stocks, bonds, etc.) and by industry sector according to Frank Russell Company. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund’s Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund’s net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

Mid-Cap Index Fund	Shares	Market Value^ (000)
COMMON STOCKS (99.8%)(1)

Auto & Transportation (2.1%)
CSX Corp.	915,080	$ 36,676
Genuine Parts Co.	745,458	32,845
Expeditors International of
Washington, Inc.	451,344	25,221
Delphi Corp.	2,151,783	19,409
C.H. Robinson Worldwide, Inc.	327,332	18,173
Lear Corp.	292,242	17,830
Gentex Corp.	313,214	11,595
Dana Corp.	635,618	11,015
* JetBlue Airways Corp.	307,509	7,140
* TRW Automotive Holdings Corp.	125,511	2,598

		182,502

Consumer Discretionary (18.6%)
Starwood Hotels & Resorts
Worldwide, Inc.	886,789	51,788
J.C. Penney Co., Inc. (Holding Co.)	1,227,777	50,830
* Coach, Inc.	801,092	45,182
* Sirius Satellite Radio, Inc.	5,106,769	39,067
* VeriSign, Inc.	1,088,413	36,484
Hilton Hotels Corp.	1,557,848	35,425
Harman International
Industries, Inc.	267,884	34,021
Harrah's Entertainment, Inc.	476,824	31,895
R.R. Donnelley & Sons Co.	886,734	31,293
Black & Decker Corp.	341,385	30,155
* Fisher Scientific International Inc.	482,945	30,126
* Liberty Media International Inc.
Class A	643,710	29,759

18

	Shares	Market Value^ (000)
* XM Satellite Radio Holdings, Inc.	740,281	$ 27,849
Dollar General Corp.	1,189,147	24,699
New York Times Co. Class A	590,719	24,101
* Interpublic Group of Cos., Inc.	1,798,367	24,098
* Caesars Entertainment, Inc.	1,187,553	23,917
* Office Depot, Inc.	1,334,569	23,168
Knight Ridder	329,843	22,080
Leggett & Platt, Inc.	775,759	22,055
PETsMART, Inc.	618,513	21,976
Republic Services, Inc. Class A	646,807	21,694
* MGM Mirage, Inc.	295,441	21,490
RadioShack Corp.	646,145	21,245
Nordstrom, Inc.	451,979	21,121
VF Corp.	375,646	20,803
* Mohawk Industries, Inc.	227,457	20,755
Robert Half International, Inc.	697,363	20,523
Mandalay Resort Group	287,565	20,253
Family Dollar Stores, Inc.	645,192	20,149
Tiffany & Co.	622,498	19,901
Whirlpool Corp.	282,775	19,571
Jones Apparel Group, Inc.	531,280	19,429
Liz Claiborne, Inc.	458,919	19,371
Abercrombie & Fitch Co.	402,797	18,911
CDW Corp.	282,837	18,766
* Toys R Us, Inc.	912,291	18,675
Manpower Inc.	383,823	18,539
Ross Stores, Inc.	628,316	18,139
Wendy's International, Inc.	459,680	18,047
Foot Locker, Inc.	663,229	17,861
Darden Restaurants Inc.	638,567	17,714
* Career Education Corp.	436,162	17,446
* ChoicePoint Inc.	377,551	17,364
Michaels Stores, Inc.	577,746	17,315
The Stanley Works	348,923	17,094
ServiceMaster Co.	1,239,139	17,088
* Kmart Holding Corp.	171,722	16,992
Fastenal Co.	274,524	16,900
* Chico's FAS, Inc.	361,822	16,474
* Lamar Advertising Co. Class A	358,548	15,339
* AutoNation, Inc.	794,954	15,271
Alberto-Culver Co. Class B	309,005	15,008
* Williams-Sonoma, Inc.	422,084	14,790
International Flavors
& Fragrances, Inc.	341,169	14,616
* Wynn Resorts Ltd.	208,582	13,958
* Advance Auto Parts, Inc.	318,893	13,929
* CarMax, Inc.	442,666	13,745
* Brinker International, Inc.	382,607	13,418
Hasbro, Inc.	678,106	13,142
* Dollar Tree Stores, Inc.	457,509	13,121
GTECH Holdings Corp.	505,048	13,106
Sabre Holdings Corp.	584,669	12,956
Circuit City Stores, Inc.	806,264	12,610
Aramark Corp. Class B	472,066	12,515
Outback Steakhouse	266,806	12,214
* Iron Mountain, Inc.	385,282	11,747
Belo Corp. Class A	420,756	11,041
Polo Ralph Lauren Corp.	221,486	9,435
* Pixar, Inc.	108,195	9,263
* Convergys Corp.	606,663	9,094
Reebok International Ltd.	201,423	8,863
Meredith Corp.	163,453	8,859
* Westwood One, Inc.	328,805	8,855
* Telewest Global, Inc.	469,259	8,250
* Allied Waste Industries, Inc.	811,229	7,528
* Weight Watchers
International, Inc.	178,630	7,336
* Rent-A-Center, Inc.	269,323	7,137
International Speedway Corp.	121,729	6,427
Dex Media, Inc.	255,522	6,378
The McClatchy Co. Class A	85,761	6,158
* Entercom Communications Corp.	167,013	5,994
* Hewitt Associates, Inc.	184,122	5,894
* DreamWorks Animation SKG, Inc.	134,778	5,056
* Citadel Broadcasting Corp.	223,523	3,617
* Columbia Sportswear Co.	60,432	3,602
Regal Entertainment Group
Class A	151,369	3,141
Metro-Goldwyn-Mayer Inc.	252,772	3,003
Hearst-Argyle Television Inc.	109,795	2,896
* Cox Radio, Inc.	168,538	2,778

		1,591,688

Consumer Staples (2.8%)
UST, Inc.	703,799	33,860
Whole Foods Market, Inc.	265,205	25,287
* Dean Foods Co.	672,371	22,155
McCormick & Co., Inc.	520,000	20,072
SuperValu Inc.	579,223	19,995
The Pepsi Bottling Group, Inc.	704,235	19,043
* Constellation Brands, Inc. Class A	405,603	18,865
Tyson Foods, Inc.	963,716	17,732
* Smithfield Foods, Inc.	377,945	11,183
J.M. Smucker Co.	235,867	11,102
Hormel Foods Corp.	324,822	10,183
Carolina Group	289,219	8,373
Adolph Coors Co. Class B	107,473	8,132
Brown-Forman Corp. Class B	165,654	8,064
PepsiAmericas, Inc.	293,281	6,229

		240,275

Financial Services (21.9%)
CIGNA Corp.	602,392	49,137
CIT Group Inc.	898,058	41,149
Vornado Realty Trust REIT	482,850	36,759
ProLogis REIT	774,461	33,557

19

Mid-Cap Index Fund	Shares	Market Value^ (000)
The Chicago Mercantile Exchange	144,654	$ 33,082
Sovereign Bancorp, Inc.	1,462,307	32,975
General Growth Properties
Inc. REIT	884,650	31,989
Archstone-Smith Trust REIT	833,669	31,930
Legg Mason Inc.	435,302	31,890
Popular, Inc.	1,078,246	31,086
Fidelity National Financial, Inc.	665,855	30,410
T. Rowe Price Group Inc.	487,844	30,344
Jefferson-Pilot Corp.	581,296	30,204
Synovus Financial Corp.	1,054,487	30,137
Plum Creek Timber Co. Inc. REIT	780,931	30,019
MGIC Investment Corp.	419,654	28,918
Boston Properties, Inc. REIT	438,085	28,331
SAFECO Corp.	537,248	28,066
Cincinnati Financial Corp.	609,450	26,974
Banknorth Group, Inc.	736,488	26,956
Torchmark Corp.	467,143	26,693
Compass Bancshares Inc.	522,482	25,429
Kimco Realty Corp. REIT	426,449	24,730
Zions Bancorp	362,223	24,642
Host Marriott Corp. REIT	1,405,283	24,311
Avalonbay Communities, Inc.
REIT	306,490	23,079
Huntington Bancshares Inc.	929,561	23,035
* E*TRADE Financial Corp.	1,510,719	22,585
White Mountains Insurance
Group Inc.	34,466	22,265
First Horizon National Corp.	499,796	21,546
UnumProvident Corp.	1,199,143	21,513
Everest Re Group, Ltd.	238,851	21,392
Radian Group, Inc.	395,057	21,033
New York Community
Bancorp, Inc.	1,015,035	20,879
Duke Realty Corp. REIT	605,849	20,684
* Providian Financial Corp.	1,246,927	20,537
Commerce Bancorp, Inc.	317,962	20,477
Public Storage, Inc. REIT	356,282	19,863
Developers Diversified
Realty Corp. REIT	436,271	19,357
Doral Financial Corp.	390,652	19,240
Old Republic International Corp.	737,025	18,647
Hibernia Corp. Class A	628,702	18,553
iStar Financial Inc. REIT	402,566	18,220
* The Dun & Bradstreet Corp.	299,590	17,871
Mercantile Bankshares Corp.	336,905	17,586
Associated Banc-Corp	524,000	17,402
TCF Financial Corp.	535,077	17,197
Janus Capital Group Inc.	1,019,794	17,143
The PMI Group Inc.	409,250	17,086
Equifax, Inc.	580,259	16,305
The Macerich Co. REIT	251,941	15,822
Liberty Property Trust REIT	362,725	15,670
Health Care Properties
Investors REIT	565,261	15,652
Apartment Investment
& Management Co.
Class A REIT	403,139	15,537
W.R. Berkley Corp.	322,228	15,199
* DST Systems, Inc.	286,098	14,911
Regency Centers Corp. REIT	265,663	14,718
Leucadia National Corp.	211,473	14,693
Allied Capital Corp.	562,869	14,545
Weingarten Realty
Investors REIT	359,121	14,401
AMB Property Corp. REIT	352,167	14,224
PartnerRe Ltd.	228,904	14,178
A.G. Edwards & Sons, Inc.	327,451	14,149
RenaissanceRe Holdings Ltd.	271,308	14,130
Investors Financial Services Corp.	282,325	14,111
SEI Corp.	329,347	13,810
* Markel Corp.	37,806	13,761
* Ameritrade Holding Corp.	958,405	13,629
Independence Community
Bank Corp.	303,966	12,943
Arthur J. Gallagher & Co.	391,360	12,719
Commerce Bancshares, Inc.	252,652	12,683
Eaton Vance Corp.	242,360	12,639
City National Corp.	177,515	12,541
Hospitality Properties Trust REIT	271,870	12,506
* CheckFree Corp.	327,477	12,470
Fulton Financial Corp.	518,173	12,079
Protective Life Corp.	280,880	11,991
New Plan Excel Realty
Trust REIT	435,202	11,785
Astoria Financial Corp.	292,996	11,711
Bank of Hawaii Corp.	223,745	11,353
Assurant, Inc.	363,572	11,107
Valley National Bancorp	399,164	11,037
Fair, Isaac, Inc.	299,259	10,977
Brown & Brown, Inc.	249,226	10,854
Friedman, Billings, Ramsey
Group, Inc. REIT	546,813	10,603
Federated Investors, Inc.	346,066	10,520
Hudson City Bancorp, Inc.	278,667	10,261
Axis Capital Holdings Ltd.	362,731	9,924
Unitrin, Inc.	203,922	9,268
Wilmington Trust Corp.	254,280	9,192
Nationwide Financial
Services, Inc.	240,233	9,184
Dow Jones & Co., Inc.	208,499	8,978
Montpelier Re Holdings Ltd.	210,654	8,100
Deluxe Corp.	212,673	7,939
* WellChoice Inc.	142,383	7,603

20

	Shares	Market Value^ (000)
* CapitalSource Inc.	275,039	$ 7,060
Mercury General Corp.	115,839	6,941
Transatlantic Holdings, Inc.	111,787	6,912
Erie Indemnity Co. Class A	121,481	6,386
BlackRock, Inc.	79,132	6,114
* BOK Financial Corp.	88,211	4,301
Total System Services, Inc.	167,384	4,067
Capitol Federal Financial	94,445	3,400
Student Loan Corp.	17,115	3,149
Nuveen Investments, Inc. Class A	68,370	2,699

		1,870,349

Health Care (8.5%)
* Medco Health Solutions, Inc.	1,159,178	48,222
Quest Diagnostics, Inc.	356,632	34,076
* Laboratory Corp. of
America Holdings	594,911	29,638
C.R. Bard, Inc.	446,550	28,570
AmerisourceBergen Corp.	479,017	28,109
* Varian Medical Systems, Inc.	578,629	25,020
Health Management
Associates Class A	1,036,914	23,559
IMS Health, Inc.	996,272	23,123
* Sepracor Inc.	373,088	22,150
* Tenet Healthcare Corp.	1,985,779	21,804
* Hospira, Inc.	631,572	21,158
* Coventry Health Care Inc.	381,424	20,246
Mylan Laboratories, Inc.	1,144,811	20,240
* Express Scripts Inc.	264,400	20,211
* Humana Inc.	645,028	19,151
* Patterson Cos	438,376	19,021
* Celgene Corp.	698,919	18,542
* Lincare Holdings, Inc.	425,808	18,161
Beckman Coulter, Inc.	260,617	17,459
DENTSPLY International Inc.	308,612	17,344
* Barr Pharmaceuticals Inc.	378,708	17,246
Omnicare, Inc.	443,574	15,357
* Millennium Pharmaceuticals, Inc.	1,234,798	14,966
* Watson Pharmaceuticals, Inc.	442,984	14,534
Bausch & Lomb, Inc.	225,239	14,519
* Invitrogen Corp.	212,960	14,296
* Health Net Inc.	476,996	13,771
Manor Care, Inc.	372,538	13,199
* Kinetic Concepts, Inc.	170,391	13,001
* IVAX Corp.	819,098	12,958
* ImClone Systems, Inc.	280,868	12,942
* King Pharmaceuticals, Inc.	1,029,096	12,761
* Cephalon, Inc.	241,518	12,288
* Henry Schein, Inc.	176,256	12,274
* Triad Hospitals, Inc.	327,148	12,173
* Millipore Corp.	210,982	10,509
* Community Health Systems, Inc.	370,863	10,340
Universal Health Services
Class B	231,927	10,321
* WebMD Corp.	1,263,971	10,314

		723,573

Integrated Oils (0.7%)
Amerada Hess Corp.	349,436	28,787
Murphy Oil Corp.	352,685	28,374

		57,161

Other Energy (7.7%)
Valero Energy Corp.	1,089,258	49,452
XTO Energy, Inc.	1,047,922	37,075
Williams Cos., Inc.	2,225,437	36,252
EOG Resources, Inc.	502,007	35,823
Kerr-McGee Corp.	578,840	33,451
* abors Industries, Inc.	633,694	32,502
BJ Services Co.	688,060	32,022
* Weatherford International Ltd.	568,645	29,172
* Noble Corp.	570,331	28,368
GlobalSantaFe Corp.	849,901	28,140
El Paso Corp.	2,666,178	27,728
Sunoco, Inc.	320,815	26,214
* Smith International, Inc.	446,455	24,292
Peabody Energy Corp.	273,569	22,134
Pioneer Natural Resources Co.	627,921	22,040
ENSCO International, Inc.	643,424	20,422
Chesapeake Energy Corp.	1,083,009	17,870
Equitable Resources, Inc.	263,503	15,984
* Ultra Petroleum Corp.	319,533	15,379
* Newfield Exploration Co.	252,140	14,889
Noble Energy, Inc.	236,213	14,565
Patterson-UTI Energy, Inc.	674,843	13,126
* National-Oilwell, Inc.	365,842	12,911
* Cooper Cameron Corp.	234,069	12,595
Pogo Producing Co.	258,624	12,541
* NRG Engergy	340,787	12,285
* Rowan Cos., Inc.	455,014	11,785
Diamond Offshore Drilling, Inc.	275,161	11,020
* Pride International, Inc.	520,924	10,700

		660,737

Materials & Processing (8.6%)
Monsanto Co.	1,137,505	63,188
Phelps Dodge Corp.	400,420	39,610
Georgia Pacific Group	989,855	37,100
Nucor Corp.	675,410	35,351
* American Standard Cos., Inc.	774,593	32,006
MeadWestvaco Corp.	859,732	29,136
Freeport-McMoRan
Copper & Gold, Inc. Class B	740,191	28,298
Bunge Ltd.	468,678	26,719
Lyondell Chemical Co.	865,891	25,042
United States Steel Corp.	482,953	24,751

21

Mid-Cap Index Fund	Shares	Market Value^ (000)
Avery Dennison Corp.	399,955	$ 23,985
Sherwin-Williams Co.	515,482	23,006
Vulcan Materials Co.	413,800	22,598
Smurfit-Stone Container Corp.	1,080,688	20,187
Ball Corp.	456,219	20,065
The St. Joe Co.	308,304	19,793
Fluor Corp.	355,382	19,372
Eastman Chemical Co.	330,961	19,106
* Sealed Air Corp.	357,673	19,053
Precision Castparts Corp.	276,574	18,165
Sigma-Aldrich Corp.	279,630	16,906
Engelhard Corp.	529,888	16,252
* Pactiv Corp.	640,292	16,193
Ashland, Inc.	272,248	15,894
* Energizer Holdings, Inc.	298,932	14,854
Temple-Inland Inc.	213,465	14,601
* Owens-Illinois, Inc.	635,128	14,386
Bemis Co., Inc.	432,784	12,590
Sonoco Products Co.	396,565	11,758
* Jacobs Engineering Group Inc.	227,695	10,882
Bowater Inc.	236,808	10,412
Valspar Corp.	207,765	10,390
* The Mosaic Co.	559,624	9,133
Lafarge North America Inc.	134,219	6,888
Packaging Corp. of America	272,284	6,412
* International Steel Group, Inc.	83,465	3,385

		737,467

Producer Durables (6.3%)
Parker Hannifin Corp.	508,793	38,536
D. R. Horton, Inc.	894,144	36,043
Centex Corp.	526,461	31,367
Rockwell Collins, Inc.	754,218	29,746
Pulte Homes, Inc.	459,576	29,321
Cooper Industries, Inc. Class A	390,477	26,510
Lennar Corp. Class A	462,463	26,212
* Waters Corp.	503,658	23,566
W.W. Grainger, Inc.	329,538	21,954
* Thermo Electron Corp.	695,567	20,999
Pentair, Inc.	406,150	17,692
* American Tower Corp. Class A	955,993	17,590
KB HOME	167,602	17,498
Diebold, Inc.	305,356	17,017
Novellus Systems, Inc.	608,215	16,963
* NVR, Inc.	21,752	16,736
* LAM Research Corp.	577,279	16,689
Goodrich Corp.	480,502	15,684
American Power
Conversion Corp.	725,537	15,527
Pall Corp.	532,989	15,430
Garmin Ltd.	253,295	15,411
* Teradyne, Inc.	827,024	14,117
Molex, Inc.	412,029	12,361
Tektronix, Inc.	383,658	11,590
nbsp;Hubbell Inc. Class B	218,900	11,448
* Alliant Techsystems, Inc.	159,975	10,459
Molex, Inc. Class A	203,357	5,419
Lennar Corp. Class B	63,528	3,317

		535,202

Technology (12.8%)
* Network Appliance, Inc.	1,447,545	48,087
* Computer Sciences Corp.	803,881	45,315
Rockwell Automation, Inc.	785,177	38,906
Autodesk, Inc.	984,938	37,378
* Advanced Micro Devices, Inc.	1,512,068	33,296
* Altera Corp.	1,583,586	32,780
* Flextronics International Ltd.	2,369,101	32,741
L-3 Communications
Holdings, Inc.	432,712	31,692
* Avaya Inc.	1,831,987	31,510
* Marvell Technology Group Ltd.	804,885	28,549
* NCR Corp.	401,266	27,780
National Semiconductor Corp.	1,519,708	27,279
* Cognizant Technology
Solutions Corp.	559,657	23,690
Microchip Technology, Inc.	877,066	23,383
* Solectron Corp.	4,096,931	21,837
Scientific-Atlanta, Inc.	653,765	21,581
* Siebel Systems, Inc.	2,045,888	21,482
* Comverse Technology, Inc.	835,031	20,417
* Freescale Semiconductor Inc.	1,110,381	19,787
* McAfee Inc.	665,501	19,253
* Sanmina-SCI Corp.	2,220,090	18,804
Seagate Technology	1,088,787	18,803
* JDS Uniphase Corp.	5,883,126	18,650
* Mercury Interactive Corp.	396,705	18,070
* Citrix Systems, Inc.	720,555	17,675
* BMC Software, Inc.	950,248	17,675
Symbol Technologies, Inc.	1,019,689	17,641
* Jabil Circuit, Inc.	684,823	17,518
Harris Corp.	282,505	17,456
Applera Corp.-Applied
Biosystems Group	833,768	17,434
* SanDisk Corp.	689,903	17,227
* Tellabs, Inc.	1,869,818	16,062
* NVIDIA Corp.	674,012	15,880
* Cadence Design Systems, Inc.	1,148,830	15,865
* Zebra Technologies Corp.
Class A	273,834	15,411
* Storage Technology Corp.	473,075	14,954
* Unisys Corp.	1,426,551	14,522
* BEA Systems, Inc.	1,636,702	14,501
* QLogic Corp.	393,105	14,439
* Amphenol Corp.	374,465	13,758
* Synopsys, Inc.	647,946	12,713

22

	Shares	Market Value^ (000)
* Ceridian Corp.	633,012	$ 11,571
* Freescale Semiconductor, Inc.	593,473	10,896
* Novell, Inc.	1,601,307	10,809
Intersil Corp.	640,715	10,726
* Compuware Corp.	1,643,059	10,631
* NAVTEQ Corp.	223,806	10,376
* Ingram Micro, Inc. Class A	496,522	10,328
* Vishay Intertechnology, Inc.	644,534	9,681
* ADC Telecommunications, Inc.	3,443,291	9,228
* UTStarcom, Inc.	412,172	9,130
* LSI Logic Corp.	1,638,496	8,979
* Red Hat, Inc.	663,987	8,864
* PMC Sierra Inc.	753,147	8,473
* Fairchild Semiconductor
International, Inc.	507,730	8,256
* Agere Systems Inc. Class A	5,451,227	7,468
* 3Com Corp.	1,654,182	6,898
National Instruments Corp.	234,791	6,398
AVX Corp.	258,643	3,259
* Agere Systems Inc. Class B	1,874,857	2,531

		1,096,303

Utilities (7.9%)
PPL Corp.	804,700	42,874
Edison International	1,249,182	40,011
* AES Corp.	2,616,084	35,762
Constellation Energy Group, Inc.	747,491	32,673
Sempra Energy	888,685	32,597
Cinergy Corp.	758,225	31,565
Xcel Energy, Inc.	1,703,292	31,000
Kinder Morgan, Inc.	421,021	30,789
KeySpan Corp.	682,400	26,921
NiSource, Inc.	1,122,457	25,570
* NTL Inc.	335,428	24,473
* Cablevision Systems NY Group
Class A	937,761	23,350
MCI Inc.	1,012,822	20,418
CenturyTel, Inc.	546,474	19,383
Questar Corp.	357,800	18,233
SCANA Corp.	451,679	17,796
Pinnacle West Capital Corp.	388,904	17,271
Wisconsin Energy Corp.	501,018	16,889
Citizens Communications Co.	1,224,612	16,887
Pepco Holdings, Inc.	790,938	16,863
Energy East Corp.	624,952	16,674
Telephone & Data Systems, Inc.	216,188	16,636
* UnitedGlobalCom Inc. Class A	1,570,247	15,169
DPL Inc.	538,426	13,520
CenterPoint Energy Inc.	1,178,213	13,314
TECO Energy, Inc.	846,823	12,990
NSTAR	226,297	12,283
MDU Resources Group, Inc.	450,473	12,019
Puget Energy, Inc.	423,414	10,458
Northeast Utilities	545,792	10,288
* Nextel Partners, Inc.	509,119	9,948
* Level 3 Communications, Inc.	1,883,293	6,384
* U.S. Cellular Corp.	67,714	3,031

		674,039

Other (1.9%)
Eaton Corp.	613,130	44,366
Textron, Inc.	531,419	39,219
ITT Industries, Inc.	353,735	29,873
Brunswick Corp.	386,762	19,145
Hillenbrand Industries, Inc.	237,309	13,180
SPX Corp.	324,191	12,987

		158,770

TOTAL COMMON STOCKS
(Cost $6,353,723)		8,528,066

TEMPORARY CASH INVESTMENTS (2.5%)(1)

Money Market Fund (2.5%)
Vanguard Market Liquidity
Fund, 2.26%†	31,494,835	31,495
Vanguard Market Liquidity
Fund, 2.26%†—Note E	178,364,300	178,364

		209,859

	Face
	Amount
	(000)

U.S. Government Obligation
U.S. Treasury Bill
(2) 1.74%, 1/27/2005	$2,000	1,998

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $211,857)		211,857

TOTAL INVESTMENTS (102.3%)
(Cost $6,565,580)		8,739,923

OTHER ASSETS AND LIABILITIES (-2.3%)

Other Assets—Note B		35,843
Liabilities—Note E		(232,787)

		(196,944)

NET ASSETS (100%)		$8,542,979

^See Note A in Notes to Financial Statements.
*Non-income-producing security.
†Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 2.3%, respectively, of net assets. See Note C in Notes to Financial Statements.
(2)Security segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

23

Mid-Cap Index Fund	Amount (000)
AT DECEMBER 31, 2004, NET ASSETS CONSISTED OF:

Paid-in Capital	$6,679,595
Overdistributed Net Investment Income	(5,474)
Accumulated Net Realized Losses	(305,909)
Unrealized Appreciation
Investment Securities	2,174,343
Futures Contracts	424

NET ASSETS	$8,542,979

Investor Shares—Net Assets
Applicable to 334,702,845 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$5,233,658

NET ASSET VALUE PER SHARE—
INVESTOR SHARES	$15.64

Admiral Shares—Net Assets
Applicable to 16,866,628 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$1,196,216

NET ASSET VALUE PER SHARE—
ADMIRAL SHARES	$70.92

Institutional Shares—Net Assets
Applicable to 131,150,935 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$2,055,501

NET ASSET VALUE PER SHARE—
INSTITUTIONAL SHARES	$15.67

VIPER Shares—Net Assets
Applicable to 1,004,978 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$57,604

NET ASSET VALUE PER SHARE—
VIPER SHARES	$57.32

See Note C in Notes to Financial Statements for the tax-basis components of net assets.

24

STATEMENT OF OPERATIONS

This Statement shows the types of income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

	Extended Market Index Fund	Mid-Cap Index Fund
	Year Ended December 31, 2004
	(000)	(000)
INVESTMENT INCOME
Income
Dividends	$ 96,785	$ 97,778
Interest	494	344
Security Lending	4,285	1,024

Total Income	101,564	99,146

Expenses
The Vanguard Group—Note B
Investment Advisory Services	125	78
Management and Administrative
Investor Shares	10,518	8,120
Admiral Shares	1,444	1,030
Institutional Shares	970	793
VIPER Shares	319	36
Marketing and Distribution
Investor Shares	674	672
Admiral Shares	185	164
Institutional Shares	314	250
VIPER Shares	30	3
Custodian Fees	395	233
Auditing Fees	20	19
Shareholders' Reports
Investor Shares	155	138
Admiral Shares	2	1
Institutional Shares	—	—
VIPER Shares	—	—
Trustees' Fees and Expenses	8	7

Total Expenses	15,159	11,544

NET INVESTMENT INCOME	86,405	87,602

REALIZED NET GAIN (LOSS)
Investment Securities Sold	139,033	242,605
Futures Contracts	4,351	1,499

REALIZED NET GAIN (LOSS)	143,384	244,104
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Investment Securities	1,180,544	1,023,259
Futures Contracts	(449)	248

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	1,180,095	1,023,507

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,409,884	$1,355,213

25

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund’s total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund’s net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

	Extended Market Index Fund		Mid-Cap Index Fund
	Year Ended December 31,
	2004 (000)	2003 (000)	2004 (000)	2003 (000)
INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$ 86,405	$ 53,896	$ 87,602	$ 51,454
Realized Net Gain (Loss)	143,384	(309,646)	244,104	(548,964)
Change in Unrealized Appreciation (Depreciation)	1,180,095	2,151,664	1,023,507	1,778,647

Net Increase (Decrease) in Net Assets
Resulting from Operations	1,409,884	1,895,914	1,355,213	1,281,137

Distributions
Net Investment Income
Investor Shares	(49,559)	(33,593)	(52,972)	(33,257)
Admiral Shares	(13,438)	(8,969)	(13,125)	(8,130)
Institutional Shares	(22,559)	(12,612)	(23,152)	(10,818)
VIPER Shares	(2,277)	(913)	(580)	—
Realized Capital Gain
Investor Shares	—	—	—	—
Admiral Shares	—	—	—	—
Institutional Shares	—	—	—	—
VIPER Shares	—	—	—	—

Total Distributions	(87,833)	(56,087)	(89,829)	(52,205)

Capital Share Transactions—Note F
Investor Shares	430,844	466,197	839,395	530,455
Admiral Shares	79,540	183,088	171,070	258,512
Institutional Shares	313,290	504,125	691,179	174,943
VIPER Shares	92,709	57,633	52,434	—

Net Increase (Decrease) from
Capital Share Transactions	916,383	1,211,043	1,754,078	963,910

Total Increase (Decrease)	2,238,434	3,050,870	3,019,462	2,192,842

Net Assets
Beginning of Period	6,965,307	3,914,437	5,523,517	3,330,675

End of Period	$9,203,741	$6,965,307	$8,542,979	$5,523,517

26

FINANCIAL HIGHLIGHTS

This table summarizes each fund’s investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund’s net income and total returns from year to year; the relative contributions of net income and capital gains to the fund’s total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

Extended Market Index Fund Investor Shares

	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$26.66	$18.74	$23.09	$26.61	$37.07
Investment Operations
Net Investment Income	.284	.207	.19	.203	.274
Net Realized and Unrealized Gain (Loss) on Investments	4.701	7.926	(4.36)	(2.703)	(6.041)

Total from Investment Operations	4.985	8.133	(4.17)	(2.500)	(5.767)

Distributions
Dividends from Net Investment Income	(.285)	(.213)	(.18)	(.210)	(.263)
Distributions from Realized Capital Gains	—	—	—	(.810)	(4.430)

Total Distributions	(.285)	(.213)	(.18)	(1.020)	(4.693)

Net Asset Value, End of Period	$31.36	$26.66	$18.74	$23.09	$26.61

Total Return*	18.71%	43.43%	-18.06%	-9.13%	-15.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,484	$4,259	$2,629	$3,115	$3,881
Ratio of Total Expenses to Average Net Assets	0.25%	0.26%	0.26%	0.25%	0.25%
Ratio of Net Investment Income to Average Net Assets	1.05%	1.01%	0.88%	0.88%	0.81%
Portfolio Turnover Rate**	17%	8%	17%	20%	33%

*Total returns do not reflect the 0.25% transaction fee on purchases through March 31, 2000, or the $10 annual account maintenance fee applied on balances under $10,000.
**Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.

27

FINANCIAL HIGHLIGHTS (CONTINUED)

Extended Market Index Fund Admiral Shares

	Year Ended December 31,				Nov.13* to Dec. 31,
For a Share Outstanding Throughout Each Period	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$26.66	$18.74	$23.09	$26.61	$31.89
Investment Operations
Net Investment Income	.315	.221	.201	.213	.050
Net Realized and Unrealized Gain (Loss) on Investments	4.701	7.926	(4.360)	(2.703)	(1.736)

Total from Investment Operations	5.016	8.147	(4.159)	(2.490)	(1.686)

Distributions
Dividends from Net Investment Income	(.316)	(.227)	(.191)	(.220)	(.274)
Distributions from Realized Capital Gains	—	—	—	(.810)	(3.320)

Total Distributions	(.316)	(.227)	(.191)	(1.030)	(3.594)

Net Asset Value, End of Period	$31.36	$26.66	$18.74	$23.09	$26.61

Total Return	18.82%	43.51%	-18.02%	-9.09%	-4.30%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,353	$1,075	$611	$735	$441
Ratio of Total Expenses to Average Net Assets	0.15%	0.20%	0.20%	0.20%	0.20%**
Ratio of Net Investment Income to Average Net Assets	1.15%	1.07%	0.94%	0.94%	1.23%**
Portfolio Turnover Rate†	17%	8%	17%	20%	33%

*Inception
**Annualized
†Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.

28

Extended Market Index Fund Institutional Shares

	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$26.67	$18.74	$23.09	$26.62	$37.09
Investment Operations
Net Investment Income	.343	.247	.22	.228	.313
Net Realized and Unrealized Gain (Loss) on Investments	4.701	7.926	(4.36)	(2.703)	(6.041)

Total from Investment Operations	5.044	8.173	(4.14)	(2.475)	(5.728)

Distributions
Dividends from Net Investment Income	(.334)	(.243)	(.21)	(.245)	(.312)
Distributions from Realized Capital Gains	—	—	—	(.810)	(4.430)

Total Distributions	(.334)	(.243)	(.21)	(1.055)	(4.742)

Net Asset Value, End of Period	$31.38	$26.67	$18.74	$23.09	$26.62

Total Return*	18.92%	43.66%	-17.93%	-9.03%	-15.41%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,136	$1,524	$644	$746	$954
Ratio of Total Expenses to Average Net Assets	0.08%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.22%	1.17%	1.05%	1.02%	0.96%
Portfolio Turnover Rate**	17%	8%	17%	20%	33%

*Total returns do not reflect the 0.25% transaction fee on purchases through March 31, 2000.
**Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.

29

FINANCIAL HIGHLIGHTS (CONTINUED)

Extended Market Index Fund VIPER Shares
	Year Ended December 31,			Dec. 27* to Dec . 31,
For a Share Outstanding Throughout Each Period	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$70.37	$49.46	$60.99	$60.94
Investment Operations
Net Investment Income	.796	.608	.566	—
Net Realized and Unrealized Gain (Loss) on Investments	12.387	20.914	(11.561)	.05

Total from Investment Operations	13.183	21.522	(10.995)	.05

Distributions
Dividends from Net Investment Income	(.813)	(.612)	(.535)	—
Distributions from Realized Capital Gains	—	—	—	—

Total Distributions	(.813)	(.612)	(.535)	—

Net Asset Value, End of Period	$82.74	$70.37	$49.46	$60.99

Total Return	18.75%	43.55%	-18.04%	0.08%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$231	$107	$30	$6
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%	0.20%**
Ratio of Net Investment Income to Average Net Assets	1.12%	1.07%	1.04%	0.54%**
Portfolio Turnover Rate†	17%	8%	17%	20%

*Inception
**Annualized
†Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.

30

Mid-Cap Index Fund Investor Shares

	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$13.13	$ 9.88	$11.81	$12.21	$11.30
Investment Operations
Net Investment Income	.159	.122	.088	.081	.071
Net Realized and Unrealized Gain (Loss) on Investments	2.512	3.250	(1.798)	(.166)	1.897

Total from Investment Operations	2.671	3.372	(1.710)	(.085)	1.968

Distributions
Dividends from Net Investment Income	(.161)	(.122)	(.093)	(.070)	(.078)
Distributions from Realized Capital Gains	—	—	(.127)	(.245)	(.980)
Total Distributions	(.161)	(.122)	(.220)	(.315)	(1.058)
Net Asset Value, End of Period	$15.64	$13.13	$9.88	$11.81	$12.21

Total Return*	20.35%	34.14%	-14.61%	-0.50%	18.10%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,234	$3,610	$2,267	$2,049	$1,614
Ratio of Total Expenses to Average Net Assets	0.22%	0.26%	0.26%	0.25%	0.25%
Ratio of Net Investment Income to Average Net Assets	1.26%	1.20%	0.85%	0.83%	0.90%
Portfolio Turnover Rate**	16%	73%†	18%	24%	51%

*Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
†Includes activity related to a change in the fund’s target index.

31

FINANCIAL HIGHLIGHTS (CONTINUED)

Mid-Cap Index Fund Admiral Shares
	Year Ended December 31,			Nov.12* to Dec. 31,
For a Share Outstanding Throughout Each Period	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$59.55	$44.81	$53.56	$50.00
Investment Operations
Net Investment Income	.771	.593	.431	.056
Net Realized and Unrealized Gain (Loss) on Investments	11.383	14.742	(8.154)	3.982

Total from Investment Operations	12.154	15.335	(7.723)	4.038

Distributions
Dividends from Net Investment Income	(.784)	(.595)	(.451)	(.320)
Distributions from Realized Capital Gains	—	—	(.576)	(.158)

Total Distributions	(.784)	(.595)	(1.027)	(.478)

Net Asset Value, End of Period	$70.92	$59.55	$44.81	$53.56

Total Return	20.42%	34.24%	-14.55%	8.06%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,196	$842	$411	$223
Ratio of Total Expenses to Average Net Assets	0.13%	0.18%	0.18%	0.20%**
Ratio of Net Investment Income to Average Net Assets	1.35%	1.31%	0.94%	0.86%**
Portfolio Turnover Rate†	16%	73%††	18%	24%

*Inception
**Annualized
†Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
†† Includes activity related to a change in the fund’s target index.

32

Mid-Cap Index Fund Institutional Shares

	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$13.16	$ 9.90	$11.83	$12.23	$11.30
Investment Operations
Net Investment Income	.18	.147	.103	.097	.081
Net Realized and Unrealized Gain (Loss) on Investments	2.51	3.250	(1.798)	(.166)	1.918

Total from Investment Operations	2.69	3.397	(1.695)	(.069)	1.999

Distributions
Dividends from Net Investment Income	(.18)	(.137)	(.108)	(.086)	(.089)
Distributions from Realized Capital Gains	—	—	(.127)	(.245)	(.980)

Total Distributions	(.18)	(.137)	(.235)	(.331)	(1.069)

Net Asset Value, End of Period	$15.67	$13.16	$9.90	$11.83	$12.23

Total Return	20.45%	34.33%	-14.45%	-0.37%	18.39%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,056	$1,071	$653	$650	$307
Ratio of Total Expenses to Average Net Assets	0.08%	0.10%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to Average Net Assets	1.40%	1.36%	1.01%	1.00%	1.03%
Portfolio Turnover Rate*	16%	73%**	18%	24%	51%

*Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund's capital shares, including VIPER Creation Units.
**Includes activity related to a change in the fund's target index.

33

FINANCIAL HIGHLIGHTS (CONTINUED)

Mid-Cap Index Fund VIPER Shares

For a Share Outstanding Throughout the Period	Jan. 26* to Dec. 31, 2004
Net Asset Value, Beginning of Period	$50.34
Investment Operations
Net Investment Income	.617
Net Realized and Unrealized Gain (Loss) on Investments	7.004

Total from Investment Operations	7.621

Distributions
Dividends from Net Investment Income	(.641)
Distributions from Realized Capital Gains	—

Total Distributions	(.641)

Net Asset Value, End of Period	$57.32

Total Return	15.16%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$58
Ratio of Total Expenses to Average Net Assets	0.18%**
Ratio of Net Investment Income to Average Net Assets	1.30%**
Portfolio Turnover Rate†	16%

*Inception
**Annualized
†Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.

SEE ACCOMPANYING NOTES, WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

34

NOTES TO FINANCIAL STATEMENTS

Vanguard Extended Market Index and Mid-Cap Index Funds are registered under the Investment Company Act of 1940 as open-end investment companies, or mutual funds. Both funds offer four classes of shares: Investor Shares, Admiral Shares, Institutional Shares, and VIPER Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $10 million. VIPER Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker. The Mid-Cap Index Fund VIPER Shares were first issued on January 26, 2004, and were offered to the public on January 30, 2004.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

1.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the funds' pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2.	Futures Contracts:The funds use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. Both funds use S&P 500 Index futures contracts and S&P MidCap 400 Index futures contacts; the Extended Market Index Fund also uses Russell 2000 Index futures contracts and Nasdaq 100 Index futures contracts. A fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. A fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3.	Repurchase Agreements: The funds, along with other members of The Vanguard Group, may transfer uninvested cash balances into a pooled cash account, which is invested in repurchase agreements secured by U.S. government and agency securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

35

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.	Federal Income Taxes: Each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

5.	Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6.	Security Lending: The funds may lend their securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The funds invest cash collateral received in Vanguard Market Liquidity Fund, and record a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

7.	Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2004, the funds had contributed capital to Vanguard (included in Other Assets) of:

Index Fund	Capital Contribution to Vanguard (000)	Percentage of Fund Net Assets	Percentage of Vanguard's Capitalization
Extended Market	$1,180	0.01%	1.18%

Mid-Cap	1,073	0.01	1.07

The funds’ trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

36

At December 31, 2004, the funds had the following tax-basis amounts available for distribution, and capital losses available to offset future net capital gains:

	Amount Available for Distribution		Capital Losses
Index Fund	Ordinary Income (000)	Long-Term Capital Gain (000)	Amount (000)	Expiration: Fiscal Years Ending December 31
Extended Market	$40	—	$430,594	2010-2011

Mid-Cap	(753)*	—	301,560	2011

*Amount of the fund's December 2004 dividend payable in January 2005 that will be used to reduce required 2005 ordinary income dividends.

At December 31, 2004, net unrealized appreciation of investment securities for tax purposes was:

	(000)
Index Fund	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation (Depreciation)
Extended Market	$3,163,634	$(1,349,027)	$1,814,607

Mid-Cap	2,290,650	(116,307)	2,174,343

At December 31, 2004, the aggregate settlement value of open futures contracts expiring in March 2005 and the related unrealized appreciation (depreciation) were:

	(000)
Index Fund/Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
Extended Market/
E-mini S&P MidCap 400 Index	144	$9,581	$207
Russell 2000 Index	22	7,193	120
S&P MidCap 400 Index	5	1,663	26
Mid-Cap/
S&P MidCap 400 Index	39	12,974	372
E-mini S&P MidCap 400 Index	30	1,996	52

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

37

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

D. During the year ended December 31, 2004, purchases and sales of investment securities other than temporary cash investments were:

	(000)
Index Fund	Purchases	Sales
Extended Market	$2,319,568	$1,369,286

Mid-Cap	2,834,900	1,099,445

E. The market value of securities on loan to broker/dealers at December 31, 2004, and collateral received with respect to such loans were:

	(000)
Index Fund	Market Value of Loaned Securities	Cash Collateral Received
Extended Market	$457,106	$494,692

Mid-Cap	171,057	178,364

38

F. Capital share transactions for each class of shares were:

	Year Ended December 31,
	2004		2003
Index Fund	Amount (000)	Shares (000)	Amount (000)	Shares (000)
Extended Market
Investor Shares
Issued	$1,157,031	41,328	$1,043,071	45,478
Issued in Lieu of Cash Distributions	47,183	1,517	31,753	1,220
Redeemed	(773,370)	(27,732)	(608,627)	(27,268)

Net Increase (Decrease)—Investor Shares	430,844	15,113	466,197	19,430

Admiral Shares
Issued	397,926	14,167	400,805	17,637
Issued in Lieu of Cash Distributions	11,402	366	7,595	293
Redeemed	(329,788)	(11,716)	(225,312)	(10,194)

Net Increase (Decrease)—Admiral Shares	79,540	2,817	183,088	7,736

Institutional Shares
Issued	624,757	22,222	798,707	36,316
Issued in Lieu of Cash Distributions	19,854	638	11,140	431
Redeemed	(331,321)	(11,923)	(305,722)	(13,978)

Net Increase (Decrease)—Institutional Shares	313,290	10,937	504,125	22,769

VIPER Shares
Issued	92,709	1,282	57,619	904
Issued in Lieu of Cash Distributions	—	—	14	—
Redeemed	—	—	—	—

Net Increase (Decrease)—VIPER Shares	92,709	1,282	57,633	904

Mid-Cap
Investor Shares
Issued	$1,570,736	113,471	$1,136,824	100,873
Issued in Lieu of Cash Distributions	47,948	3,091	29,801	2,292
Redeemed	(779,289)	(56,808)	(636,170)	(57,631)

Net Increase (Decrease)—Investor Shares	839,395	59,754	530,455	45,534

Admiral Shares
Issued	464,132	7,371	416,475	7,996
Issued in Lieu of Cash Distributions	10,857	154	6,645	113
Redeemed	(303,919)	(4,802)	(164,608)	(3,129)

Net Increase (Decrease)—Admiral Shares	171,070	2,723	258,512	4,980

Institutional Shares
Issued	826,334	59,736	344,525	30,275
Issued in Lieu of Cash Distributions	20,336	1,309	9,135	702
Redeemed	(155,491)	(11,298)	(178,717)	(15,554)

Net Increase (Decrease)—Institutional Shares	691,179	49,747	174,943	15,423

VIPER Shares
Issued	52,434	1,005	—	—
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	—	—

Net Increase (Decrease)—VIPER Shares	52,434	1,005	—	—

39

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Trustees of Vanguard U.S. Stock Index Funds:

In our opinion, the accompanying statement of net assets appearing herein and the statement of net assets—investments summary appearing in the insert to this annual report and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Mid-Cap Index Fund and Extended Market Index Fund (separate funds of Vanguard U.S. Stock Index Funds, hereafter referred to as the “Funds”) at December 31, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and broker and by agreement to the underlying ownership records for Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 8, 2005

SPECIAL 2004 TAX INFORMATION

(UNAUDITED) FOR VANGUARD U.S. STOCK INDEX FUNDS (MID-CAPITALIZATION PORTFOLIOS)

This information for the fiscal year ended December 31, 2004, is included pursuant to provisions of the Internal Revenue Code.

The Extended Market Index and Mid-Cap Index Funds distributed $68,343,000 and $78,133,000, respectively, of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Index Fund	Percentage

Extended Market	76.1%

Mid-Cap	85.4

40

INVESTING IS FAST, EASY, AND SECURE ON VANGUARD.COM

         If you're like many Vanguard investors, you believe in planning and taking control of your own investments. Vanguard.com was built for you—and it keeps getting better.

RESEARCH AND PLAN YOUR INVESTMENTS WITH CONFIDENCE

         Use our Planning & Advice and Research Funds & Stocks sections to:

         • Determine what asset allocation might best suit your needs—by taking our Investor Questionnaire.

         • Find out how much to save for retirement and your children's college education—by using our planning tools.

         • Learn how to achieve your goals—by reading our PlainTalk® investment guides.

         • Find your next fund--by using the Compare Funds, Compare Fund Costs, and Narrow Your Fund Choices tools.

         • Look up fund price, performance history, and distribution information—in a snap.

INVEST AND MANAGE ACCOUNTS WITH EASE

         Log on to Vanguard.com to:

         • See what you own (at Vanguard and elsewhere) and how your investments are doing.

         • Elect to receive online statements, fund reports (like this one), prospectuses, and tax forms.

         • Analyze your portfolio's holdings and performance.

         • Open new accounts, buy and sell shares, and exchange money between funds—securely and easily.

         • Sign up to receive electronic newsletters from Vanguard informing you of news on our funds, products, and services, as well as on investing and the financial markets.

         Find out what Vanguard.com can do for you. Log on today!

41

INVEST WITH VANGUARD FOR YOUR RETIREMENT

      Vanguard offers low-cost, high-quality solutions that combine a variety of investment choices to help you achieve your retirement goals.

      A Vanguard traditional IRA enables you to make deductible or nondeductible contributions that can grow tax-deferred until you take distributions in retirement, while a Vanguard Roth IRA allows you to make nondeductible contributions with tax-free withdrawals when you take qualified distributions.

      With either type of Vanguard IRA®, your investment options include:

•	Vanguard mutual funds
Select from our comprehensive lineup of more than 70 low-cost mutual funds suitable for retirement investing—all with no sales commissions—to help you reach your retirement goals. We offer a broad selection of stock, bond, balanced, and money market funds.

•	Vanguard® Target Retirement Funds
Choose a single, all-in-one portfolio that is professionally managed and well diversified. It automatically shifts from a more aggressive to a more conservative asset allocation as your target retirement date approaches, so you can leave the time-consuming details of portfolio management to Vanguard.

•	Other investment options
Consolidate and build your portfolio in a single account that provides access to the universe of stocks, bonds, options, certificates of deposit (CDs), exchange-traded funds (ETFs), and non-Vanguard mutual funds through Vanguard Brokerage Services®.

ROLLOVER OPTIONS

When you change jobs or retire, you can take greater control of your investments by rolling over your assets in an employer-sponsored retirement plan to a Vanguard IRA. To initiate a rollover, visit Vanguard.com, where you can complete our easy online application. You can also print out the application and mail it to us—or call a Vanguard retirement specialist at 1-800-205-6189.

MAXIMIZE YOUR RETIREMENT INVESTMENTS

      Are you taking full advantage of your IRA? You should be. With increased contribution limits, these tax-advantaged accounts are powerful options for retirement savers. To take full advantage of your retirement account, consider these simple, but important, steps:

•	Contribute the maximum amount each year.
If you invest as much in your IRA as the law allows—$3,000 for 2004 and $4,000 for 2005 if you are under the age of 50, and $3,500 and $4,500, respectively, if you are aged 50 or older—you will increase your chances of meeting your retirement goals. Provided you meet the eligibility requirements, max out your contribution every year you can.

•	Make automatic contributions.
You can make regular contributions to your IRA by taking advantage of Vanguard’s Automatic Investment Plan, which deducts your contributions from your bank account on a schedule you select—making retirement investing a healthy habit.

•	Keep your savings on course.
Unless you’ve invested in a Vanguard® Target Retirement Fund, you should rebalance your account periodically to ensure that your target asset allocations are aligned to meet your retirement objectives.

•	Protect those you care about.
You determine who will receive your retirement assets after your death, so it’s important to keep your beneficiary designations up to date. They will generally override any other instructions—even those in your will.

•	Adopt a long-term approach.
A successful investment strategy requires a long-term perspective and staying on course—even when the financial markets are declining. Market-timing and performance-chasing are losing strategies that can cause you to stray from the path to your retirement goals.

      If you have any questions about IRAs or would like to talk to a Vanguard retirement specialist, call 1-800-205-6189.

THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members' responsibilities are

Name (Year of Birth) Trustee/Officer Since	Position(s) Held with Fund (Number of Vanguard Funds Overseen by Trustee/Officer)	Principal Occupation(s) During the Past Five Years
John J. Brennan* (1954) May 1987	Chairman of the Board, Chief Executive Officer, and Trustee (132)	Chairman of the Board,Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group.

INDEPENDENT TRUSTEES

Charles D. Ellis (1937) January 2001	Trustee (132)	The Partners of `63 (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting);
Successor Trustee of Yale University; Overseer of the Stern School of
Business at New York University; Trustee of the Whitehead Institute
for Biomedical Research.

Rajiv L. Gupta (1945) December 2001**	Trustee (132)	Chairman and Chief Executive Officer (since October 1999), Vice
Chairman (January-September 1999), and Vice President (prior to
September 1999) of Rohm and Haas Co. (chemicals); Director of
Technitrol, Inc. (electronic components), and Agere Systems (commu-
nications components); Board Member of the American Chemistry
Council; Trustee of Drexel University.

JoAnn Heffernan Heisen (1950) July 1998	Trustee (132)	Vice President, Chief Information Officer, and Member of the
Executive Committee of Johnson & Johnson (pharmaceuticals/
consumer products); Director of the University Medical Center at
Princeton and Women's Research and Education Institute.

Burton G. Malkiel (1932) May 1977	Trustee (129)	Chemical Bank Chairman's Professor of Economics, Princeton
University; Director of Vanguard Investment Series plc (Irish invest-
ment fund) (since November 2001), Vanguard Group (Ireland)
Limited (investment management) (since November 2001),
Prudential Insurance Co. of America, BKF Capital (investment management), The Jeffrey Co. (holding company), and NeuVis, Inc.
(software company).

André F. Perold (1952) December 2004	Trustee (132)	George Gund Professor of Finance and Banking, Harvard Business
School (since 2000); Senior Associate Dean, Director of Faculty
Recruiting, and Chair of Finance Faculty, Harvard Business School;
Director and Chairman of Unx, Inc. (equities trading firm) (since 2003);
Director of registered investment companies advised by Merrill Lynch
Investment Managers and affiliates (1985–2004), Genbel Securities
Limited (South African financial services firm) (1999–2003), Gensec
Bank (1999–2003), Sanlam Investment Management (1999–2001),
Sanlam, Ltd. (South African insurance company) (2001–2003),
Stockback, Inc. (credit card firm) (2000–2002), and Bulldogresearch.com
(investment research) (1999–2001); and Trustee of Commonfund
(investment management) (1989–2001).

selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Name (Year of Birth) Trustee/Officer Since	Position(s) Held with Fund (Number of Vanguard Funds Overseen by Trustee/Officer)	Principal Occupation(s) During the Past Five Years
Alfred M. Rankin, Jr. (1941) January 1993	Trustee (132)	Chairman, President, Chief Executive Officer, and Director of NACCO
Industries, Inc. (forklift trucks/housewares/lignite); Director of
Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.

J. Lawrence Wilson (1936) April 1985	Trustee (132)	Retired Chairman and Chief Executive Officer of Rohm and Haas Co.
(chemicals); Director of Cummins Inc. (diesel engines), MeadWestvaco
Corp. (paper products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University.

EXECUTIVE OFFICERS*
R. Gregory Barton (1951) June 2001	Secretary (132)	Managing Director and General Counsel of The Vanguard Group, Inc.; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group.

Thomas J. Higgins (1957) July 1998	Treasurer (132)	Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.

*Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.
**December 2002 for Vanguard® Equity Income Fund, Vanguard® Growth Equity Fund, the Vanguard® Municipal Bond Funds, and the Vanguard® State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

VANGUARD SENIOR MANAGEMENT TEAM
Mortimer J. Buckley, Information Technology. James H. Gately, Investment Programs and Services. Kathleen C. Gubanich, Human Resources. F. William McNabb, III, Client Relationship Group.	Michael S. Miller, Planning and Development. Ralph K. Packard, Finance. George U. Sauter, Chief Investment Officer.
John C. Bogle, Founder; Chairman and Chief Executive Officer, 1974-1996.

Post Office Box 2600
Valley Forge, PA 19482-2600

Vanguard, The Vanguard Group, Vanguard.com, Vanguard IRA, Vanguard Brokerage Services, VIPER*, VIPERs*, Admiral, PlainTalk , and the ship logo are trademarks of The Vanguard Group, Inc.	World Wide Web www.vanguard.com

The funds or securities referred to herein that are offered by The Vanguard Group and track an MSCI index are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities. For such funds or securities, the prospectus or the Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with The Vanguard Group.	Fund Information 1-800-662-7447

All other marks are the exclusive property of their respective owners.	Direct Investor Account Services 1-800-662-2739

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.	Institutional Investor Services 1-800-523-1036

For More Information
This report is intended for the fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus. To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the fund or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through Vanguard.com. Prospectuses may also be viewed online.	Text Telephone 1-800-952-3335

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting our website, www.vanguard.com, and searching for “proxy voting guidelines,” or by calling Vanguard at 1- 800- 662-2739. They are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how the fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either www.vanguard.com or www.sec.gov.

You can review and copy information about your fund at the SEC’s Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 1-202-942- 8090. Information about your fund is also available on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request in either of two ways: via e-mail addressed to publicinfo@sec.gov or via regular mail addressed to the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549–0102.

*Patent pending	© 2005 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor.

Q980 022005

As of 12/31/2004	VANGUARD(R)U.S. STOCK INDEX FUNDS EXTENDED MARKET INDEX FUND

A CHANGE IN THE WAY WE LIST FUND HOLDINGS

As you will see below, the list of the fund’s investments is shorter than it used to be. This is because the Securities and Exchange Commission now permits mutual fund companies to publish an abbreviated list of fund holdings in semiannual and annual reports. We think the SEC decision is good news for shareholders because it allows us to highlight essential information while also helping us to save money for you. The list focuses on the securities that are most important to your fund and excludes details about smaller holdings that have a minimal impact on performance. And because the list is so much shorter, your fund will see substantial savings in printing and mailing costs and in the amount of paper we use.

The Statement of Net Assets—Investments Summary lists the fund’s 50 largest holdings, along with any other holdings that, in total for any issuer, represent 1% or more of the fund’s assets. If you want to see a complete list of your fund’s securities, please see the instructions in the last paragraph below.

This Statement should be read in conjunction with the Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, Notes to Financial Statements, and Report of Independent Registered Public Accounting Firm, all of which appear in the accompanying report.

STATEMENT OF NET ASSETS—INVESTMENTS SUMMARY

This Statement summarizes the fund’s holdings by asset type (common stocks, bonds, etc.) and by industry sector according to Frank Russell Company. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund’s Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

At the end of the Statement, you will find a table displaying the composition of the fund’s net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 1-800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website; Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of the accompanying report for further information).

Extended Market Index Fund	Shares	Market Value^ (000)	Percentage of Net Assets
COMMON STOCKS

Auto & Transportation
**Other—Auto & Transportation		$ 276,299	3.0%

Consumer Discretionary
*Google Inc.	681,232	131,546	1.4%
Liberty Media Corp.	7,267,174	79,794	0.9%

1

Extended Market Index Fund	Shares	Market Value^ (000)	Percentage of Net Assets
*DirecTV Group, Inc.	3,451,184	$ 57,773	0.6%
*IAC/InterActiveCorp	1,748,176	48,285	0.5%
*Amazon.com, Inc.	1,014,050	44,912	0.5%
*Las Vegas Sands Corp.	832,775	39,973	0.4%
*Fox Entertainment Group, Inc. Class A	1,064,120	33,264	0.4%
Royal Caribbean Cruises, Ltd.	479,122	26,083	0.3%
*MGM Mirage, Inc.	345,693	25,146	0.3%
*Sirius Satellite Radio, Inc.	3,141,324	24,031	0.3%
Washington Post Co. Class B	23,816	23,412	0.3%
*Kmart Holding Corp.	223,398	22,105	0.2%
*VeriSign, Inc.	636,792	21,345	0.2%
Harman International Industries, Inc.	164,222	20,856	0.2%
E.W. Scripps Co. Class A	406,530	19,627	0.2%
*XM Satellite Radio Holdings, Inc.	509,507	19,168	0.2%
*Liberty Media International Inc. Class A	391,087	18,080	0.2%
EchoStar Communications Corp. Class A	537,982	17,883	0.2%
*Caesars Entertainment, Inc.	772,044	15,549	0.2%
**Other—Consumer Discretionary	1,443,476	15.6%

		2,132,308	23.1%

Consumer Staples
Kraft Foods Inc.	4,262,400	151,784	1.6%
Tyson Foods, Inc.	878,738	16,169	0.2%
**Other—Consumer Staples		179,747	2.0%

		347,700	3.8%

Financial Services
Genworth Financial Inc.	1,220,369	32,950	0.4%
Vornado Realty Trust REIT	313,237	23,847	0.3%
UnionBanCal Corp.	368,722	23,775	0.3%
Fidelity National Financial, Inc.	432,854	19,768	0.2%
General Growth Properties Inc. REIT	545,122	19,712	0.2%
Popular, Inc.	664,157	19,148	0.2%
The Chicago Mercantile Exchange	82,291	18,820	0.2%
Legg Mason Inc.	251,128	18,398	0.2%
Public Storage, Inc. REIT	320,816	17,885	0.2%
White Mountains Insurance Group Inc.	27,069	17,486	0.2%
Boston Properties, Inc. REIT	269,750	17,445	0.2%
Hudson City Bancorp, Inc.	466,462	17,175	0.2%
*CAN Financial Corp.	639,005	17,068	0.2%
Kimco Realty Corp. REIT	277,210	16,075	0.2%
Banknorth Group, Inc.	428,718	15,691	0.2%
**Other—Financial Services		1,830,285	19.7%

		2,125,528	23.1%

Health Care
*Genentech, Inc.	2,612,652	142,233	1.5%
**Other—Health Care		886,311	9.7%

		1,028,544	11.2%

Integrated Oils
Murphy Oil Corp.	229,291	18,446	0.2%
**Other—Integrated Oils		9,222	0.1%

		27,668	0.3%

2

	Shares	Market Value^ (000)	Percentage of Net Assets
Other Energy
GlobalSantaFe Corp.	584,982	$ 19,369	0.2%
*Weatherford International Ltd.	332,708	17,068	0.2%
**Other—Other Energy		409,516	4.4%

		445,953	4.8%

Materials & Processing
Lyondell Chemical Co.	604,828	17,492	0.2%
Bunge Ltd.	274,716	15,661	0.2%
**Other—Materials& Processing		572,877	6.2%

		606,030	6.6%

Producer Durables
D. R. Horton, Inc.	580,821	23,413	0.3%
Lennar Corp. Class A	361,552	20,493	0.2%
**Other—Producer Durables		470,373	5.1%

		514,279	5.6%

Technology
*Juniper Networks, Inc.	1,320,810	35,913	0.4%
SeagateTechnology	1,154,220	19,933	0.2%
**Other—Technology		836,825	9.1%

		892,671	9.7%

Utilities
*Cablevision Systems NY Group Class A	770,134	19,176	0.2%
*NTL Inc.	218,037	15,908	0.2%
MCI Inc.	784,760	15,821	0.2%
**Other—Utilities		345,547	3.7%

		396,452	4.3%

Other
*Berkshire Hathaway Inc. Class A	3,779	332,174	3.6%
*Berkshire Hathaway Inc. Class B	1,742	5,115	0.1%
**Other—Other Securities		55,296	0.6%

		392,585	4.3%

TOTAL COMMON STOCKS
(Cost $7,371,410)		9,186,017	99.8%(1)

TEMPORARY CASH INVESTMENTS

Money Market Fund
Vanguard Market Liquidity Fund,
2.26%†	17,343,407	17,343	0.2%
Vanguard Market Liquidity Fund,
2.26%†—Note E	494,691,790	494,692	5.4%

		512,035	5.6%

	Face
	Amount
	(000)

U.S. Government Obligation
U.S. Treasury Bill
(2) 1.72%, 1/27/2005	$3,000	2,996	0.0%

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $515,031)		515,031	5.6%(1)

TOTAL INVESTMENTS
(Cost $7,886,441)		9,701,048	105.4%

3

Extended Market Index Fund (000) Assets	Market Value^ (000)	Percentage of Net Assets
OTHER ASSETS AND LIABILITIES

Other Assets—Note B	$ 54,989	0.6%
Security Lending Collateral Payable to
Brokers—Note E	(494,692)	(5.4%)
Other Liabilities	(57,604)	(0.6%)

	(497,307)	(5.4%)

NET ASSETS	$9,203,741	100.0%

^See Note A in Notes to Financial Statements.
*Non-income-producing security.
**Represents the aggregate value of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
†Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 5.4%, respectively, of net assets. See Note C in Notes to Financial Statements.
(2)Security segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

AT DECEMBER 31, 2004, NET ASSETS CONSISTED OF:
Amount (000)
Paid-in Capital	$7,828,176
Overdistributed Net Investment Income	(7,259)
Accumulated Net Realized Losses	(432,136)
Unrealized Appreciation
Investment Securities	1,814,607
Futures Contracts	353

NET ASSETS	$9,203,741

Investor Shares—Net Assets
Applicable to 174,870,207 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	$5,483,578

NET ASSET VALUE PER SHARE—INVESTOR SHARES	$31.36

Admiral Shares—Net Assets
Applicable to 43,138,604 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	$1,352,806

NET ASSET VALUE PER SHARE—ADMIRAL SHARES	$31.36

Institutional Shares—Net Assets
Applicable to 68,076,858 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	$2,135,946

NET ASSET VALUE PER SHARE—INSTITUTIONAL SHARES	$31.38

VIPER Shares—Net Assets
Applicable to 2,796,934 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	$231,411

NET ASSET VALUE PER SHARE—VIPER SHARES	$82.74

See Note C in Notes to Financial Statements for the tax-basis components of net assets.

(C)2005 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	F980 022005

Vanguard® U.S. Stock Index Funds

Large-Capitalization Portfolios

December 31, 2004

CONTENTS

  1 LETTER FROM THE CHAIRMAN
10 FUND PROFILES
14 GLOSSARY OF INVESTMENT TERMS
15 PERFORMANCE SUMMARIES
22 YOUR FUND´S AFTER-TAX RETURNS
23 ABOUT YOUR FUND´S EXPENSES
26 FINANCIAL STATEMENTS
65 ADVANTAGES OF VANGUARD.COM

SUMMARY

• The four Vanguard large-capitalization index funds succeeded in closely tracking the returns of their benchmarks during 2004—a year in which stocks posted solid gains.
• Three of the four funds outperformed their peer-group averages for the year. The Growth Index Fund performed about the same as its average peer.
• For the second straight year, value stocks outdistanced growth stocks in a rising market. Energy-related companies did particularly well, while the technology and health care sectors underperformed.

VANGUARD’S PLEDGE TO CLIENTS

We recognize that your relationship with Vanguard rests on the twin pillars of trust and excellence, each of which is built upon the character of our people. Our Pledge to Clients reflects our ongoing efforts to deserve your trust and to continually improve so that we can offer you excellence in all that we do.

We will:

• Put your interests first at all times.
• Continually seek to earn your trust by adhering to the highest standards of ethical behavior and fiduciary responsibility.
• Strive to be the highest-value provider of investment services, which means outstanding investment performance and service, both at the lowest possible cost.
• Communicate candidly not only about the rewards of investing but also about the risks and costs.
• Maintain highly effective controls to safeguard your assets and protect your confidential information.
• Invest a majority of our personal assets alongside yours.

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Want less clutter in your mailbox? Just register with
Vanguard.com ®and opt to get fund reports online.

    Growth Index Fund
            Value Index Fund
            Large-Cap Index Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder,

Robust returns in the fourth quarter enabled the U.S. stock market to finish 2004 with a second consecutive winning year. The Dow Jones Wilshire 5000 Composite Index, a measure of the broad market, returned 12.6%. While more modest than the 31.6% return of 2003, the market’s performance helped investors further recover from the long bear market of 2000–2002.

Like the market overall, our four large-capitalization index funds recorded positive returns. Consistent with their objective, all four tracked their target indexes very closely. As an added benefit, three outperformed their peer-group averages during the year and one essentially tied its competition.

The table on page 2 shows the total returns (capital change plus reinvested distributions) for all the funds’ share classes, as well as for their benchmarks. Further details of the funds’ returns, including dividend distributions and price changes, appear on page 8. If you hold your shares in a taxable account, you may wish to review the funds’ after-tax returns on page 22.

STOCK MARKET ENJOYED SOLID GAINS

The U.S. stock market rallied following the presidential election in November to finish the year with a solid gain. The positive returns in the final two months of 2004 capped a year that began with advances in stock indexes but was marked in the middle months by investors’ uncertainty about the sustainability of economic growth.

Gains came in many sectors of the market. The strongest performers were energy-related stocks, which were buoyed by higher prices and increased demand for oil. Generally, small-capitalization stocks

1

outpaced large-caps, and value stocks—those with prices considered low relative to company earnings, book value, and other measures—outpaced their growth counterparts.

2004 Total Returns	Year Ended December 31

Vanguard Growth Index Fund
Investor Shares	7.2%
Admiral Shares	7.3
Institutional Shares	7.3
VIPER Shares
Market Price	2.6*
Net Asset Value	2.6*
MSCI US Prime Market Growth Index	7.4
Average Large-Cap Growth Fund**	7.2

Vanguard Value Index Fund
Investor Shares	15.3%
Admiral Shares	15.4
Institutional Shares	15.4
VIPER Shares
Market Price	11.5*
Net Asset Value	11.4*
MSCI US Prime Market Value Index	15.4
Average Large-Cap Value Fund**	11.9

Vanguard Large-Cap Index Fund
Investor Shares	9.1%*
Admiral Shares	8.9*
VIPER Shares
Market Price	8.2*
Net Asset Value	8.0*
MSCI US Prime Market 750 Index	9.3+
Average Large-Cap Core Fund**	6.1+

Vanguard Total Stock Market Index Fund
Investor Shares	12.5%
Admiral Shares	12.6
Institutional Shares	12.6
VIPER Shares
Market Price	12.7
Net Asset Value	12.6
Dow Jones Wilshire 5000 Index	12.6
Average Multi-Cap Core Fund**	11.1

*Return since inception. Inception dates are: for Growth and Value Index Fund VIPER Shares, January 26, 2004; for Large-Cap Index Fund Investor Shares, January 30, 2004; for Large-Cap Index Fund Admiral Shares, February 2, 2004; and for Large-Cap Index Fund VIPER Shares, January 27, 2004.
**Derived from data provided by Lipper Inc. † Return since January 30, 2004.

International stocks, particularly those in emerging markets, posted outstanding returns compared with U.S. stocks. The strong gains abroad were enhanced for investors in the United States by the weakening of the U.S. dollar against most other major currencies. (A weaker dollar means that returns in other currencies translate into more dollars for U.S.-based investors.)

YIELDS ROSE FOR SHORT-TERM BONDS, FELL FOR LONG-TERM ISSUES

At the beginning of 2004, bond investors expected the year to bring higher interest rates across the maturity spectrum. Their expectations were based on increasingly strong economic reports, rising corporate profits, and a belief that the Federal Reserve Board would soon raise the target for short-term interest rates to keep inflation at bay. The actual result, however, was quite different at the short and long ends of the maturity range.

2

Yields of longer-maturity bonds closed the year slightly below their starting points. A series of disappointments in the labor market, record prices for crude oil, and continuing geopolitical turmoil kept bond market volatility high. At year-end, the 10-year U.S. Treasury note yielded 4.22%, 3 basis points (0.03 percentage point) below its 4.25% yield at the start of the period. Overall, the taxable investment-grade bond market, as measured by the Lehman Brothers Aggregate Bond Index, returned 4.3%. Across the maturity spectrum, corporate bonds, particularly those from below-investment-grade issuers, generally did better than government securities. The Lehman High Yield Index returned 11.1%.

Admiral™ Shares
A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

Institutional Shares
This class of shares also carries low expenses and is available for a minimum investment of $10 million.

VIPER® Shares
Traded on the American Stock Exchange, VIPERs® are available only through brokers. The table on page 2 shows VIPER returns based on both the AMEX market price and the net asset value for a share

Yields of shorter-maturity securities, which are generally more closely tied to the Fed’s interest rate moves, rose significantly. As anticipated, the Fed began to tighten monetary policy to avert any significant surge in inflation. Beginning in June, the Fed raised its target for the federal funds rate from 1.00%, a historical low, to 2.25% through five separate quarter-point increases. The yield of the 3-month Treasury bill, a proxy for money market yields, more than doubled during the 12 months, from 0.92% to 2.21%.

Market Barometer	Average Annual Total Returns Periods Ended December 31, 2004
	One Year	Three Years	Five Years

Stocks
Russell 1000 Index (Large-caps)	11.4%	4.3%	-1.8%
Russell 2000 Index (Small-caps)	18.3	11.5	6.6
Dow Jones Wilshire 5000 Index	12.6	5.5	-1.4
(Entire market)
MSCI All Country World Index
ex USA (International)	21.4	13.6	0.0

Bonds
Lehman Aggregate Bond Index	4.3%	6.2%	7.7%
(Broad taxable market)
Lehman Municipal Bond Index	4.5	6.4	7.2
Citigroup 3-Month Treasury Bill Index	1.2	1.3	2.8

CPI
Consumer Price Index	3.3%	2.5%	2.5%

VALUE STOCKS AGAIN LED GROWTH STOCKS

After the roller-coaster ride that stock investors experienced in prior years, 2004 proved to be a somewhat smoother trip as U.S. stocks

3

generally traded within a narrower range. A strong fourth quarter helped the four Vanguard large-capitalization index funds to finish 2004 with solid gains, even if they were more modest than those seen in 2003. The positive returns ranged from 7.2% for the Growth Index Fund to 15.3% for the Value Index Fund. Not surprisingly, the broader-based Large-Cap Index and Total Stock Market Index Funds, which hold both growth and value stocks, posted returns—9.1% and 12.5%, respectively—that were in-between. (All figures are for the funds’ Investor Shares.)

Total Returns		Ten Years Ended December 31, 2004
	Average Annual Return	Final Value of a $10,000 Initial Investment

Growth Index Fund
Investor Shares	11.5%	$29,763
Spliced Growth Index*	11.6	29,988
Average Large-Cap
Growth Fund	9.4	24,479

Value Index Fund
Investor Shares	12.2%	$31,504
Spliced Value Index**	12.3	31,810
Average Large-Cap
Value Fund	11.5	29,768

Large-Cap Index Fund
Investor Shares	9.1%+	$10,913+
MSCI US Prime Market
750 Index	9.3+	10,931+
Average Large-Cap
Core Fund	6.1+	10,613+

Total Stock Market Index
Fund Investor Shares	11.8%	$30,540
Dow Jones Wilshire
5000 Index	11.9	30,824
Average Multi-Cap
Core Fund	10.9	28,152

  *S&P 500/Barra Growth Index through May 16, 2003; MSCI US Prime Market Growth Index thereafter.
**S&P 500/Barra Value Index through May 16, 2003; MSCI US Prime Market Value Index thereafter.
  † Values since Investor Shares inception on January 30, 2004.

The Value Index Fund’s outsized return reflected the market’s continued preference for those stocks perceived to be available at discounted prices. Energy-related companies—which, as noted, did particularly well—tend to be categorized as value stocks. Meanwhile, the Growth Index Fund’s heavier weightings in the technology and health care sectors restrained its performance. These sectors, which together account for nearly half of the fund’s holdings, lagged the overall market by significant margins. The reasons: Slower-than-expected corporate capital spending hurt tech issues, while regulatory and clinical challenges facing big pharmaceutical companies acted as a brake on the health care sector.

The Value Index Fund has now outperformed the Growth Index Fund for five straight years. Of course, this trend doesn’t necessarily indicate whether one fund or the other will outperform in 2005 or beyond.

4

When growth and value stocks take turns outdoing each other, one group’s leadership can last for several years. Experienced investors will remember that the Growth Index Fund bested its value-oriented counterpart for six consecutive years ending in 1999. However, the cycle also can turn more quickly. And, as you can see in the ten-year performance table on page 4, the performance difference between the two narrows considerably over long periods.

The newest of these funds, the Large-Cap Index Fund, began operations in late January. The fund, which essentially combines the holdings of the Growth and Value Index Funds, seeks to track the MSCI US Prime Market 750 Index. Since its inception, the Large-Cap Index Fund has succeeded in nearly matching the index’s performance. The fund’s 9.1% gain (Investor Shares) would have been closer to the midpoint of the difference between the performance of the Growth and Value Index Funds if it had been open for the entire 12 months of 2004.

The Large-Cap Index Fund’s exchange-traded shares, or VIPERs, provided a lower return than that of the fund’s conventional shares because the VIPERs were introduced three days earlier. Those three days happened to be negative ones for the market. The fund’s Admiral Shares, launched just after the Investor Shares, likewise suffered by missing a day of positive returns. (The VIPERs for the Growth and Value Index Funds, launched in late January, also delivered lower returns than the funds’ conventional shares for the same reason.)

Benefiting from its exposure to the entire market, including the stronger relative performance of smaller-capitalization stocks in 2004, the Total Stock Market Index Fund produced a return of 12.5% that was above average when measured against its ten-year annualized mark of 11.8% (Investor Shares). A rising tide of good news lifted all industry sectors. The fund’s two largest sectors, financial services (+13.8%) and consumer discretionary (+15.2%), were the biggest contributors to the fund’s advance as the economy gained some momentum. As energy became more highly valued worldwide, energy-related companies and utilities posted the best absolute returns, but their impact on the fund’s showing was muted because they make up only about 13% of the market’s overall value. As mentioned earlier, tech (+1.9%) and health care (+3.8%) were laggards but still contributed positive results.

5

LONG-TERM RESULTS SHOW THE VALUE OF INDEXING

Index-tracking funds don’t seek to outperform the market or competing funds that invest in similar securities, and inevitably there will be years when our competitors—mostly actively managed funds—will do better by various measures. But it’s gratifying when index funds outperform the competition in the short run. Of the four funds covered in this report, only the Growth Index Fund, which tied its peers, failed to outdistance the average for competitors in 2004.

More importantly, indexing more consistently proves its value over the long run. As you can see in the table on page 4, the three funds with long track records have rewarded our long-term investors with superior performance. For example, during the ten years ended December 31, a hypothetical $10,000 investment in the Total Stock Market Index Fund’s Investor Shares would have grown to $30,540. The same investment in the average multi-cap core fund would have lagged by $2,388. The Growth and Value Index Funds also created more wealth than their peer-group averages. (The Large-Cap Index Fund, of course, doesn’t yet have a long-term record to examine.)

The reasons for the long-term success are no secret: First, Vanguard’s four large-cap index funds are broadly diversified, minimizing the risk that a few poorly performing stocks will significantly hurt your returns. Second, our index funds remain fully invested, so performance doesn’t suffer from the “drag” that uninvested cash can cause in a rising market. Third, Vanguard Quantitative Equity Group has proven to be among the best in the business at closely tracking fund benchmarks. And of course, our index funds maintain exceptionally low costs, a sustainable advantage that compounds to your advantage over time. (For a comparison of expense ratios, see page 25.) These attributes don’t translate into superior performance every year, but over longer periods, their cumulative effect has been impressive. For taxable investors, the benefits can be even greater, as our index funds’ low portfolio turnover generally results in fewer realized capital gains.

IT PAYS TO LOOK BEYOND SHORT-TERM SUCCESS

While it’s human nature to speculate about what 2005 will bring, no one knows for sure whether the market will continue to generate positive returns. That’s why we always encourage our shareholders to

6

evaluate investments from a long-term perspective. The march of time smoothes out short-term patterns and, based on history, rewards patience.

Investing in any of Vanguard’s large-cap index funds can be a smart way to capitalize on the stock market’s long-term potential. In fact, these funds’ diversification, low turnover, and low costs constitute a model for managing all your investments. The best plan for long-term success is to maintain a steady, diversified mix of low-cost stock, bond, and cash investments tailored to your situation.

We appreciate your confidence in Vanguard.

Sincerely,

John J. Brennan
CHAIRMAN AND CHIEF EXECUTIVE OFFICER

JANUARY 14, 2005

NOTICE TO SHAREHOLDERS

THE FUND’S TARGET INDEX WILL CHANGE

The board of trustees of Vanguard Total Stock Market Index Fund recently approved Vanguard’s recommendation to adopt a new index as the fund’s benchmark target. By the end of 2005, the MSCI® US Broad Market Index will replace the Dow Jones Wilshire 5000 Index as the fund’s target. The change will not affect the fund’s objective or investment strategies.

We believe that the new index employs superior construction methodologies. By assigning weightings to stocks based on the shares that are publicly available rather than on the number of shares that have been issued, the new index better reflects the investable characteristics of the market. In addition, the new index includes companies whose trading markets, shareholder base, and operations are all predominantly in the United States—irrespective of where their headquarters are located. The new index also excludes limited partnerships, which produce income that can cause tax problems for mutual funds and their shareholders.

7

Your Fund's Performance at a Glance		December 31, 2003-December 31, 2004
			Distributions Per Share
	Starting Share Price	Ending Share Price	Income Dividends	Capital Gains

Growth Index Fund
Investor Shares	$24.92	$26.41	$0.295	$0.000
Admiral Shares	24.92	26.41	0.320	0.000
Institutional Shares	24.92	26.41	0.328	0.000
VIPER Shares*	50.64	51.33	0.613	0.000

Value Index Fund
Investor Shares	$18.95	$21.35	$0.459	$0.000
Admiral Shares	18.95	21.35	0.478	0.000
Institutional Shares	18.95	21.35	0.484	0.000
VIPER Shares*	50.34	54.74	1.221	0.000

Large-Cap Index Fund
Investor Shares*	$20.00	$21.41	$0.390	$0.000
Admiral Shares*	25.08	26.77	0.503	0.000
VIPER Shares*	50.01	52.99	0.961	0.000

Total Stock Market Fund
Investor Shares	$25.99	$28.77	$0.445	$0.000
Admiral Shares	25.99	28.77	0.468	0.000
Institutional Shares	26.00	28.77	0.475	0.000
VIPER Shares	106.81	118.21	1.902	0.000

*Share price at inception. Inception dates are: for Growth and Value Index Fund VIPER Shares, January 26, 2004; for Large-Cap Index Fund Investor Shares, January 30, 2004; for Large-Cap Index Fund Admiral Shares, February 2, 2004; and for Large-Cap Index Fund VIPER Shares, January 27, 2004.

Growth Index Fund VIPER Shares Premium/Discount: January 26, 2004*-December 31, 2004
	Closing Price Above or Equal to Closing Net Asset Value		Closing Price Below Closing Net Asset Value
Basis Point Differential**	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days

0-24.9	141	59.49%	92	38.82%
25-49.9	1	0.42	0	0.00
50-74.9	2	0.84	0	0.00
75-100.0	1	0.42	0	0.00
>100.0	0	0.00	0	0.00

Total	145	61.17%	92	38.82%

*Inception.
**One basis point equals 1/100th of 1%.

8

Value Index Fund VIPER Shares Premium/Discount: January 26, 2004*-December 31, 2004
	Closing Price Above or Equal to Closing Net Asset Value		Closing Price Below Closing Net Asset Value
Basis Point Differential**	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days

0-24.9	128	54.01%	108	45.57%
25-49.9	1	0.42	0	0.00
50-74.9	0	0.00	0	0.00
75-100.0	0	0.00	0	0.00
>100.0	0	0.00	0	0.00

Total	129	54.43%	108	45.57%

*Inception.
**One basis point equals 1/100th of 1%.

Large-Cap Index Fund VIPER Shares Premium/Discount: January 27, 2004*-December 31, 2004
	Closing Price Above or Equal to Closing Net Asset Value		Closing Price Below Closing Net Asset Value
Basis Point Differential**	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days

0-24.9	112	47.46%	123	52.12%
25-49.9	1	0.42	0	0.00
50-74.9	0	0.00	0	0.00
75-100.0	0	0.00	0	0.00
>100.0	0	0.00	0	0.00

Total	113	47.88%	123	52.12%

*Inception.
**One basis point equals 1/100th of 1%.

Total Stock Market Index Fund VIPER Shares Premium/Discount: May 24, 2001*-December 31, 2004
	Closing Price Above or Equal to Closing Net Asset Value		Closing Price Below Closing Net Asset Value
Basis Point Differential**	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days

0-24.9	481	53.15%	409	45.20%
25-49.9	10	1.10	3	0.33
50-74.9	0	0.00	2	0.22
75-100.0	0	0.00	0	0.00
>100.0	0	0.00	0	0.00

Total	491	54.25%	414	45.75%

*Inception.
**One basis point equals 1/100th of 1%.

9

As of 12/31/2004

FUND PROFILES
These Profiles provide snapshots of each fund’s characteristics, compared where indicated with the fund’s target index and a broad market index. Key terms are defined on page 14.

GROWTH INDEX FUND

Portfolio Characteristics	Fund	Target Index*	Broad Index**

Number of Stocks	431	430	4,978
Median Market Cap	$39.3B	$39.3B	$27.3B
Price/Earnings Ratio	25.3x	25.3x	22.4x
Price/Book Ratio	4.1x	4.1x	2.9x
Yield	0.9%	1.5%
Investor Shares	0.6%
Admiral Shares	0.8%
Institutional Shares	0.8%
VIPER Shares	0.7%
Return on Equity	20.6%	20.6%	15.7%
Earnings Growth Rate	12.6%	12.6%	7.5%
Foreign Holdings	0.1%	0.1%	1.0%
Turnover Rate	24%+	--	--
Expense Ratio	--	--
Investor Shares	0.22%
Admiral Shares	0.11%
Institutional Shares	0.08%
VIPER Shares	0.15%++
Short-Term Reserves	0%	--	--

Volatility Measures	Fund	Spliced Index++	Fund	Broad Index**

R-Squared	1.00	1.00	0.93	1.00
Beta	1.00	1.00	0.95	1.00

Sector Diversification (% of portfolio)
	Fund	Target Index*	Broad Index**

Auto & Transportation	2%	2%	3%
Consumer Discretionary	21	21	17
Consumer Staples	9	9	6
Financial Services	10	10	23
Health Care	20	20	12
Integrated Oils	0	0	4
Other Energy	3	3	3
Materials & Processing	2	2	4
Producer Durables	5	5	5
Technology	22	22	13
Utilities	3	3	6
Other	3	3	4

Ten Largest Holdings (% of total net assets)

Pfizer Inc.	3.5%
(pharmaceuticals)
Johnson & Johnson	3.2
(pharmaceuticals)
Microsoft Corp.	2.9
(software)
International Business Machines Corp.	2.8
(computer hardware)
Intel Corp.	2.6
(electronics)
Wal-Mart Stores, Inc.	2.3
(retail)
The Procter & Gamble Co.	2.3
(consumer products)
Cisco Systems, Inc.	2.2
(computer hardware)
Dell Inc.	1.6
(computer hardware)
American International Group, Inc.	1.6
(insurance)

Top Ten	25.0%

“Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Investment Focus

  *MSCI US Prime Market Growth Index.
**Dow Jones Wilshire 5000 Index.
  †Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
†† Annualized.
  ‡ S&P 500/Barra Growth Index through May 16, 2003; MSCI US Prime Market Growth Index thereafter.

10

VALUE INDEX FUND

Portfolio Characteristics
	Fund	Target Index*	Broad Index**

Number of Stocks	392	392	4,978
Median Market Cap	$50.7B	$50.7B	$27.3B
Price/Earnings Ratio	16.4x	16.4x	22.4x
Price/Book Ratio	2.3x	2.3x	2.9x
Yield	2.5%	1.5%
Investor Shares	2.3%
Admiral Shares	2.4%
Institutional Shares	2.5%
VIPER Shares	2.4%
Return on Equity	18.7%	18.7%	15.7%
Earnings Growth Rate	7.6%	7.6%	7.5%
Foreign Holdings	0.2%	0.2%	1.0%
Turnover Rate	18%+	--	--
Expense Ratio	--	--
Investor Shares	0.21%
Admiral Shares	0.11%
Institutional Shares	0.08%
VIPER Shares	0.15%++
Short-Term Reserves	0%	--	--

Volatility Measures
	Fund	Spliced Index++	Fund	Broad Index**

R-Squared	1.00	1.00	0.95	1.00
Beta	1.00	1.00	1.09	1.00

Sector Diversification (% of portfolio)
	Fund	Target Index*	Broad Index**

Auto & Transportation	2%	2%	3%
Consumer Discretionary	9	9	17
Consumer Staples	5	5	6
Financial Services	35	35	23
Health Care	5	5	12
Integrated Oils	10	10	4
Other Energy	2	2	3
Materials & Processing	5	5	4
Producer Durables	3	3	5
Technology	5	5	13
Utilities	11	11	6
Other	8	8	4

Ten Largest Holdings (% of total net assets)

General Electric Co.	6.6%
(conglomerate)
ExxonMobil Corp.	5.7
(oil)
Citigroup, Inc.	4.3
(banking)
Bank of America Corp.	3.3
(banking)
JPMorgan Chase & Co.	2.4
(banking)
Altria Group, Inc.	2.1
(tobacco)
Verizon Communications Inc.	1.9
(telecommunications)
ChevronTexaco Corp.	1.9
(oil)
Wells Fargo & Co.	1.8
(banking)
Microsoft Corp.	1.6
(computer software)

Top Ten	31.6%

“Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Investment Focus

  *MSCI US Prime Market Value Index.
**Dow Jones Wilshire 5000 Index.
  † Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
†† Annualized.
  ‡ S&P 500/Barra Value Index through May 16, 2003; MSCI US Prime Market Value Index thereafter.

   Visit our website at Vanguard.com
for regularly updated fund information.

11

FUND PROFILES (CONTINUED)

LARGE-CAP INDEX FUND

Portfolio Characteristics
	Fund	Target Index*	Broad Index**

Number of Stocks	753	752	4,978
Median Market Cap	$44.9B	$44.9B	$27.3B
Price/Earnings Ratio	19.9x	19.9x	22.4x
Price/Book Ratio	3.0x	3.0x	2.9x
Yield	1.7%	1.5%
Investor Shares	1.5%
Admiral Shares	1.6%
VIPER Shares	1.6%
Return on Equity	19.6%	19.6%	15.7%
Earnings Growth Rate	10.0%	10.0%	7.5%
Foreign Holdings	0.2%	0.2%	1.0%
Turnover Rate	5%+	--	--
Expense Ratio	--	--
Investor Shares	0.20%++
Admiral Shares	0.12%++
VIPER Shares	0.12%++
Short-Term Reserves	1%	--	--

Sector Diversification (% of portfolio)
	Fund	Target Index*	Broad Index**

Auto & Transportation	2%	2%	3%
Consumer Discretionary	14	15	17
Consumer Staples	7	7	6
Financial Services	22	22	23
Health Care	12	12	12
Integrated Oils	5	5	4
Other Energy	3	3	3
Materials & Processing	4	4	4
Producer Durables	4	4	5
Technology	14	14	13
Utilities	7	7	6
Other	5	5	4
Short-Term Reserves	1%	--	--

Ten Largest Holdings (% of total net assets)

General Electric Co.	3.3%
(conglomerate)
ExxonMobil Corp.	2.8
(oil)
Microsoft Corp.	2.2
(computer software)
Citigroup, Inc.	2.1
(banking)
Pfizer Inc.	1.7
(pharmaceuticals)
Bank of America Corp.	1.6
(banking)
Johnson & Johnson	1.6
(pharmaceuticals)
International Business Machines Corp.	1.4
(computer services)
Intel Corp.	1.3
(electronics)
American International Group, Inc.	1.2
(insurance)

Top Ten	19.2%

“Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Investment Focus

  *MSCI US Prime Market 750 Index.
**Dow Jones Wilshire 5000 Index.
  † Turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units. †† Annualized.

12

TOTAL STOCK MARKET INDEX FUND

Portfolio Characteristics
	Fund	Target Index*

Number of Stocks	3,674	4,978
Median Market Cap	$27.3B	$27.3B
Price/Earnings Ratio	22.4x	22.4x
Price/Book Ratio	2.9x	2.9x
Yield	1.5%
Investor Shares	1.4%
Admiral Shares	1.5%
Institutional Shares	1.5%
VIPER Shares	1.5%
Return on Equity	15.7%	15.7%
Earnings Growth Rate	7.5%	7.5%
Foreign Holdings	0.2%	1.0%
Turnover Rate	4%**	--
Expense Ratio	--
Investor Shares	0.19%
Admiral Shares	0.10%
Institutional Shares	0.08%
VIPER Shares	0.13%
Short-Term Reserves	0%	--

Volatility Measures
	Fund	Target Index*

R-Squared	1.00	1.00
Beta	1.00	1.00

Sector Diversification+ (% of portfolio)
	Fund	Target Index*

Auto & Transportation	3%	3%
Consumer Discretionary	17	17
Consumer Staples	6	6
Financial Services	22	23
Health Care	12	12
Integrated Oils	4	4
Other Energy	3	3
Materials & Processing	4	4
Producer Durables	5	5
Technology	13	13
Utilities	6	6
Other	5	4

Ten Largest Holdings (% of total net assets)

General Electric Co.	2.6%
(conglomerate)
ExxonMobil Corp.	2.2
(oil)
Microsoft Corp.	1.9
(computer software)
Citigroup, Inc.	1.7
(banking)
Wal-Mart Stores, Inc.	1.5
(retail)
Pfizer Inc.	1.4
(pharmaceuticals)
Bank of America Corp.	1.3
(banking)
Johnson & Johnson	1.3
(pharmaceuticals)
American International Group, Inc.	1.1
(insurance)
International Business Machines Corp.	1.1
(computer services)

Top Ten	16.1%

“Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Investment Focus

  *Dow Jones Wilshire 5000 Index.
**Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.
  † Security classification based on Wilshire Associates Methodology.

Visit our website at Vanguard.com
for regularly updated fund information.

13

GLOSSARY OF INVESTMENT TERMS

Beta.      A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund’s equity assets represented by stocks or depositary receipts of companies based outside the United States.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio . The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors).

Yield. A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of income provided by securities in the index.

14

As of 12/31/2004

PERFORMANCE SUMMARIES

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the funds. (For performance data current to the most recent month-end, which may be higher or lower than that cited, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

GROWTH INDEX FUND

Cumulative Performance December 31, 1994–December 31, 2004

	Average Annual Total Returns Periods Ended December 31, 2004
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment

Growth Index Fund Investor Shares*	7.20%	-6.94%	11.52%	$29,763
Dow Jones Wilshire 5000 Index	12.62	-1.42	11.92	30,824
Spliced Growth Index**	7.38	-6.79	11.61	29,988
Average Large-Cap Growth Fund+	7.18	-8.92	9.37	24,479

	One Year	Since Inception++	Final Value of a $250,000 Investment

Growth Index Fund Admiral Shares	7.31%	-4.37%	$207,894
Dow Jones Wilshire 5000 Index	12.62	0.42	254,376
Spliced Growth Index**	7.38	-4.26	208,854

	One Year	Five Years	Since Inception++	Final Value of a $10,000,000 Investment

Growth Index Fund Institutional Shares	7.34%	-6.83%	1.35%	$10,930,989
Dow Jones Wilshire 5000 Index	12.62	-1.42	3.26	12,371,262
Spliced Growth Index**	7.38	-6.79	1.28	10,882,360

	Since Inception++	Final Value of a $10,000 Investment

Growth Index Fund VIPER Shares	2.62%	$10,262
Dow Jones Wilshire 5000 Index	7.75	10,775
MSCI US Prime Market Growth Index	2.70	10,270

  *Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**S&P 500/Barra Growth Index through May 16, 2003; MSCI US Prime Market Growth Index thereafter.
 † Derived from data provided by Lipper Inc.
†† Inception dates are: for Admiral Shares, November 13, 2000; for Institutional Shares, May 14, 1998; for VIPER Shares, January 26, 2004.
Note: See Financial Highlights tables on pages 43–46 for dividend and capital gains information.

15

PERFORMANCE SUMMARIES (CONTINUED)

GROWTH INDEX FUND

Cumulative Returns: VIPER Shares January 26, 2004*-December 31, 2004

Cumulative Since Inception

Growth Index Fund VIPER Shares Market Price	2.62%
Growth Index Fund VIPER Shares Net Asset Value	2.62
MSCI US Prime Market Growth Index	2.70

Fiscal-Year Total Returns (%) December 31, 1994–December 31, 2004

*Inception.
**S&P 500/Barra Growth Index through May 16, 2003; MSCI US Prime Market Growth Index thereafter.

16

VALUE INDEX FUND

Cumulative Performance December 31, 1994–December 31, 2004

	Average Annual Total Returns Periods Ended December 31, 2004
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment

Value Index Fund Investor Shares*	15.29%	2.43%	12.16%	$31,504
Dow Jones Wilshire 5000 Index	12.62	-1.42	11.92	30,824
Spliced Value Index**	15.44	2.53	12.27	31,810
Average Large-Cap Value Fund+	11.94	1.68	11.53	29,768

	One Year	Since Inception++	Final Value of a $250,000 Investment

Value Index Fund Admiral Shares	15.40%	2.32%	$274,809
Dow Jones Wilshire 5000 Index	12.62	0.42	254,376
Spliced Value Index**	15.44	2.35	275,183

	One Year	Five Years	Since Inception++	Final Value of a $10,000,000 Investment

Value Index Fund Institutional Shares	15.43%	2.55%	3.96%	$12,867,074
Dow Jones Wilshire 5000 Index	12.62	-1.42	3.08	12,177,571
Spliced Value Index**	15.44	2.53	3.93	12,848,949

	Since Inception++	Final Value of a $10,000 Investment

Value Index Fund VIPER Shares	11.37%	$11,137
Dow Jones Wilshire 5000 Index	7.75	10,775
MSCI US Prime Market Value Index	11.46	11,146

  *Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**S&P 500/Barra Value Index through May 16, 2003; MSCI US Prime Market Value Index thereafter.  † Derived from data provided by Lipper Inc.
†† Inception dates are: for Admiral Shares, November 13, 2000; for Institutional Shares, July 2, 1998; for VIPER Shares, January 26, 2004.
Note: See Financial Highlights tables on pages 47–49 for dividend and capital gains information.

17

PERFORMANCE SUMMARIES (CONTINUED)

VALUE INDEX FUND

Cumulative Returns: VIPER Shares January 26, 2004*-December 31, 2004

Cumulative Since Inception

Value Index Fund VIPER Shares Market Price	11.53%
Value Index Fund VIPER Shares Net Asset Value	11.37
MSCI US Prime Market Value Index	11.46

Fiscal-Year Total Returns (%) December 31, 1994–December 31, 2004

*Inception.
**S&P 500/Barra Growth Index through May 16, 2003; MSCI US Prime Market Growth Index thereafter.

18

LARGE-CAP INDEX FUND

Cumulative Performance January 30, 2004–December 31, 2004

	Total Returns Period Ended December 31, 2004
	Since Inception*	Final Value of a $10,000 Investment

Large-Cap Index Fund Investor Shares**	9.13%	$10,913
Dow Jones Wilshire 5000 Index	10.17	11,017
MSCI US Prime Market 750 Index	9.31	10,931
Average Large-Cap Core Fund+	6.13	10,613

	Since Inception*	Final Value of a $250,000 Investment

Large-Cap Index Fund Admiral Shares	8.87%	$272,185
Dow Jones Wilshire 5000 Index	9.85	274,625
MSCI US Prime Market 750 Index	8.95	272,367

	Since Inception*	Final Value of a $10,000 Investment

Large-Cap Index Fund VIPER Shares	8.00%	$10,800
Dow Jones Wilshire 5000 Index	8.75	10,875
MSCI US Prime Market 750 Index	8.11	10,811

Cumulative Returns VIPER Shares January 27, 2004-December 31, 2004	Cumulative Since Inception

Large-Cap Index Fund VIPER Shares Market Price	8.20%
Large-Cap Index Fund VIPER Shares Net Asset Value	8.00
MSCI US Prime Market 750 Index	8.11

  *Inception dates are: for Investor Shares, January 30, 2004; for Admiral Shares, February 2, 2004; for VIPER Shares, January 27, 2004.
**Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
  † Derived from data provided by Lipper Inc.
Note: See Financial Highlights tables on pages 50-52 for dividend and capital gains information.

19

PERFORMANCE SUMMARIES (CONTINUED)

TOTAL STOCK MARKET INDEX FUND

Cumulative Performance December 31, 1994–December 31, 2004

	Average Annual Total Returns Periods Ended December 31, 2004
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment

Total Stock Market Index Fund Investor Shares*	12.52%	-1.44%	11.81%	$30,540
Dow Jones Wilshire 5000 Index	12.62	-1.42	11.92	30,824
Average Multi-Cap Core Fund**	11.05	-0.48	10.91	28,152

	On Year	Since Inception+	Final Value of a $250,000 Investment

Total Stock Market Index Fund Admiral Shares	12.61%	0.38%	$253,963
Dow Jones Wilshire 5000 Index	12.62	0.42	254,376

	One Year	Five Years	Since Inception+	Final Value of a $10,000,000 Investment

Total Stock Market Index Fund Institutional Shares	12.60%	-1.33%	6.06%	$15,528,941
Dow Jones Wilshire 5000 Index	12.62	-1.42	5.98	15,441,925

	One Year	Since Inception+	Final Value of a $10,000 Investment

Total Stock Market Index Fund VIPER Shares	12.57%	1.49%	$10,549
Dow Jones Wilshire 5000 Index	12.62	1.57	10,578

Cumulative Returns: VIPER Shares May 24, 2001-December 31, 2004
	One Year	Cumulative Since Inception

Total Stock Market Index Fund VIPER Shares Market Price	12.74%	5.49%
Total Stock Market Index Fund VIPER Shares Net Asset Value	12.57	5.44
Dow Jones Wilshire 5000 Index	12.62	5.78

  *Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Derived from data provided by Lipper Inc.
   † Inception dates are: for Admiral Shares, November 13, 2000; for Institutional Shares, July 7, 1997; for VIPER Shares, May 24, 2001.
Note: See Financial Highlights tables on pages 53–56 for dividend and capital gains information.

20

Fiscal-Year Total Returns (%) December 31, 1994–December 31, 2004

21

YOUR FUND’S AFTER-TAX RETURNS

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect the reduced tax rates on ordinary income (including qualified dividend income) and short-term capital gains that became effective as of January 1, 2003, and on long-term capital gains realized on or after May 6, 2003. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.) The table shows returns for Investor Shares only; returns for other share classes will differ. The Large-Cap Index Fund is not shown because it has less than 12 months of history. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns	Periods Ended December 31, 2004
	One Year	Five Years	Ten Years

Growth Index Fund Investor Shares*
Returns Before Taxes	7.20%	-6.94%	11.52%
Returns After Taxes on Distributions	7.02	-7.15	11.00
Returns After Taxes on Distributions and Sale of Fund Shares	4.91	-5.86	10.04

Value Index Fund Investor Shares*
Returns Before Taxes	15.29%	2.43%	12.16%
Returns After Taxes on Distributions	14.89	1.37	10.52
Returns After Taxes on Distributions and Sale of Fund Shares	10.41	1.53	9.91

Total Stock Market Index Fund Investor Shares*
Returns Before Taxes	12.52%	-1.44%	11.81%
Returns After Taxes on Distributions	12.24	-1.83	11.13
Returns After Taxes on Distributions and Sale of Fund Shares	8.47	-1.42	10.16

*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

22

ABOUT YOUR FUND’S EXPENSES

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

Six Months Ended December 31, 2004
	Beginning Account Value June 30, 2004	Ending Account Value Dec. 31, 2004	Expenses Paid During Period*

Based on Actual Fund Return
Growth Index Fund
Investor Shares	$1,000.00	$1,040.62	$1.13
Admiral Shares	1,000.00	1,041.20	0.51
Institutional Shares	1,000.00	1,041.36	0.41
VIPER Shares	1,000.00	1,041.12	0.77

Value Index Fund
Investor Shares	$1,000.00	$1,111.57	$1.06
Admiral Shares	1,000.00	1,112.17	0.48
Institutional Shares	1,000.00	1,112.27	0.37
VIPER Shares	1,000.00	1,111.66	0.80

Based on Hypothetical 5% Yearly Return
Growth Index Fund
Investor Shares	$1,000.00	$1,024.03	$1.12
Admiral Shares	1,000.00	1,024.63	0.51
Institutional Shares	1,000.00	1,024.73	0.41
VIPER Shares	1,000.00	1,024.38	0.76

Value Index Fund
Investor Shares	$1,000.00	$1,024.13	$1.02
Admiral Shares	1,000.00	1,024.68	0.46
Institutional Shares	1,000.00	1,024.78	0.36
VIPER Shares	1,000.00	1,024.38	0.76

*The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are: for the Growth Index Fund, 0.22% for Investor Shares, 0.10% for Admiral Shares, 0.08% for Institutional Shares, and 0.15% for VIPER Shares; for the Value Index Fund, 0.20% for Investor Shares, 0.09% for Admiral Shares, 0.07% for Institutional Shares, and 0.15% for VIPER Shares.The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The table above and on page 24 illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

23

• Based on hypothetical 5% yearly return.

This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypo-thetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2004
	Beginning Account Value June 30, 2004	Ending Account Value Dec. 31, 2004	Expenses Paid During Period*

Based on Actual Fund Return
Large-Cap Index Fund
Investor Shares	$1,000.00	$1,075.78	$0.94
Admiral Shares	1,000.00	1,076.62	0.57
VIPER Shares	1,000.00	1,076.40	0.57

Total Stock Market Index Fund
Investor Shares	$1,000.00	$1,082.94	$0.99
Admiral Shares	1,000.00	1,083.45	0.47
Institutional Shares	1,000.00	1,083.09	0.42
VIPER Shares	1,000.00	1,083.30	0.58

Based on Hypothetical 5% Yearly Return
Large-Cap Index Fund
Investor Shares	$1,000.00	$1,024.23	$0.92
Admiral Shares	1,000.00	1,024.58	0.56
VIPER Shares	1,000.00	1,024.58	0.56

Total Stock Market Index Fund
Investor Shares	$1,000.00	$1,024.18	$0.97
Admiral Shares	1,000.00	1,024.68	0.46
Institutional Shares	1,000.00	1,024.73	0.41
VIPER Shares	1,000.00	1,024.58	0.56

*The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are: for the Large-Cap Index Fund, 0.18% for Investor Shares, 0.11% for Admiral Shares, and 0.11% for VIPER Shares; for the Total Stock Market Index Fund, 0.19% for Investor Shares, 0.09% for Admiral Shares, 0.08% for Institutional Shares, and 0.11% for VIPER Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Note that the expenses shown in the table above and the one on page 23 are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, which is described in the prospectus. If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

24

Expense Ratios: Your fund compared with its peer group
	Fund	Peer Group*

Growth Index Fund		1.61%
Investor Shares
Admiral Shares	0.11
Institutional Shares	0.08
VIPER Shares	0.15**

Value Index Fund		1.42%
Investor Shares	0.21
Admiral Shares	0.11
Institutional Shares	0.08
VIPER Shares	0.15

Large-Cap Index Fund		1.44%
Investor Shares	0.20
Admiral Shares	0.12
VIPER Shares	0.12

Total Stock Market Index Fund		1.44%
Investor Shares	0.19
Admiral Shares	0.10
Institutional Shares	0.08
VIPER Shares	0.13

*Peer groups are: for the Growth Index Fund, the Average Large-Cap Growth Fund; for the Value Index Fund, the Average Large-Cap Value Fund; for the Large-Cap Index Fund, the Average Large-Cap Core Fund; for the Total Stock Market Index Fund, the Average Multi-Cap Core Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2003.
**Annualized.

25

As of 12/31/2004                 FINANCIAL STATEMENTS

STATEMENT OF NET ASSETS

The Statements of Net Assets—an integral part of the Financial Statements for Vanguard Total Stock Market Index Fund and Large-Cap Index Fund—are included as inserts to this report. The Growth Index and Value Index Funds’ Statements of Net Assets are provided below.

This Statement provides a detailed list of each fund’s holdings, including each security’s market value on the last day of the reporting period. Securities are grouped and subtotaled by asset type (common stocks, bonds, etc.) and by industry sector. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund’s Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund’s net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Each fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

Growth Index Fund	Shares	Market Value^ (000)
COMMON STOCKS (100.0%)

Auto & Transportation (2.3%)
United Parcel Service, Inc.	1,020,742	$87,233
FedEx Corp.	495,899	48,841
Harley-Davidson, Inc.	512,291	31,122
PACCAR, Inc.	286,042	23,021
Southwest Airlines Co.	1,234,731	20,101
Expeditors International of
Washington, Inc.	183,864	10,274
C.H. Robinson Worldwide, Inc.	133,405	7,407
Gentex Corp.	127,834	4,732
*JetBlue Airways Corp.	125,753	2,920

		235,651

Consumer Discretionary (20.6%)
Wal-Mart Stores, Inc.	4,420,354	233,483
Home Depot, Inc.	3,812,416	162,943
*eBay Inc.	860,984	100,115
*Yahoo! Inc.	2,126,450	80,125
Target Corp.	1,490,238	77,388
Gillette Co.	1,652,783	74,012
Lowe's Cos., Inc.	1,273,382	73,334
Liberty Media Corp.	4,418,136	48,511
*The News Corp., Inc.	2,481,202	46,299
*Starbucks Corp.	690,250	43,044
Carnival Corp.	714,595	41,182
Costco Wholesale Corp.	800,862	38,770
*Electronic Arts Inc.	527,245	32,520
Avon Products, Inc.	820,993	31,772
The McGraw-Hill Cos., Inc.	330,003	30,208
NIKE, Inc. Class B	322,562	29,253
Staples, Inc.	863,896	29,122
Best Buy Co., Inc.	479,370	28,484

26

	Shares	Market Value^ (000)

Omnicom Group Inc.	325,174	$27,419
*Kohl's Corp.	533,849	26,249
Yum! Brands, Inc.	504,483	23,802
*Amazon.com, Inc.	527,324	23,355
The Gap, Inc.	1,098,385	23,198
*IAC/InterActiveCorp	822,186	22,709
TJX Cos., Inc.	859,279	21,594
*Apollo Group, Inc. Class A	267,336	21,577
Marriott International, Inc.
Class A	337,909	21,282
*Bed Bath & Beyond, Inc.	521,799	20,783
International Game Technology	598,271	20,569
*DirecTV Group, Inc.	1,202,390	20,128
*News Corp., Inc., Class B	1,024,522	19,671
*Accenture Ltd.	726,278	19,610
Clear Channel
Communications, Inc.	565,993	18,955
*Coach, Inc.	326,500	18,415
*Sirius Satellite Radio, Inc.	2,081,246	15,922
Waste Management, Inc.	503,339	15,070
*VeriSign, Inc.	443,529	14,867
Cendant Corp.	618,400	14,458
Hilton Hotels Corp.	634,865	14,437
*Google Inc.	73,232	14,141
Mattel, Inc.	718,924	14,012
Harman International
Industries, Inc.	109,154	13,863
Harrah's Entertainment, Inc.	194,290	12,996
EchoStar Communications
Corp. Class A	374,706	12,455
Black & Decker Corp.	139,129	12,289
*Fisher Scientific
International Inc.	196,838	12,279
*Liberty Media
International Inc. Class A	262,341	12,128
*Univision Communications Inc.	397,093	11,623
*XM Satellite Radio Holdings,	301,690	11,350
Inc
*AutoZone Inc.	115,592	10,555
Dollar General Corp.	484,590	10,065
Estee Lauder Cos. Class A	219,665	10,054
*Interpublic Group of Cos., Inc.	732,883	9,821
Cintas Corp.	223,291	9,794
Washington Post Co. Class B	9,534	9,372
PETsMART, Inc.	252,078	8,956
Republic Services, Inc. Class A	263,577	8,840
*MGM Mirage, Inc.	120,405	8,758
RadioShack Corp.	263,708	8,671
*Mohawk Industries, Inc.	92,698	8,459
Robert Half International, Inc.	284,150	8,363
Mandalay Resort Group	117,134	8,250
Family Dollar Stores, Inc.	262,903	8,210
Tiffany & Co.	253,607	8,108
Liz Claiborne, Inc.	186,951	7,891
Abercrombie & Fitch Co.	164,136	7,706
CDW Corp.	115,391	7,656
Manpower Inc.	156,415	7,555
Ross Stores, Inc.	256,052	7,392
Darden Restaurants Inc.	260,241	7,219
*Career Education Corp.	177,681	7,107
*ChoicePoint Inc.	153,872	7,077
Michaels Stores, Inc.	235,468	7,057
E.W. Scripps Co. Class A	142,664	6,888
Fastenal Co.	111,881	6,887
*Chico's FAS, Inc.	147,384	6,710
New York Times Co. Class A	156,478	6,384
*Lamar Advertising Co. Class A	146,074	6,249
Alberto-Culver Co. Class B	125,914	6,116
*Williams-Sonoma, Inc.	172,180	6,033
*Wynn Resorts Ltd.	85,253	5,705
Tribune Co.	135,339	5,703
*Advance Auto Parts, Inc.	130,090	5,682
*CarMax, Inc.	180,752	5,612
*Brinker International, Inc.	156,078	5,474
*Dollar Tree Stores, Inc.	186,561	5,351
GTECH Holdings Corp.	206,180	5,350
Circuit City Stores, Inc.	329,178	5,148
Aramark Corp. Class B	192,835	5,112
Outback Steakhouse	108,885	4,985
*Iron Mountain, Inc.	157,186	4,793
Polo Ralph Lauren Corp.	90,518	3,856
*Pixar, Inc.	44,231	3,787
Meredith Corp.	66,811	3,621
*Westwood One, Inc.	134,448	3,621
*Telewest Global, Inc.	191,707	3,370
*Weight Watchers
International, Inc.	73,129	3,003
International Speedway Corp.	49,726	2,626
Dex Media, Inc.	104,760	2,615
*Entercom Communications Corp.	68,296	2,451
*Kmart Holding Corp.	24,495	2,424
*Hewitt Associates, Inc.	75,410	2,414
*DreamWorks Animation SKG, Inc.	55,170	2,069
*Citadel Broadcasting Corp.	91,520	1,481
*Columbia Sportswear Co.	24,667	1,470
Metro-Goldwyn-Mayer Inc.	103,374	1,228
*Cox Radio, Inc.	69,278	1,142
*Rent-A-Center, Inc.	38,525	1,021
The McClatchy Co. Class A	12,231	878
Regal Entertainment
Group Class A	31,128	646

		2,102,612

Consumer Staples (8.5%)
The Procter & Gamble Co.	4,193,948	231,003
PepsiCo, Inc.	2,941,765	153,560

27

Growth Index Fund	Shares	Market Value^ (000)

The Coca-Cola Co.	1,895,982	$78,930
Anheuser-Busch Cos., Inc.	1,391,030	70,567
Walgreen Co.	1,779,189	68,267
Colgate-Palmolive Co.	922,212	47,180
Sysco Corp.	1,109,459	42,348
CVS Corp.	693,430	31,253
*The Kroger Co.	1,219,035	21,382
Kellogg Co.	430,589	19,230
Wm. Wrigley Jr. Co.	248,853	17,218
Hershey Foods Corp.	308,763	17,149
The Clorox Co.	263,245	15,513
Whole Foods Market, Inc.	108,121	10,309
Coca-Cola Enterprises, Inc.	447,777	9,336
*Dean Foods Co.	273,962	9,027
McCormick & Co., Inc.	211,901	8,179
The Pepsi Bottling Group, Inc.	286,950	7,759
Campbell Soup Co.	254,789	7,616
Brown-Forman Corp. Class B	44,083	2,146

		867,972

Financial Services (9.5%)
American International
Group, Inc.	2,502,408	164,333
American Express Co.	1,981,443	111,694
First Data Corp.	1,489,080	63,345
Automatic Data
Processing, Inc.	1,011,596	44,864
SLM Corp.	757,086	40,421
Fifth Third Bancorp	827,665	39,132
Capital One Financial Corp.	419,298	35,309
AFLAC Inc.	880,491	35,079
Progressive Corp. of Ohio	330,135	28,009
Charles Schwab Corp.	1,779,378	21,281
MBNA Corp.	737,530	20,791
Paychex, Inc.	590,937	20,139
Moody's Corp.	218,253	18,955
Franklin Resources Corp.	259,919	18,103
Golden West Financial Corp.	293,069	18,000
Northern Trust Corp.	305,280	14,831
*SunGard Data Systems, Inc.	500,662	14,184
*Fiserv, Inc.	338,978	13,624
The Chicago
Mercantile Exchange	58,991	13,491
H & R Block, Inc.	271,884	13,322
Legg Mason Inc.	177,486	13,003
Countrywide Financial Corp.	339,504	12,565
T. Rowe Price Group Inc.	198,779	12,364
The Hartford Financial
Services Group Inc.	178,088	12,343
Synovus Financial Corp.	429,682	12,280
Host Marriott Corp. REIT	572,662	9,907
*E*TRADE Financial Corp.	615,681	9,204
Commerce Bancorp, Inc.	129,617	8,347
Ambac Financial Group, Inc.	94,142	7,732
*The Dun & Bradstreet Corp.	122,038	7,280
TCF Financial Corp.	218,369	7,018
Janus Capital Group Inc.	415,500	6,985
Equifax, Inc.	236,750	6,653
*DST Systems, Inc.	116,813	6,088
Investors Financial
Services Corp.	115,053	5,750
SEI Corp.	134,336	5,633
*Markel Corp.	15,386	5,601
*Ameritrade Holding Corp.	390,916	5,559
Eaton Vance Corp.	98,849	5,155
City National Corp.	72,383	5,114
Doral Financial Corp.	103,586	5,102
*CheckFree Corp.	133,561	5,086
White Mountains
Insurance Group Inc.	7,029	4,541
Fair, Isaac, Inc.	122,160	4,481
Brown & Brown, Inc.	101,593	4,424
Federated Investors, Inc.	141,196	4,292
Hudson City Bancorp, Inc.	113,763	4,189
Dow Jones & Co., Inc.	85,100	3,664
*WellChoice Inc.	58,344	3,116
Everest Re Group, Ltd.	34,096	3,054
*CapitalSource Inc.	112,699	2,893
Erie Indemnity Co. Class A	49,587	2,607
BlackRock, Inc.	32,362	2,500
W.R. Berkley Corp.	46,091	2,174
RenaissanceRe Holdings Ltd.	38,750	2,018
First National Bankshares
of Florida	70,300	1,680
Total System Services, Inc.	68,570	1,666
Nuveen Investments, Inc.
Class A	28,113	1,110
Student Loan Corp.	3,459	636

		972,721

Health Care (20.2%)
Pfizer Inc.	13,112,048	352,583
Johnson & Johnson	5,154,230	326,881
*Amgen, Inc.	2,240,190	143,708
Medtronic, Inc.	2,101,732	104,393
UnitedHealth Group Inc.	1,154,339	101,616
Eli Lilly & Co.	1,766,962	100,275
Abbott Laboratories	1,287,781	60,075
Schering-Plough Corp.	2,556,876	53,388
*Genentech, Inc.	823,730	44,844
Cardinal Health, Inc.	747,481	43,466
Guidant Corp.	546,310	39,389
*Biogen Idec Inc.	587,521	39,135
*Boston Scientific Corp.	1,096,607	38,984
*WellPoint Inc.	334,870	38,510
*Zimmer Holdings, Inc.	425,450	34,087

28

	Shares	Market Value^ (000)

*Caremark Rx, Inc.	768,546	$30,304
*Forest Laboratories, Inc.	642,830	28,837
HCA Inc.	658,185	26,301
*Gilead Sciences, Inc.	747,522	26,156
*St. Jude Medical, Inc.	614,585	25,770
*Genzyme Corp.-
General Division	430,485	24,998
Becton, Dickinson & Co.	434,946	24,705
Stryker Corp.	452,815	21,848
*Medco Health Solutions, Inc.	472,366	19,650
Allergan, Inc.	228,650	18,537
Biomet, Inc.	418,907	18,176
Aetna Inc.	133,366	16,637
Quest Diagnostics, Inc.	145,343	13,888
*Laboratory Corp. of
America Holdings	242,415	12,077
*MedImmune Inc.	432,705	11,731
C.R. Bard, Inc.	181,939	11,640
*Varian Medical Systems, Inc.	235,813	10,197
Health Management
Associates Class A	422,553	9,600
IMS Health, Inc.	406,022	9,424
*Sepracor Inc.	152,034	9,026
*Hospira, Inc.	257,364	8,622
Mylan Laboratories, Inc.	467,276	8,261
*Coventry Health Care Inc.	155,421	8,250
*Express Scripts Inc.	107,711	8,233
*Patterson Cos	178,637	7,751
*Celgene Corp.	285,280	7,568
*Lincare Holdings, Inc.	173,766	7,411
Beckman Coulter, Inc.	106,332	7,123
DENTSPLY International Inc.	125,802	7,070
*Barr Pharmaceuticals Inc.	154,341	7,029
*Chiron Corp.	195,467	6,515
*Millennium Pharmaceuticals, Inc.	503,733	6,105
Bausch & Lomb, Inc.	91,918	5,925
*Watson Pharmaceuticals, Inc.	180,440	5,920
*Invitrogen Corp.	87,044	5,843
Manor Care, Inc.	152,144	5,390
McKesson Corp.	169,607	5,336
*Kinetic Concepts, Inc.	69,599	5,310
*IVAX Corp.	333,820	5,281
*ImClone Systems, Inc.	114,603	5,281
*Cephalon, Inc.	98,636	5,019
*Henry Schein, Inc.	71,793	5,000
*Millipore Corp.	86,277	4,297
*Community Health
Systems, Inc.	151,345	4,219
*WebMD Corp.	516,329	4,213
Universal Health
Services Class B	94,608	4,210
AmerisourceBergen Corp.	68,338	4,010
*Health Net Inc.	126,699	3,658
Omnicare, Inc.	63,442	2,196

		2,061,882

Integrated Oils
Murphy Oil Corp.	50,425	4,057

Other Energy (3.4%)
Schlumberger Ltd.	1,025,470	68,655
Halliburton Co.	766,530	30,079
Burlington Resources, Inc.	685,393	29,815
Baker Hughes, Inc.	579,393	24,723
*Transocean Inc.	556,985	23,611
Apache Corp.	367,874	18,603
XTO Energy, Inc.	427,046	15,109
*Nabors Industries, Inc.	258,256	13,246
BJ Services Co.	280,332	13,047
*Weatherford International Ltd.	231,708	11,887
*Noble Corp.	232,444	11,562
GlobalSantaFe Corp.	346,283	11,465
*Smith International, Inc.	181,912	9,898
EOG Resources, Inc.	133,000	9,491
Pioneer Natural Resources Co.	255,929	8,983
ENSCO International, Inc.	262,156	8,321
Equitable Resources, Inc.	107,360	6,512
*Ultra Petroleum Corp.	130,186	6,266
Patterson-UTI Energy, Inc.	275,507	5,359
*National-Oilwell, Inc.	149,241	5,267
*Cooper Cameron Corp.	95,326	5,129
*Rowan Cos., Inc.	185,759	4,811
Diamond Offshore Drilling, Inc.	112,520	4,506
*Pride International, Inc.	212,896	4,373

		350,718

Materials & Processing (1.9%)
Newmont Mining Corp.
(Holding Co.)	769,785	34,186
Praxair, Inc.	564,099	24,905
Masco Corp.	488,979	17,862
*American Standard Cos., Inc.	315,600	13,041
Ecolab, Inc.	336,910	11,836
Freeport-McMoRan Copper
& Gold, Inc. Class B	301,617	11,531
Sherwin-Williams Co.	210,095	9,377
Ball Corp.	185,919	8,177
The St. Joe Co.	125,588	8,063
*Sealed Air Corp.	145,976	7,776
Precision Castparts Corp.	112,678	7,401
Sigma-Aldrich Corp.	113,973	6,891
*Pactiv Corp.	261,183	6,605
*Energizer Holdings, Inc.	121,995	6,062
*Jacobs Engineering Group Inc.	93,062	4,447

29

Growth Index Fund	Shares	Market Value^ (000)

Smurfit-Stone Container Corp.	220,815	$4,125
Fluor Corp.	72,587	3,957
Avery Dennison Corp.	57,186	3,429

		189,671

Producer Durables (5.2%)
United Technologies Corp.	888,473	91,824
Caterpillar, Inc.	595,167	58,035
*Applied Materials, Inc.	2,949,034	50,428
The Boeing Co.	811,740	42,024
Illinois Tool Works, Inc.	446,244	41,358
Lockheed Martin Corp.	656,713	36,480
Danaher Corp.	428,153	24,580
*Lexmark International, Inc.	224,840	19,111
*KLA-Tencor Corp.	340,842	15,876
*Xerox Corp.	728,440	12,391
Rockwell Collins, Inc.	307,280	12,119
*Agilent Technologies, Inc.	493,175	11,886
*Waters Corp.	205,182	9,600
Parker Hannifin Corp.	103,607	7,847
Pentair, Inc.	165,462	7,208
*American Tower Corp. Class A	389,547	7,168
Diebold, Inc.	124,460	6,936
Novellus Systems, Inc.	248,128	6,920
*NVR, Inc.	8,870	6,825
*LAM Research Corp.	235,268	6,802
Centex Corp.	107,194	6,387
Garmin Ltd.	103,156	6,276
Dover Corp.	123,842	5,194
D. R. Horton, Inc.	127,483	5,139
Molex, Inc.	144,567	4,337
*Alliant Techsystems, Inc.	65,334	4,272
Lennar Corp. Class A	75,177	4,261
Pulte Homes, Inc.	65,725	4,193
American Power
Conversion Corp.	148,052	3,168
Pall Corp.	108,763	3,149
Tektronix, Inc.	101,758	3,074
Molex, Inc. Class A	106,138	2,829

		527,697

Technology (22.5%)
Microsoft Corp.	11,053,186	295,231
International Business
Machines Corp.	2,909,066	286,776
Intel Corp.	11,139,730	260,558
*Cisco Systems, Inc.	11,541,128	222,744
*Dell Inc.	3,901,852	164,424
QUALCOMM Inc.	2,813,825	119,306
*Oracle Corp.	6,679,257	91,639
Texas Instruments, Inc.	3,006,112	74,010
*EMC Corp.	4,175,782	62,094
*Apple Computer, Inc.	673,636	43,382
*Corning, Inc.	2,419,626	28,479
*Symantec Corp.	1,094,314	28,190
Adobe Systems, Inc.	416,263	26,116
Motorola, Inc.	1,435,611	24,693
Analog Devices, Inc.	656,944	24,254
Maxim Integrated
Products, Inc.	563,380	23,882
*Veritas Software Corp.	751,469	21,454
*Juniper Networks, Inc.	788,007	21,426
Linear Technology Corp.	533,824	20,691
Electronic Data Systems Corp.	883,724	20,414
*Network Appliance, Inc.	589,887	19,596
*Lucent Technologies, Inc.	4,863,422	18,286
Xilinx, Inc.	602,517	17,865
Rockwell Automation, Inc.	319,949	15,853
*Sun Microsystems, Inc.	2,903,286	15,620
Autodesk, Inc.	401,378	15,232
*Broadcom Corp.	454,747	14,679
*Intuit, Inc.	311,843	13,724
*Advanced Micro Devices, Inc.	616,234	13,569
*Altera Corp.	645,377	13,359
L-3 Communications
Holdings, Inc.	176,349	12,916
*Avaya Inc.	746,512	12,840
*Affiliated Computer
Services, Inc. Class A	210,716	12,683
Computer Associates
International, Inc.	406,514	12,626
*Marvell Technology Group Ltd.	328,030	11,635
*NCR Corp.	163,665	11,331
*Cognizant Technology
Solutions Corp.	228,102	9,656
Microchip Technology, Inc.	357,385	9,528
*Solectron Corp.	1,669,623	8,899
*Siebel Systems, Inc.	833,729	8,754
*Comverse Technology, Inc.	340,261	8,319
*McAfee Inc.	271,645	7,859
*JDS Uniphase Corp.	2,397,788	7,601
*Mercury Interactive Corp.	161,722	7,366
*Citrix Systems, Inc.	293,647	7,203
Symbol Technologies, Inc.	415,482	7,188
*Jabil Circuit, Inc.	279,061	7,138
Harris Corp.	115,134	7,114
*SanDisk Corp.	281,137	7,020
*NVIDIA Corp.	274,942	6,478
*Zebra Technologies Corp.
Class A	111,693	6,286
*BEA Systems, Inc.	667,571	5,915
*Qlogic Corp.	160,310	5,888
*Amphenol Corp.	152,645	5,608
National Semiconductor Corp.	309,935	5,563

30

	Shares	Market Value^ (000)

*Sanmina-SCI Corp.	589,155	4,990
Seagate Technology	288,824	4,988
*Ceridian Corp.	258,417	4,724
*Flextronics International Ltd.	338,489	4,678
Scientific-Atlanta, Inc.	133,551	4,409
*NAVTEQ Corp.	91,462	4,240
*ADC Telecommunications, Inc.	1,407,562	3,772
*Red Hat, Inc.	271,002	3,618
*BMC Software, Inc.	194,012	3,609
Applera Corp.-
Applied Biosystems Group	170,194	3,559
*PMC Sierra Inc.	307,845	3,463
*Cadence Design Systems, Inc.	234,605	3,240
*Storage Technology Corp.	96,542	3,052
*Novell, Inc.	425,118	2,870
*Agere Systems Inc. Class A	2,039,566	2,794
National Instruments Corp.	95,902	2,613
*Synopsys, Inc.	132,447	2,599
Intersil Corp.	131,067	2,194
*UTStarcom, Inc.	58,944	1,306
*Agere Systems Inc. Class B	955,228	1,290

		2,298,968

Utilities (3.2%)
*Comcast Corp. Special Class A	2,122,635	69,707
Sprint Corp.	2,364,707	58,763
*Comcast Corp. Class A	1,623,839	54,041
*Nextel Communications, Inc.	1,778,272	53,348
TXU Corp.	489,721	31,616
*AES Corp.	1,066,126	14,574
*NTL Inc.	136,671	9,972
*Cablevision Systems NY
Group Class A	382,105	9,514
*Qwest Communications
International Inc.	1,741,119	7,731
Telephone & Data Systems, Inc.	88,355	6,799
*UnitedGlobalCom Inc. Class A	640,518	6,187
*Nextel Partners, Inc.	208,084	4,066
*Level 3 Communications, Inc.	772,141	2,618

		328,936

Other (2.7%)
Tyco International Ltd.	3,488,282	124,671
3M Co.	839,289	68,880
*Berkshire Hathaw Inc. Class B	13,848	40,658
Fortune Brands, Inc.	250,202	19,311
ITT Industries, Inc.	144,130	12,172
Brunswick Corp.	157,612	7,802

		273,494

TOTAL COMMON STOCKS
(Cost $7,620,514)		10,214,379

TEMPORARY CASH INVESTMENTS (0.9%)

Vanguard Market Liquidity
Fund, 2.26%**	1,594,608	1,595
Vanguard Market Liquidity
Fund, 2.26%**--Note E	87,930,100	87,930

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $89,525)		89,525

TOTAL INVESTMENTS (100.9%)
(Cost $7,710,039)		10,303,904

OTHER ASSETS AND LIABILITIES (-0.9%)

Other Assets--Note B		51,511
Liabilities--Note E		(140,843)

		(89,332)

NET ASSETS (100%)		$10,214,572

•See Note A in Notes to Financial Statements.
*Non-income-producing security.
**Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

31

Growth Index Fund	Amount (000)
AT DECEMBER 31, 2004, NET ASSETS CONSISTED OF:

Paid-in Capital	$11,252,334
Overdistributed Net Investment Income	(13,191)
Accumulated Net Realized Losses	(3,618,436)
Unrealized Appreciation	2,593,865

NET ASSETS	$10,214,572

Investor Shares--Net Assets
Applicable to 291,947,736 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$7,710,857

NET ASSET VALUE PER SHARE--
INVESTOR SHARES	$26.41

Admiral Shares--Net Assets
Applicable to 45,968,236 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$1,214,185

NET ASSET VALUE PER SHARE--
ADMIRAL SHARES	$26.41

Institutional Shares--Net Assets
Applicable to 44,875,378 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$1,185,341

NET ASSET VALUE PER SHARE--
INSTITUTIONAL SHARES	$26.41

VIPER Shares--Net Assets
Applicable to 2,029,729 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$104,189

NET ASSET VALUE PER SHARE--
VIPER SHARES	$51.33

See Note C in Notes to Financial Statements for the tax-basis components of net assets.

32

Value Index Fund	Shares	Market Value^ (000)
COMMON STOCKS (100.0%)
Auto & Transportation (2.1%)
Ford Motor Co.	1,763,390	25,816
General Motors Corp.	509,511	20,411
Burlington Northern
Santa Fe Corp.	373,257	17,659
Union Pacific Corp.	246,824	16,599
Norfolk Southern Corp.	394,660	14,283
CSX Corp.	215,365	8,632
Genuine Parts Co.	175,360	7,726
Delphi Corp.	507,098	4,574
Lear Corp.	68,705	4,192
Dana Corp.	149,767	2,595
*TRW Automotive
Holdings Corp.	29,870	618

		123,105

Consumer Discretionary (8.6%)
*Time Warner, Inc.	4,412,478	85,779
The Walt Disney Co.	2,059,789	57,262
Viacom Inc. Class B	1,498,175	54,519
McDonald's Corp.	1,259,395	40,376
Kimberly-Clark Corp.	495,708	32,623
Gannett Co., Inc.	266,780	21,796
Cendant Corp.	663,120	15,504
Starwood Hotels & Resorts
Worldwide, Inc.	208,604	12,182
J.C. Penney Co., Inc.
(Holding Co.)	288,890	11,960
Federated Department
Stores, Inc.	173,112	10,004
Sears, Roebuck&Co.	191,272	9,761
Eastman Kodak Co.	287,291	9,265
Waste Management, Inc.	290,665	8,703
May Department Stores Co.	277,496	8,158
Limited Brands, Inc.	341,237	7,855
R.R. Donnelley & Sons Co.	208,601	7,362
Newell Rubbermaid, Inc.	275,486	6,664
Tribune Co.	145,111	6,115
*Fox Entertainment
Group, Inc. Class A	192,517	6,018
Clear Channel
Communications, Inc.	176,172	5,900
*Caesars Entertainment, Inc.	279,404	5,627
*Office Depot, Inc.	313,950	5,450
Knight Ridder	77,729	5,203
Leggett & Platt, Inc.	182,450	5,187
Nordstrom, Inc.	106,438	4,974
VF Corp.	88,562	4,905
Whirlpool Corp.	66,473	4,601
Jones Apparel Group, Inc.	125,208	4,579
*Toys R Us, Inc.	215,018	4,401
Wendy's International, Inc.	108,146	4,246
Foot Locker, Inc.	156,150	4,205
ServiceMaster Co.	291,677	4,022
The Stanley Works	82,023	4,018
*AutoNation, Inc.	187,094	3,594
International Flavors &
Fragrances, Inc.	80,232	3,437
Hasbro, Inc.	159,546	3,092
Sabre Holdings Corp.	137,672	3,051
Belo Corp. Class A	99,014	2,598
*Kmart Holding Corp.	26,232	2,596
*Convergys Corp.	142,900	2,142
Reebok International Ltd.	47,497	2,090
New York Times Co. Class A	48,734	1,988
*Allied Waste Industries, Inc.	191,451	1,777
*Rent-A-Center, Inc.	41,360	1,096
The McClatchy Co. Class A	13,148	944
Hearst-Argyle Television Inc.	26,114	689
Regal Entertainment
Group Class A	18,080	375

		508,693

Consumer Staples (5.2%)
Altria Group, Inc.	2,056,961	125,680
The Coca-Cola Co.	1,094,582	45,567
Sara Lee Corp.	795,219	19,197
General Mills, Inc.	328,705	16,340
ConAgra Foods, Inc.	519,470	15,298
H.J. Heinz Co.	350,270	13,657
Kraft Foods Inc.	268,184	9,550
*Safeway, Inc.	447,980	8,843
UST, Inc.	165,587	7,966
Albertson's, Inc.	313,540	7,487
Reynolds American Inc.	90,181	7,088
SuperValu Inc.	136,504	4,712
*Constellation Brands, Inc.
Class A	95,517	4,443
Tyson Foods, Inc.	226,894	4,175
*Smithfield Foods, Inc.	89,257	2,641
J.M. Smucker Co.	55,706	2,622
Hormel Foods Corp.	76,533	2,399
Campbell Soup Co.	79,234	2,368
Carolina Group	68,365	1,979
Adolph Coors Co. Class B	25,387	1,921
PepsiAmericas, Inc.	69,448	1,475
Brown-Forman Corp. Class B	13,762	670

		306,078

Financial Services (35.3%)
Citigroup, Inc.	5,193,519	250,224
Bank of America Corp.	4,087,982	192,094
JPMorgan Chase & Co.	3,571,107	139,309
Wells Fargo & Co.	1,692,920	105,215

33

Value Index Fund	Shares	Market Value^ (000)

Wachovia Corp.	1,612,296	84,807
Fannie Mae	970,362	69,100
U.S. Bancorp	1,884,045	59,008
Morgan Stanley	991,080	55,025
Merrill Lynch &Co., Inc.	892,031	53,317
American International
Group, Inc.	777,910	51,085
Freddie Mac	690,312	50,876
Washington Mutual, Inc.	874,719	36,983
Allstate Corp.	659,943	34,132
The Goldman Sachs Group, Inc.	316,655	32,945
Metropolitan Life Insurance Co.	752,020	30,464
Prudential Financial, Inc.	520,263	28,594
The Bank of New York Co., Inc.	780,279	26,077
SunTrust Banks, Inc.	340,579	25,162
St. Paul Travelers Cos., Inc.	670,444	24,853
National City Corp.	631,135	23,699
BB&T Corp.	555,832	23,373
MBNA Corp.	790,912	22,296
Lehman Brothers Holdings, Inc.	229,601	20,086
State Street Corp.	337,117	16,559
Marsh & McLennan Cos., Inc.	495,819	16,312
PNC Financial Services Group	283,016	16,256
Regions Financial Corp.	440,016	15,660
The Chubb Corp.	191,432	14,721
Simon Property Group, Inc. REIT	211,183	13,657
Countrywide Financial Corp.	364,065	13,474
The Hartford Financial
Services Group Inc.	191,059	13,242
Mellon Financial Corp.	425,036	13,223
KeyCorp	387,368	13,132
The Principal Financial
Group, Inc.	314,125	12,860
ACE Ltd.	284,739	12,173
North Fork Bancorp, Inc.	419,277	12,096
Equity Office Properties
Trust REIT	403,898	11,762
CIGNA Corp.	141,735	11,561
XL Capital Ltd. Class A	138,733	10,773
Comerica, Inc.	171,798	10,483
Equity Residential REIT	281,393	10,181
Bear Stearns Co., Inc.	98,067	10,033
CIT Group Inc.	211,326	9,683
AmSouth Bancorp	354,572	9,183
MBIA, Inc.	143,543	9,083
Vornado Realty Trust REIT	113,578	8,647
Marshall & Ilsley Corp.	193,403	8,548
Loews Corp.	120,842	8,495
Lincoln National Corp.	176,396	8,234
ProLogis REIT	182,226	7,896
Sovereign Bancorp, Inc.	344,057	7,759
M & T Bank Corp.	70,385	7,590
General Growth
Properties Inc. REIT	208,177	7,528
Archstone-Smith Trust REIT	196,173	7,513
Popular, Inc.	253,703	7,314
Fidelity National Financial, Inc.	156,870	7,164
Jefferson-Pilot Corp.	136,957	7,116
Plum Creek Timber Co. Inc. REIT	183,743	7,063
MGIC Investment Corp.	98,697	6,801
Boston Properties, Inc. REIT	103,042	6,664
SAFECO Corp.	126,423	6,604
Aon Corp.	269,069	6,420
Cincinnati Financial Corp.	143,561	6,354
Banknorth Group, Inc.	173,533	6,351
Torchmark Corp.	110,059	6,289
Compass Bancshares Inc.	123,090	5,991
Kimco Realty Corp. REIT	100,464	5,826
Zions Bancorp	85,204	5,796
Golden West Financial Corp.	91,252	5,605
Huntington Bancshares Inc.	219,058	5,428
Avalonbay
Communities, Inc. REIT	72,058	5,426
First Horizon National Corp.	117,725	5,075
UnumProvident Corp.	282,604	5,070
Radian Group, Inc.	93,126	4,958
New York Community
Bancorp, Inc.	239,046	4,917
Duke Realty Corp. REIT	142,771	4,874
*Providian Financial Corp.	293,878	4,840
Public Storage, Inc. REIT	83,854	4,675
Developers Diversified
Realty Corp. REIT	102,815	4,562
Ambac Financial Group, Inc.	54,428	4,470
Old Republic International Corp.	173,723	4,395
Hibernia Corp. Class A	148,063	4,369
iStar Financial Inc. REIT	94,882	4,294
Mercantile Bankshares Corp.	79,336	4,141
Associated Banc-Corp	123,256	4,093
The PMI Group Inc.	96,330	4,022
Genworth Financial Inc.	146,967	3,968
UnionBanCal Corp.	59,165	3,815
The Macerich Co. REIT	59,262	3,722
Liberty Property Trust REIT	85,272	3,684
Health Care Properties
Investors REIT	132,941	3,681
Apartment Investment &
Management Co.
Class A REIT	94,953	3,660
Regency Centers Corp. REIT	62,506	3,463
Leucadia National Corp.	49,725	3,455
Allied Capital Corp.	132,563	3,425

34

	Shares	Market Value^ (000)

Weingarten Realty
Investors REIT	84,560	$3,391
AMB Property Corp. REIT	82,928	3,349
PartnerRe Ltd.	53,888	3,338
A.G. Edwards & Sons, Inc.	77,146	3,334
Everest Re Group, Ltd.	36,453	3,265
Independence Community
Bank Corp.	71,556	3,047
Arthur J. Gallagher & Co.	92,132	2,994
Commerce Bancshares, Inc.	59,498	2,987
Hospitality Properties Trust REIT	63,879	2,938
Fulton Financial Corp.	122,292	2,851
Protective Life Corp.	66,031	2,819
New Plan Excel Realty
Trust REIT	102,699	2,781
Astoria Financial Corp.	69,023	2,759
Bank of Hawaii Corp.	52,871	2,683
White Mountains
Insurance Group Inc.	4,061	2,623
Assurant, Inc.	85,594	2,615
Valley National Bancorp	94,305	2,608
Friedman, Billings, Ramsey
Group, Inc. REIT	128,785	2,497
Axis Capital Holdings Ltd.	85,436	2,338
W.R. Berkley Corp.	49,324	2,327
Unitrin, Inc.	48,022	2,183
Nationwide Financial
Services, Inc.	56,805	2,172
RenaissanceRe Holdings Ltd.	41,578	2,165
Wilmington Trust Corp.	59,847	2,163
Montpelier Re Holdings Ltd.	49,866	1,917
Deluxe Corp.	50,220	1,875
Mercury General Corp.	27,295	1,636
Transatlantic Holdings, Inc.	26,440	1,635
Doral Financial Corp.	32,260	1,589
*BOK Financial Corp.	20,893	1,019
Capitol Federal Financial	22,371	805
Student Loan Corp.	1,970	363

		2,073,947

Health Care (4.8%)
Merck & Co., Inc.	2,224,340	71,490
Wyeth	1,337,182	56,951
Bristol-Myers Squibb Co.	1,950,075	49,961
Abbott Laboratories	743,362	34,678
Baxter International, Inc.	616,331	21,288
*WellPoint Inc.	104,064	11,967
Aetna Inc.	76,971	9,602
McKesson Corp.	181,981	5,725
*Tenet Healthcare Corp.	468,017	5,139
*Humana Inc.	151,912	4,510
AmerisourceBergen Corp.	73,185	4,295
*King Pharmaceuticals, Inc.	242,212	3,003
*Triad Hospitals, Inc.	76,995	2,865
Omnicare, Inc.	67,858	2,349
*Health Net Inc.	39,435	1,139

		284,962

Integrated Oils (9.6%)
ExxonMobil Corp.	6,522,127	334,324
ChevronTexaco Corp.	2,135,536	112,137
ConocoPhillips Co.	655,981	56,959
Occidental Petroleum Corp.	392,641	22,915
Marathon Oil Corp.	346,903	13,047
Unocal Corp.	265,380	11,475
Amerada Hess Corp.	82,184	6,770
Murphy Oil Corp.	54,006	4,345

		561,972

Other Energy (1.8%)
Devon Energy Corp.	460,452	17,921
Anadarko Petroleum Corp.	250,833	16,257
Valero Energy Corp.	256,282	11,635
Williams Cos., Inc.	523,634	8,530
Kerr-McGee Corp.	136,158	7,869
El Paso Corp.	627,282	6,524
Sunoco, Inc.	75,470	6,167
Apache Corp.	114,515	5,791
Peabody Energy Corp.	64,420	5,212
Chesapeake Energy Corp.	255,190	4,211
*Newfield Exploration Co.	59,364	3,505
Noble Energy, Inc.	55,724	3,436
EOG Resources, Inc.	41,453	2,958
Pogo Producing Co.	60,784	2,947
*NRG Engergy	80,199	2,891

		105,854

Materials & Processing (5.5%)
E.I. du Pont de Nemours & Co.	1,000,414	49,070
Dow Chemical Co.	941,770	46,627
Alcoa Inc.	872,017	27,399
International Paper Co.	463,090	19,450
Weyerhaeuser Co.	240,029	16,135
Monsanto Co.	267,670	14,869
Air Products &Chemicals, Inc.	227,805	13,206
Archer-Daniels-Midland Co.	554,682	12,375
PPG Industries, Inc.	172,141	11,733
Phelps Dodge Corp.	94,143	9,313
Georgia Pacific Group	232,917	8,730
Nucor Corp.	158,843	8,314
MeadWestvaco Corp.	202,324	6,857
Rohm & Haas Co.	146,323	6,472
Bunge Ltd.	110,378	6,293
Lyondell Chemical Co.	204,038	5,901
United States Steel Corp.	113,774	5,831
Masco Corp.	151,965	5,551

35

Value Index Fund	Shares	Market Value^ (000)

Vulcan Materials Co.	97,333	5,315
Eastman Chemical Co.	77,939	4,499
Engelhard Corp.	124,671	3,824
Ashland, Inc.	64,146	3,745
Avery Dennison Corp.	61,231	3,672
Temple-Inland Inc.	50,267	3,438
*Owens-Illinois, Inc.	149,918	3,396
Bemis Co., Inc.	101,904	2,964
Sonoco Products Co.	93,341	2,768
Bowater Inc.	55,723	2,450
Valspar Corp.	48,933	2,447
Smurfit-Stone Container Corp.	127,229	2,377
Fluor Corp.	41,823	2,280
*The Mosaic Co.	131,887	2,152
Lafarge North America Inc.	31,773	1,631
Packaging Corp. of America	64,420	1,517
*International Steel Group, Inc.	19,765	802

		323,403

Producer Durables (3.0%)
Emerson Electric Co.	421,173	29,524
Deere & Co.	248,748	18,507
Northrop Grumman Corp.	323,399	17,580
Ingersoll-Rand Co.	173,691	13,947
The Boeing Co.	252,271	13,060
Pitney Bowes, Inc.	231,704	10,723
*Xerox Corp.	420,541	7,153
Cooper Industries, Inc. Class A	92,024	6,248
Dover Corp.	132,628	5,562
D. R. Horton, Inc.	136,956	5,521
W.W. Grainger, Inc.	77,640	5,172
*Thermo Electron Corp.	163,838	4,946
Lennar Corp. Class A	80,546	4,565
Parker Hannifin Corp.	59,952	4,541
Pulte Homes, Inc.	70,208	4,479
KB HOME	39,532	4,127
*Agilent Technologies, Inc.	153,387	3,697
Centex Corp.	61,998	3,694
Goodrich Corp.	112,987	3,688
*Teradyne, Inc.	194,676	3,323
Hubbell Inc. Class B	51,621	2,700
American Power
Conversion Corp.	85,400	1,828
Pall Corp.	62,591	1,812
Tektronix, Inc.	31,752	959

		177,356

Technology (5.2%)
Microsoft Corp.	3,436,174	91,780
Hewlett-Packard Co.	2,876,204	60,314
Motorola, Inc.	1,539,573	26,481
General Dynamics Corp.	170,357	17,819
Raytheon Co.	452,163	17,558
*Computer Sciences Corp.	189,187	10,664
*Sun Microsystems, Inc.	1,676,431	9,019
Computer Associates
International, Inc.	234,629	7,288
*Micron Technology, Inc.	551,570	6,812
*Lucent Technologies, Inc.	1,514,118	5,693
*Flextronics International Ltd.	362,952	5,016
*Freescale Semiconductor, Inc.	214,627	3,941
*Tellabs, Inc.	439,933	3,779
*Unisys Corp.	335,666	3,417
*Freescale Semiconductor Inc.	186,356	3,321
National Semiconductor Corp.	178,796	3,209
Scientific-Atlanta, Inc.	76,941	2,540
*Compuware Corp.	387,208	2,505
*Ingram Micro, Inc. Class A	116,859	2,431
*Vishay Intertechnology, Inc.	152,238	2,287
*LSI Logic Corp.	385,816	2,114
*BMC Software, Inc.	111,809	2,080
Applera Corp.-
Applied Biosystems Group	98,096	2,051
*Fairchild Semiconductor
International, Inc.	119,736	1,947
*Cadence Design Systems, Inc.	135,173	1,867
*Storage Technology Corp.	55,780	1,763
*3Com Corp.	390,253	1,627
*Sanmina-SCI Corp.	183,144	1,551
Seagate Technology	89,660	1,548
*Synopsys, Inc.	76,452	1,500
*UTStarcom, Inc.	63,308	1,402
Intersil Corp.	75,644	1,266
*Novell, Inc.	132,278	893
AVX Corp.	61,110	770

		308,253

Utilities (10.8%)
Verizon Communications Inc.	2,775,564	112,438
SBC Communications Inc.	3,322,124	85,611
BellSouth Corp.	1,835,361	51,005
Exelon Corp.	661,745	29,163
Southern Co.	739,839	24,799
Duke Energy Corp.	940,105	23,813
Dominion Resources, Inc.	341,098	23,106
ALLTEL Corp.	293,557	17,249
Entergy Corp.	227,489	15,376
AT&T Corp.	796,738	15,186
*PG&E Corp.	425,805	14,171
American Electric Power Co., Inc.	396,653	13,621
FPL Group, Inc.	176,411	13,187
FirstEnergy Corp.	330,644	13,064
Public Service Enterprise
Group, Inc.	237,747	12,308
Progress Energy, Inc.	234,983	10,631

36

	Shares	Market Value^ (000)

Consolidated Edison Inc.	241,972	10,586
PPL Corp.	189,325	10,087
Ameren Corp.	194,676	9,761
Edison International	293,896	9,414
Constellation Energy
Group, Inc.	175,817	7,685
Sempra Energy	209,055	7,668
DTE Energy Co.	174,140	7,511
Cinergy Corp.	178,392	7,426
Xcel Energy, Inc.	400,798	7,295
Kinder Morgan, Inc.	99,023	7,242
KeySpan Corp.	160,511	6,332
NiSource, Inc.	264,062	6,015
MCI Inc.	238,676	4,812
CenturyTel, Inc.	128,737	4,566
Questar Corp.	84,244	4,293
SCANA Corp.	106,351	4,190
Pinnacle West Capital Corp.	91,542	4,065
Citizens Communications Co.	288,628	3,980
Wisconsin Energy Corp.	118,055	3,980
Pepco Holdings, Inc.	186,252	3,971
Energy East Corp.	147,164	3,926
DPL Inc.	127,015	3,189
CenterPoint Energy Inc.	277,854	3,140
TECO Energy, Inc.	199,319	3,058
NSTAR	53,275	2,892
MDU Resources Group, Inc.	106,050	2,829
Puget Energy, Inc.	99,733	2,463
Northeast Utilities	128,416	2,421
*Qwest Communications
International Inc.	541,445	2,404
*U.S. Cellular Corp.	16,148	723

		632,652

Other (8.1%)
General Electric Co.	10,585,252	386,362
Honeywell International Inc.	818,639	28,988
3M Co.	260,855	21,408
Johnson Controls, Inc.	190,696	12,098
Eaton Corp.	144,207	10,435
Textron, Inc.	125,005	9,225
Hillenbrand Industries, Inc.	55,864	3,103
SPX Corp.	76,342	3,058

		474,677

TOTAL COMMON STOCKS
(Cost $4,913,693)		5,880,952

TEMPORARY CASH INVESTMENT (0.1%)

Vanguard Market Liquidity
Fund, 2.26%**--Note E
(Cost $7,496)	7,496,100	7,496

TOTAL INVESTMENTS (100.1%)
(Cost $4,921,189)		5,888,448

OTHER ASSETS AND LIABILITIES (-0.1%)

Other Assets--Note B		76,726
Liabilities--Note E		(85,486)

		(8,760)

NET ASSETS (100%)		$5,879,688

•See Note A in Notes to Financial Statements.
*Non-income-producing security.
**Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. REIT—Real Estate Investment Trust.

37

Value Index Fund	Amount (000)
AT DECEMBER 31, 2004, NET ASSETS CONSISTED OF:

Paid-in Capital	$5,706,145
Overdistributed Net Investment Income	(5,388)
Accumulated Net Realized Losses	(788,328)
Unrealized Appreciation	967,259

NET ASSETS	$5,879,688

Investor Shares--Net Assets
Applicable to 168,262,405 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$3,591,652

NET ASSET VALUE PER SHARE--
INVESTOR SHARES	$21.35

Admiral Shares--Net Assets
Applicable to 50,340,047 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$1,074,612

NET ASSET VALUE PER SHARE--
ADMIRAL SHARES	$21.35

Institutional Shares--Net Assets
Applicable to 37,809,987 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$807,155

NET ASSET VALUE PER SHARE--
INSTITUTIONAL SHARES	$21.35

VIPER Shares--Net Assets
Applicable to 7,422,058 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$406,269

NET ASSET VALUE PER SHARE--
VIPER SHARES	$54.74

See Note C in Notes to Financial Statements for the tax-basis components of net assets.

39

STATEMENT OF OPERATIONS

This Statement shows the types of income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

	Growth Index Fund	Value Index Fund
	Year Ended December 31, 2004
	(000)	(000)

INVESTMENT INCOME
Income
Dividends	$133,411	$124,443
Interest	134	38
Security Lending	143	152

Total Income	133,688	124,633

Expenses
The Vanguard Group--Note B
Investment Advisory Services	78	78
Management and Administrative
Investor Shares	14,674	5,700
Admiral Shares	1,076	767
Institutional Shares	564	301
VIPER Shares	105	168
Marketing and Distribution
Investor Shares	984	425
Admiral Shares	169	131
Institutional Shares	169	103
VIPER Shares	11	13
Custodian Fees	206	218
Auditing Fees	19	19
Shareholders' Reports
Investor Shares	488	182
Admiral Shares	3	2
Institutional Shares	--	--
VIPER Shares	--	--
Trustees' Fees and Expenses	12	5

Total Expenses	18,558	8,112

NET INVESTMENT INCOME	115,130	116,521

REALIZED NET GAIN (LOSS)
Investment Securities Sold	79,781	138,177
Futures Contracts	--	--

REALIZED NET GAIN (LOSS)	79,781	138,177

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Investment Securities	493,260	473,641
Futures Contracts	--	--

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	493,260	473,641

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$688,171	$728,339

STATEMENT OF OPERATIONS (CONTINUED)

	Large-Cap Index Fund	Total Stock Market Index Fund
	January 27* to December 31, 2004 (000)	Year Ended December 31, 2004 (000)

INVESTMENT INCOME
Income
Dividends	$1,674	$916,279
Interest	6	2,043
Security Lending	--	6,674

Total Income	1,680	924,996

Expenses
The Vanguard Group--Note B
Investment Advisory Services	10	125
Management and Administrative
Investor Shares	13	46,249
Admiral Shares	--	8,009
Institutional Shares	--	5,130
VIPER Shares	2	3,432
Marketing and Distribution
Investor Shares	3	3,865
Admiral Shares	1	1,145
Institutional Shares	--	1,520
VIPER Shares	3	564
Custodian Fees	56	766
Auditing Fees	20	20
Shareholders' Reports
Investor Shares	2	839
Admiral Shares	--	17
Institutional Shares	--	7
VIPER Shares	--	--
Trustees' Fees and Expenses	--	48

Total Expenses	110	71,736

NET INVESTMENT INCOME	1,570	853,260

REALIZED NET GAIN (LOSS)
Investment Securities Sold	(871)	191,963
Futures Contracts	--	9,713

REALIZED NET GAIN (LOSS)	(871)	201,676

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Investment Securities	6,645	5,102,156
Futures Contracts	--	905

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	6,645	5,103,061

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$7,344	$6,157,997

*Inception.

40

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund’s total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund’s net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

	Growth Index Fund		Value Index Fund
	Year Ended December 31,
	2004 (000)	2003 (000)	2004 (000)	2003 (000)

INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$115,130	$65,483	$116,521	$82,699
Realized Net Gain (Loss)	79,781	(437,090)	138,177	(327,602)
Change in Unrealized Appreciation (Depreciation)	493,260	2,312,375	473,641	1,243,304

Net Increase (Decrease) in Net Assets
Resulting from Operations	688,171	1,940,768	728,339	998,401

Distributions
Net Investment Income
Investor Shares	(87,192)	(53,318)	(74,905)	(55,864)
Admiral Shares	(14,548)	(7,958)	(22,722)	(14,343)
Institutional Shares	(13,817)	(6,561)	(15,284)	(11,117)
VIPER Shares	(1,141)	--	(4,454)	--
Realized Capital Gain
Investor Shares	--	--	--	--
Admiral Shares	--	--	--	--
Institutional Shares	--	--	--	--
VIPER Shares	--	--	--	--

Total Distributions	(116,698)	(67,837)	(117,365)	(81,324)

Capital Share Transactions--Note F
Investor Shares	(309,612)	(21,541)	278,765	81,496
Admiral Shares	54,487	135,609	185,733	136,542
Institutional Shares	339,615	(46,173)	197,069	(77,454)
VIPER Shares	98,653	--	379,201	--

Net Increase (Decrease) from
Capital Share Transactions	183,143	67,895	1,040,768	140,584

Total Increase (Decrease)	754,616	1,940,826	1,651,742	1,057,661

Net Assets
Beginning of Period	9,459,956	7,519,130	4,227,946	3,170,285

End of Period	$10,214,572	$9,459,956	$5,879,688	$4,227,946

41

	Large-Cap Index Fund		Total Stock Market Index Fund
	January 27* to December 31,	Year Ended December 31,
	2004 (000)	2004 (000)	2003 (000)

INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$1,570	$853,260	$483,665
Realized Net Gain (Loss)	(871)	201,676	(307,759)
Change in Unrealized Appreciation (Depreciation)	6,645	5,103,061	9,013,953

Net Increase (Decrease) in Net Assets
Resulting from Operations	7,344	6,157,997	9,189,859

Distributions
Net Investment Income
Investor Shares	(529)	(471,153)	(280,716)
Admiral Shares	(242)	(166,913)	(92,244)
Institutional Shares	--	(161,408)	(91,521)
VIPER Shares	(808)	(60,846)	(28,586)
Realized Capital Gain
Investor Shares	--	--	--
Admiral Shares	--	--	--
Institutional Shares	--	--	--
VIPER Shares	--	--	--

Total Distributions	(1,579)	(860,320)	(493,067)

Capital Share Transactions--Note F
Investor Shares	41,404	4,700,329	4,707,953
Admiral Shares	25,240	1,889,664	2,288,250
Institutional Shares	--	1,203,468	2,034,942
VIPER Shares	46,420	1,378,001	739,232

Net Increase (Decrease) from
Capital Share Transactions	113,064	9,171,462	9,770,377

Total Increase (Decrease)	118,829	14,469,139	18,467,169

Net Assets
Beginning of Period	--	42,544,995	24,077,826

End of Period	$118,829	$57,014,134	$42,544,995

*Inception

42

FINANCIAL HIGHLIGHTS

This table summarizes each fund’s investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund’s net income and total returns from year to year; the relative contributions of net income and capital gains to the fund’s total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

Growth Index Fund Investor Shares

	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$24.92	$19.95	$26.42	$30.57	$39.43

Investment Operations
Net Investment Income	.291+	.169	.222	.181	.126
Net Realized and Unrealized Gain (Loss) on Investments	1.494	4.977	(6.465)	(4.144)	(8.861)

Total from Investment Operations	1.785	5.146	(6.243)	(3.963)	(8.735)

Distributions
Dividends from Net Investment Income	(.295)	(.176)	(.227)	(.187)	(.125)
Distributions from Realized Capital Gains	.--	.--	.--	.--	--

Total Distributions	(.295)	(.176)	(.227)	(.187)	(.125)

Net Asset Value, End of Period	$26.41	$24.92	$19.95	$26.42	$30.57

Total Return*	7.20%	25.92%	-23.68%	-12.93%	-22.21%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,711	$7,586	$6,094	$8,445	$11,162
Ratio of Total Expenses to Average Net Assets	0.22%	0.23%	0.23%	0.22%	0.22%
Ratio of Net Investment Income to Average Net Assets	1.14%+	0.77%	0.97%	0.67%	0.33%
Portfolio Turnover Rate++	24%	42%**	23%	31%	33%

  *Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Includes activity related to a change in the fund’s target index.
   † Net investment income per share and the ratio of net investment income to average net assets include $.139 and 0.55%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.
†† Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.

43

FINANCIAL HIGHLIGHTS (CONTINUED)

Growth Index Fund Admiral Shares

	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2004	2003	2002	2001	Nov.13* to Dec. 31, 2000

Net Asset Value, Beginning of Period	$24.92	$19.95	$26.42	$30.57	$33.12

Investment Operations
Net Investment Income	.32++	.188	.237	.194	.024
Net Realized and Unrealized Gain (Loss) on Investments	1.49	4.977	(6.465)	(4.144)	(2.536)

Total from Investment Operations	1.81	5.165	(6.228)	(3.950)	(2.512)

Distributions
Dividends from Net Investment Income	(.32)	(.195)	(.242)	(.200)	(.038)
Distributions from Realized Capital Gains	--	--	--	--	--

Total Distributions	(.32)	(.195)	(.242)	(.200)	(.038)

Net Asset Value, End of Period	$26.41	$24.92	$19.95	$26.42	$30.57

Total Return	7.31%	26.03%	-23.62%	-12.88%	-7.59%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,214	$1,092	$751	$906	$709
Ratio of Total Expenses to Average Net Assets	0.11%	0.15%	0.15%	0.17%	0.17%**
Ratio of Net Investment Income to Average Net Assets	1.27%++	0.84%	1.05%	0.74%	0.56%**
Portfolio Turnover Rate++	24%	42%+	23%	31%	33%

  *Inception.
**Annualized.
† Includes activity related to a change in the fund’s target index.
†† Net investment income per share and the ratio of net investment income to average net assets include $.14 and 0.55%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.
  ‡ Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.

44

Growth Index Fund Institutional Shares

	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$24.92	$19.95	$26.42	$30.57	$39.44

Investment Operations
Net Investment Income	.324**	.199	.248	.213	.156
Net Realized and Unrealized Gain (Loss) on Investments	1.494	4.977	(6.465)	(4.144)	(8.861)

Total from Investment Operations	1.818	5.176	(6.217)	(3.931)	(8.705)

Distributions
Dividends from Net Investment Income	(.328)	(.206)	(.253)	(.219)	(.165)
Distributions from Realized Capital Gains	.--	.--	.--	.--	.--

Total Distributions	(.328)	(.206)	(.253)	(.219)	(.165)

Net Asset Value, End of Period	$26.41	$24.92	$19.95	$26.42	$30.57

Total Return	7.34%	26.09%	-23.58%	-12.82%	-22.14%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,185	$782	$675	$921	$948
Ratio of Total Expenses to Average Net Assets	0.08%	0.10%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to Average Net Assets	1.29%**	0.92%	1.10%	0.80%	0.44%
Portfolio Turnover Rate+	24%	42%*	23%	31%	33%

  *Includes activity related to a change in the fund’s target index.
**Net investment income per share and the ratio of net investment income to average net assets include $.139 and 0.55%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.
  † Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.

45

FINANCIAL HIGHLIGHTS (CONTINUED)

Growth Index Fund VIPER Shares

For a Share Outstanding Throughout the Period	Jan. 26* to Dec. 31, 2004

Net Asset Value, Beginning of Period	$50.64

Investment Operations
Net Investment Income	.609+
Net Realized and Unrealized Gain (Loss) on Investments	.694

Total from Investment Operations	1.303

Distributions
Dividends from Net Investment Income	(.613)
Distributions from Realized Capital Gains	--

Total Distributions	(.613)

Net Asset Value, End of Period	$51.33

Total Return	2.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$104
Ratio of Total Expenses to Average Net Assets	0.15%**
Ratio of Net Investment Income to Average Net Assets	1.22%**
Portfolio Turnover Rate++	24%

  *Inception.
**Annualized.
  † Net investment income per share and the ratio of net investment income to average net assets include $.269 and 0.55%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.
†† Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.

46

Value Index Fund Investor Shares

	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$18.95	$14.65	$18.90	$22.87	$22.89

Investment Operations
Net Investment Income	.460	.378	.303	.309	.355
Net Realized and Unrealized Gain (Loss) on Investments	2.399	4.294	(4.238)	(2.986)	.963

Total from Investment Operations	2.859	4.672	(3.935)	(2.677)	1.318

Distributions
Dividends from Net Investment Income	(.459)	(.372)	(.315)	(.316)	(.358)
Distributions from Realized Capital Gains	.--	.--	.--	(.977)	(.980)

Total Distributions	(.459)	(.372)	(.315)	(1.293)	(1.338)

Net Asset Value, End of Period	$21.35	$18.95	$14.65	$18.90	$22.87

Total Return*	15.29%	32.25%	-20.91%	-11.88%	6.08%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,592	$2,921	$2,197	$3,018	$3,450
Ratio of Total Expenses to Average Net Assets	0.21%	0.23%	0.23%	0.22%	0.22%
Ratio of Net Investment Income to Average Net Assets	2.40%	2.38%	1.80%	1.51%	1.60%
Portfolio Turnover Rate+	18%	44%**	26%	38%	37%

  *Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Includes activity related to a change in the fund’s target index.
   † Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.

47

FINANCIAL HIGHLIGHTS (CONTINUED)

Value Index Fund Admiral Shares

	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2004	2003	2002	2001	Nov.13* to Dec. 31, 2000

Net Asset Value, Beginning of Period	$18.95	$14.65	$18.90	$22.87	$22.86

Investment Operations
Net Investment Income	.479	.392	.315	.318	.045
Net Realized and Unrealized Gain (Loss) on Investments	2.399	4.294	(4.238)	(2.986)	.635

Total from Investment Operations	2.878	4.686	(3.923)	(2.668)	.680

Distributions
Dividends from Net Investment Income	(.478)	(.386)	(.327)	(.325)	(.100)
Distributions from Realized Capital Gains	.--	.--	.--	(.977)	(.570)

Total Distributions	(.478)	(.386)	(.327)	(1.302)	(.670)

Net Asset Value, End of Period	$21.35	$18.95	$14.65	$18.90	$22.87

Total Return	15.40%	32.36%	-20.85%	-11.8	3.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,075	$773	$480	$587	$248
Ratio of Total Expenses to Average Net Assets	0.11%	0.15%	0.15%	0.17%	0.17%**
Ratio of Net Investment Income to Average Net Assets	2.50%	2.48%	1.88%	1.57%	0.19%**
Portfolio Turnover Rate++	18%	44%+	26%	38%	37%

  *Inception.
**Annualized.
  † Includes activity related to a change in the fund’s target index.
†† Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.

48

Value Index Fund Institutional Shares

	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$18.95	$14.65	$18.90	$22.87	$22.89

Investment Operations
Net Investment Income	.485	.400	.322	.333	.377
Net Realized and Unrealized Gain (Loss) on Investments	2.399	4.294	(4.238)	(2.986)	.963

Total from Investment Operations	2.884	4.694	(3.916)	(2.653)	1.340

Distributions
Dividends from Net Investment Income	(.484)	(.394)	(.334)	(.340)	(.380)
Distributions from Realized Capital Gains	.--	.--	.--	(.977)	(.980)

Total Distributions	(.484)	(.394)	(.334)	(1.317)	(1.360)

Net Asset Value, End of Period	$21.35	$18.95	$14.65	$18.90	$22.87

Total Return	15.43%	32.42%	-20.81%	-11.77%	6.19%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$807	$534	$494	$865	$1,082
Ratio of Total Expenses to Average Net Assets	0.08%	0.10%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.53%	2.46%	1.91%	1.63%	1.70%
Portfolio Turnover Rate**	18%	44%*	26%	38%	37%

  *Includes activity related to a change in the fund’s target index.
**Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.

Value Index Fund VIPER Shares

For a Share Outstanding Throughout the Period	Jan. 26* to Dec. 31, 2004

Net Asset Value, Beginning of Period	$50.34
Investment Operations
Net Investment Income	1.184
Net Realized and Unrealized Gain (Loss) on Investments	4.437

Total from Investment Operations	5.621

Distributions
Dividends from Net Investment Income	(1.221)
Distributions from Realized Capital Gains	--

Total Distributions	(1.221)

Net Asset Value, End of Period	$54.74

Total Return	11.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$406
Ratio of Total Expenses to Average Net Assets	0.15%**
Ratio of Net Investment Income to Average Net Assets	2.46%**
Portfolio Turnover Rate+	18%

  *Inception.
**Annualized.
  † Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.

49

FINANCIAL HIGHLIGHTS (CONTINUED)

Large-Cap Index Fund Investor Shares

For a Share Outstanding Throughout the Period	Jan. 30* to Dec. 31, 2004

Net Asset Value, Beginning of Period	$20.00

Investment Operations
Net Investment Income	.39++
Net Realized and Unrealized Gain (Loss) on Investments	1.41

Total from Investment Operations	1.80

Distributions
Dividends from Net Investment Income	(.39)
Distributions from Realized Capital Gains	--

Total Distributions	(.39)

Net Asset Value, End of Period	$21.41

Total Return**	9.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$44
Ratio of Total Expenses to Average Net Assets	0.20%+
Ratio of Net Investment Income to Average Net Assets	1.92%+++
Portfolio Turnover Rate++++	5%

  *Inception.
**Total returns do not reflect the $10 account maintenance fee applied on balances under $10,000.
  † Annualized. ‡ Net investment income per share and the ratio of net investment income to average net assets include $.05 and 0.30%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.
‡‡ Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.

50

Large-Cap Index Fund Admiral Shares

For a Share Outstanding Throughout the Period	Feb. 2* to Dec. 31, 2004

Net Asset Value, Beginning of Period	$25.08

Investment Operations
Net Investment Income	.501 +
Net Realized and Unrealized Gain (Loss) on Investments	1.692

Total from Investment Operations	2.193

Distributions
Dividends from Net Investment Income	(.503)
Distributions from Realized Capital Gains	--

Total Distributions	(.503)

Net Asset Value, End of Period	$26.77

Total Return	8.87%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$27
Ratio of Total Expenses to Average Net Assets	0.12%**
Ratio of Net Investment Income to Average Net Assets	2.00%**+
Portfolio Turnover Rate++	5%

  *Inception.
**Annualized.
  † Net investment income per share and the ratio of net investment income to average net assets include $.063 and 0.30%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.
†† Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.

51

FINANCIAL HIGHLIGHTS (CONTINUED)

Large-Cap Index Fund VIPER Shares

For a Share Outstanding Throughout the Period	Jan. 27* to Dec. 31, 2004

Net Asset Value, Beginning of Period	$50.01

Investment Operations
Net Investment Income	.958+
Net Realized and Unrealized Gain (Loss) on Investments	2.983

Total from Investment Operations	3.941

Distributions
Dividends from Net Investment Income	(.961)
Distributions from Realized Capital Gains	--

Total Distributions	(.961)

Net Asset Value, End of Period	$52.99

Total Return	8.00%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$48
Ratio of Total Expenses to Average Net Assets	0.12%**
Ratio of Net Investment Income to Average Net Assets	2.00%**+
Portfolio Turnover Rate++	5%

  *Inception.
**Annualized.
  † Net investment income per share and the ratio of net investment income to average net assets include $.125 and 0.30%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.
†† Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.

52

Total Stock Market Index Fund Investor Shares

	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$25.99	$20.07	$25.74	$29.26	$33.22

Investment Operations
Net Investment Income	.445**	.325	.295	.310	.331
Net Realized and Unrealized Gain (Loss) on Investments	2.780	5.922	(5.672)	(3.533)	(3.815)

Total from Investment Operations	3.225	6.247	(5.377)	(3.223)	(3.484)

Distributions
Dividends from Net Investment Income	(.445)	(.327)	(.293)	(.297)	(.336)
Distributions from Realized Capital Gains	.--	.--	.--	.--	(.140)

Total Distributions	(.445)	(.327)	(.293)	(.297)	(.476)

Net Asset Value, End of Period	$28.77	$25.99	$20.07	$25.74	$29.26

Total Return*	12.52%	31.35%	-20.96%	-10.97%	-10.57%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$31,718	$24,059	$14,254	$15,781	$16,856
Ratio of Total Expenses to Average Net Assets	0.19%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.70%**	1.49%	1.32%	1.11%	1.04%
Portfolio Turnover Rate+	4%	2%	2%	3%	7%

  *Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Net investment income per share and the ratio of net investment income to average net assets include $.063 and 0.25%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.   † Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.

53

FINANCIAL HIGHLIGHTS (CONTINUED)

Total Stock Market Index Fund Admiral Shares

	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2004	2003	2002	2001	Nov.13* to Dec. 31, 2000

Net Asset Value, Beginning of Period	$25.99	$20.07	$25.75	$29.26	$30.22

Investment Operations
Net Investment Income	.468+	.336	.296	.332	.049
Net Realized and Unrealized Gain (Loss) on Investments	2.780	5.922	(5.672)	(3.533)	(.830)

Total from Investment Operations	3.248	6.258	(5.376)	(3.201)	(.781)

Distributions
Dividends from Net Investment Income	(.468)	(.338)	(.304)	(.309)	(.099)
Distributions from Realized Capital Gains	.--	.--	.--	.--	(.080)

Total Distributions	(.468)	(.338)	(.304)	(.309)	(.179)

Net Asset Value, End of Period	$28.77	$25.99	$20.07	$25.75	$29.26

Total Return	12.61%	31.42%	-20.95% -	10.89%	-2.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,856	$7,969	$4,069	$3,894	$2,104
Ratio of Total Expenses to Average Net Assets	0.10%	0.15%	0.15%	0.15%	0.15%**
Ratio of Net Investment Income to Average Net Assets	1.79%+	1.54%	1.39%	1.17%	1.23%**
Portfolio Turnover Rate++	4%	2%	2%	3%	7%

  *Inception.
**Annualized.
  † Net investment income per share and the ratio of net investment income to average net assets include $.063 and 0.25%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.
†† Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.

54

Total Stock Market Index Fund Institutional Shares

	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$26.00	$20.07	$25.75	$29.27	$33.22

Investment Operations
Net Investment Income	.465*	.360	.311	.341	.371
Net Realized and Unrealized Gain (Loss) on Investments	2.780	5.922	(5.672)	(3.533)	(3.815)

Total from Investment Operations	3.245	6.282	(5.361)	(3.192)	(3.444)

Distributions
Dividends from Net Investment Income	(.475)	(.352)	(.319)	(.328)	(.366)
Distributions from Realized Capital Gains	.--	.--	.--	.--	(.140)

Total Distributions	(.475)	(.352)	(.319)	(.328)	(.506)

Net Asset Value, End of Period	$28.77	$26.00	$20.07	$25.75	$29.27

Total Return	12.60%	31.55%	-20.90%	-10.85%	-10.46%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,181	$8,000	$4,466	$4,217	$4,272
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.82%*	1.62%	1.45%	1.23%	1.14%
Portfolio Turnover Rate**	4%	2%	2%	3%	7%

  *Net investment income per share and the ratio of net investment income to average net assets include $.063 and 0.25%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.
**Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.

55

FINANCIAL HIGHLIGHTS (CONTINUED)

Total Stock Market Index Fund VIPER Shares

	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2004	2003	2002	May 24* to Dec. 31, 2001

Net Asset Value, Beginning of Period	$106.81	$82.47	$105.80	$118.46

Investment Operations
Net Investment Income	1.893+	1.381	1.259	.843
Net Realized and Unrealized Gain (Loss) on Investments	11.409	24.341	(23.337)	(12.515)

Total from Investment Operations	13.302	25.722	(22.078)	(11.672)

Distributions
Dividends from Net Investment Income	(1.902)	(1.382)	(1.252)	(.988)
Distributions from Realized Capital Gains	--	--	--	--

Total Distributions	(1.902)	(1.382)	(1.252)	(.988)

Net Asset Value, End of Period	$118.21	$106.81	$82.47	$105.80

Total Return	12.57%	31.43%	-20.94%	-9.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,259	$2,517	$1,290	$1,195
Ratio of Total Expenses to Average Net Assets	0.13%	0.15%	0.15%	0.15%**
Ratio of Net Investment Income to Average Net Assets	1.79%+	1.54%	1.38%	1.26%**
Portfolio Turnover Rate++	4%	2%	2%	3%

  *Inception.
**Annualized.
  † Net investment income per share and the ratio of net investment income to average net assets include $.259 and 0.25%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.
†† Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including VIPER Creation Units.

SEE ACCOMPANYING NOTES, WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

56

NOTES TO FINANCIAL STATEMENTS

Vanguard Growth Index, Value Index, Large-Cap Index, and Total Stock Market Index Funds are registered under the Investment Company Act of 1940 as open-end investment companies, or mutual funds. The funds offer four classes of shares: Investor Shares, Admiral Shares, Institutional Shares, and VIPER Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $10 million. VIPER Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

The Growth Index Fund and Value Index Fund VIPER Shares were first issued on January 26, 2004, and offered to the public on January 30, 2004. The Large-Cap Index Fund VIPER Shares were first issued on January 27, 2004, and offered to the public on January 30, 2004. The Large-Cap Index Fund Investor and Admiral Shares were first issued on January 30, 2004, and February 2, 2004, respectively. The Large-Cap Index Fund has not issued any Institutional Shares through December 31, 2004.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the funds’ pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The Total Stock Market Index Fund uses S&P 500 Index, S&P MidCap 400 Index, and Russell 2000 Index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures contracts in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Repurchase Agreements: The funds, along with other members of The Vanguard Group, may transfer uninvested cash balances into a pooled cash account, which is invested in repurchase agreements secured by U.S. government and agency securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each

57

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

4. Federal Income Taxes: Each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The funds may lend their securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The funds invest cash collateral received in Vanguard Market Liquidity Fund, and record a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2004, the funds had contributed capital to Vanguard (included in Other Assets) of:

Index Fund	Capital Contribution to Vanguard (000)	Percentage of Fund Net Assets	Percentage of Vanguard's Capitalization

Growth	$1,339	0.01%	1.34%
Value	744	0.01	0.74
Large-Cap	14	0.01	0.01
Total Stock Market	7,381	0.01	7.38

The funds’ trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

58

During the year ended December 31, 2004, the Growth Index, Value Index, Large-Cap Index, and Total Stock Market Index Funds realized $23,159,000, $13,533,000, ($891,000), and $144,269,000, respectively, of net capital gains (losses) resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains (losses) are not taxable to the funds, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains (losses) to paid-in capital. The Large-Cap Index Fund used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from realized capital gains. Accordingly, the fund has reclassified $20,000 from accumulated net realized gains to paid-in capital.

At December 31, 2004, the funds had the following tax-basis amounts available for distribution, and capital losses available to offset future net capital gains:

	Amount Available for Distribution		Capital Losses
Index Fund	Ordinary Income (000)	Long-Term Capital Gain (000)	Amount (000)	Expiration: Fiscal Years Ending December 31

Growth	$(56)*	--	$3,615,932	2008-2011
Value	799	--	788,442	2010-2011
Large-Cap	13	--	--	--
Total Stock Market	6,063	--	1,010,290	2009-2011

*Amount of the fund’s December 2004 dividend payable in January 2005 that will be used to reduce required 2005 ordinary income dividends.

At December 31, 2004, net unrealized appreciation (depreciation) of investment securities for tax purposes was:

	(000)
Index Fund	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation (Depreciation)

Growth	$2,844,947	$(251,082)	$2,593,865
Value	1,254,087	(286,828)	967,259
Large-Cap	9,039	(2,394)	6,645
Total Stock Market	12,676,035	(3,981,491)	8,694,544

At December 31, 2004, the aggregate settlement value of open futures contracts expiring in March 2005 and the related unrealized appreciation (depreciation) were:

		(000)
Index Fund/Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

Total Stock Market/
E-mini S&P 500 Index	650	$39,445	$44
S&P MidCap 400 Index	79	26,281	749
S&P 500 Index	64	19,419	213
Russell 2000 Index	24	7,848	209

59

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the year ended December 31, 2004, purchases and sales of investment securities other than temporary cash investments were:

	(000)
Index Fund	Purchases	Sales

Growth	$2,579,061	$2,390,626
Value	1,966,093	920,955
Large-Cap	196,038	82,824
Total Stock Market	11,449,079	2,259,634

E. The market value of securities on loan to broker/dealers at December 31, 2004, and collateral received with respect to such loans were:

	(000)
Index Fund	Market Value of Loaned Securities	Cash Collateral Received

Growth	84,408	$87,930
Value	7,217	7,496
Total Stock Market	1,041,022	1,115,322

F. Capital share transactions for each class of shares were:

	Year Ended December 31,
	2004		2003
Index Fund	Amount (000)	Shares (000)	Amount (000)	Shares (000)

Growth
Investor Shares
Issued	$1,068,659	42,318	$1,112,070	50,491
Issued in Lieu of Cash Distributions	81,360	3,167	48,439	2,221
Redeemed	(1,459,631)	(57,988)	(1,182,050)	(53,735)

Net Increase (Decrease)--Investor Shares	(309,612)	(12,503)	(21,541)	(1,023)

Admiral Shares
Issued	339,642	13,475	319,578	14,466
Issued in Lieu of Cash Distributions	12,698	495	6,879	313
Redeemed	(297,853)	(11,810)	(190,848)	(8,613)

Net Increase (Decrease)--Admiral Shares	54,487	2,160	135,609	6,166

Institutional Shares
Issued	534,027	21,240	358,863	16,602
Issued in Lieu of Cash Distributions	12,357	481	5,769	265
Redeemed	(206,769)	(8,222)	(410,805)	(19,312)

Net Increase (Decrease)--Institutional Shares	339,615	13,499	(46,173)	(2,445)

60

	Year Ended December 31,
	2004*		2003
Index Fund	Amount (000)	Shares (000)	Amount (000)	Shares (000)

Growth
VIPER Shares
Issued	$148,481	3,030	--	--
Issued in Lieu of Cash Distributions	--	--	--	--
Redeemed	(49,828)	(1,000)	--	--

Net Increase (Decrease)--VIPER Shares	98,653	2,030	--	--

Value
Investor Shares
Issued	$772,440	39,439	$607,551	37,231
Issued in Lieu of Cash Distributions	69,188	3,475	51,413	3,062
Redeemed	(562,863)	(28,782)	(577,468)	(36,125)

Net Increase (Decrease)--Investor Shares	278,765	14,132	81,496	4,168

Admiral Shares
Issued	359,324	18,348	304,350	18,620
Issued in Lieu of Cash Distributions	19,025	955	12,109	719
Redeemed	(192,616)	(9,767)	(179,917)	(11,285)

Net Increase (Decrease)--Admiral Shares	185,733	9,536	136,542	8,054

Institutional Shares
Issued	344,143	17,137	236,300	14,799
Issued in Lieu of Cash Distributions	12,188	611	9,799	591
Redeemed	(159,262)	(8,098)	(323,553)	(20,938)

Net Increase (Decrease)--Institutional Shares	197,069	9,650	(77,454)	(5,548)

VIPER Shares
Issued	414,041	8,122	--	--
Issued in Lieu of Cash Distributions	--	--	--	--
Redeemed	(34,840)	(700)	--	--

Net Increase (Decrease)--VIPER Shares	379,201	7,422	--	--

Large-Cap
Investor Shares
Issued	$51,279	2,564	--	--
Issued in Lieu of Cash Distributions	480	23	--	--
Redeemed	(10,355)	(516)	--	--

Net Increase (Decrease)--Investor Shares	41,404	2,071	--	--

Admiral Shares
Issued	27,830	1,107	--	--
Issued in Lieu of Cash Distributions	239	9	--	--
Redeemed	(2,829)	(115)	--	--

Net Increase (Decrease)--Admiral Shares	25,240	1,001	--	--

VIPER Shares
Issued	124,896	2,500	--	--
Issued in Lieu of Cash Distributions	--	--	--	--
Redeemed	(78,476)	(1,600)	--	--

Net Increase (Decrease)--VIPER Shares	46,420	900	--	--

*Large-Cap Index Fund results are for the period since inception, January 27, 2004.

61

	Year Ended December 31,
	2004		2003
Index Fund	Amount (000)	Shares (000)	Amount (000)	Shares (000)

Total Stock Market
Investor Shares
Issued	$8,192,514	308,437	$7,122,285	324,147
Issued in Lieu of Cash Distributions	451,435	16,552	267,229	11,591
Redeemed	(3,943,620)	(148,108)	(2,681,561)	(120,340)

Net Increase (Decrease)--Investor Shares	4,700,329	176,881	4,707,953	215,398

Admiral Shares
Issued	3,063,178	114,860	3,028,715	136,668
Issued in Lieu of Cash Distributions	142,737	5,234	78,377	3,392
Redeemed	(1,316,251)	(49,313)	(818,842)	(36,234)

Net Increase (Decrease)--Admiral Shares	1,889,664	70,781	2,288,250	103,826

Institutional Shares
Issued	2,841,789	106,828	3,065,400	130,293
Issued in Lieu of Cash Distributions	140,066	5,142	77,606	3,353
Redeemed	(1,778,387)	(65,903)	(1,108,064)	(48,413)

Net Increase (Decrease)--Institutional Shares	1,203,468	46,067	2,034,942	85,233

VIPER Shares
Issued	1,444,442	13,064	782,045	8,467
Issued in Lieu of Cash Distributions	--	--	969	11
Redeemed	(66,441)	(600)	(43,782)	(550)

Net Increase (Decrease)--VIPER Shares	1,378,001	12,464	739,232	7,928

62

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Trustees of Vanguard U.S. Stock Index Funds:

In our opinion, the accompanying statements of net assets appearing herein and the statement of net assets and the statement of net assets—investments summary appearing in the inserts to this annual report and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Growth Index Fund, Value Index Fund, Total Stock Market Index Fund, and Large-Cap Index Fund (separate funds of Vanguard U.S. Stock Index Funds, hereafter referred to as the “Funds”) at December 31, 2004, the results of each of their operations for the year then ended and for the Large-Cap Index Fund for the period January 27, 2004 (commencement of operations) through December 31, 2004, and the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and broker and by agreement to the underlying ownership records for Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 8, 2005

63

SPECIAL 2004 TAX INFORMATION

(UNAUDITED) FOR VANGUARD U.S. STOCK INDEX FUNDS (LARGE-CAPITALIZATION PORTFOLIOS)

This information for the fiscal year ended December 31, 2004, is included pursuant to provisions of the Internal Revenue Code.

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Index Fund	Percentage

Growth	100.0%
Value	100.0
Large-Cap	99.7
Total Stock Market	99.7

The funds distributed the following amounts of qualified dividend income to shareholders during the fiscal year:

Index Fund	Dividends Paid

Growth	$116,698
Value	117,365
Large-Cap	1,579
Total Stock Market	860,320

64

INVESTING IS FAST, EASY, AND SECURE ON VANGUARD.COM

If you’re like many Vanguard investors, you believe in planning and taking control of your own investments. Vanguard.com was built for you—and it keeps getting better.

RESEARCH AND PLAN YOUR INVESTMENTS WITH CONFIDENCE

  Use our Planning & Education and Research Funds & Stocks sections to:

• Determine what asset allocation might best suit your needs—by taking our Investor Questionnaire.
• Find out how much to save for retirement and your children’s college education—by using our planning tools.
• Learn how to achieve your goals—by reading our PlainTalk® investment guides.
• Find your next fund—by using the Compare Funds, Compare Fund Costs, and Narrow Your Fund Choices tools.
• Look up fund price, performance history, and distribution information—in a snap.

INVEST AND MANAGE ACCOUNTS WITH EASE

Log on to Vanguard.com to:

• See what you own (at Vanguard and elsewhere) and how your investments are doing.
• Elect to receive online statements, fund reports (like this one), prospectuses, and tax forms.
• Analyze your portfolio’s holdings and performance.
• Open new accounts, buy and sell shares, and exchange money between funds—securely and easily.
• Sign up to receive electronic newsletters from Vanguard informing you of news on our funds, products, and services, as well as on investing and the financial markets.

Find out what Vanguard.com can do for you. Log on today!

65

INVEST WITH VANGUARD FOR YOUR RETIREMENT

Vanguard offers low-cost, high-quality solutions that combine a variety of investment choices to help you achieve your retirement goals.

A Vanguard traditional IRA enables you to make deductible or nondeductible contributions that can grow tax-deferred until you take distributions in retirement, while a Vanguard Roth IRA allows you to make nondeductible contributions with tax-free withdrawals when you take qualified distributions.

With either type of Vanguard IRA®, your investment options include:

• Vanguard mutual funds
Select from our comprehensive lineup of more than 70 low-cost mutual funds suitable for retirement investing—all with no sales commissions—to help you reach your retirement goals. We offer a broad selection of stock, bond, balanced, and money market funds.

• Vanguard Target Retirement Funds
Choose a single, all-in-one portfolio that is professionally managed and well diversified. It automatically shifts from a more aggressive to a more conservative asset allocation as your target retirement date approaches, so you can leave the time-consuming details of portfolio management to Vanguard.

• Other investment options
Consolidate and build your portfolio in a single account that provides access to the universe of stocks, bonds, options, certificates of deposit (CDs), exchange-traded funds (ETFs), and non-Vanguard mutual funds through Vanguard Brokerage Services®.

ROLLOVER OPTIONS

When you change jobs or retire, you can take greater control of your investments by rolling over your assets in an employer-sponsored retirement plan to a Vanguard IRA. To initiate a rollover, visit Vanguard.com, where you can complete our easy online application. You can also print out the application and mail it to us—or call a Vanguard retirement specialist at 1-800-205-6189.

MAXIMIZE YOUR RETIREMENT INVESTMENTS

Are you taking full advantage of your IRA? You should be. With increased contribution limits, these tax-advantaged accounts are powerful options for retirement savers. To take full advantage of your retirement account, consider these simple, but important, steps:

• Contribute the maximum amount each year.
If you invest as much in your IRA as the law allows—$3,000 for 2004 and $4,000 for 2005 if you are under the age of 50, and $3,500 and $4,500, respectively, if you are aged 50 or older—you will increase your chances of meeting your retirement goals. Provided you meet the eligibility requirements, max out your contribution every year you can.

• Make automatic contributions.
You can make regular contributions to your IRA by taking advantage of Vanguard’s Automatic Investment Plan, which deducts your contributions from your bank account on a schedule you select—making retirement investing a healthy habit.

• Keep your savings on course.
Unless you’ve invested in a Vanguard Target Retirement Fund, you should rebalance your account periodically to ensure that your target asset allocations are aligned to meet your retirement objectives.

• Protect those you care about.
You determine who will receive your retirement assets after your death, so it’s important to keep your beneficiary designations up to date. They will generally override any other instructions—even those in your will.

• Adopt a long-term approach.A successful investment strategy requires a long-term perspective and staying on course—even when the financial markets are declining. Market-timing and performance-chasing are losing strategies that can cause you to stray from the path to your retirement goals.

If you have any questions about IRAs or would like to talk to a Vanguard retirement specialist, call 1-800-205-6189.

THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are

Name (Year of Birth) Trustee/Officer Since	Position(s) Held with Fund (Number of Vanguard Funds Overseen by Trustee/Officer)	Principal Occupation(s) During the Past Five Years
John J. Brennan* (1954) May 1987	Chairman of the Board, Chief Executive Officer, and Trustee (131)	Chairman of the Board,Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group.

INDEPENDENT TRUSTEES

Charles D. Ellis (1937) January 2001	Trustee (131)	The Partners of `63 (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting);
Successor Trustee of Yale University; Overseer of the Stern School of
Business at New York University; Trustee of the Whitehead Institute
for Biomedical Research.

Rajiv L. Gupta (1945) December 2001†	Trustee (131)	Chairman and Chief Executive Officer (since October 1999), Vice
Chairman (January-September 1999), and Vice President (prior to
September 1999) of Rohm and Haas Co. (chemicals); Director of
Technitrol, Inc. (electronic components), and Agere Systems (commu-
nications components); Board Member of the American Chemistry
Council; Trustee of Drexel University.

JoAnn Heffernan Heisen (1950) July 1998	Trustee (131)	Vice President, Chief Information Officer, and Member of the
Executive Committee of Johnson & Johnson (pharmaceuticals/
consumer products); Director of the University Medical Center at
Princeton and Women's Research and Education Institute.

Burton G. Malkiel (1932) May 1977	Trustee (129)	Chemical Bank Chairman's Professor of Economics, Princeton
University; Director of Vanguard Investment Series plc (Irish invest-
ment fund) (since November 2001), Vanguard Group (Ireland)
Limited (investment management) (since November 2001),
Prudential Insurance Co. of America, BKF Capital (investment management), The Jeffrey Co. (holding company), and NeuVis, Inc.
(software company).

†	December 2002 for Vanguard® Equity Income Fund, Vanguard® Growth Equity Fund, the Vanguard® Municipal Bond Funds, and the Vanguard® State Tax-Exempt Funds.

selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Name (Year of Birth) Trustee/Officer Since	Position(s) Held with Fund (Number of Vanguard Funds Overseen by Trustee/Officer)	Principal Occupation(s) During the Past Five Years
Alfred M. Rankin, Jr. (1941) January 1993	Trustee (131)	Chairman, President, Chief Executive Officer, and Director of NACCO
Industries, Inc. (forklift trucks/housewares/lignite); Director of
Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.

J. Lawrence Wilson (1936) April 1985	Trustee (131)	Retired Chairman and Chief Executive Officer of Rohm and Haas Co.
(chemicals); Director of Cummins Inc. (diesel engines), MeadWestvaco
Corp. (paper products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University.

EXECUTIVE OFFICERS*
R. Gregory Barton (1951) June 2001	Secretary (131)	Managing Director and General Counsel of The Vanguard Group, Inc.; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group.

Thomas J. Higgins (1957) July 1998	Treasurer (131)	Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.

*Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

VANGUARD SENIOR MANAGEMENT TEAM
Mortimer J. Buckley, Information Technology. James H. Gately, Investment Programs and Services. Kathleen C. Gubanich, Human Resources. F. William McNabb, III, Client Relationship Group.	Michael S. Miller, Planning and Development. Ralph K. Packard, Finance. George U. Sauter, Chief Investment Officer.
John C. Bogle, Founder; Chairman and Chief Executive Officer, 1974-1996.

Post Office Box 2600
Valley Forge, PA 19482-2600

Vanguard, The Vanguard Group, Vanguard.com, Vanguard IRA, Vanguard Brokerage Services, Admiral, PlainTalk, VIPER *, VIPERs*, and the ship logo are trademarks of The Vanguard Group, Inc.

The funds or securities referred to herein that are offered by The Vanguard Group and track an MSCI index are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities. For such funds or securities, the prospectus or the Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with The Vanguard Group.

All other marks are the exclusive property of their respective owners.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

For More Information
This report is intended for the funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the appropriate fund prospectus. To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the funds or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through Vanguard.com. Prospectuses may also be viewed online.

You can obtain a free copy of Vanguard's proxy voting guidelines by visiting our website, www.vanguard.com, and searching for "proxy voting guidelines," or by calling Vanguard at 1- 800- 662-2739. They are also available from the SEC's website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either www.vanguard.com or www.sec.gov.

You can review and copy information about your fund at the SEC's Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 1-202-942- 8090. Information about your fund is also available on the SEC's website, and you can receive copies of this information, for a fee, by sending a request in either of two ways: via e-mail addressed to publicinfo@sec.gov or via regular mail addressed to the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

*Patent pending.

World Wide Web
www.vanguard.com

Fund Information

1-800-662-7447

Direct Investor
Account Services
1-800-662-2739

Institutional Investor
Services
1-800-523-1036

Text Telephone
1-800-952-3335

(C)2005 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

Q850 022005

As of 12/31/2004

VANGUARD(R)U.S. STOCK INDEX FUNDS LARGE-CAP INDEX FUND

STATEMENT OF NET ASSETS

The Statement of Net Assets should be read in conjunction with the Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, Notes to Financial Statements, and Report of Independent Registered Public Accounting Firm, all of which appear in the accompanying report. This Statement provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. Securities are grouped and subtotaled by asset type (common stocks, bonds, etc.) and by industry sector according to Frank Russell Company. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values. The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund's semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund's Forms N-Q on the SEC's website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room (see the back cover of this report for further information).

Large-Cap Index Fund	Shares	Market Value^ (000)
COMMON STOCKS (100.1%)

Auto&Transportation (2.2%)
United Parcel Service, Inc.	5,952	$509
FedEx Corp.	2,897	285
Ford Motor Co.	17,888	262
General Motors Corp.	5,153	206
Harley-Davidson, Inc.	2,961	180
Burlington Northern Santa Fe Corp.	3,756	178
Union Pacific Corp.	2,519	169
Norfolk Southern Corp.	3,932	142
PACCAR, Inc.	1,703	137
Southwest Airlines Co.	7,041	115
CSX Corp.	2,193	88
Genuine Parts Co.	1,741	77
Expeditors International
of Washington, Inc.	1,041	$58
Delphi Corp.	5,114	46
C.H. Robinson Worldwide, Inc.	795	44
Lear Corp.	679	41
Gentex Corp.	697	26
Dana Corp.	1,413	25
*JetBlue Airways Corp.	689	16
*TRW Automotive Holdings Corp.	347	7

		2,611

Consumer Discretionary (14.6%)
Wal-Mart Stores, Inc.	25,832	1,364
Home Depot, Inc.	22,270	952
*Time Warner, Inc.	44,662	868

1

Large-Cap Index Fund	Shares	Market Value^ (000)

*eBay Inc.	5,081	$591
The Walt Disney Co.	20,882	581
Viacom Inc. Class B	15,064	548
*Yahoo! Inc.	12,421	468
Target Corp.	8,731	453
Gillette Co.	9,696	434
Lowe's Cos., Inc.	7,403	426
McDonald's Corp.	12,649	406
Kimberly-Clark Corp.	5,038	332
Liberty Media Corp.	25,562	281
*The News Corp., Inc.	14,371	268
*Starbucks Corp.	4,050	253
Carnival Corp.	4,210	243
Cendant Corp.	10,310	241
Costco Wholesale Corp.	4,617	224
Gannett Co., Inc.	2,714	222
*Electronic Arts Inc.	3,047	188
Avon Products, Inc.	4,770	185
The McGraw-Hill Cos., Inc.	1,988	182
Waste Management, Inc.	5,944	178
NIKE, Inc. Class B	1,926	175
Clear Channel Communications, Inc.	5,168	173
Staples, Inc.	5,124	173
Best Buy Co., Inc.	2,844	169
Omnicom Group Inc.	1,898	160
*Kohl's Corp.	3,085	152
Yum! Brands, Inc.	2,923	138
*Amazon.com, Inc.	3,027	134
The Gap, Inc.	6,325	134
*IAC/InterActiveCorp	4,785	132
Starwood Hotels &
Resorts Worldwide, Inc.	2,140	125
TJX Cos., Inc.	4,930	124
*Apollo Group, Inc. Class A	1,525	123
Marriott International, Inc. Class A	1,939	122
*Bed Bath & Beyond, Inc.	3,038	121
International Game Technology	3,453	119
J.C. Penney Co., Inc. (Holding Co.)	2,849	118
*Accenture Ltd.	4,280	116
*DirecTV Group, Inc.	6,895	115
*News Corp., Inc., Class B	5,864	113
*Coach, Inc.	1,940	109
Federated Department Stores, Inc.	1,771	102
Sears, Roebuck & Co.	1,962	100
*Google Inc.	489	94
Eastman Kodak Co.	2,904	94
Tribune Co.	2,202	93
*Sirius Satellite Radio, Inc.	11,790	90
*VeriSign, Inc.	2,551	86
Hilton Hotels Corp.	3,699	84
Harman International
Industries, Inc.	648	82
Mattel, Inc.	4,179	81
May Department Stores Co.	2,750	81
Limited Brands, Inc.	3,481	80
Harrah's Entertainment, Inc.	1,163	78
Black & Decker Corp.	843	74
R.R. Donnelley & Sons Co.	2,064	73
EchoStar Communications Corp.
Class A	2,187	73
*Liberty Media International Inc.
Class A	1,555	72
*Fisher Scientific International Inc.	1,135	71
*Univision Communications Inc.	2,354	69
Newell Rubbermaid, Inc.	2,840	69
*XM Satellite Radio Holdings, Inc.	1,767	66
*AutoZone Inc.	699	64
*Fox Entertainment Group, Inc.
Class A	1,909	60
Dollar General Corp.	2,872	60
Estee Lauder Cos. Class A	1,291	59
New York Times Co. Class A	1,430	58
*Caesars Entertainment, Inc.	2,835	57
Washington Post Co. Class B	58	57
*Interpublic Group of Cos., Inc.	4,246	57
Cintas Corp.	1,252	55
*Office Depot, Inc.	3,091	54
Leggett & Platt, Inc.	1,872	53
*MGM Mirage, Inc.	717	52
Mandalay Resort Group	723	51
Knight Ridder	743	50
PETsMART, Inc.	1,395	50
Republic Services, Inc. Class A	1,472	49
Nordstrom, Inc.	1,037	48
RadioShack Corp.	1,464	48
VF Corp.	865	48
CDW Corp.	720	48
*Mohawk Industries, Inc.	516	47
Robert Half International, Inc.	1,576	46
Whirlpool Corp.	668	46
*Kmart Holding Corp.	462	46
Family Dollar Stores, Inc.	1,448	45
Jones Apparel Group, Inc.	1,232	45
Tiffany & Co.	1,408	45
Liz Claiborne, Inc.	1,059	45
Ross Stores, Inc.	1,544	45

2

	Shares	Market Value^ (000)

Michaels Stores, Inc.	1,469	$44
Foot Locker, Inc.	1,603	43
*Toys R Us, Inc.	2,101	43
Darden Restaurants Inc.	1,540	43
Abercrombie & Fitch Co.	902	42
Manpower Inc.	873	42
E.W. Scripps Co. Class A	860	42
Wendy's International, Inc.	1,041	41
Fastenal Co.	661	41
*Career Education Corp.	1,009	40
*ChoicePoint Inc.	859	40
ServiceMaster Co.	2,815	39
*Chico's FAS, Inc.	841	38
The Stanley Works	773	38
*Wynn Resorts Ltd.	553	37
International Flavors &
Fragrances, Inc.	844	36
*Lamar Advertising Co. Class A	842	36
*AutoNation, Inc.	1,840	35
*Williams-Sonoma, Inc.	1,005	35
Alberto-Culver Co. Class B	682	33
*Dollar Tree Stores, Inc.	1,144	33
*Advance Auto Parts, Inc.	751	33
*CarMax, Inc.	1,023	32
Hasbro, Inc.	1,633	32
*Brinker International, Inc.	897	31
Aramark Corp. Class B	1,186	31
Outback Steakhouse	660	30
GTECH Holdings Corp.	1,121	29
Sabre Holdings Corp.	1,300	29
Circuit City Stores, Inc.	1,794	28
*Iron Mountain, Inc.	877	27
Belo Corp. Class A	975	26
*Pixar, Inc.	289	25
*Westwood One, Inc.	840	23
Polo Ralph Lauren Corp.	527	22
Reebok International Ltd.	507	22
*Convergys Corp.	1,384	21
*Telewest Global, Inc.	1,115	20
Meredith Corp.	353	19
*Rent-A-Center, Inc.	672	18
*Allied Waste Industries, Inc.	1,918	18
International Speedway Corp.	317	17
*Weight Watchers International, Inc.	387	16
*Hewitt Associates, Inc.	412	13
The McClatchy Co. Class A	181	13
*Entercom Communications Corp.	359	13
*DreamWorks Animation SKG, Inc.	337	13
Dex Media, Inc.	505	13
*Columbia Sportswear Co.	154	9
Hearst-Argyle Television Inc.	308	8
*Citadel Broadcasting Corp.	456	7
Regal Entertainment Group Class A	344	7
*Cox Radio, Inc.	362	6
Metro-Goldwyn-Mayer Inc.	443	5

		17,410

Consumer Staples (6.9%)
The Procter & Gamble Co.	24,476	1,348
Altria Group, Inc.	20,802	1,271
The Coca-Cola Co.	22,189	924
PepsiCo, Inc.	17,167	896
Anheuser-Busch Cos., Inc.	8,107	411
Walgreen Co.	10,398	399
Colgate-Palmolive Co.	5,350	274
Sysco Corp.	6,424	245
Sara Lee Corp.	8,017	194
CVS Corp.	4,069	183
General Mills, Inc.	3,358	167
ConAgra Foods, Inc.	5,334	157
H.J. Heinz Co.	3,469	135
*The Kroger Co.	7,206	126
Kellogg Co.	2,531	113
Wm. Wrigley Jr. Co.	1,414	98
Hershey Foods Corp.	1,751	97
Kraft Foods Inc.	2,702	96
The Clorox Co.	1,499	88
*Safeway, Inc.	4,452	88
UST, Inc.	1,700	82
Reynolds American Inc.	965	76
Albertson's, Inc.	3,069	73
Campbell Soup Co.	2,232	67
Whole Foods Market, Inc.	642	61
Coca-Cola Enterprises, Inc.	2,657	55
*Dean Foods Co.	1,649	54
McCormick & Co., Inc.	1,235	48
The Pepsi Bottling Group, Inc.	1,746	47
SuperValu Inc.	1,359	47
*Constellation Brands, Inc. Class A	986	46
Tyson Foods, Inc.	2,318	43
*Smithfield Foods, Inc.	860	25
J.M. Smucker Co.	521	25
Adolph Coors Co. Class B	299	23
Hormel Foods Corp.	713	22
Carolina Group	719	21
Brown-Forman Corp. Class B	361	18
PepsiAmericas, Inc.	711	15

		8,158

3

Large-Cap Index Fund	Shares	Market Value^ (000)

Financial Services (22.4%)
Citigroup, Inc.	52,482	$2,529
Bank of America Corp.	41,298	1,941
American International Group, Inc.	22,503	1,478
JPMorgan Chase & Co.	36,144	1,410
Wells Fargo & Co.	17,168	1,067
Wachovia Corp.	16,359	860
Fannie Mae	9,873	703
American Express Co.	11,532	650
U.S. Bancorp	19,105	598
Morgan Stanley	10,044	558
Merrill Lynch & Co., Inc.	9,054	541
Freddie Mac	6,977	514
Washington Mutual, Inc.	8,778	371
First Data Corp.	8,674	369
MBNA Corp.	12,388	349
Allstate Corp.	6,696	346
The Goldman Sachs Group, Inc.	3,184	331
Metropolitan Life Insurance Co.	7,593	308
Prudential Financial, Inc.	5,215	287
Automatic Data Processing, Inc.	5,991	266
The Bank of New York Co., Inc.	7,931	265
SunTrust Banks, Inc.	3,442	254
St. Paul Travelers Cos., Inc.	6,792	252
National City Corp.	6,321	237
BB&T Corp.	5,616	236
SLM Corp.	4,373	233
Fifth Third Bancorp	4,725	223
The Hartford Financial
Services Group Inc.	3,007	208
Lehman Brothers Holdings, Inc.	2,375	208
Countrywide Financial Corp.	5,601	207
Capital One Financial Corp.	2,443	206
AFLAC Inc.	5,152	205
PNC Financial Services Group	2,897	166
State Street Corp.	3,386	166
Progressive Corp. of Ohio	1,956	166
Golden West Financial Corp.	2,679	165
Marsh & McLennan Cos., Inc.	4,923	162
Regions Financial Corp.	4,463	159
The Chubb Corp.	1,989	153
Simon Property Group, Inc. REIT	2,126	137
KeyCorp	3,883	132
Mellon Financial Corp.	4,206	131
The Principal Financial Group, Inc.	3,138	128
Charles Schwab Corp.	10,470	125
North Fork Bancorp, Inc.	4,244	122
ACE Ltd.	2,861	122
CIGNA Corp.	1,486	121
Equity Office Properties Trust REIT	4,069	119
Paychex, Inc.	3,420	117
Moody's Corp.	1,336	116
Franklin Resources Corp.	1,550	108
XL Capital Ltd. Class A	1,378	107
Comerica, Inc.	1,726	105
Equity Residential REIT	2,843	103
Bear Stearns Co., Inc.	1,003	103
CIT Group Inc.	2,083	95
MBIA, Inc.	1,505	95
AmSouth Bancorp	3,655	95
Ambac Financial Group, Inc.	1,151	95
Loews Corp.	1,243	87
Northern Trust Corp.	1,748	85
Vornado Realty Trust REIT	1,114	85
Marshall & Ilsley Corp.	1,901	84
*SunGard Data Systems, Inc.	2,897	82
Lincoln National Corp.	1,737	81
ProLogis REIT	1,848	80
The Chicago Mercantile Exchange	342	78
Sovereign Bancorp, Inc.	3,457	78
H & R Block, Inc.	1,590	78
*Fiserv, Inc.	1,922	77
Legg Mason Inc.	1,052	77
Archstone-Smith Trust REIT	1,975	76
M & T Bank Corp.	693	75
General Growth
Properties Inc. REIT	2,045	74
Popular, Inc.	2,558	74
T. Rowe Price Group Inc.	1,173	73
Fidelity National Financial, Inc.	1,595	73
Jefferson-Pilot Corp.	1,400	73
Plum Creek Timber Co. Inc. REIT	1,877	72
MGIC Investment Corp.	1,014	70
Synovus Financial Corp.	2,440	70
Boston Properties, Inc. REIT	1,049	68
SAFECO Corp.	1,238	65
Banknorth Group, Inc.	1,752	64
Aon Corp.	2,625	63
Cincinnati Financial Corp.	1,405	62
Torchmark Corp.	1,074	61
Compass Bancshares Inc.	1,225	60
Avalonbay Communities, Inc. REIT	788	59
Kimco Realty Corp. REIT	1,015	59
Zions Bancorp	836	57
Host Marriott Corp. REIT	3,283	57
Everest Re Group, Ltd.	625	56
Huntington Bancshares Inc.	2,199	55
*E*TRADE Financial Corp.	3,511	53
4

	Shares	Market Value^ (000)

First Horizon National Corp.	1,217	$52
Commerce Bancorp, Inc.	798	51
White Mountains
Insurance Group Inc.	78	50
UnumProvident Corp.	2,787	50
*Providian Financial Corp.	2,927	48
Radian Group, Inc.	896	48
Developers Diversified
Realty Corp. REIT	1,067	47
New York Community Bancorp, Inc.	2,284	47
Duke Realty Corp. REIT	1,370	47
Public Storage, Inc. REIT	832	46
Old Republic International Corp.	1,828	46
Mercantile Bankshares Corp.	834	44
Doral Financial Corp.	883	44
iStar Financial Inc. REIT	944	43
*The Dun & Bradstreet Corp.	712	42
TCF Financial Corp.	1,318	42
Hibernia Corp. Class A	1,432	42
UnionBanCal Corp.	643	41
The Macerich Co. REIT	647	41
Genworth Financial Inc.	1,495	40
Health Care Properties
Investors REIT	1,409	39
Janus Capital Group Inc.	2,314	39
Associated Banc-Corp	1,165	39
The PMI Group Inc.	917	38
Allied Capital Corp.	1,424	37
Liberty Property Trust REIT	842	36
Equifax, Inc.	1,281	36
Leucadia National Corp.	518	36
*DST Systems, Inc.	673	35
Weingarten Realty Investors REIT	867	35
RenaissanceRe Holdings Ltd.	661	34
Apartment Investment &
Management Co. Class A REIT	892	34
City National Corp.	481	34
Regency Centers Corp. REIT	607	34
Investors Financial Services Corp.	670	34
W.R. Berkley Corp.	706	33
PartnerRe Ltd.	536	33
AMB Property Corp. REIT	813	33
Independence Community
Bank Corp.	748	32
*Markel Corp.	86	31
A.G. Edwards & Sons, Inc.	723	31
*Ameritrade Holding Corp.	2,168	31
Fulton Financial Corp.	1,304	30
*CheckFree Corp.	794	30
SEI Corp.	720	30
Commerce Bancshares, Inc.	570	29
Protective Life Corp.	670	29
Hospitality Properties Trust REIT	621	29
Bank of Hawaii Corp.	557	28
Arthur J. Gallagher & Co.	869	28
Astoria Financial Corp.	697	28
New Plan Excel Realty Trust REIT	1,015	28
Valley National Bancorp	993	27
Eaton Vance Corp.	524	27
Assurant, Inc.	860	26
Axis Capital Holdings Ltd.	949	26
Friedman, Billings,
Ramsey Group, Inc. REIT	1,262	24
Fair, Isaac, Inc.	648	24
Brown & Brown, Inc.	544	24
Unitrin, Inc.	497	23
Federated Investors, Inc.	733	22
Hudson City Bancorp, Inc.	589	22
Dow Jones & Co., Inc.	498	21
Nationwide Financial Services, Inc.	538	21
Deluxe Corp.	527	20
Wilmington Trust Corp.	533	19
Mercury General Corp.	308	18
Montpelier Re Holdings Ltd.	470	18
Erie Indemnity Co. Class A	317	17
*WellChoice Inc.	309	17
*CapitalSource Inc.	621	16
BlackRock, Inc.	192	15
Transatlantic Holdings, Inc.	235	15
First National Bankshares of Florida	600	14
Student Loan Corp.	62	11
*BOK Financial Corp.	184	9
Total System Services, Inc.	362	9
Nuveen Investments, Inc. Class A	178	7
Capitol Federal Financial	190	7

		26,627

Health Care (12.5%)
Pfizer Inc.	76,494	2,057
Johnson & Johnson	30,137	1,911
*Amgen, Inc.	13,026	836
Merck & Co., Inc.	22,475	722
Abbott Laboratories	15,022	701
Medtronic, Inc.	12,212	607
UnitedHealth Group Inc.	6,736	593
Eli Lilly & Co.	10,322	586
Wyeth	13,483	574
Bristol-Myers Squibb Co.	19,741	506
*WellPoint Inc.	3,027	348

5

Large-Cap Index Fund	Shares	Market Value^ (000)

Schering-Plough Corp.	14,974	$313
*Genentech, Inc.	4,852	264
Cardinal Health, Inc.	4,329	252
*Biogen Idec Inc.	3,468	231
Guidant Corp.	3,203	231
*Boston Scientific Corp.	6,483	230
Baxter International, Inc.	6,236	215
*Zimmer Holdings, Inc.	2,510	201
Aetna Inc.	1,541	192
*Caremark Rx, Inc.	4,440	175
*Forest Laboratories, Inc.	3,728	167
*Gilead Sciences, Inc.	4,374	153
HCA Inc.	3,786	151
*St. Jude Medical, Inc.	3,549	149
*Genzyme Corp.-General Division	2,538	147
Becton, Dickinson & Co.	2,562	146
Stryker Corp.	2,680	129
*Medco Health Solutions, Inc.	2,746	114
Allergan, Inc.	1,351	110
Biomet, Inc.	2,416	105
McKesson Corp.	2,759	87
Quest Diagnostics, Inc.	834	80
*Laboratory Corp.
of America Holdings	1,394	69
*MedImmune Inc.	2,555	69
AmerisourceBergen Corp.	1,169	69
C.R. Bard, Inc.	1,043	67
*Varian Medical Systems, Inc.	1,367	59
Health Management
Associates Class A	2,520	57
*Sepracor Inc.	930	55
IMS Health, Inc.	2,303	53
*Express Scripts Inc.	662	51
*Tenet Healthcare Corp.	4,537	50
*Hospira, Inc.	1,483	50
*Coventry Health Care Inc.	922	49
Mylan Laboratories, Inc.	2,729	48
*Humana Inc.	1,524	45
*Patterson Cos	1,024	44
Beckman Coulter, Inc.	652	44
*Lincare Holdings, Inc.	1,005	43
*Celgene Corp.	1,576	42
DENTSPLY International Inc.	707	40
*Barr Pharmaceuticals Inc.	865	39
*Invitrogen Corp.	559	38
*Millennium Pharmaceuticals, Inc.	2,994	36
*Chiron Corp.	1,059	35
Omnicare, Inc.	1,003	35
*Kinetic Concepts, Inc.	446	34
*Watson Pharmaceuticals, Inc.	1,023	34
Bausch & Lomb, Inc.	516	33
*Henry Schein, Inc.	471	33
*Health Net Inc.	1,088	31
*IVAX Corp.	1,978	31
*ImClone Systems, Inc.	676	31
Manor Care, Inc.	863	31
*King Pharmaceuticals, Inc.	2,447	30
*Triad Hospitals, Inc.	797	30
*Cephalon, Inc.	526	27
*Millipore Corp.	498	25
Universal Health Services Class B	525	23
*Community Health Systems, Inc.	807	22
*WebMD Corp.	2,701	22

		14,907

Integrated Oils (4.8%)
ExxonMobil Corp.	65,936	3,380
ChevronTexaco Corp.	21,661	1,137
ConocoPhillips Co.	6,599	573
Occidental Petroleum Corp.	3,997	233
Marathon Oil Corp.	3,458	130
Unocal Corp.	2,680	116
Amerada Hess Corp.	842	69
Murphy Oil Corp.	853	69

		5,707

Other Energy (2.6%)
Schlumberger Ltd.	6,024	403
Devon Energy Corp.	4,623	180
Burlington Resources, Inc.	4,021	175
Halliburton Co.	4,436	174
Anadarko Petroleum Corp.	2,545	165
Apache Corp.	3,253	165
Baker Hughes, Inc.	3,403	145
*Transocean Inc.	3,234	137
Valero Energy Corp.	2,621	119
XTO Energy, Inc.	2,492	88
EOG Resources, Inc.	1,226	88
Williams Cos., Inc.	5,368	87
Kerr-McGee Corp.	1,399	81
*Nabors Industries, Inc.	1,513	78
BJ Services Co.	1,656	77
*Weatherford International Ltd.	1,350	69
GlobalSantaFe Corp.	2,036	67
El Paso Corp.	6,415	67
*Noble Corp.	1,335	66
Sunoco, Inc.	796	65
Peabody Energy Corp.	693	56
*Smith International, Inc.	1,023	56
Pioneer Natural Resources Co.	1,468	52
ENSCO International, Inc.	1,492	47
Chesapeake Energy Corp.	2,563	42

6

	Shares	Market Value^ (000)

Equitable Resources, Inc.	652	$40
*Newfield Exploration Co.	647	38
*Ultra Petroleum Corp.	793	38
Noble Energy, Inc.	530	33
Patterson-UTI Energy, Inc.	1,603	31
Pogo Producing Co.	623	30
*NRG Engergy	830	30
*National-Oilwell, Inc.	835	29
*Cooper Cameron Corp.	527	28
*Rowan Cos., Inc.	1,042	27
Diamond Offshore Drilling, Inc.	671	27
*Pride International, Inc.	1,287	26

		3,126

Materials & Processing (3.7%)
E.I. du Pont de Nemours & Co.	10,084	495
Dow Chemical Co.	9,540	472
Alcoa Inc.	8,850	278
International Paper Co.	4,699	197
Newmont Mining Corp.
(Holding Co.)	4,430	197
Weyerhaeuser Co.	2,482	167
Masco Corp.	4,483	164
Monsanto Co.	2,710	151
Praxair, Inc.	3,268	144
Air Products & Chemicals, Inc.	2,352	136
Archer-Daniels-Midland Co.	5,503	123
PPG Industries, Inc.	1,716	117
Phelps Dodge Corp.	978	97
Georgia Pacific Group	2,356	88
Nucor Corp.	1,557	82
*American Standard Cos., Inc.	1,864	77
MeadWestvaco Corp.	2,045	69
Ecolab, Inc.	1,926	68
Rohm & Haas Co.	1,504	67
Bunge Ltd.	1,160	66
Freeport-McMoRan Copper &
Gold, Inc. Class B	1,708	65
Avery Dennison Corp.	992	60
Lyondell Chemical Co.	1,979	57
United States Steel Corp.	1,102	56
Vulcan Materials Co.	1,006	55
Sherwin-Williams Co.	1,230	55
The St. Joe Co.	765	49
Smurfit-Stone Container Corp.	2,575	48
Eastman Chemical Co.	825	48
Ball Corp.	1,082	48
Precision Castparts Corp.	700	46
Fluor Corp.	841	46
*Sealed Air Corp.	837	45
Sigma-Aldrich Corp.	690	42
Engelhard Corp.	1,314	40
Ashland, Inc.	676	39
*Pactiv Corp.	1,544	39
*Energizer Holdings, Inc.	716	36
Temple-Inland Inc.	502	34
*Owens-Illinois, Inc.	1,483	34
Bemis Co., Inc.	1,114	32
Sonoco Products Co.	878	26
Valspar Corp.	498	25
*Jacobs Engineering Group Inc.	506	24
Bowater Inc.	525	23
*The Mosaic Co.	1,159	19
Lafarge North America Inc.	326	17
Packaging Corp. of America	661	16
*International Steel Group, Inc.	181	7

		4,386

Producer Durables (4.1%)
United Technologies Corp.	5,221	540
The Boeing Co.	7,311	379
Caterpillar, Inc.	3,443	336
Emerson Electric Co.	4,276	300
*Applied Materials, Inc.	17,296	296
Illinois Tool Works, Inc.	2,639	245
Lockheed Martin Corp.	3,805	211
Deere & Co.	2,525	188
Northrop Grumman Corp.	3,265	178
Ingersoll-Rand Co.	1,791	144
Danaher Corp.	2,479	142
*Xerox Corp.	8,348	142
*Lexmark International, Inc.	1,345	114
Pitney Bowes, Inc.	2,290	106
*Agilent Technologies, Inc.	4,314	104
*KLA-Tencor Corp.	2,010	94
Parker Hannifin Corp.	1,196	91
D. R. Horton, Inc.	2,144	86
Dover Corp.	2,058	86
Pulte Homes, Inc.	1,146	73
Centex Corp.	1,204	72
Lennar Corp. Class A	1,243	70
Rockwell Collins, Inc.	1,755	69
Cooper Industries, Inc. Class A	983	67
*Waters Corp.	1,225	57
W.W. Grainger, Inc.	815	54
KB HOME	462	48
*Thermo Electron Corp.	1,574	48
Pentair, Inc.	981	43
*American Tower Corp. Class A	2,311	43
Novellus Systems, Inc.	1,414	39
Diebold, Inc.	696	39
*LAM Research Corp.	1,310	38

7

Large-Cap Index Fund	Shares	Market Value^ (000)

*NVR, Inc.	48	$37
American Power
Conversion Corp.	1,693	36
Garmin Ltd.	593	36
Pall Corp.	1,212	35
Goodrich Corp.	1,058	35
*Teradyne, Inc.	1,860	32
Hubbell Inc. Class B	507	27
Tektronix, Inc.	861	26
*Alliant Techsystems, Inc.	357	23
Molex, Inc. Class A	867	23
Molex, Inc.	543	16

		4,868

Technology (13.9%)
Microsoft Corp.	99,209	2,650
International Business
Machines Corp.	16,973	1,673
Intel Corp.	65,045	1,521
*Cisco Systems, Inc.	67,358	1,300
*Dell Inc.	22,801	961
QUALCOMM Inc.	16,417	696
Hewlett-Packard Co.	29,139	611
*Oracle Corp.	39,033	536
Texas Instruments, Inc.	17,557	432
Motorola, Inc.	23,967	412
*EMC Corp.	24,395	363
*Apple Computer, Inc.	3,935	253
*Sun Microsystems, Inc.	33,633	181
General Dynamics Corp.	1,708	179
Raytheon Co.	4,538	176
*Symantec Corp.	6,458	166
*Corning, Inc.	14,005	165
*Lucent Technologies, Inc.	43,319	163
Adobe Systems, Inc.	2,482	156
Computer Associates
International, Inc.	4,651	144
Analog Devices, Inc.	3,840	142
Maxim Integrated Products, Inc.	3,218	136
*Juniper Networks, Inc.	4,588	125
*Veritas Software Corp.	4,289	122
Linear Technology Corp.	3,123	121
Electronic Data Systems Corp.	5,036	116
*Network Appliance, Inc.	3,355	111
*Computer Sciences Corp.	1,895	107
Xilinx, Inc.	3,427	102
Rockwell Automation, Inc.	1,875	93
*Broadcom Corp.	2,724	88
Autodesk, Inc.	2,302	87
*Intuit, Inc.	1,831	81
*Advanced Micro Devices, Inc.	3,649	80
*Altera Corp.	3,720	77
*Flextronics International Ltd.	5,530	76
*Affiliated Computer
Services, Inc. Class A	1,248	75
L-3 Communications Holdings, Inc.	1,009	74
*Avaya Inc.	4,191	72
*NCR Corp.	996	69
*Micron Technology, Inc.	5,504	68
*Marvell Technology Group Ltd.	1,891	67
National Semiconductor Corp.	3,629	65
Microchip Technology, Inc.	2,051	55
*Cognizant Technology
Solutions Corp.	1,269	54
Scientific-Atlanta, Inc.	1,611	53
*Solectron Corp.	9,446	50
*Siebel Systems, Inc.	4,674	49
*Comverse Technology, Inc.	1,987	49
*Freescale Semiconductor, Inc.	2,607	48
*McAfee Inc.	1,641	47
*Sanmina-SCI Corp.	5,232	44
*JDS Uniphase Corp.	13,669	43
Seagate Technology	2,484	43
*Mercury Interactive Corp.	937	43
Jabil Circuit, Inc.	1,665	43
Harris Corp.	670	41
Citrix Systems, Inc.	1,686	41
Applera Corp.-
Applied Biosystems Group	1,950	41
Symbol Technologies, Inc.	2,330	40
*BMC Software, Inc.	2,153	40
*SanDisk Corp.	1,557	39
*NVIDIA Corp.	1,590	37
*Zebra Technologies Corp. Class A	658	37
*Cadence Design Systems, Inc.	2,678	37
*Tellabs, Inc.	4,115	35
*Unisys Corp.	3,384	34
*Storage Technology Corp.	1,048	33
*BEA Systems, Inc.	3,688	33
*QLogic Corp.	883	32
*Amphenol Corp.	880	32
*Synopsys, Inc.	1,582	31
*Ceridian Corp.	1,507	28
*Novell, Inc.	3,723	25
*Ingram Micro, Inc. Class A	1,162	24
*Freescale Semiconductor Inc.	1,324	24
*Intersil Corp.	1,372	23
*NAVTEQ Corp.	489	23
*Compuware Corp.	3,478	23

8

	Shares	Market Value^ (000)

*Vishay Intertechnology, Inc.	1,496	$22
*ADC Telecommunications, Inc.	8,026	22
*LSI Logic Corp.	3,856	21
*Red Hat, Inc.	1,518	20
*UTStarcom, Inc.	901	20
*PMC Sierra Inc.	1,630	18
*Fairchild Semiconductor
International, Inc.	1,122	18
National Instruments Corp.	635	17
*3Com Corp.	3,483	15
*Agere Systems Inc. Class B	7,946	11
*Agere Systems Inc. Class A	6,921	9
AVX Corp.	447	6

		16,465

Utilities (7.0%)
Verizon Communications Inc.	28,117	1,139
SBC Communications Inc.	33,616	866
BellSouth Corp.	18,457	513
*Comcast Corp. Class A	12,991	432
Sprint Corp.	13,758	342
*Nextel Communications, Inc.	10,373	311
Exelon Corp.	6,714	296
*Comcast Corp. Special Class A	8,709	286
Southern Co.	7,538	253
Duke Energy Corp.	9,498	241
Dominion Resources, Inc.	3,456	234
TXU Corp.	2,872	185
ALLTEL Corp.	2,927	172
Entergy Corp.	2,338	158
AT&T Corp.	8,083	154
*PG&E Corp.	4,313	144
American Electric Power Co., Inc.	4,069	140
FPL Group, Inc.	1,831	137
FirstEnergy Corp.	3,345	132
Public Service
Enterprise Group, Inc.	2,383	123
Progress Energy, Inc.	2,373	107
Consolidated Edison Inc.	2,413	106
PPL Corp.	1,939	103
Ameren Corp.	2,003	100
Edison International	2,931	94
*AES Corp.	6,228	85
Constellation Energy Group, Inc.	1,809	79
Sempra Energy	2,050	75
Cinergy Corp.	1,805	75
Xcel Energy, Inc.	4,067	74
DTE Energy Co.	1,706	74
Kinder Morgan, Inc.	985	72
*Qwest Communications
International Inc.	15,266	68
KeySpan Corp.	1,554	61
*NTL Inc.	825	60
NiSource, Inc.	2,606	59
*Cablevision Systems NY
Group Class A	2,305	57
MCI Inc.	2,455	50
CenturyTel, Inc.	1,283	46
SCANA Corp.	1,077	42
Questar Corp.	832	42
Pepco Holdings, Inc.	1,936	41
Citizens Communications Co.	2,911	40
Wisconsin Energy Corp.	1,181	40
Pinnacle West Capital Corp.	889	39
Telephone & Data Systems, Inc.	507	39
Energy East Corp.	1,410	38
*UnitedGlobalCom Inc. Class A	3,521	34
DPL Inc.	1,323	33
TECO Energy, Inc.	2,001	31
MDU Resources Group, Inc.	1,121	30
CenterPoint Energy Inc.	2,641	30
NSTAR	516	28
Puget Energy, Inc.	1,085	27
Northeast Utilities	1,322	25
*Nextel Partners, Inc.	1,132	22
*Level 3 Communications, Inc.	3,795	13
*U.S. Cellular Corp.	163	7

		8,304

Other (5.4%)
General Electric Co.	107,024	3,906
Tyco International Ltd.	20,378	728
3M Co.	7,511	616
Honeywell International Inc.	8,319	295
*Berkshire Hathaway Inc. Class B	85	250
Johnson Controls, Inc.	1,963	125
Fortune Brands, Inc.	1,499	116
Eaton Corp.	1,505	109
Textron, Inc.	1,314	97
ITT Industries, Inc.	850	72
Brunswick Corp.	874	43
SPX Corp.	716	29
Hillenbrand Industries, Inc.	515	29
	6,415

TOTAL COMMON STOCKS
(Cost $112,339)		118,984

9

Large-Cap Index Fund	Shares	Market Value^ (000)

TEMPORARY CASH INVESTMENT (1.5%)
Vanguard Market
Liquidity Fund, 2.26%**
(Cost $1,743)	1,743,199	$1,743

TOTAL INVESTMENTS (101.6%)
(Cost $114,082)	120,727

OTHER ASSETS AND LIABILITIES (-1.6%)
Other Assets--Note B	1,077
Liabilities	(2,975)
	(1,898)

NET ASSETS (100%)	$118,829

  •See Note A in Notes to Financial Statements.
  *Non-income-producing security.
**Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

Amount (000)
AT DECEMBER 31, 2004, NET ASSETS CONSISTED OF:

Paid-in Capital	$112,193
Overdistributed Net Investment Income	(9)
Accumulated Net Realized Gains	--
Unrealized Appreciation	6,645

NET ASSETS	$118,829

Investor Shares--Net Assets
Applicable to 2,071,063 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$44,347

NET ASSET VALUE PER SHARE--
INVESTOR SHARES	$21.41

Admiral Shares--Net Assets
Applicable to 1,000,673 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$26,787

NET ASSET VALUE PER SHARE--
ADMIRAL SHARES	$26.77

VIPER Shares--Net Assets
Applicable to 900,000 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$47,695

NET ASSET VALUE PER SHARE--
VIPER SHARES	$52.99

See Note C in Notes to Financial Statements for the tax-basis components of net assets.

10

THIS PAGE INTENTIONALLY LEFT BLANK.

© 2005 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

F03070 022005

As of 12/31/2004

VANGUARD® U.S. STOCK INDEX FUNDS TOTAL
STOCK MARKET INDEX FUND

A CHANGE IN THE WAY WE LIST FUND HOLDINGS

As you will see below, the list of the fund’s investments is shorter than it used to be. This is because the Securities and Exchange Commission now permits mutual fund companies to publish an abbreviated list of fund holdings in semiannual and annual reports. We think the SEC decision is good news for shareholders because it allows us to highlight essential information while also helping us to save money for you. The list focuses on the securities that are most important to your fund and excludes details about smaller holdings that have a minimal impact on performance. And because the list is so much shorter, your fund will see substantial savings in printing and mailing costs and in the amount of paper we use.

The Statement of Net Assets—Investments Summary lists the fund’s 50 largest holdings, along with any other holdings that, in total for any issuer, represent 1% or more of the fund’s assets. If you want to see a complete list of your fund’s securities, please see the instructions in the last paragraph below.

This Statement should be read in conjunction with the Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, Notes to Financial Statements, and Report of Independent Registered Public Accounting Firm, all of which appear in the accompanying report.

STATEMENT OF NET ASSETS—INVESTMENTS SUMMARY

This Statement summarizes the fund’s holdings by asset type (common stocks, bonds, etc.) and by industry sector according to Frank Russell Company. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund’s Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

At the end of the Statement, you will find a table displaying the composition of the fund’s net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 1-800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website; Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of the accompanying report for further information).

Total Stock Market Index Fund	Shares	Market Value^ (000)	Percentage of Net Assets
COMMON STOCKS(1)

Auto & Transportation
United Parcel Service, Inc.	4,304,932	$367,899	0.6%
**Other--Auto & Transportation	1,203,979	2.2%

		1,571,878	2.8%

1

Total Stock Market Index Fund	Shares	Market Value^ (000)	Percentage of Net Assets
Consumer Discretionary
Wal-Mart Stores, Inc.	16,305,739	$861,269	1.5%
Home Depot, Inc.	8,489,263	362,831	0.6%
* Time Warner, Inc.	16,809,282	326,772	0.6%
* eBay Inc.	2,524,627	293,564	0.5%
Viacom Inc. Class B	6,290,031	228,894	0.4%
The Walt Disney Co.	7,837,728	217,889	0.4%
**Other--Consumer Discretionary	7,260,983	12.8%

		9,552,202	16.8%

Consumer Staples
The Procter & Gamble Co.	9,709,328	534,790	0.9%
Altria Group, Inc.	7,836,210	478,792	0.8%
The Coca-Cola Co.	9,338,930	388,780	0.7%
PepsiCo, Inc.	6,469,811	337,724	0.6%
Kraft Foods Inc.	6,530,693	232,558	0.4%
**Other--Consumer Staples	1,735,808	3.1%

		3,708,452	6.5%

Financial Services
Citigroup, Inc.	19,750,906	951,599	1.7%
Bank of America Corp.	15,535,031	729,991	1.3%
American International Group, Inc.	9,950,549	653,453	1.1%
JPMorgan Chase & Co.	13,603,997	530,692	0.9%
Wells Fargo & Co.	6,445,070	400,561	0.7%
Wachovia Corp.	6,132,253	322,557	0.6%
American Express Co.	4,841,987	272,943	0.5%
Fannie Mae	3,696,698	263,242	0.5%
Morgan Stanley	4,195,111	232,913	0.4%
U.S. Bancorp	7,177,331	224,794	0.4%
Merrill Lynch & Co., Inc.	3,577,095	213,803	0.4%
**Other--Financial Services	7,760,593	13.5%

		12,557,141	22.0%

Health Care
Pfizer Inc.	28,837,777	775,448	1.4%
Johnson & Johnson	11,335,814	718,917	1.3%
*Amgen, Inc.	4,835,165	310,176	0.5%
Abbott Laboratories	5,962,409	278,146	0.5%
Merck & Co., Inc.	8,473,711	272,345	0.5%
Eli Lilly & Co.	4,313,781	244,807	0.4%
Medtronic, Inc.	4,619,044	229,428	0.4%
UnitedHealth Group Inc.	2,538,607	223,474	0.4%
*Genentech, Inc.	4,008,761	218,237	0.4%
Wyeth	5,094,070	216,956	0.4%
**Other--Health Care	3,415,628	5.9%

		6,903,562	12.1%

Integrated Oils
ExxonMobil Corp.	24,977,635	1,280,354	2.2%
ChevronTexaco Corp.	8,135,461	427,193	0.7%
ConocoPhillips Co.	2,619,332	227,437	0.4%
**Other--Integrated Oils	253,896	0.5%

		2,188,880	3.8%

Other Energy
**Other--Other Energy		1,639,948	2.9%

2

Total Stock Market Index Fund	Shares	Market Value^ (000)	Percentage of Net Assets
Materials & Processing
**Other--Materials & Processing		$2,480,579	4.3%

Producer Durables
**Other--Producer Durables		2,578,513	4.5%

Technology
Microsoft Corp.	41,520,638	1,109,016	1.9%
International Business Machines Corp.	6,570,627	647,732	1.1%
Intel Corp.	24,500,044	573,056	1.0%
*Cisco Systems, Inc.	25,823,417	498,392	0.9%
*Dell Inc.	9,635,755	406,051	0.7%
*Oracle Corp.	19,748,190	270,945	0.5%
QUALCOMM Inc.	6,216,781	263,592	0.5%
Hewlett-Packard Co.	11,646,083	244,218	0.4%
**Other--Technology	3,526,838	6.2%

		7,539,840	13.2%

Utilities
Verizon Communications Inc.	10,573,293	428,324	0.8%
SBC Communications Inc.	12,648,701	325,957	0.6%
*Comcast Corp. Class A	7,945,296	264,419	0.5%
**Other--Utilities	2,567,289	4.4%

		3,585,989	6.3%

Other
General Electric Co.	40,323,912	1,471,823	2.6%
*Berkshire Hathaway Inc. Class A	5,423	476,682	0.8%
3M Co.	2,992,884	245,626	0.4%
**Other--Other Securities	459,232	0.9%

		2,653,363	4.7%

TOTAL COMMON STOCKS
(Cost $48,265,803)		56,960,347	99.9%(1)

TEMPORARY CASH INVESTMENTS
Money Market Fund
Vanguard Market Liquidity Fund, 2.26%+	125,968,201	125,968	0.2%
Vanguard Market Liquidity Fund,
2.26%+--Note E	1,115,321,590	1,115,322	2.0%

		1,241,290	2.2%

	Face
	Amount
	(000)

U.S. Government and Agency Obligations
Federal National Mortgage Assn.++
(2)1.84%, 1/10/2005	$5,000	4,998	0.0%
U.S. Treasury Bill
(2)1.74%, 1/27/2005	11,000	10,986	0.0%

		15,984	0.0%

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $1,257,274)	1,257,274	2.2%(1)

TOTAL INVESTMENTS
(Cost $49,523,077)	58,217,621	102.1%

3

Total Stock Market Index Fund	Market Value^ (000)	Percentage of Net Assets
OTHER ASSETS AND LIABILITIES

Other Assets--Note B	$190,837	0.3%
Liabilities--Note E	(1,394,324)	(2.4%)

	(1,203,487)	(2.1%)

NET ASSETS	$57,014,134	100.0%

 •See Note A in Notes to Financial Statements.
 *Non-income-producing security.
**Represents the aggregate value of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
 †Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. ††The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 2.0%, respectively, of net assets. See Note C in Notes to Financial Statements.
(2)Securities with an aggregate value of $15,984,000 have been segregated as initial margin for open futures contracts.

AT DECEMBER 31, 2004, NET ASSETS CONSISTED OF:
Amount (000)

Paid-in Capital	$49,367,917
Overdistributed Net Investment Income	(34,319)
Accumulated Net Realized Losses	(1,015,223)
Unrealized Appreciation
Investment Securities	8,694,544
Futures Contracts	1,215

NET ASSETS	$57,014,134

Investor Shares--Net Assets
Applicable to 1,102,512,546 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$31,718,112

NET ASSET VALUE PER SHARE--INVESTOR SHARES	$28.77

Admiral Shares--Net Assets
Applicable to 377,343,306 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$10,856,338

NET ASSET VALUE PER SHARE--ADMIRAL SHARES	$28.77

Institutional Shares--Net Assets
Applicable to 353,806,890 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$10,180,502

NET ASSET VALUE PER SHARE--INSTITUTIONAL SHARES	$28.77

VIPER Shares--Net Assets
Applicable to 36,031,436 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$4,259,182

NET ASSET VALUE PER SHARE--VIPER SHARES	$118.21

See Note C in Notes to Financial Statements for the tax-basis components of net assets.

© 2005 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

F850 022005

4

Item 2: Code of Ethics. The Board of Trustees has adopted a code of ethics that applies to the principal executive officer, principal financial officer, principal accounting officer or controller of the Registrant and The Vanguard Group, Inc., and to persons performing similar functions.

Item 3: Audit Committee Financial Expert. All of the members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts. The members of the Audit Committee are: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, Burton G. Malkiel, Alfred M. Rankin, Jr., and J. Lawrence Wilson. All Audit Committee members are independent under applicable rules.

Item 4: Principal Accountant Fees and Services.

(a)     Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended December 31, 2004: $190,000
Fiscal Year Ended December 31, 2003: $153,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group

Fiscal Year Ended December 31, 2004: $1,685,500
Fiscal Year Ended December 31, 2003: $1,620,200

(b)     Audit-Related Fees.

Fiscal Year Ended December 31, 2004: $257,800
Fiscal Year Ended December 31, 2003: $324,460

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c)     Tax Fees.

Fiscal Year Ended December 31, 2004: $76,400
Fiscal Year Ended December 31, 2003: $409,900

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d)     All Other Fees.

Fiscal Year Ended December 31, 2004: $0
Fiscal Year Ended December 31, 2003: $31,000

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e)     (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

        In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, members of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

        The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or other registered investment companies in the Vanguard Group.

    (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)     For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)    Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2004: $76,400
Fiscal Year Ended December 31, 2003: $440,900

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h)     For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants. The Registrant is a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934 ("Exchange Act"). The Registrant has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant's Audit Committee members are: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, Burton G. Malkiel, Alfred M. Rankin, Jr., and J. Lawrence Wilson.

Item 6: SEE BELOW

Vanguard Small-Cap Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

COMMON STOCKS (99.9%)(1)

Auto &Transportation (4.8%)
BorgWarner, Inc.	334,025	18,094
Polaris Industries, Inc.	255,238	17,361
*Navistar International Corp.	376,197	16,545
CNF Inc.	304,953	15,278
J.B. Hunt Transport Services, Inc.	338,272	15,171
*Yellow Roadway Corp.	259,061	14,432
Oshkosh Truck Corp.	206,024	14,088
*The Goodyear Tire &Rubber Co.	944,484	13,846
*Landstar System, Inc.	181,176	13,342
*Laidlaw International Inc.	621,354	13,297
Tidewater Inc.	341,347	12,155
*AMR Corp.	961,788	10,532
Alexander &Baldwin, Inc.	229,445	9,733
OMI Corp.	560,084	9,437
Cooper Tire &Rubber Co.	402,924	8,683
Overseas Shipholding Group Inc.	153,140	8,453
ArvinMeritor, Inc.	373,692	8,359
Thor Industries, Inc.	221,766	8,216
American Axle &Manufacturing Holdings, Inc.	264,078	8,097
Visteon Corp.	775,543	7,577
UTI Worldwide, Inc.	110,879	7,542
Werner Enterprises, Inc.	308,219	6,978
*Swift Transportation Co., Inc.	310,991	6,680
Skywest, Inc.	331,607	6,652
*Kansas City Southern	375,081	6,650
Heartland Express, Inc.	291,302	6,546
*EGL, Inc.	213,642	6,386
Florida East Coast Industries, Inc. Class A	140,687	6,345
USF Corp.	166,191	6,307
Winnebago Industries, Inc.	161,145	6,294
Modine Manufacturing Co.	185,756	6,273
Overnite Corp.	167,568	6,240
Arkansas Best Corp.	134,078	6,019
*Forward Air Corp.	122,207	5,463
Knight Transportation, Inc.	218,607	5,421
*Continental Airlines, Inc. Class B	397,775	5,386
*Alaska Air Group, Inc.	160,665	5,381
Wabtec Corp.	244,873	5,221
*Kirby Corp.	117,595	5,219
*Delta Air Lines, Inc.	676,668	5,061
*AirTran Holdings, Inc.	460,821	4,931
*Wabash National Corp.	181,391	4,885
*Pacer International, Inc.	223,110	4,743
*General Maritime Corp.	113,192	4,522
*Fleetwood Enterprises, Inc.	331,595	4,463
*Tenneco Automotive, Inc.	251,042	4,328
*Offshore Logistics, Inc.	129,651	4,211
*Old Dominion Freight Line, Inc.	118,891	4,137
*Genesee &Wyoming Inc. Class A	144,754	4,072
Superior Industries International, Inc.	127,436	3,702
*Northwest Airlines Corp. Class A	336,272	3,675
*TBC Corp.	126,257	3,510
*Aviall Inc.	145,219	3,336
Monaco Coach Corp.	158,243	3,255
Bandag, Inc.	63,945	3,185
*RailAmerica, Inc.	219,142	2,860

Vanguard Small-Cap Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

Sea Containers Ltd. Class A	123,919	2,440
*Frontier Airlines, Inc.	212,704	2,427
*ExpressJet Holdings, Inc.	178,654	2,301
*Keystone Automotive Industries, Inc.	93,012	2,163
Arctic Cat, Inc.	79,543	2,109
*Gulfmark Offshore, Inc.	90,135	2,007
*Hayes Lemmerz International, Inc.	215,028	1,899
*Stoneridge, Inc.	101,790	1,540
*Mesa Air Group Inc.	189,179	1,502
Coachmen Industries, Inc.	83,856	1,456
*Strattec Security Corp.	23,053	1,444
Marine Products Corp.	54,399	1,420
*America West Holdings Corp. Class B	212,845	1,401
*Aftermarket Technology Corp.	75,709	1,219
*Covenant Transport, Inc.	51,597	1,074
*Collins &Aikman Corp.	226,133	986
*P.A.M. Transportation Services, Inc.	40,221	754
Bandag, Inc. Class A	4,928	228

		456,945

Consumer Discretionary (18.7%)
*Monster Worldwide Inc.	647,307	21,775
*Getty Images, Inc.	283,926	19,548
*Activision, Inc.	828,267	16,714
*Tech Data Corp.	347,790	15,790
OfficeMax, Inc.	500,633	15,710
The Corporate Executive Board Co.	233,523	15,632
American Eagle Outfitters, Inc.	329,368	15,513
*Service Corp. International	2,021,535	15,060
Station Casinos, Inc.	272,775	14,915
*The Cheesecake Factory	441,876	14,348
The Neiman Marcus Group, Inc. Class A	200,339	14,332
*Urban Outfitters, Inc.	314,862	13,980
The Brink's Co.	339,540	13,419
*O'Reilly Automotive, Inc.	296,728	13,368
*ITT Educational Services, Inc.	273,691	13,014
Applebee's International, Inc.	491,177	12,992
*Education Management Corp.	374,599	12,365
CBRL Group, Inc.	291,679	12,207
*BJ's Wholesale Club, Inc.	416,845	12,144
Snap-On Inc.	351,888	12,091
*Penn National Gaming, Inc.	193,767	11,733
Regis Corp.	251,891	11,625
Borders Group, Inc.	456,846	11,604
*PETCO Animal Supplies, Inc.	292,776	11,559
*Barnes &Noble, Inc.	356,468	11,503
*Copart, Inc.	430,874	11,341
The Toro Co.	136,433	11,099
*R.H. Donnelley Corp.	187,262	11,058
Adesa, Inc.	521,065	11,057
*Timberland Co.	175,732	11,013
Dillard's Inc.	407,135	10,940
*Valassis Communications, Inc.	309,920	10,850
*Laureate Education Inc.	245,882	10,841
*Sonic Corp.	353,699	10,788
Claire's Stores, Inc.	505,021	10,732
*Marvel Enterprises Inc.	522,725	10,705
*Earthlink, Inc.	925,107	10,657

Vanguard Small-Cap Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*Quiksilver, Inc.	349,776	10,420
Pier 1 Imports Inc.	523,121	10,305
Ruby Tuesday, Inc.	392,903	10,247
*Corinthian Colleges, Inc.	540,656	10,189
IKON Office Solutions, Inc.	874,317	10,107
Lee Enterprises, Inc.	219,261	10,104
SCP Pool Corp.	316,144	10,085
MSC Industrial Direct Co., Inc. Class A	277,854	9,997
Maytag Corp.	472,335	9,966
*Pacific Sunwear of California, Inc.	443,765	9,878
Saks Inc.	679,274	9,856
*Waste Connections, Inc.	287,162	9,835
Strayer Education, Inc.	88,554	9,722
Boyd Gaming Corp.	233,393	9,721
American Greetings Corp. Class A	380,576	9,648
*The Yankee Candle Co., Inc.	286,400	9,503
*Take-Two Interactive Software, Inc.	270,002	9,393
*Gaylord Entertainment Co.	225,737	9,375
Harte-Hanks, Inc.	359,977	9,352
*Zale Corp.	310,982	9,289
*AnnTaylor Stores Corp.	427,255	9,199
*United Stationers, Inc.	198,833	9,186
*CNET Networks, Inc.	815,331	9,156
*CEC Entertainment Inc.	219,296	8,765
*Scientific Games Corp.	365,604	8,716
Catalina Marketing Corp.	280,778	8,319
Reader's Digest Association, Inc.	595,876	8,289
Ethan Allen Interiors, Inc.	205,216	8,213
*P.F. Chang's China Bistro, Inc.	145,555	8,202
*Big Lots Inc.	672,669	8,159
*Jack in the Box Inc.	220,246	8,120
*Corrections Corp. of America REIT	200,055	8,092
Media General, Inc. Class A	124,750	8,085
*Radio One, Inc. Class D	493,680	7,958
*Guitar Center, Inc.	150,368	7,923
John Wiley &Sons Class A	225,464	7,855
Furniture Brands International Inc.	311,075	7,792
*MPS Group, Inc.	630,132	7,725
*Fossil, Inc.	296,438	7,601
*Scholastic Corp.	204,361	7,553
*Gemstar-TV Guide International, Inc.	1,267,290	7,502
*Navigant Consulting, Inc.	281,268	7,482
*Argosy Gaming Co.	158,700	7,411
*Aeropostale, Inc.	251,603	7,405
*Ask Jeeves, Inc.	275,813	7,378
Wolverine World Wide, Inc.	234,146	7,357
*Arbitron Inc.	186,507	7,307
*InfoSpace, Inc.	153,311	7,290
Grey Global Group Inc.	6,581	7,239
*Aztar Corp.	207,147	7,234
*Resources Connection, Inc.	132,548	7,199
Matthews International Corp.	193,084	7,105
*Panera Bread Co.	171,444	6,913
*Tractor Supply Co.	183,115	6,814
*Jarden Corp.	154,548	6,714
*Linens 'n Things, Inc.	270,106	6,699
*United Natural Foods, Inc.	215,373	6,698
Banta Corp.	149,069	6,672
*Charming Shoppes, Inc.	706,745	6,622

Vanguard Small-Cap Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*Shuffle Master, Inc.	138,744	6,535
Tupperware Corp.	315,311	6,533
ADVO, Inc.	182,534	6,507
*Rare Hospitality International Inc.	202,404	6,449
Choice Hotel International, Inc.	109,649	6,360
Nu Skin Enterprises, Inc.	248,775	6,314
Blockbuster Inc. Class A	652,934	6,229
*DeVry, Inc.	357,786	6,211
*Tommy Hilfiger Corp.	549,363	6,197
*Men's Wearhouse, Inc.	192,590	6,155
*Dick's Sporting Goods, Inc.	173,485	6,098
*ValueClick, Inc.	455,334	6,070
Hollinger International, Inc.	382,366	5,995
*Insight Enterprises, Inc.	290,262	5,956
*The Warnaco Group, Inc.	274,773	5,935
*Emmis Communications, Inc.	306,422	5,880
*CMGI Inc.	2,250,006	5,738
Kellwood Co.	165,308	5,703
Jackson Hewitt Tax Service Inc.	224,633	5,672
*Helen of Troy Ltd.	167,541	5,631
*Tetra Tech, Inc.	335,850	5,622
The Pep Boys (Manny, Moe &Jack)	329,168	5,619
*DoubleClick Inc.	720,690	5,607
*Tempur-Pedic International Inc.	263,652	5,589
Aaron Rents, Inc. Class B	222,126	5,553
Bob Evans Farms, Inc.	210,829	5,511
Callaway Golf Co.	405,209	5,470
*THQ Inc.	234,319	5,375
*FTI Consulting, Inc.	254,692	5,366
*Overstock.com, Inc.	75,868	5,235
*School Specialty, Inc.	135,374	5,220
Watson Wyatt &Co. Holdings	193,185	5,206
*Global Imaging Systems, Inc.	131,138	5,180
*Bright Horizons Family Solutions, Inc.	79,502	5,149
*Sirva Inc.	263,609	5,067
Blyth, Inc.	171,127	5,059
*Too Inc.	206,563	5,053
G &K Services, Inc. Class A	116,109	5,041
*Payless ShoeSource, Inc.	407,152	5,008
Chemed Corp.	74,276	4,985
*Cumulus Media Inc.	327,720	4,942
*Tuesday Morning Corp.	159,461	4,884
ABM Industries Inc.	246,353	4,858
*Korn/Ferry International	233,297	4,841
IHOP Corp.	114,726	4,806
La-Z-Boy Inc.	310,813	4,777
*Hot Topic, Inc.	277,570	4,771
*Pinnacle Entertainment, Inc.	238,516	4,718
*West Corp.	141,286	4,678
*Red Robin Gourmet Burgers	86,182	4,608
K-Swiss, Inc.	157,213	4,578
*Dollar Thrifty Automotive Group, Inc.	150,530	4,546
*CoStar Group, Inc.	98,152	4,533
*CSK Auto Corp.	270,313	4,525
*Hollywood Entertainment Corp.	344,893	4,515
*Wesco International, Inc.	151,567	4,492
*Coldwater Creek Inc.	144,344	4,456
Liberty Corp.	101,039	4,442
Finish Line, Inc.	241,519	4,420

Vanguard Small-Cap Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*Stage Stores, Inc.	106,419	4,419
*Central Garden and Pet Co.	105,341	4,397
*Journal Register Co.	225,985	4,368
Sonic Automotive, Inc.	175,124	4,343
*WMS Industries, Inc.	127,148	4,265
The Nautilus Group, Inc.	176,281	4,261
Phillips-Van Heusen Corp.	157,315	4,248
*Cost Plus, Inc.	130,567	4,195
*Krispy Kreme Doughnuts, Inc.	332,713	4,192
*Cabela's Inc.	183,963	4,183
*Stewart Enterprises, Inc. Class A	593,088	4,146
Gray Television, Inc.	264,909	4,106
*Genesco, Inc.	131,693	4,101
Landry's Restaurants, Inc.	140,140	4,072
*ProQuest Co.	136,217	4,046
Talbots Inc.	148,388	4,041
*99 Cents Only Stores	249,557	4,033
*Labor Ready, Inc.	238,169	4,030
Christopher &Banks Corp.	218,019	4,022
*CKE Restaurants Inc.	276,297	4,009
*K2 Inc.	251,319	3,991
The Neiman Marcus Group, Inc. Class B	58,704	3,921
*Heidrick &Struggles International, Inc.	114,358	3,919
*Charter Communications, Inc.	1,732,484	3,881
*The Children's Place Retail Stores, Inc.	104,691	3,877
*Ryan's Restaurant Group, Inc.	249,316	3,844
Blockbuster Inc. Class B	431,030	3,797
*Alliance Gaming Corp.	274,867	3,796
*The Sports Authority, Inc.	146,521	3,773
Viad Corp.	132,305	3,769
*Coinstar, Inc.	139,723	3,749
*Select Comfort Corp.	208,590	3,742
*Hibbett Sporting Goods, Inc.	140,060	3,727
United Auto Group, Inc.	124,446	3,682
*Group 1 Automotive, Inc.	116,293	3,663
*MAXIMUS, Inc.	116,825	3,636
*Elizabeth Arden, Inc.	151,248	3,591
Speedway Motorsports, Inc.	90,647	3,552
Cato Corp. Class A	121,099	3,490
*Universal Technical Institute Inc.	91,402	3,484
Fred's, Inc.	199,925	3,479
*The Advisory Board Co.	94,324	3,479
*United Online, Inc.	300,656	3,467
*JAKKS Pacific, Inc.	156,242	3,455
Kelly Services, Inc. Class A	113,769	3,434
Oxford Industries, Inc.	82,587	3,411
*GameStop Corp. Class B	151,002	3,384
World Fuel Services Corp.	67,834	3,378
*RC2 Corp.	103,136	3,362
*Electronics Boutique Holdings Corp.	78,244	3,360
Big 5 Sporting Goods Corp.	115,261	3,359
*Consolidated Graphics, Inc.	73,166	3,358
Lone Star Steakhouse &Saloon, Inc.	118,165	3,309
*Priceline.com, Inc.	139,304	3,286
*ShopKo Stores, Inc.	175,649	3,281
Bowne &Co., Inc.	200,591	3,262
*NetFlix.com, Inc.	264,423	3,260
Rollins, Inc.	122,721	3,230
*Jo-Ann Stores, Inc.	114,864	3,163

Vanguard Small-Cap Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*Carter's, Inc.	92,811	3,155
Ameristar Casinos, Inc.	72,872	3,142
Gevity HR, Inc.	152,767	3,141
*Steak n Shake Co.	156,227	3,137
The Marcus Corp.	123,364	3,101
Brown Shoe Co., Inc.	103,058	3,074
*Lin TV Corp.	160,528	3,066
*Spherion Corp.	363,336	3,052
Russell Corp.	155,939	3,038
*Six Flags, Inc.	555,468	2,983
Handleman Co.	137,820	2,960
Movie Gallery, Inc.	154,182	2,940
*Amerco, Inc.	63,456	2,918
*The Pantry, Inc.	96,827	2,914
Journal Communications, Inc.	161,001	2,909
*Midway Games Inc.	276,433	2,903
*Entravision Communications Corp.	337,495	2,818
*Stein Mart, Inc.	164,726	2,810
American Woodmark Corp.	63,870	2,790
*GameStop Corp.	122,613	2,742
Burlington Coat Factory Warehouse Corp.	119,957	2,723
*Multimedia Games Inc.	172,655	2,721
Pulitzer, Inc.	41,267	2,676
*Steiner Leisure Ltd.	85,876	2,566
Orient-Express Hotel Ltd.	123,397	2,538
*Insight Communications Co., Inc.	273,339	2,534
*Wireless Facilities, Inc.	268,018	2,530
Sinclair Broadcast Group, Inc.	273,653	2,520
The Stride Rite Corp.	225,297	2,517
*California Pizza Kitchen, Inc.	108,744	2,501
*Spanish Broadcasting System, Inc.	236,806	2,501
*O'Charley's Inc.	127,469	2,492
*aQuantive, Inc.	274,649	2,455
*Harris Interactive Inc.	307,312	2,428
*Papa John's International, Inc.	70,203	2,418
Lithia Motors, Inc.	89,871	2,410
*Teletech Holdings Inc.	244,985	2,374
*PRIMEDIA Inc.	622,402	2,365
*The Gymboree Corp.	183,670	2,355
*A.C. Moore Arts &Crafts, Inc.	81,529	2,349
*The Dress Barn, Inc.	132,770	2,337
*infoUSA Inc.	207,448	2,321
Churchill Downs, Inc.	51,671	2,310
*Martha Stewart Living Omnimedia, Inc.	79,104	2,296
Triarc Cos., Inc. Class B	183,622	2,251
*Cross Country Healthcare, Inc.	124,414	2,249
Pre-Paid Legal Services, Inc.	59,837	2,247
The Topps Co., Inc.	230,364	2,246
*MarineMax, Inc.	75,190	2,238
*Leapfrog Enterprises, Inc.	163,368	2,222
*Vertrue Inc.	58,226	2,199
*TiVo Inc.	360,153	2,114
*Brightpoint, Inc.	107,217	2,095
Oakley, Inc.	163,378	2,083
*LKQ Corp.	102,550	2,058
CSS Industries, Inc.	64,341	2,043
*Isle of Capri Casinos, Inc.	79,379	2,036
Kenneth Cole Productions, Inc.	65,877	2,033
*Central European Distribution Corp.	68,439	2,022

Vanguard Small-Cap Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*West Marine, Inc.	80,870	2,002
Movado Group, Inc.	106,955	1,995
Lawson Products, Inc.	39,384	1,986
Courier Corp.	38,213	1,984
*Vail Resorts Inc.	87,307	1,957
*USANA Health Sciences, Inc.	56,779	1,942
Haverty Furniture Cos., Inc.	103,687	1,918
bebe stores, inc.	70,452	1,901
*ValueVision Media, Inc.	131,908	1,835
*Salem Communications Corp.	73,117	1,824
Central Parking Corp.	120,338	1,823
*Life Time Fitness, Inc.	70,309	1,820
*SOURCECORP, Inc.	94,364	1,803
*J. Jill Group, Inc.	120,206	1,790
*Alloy, Inc.	219,054	1,768
*LECG Corp.	93,959	1,752
Libbey, Inc.	77,960	1,731
Startek, Inc.	60,602	1,724
Stamps.com Inc.	108,235	1,714
*Pegasus Solutions Inc.	133,098	1,677
*Gartner, Inc. Class B	135,089	1,660
Blair Corp.	46,543	1,660
*Fisher Communications, Inc.	33,594	1,642
*Skechers U.S.A., Inc.	126,355	1,638
CDI Corp.	76,332	1,632
*MTR Gaming Group Inc.	153,860	1,625
*4Kids Entertainment Inc.	76,948	1,617
*Playtex Products, Inc.	201,635	1,611
*FindWhat.com	90,148	1,598
*Hudson Highland Group, Inc.	55,017	1,584
*Saga Communications, Inc.	93,761	1,580
*Playboy Enterprises, Inc. Class B	128,136	1,575
UniFirst Corp.	55,545	1,571
Russ Berrie and Co., Inc.	68,628	1,567
*Forrester Research, Inc.	86,283	1,548
*Autobytel Inc.	252,300	1,524
*Century Business Services, Inc.	349,412	1,523
The Buckle, Inc.	51,241	1,512
*Geo Group Inc.	56,467	1,501
*Volt Information Sciences Inc.	50,542	1,485
*AMN Healthcare Services, Inc.	93,215	1,483
*Steven Madden, Ltd.	75,931	1,432
*Sharper Image Corp.	75,203	1,418
*Revlon, Inc. Class A	613,930	1,412
*NetRatings, Inc.	73,453	1,408
*1-800-FLOWERS.COM, Inc.	157,380	1,324
*GSI Commerce, Inc.	74,432	1,323
National Presto Industries, Inc.	28,815	1,311
World Wrestling Entertainment, Inc.	100,747	1,222
*Clark, Inc.	78,726	1,222
*Bombay Co.	216,231	1,196
Hancock Fabrics, Inc.	114,261	1,185
Sturm, Ruger &Co., Inc.	129,960	1,174
*Guess ?, Inc.	93,219	1,170
*Regent Communications, Inc.	217,790	1,154
*Marchex, Inc.	54,739	1,150
*Young Broadcasting Inc.	107,561	1,136
Oshkosh B' Gosh, Inc. Class A	51,939	1,111
Triarc Cos., Inc. Class A	84,820	1,103

Vanguard Small-Cap Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

Action Performance Cos., Inc.	99,695	1,096
*Asbury Automotive Group, Inc.	78,683	1,084
*Drugstore.com, Inc.	313,259	1,065
Renaissance Learning, Inc.	56,301	1,045
*Digital Theater Systems Inc.	51,495	1,037
*Blue Nile Inc.	37,324	1,031
*Del Laboratories, Inc.	29,343	1,020
*Charlotte Russe Holding Inc.	97,828	988
Advanced Marketing Services	92,017	926
*Conn's, Inc.	49,106	826
*1-800 CONTACTS, Inc.	35,527	782
*Learning Tree International, Inc.	56,386	756
Dover Downs Gaming &Entertainment, Inc.	57,298	751
*Beasley Broadcast Group, Inc.	40,987	719
*Atari, Inc.	222,872	653
*Kirkland's, Inc.	52,905	650
*Medical Staffing Network Holdings, Inc.	73,734	604
*The Boyds Collection, Ltd.	126,165	555
Deb Shops, Inc.	12,470	312
*Radio One, Inc.	380	6
Timco Aviation Services, Inc.
8.00%, 1/2/2007 Cvt.	13,186	1

		1,778,920

Consumer Staples (1.6%)
*Del Monte Foods Co.	1,255,771	13,839
Church &Dwight, Inc.	369,911	12,436
*Rite Aid Corp.	3,095,964	11,331
*NBTY, Inc.	319,441	7,670
*Performance Food Group Co.	277,782	7,475
Ralcorp Holdings, Inc.	175,081	7,341
Universal Corp. (VA)	152,787	7,309
Flowers Foods, Inc.	222,523	7,027
Sensient Technologies Corp.	266,199	6,386
*7-Eleven, Inc.	234,834	5,624
Chiquita Brands International, Inc.	244,392	5,391
Casey's General Stores, Inc.	269,085	4,884
Pilgrim's Pride Corp.	159,093	4,881
Longs Drug Stores, Inc.	167,967	4,631
Ruddick Corp.	209,776	4,550
Tootsie Roll Industries, Inc.	124,148	4,299
*Hain Celestial Group, Inc.	185,125	3,827
Schweitzer-Mauduit International, Inc.	89,042	3,023
American Italian Pasta Co.	107,821	2,507
Sanderson Farms, Inc.	53,648	2,322
Winn-Dixie Stores, Inc.	509,101	2,316
Lance, Inc.	114,932	2,187
Weis Markets, Inc.	56,673	2,186
*Peet's Coffee &Tea Inc.	76,251	2,018
J &J Snack Foods Corp.	40,399	1,981
Dimon Inc.	270,170	1,816
Vector Group Ltd.	99,746	1,659
Coca-Cola Bottling Co.	24,061	1,373
Standard Commercial Tobacco Co.	61,871	1,204
*Wild Oats Markets Inc.	135,344	1,192
*Boston Beer Co., Inc. Class A	51,685	1,099
*The Great Atlantic &Pacific Tea Co., Inc.	104,788	1,074

Vanguard Small-Cap Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

Ingles Markets, Inc.	66,645	826
Arden Group Inc. Class A	7,243	728

		148,412

Financial Services (23.9%)
*AmeriCredit Corp.	929,748	22,732
Mills Corp. REIT	324,740	20,705
United Dominion Realty Trust REIT	786,441	19,504
Catellus Development Corp. REIT	616,508	18,865
American Capital Strategies, Ltd.	554,598	18,496
Ryder System, Inc.	385,300	18,406
*Conseco, Inc.	902,066	17,996
Mack-Cali Realty Corp. REIT	362,760	16,698
New Century REIT, Inc.	256,141	16,370
Sky Financial Group, Inc.	568,826	16,308
Colonial BancGroup, Inc.	764,925	16,239
Webster Financial Corp.	317,525	16,079
Federal Realty Investment Trust REIT	309,999	16,011
First American Corp.	450,606	15,834
Reckson Associates Realty Corp. REIT	482,034	15,816
Arden Realty Group, Inc. REIT	392,009	14,787
Rayonier Inc. REIT	297,075	14,530
SL Green Realty Corp. REIT	238,141	14,419
Annaly Mortgage Management Inc. REIT	720,433	14,135
StanCorp Financial Group, Inc.	169,727	14,002
CenterPoint Properties Corp. REIT	288,807	13,831
Ventas, Inc. REIT	503,549	13,802
First BanCorp Puerto Rico	216,525	13,752
FirstMerit Corp.	482,135	13,736
Thornburg Mortgage, Inc. REIT	472,002	13,669
Pan Pacific Retail Properties, Inc. REIT	217,895	13,662
HRPT Properties Trust REIT	1,061,017	13,613
Cullen/Frost Bankers, Inc.	277,535	13,488
Certegy, Inc.	379,297	13,476
HCC Insurance Holdings, Inc.	405,862	13,442
CBL &Associates Properties, Inc. REIT	175,391	13,391
The South Financial Group, Inc.	401,738	13,069
East West Bancorp, Inc.	301,224	12,639
IndyMac Bancorp, Inc.	366,606	12,630
*Affiliated Managers Group, Inc.	184,779	12,517
Washington Federal Inc.	469,564	12,462
Camden Property Trust REIT	238,767	12,177
BRE Properties Inc. Class A REIT	300,339	12,107
Realty Income Corp. REIT	237,172	11,996
*BISYS Group, Inc.	721,216	11,864
Waddell &Reed Financial, Inc.	493,708	11,795
Health Care Inc. REIT	309,038	11,790
UCBH Holdings, Inc.	257,281	11,789
Healthcare Realty Trust Inc. REIT	285,196	11,607
Jefferies Group, Inc.	287,995	11,600
*Alliance Data Systems Corp.	241,870	11,484
MoneyGram International, Inc.	529,917	11,202
Westamerica Bancorporation	189,543	11,052
Shurgard Storage Centers, Inc. Class A REIT	247,613	10,897
Global Payments Inc.	183,873	10,764
CarrAmerica Realty Corp. REIT	325,197	10,732
American Financial Realty Trust REIT	660,240	10,683
AmerUs Group Co.	233,983	10,599

Vanguard Small-Cap Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

Hudson United Bancorp	268,952	10,591
*Allmerica Financial Corp.	318,483	10,456
NewAlliance Bancshares, Inc.	683,308	10,455
Whitney Holdings Corp.	232,184	10,446
W Holding Co., Inc.	454,981	10,437
First Industrial Realty Trust REIT	254,229	10,355
Essex Property Trust, Inc. REIT	123,269	10,330
Crescent Real Estate, Inc. REIT	565,025	10,317
Trizec Properties, Inc. REIT	545,008	10,312
Raymond James Financial, Inc.	331,188	10,260
Old National Bancorp	395,369	10,224
Impac Mortgage Holdings, Inc. REIT	445,294	10,095
BancorpSouth, Inc.	413,368	10,074
IPC Holdings Ltd.	231,192	10,059
Reinsurance Group of America, Inc.	205,077	9,936
Fremont General Corp.	392,018	9,871
Prentiss Properties Trust REIT	254,985	9,740
*The First Marblehead Corp.	172,900	9,726
*Silicon Valley Bancshares	213,263	9,558
*Kronos, Inc.	186,382	9,530
Brandywine Realty Trust REIT	322,258	9,471
Nationwide Health Properties, Inc. REIT	397,868	9,449
Park National Corp.	68,225	9,245
*La Quinta Corp. REIT	1,014,961	9,226
*CB Richard Ellis Group, Inc.	274,863	9,222
Trustmark Corp.	294,040	9,136
Capital Automotive REIT	256,657	9,118
First Midwest Bancorp, Inc.	250,333	9,085
Cathay General Bancorp	238,165	8,931
Pacific Capital Bancorp	259,194	8,810
Pennsylvania REIT	204,914	8,770
People's Bank	224,331	8,724
Alexandria Real Estate Equities, Inc. REIT	115,937	8,628
Jack Henry &Associates Inc.	432,229	8,606
Taubman Co. REIT	287,279	8,604
Home Properties, Inc. REIT	199,129	8,563
Greater Bay Bancorp	306,545	8,546
*Alleghany Corp.	29,804	8,502
Washington REIT	249,892	8,464
United Bankshares, Inc.	220,558	8,414
Commerce Group, Inc.	137,606	8,399
International Bancshares Corp.	212,422	8,365
Southwest Bancorporation of Texas, Inc.	351,808	8,194
MAF Bancorp, Inc.	180,927	8,109
*Ohio Casualty Corp.	349,358	8,109
Chittenden Corp.	276,269	7,937
Post Properties, Inc. REIT	226,921	7,920
American Financial Group, Inc.	249,482	7,811
Wintrust Financial Corp.	136,790	7,792
Texas Regional Bancshares, Inc.	235,043	7,681
Platinum Underwriters Holdings, Ltd.	245,693	7,641
Redwood Trust, Inc. REIT	122,286	7,593
Novastar Financial, Inc. REIT	153,382	7,592
Delphi Financial Group, Inc.	163,921	7,565
Highwood Properties, Inc. REIT	272,781	7,556
Citizens Banking Corp.	219,966	7,556
*United Rentals, Inc.	395,569	7,476
GATX Corp.	250,845	7,415
American Home Mortgage Investment Corp. REIT	216,201	7,405

Vanguard Small-Cap Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

Provident Financial Services Inc.	376,358	7,290
*Jones Lang Lasalle Inc.	194,753	7,286
Kilroy Realty Corp. REIT	169,994	7,267
Newcastle Investment Corp. REIT	226,323	7,193
Provident Bankshares Corp.	197,488	7,183
Downey Financial Corp.	125,529	7,155
Commercial Federal Corp.	237,667	7,061
FactSet Research Systems Inc.	120,800	7,060
*Philadelphia Consolidated Holding Corp.	106,231	7,026
Maguire Properties, Inc. REIT	255,682	7,021
Senior Housing Properties Trust REIT	368,893	6,987
Susquehanna Bancshares, Inc.	277,906	6,934
*eFunds Corp.	288,344	6,923
Endurance Specialty Holdings Ltd.	202,240	6,917
*Knight Trading Group, Inc.	626,292	6,858
*Arch Capital Group Ltd.	175,757	6,802
Saxon Inc. REIT	281,945	6,764
The Phoenix Cos., Inc.	538,432	6,730
Cousins Properties, Inc. REIT	220,304	6,669
Selective Insurance Group	149,563	6,617
UICI	194,256	6,585
R &G Financial Corp. Class B	167,919	6,529
Lexington Corporate Properties Trust REIT	288,666	6,518
*ProAssurance Corp.	165,872	6,487
Westcorp, Inc.	139,660	6,415
Umpqua Holdings Corp.	248,994	6,277
Gables Residential Trust REIT	175,192	6,270
Assured Guaranty Ltd.	318,093	6,257
Hilb, Rogal and Hamilton Co.	171,464	6,214
Summit Properties, Inc. REIT	188,238	6,129
Republic Bancorp, Inc.	400,516	6,120
Commercial Net Lease Realty REIT	294,761	6,072
Colonial Properties Trust REIT	154,609	6,071
Inland Real Estate Corp. REIT	379,484	6,053
F.N.B. Corp.	295,987	6,026
Corporate Office Properties Trust, Inc. REIT	205,164	6,022
John H. Harland Co.	165,876	5,988
First Niagara Financial Group, Inc.	424,699	5,925
Commercial Capital Bancorp, Inc.	255,490	5,922
Glimcher Realty Trust REIT	212,487	5,888
Entertainment Properties Trust REIT	131,935	5,878
TrustCo Bank NY	421,833	5,817
Brookline Bancorp, Inc.	354,035	5,778
CVB Financial Corp.	217,238	5,770
*Piper Jaffray Cos., Inc.	118,761	5,695
LaSalle Hotel Properties REIT	178,579	5,684
BankAtlantic Bancorp, Inc. Class A	279,469	5,561
LandAmerica Financial Group, Inc.	103,051	5,558
Bank Mutual Corp.	448,049	5,453
First Commonwealth Financial Corp.	353,308	5,437
MB Financial, Inc.	128,662	5,423
*BankUnited Financial Corp.	167,548	5,353
R.L.I. Corp.	127,963	5,319
*Sterling Financial Corp.	135,315	5,312
Alabama National BanCorporation	80,438	5,188
Central Pacific Financial Co.	142,379	5,150
Waypoint Financial Corp.	179,590	5,091
S &T Bancorp, Inc.	133,904	5,047
Equity One, Inc. REIT	211,913	5,029

Vanguard Small-Cap Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*Sotheby's Holdings Class A	271,386	4,928
Chemical Financial Corp.	114,564	4,917
Horace Mann Educators Corp.	255,433	4,874
*First Federal Financial Corp.	93,111	4,830
National Penn Bancshares Inc.	174,180	4,825
EastGroup Properties, Inc. REIT	125,612	4,813
Corus Bankshares Inc.	99,847	4,794
Cash America International Inc.	160,692	4,777
Mid-America Apartment Communities, Inc. REIT	115,766	4,772
*Investment Technology Group, Inc.	237,731	4,755
Glacier Bancorp, Inc.	139,065	4,734
Scottish Re Group Ltd.	181,906	4,711
*Accredited Home Lenders Holding Co.	94,303	4,685
First Charter Corp.	177,828	4,654
First Citizens BancShares Class A	31,355	4,648
First Republic Bank	85,826	4,549
Hancock Holding Co.	135,930	4,548
NBT Bancorp, Inc.	175,576	4,516
Heritage Property Investment Trust REIT	139,631	4,481
CRT Properties, Inc. REIT	186,804	4,457
*NCO Group, Inc.	171,485	4,433
*FelCor Lodging Trust, Inc. REIT	302,142	4,426
*Metris Cos., Inc.	346,994	4,424
PS Business Parks, Inc. REIT	97,877	4,414
Community Bank System, Inc.	155,265	4,386
United Community Banks, Inc.	162,482	4,376
Boston Private Financial Holdings, Inc.	155,257	4,374
AMLI Residential Properties Trust REIT	136,445	4,366
*MeriStar Hospitality Corp. REIT	522,405	4,362
Infinity Property &Casualty Corp.	123,397	4,344
Sun Communities, Inc. REIT	107,810	4,339
Glenborough Realty Trust, Inc. REIT	203,911	4,339
Tanger Factory Outlet Centers, Inc. REIT	163,524	4,327
National Financial Partners Corp.	111,084	4,310
Amcore Financial, Inc.	133,377	4,292
RAIT Investment Trust REIT	152,524	4,266
*Interactive Data Corp.	195,398	4,248
Stewart Information Services Corp.	101,927	4,245
Harbor Florida Bancshares, Inc.	121,028	4,189
Equity Lifestyle Properties, Inc. REIT	115,881	4,143
Flagstar Bancorp, Inc.	182,989	4,136
MFA Mortgage Investments, Inc. REIT	468,258	4,130
National Health Investors REIT	139,691	4,076
UMB Financial Corp.	71,177	4,033
Zenith National Insurance Corp.	80,514	4,013
NDCHealth Corp.	215,387	4,004
PFF Bancorp, Inc.	85,429	3,958
Westbanco Inc.	123,358	3,944
*Financial Federal Corp.	97,981	3,841
Sovran Self Storage, Inc. REIT	90,722	3,823
Mid-State Bancshares	132,810	3,805
Harleysville National Corp.	140,693	3,742
Anthracite Capital Inc. REIT	302,620	3,740
*Digital Insight Corp.	201,478	3,707
*Euronet Worldwide, Inc.	141,743	3,688
First Financial Bancorp	209,683	3,669
Frontier Financial Corp.	94,697	3,656
*S1 Corp.	400,826	3,631
Sterling Bancshares, Inc.	254,259	3,628

Vanguard Small-Cap Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

Fidelity Bankshares, Inc.	83,831	3,585
Equity Inns, Inc. REIT	303,566	3,564
Omega Healthcare Investors, Inc. REIT	300,560	3,547
Oriental Financial Group Inc.	123,525	3,497
Provident Bancorp, Inc.	260,187	3,432
Hanmi Financial Corp.	95,131	3,419
City Holding Co.	94,320	3,418
Parkway Properties Inc. REIT	67,315	3,416
Anchor Bancorp Wisconsin Inc.	117,194	3,416
*Triad Guaranty, Inc.	56,470	3,415
Getty Realty Holding Corp. REIT	118,135	3,394
Main Street Banks, Inc.	96,593	3,374
First Community Bancorp	78,945	3,371
Gold Banc Corp., Inc.	228,014	3,334
Sandy Spring Bancorp, Inc.	86,892	3,331
MCG Capital Corp.	193,292	3,311
Alfa Corp.	215,485	3,272
Unizan Financial Corp.	123,780	3,262
*Advent Software, Inc.	159,103	3,258
Cornerstone Realty Income Trust, Inc. REIT	325,886	3,252
Northwest Bancorp, Inc.	129,196	3,242
Ramco-Gershenson Properties Trust REIT	100,341	3,236
Hudson River Bancorp, Inc.	163,354	3,233
Kramont Realty Trust REIT	137,189	3,210
Max Re Capital Ltd.	150,395	3,208
Dime Community Bancshares	178,490	3,197
*iPayment Holdings, Inc.	64,445	3,191
Partners Trust Financial Group, Inc.	273,248	3,183
Independent Bank Corp. (MI)	105,680	3,152
PrivateBancorp, Inc.	96,905	3,123
First Financial Bankshares, Inc.	69,523	3,115
United Fire &Casualty Co.	90,216	3,041
Aspen Insurance Holdings Ltd.	123,717	3,034
Innkeepers USA Trust REIT	213,432	3,031
*Instinet Group Inc.	498,473	3,006
Direct General Corp.	93,268	2,994
Sterling Financial Corp. (PA)	104,312	2,991
PXRE Group Ltd.	117,793	2,970
KNBT Bancorp Inc.	173,257	2,928
Anworth Mortgage Asset Corp. REIT	273,015	2,924
Sterling Bancorp	103,309	2,918
Net.Bank, Inc.	279,842	2,913
Prosperity Bancshares, Inc.	99,425	2,904
Irwin Financial Corp.	101,568	2,884
*LaBranche &Co. Inc.	321,459	2,880
*Nelnet, Inc.	106,458	2,867
*Portfolio Recovery Associates, Inc.	68,980	2,843
First Merchants Corp.	99,564	2,818
*Quanta Capital Holdings Ltd.	305,197	2,814
*Argonaut Group, Inc.	132,114	2,792
Independent Bank Corp. (MA)	82,182	2,774
Town &Country Trust REIT	98,809	2,730
*USI Holdings Corp.	233,753	2,705
Highland Hospitality Corp. REIT	238,827	2,684
Luminent Mortgage Capital, Inc. REIT	220,166	2,620
Riggs National Corp.	122,374	2,602
Capitol Bancorp Ltd.	73,630	2,593
Acadia Realty Trust REIT	158,211	2,579
*Danielson Holdings Corp.	304,365	2,572

Vanguard Small-Cap Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

Investors Real Estate Trust REIT	240,296	2,521
WFS Financial, Inc.	48,992	2,488
Bedford Property Investors, Inc. REIT	87,123	2,475
IBERIABANK Corp.	37,121	2,463
TierOne Corp.	98,255	2,442
U.S. Restaurant Properties, Inc. REIT	134,719	2,433
Community Trust Bancorp Inc.	75,180	2,433
First Financial Holdings, Inc.	73,894	2,419
Saul Centers, Inc. REIT	63,149	2,415
McGrath RentCorp	54,590	2,381
Washington Trust Bancorp, Inc.	79,048	2,317
Old Second Bancorp, Inc.	72,128	2,299
Arbor Realty Trust, Inc. REIT	93,627	2,298
*Universal American Financial Corp.	147,381	2,280
Affordable Residential Communities REIT	158,843	2,279
Simmons First National Corp.	78,552	2,274
West Coast Bancorp	89,107	2,264
Suffolk Bancorp	64,897	2,260
*CompuCredit Corp.	82,306	2,250
*Signature Bank	69,152	2,238
*Franklin Bank Corp.	120,535	2,200
*National Western Life Insurance Co. Class A	13,110	2,184
*ITLA Capital Corp.	37,030	2,177
*Ocwen Financial Corp.	226,949	2,170
Bank of the Ozarks, Inc.	63,653	2,166
*HealthExtras, Inc.	132,565	2,161
Integra Bank Corp.	93,428	2,159
Universal Health Realty Income REIT	66,758	2,145
Strategic Hotel Capital, Inc. REIT	129,644	2,139
Advanta Corp. Class B	87,323	2,119
First Financial Corp. (IN)	60,448	2,117
*eSPEED, Inc. Class A	170,823	2,113
FBL Financial Group, Inc. Class A	73,914	2,110
Midland Co.	67,409	2,108
Columbia Banking System, Inc.	83,494	2,087
Presidential Life Corp.	122,769	2,082
Global Signal, Inc. REIT	75,542	2,080
First Community Bancshares, Inc.	57,024	2,057
Omega Financial Corp.	59,918	2,054
*Encore Capital Group, Inc.	85,733	2,039
SWS Group, Inc.	92,923	2,037
WSFS Financial Corp.	33,540	2,023
Great Southern Bancorp, Inc.	57,301	2,006
Capital City Bank Group, Inc.	47,670	1,993
*HomeStore, Inc.	656,924	1,990
Urstadt Biddle Properties Class A REIT	115,905	1,976
American Equity Investment Life Holding Co.	183,062	1,972
Flushing Financial Corp.	97,967	1,965
Odyssey Re Holdings Corp.	77,490	1,954
Tompkins Trustco, Inc.	36,243	1,939
Harleysville Group, Inc.	80,928	1,932
Gabelli Asset Management Inc.	39,688	1,926
Bristol West Holdings, Inc.	94,830	1,897
Union Bankshares Corp.	49,240	1,892
Banner Corp.	60,336	1,882
State Auto Financial Corp.	71,697	1,853
Community Banks, Inc.	65,594	1,847
First Bancorp (NC)	67,585	1,836
U.S.B. Holding Co., Inc.	72,970	1,817

Vanguard Small-Cap Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

Electro Rent Corp.	126,566	1,801
First Busey Corp.	85,911	1,793
United Community Financial Corp.	158,444	1,775
Capital Lease Funding, Inc. REIT	139,829	1,748
First Source Corp.	67,913	1,732
CoBiz Inc.	84,978	1,725
CityBank Lynnwood WA	47,509	1,717
First Place Financial Corp.	76,267	1,708
S.Y. Bancorp, Inc.	70,172	1,691
Pennrock Financial Services Corp.	43,402	1,689
*Asset Acceptance Capital Corp.	78,003	1,661
Seacoast Banking Corp. of Florida	74,062	1,648
SCBT Financial Corp.	47,830	1,606
Arrow Financial Corp.	51,403	1,593
*Navigators Group, Inc.	52,749	1,588
Midwest Banc Holdings, Inc.	70,199	1,535
Camden National Corp.	38,757	1,527
Peoples Holding Co.	45,943	1,521
Lakeland Bancorp, Inc.	86,227	1,513
Bank of Granite Corp.	72,375	1,513
Virginia Financial Group, Inc.	40,996	1,503
*PMA Capital Corp. Class A	142,339	1,473
*TNS Inc.	66,753	1,459
Farmers Capital Bank Corp.	34,548	1,423
First Indiana Corp.	62,641	1,410
Peoples Bancorp, Inc.	50,934	1,397
*Credit Acceptance Corp.	54,840	1,396
*CNA Surety Corp.	103,832	1,386
OceanFirst Financial Corp.	55,975	1,380
Capital Southwest Corp.	17,405	1,367
First Oak Brook Bancshares, Inc.	41,186	1,335
Peapack Gladstone Financial Corp.	41,966	1,324
*PRG-Schultz International, Inc.	261,621	1,316
*United National Group Ltd. Class A	70,025	1,304
BancFirst Corp.	16,500	1,303
Federal Agricultural Mortgage Corp. Class C	54,245	1,264
Republic Bancorp, Inc. Class A	48,419	1,244
*Citizens, Inc.	189,013	1,204
Financial Institutions, Inc.	50,627	1,177
Mission West Properties Inc. REIT	109,266	1,163
Baldwin &Lyons, Inc. Class B	43,298	1,160
NBC Capital Corp.	41,807	1,111
Pennfed Financial Services, Inc.	66,708	1,073
Greenhill &Co., Inc.	36,922	1,060
Charter Financial Corp.	23,910	1,049
Advanta Corp. Class A	44,858	1,015
Clifton Savings Bancorp, Inc.	83,056	1,009
Citizens 1st Bancorp, Inc.	41,035	992
German American Bancorp	55,849	899
*Texas Capital Bancshares, Inc.	37,715	815
Royal Bancshares of Pennsylvania, Inc.	28,283	764
*CCC Information Services Group	18,884	419
Crawford &Co. Class B	53,408	401
Urstadt Biddle Properties REIT	16,701	270
First National Bankshares of Florida	9,689	232
CSF Holdings Inc. Contingent Litigation Rights	29,125	--

		2,275,783

Vanguard Small-Cap Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

Health Care (11.6%)
*PacifiCare Health Systems, Inc.	514,764	29,094
*DaVita, Inc.	601,500	23,777
*OSI Pharmaceuticals, Inc.	296,679	22,206
*Cytyc Corp.	664,801	18,329
*Charles River Laboratories, Inc.	367,539	16,910
*Edwards Lifesciences Corp.	357,290	14,742
*Covance, Inc.	374,889	14,527
*Renal Care Group, Inc.	401,354	14,445
Cooper Cos., Inc.	195,846	13,825
*INAMED Corp.	212,957	13,470
*Gen-Probe Inc.	296,782	13,418
*Affymetrix, Inc.	362,974	13,267
Valeant Pharmaceuticals International	502,653	13,245
*Dade Behring Holdings Inc.	231,642	12,972
*Pharmaceutical Product Development, Inc.	304,017	12,553
Medicis Pharmaceutical Corp.	340,769	11,964
*MGI Pharma, Inc.	422,886	11,845
*Stericycle, Inc.	256,787	11,799
*Respironics, Inc.	210,376	11,436
*AMERIGROUP Corp.	148,847	11,262
*IDEXX Laboratories Corp.	204,938	11,188
*Amylin Pharmaceuticals, Inc.	478,457	11,177
*Protein Design Labs, Inc.	540,754	11,172
*Neurocrine Biosciences, Inc.	217,877	10,741
*ResMed Inc.	202,154	10,330
*First Health Group Corp.	548,690	10,266
*ICOS Corp.	360,884	10,206
*Nektar Therapeutics	501,668	10,154
*Apria Healthcare Group Inc.	299,117	9,856
*STERIS Corp.	413,293	9,803
Select Medical Corp.	545,974	9,609
*Andrx Group	435,542	9,508
*Pediatrix Medical Group, Inc.	143,497	9,191
*Cerner Corp.	172,750	9,185
*VCA Antech, Inc.	465,765	9,129
*Techne Corp.	234,074	9,105
*Martek Biosciences Corp.	175,421	8,982
*Advanced Medical Optics, Inc.	213,305	8,775
Mentor Corp.	253,511	8,553
*Human Genome Sciences, Inc.	701,345	8,430
*PAR Pharmaceutical Cos. Inc.	203,102	8,404
*Endo Pharmaceuticals Holdings, Inc.	394,484	8,292
*Sybron Dental Specialties, Inc.	232,869	8,239
*Accredo Health, Inc.	291,038	8,068
*Sierra Health Services, Inc.	144,281	7,951
Invacare Corp.	170,865	7,904
*LifePoint Hospitals, Inc.	219,978	7,660
*Intuitive Surgical, Inc.	191,363	7,658
*VISX Inc.	295,712	7,650
*American Medical Systems Holdings, Inc.	181,162	7,574
*Alkermes, Inc.	536,720	7,562
*The Medicines Co.	257,679	7,421
Diagnostic Products Corp.	130,461	7,182
*United Surgical Partners International, Inc.	169,496	7,068
*Centene Corp.	245,106	6,949
*Province Healthcare Co.	297,439	6,648
Owens &Minor, Inc. Holding Co.	235,063	6,622
*Kindred Healthcare, Inc.	220,499	6,604

Vanguard Small-Cap Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

Perrigo Co.	382,115	6,599
*Onyx Pharmaceuticals, Inc.	198,475	6,429
*Immucor Inc.	271,165	6,375
*American Healthways Inc.	186,247	6,154
PolyMedica Corp.	162,982	6,078
*NeighborCare Inc.	196,800	6,046
*Applera Corp.-Celera Genomics Group	437,193	6,011
*Vicuron Pharmaceuticals Inc.	340,137	5,922
*Beverly Enterprises, Inc.	647,179	5,922
*Ocular Sciences, Inc.	120,331	5,897
*Pharmion Corp.	137,508	5,804
*Bio-Rad Laboratories, Inc. Class A	99,937	5,733
*Biosite Inc.	90,222	5,552
*United Therapeutics Corp.	121,833	5,501
*Magellan Health Services, Inc.	160,808	5,493
*Haemonetics Corp.	150,676	5,456
*AmSurg Corp.	181,580	5,364
*Ventana Medical Systems, Inc.	82,941	5,307
*Sola International Inc.	192,648	5,306
*AtheroGenics, Inc.	221,442	5,217
*Connetics Corp.	212,585	5,164
*Ligand Pharmaceuticals Inc. Class B	442,391	5,149
*Wright Medical Group, Inc.	179,841	5,125
*Nabi Biopharmaceuticals	348,578	5,107
*Vertex Pharmaceuticals, Inc.	478,744	5,060
*Eyetech Pharmaceuticals Inc.	110,410	5,024
*Telik, Inc.	261,102	4,997
*Abgenix, Inc.	478,011	4,943
*Medarex, Inc.	450,735	4,859
*Eclipsys Corp.	237,615	4,854
*PSS World Medical, Inc.	387,673	4,852
*Sunrise Senior Living, Inc.	104,492	4,844
*CONMED Corp.	169,572	4,819
*Priority Healthcare Corp. Class B	221,187	4,815
*Advanced Neuromodulation Systems, Inc.	120,781	4,766
*American Pharmaceuticals Partners, Inc.	126,143	4,719
*eResearch Technology, Inc.	296,223	4,695
*Incyte Corp.	444,686	4,442
West Pharmaceutical Services, Inc.	177,388	4,440
*Laserscope	121,270	4,355
*CV Therapeutics, Inc.	189,139	4,350
*Eon Labs, Inc.	159,030	4,294
*NPS Pharmaceuticals Inc.	231,086	4,224
*Transkaryotic Therapies, Inc.	166,299	4,222
*ArthroCare Corp.	129,112	4,139
*Inspire Pharmaceuticals, Inc.	246,324	4,131
*Wellcare Group Inc.	127,009	4,128
*Myriad Genetics, Inc.	183,065	4,121
Alpharma, Inc. Class A	242,649	4,113
*K-V Pharmaceutical Co. Class A	186,426	4,111
*IDX Systems Corp.	118,158	4,072
*Alexion Pharmaceuticals, Inc.	161,447	4,068
*Serologicals Corp.	182,145	4,029
*Exelixis, Inc.	410,430	3,899
*First Horizon Pharmaceutical Corp.	170,074	3,893
*Integra LifeSciences Holdings	103,249	3,813
*Kos Pharmaceuticals, Inc.	101,111	3,806
*Molina Healthcare Inc.	81,979	3,802
Arrow International, Inc.	117,820	3,651

Vanguard Small-Cap Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*Enzon Pharmaceuticals, Inc.	261,054	3,582
*Cubist Pharmaceuticals, Inc.	297,494	3,519
*Viasys Healthcare Inc.	184,616	3,508
*Salix Pharmaceuticals, Ltd.	194,860	3,428
*Encysive Pharmaceuticals, Inc.	341,484	3,391
*Hologic, Inc.	122,701	3,371
*Genesis Healthcare Corp.	95,458	3,344
*Impax Laboratories, Inc.	209,226	3,323
*LabOne, Inc.	102,206	3,275
*Dendreon Corp.	296,154	3,193
*PAREXEL International Corp.	155,040	3,147
*Zymogenetics, Inc.	136,229	3,133
*Chattem, Inc.	94,321	3,122
Analogic Corp.	69,345	3,106
*Enzo Biochem, Inc.	155,035	3,019
*SonoSite, Inc.	88,642	3,009
Datascope Corp.	74,951	2,975
*Cell Therapeutics, Inc.	361,561	2,943
*SurModics, Inc.	88,839	2,888
*Wilson Greatbatch Technologies, Inc.	127,664	2,862
*Odyssey Healthcare, Inc.	207,762	2,842
*Per-Se Technologies, Inc.	179,286	2,838
*DJ Orthopedics Inc.	130,752	2,801
*RehabCare Group, Inc.	97,247	2,722
*Align Technology, Inc.	252,247	2,712
*Cyberonics, Inc.	121,030	2,508
*Thoratec Corp.	239,603	2,497
*Kyphon Inc.	96,689	2,491
*Digene Corp.	95,059	2,486
*EPIX Pharmaceuticals, Inc.	137,315	2,459
*BioMarin Pharmaceutical Inc.	384,684	2,458
Landauer, Inc.	53,264	2,434
*Tanox, Inc.	157,543	2,395
*Noven Pharmaceuticals, Inc.	139,835	2,386
*NitroMed, Inc.	88,422	2,356
*Gentiva Health Services, Inc.	139,159	2,327
*InterMune Inc.	174,685	2,316
*Merit Medical Systems, Inc.	149,559	2,285
*Discovery Laboratories, Inc.	280,521	2,225
*CTI Molecular Imaging, Inc.	155,081	2,201
*Adolor Corp.	220,240	2,185
Hooper Holmes, Inc.	368,833	2,183
*ImmunoGen, Inc.	243,956	2,157
*Kensey Nash Corp.	61,880	2,137
*ARIAD Pharmaceuticals, Inc.	282,294	2,097
*Lexicon Genetics Inc.	265,458	2,059
*Cell Genesys, Inc.	253,753	2,055
*Regeneron Pharmaceuticals, Inc.	223,104	2,055
*ICU Medical, Inc.	73,867	2,020
*Inverness Medical Innovations, Inc.	78,924	1,981
*Geron Corp.	244,444	1,948
*Zoll Medical Corp.	55,553	1,911
*CuraGen Corp.	254,668	1,823
*Isis Pharmaceuticals, Inc.	308,292	1,819
*OCA Inc.	284,762	1,808
*Maxygen Inc.	136,928	1,751
*Keryx Biopharmaceuticals, Inc.	146,136	1,691
*Antigenics, Inc.	162,254	1,642
*OraSure Technologies, Inc.	239,912	1,612

Vanguard Small-Cap Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*VistaCare, Inc.	96,881	1,611
National Healthcare Corp.	45,415	1,603
*Symbion, Inc.	69,508	1,535
Vital Signs, Inc.	38,075	1,482
*Possis Medical Inc.	109,635	1,478
*NeoPharm, Inc.	111,553	1,396
*Trimeris, Inc.	97,956	1,388
*Albany Molecular Research, Inc.	124,560	1,388
*Molecular Devices Corp.	68,457	1,376
*Diversa Corp.	156,155	1,365
*XOMA Ltd.	508,902	1,318
*Barrier Therapeutics Inc.	78,393	1,301
*Conceptus, Inc.	154,383	1,253
*CardioDynamics International Corp.	228,305	1,180
Young Innovations, Inc.	32,693	1,103
*CorVel Corp.	40,684	1,090
*K-V Pharmaceutical Co. Class B	45,855	1,045
*Corixa Corp.	286,683	1,044
*Bruker BioSciences Corp.	243,983	983
*Alliance Imaging, Inc.	86,039	968
*Closure Medical Corp.	47,994	936
*Santarus Inc.	98,387	891
*Pozen Inc.	121,615	884
Computer Programs and Systems, Inc.	38,190	884
*SciClone Pharmaceuticals, Inc.	229,243	848
*Genta Inc.	453,815	799
*Specialty Laboratories, Inc.	48,692	538
*GTx, Inc.	37,345	504
*Lannett Company, Inc.	36,702	362

		1,109,327

Integrated Oils (0.1%)
*KCS Energy, Inc.	278,178	4,111
*Delta Petroleum Corp.	140,932	2,210

		6,321

Other Energy (5.1%)
*Reliant Energy, Inc.	1,785,466	24,372
CONSOL Energy, Inc.	540,456	22,186
*Varco International, Inc.	554,822	16,173
Massey Energy Co.	454,149	15,873
Premcor, Inc.	373,599	15,755
Patina Oil &Gas Corp.	401,517	15,057
*Grant Prideco, Inc.	734,518	14,727
Arch Coal, Inc.	368,054	13,081
*Tesoro Petroleum Corp.	395,653	12,606
*FMC Technologies Inc.	383,678	12,354
*Plains Exploration &Production Co.	438,267	11,395
*Calpine Corp.	2,663,918	10,496
Helmerich &Payne, Inc.	301,717	10,270
*Forest Oil Corp.	317,398	10,068
*Houston Exploration Co.	168,902	9,511
*Cimarex Energy Co.	247,642	9,386
*Key Energy Services, Inc.	781,418	9,221
*Cheniere Energy, Inc.	143,911	9,167
Range Resources Corp.	446,133	9,128
*Unit Corp.	232,625	8,889

Vanguard Small-Cap Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*Cal Dive International, Inc.	217,645	8,869
Cabot Oil &Gas Corp.	197,703	8,748
*Denbury Resources, Inc.	296,440	8,137
*Dynegy, Inc.	1,691,648	7,815
Vintage Petroleum, Inc.	331,548	7,523
St. Mary Land &Exploration Co.	177,528	7,410
*Magnum Hunter Resources Inc.	519,351	6,700
*Stone Energy Corp.	143,308	6,462
*Superior Energy Services, Inc.	402,101	6,196
*Quicksilver Resources, Inc.	163,653	6,019
*Hanover Compressor Co.	410,740	5,804
*Encore Acquisition Co.	165,334	5,772
*Spinnaker Exploration Co.	162,276	5,691
*Oceaneering International, Inc.	150,570	5,619
*Grey Wolf, Inc.	1,059,657	5,584
*Todco	288,736	5,319
*Seacor Holdings INC	98,730	5,272
*Whiting Petroleum Corp.	171,093	5,176
Berry Petroleum Class A	106,919	5,100
CARBO Ceramics Inc.	71,470	4,931
*Swift Energy Co.	167,216	4,839
*Hydrill Co.	98,406	4,478
*Veritas DGC Inc.	199,653	4,474
Penn Virginia Corp.	109,871	4,457
Frontier Oil Corp.	160,828	4,288
*Atwood Oceanics, Inc.	80,934	4,217
*KFX, Inc.	287,038	4,168
*Global Industries Ltd.	498,313	4,131
*Comstock Resources, Inc.	187,019	4,124
*Input/Output, Inc.	432,900	3,827
*Energy Partners, Ltd.	188,071	3,812
*TETRA Technologies, Inc.	133,273	3,772
*Harvest Natural Resources, Inc.	215,889	3,728
*Core Laboratories NV	159,186	3,717
*W-H Energy Services, Inc.	164,344	3,675
*Universal Compression Holdings, Inc.	103,211	3,603
*Remington Oil &Gas Corp.	131,653	3,588
*Petroleum Development Corp.	92,438	3,565
Holly Corp.	113,061	3,151
*Oil States International, Inc.	162,735	3,139
*The Meridian Resource Corp.	472,803	2,860
*Enbridge Energy Management LLC	54,306	2,675
*Newpark Resources, Inc.	501,014	2,580
*FuelCell Energy, Inc.	258,722	2,561
*Parker Drilling Co.	564,101	2,217
*Global Power Equipment Group Inc.	180,193	1,773
*Plug Power, Inc.	284,469	1,738
RPC Inc.	60,224	1,513
*Endeavor International Corp.	335,038	1,404
Gulf Island Fabrication, Inc.	51,227	1,118
*Hornbeck Offshore Services, Inc.	56,541	1,091
*Dril-Quip, Inc.	41,685	1,011
Crosstex Energy, Inc.	18,351	769
*Atlas America, Inc.	16,230	580

		490,505

Vanguard Small-Cap Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

Materials &Processing (8.3%)
Louisiana-Pacific Corp.	621,204	16,611
Martin Marietta Materials, Inc.	288,572	15,485
Lubrizol Corp.	390,399	14,390
Harsco Corp.	246,174	13,722
RPM International, Inc.	695,277	13,669
*Crown Holdings, Inc.	989,333	13,593
Cabot Corp.	350,744	13,567
Hughes Supply, Inc.	395,199	12,785
Florida Rock Industries, Inc.	194,252	11,564
AptarGroup Inc.	217,811	11,496
Cytec Industries, Inc.	222,495	11,441
Corn Products International, Inc.	209,614	11,227
Forest City Enterprise Class A	186,810	10,751
Airgas, Inc.	401,734	10,650
The Timken Co.	404,111	10,515
Allegheny Technologies Inc.	484,675	10,503
*Scotts Co.	136,884	10,064
*FMC Corp.	207,280	10,012
Steel Dynamics, Inc.	252,381	9,560
Olin Corp.	417,781	9,200
*AK Steel Corp.	618,310	8,947
Georgia Gulf Corp.	178,201	8,874
*Dycom Industries, Inc.	290,432	8,864
*Armor Holdings, Inc.	186,225	8,756
Great Lakes Chemical Corp.	303,940	8,659
York International Corp.	247,900	8,562
Potlatch Corp.	167,546	8,474
*Hercules, Inc.	568,681	8,445
Clarcor Inc.	152,906	8,375
Minerals Technologies, Inc.	123,005	8,204
Worthington Industries, Inc.	418,040	8,185
Acuity Brands, Inc.	254,835	8,104
Crompton Corp.	685,911	8,094
Texas Industries, Inc.	127,411	7,948
*USG Corp.	193,069	7,775
*Maverick Tube Corp.	254,462	7,710
Albemarle Corp.	198,985	7,703
Commercial Metals Co.	148,438	7,505
Carpenter Technology Corp.	127,868	7,475
Brady Corp. Class A	118,430	7,410
LNR Property Corp.	113,699	7,153
*URS Corp.	221,289	7,103
Simpson Manufacturing Co.	199,572	6,965
*Shaw Group, Inc.	381,676	6,813
Quanex Corp.	98,688	6,767
Mueller Industries Inc.	206,329	6,644
Cleveland-Cliffs Inc.	63,869	6,633
Reliance Steel &Aluminum Co.	165,465	6,447
Lennox International Inc.	311,425	6,337
*WCI Communities, Inc.	213,262	6,270
*Washington Group International, Inc.	150,952	6,227
Delta &Pine Land Co.	218,219	5,953
*Cabot Microelectronics Corp.	148,322	5,940
MacDermid, Inc.	163,141	5,889
Ferro Corp.	250,779	5,816
*Coeur d'Alene Mines Corp.	1,426,133	5,605
Kaydon Corp.	168,760	5,572
*GrafTech International Ltd.	583,005	5,515

Vanguard Small-Cap Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*OM Group, Inc.	169,672	5,501
*W.R. Grace &Co.	392,742	5,345
Albany International Corp.	151,829	5,338
Granite Construction Co.	198,935	5,292
*Ceradyne, Inc.	91,632	5,242
Spartech Corp.	192,259	5,208
*Symyx Technologies, Inc.	172,925	5,202
Longview Fibre Co.	275,127	4,991
Eagle Materials, Inc.	57,525	4,967
Wausau-Mosinee Paper Corp.	277,885	4,963
H.B. Fuller Co.	171,170	4,880
USEC Inc.	503,342	4,877
*Quanta Services, Inc.	591,160	4,729
*PolyOne Corp.	521,134	4,721
*NCI Building Systems, Inc.	121,245	4,547
Eagle Materials, Inc. B Shares	53,232	4,487
Schnitzer Steel Industries, Inc. Class A	128,991	4,377
Watsco, Inc.	123,508	4,350
Silgan Holdings, Inc.	71,239	4,343
*Rogers Corp.	100,175	4,318
Compass Minerals International	175,475	4,252
Universal Forest Products, Inc.	96,273	4,178
*Hexcel Corp.	287,918	4,175
*Oregon Steel Mills, Inc.	204,761	4,155
*Apex Silver Mines Ltd.	241,283	4,145
*Hecla Mining Co.	708,086	4,128
*EMCOR Group, Inc.	90,478	4,088
*Griffon Corp.	148,980	4,022
Cambrex Corp.	148,097	4,013
*Jacuzzi Brands, Inc.	451,561	3,929
A. Schulman Inc.	181,535	3,887
*Graphic Packaging Corp.	534,947	3,852
Arch Chemicals, Inc.	132,948	3,826
*Lone Star Technologies, Inc.	112,621	3,768
*Century Aluminum Co.	142,013	3,729
Greif Inc. Class A	65,428	3,664
ElkCorp	106,758	3,653
*Trammell Crow Co.	201,427	3,648
*Insituform Technologies Inc. Class A	160,020	3,628
Glatfelter	223,136	3,410
Gibraltar Industries Inc.	140,636	3,322
Chesapeake Corp. of Virginia	116,662	3,169
Brookfield Homes Corp.	92,678	3,142
Building Materials Holding Corp.	80,330	3,076
*Neenah Paper Inc.	88,173	2,874
*Caraustar Industries, Inc.	170,532	2,868
Tredegar Corp.	137,960	2,788
*DHB Industries, Inc.	146,235	2,784
*Mobile Mini, Inc.	82,836	2,737
*Stillwater Mining Co.	242,532	2,731
WD-40 Co.	95,651	2,717
*Interface, Inc.	267,076	2,663
Deltic Timber Corp.	61,621	2,616
*RTI International Metals, Inc.	126,668	2,602
Rock-Tenn Co.	170,217	2,580
Barnes Group, Inc.	96,746	2,565
*Trex Co., Inc.	48,452	2,541
Valmont Industries, Inc.	99,873	2,508
*Buckeye Technology, Inc.	189,394	2,464

Vanguard Small-Cap Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

AMCOL International Corp.	122,347	2,458
*Energy Conversion Devices, Inc.	124,506	2,405
*Tejon Ranch Co.	56,742	2,315
*Terra Industries, Inc.	250,485	2,224
Wellman, Inc.	191,369	2,046
CIRCOR International, Inc.	87,165	2,019
Apogee Enterprises, Inc.	147,320	1,976
Royal Gold, Inc.	105,602	1,926
Myers Industries, Inc.	149,094	1,908
Calgon Carbon Corp.	210,023	1,907
*Exide Technologies	136,918	1,887
Ennis, Inc.	97,244	1,872
Ameron International Corp.	47,774	1,811
*Avatar Holding, Inc.	32,258	1,552
Pope &Talbot, Inc.	90,031	1,540
Quaker Chemical Corp.	55,365	1,375
Penn Engineering &Manufacturing Corp.	73,591	1,332
*Encore Wire Corp.	97,318	1,297
*Alico, Inc.	22,060	1,291
*NL Industries, Inc.	58,335	1,289
*Infrasource Services Inc.	94,622	1,230
The Standard Register Co.	77,941	1,101
*AAON, Inc.	55,479	892
Stepan Co.	35,179	857

		787,608

Producer Durables (8.1%)
*Toll Brothers, Inc.	335,305	23,005
*Crown Castle International Corp.	1,213,933	20,200
Cummins Inc.	214,073	17,937
Ryland Group, Inc.	283,810	16,330
Roper Industries Inc.	252,120	15,321
Donaldson Co., Inc.	465,144	15,154
*United Defense Industries Inc.	316,240	14,942
Graco, Inc.	393,852	14,710
Ametek, Inc.	408,090	14,557
*Polycom, Inc.	594,972	13,875
*Terex Corp.	280,778	13,379
Joy Global Inc.	307,731	13,365
HNI Corp.	309,645	13,330
*Mettler-Toledo International Inc.	252,605	12,961
Briggs &Stratton Corp.	306,474	12,743
MDC Holdings, Inc.	146,175	12,635
Standard Pacific Corp.	190,991	12,250
Plantronics, Inc.	286,819	11,894
*AGCO Corp.	540,039	11,821
*Andrew Corp.	866,120	11,805
Beazer Homes USA, Inc.	80,702	11,799
Herman Miller, Inc.	426,417	11,782
IDEX Corp.	271,468	10,994
Kennametal, Inc.	220,844	10,991
*Thomas &Betts Corp.	352,877	10,851
*Taser International Inc.	311,601	9,843
*Hovnanian Enterprises Inc. Class A	194,080	9,611
Engineered Support Systems, Inc.	159,063	9,420
*Flowserve Corp.	330,783	9,110
*Actuant Corp.	157,669	8,222
Crane Co.	282,431	8,145

Vanguard Small-Cap Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*Varian Semiconductor Equipment Associates, Inc.	217,775	8,025
Mine Safety Appliances Co.	155,067	7,862
Nordson Corp.	184,439	7,390
*Interdigital Communications Corp.	332,239	7,342
Cognex Corp.	247,346	6,901
Lincoln Electric Holdings, Inc.	197,306	6,815
*Dionex Corp.	117,395	6,653
*Meritage Corp.	58,058	6,543
*Cymer, Inc.	220,141	6,503
Belden CDT Inc.	279,818	6,492
*Rayovac Corp.	206,925	6,324
The Manitowoc Co., Inc.	167,843	6,319
*Genlyte Group, Inc.	73,463	6,294
*CUNO Inc.	101,360	6,021
Curtiss-Wright Corp.	104,603	6,005
*ESCO Technologies Inc.	77,428	5,935
*Moog Inc.	130,012	5,896
*Headwaters Inc.	200,777	5,722
JLG Industries, Inc.	260,967	5,123
Federal Signal Corp.	288,044	5,087
*Champion Enterprises, Inc.	426,005	5,035
*Powerwave Technologies, Inc.	593,542	5,033
*Axcelis Technologies, Inc.	598,353	4,865
*Teledyne Technologies, Inc.	165,167	4,861
*Esterline Technologies Corp.	146,431	4,781
*Paxar Corp.	213,229	4,727
*Ionics, Inc.	108,227	4,691
Baldor Electric Co.	167,546	4,613
*Brooks Automation, Inc.	266,654	4,592
*Littelfuse, Inc.	133,257	4,552
Woodward Governor Co.	60,730	4,349
*Gardner Denver Inc.	118,304	4,293
*ATMI, Inc.	187,344	4,221
Regal-Beloit Corp.	146,151	4,180
*Technitrol, Inc.	229,345	4,174
Tecumseh Products Co. Class A	85,850	4,104
Applied Industrial Technology, Inc.	149,409	4,094
MTS Systems Corp.	116,051	3,924
*MKS Instruments, Inc.	208,551	3,869
Watts Water Technologies, Inc.	119,463	3,851
Thomas Industries, Inc.	93,876	3,748
*Triumph Group, Inc.	94,845	3,746
*Credence Systems Corp.	408,472	3,738
Steelcase Inc.	261,297	3,616
Franklin Electric, Inc.	85,437	3,611
*Mykrolis Corp.	249,471	3,535
*Orbital Sciences Corp.	294,604	3,485
M/I Homes, Inc.	63,109	3,478
A.O. Smith Corp.	112,732	3,375
*Veeco Instruments, Inc.	159,233	3,355
*Power-One, Inc.	375,152	3,346
*Electro Scientific Industries, Inc.	169,010	3,340
*Imagistics International Inc.	99,023	3,333
*Arris Group Inc.	468,570	3,299
Stewart &Stevenson Services, Inc.	162,987	3,297
*General Cable Corp.	235,254	3,258
*SBA Communications Corp.	339,883	3,154
*FEI Co.	148,809	3,125
NACCO Industries, Inc. Class A	29,576	3,117

Vanguard Small-Cap Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*Photronics Inc.	185,785	3,065
Levitt Corp. Class A	99,812	3,051
*Itron, Inc.	125,268	2,995
*Sonic Solutions, Inc.	132,958	2,984
*Entegris Inc.	284,203	2,828
*LTX Corp.	364,210	2,801
CTS Corp.	204,792	2,722
Helix Technology Corp.	155,969	2,712
*Mattson Technology, Inc.	238,513	2,686
*Kulicke &Soffa Industries, Inc.	304,867	2,628
C &D Technologies, Inc.	151,398	2,580
*Ultratech, Inc.	134,948	2,544
*Photon Dynamics, Inc.	100,422	2,438
*DuPont Photomasks, Inc.	88,317	2,332
Cohu, Inc.	122,121	2,267
United Industrial Corp.	58,273	2,257
Kimball International, Inc. Class B	138,977	2,058
*MTC Technologies, Inc.	60,572	2,033
*Applied Films Corp.	88,702	1,912
*Presstek, Inc.	197,287	1,910
*William Lyon Homes, Inc.	26,629	1,870
Tennant Co.	45,787	1,815
Standex International Corp.	62,501	1,781
*Audiovox Corp.	111,945	1,766
Skyline Corp.	42,642	1,740
Lindsay Manufacturing Co.	66,881	1,731
Technical Olympic USA, Inc.	67,088	1,703
HEICO Corp.	75,024	1,695
Vicor Corp.	126,703	1,661
Keithley Instruments Inc.	84,160	1,658
Robbins &Myers, Inc.	69,506	1,656
*Astec Industries, Inc.	95,003	1,635
*Kadant Inc.	79,557	1,631
*Mastec Inc.	159,357	1,611
*Asyst Technologies, Inc.	286,508	1,458
*Metrologic Instruments, Inc.	65,076	1,383
Gorman-Rupp Co.	57,955	1,333
*Rudolph Technologies, Inc.	75,988	1,305
*Advanced Energy Industries, Inc.	126,290	1,153
*ARGON ST, Inc.	31,758	1,126
*Palm Harbor Homes, Inc.	61,971	1,046
*Semitool, Inc.	102,234	949
Curtiss-Wright Corp. Class B	10,147	571
*Color Kinetics Inc.	26,826	472
HEICO Corp. Class A	18,647	322
Tecumseh Products Co. Class B	5,407	246
*Optical Cable Corp. Warrants Exp. 10/24/2007	953	1

		772,120

Technology (11.7%)
*International Rectifier Corp.	398,408	17,757
*Cree, Inc.	441,844	17,709
*SpectraSite, Inc.	293,144	16,973
*Arrow Electronics, Inc.	691,650	16,807
PerkinElmer, Inc.	728,501	16,384
*TIBCO Software Inc.	1,130,509	15,081
*Western Digital Corp.	1,225,538	13,285
*Avnet, Inc.	721,133	13,153

Vanguard Small-Cap Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*Macromedia, Inc.	415,317	12,925
*FLIR Systems, Inc.	201,998	12,885
Acxiom Corp.	489,056	12,862
*Rambus Inc.	549,551	12,640
*Brocade Communications Systems, Inc.	1,575,657	12,038
*Avid Technology, Inc.	194,147	11,989
*Avocent Corp.	294,836	11,947
*CACI International, Inc.	174,480	11,887
*Sybase, Inc.	568,759	11,347
*Hyperion Solutions Corp.	236,344	11,018
Reynolds &Reynolds Class A	386,655	10,250
*Trimble Navigation Ltd.	306,159	10,115
*Atmel Corp.	2,561,875	10,043
*CIENA Corp.	2,895,522	9,671
*F5 Networks, Inc.	196,486	9,573
*Parametric Technology Corp.	1,610,757	9,487
*Semtech Corp.	420,560	9,198
*Integrated Circuit Systems, Inc.	435,521	9,111
*Foundry Networks, Inc.	689,956	9,080
*Cypress Semiconductor Corp.	749,969	8,797
*Skyworks Solutions, Inc.	931,195	8,781
*MICROS Systems, Inc.	109,873	8,577
*Varian, Inc.	207,653	8,516
*Benchmark Electronics, Inc.	245,956	8,387
*Akamai Technologies, Inc.	639,399	8,331
*Emulex Corp.	494,332	8,325
*Silicon Laboratories Inc.	232,528	8,211
*The Titan Corp.	504,862	8,179
*Anteon International Corp.	192,754	8,069
*Gateway, Inc.	1,338,425	8,044
*Applied Micro Circuits Corp.	1,874,267	7,891
*Maxtor Corp.	1,481,796	7,854
ADTRAN Inc.	405,121	7,754
*PalmOne, Inc.	245,046	7,731
*RSA Security Inc.	380,937	7,642
*RF Micro Devices, Inc.	1,117,001	7,640
*BearingPoint, Inc.	942,722	7,570
*Perot Systems Corp.	467,881	7,500
*UNOVA, Inc.	291,525	7,373
*Integrated Device Technology Inc.	635,234	7,343
*Digital River, Inc.	174,625	7,266
*Websense, Inc.	139,297	7,065
*Macrovision Corp.	265,799	6,836
Imation Corp.	212,516	6,764
*Silicon Image, Inc.	405,359	6,672
*DRS Technologies, Inc.	154,337	6,592
*MEMC Electronic Materials, Inc.	497,473	6,592
*Mentor Graphics Corp.	429,369	6,565
*Tekelec	319,752	6,536
Anixter International Inc.	177,136	6,375
*Tessera Technologies, Inc.	169,089	6,292
*Openwave Systems Inc.	401,086	6,201
*CommScope, Inc.	323,586	6,116
*FileNET Corp.	235,915	6,077
*SigmaTel Inc.	169,222	6,012
*Wind River Systems Inc.	443,126	6,004
*Ariba, Inc.	358,638	5,953
*ANSYS, Inc.	185,137	5,935
*Internet Security Systems, Inc.	254,434	5,916

Vanguard Small-Cap Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*Microsemi Corp.	339,124	5,887
*OmniVision Technologies, Inc.	320,676	5,884
*CSG Systems International, Inc.	310,894	5,814
*SRA International, Inc.	90,390	5,803
*Ascential Software Corp.	350,655	5,719
*Borland Software Corp.	481,369	5,622
*Electronics for Imaging, Inc.	320,535	5,581
*Coherent, Inc.	181,166	5,515
*Aeroflex, Inc.	445,347	5,398
*Hutchinson Technology, Inc.	155,716	5,383
*SafeNet, Inc.	142,601	5,239
*Progress Software Corp.	217,154	5,071
Black Box Corp.	104,973	5,041
*Conexant Systems, Inc.	2,525,268	5,025
*Intergraph Corp.	185,638	4,999
*Adaptec, Inc.	658,242	4,996
*Digitas Inc.	509,948	4,870
*ScanSource, Inc.	75,190	4,674
*Sycamore Networks, Inc.	1,145,020	4,649
*Vitesse Semiconductor Corp.	1,314,257	4,639
*Dendrite International, Inc.	236,311	4,584
*Micrel, Inc.	410,969	4,529
*MicroStrategy Inc.	74,671	4,499
*Extreme Networks, Inc.	685,497	4,490
*Transaction Systems Architects, Inc.	224,287	4,452
*KEMET Corp.	491,925	4,403
*RealNetworks, Inc.	659,461	4,366
*Synaptics Inc.	142,628	4,362
*Keane, Inc.	295,334	4,341
*Manhattan Associates, Inc.	180,153	4,302
*Intermagnetics General Corp.	167,201	4,249
*Amkor Technology, Inc.	631,093	4,216
*WebEx Communications, Inc.	172,398	4,100
*Quest Software, Inc.	255,040	4,068
*Checkpoint Systems, Inc.	224,468	4,052
*NetIQ Corp.	331,170	4,044
*Informatica Corp.	492,088	3,996
*FormFactor Inc.	147,037	3,991
*Equinix, Inc.	92,686	3,961
*Altiris, Inc.	111,651	3,956
*Aspect Communications Corp.	354,395	3,948
*Identix, Inc.	529,417	3,907
*Lattice Semiconductor Corp.	678,940	3,870
*j2 Global Communications, Inc.	111,257	3,838
*Epicor Software Corp.	272,352	3,837
*DSP Group Inc.	170,416	3,805
*ON Semiconductor Corp.	835,251	3,792
*Sapient Corp.	478,320	3,784
*McDATA Corp. Class A	620,008	3,695
*SERENA Software, Inc.	169,438	3,667
*Power Integrations, Inc.	185,146	3,662
*Advanced Digital Information Corp.	360,149	3,609
*Harmonic, Inc.	431,716	3,601
*Mercury Computer Systems, Inc.	119,375	3,543
*Lexar Media, Inc.	450,048	3,528
*Exar Corp.	245,011	3,477
*TriQuint Semiconductor, Inc.	778,083	3,462
*Newport Corp.	242,654	3,421
*Plexus Corp.	257,523	3,350

Vanguard Small-Cap Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*ViaSat, Inc.	136,009	3,301
*Genesis Microchip Inc.	197,691	3,207
Inter-Tel, Inc.	115,654	3,167
*II-VI, Inc.	73,744	3,133
*Ciber, Inc.	323,502	3,119
*Novatel Wireless, Inc.	159,104	3,083
*Silicon Storage Technology, Inc.	516,928	3,076
*Zoran Corp.	255,545	2,959
*Verity, Inc.	221,496	2,906
*Ditech Communications Corp.	192,430	2,877
*Quantum Corp.	1,085,892	2,845
*Packeteer, Inc.	196,750	2,843
EDO Corp.	89,527	2,842
Agilysys, Inc.	163,484	2,802
*Cirrus Logic, Inc.	505,390	2,785
Methode Electronics, Inc. Class A	213,808	2,747
*Ixia	163,105	2,742
*Silicon Graphics, Inc.	1,565,554	2,708
*Verint Systems Inc.	74,047	2,690
*Actel Corp.	151,931	2,665
*Micromuse Inc.	474,689	2,635
*TTM Technologies, Inc.	219,702	2,592
*SeaChange International, Inc.	148,145	2,584
*InterVoice, Inc.	193,390	2,582
*Remec, Inc.	351,186	2,532
*Pinnacle Systems, Inc.	413,922	2,525
*Pixelworks, Inc.	220,767	2,503
*Opsware, Inc.	340,888	2,502
*Magma Design Automation, Inc.	198,576	2,494
*Audible, Inc.	95,742	2,494
*Gartner, Inc. Class A	199,309	2,483
*ManTech International Corp.	103,259	2,451
Park Electrochemical Corp.	112,810	2,446
*Jupitermedia Corp.	102,580	2,439
*Agile Software Corp.	297,981	2,435
*Finisar Corp.	1,058,934	2,414
Cubic Corp.	95,818	2,412
*Interwoven Inc.	218,171	2,374
*Broadwing Corp.	260,081	2,369
*Komag, Inc.	123,710	2,323
*ScanSoft, Inc.	536,596	2,248
*JDA Software Group, Inc.	164,999	2,247
*Open Solutions Inc.	85,593	2,222
BEI Technologies, Inc.	70,644	2,181
*Westell Technologies, Inc.	320,572	2,180
*webMethods, Inc.	301,422	2,173
*InFocus Corp.	236,697	2,168
*Vignette Corp.	1,553,976	2,160
*Enterasys Networks, Inc.	1,195,611	2,152
*SonicWALL, Inc.	340,300	2,151
SS&C Technologies, Inc.	103,163	2,130
*Secure Computing Corp.	213,428	2,130
*Daktronics, Inc.	84,729	2,109
*OSI Systems Inc.	92,225	2,094
*E.piphany Inc.	432,015	2,087
*Retek Inc.	334,338	2,056
*AMIS Holdings Inc.	123,751	2,044
*ActivCard Corp.	228,477	2,033
*Cray Inc.	432,253	2,014

Vanguard Small-Cap Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*Lawson Software Inc.	292,960	2,013
Talx Corp.	77,958	2,011
*MatrixOne, Inc.	305,348	2,000
*Dot Hill Systems Corp.	246,989	1,936
Bel Fuse, Inc. Class B	57,116	1,930
*OpenTV Corp.	490,847	1,885
*The TriZetto Group, Inc.	198,253	1,883
*Excel Technology, Inc.	72,050	1,873
*Integrated Silicon Solution, Inc.	216,044	1,772
*Standard Microsystem Corp.	99,149	1,768
*MSC Software Corp.	163,663	1,714
*Avanex Corp.	516,575	1,710
*Lionbridge Technologies, Inc.	251,232	1,688
*Mindspeed Technologies, Inc.	600,407	1,669
*NETGEAR, Inc.	91,727	1,669
*MRO Software Inc.	127,061	1,654
*Transmeta Corp.	1,010,297	1,647
*Kopin Corp.	419,610	1,624
*Iomega Corp.	293,102	1,624
*Herley Industries Inc.	76,575	1,558
*Virage Logic Corp.	83,643	1,553
*Tyler Technologies, Inc.	185,440	1,550
*SupportSoft, Inc.	229,187	1,526
*Anaren, Inc.	117,599	1,524
*Safeguard Scientifics, Inc.	716,649	1,519
*SPSS, Inc.	94,736	1,482
*Keynote Systems Inc.	105,984	1,475
*PDF Solutions, Inc.	91,275	1,470
*Echelon Corp.	172,577	1,457
*Entrust, Inc.	378,726	1,435
*Concur Technologies, Inc.	158,836	1,415
*Pericom Semiconductor Corp.	149,975	1,414
*@ Road, Inc.	194,541	1,344
*FalconStor Software, Inc.	139,667	1,337
*ESS Technology, Inc.	187,968	1,336
*EPIQ Systems, Inc.	90,918	1,331
*Siliconix, Inc.	35,534	1,297
*Universal Display Corp.	141,132	1,270
*IXYS Corp.	119,484	1,233
*PEC Solutions, Inc.	82,934	1,176
*Embarcadero Technologies, Inc.	124,638	1,173
*Motive, Inc.	100,801	1,147
*Manugistics Group, Inc.	396,642	1,138
*Blue Coat Systems, Inc.	61,024	1,136
Integral Systems, Inc.	57,065	1,110
*SiRF Technology Holdings, Inc.	82,670	1,052
*PalmSource, Inc.	82,462	1,051
*Ulticom, Inc.	64,126	1,028
*SeeBeyond Technology Corp.	279,196	1,000
*SYNNEX Corp.	40,510	975
*Oplink Communications, Inc.	490,517	966
*Bioveris Corp.	127,111	929
*Digimarc Corp.	99,120	924
*Net2Phone, Inc.	268,003	911
*Multi-Fineline Electronix, Inc.	49,212	898
*Atheros Communications	85,213	873
Syntel, Inc.	49,350	866
QAD Inc.	72,947	651
*iGATE Corp.	142,727	578

Vanguard Small-Cap Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*Blackboard Inc.	38,744	574
*Pegasystems Inc.	64,899	554
*McDATA Corp.	31,440	177
Bel Fuse, Inc. Class A	384	11
*Microstrategy Inc. Warrants Exp. 6/24/2007	11,775	1
*ProcureNet, Inc.	136,100	--

		1,118,225

Utilities (5.4%)
Alliant Energy Corp.	677,596	19,379
*NII Holdings Inc.	396,220	18,801
ONEOK, Inc.	555,074	15,775
*Western Wireless Corp. Class A	529,566	15,516
*Allegheny Energy, Inc.	760,737	14,994
AGL Resources Inc.	426,197	14,167
Hawaiian Electric Industries Inc.	481,877	14,047
Aqua America, Inc.	568,277	13,974
OGE Energy Corp.	524,385	13,901
Great Plains Energy, Inc.	444,416	13,457
National Fuel Gas Co.	469,453	13,304
Atmos Energy Corp.	458,880	12,550
UGI Corp. Holding Co.	305,003	12,478
Vectren Corp.	454,599	12,183
*CMS Energy Corp.	1,139,439	11,907
Westar Energy, Inc.	513,482	11,743
Energen Corp.	195,896	11,548
*Southwestern Energy Co.	216,412	10,970
Piedmont Natural Gas, Inc.	458,747	10,661
WPS Resources Corp.	211,761	10,580
*Southern Union Co.	423,021	10,144
Peoples Energy Corp.	225,130	9,894
NICOR Inc.	263,647	9,739
PNM Resources Inc.	361,525	9,143
Western Gas Resources, Inc.	309,009	9,039
WGL Holdings Inc.	291,096	8,977
*Kinder Morgan Management, LLC	217,645	8,858
Duquesne Light Holdings, Inc.	458,403	8,641
IDACORP, Inc.	249,607	7,630
*Sierra Pacific Resources	702,247	7,374
New Jersey Resources Corp.	165,546	7,175
*Cincinnati Bell Inc.	1,467,882	6,092
*Commonwealth Telephone Enterprises, Inc.	119,651	5,942
Cleco Corp.	292,406	5,924
ALLETE, Inc.	159,125	5,848
Black Hills Corp.	184,500	5,660
Northwest Natural Gas Co.	163,623	5,521
*El Paso Electric Co.	284,824	5,395
Southwest Gas Corp.	210,893	5,357
*USA Mobility, Inc.	147,893	5,222
*Aquila, Inc.	1,410,797	5,206
UniSource Energy Corp.	204,835	4,939
Avista Corp.	275,287	4,864
*Price Communications Corp.	252,858	4,701
CH Energy Group, Inc.	94,281	4,530
*PTEK Holdings, Inc.	405,038	4,338
South Jersey Industries, Inc.	82,284	4,325
MGE Energy, Inc.	119,300	4,298
UIL Holdings Corp.	82,321	4,223

Vanguard Small-Cap Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

Otter Tail Corp.	163,717	4,180
*IDT Corp. Class B	268,056	4,150
California Water Service Group	104,101	3,919
The Laclede Group, Inc.	118,975	3,706
Empire District Electric Co.	152,583	3,461
*UbiquiTel Inc.	415,067	2,955
*General Communication, Inc.	256,174	2,828
American States Water Co.	99,547	2,588
*Mediacom Communications Corp.	376,399	2,352
Surewest Communications	78,448	2,224
North Pittsburgh Systems, Inc.	80,655	1,995
*IDT Corp.	122,616	1,800
Central Vermont Public Service Corp.	72,622	1,689
Cascade Natural Gas Corp.	67,313	1,427
SJW Corp.	38,547	1,403
Connecticut Water Services, Inc.	48,267	1,279
*Primus Telecommunications Group, Inc.	400,744	1,274
CT Communications, Inc.	102,541	1,261
*Centennial Communications Corp. Class A	156,149	1,238
*Dobson Communications Corp.	690,643	1,188
*Time Warner Telecom Inc.	270,565	1,180
*Intrado Inc.	82,473	998
*Triton PCS, Inc.	224,306	767
Shenandoah Telecommunications Co.	14,491	434

		511,230

Other (0.6%)
Carlisle Co., Inc.	186,513	12,108
Teleflex Inc.	216,640	11,252
Trinity Industries, Inc.	270,318	9,212
Lancaster Colony Corp.	168,953	7,243
Walter Industries, Inc.	210,074	7,086
*McDermott International, Inc.	359,697	6,604
GenCorp, Inc.	269,206	4,999
*Sequa Corp. Class A	27,637	1,690
Kaman Corp. Class A	132,022	1,670

		61,864

TOTAL COMMON STOCKS
(Cost $6,763,964)	9,517,260

Vanguard Small-Cap Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

TEMPORARY CASH INVESTMENTS (5.3%)(1)

Money Market Fund (5.3%)
Vanguard Market Liquidity Fund, 2.26%**	28,298,044	28,298
Vanguard Market Liquidity Fund, 2.26%**	483,494,950	483,495

		511,793

	Face
	Amount
	(000)

U.S. Government Obligation
U.S. Treasury Bill
1.73%, 1/27/2005	$ 2,000	1,998

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $513,790)		513,791

TOTAL INVESTMENTS (105.2%)
(Cost $7,277,754)		10,031,051

OTHER ASSETS AND LIABILITIES--NET(-5.2%)		(499,279)

NET ASSETS (100%)		$ 9,531,772

*Non-income-producing security.

**Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. (1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 5.2%, respectively, of net assets.

(2)Security segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

Vanguard Small-Cap Growth Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

COMMON STOCKS (98.5%)

Auto &Transportation (4.4%)
Polaris Industries, Inc.	81,958	5,575
J.B. Hunt Transport Services, Inc.	108,559	4,869
Oshkosh Truck Corp.	66,102	4,520
*The Goodyear Tire &Rubber Co.	303,235	4,445
*Landstar System, Inc.	58,160	4,283
*AMR Corp.	308,836	3,382
Thor Industries, Inc.	71,291	2,641
UTI Worldwide, Inc.	35,623	2,423
Werner Enterprises, Inc.	98,915	2,239
*Swift Transportation Co., Inc.	99,819	2,144
Heartland Express, Inc.	93,693	2,105
*EGL, Inc.	68,682	2,053
Florida East Coast Industries, Inc. Class A	45,202	2,039
Winnebago Industries, Inc.	51,736	2,021
*Forward Air Corp.	39,245	1,754
Knight Transportation, Inc.	70,595	1,751
*Kirby Corp.	37,773	1,676
*AirTran Holdings, Inc.	147,970	1,583
*Pacer International, Inc.	71,553	1,521
*Tenneco Automotive, Inc.	80,731	1,392
*Old Dominion Freight Line, Inc.	38,165	1,328
*Genesee &Wyoming Inc. Class A	46,733	1,315
*Northwest Airlines Corp. Class A	108,298	1,184
Wabtec Corp.	51,415	1,096
*Delta Air Lines, Inc.	141,685	1,060
*Wabash National Corp.	38,022	1,024
*Fleetwood Enterprises, Inc.	69,555	936
Skywest, Inc.	37,531	753
*ExpressJet Holdings, Inc.	57,843	745
Arctic Cat, Inc.	25,788	684
*Gulfmark Offshore, Inc.	28,815	642
*Hayes Lemmerz International, Inc.	69,582	614
*Continental Airlines, Inc. Class B	44,531	603
*General Maritime Corp.	12,762	510
*Frontier Airlines, Inc.	44,308	506
Marine Products Corp.	17,428	455
*Keystone Automotive Industries, Inc.	19,318	449
*America West Holdings Corp. Class B	33,844	223
*Mesa Air Group Inc.	21,079	167
*Aftermarket Technology Corp.	8,323	134

		68,844

Consumer Discretionary (23.5%)
*Monster Worldwide Inc.	207,814	6,991
*Getty Images, Inc.	91,140	6,275
*Activision, Inc.	265,931	5,366
The Corporate Executive Board Co.	74,932	5,016
American Eagle Outfitters, Inc.	105,760	4,981
Station Casinos, Inc.	87,619	4,791
*The Cheesecake Factory	141,843	4,606
*Urban Outfitters, Inc.	101,037	4,486
*O'Reilly Automotive, Inc.	95,251	4,291
*ITT Educational Services, Inc.	87,807	4,175
Applebee's International, Inc.	157,735	4,172
*Education Management Corp.	120,294	3,971

Vanguard Small-Cap Growth Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*Penn National Gaming, Inc.	62,167	3,764
Regis Corp.	80,812	3,729
*PETCO Animal Supplies, Inc.	93,929	3,708
*Copart, Inc.	138,303	3,640
*R.H. Donnelley Corp.	60,058	3,546
*Timberland Co.	56,466	3,539
*Valassis Communications, Inc.	99,444	3,482
*Laureate Education Inc.	78,938	3,480
*Sonic Corp.	113,509	3,462
Claire's Stores, Inc.	162,179	3,446
*Marvel Enterprises Inc.	167,849	3,438
*Earthlink, Inc.	297,015	3,422
*Quiksilver, Inc.	112,289	3,345
Ruby Tuesday, Inc.	126,075	3,288
*Corinthian Colleges, Inc.	173,566	3,271
SCP Pool Corp.	101,439	3,236
MSC Industrial Direct Co., Inc. Class A	89,150	3,208
*Pacific Sunwear of California, Inc.	142,490	3,172
*Waste Connections, Inc.	92,234	3,159
Strayer Education, Inc.	28,499	3,129
Boyd Gaming Corp.	74,876	3,119
*The Yankee Candle Co., Inc.	91,910	3,050
*Take-Two Interactive Software, Inc.	86,659	3,015
*Gaylord Entertainment Co.	72,490	3,011
Harte-Hanks, Inc.	115,574	3,003
*Zale Corp.	99,782	2,980
*CNET Networks, Inc.	261,784	2,940
*CEC Entertainment Inc.	70,330	2,811
*Scientific Games Corp.	117,341	2,797
*P.F. Chang's China Bistro, Inc.	46,746	2,634
*Corrections Corp. of America REIT	64,215	2,597
*Guitar Center, Inc.	48,253	2,542
*Radio One, Inc. Class D	157,716	2,542
John Wiley &Sons Class A	72,417	2,523
*Fossil, Inc.	95,196	2,441
*Gemstar-TV Guide International, Inc.	406,922	2,409
*Navigant Consulting, Inc.	90,257	2,401
*Aeropostale, Inc.	80,895	2,381
*Ask Jeeves, Inc.	88,534	2,368
*Arbitron Inc.	59,855	2,345
*InfoSpace, Inc.	49,234	2,341
Grey Global Group Inc.	2,118	2,330
*Resources Connection, Inc.	42,602	2,314
Matthews International Corp.	61,935	2,279
*Panera Bread Co.	55,052	2,220
*Tractor Supply Co.	58,731	2,185
*Jarden Corp.	49,631	2,156
The Brink's Co.	54,443	2,152
*United Natural Foods, Inc.	69,165	2,151
*Shuffle Master, Inc.	44,520	2,097
ADVO, Inc.	58,636	2,090
*Rare Hospitality International Inc.	65,048	2,072
Choice Hotel International, Inc.	35,258	2,045
Nu Skin Enterprises, Inc.	79,989	2,030
*DeVry, Inc.	114,849	1,994
*Men's Wearhouse, Inc.	61,942	1,980
CBRL Group, Inc.	46,815	1,959
*Dick's Sporting Goods, Inc.	55,660	1,956
*ValueClick, Inc.	146,180	1,949

Vanguard Small-Cap Growth Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*Insight Enterprises, Inc.	93,157	1,912
*The Warnaco Group, Inc.	88,300	1,907
*Emmis Communications, Inc.	98,170	1,884
*Barnes &Noble, Inc.	57,182	1,845
*CMGI Inc.	722,415	1,842
Jackson Hewitt Tax Service Inc.	72,227	1,824
*DoubleClick Inc.	231,322	1,800
*Tempur-Pedic International Inc.	84,621	1,794
Aaron Rents, Inc. Class B	71,242	1,781
*GameStop Corp. Class B	77,206	1,730
*THQ Inc.	75,140	1,724
Ethan Allen Interiors, Inc.	42,781	1,712
*Overstock.com, Inc.	24,323	1,678
Watson Wyatt &Co. Holdings	62,059	1,672
*Global Imaging Systems, Inc.	42,019	1,660
Pier 1 Imports Inc.	83,969	1,654
*Bright Horizons Family Solutions, Inc.	25,507	1,652
*Sirva Inc.	84,622	1,626
*Too Inc.	66,305	1,622
*Cumulus Media Inc.	105,229	1,587
*Tuesday Morning Corp.	51,168	1,567
*Argosy Gaming Co.	33,133	1,547
*Hot Topic, Inc.	89,132	1,532
*Pinnacle Entertainment, Inc.	76,516	1,513
*West Corp.	45,324	1,501
*Red Robin Gourmet Burgers	27,720	1,482
K-Swiss, Inc.	50,799	1,479
*CoStar Group, Inc.	31,514	1,455
*Wesco International, Inc.	48,662	1,442
*Coldwater Creek Inc.	46,407	1,433
*WMS Industries, Inc.	40,989	1,375
The Nautilus Group, Inc.	56,473	1,365
*Cost Plus, Inc.	42,117	1,353
*Cabela's Inc.	59,345	1,350
*Krispy Kreme Doughnuts, Inc.	106,731	1,345
*Genesco, Inc.	42,276	1,316
*Big Lots Inc.	108,335	1,314
Talbots Inc.	47,899	1,304
Christopher &Banks Corp.	70,381	1,299
*Labor Ready, Inc.	76,738	1,298
*ProQuest Co.	43,694	1,298
*99 Cents Only Stores	80,134	1,295
*CKE Restaurants Inc.	88,984	1,291
*Heidrick &Struggles International, Inc.	36,653	1,256
*The Children's Place Retail Stores, Inc.	33,722	1,249
*Charter Communications, Inc.	556,173	1,246
*Coinstar, Inc.	45,001	1,207
*Hibbett Sporting Goods, Inc.	45,202	1,203
*Select Comfort Corp.	66,854	1,199
*MAXIMUS, Inc.	37,669	1,172
*The Advisory Board Co.	30,531	1,126
*Universal Technical Institute Inc.	29,495	1,124
Fred's, Inc.	64,439	1,121
*United Online, Inc.	96,518	1,113
Big 5 Sporting Goods Corp.	37,165	1,083
World Fuel Services Corp.	21,735	1,082
*Electronics Boutique Holdings Corp.	25,155	1,080
*Priceline.com, Inc.	44,662	1,054
*NetFlix.com, Inc.	85,437	1,053

Vanguard Small-Cap Growth Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

G &K Services, Inc. Class A	24,185	1,050
Rollins, Inc.	39,392	1,037
*Carter's, Inc.	30,040	1,021
Gevity HR, Inc.	49,328	1,014
Ameristar Casinos, Inc.	23,512	1,014
*Steak n Shake Co.	50,378	1,012
Catalina Marketing Corp.	31,564	935
*Journal Register Co.	47,323	915
*Stein Mart, Inc.	53,349	910
*Entravision Communications Corp.	108,749	908
*Tetra Tech, Inc.	53,879	902
*Multimedia Games Inc.	55,671	877
*FTI Consulting, Inc.	41,158	867
*Steiner Leisure Ltd.	27,618	825
*Wireless Facilities, Inc.	86,802	819
*Insight Communications Co., Inc.	87,661	813
Sinclair Broadcast Group, Inc.	88,113	812
*California Pizza Kitchen, Inc.	35,236	810
*Spanish Broadcasting System, Inc.	76,063	803
*aQuantive, Inc.	88,420	790
*Harris Interactive Inc.	99,546	786
*Korn/Ferry International	37,653	781
*Papa John's International, Inc.	22,468	774
*PRIMEDIA Inc.	201,414	765
*Teletech Holdings Inc.	78,840	764
*A.C. Moore Arts &Crafts, Inc.	26,407	761
*The Dress Barn, Inc.	42,719	752
*infoUSA Inc.	66,670	746
*Martha Stewart Living Omnimedia, Inc.	25,597	743
Pre-Paid Legal Services, Inc.	19,302	725
*MarineMax, Inc.	24,099	717
*Vertrue Inc.	18,643	704
*RC2 Corp.	21,558	703
*TiVo Inc.	116,668	685
Hollinger International, Inc.	43,291	679
Oakley, Inc.	52,846	674
*LKQ Corp.	33,043	663
*Isle of Capri Casinos, Inc.	25,553	655
*Central European Distribution Corp.	22,149	654
*West Marine, Inc.	26,127	647
*USANA Health Sciences, Inc.	18,141	620
*Alliance Gaming Corp.	44,513	615
bebe stores, inc.	22,778	615
*The Pantry, Inc.	20,421	614
*Midway Games Inc.	57,712	606
*ValueVision Media, Inc.	42,503	591
*Salem Communications Corp.	23,443	585
*Life Time Fitness, Inc.	22,587	585
*J. Jill Group, Inc.	38,965	580
Blyth, Inc.	19,402	574
*Alloy, Inc.	70,048	565
*LECG Corp.	30,279	565
Stamps.com Inc.	35,039	555
Oxford Industries, Inc.	13,213	546
*Skechers U.S.A., Inc.	40,954	531
*MTR Gaming Group Inc.	49,781	526
*Playtex Products, Inc.	65,356	522
*Hollywood Entertainment Corp.	39,229	514
*FindWhat.com	28,924	513

Vanguard Small-Cap Growth Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*Playboy Enterprises, Inc. Class B	41,570	511
*Saga Communications, Inc.	30,035	506
*Stage Stores, Inc.	11,931	495
*Forrester Research, Inc.	27,584	495
Finish Line, Inc.	27,013	494
*The Gymboree Corp.	38,257	490
*Autobytel Inc.	80,656	487
*Six Flags, Inc.	90,458	486
*AMN Healthcare Services, Inc.	30,251	481
*Gartner, Inc. Class B	39,051	480
*Amerco, Inc.	10,231	470
*Leapfrog Enterprises, Inc.	34,558	470
Gray Television, Inc.	30,095	466
*NetRatings, Inc.	23,669	454
*Revlon, Inc. Class A	194,543	447
*1-800-FLOWERS.COM, Inc.	50,775	427
*GSI Commerce, Inc.	23,698	421
*Elizabeth Arden, Inc.	16,907	401
*Bombay Co.	68,555	379
*Guess ?, Inc.	29,533	371
*Marchex, Inc.	17,495	367
*Young Broadcasting Inc.	34,128	360
Oshkosh B' Gosh, Inc. Class A	16,464	352
*Drugstore.com, Inc.	99,725	339
Renaissance Learning, Inc.	17,842	331
Movie Gallery, Inc.	17,259	329
*Digital Theater Systems Inc.	16,337	329
CSS Industries, Inc.	10,349	329
*Blue Nile Inc.	11,829	327
*Del Laboratories, Inc.	9,319	324
*Charlotte Russe Holding Inc.	31,023	313
*Sharper Image Corp.	15,939	300
*Pegasus Solutions Inc.	21,281	268
*Conn's, Inc.	15,712	264
*Hudson Highland Group, Inc.	8,754	252
*Cross Country Healthcare, Inc.	13,930	252
*1-800 CONTACTS, Inc.	11,405	251
*Learning Tree International, Inc.	17,854	239
*Regent Communications, Inc.	44,868	238
*GameStop Corp.	10,614	237
*Beasley Broadcast Group, Inc.	13,091	229
*Vail Resorts Inc.	9,751	219
*Kirkland's, Inc.	16,576	204
*Medical Staffing Network Holdings, Inc.	23,133	189
Advanced Marketing Services	10,188	102
*Radio One, Inc.	858	14

		366,745

Consumer Staples (1.2%)
Church &Dwight, Inc.	118,784	3,994
*Rite Aid Corp.	994,177	3,639
*NBTY, Inc.	102,520	2,462
*Performance Food Group Co.	89,124	2,398
*7-Eleven, Inc.	75,465	1,807
Casey's General Stores, Inc.	86,545	1,571
*Peet's Coffee &Tea Inc.	24,719	654
J &J Snack Foods Corp.	12,917	633
Tootsie Roll Industries, Inc.	13,876	481

Vanguard Small-Cap Growth Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*Wild Oats Markets Inc.	44,250	390
Winn-Dixie Stores, Inc.	81,536	371
*Boston Beer Co., Inc. Class A	16,395	349
Arden Group Inc. Class A	2,303	231
Coca-Cola Bottling Co.	3,922	224

		19,204

Financial Services (10.3%)
Catellus Development Corp. REIT	197,925	6,057
Ryder System, Inc.	123,665	5,907
Cullen/Frost Bankers, Inc.	89,083	4,329
Certegy, Inc.	121,740	4,325
East West Bancorp, Inc.	96,710	4,058
*Affiliated Managers Group, Inc.	59,349	4,020
*BISYS Group, Inc.	231,525	3,809
Waddell &Reed Financial, Inc.	158,494	3,786
UCBH Holdings, Inc.	82,587	3,784
*Alliance Data Systems Corp.	77,674	3,688
MoneyGram International, Inc.	170,136	3,597
Global Payments Inc.	58,979	3,453
NewAlliance Bancshares, Inc.	219,361	3,356
Fremont General Corp.	125,900	3,170
*The First Marblehead Corp.	55,604	3,128
*Silicon Valley Bancshares	68,479	3,069
*Kronos, Inc.	59,799	3,058
Jack Henry &Associates Inc.	138,770	2,763
International Bancshares Corp.	68,134	2,683
Southwest Bancorporation of Texas, Inc.	112,943	2,630
Wintrust Financial Corp.	43,874	2,499
Jefferies Group, Inc.	60,070	2,420
FactSet Research Systems Inc.	38,789	2,267
*eFunds Corp.	92,572	2,223
First BanCorp Puerto Rico	34,756	2,207
Cousins Properties, Inc. REIT	70,854	2,145
Umpqua Holdings Corp.	79,917	2,015
Inland Real Estate Corp. REIT	121,806	1,943
John H. Harland Co.	53,258	1,923
*CB Richard Ellis Group, Inc.	57,300	1,922
Commercial Capital Bancorp, Inc.	81,941	1,899
CVB Financial Corp.	69,707	1,851
New Century REIT, Inc.	28,787	1,840
*Alleghany Corp.	6,227	1,776
W Holding Co., Inc.	71,819	1,648
*Sotheby's Holdings Class A	86,984	1,580
Cash America International Inc.	51,595	1,534
*Investment Technology Group, Inc.	76,434	1,529
HCC Insurance Holdings, Inc.	45,515	1,507
*Accredited Home Lenders Holding Co.	30,265	1,504
Boston Private Financial Holdings, Inc.	50,120	1,412
United Community Banks, Inc.	52,159	1,405
National Financial Partners Corp.	35,809	1,389
*Interactive Data Corp.	62,897	1,367
Equity Lifestyle Properties, Inc. REIT	37,225	1,331
NDCHealth Corp.	69,398	1,290
*Financial Federal Corp.	31,452	1,233
*Digital Insight Corp.	64,869	1,194
*Euronet Worldwide, Inc.	45,596	1,186
*S1 Corp.	129,323	1,172

Vanguard Small-Cap Growth Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*Sterling Financial Corp.	28,369	1,114
Provident Bancorp, Inc.	83,645	1,103
*Triad Guaranty, Inc.	18,215	1,102
*Arch Capital Group Ltd.	28,182	1,091
Main Street Banks, Inc.	31,112	1,087
Gold Banc Corp., Inc.	73,431	1,074
*Advent Software, Inc.	51,314	1,051
*iPayment Holdings, Inc.	20,707	1,025
PrivateBancorp, Inc.	31,377	1,011
*Instinet Group Inc.	161,118	972
Direct General Corp.	30,180	969
Prosperity Bancshares, Inc.	32,225	941
*Nelnet, Inc.	34,383	926
*Portfolio Recovery Associates, Inc.	22,179	914
Harleysville National Corp.	29,364	781
Fidelity Bankshares, Inc.	17,537	750
*Universal American Financial Corp.	47,732	738
Hanmi Financial Corp.	20,027	720
*Signature Bank	22,217	719
Bank of the Ozarks, Inc.	20,551	699
*HealthExtras, Inc.	42,645	695
Hilb, Rogal and Hamilton Co.	19,131	693
*eSPEED, Inc. Class A	55,095	682
Global Signal, Inc. REIT	24,291	669
*Encore Capital Group, Inc.	27,552	655
*HomeStore, Inc.	212,983	645
LaSalle Hotel Properties REIT	20,016	637
*BankUnited Financial Corp.	18,731	598
R.L.I. Corp.	14,344	596
CoBiz Inc.	27,470	558
S.Y. Bancorp, Inc.	22,438	541
Scottish Re Group Ltd.	20,675	535
*Asset Acceptance Capital Corp.	25,114	535
*FelCor Lodging Trust, Inc. REIT	33,778	495
Old Second Bancorp, Inc.	15,180	484
*TNS Inc.	21,358	467
*Credit Acceptance Corp.	17,503	445
Peapack Gladstone Financial Corp.	13,522	427
*PRG-Schultz International, Inc.	82,955	417
Riggs National Corp.	19,607	417
*Danielson Holdings Corp.	48,854	413
Gabelli Asset Management Inc.	8,253	400
*Citizens, Inc.	61,084	389
*Ocwen Financial Corp.	36,260	347
Greenhill &Co., Inc.	11,913	342
Aspen Insurance Holdings Ltd.	13,818	339
Clifton Savings Bancorp, Inc.	26,339	320
American Equity Investment Life Holding Co.	29,696	320
*Argonaut Group, Inc.	15,027	318
WFS Financial, Inc.	5,488	279
*Texas Capital Bancshares, Inc.	11,956	258
*Navigators Group, Inc.	8,441	254
Bristol West Holdings, Inc.	10,685	214
Capital Southwest Corp.	1,939	152
*CCC Information Services Group	6,158	137
Charter Financial Corp.	2,648	116

		160,457

Vanguard Small-Cap Growth Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

Health Care (19.8%)
*DaVita, Inc.	193,159	7,636
*Cytyc Corp.	213,385	5,883
*Charles River Laboratories, Inc.	117,966	5,428
*Covance, Inc.	120,333	4,663
*Renal Care Group, Inc.	128,818	4,636
*OSI Pharmaceuticals, Inc.	61,888	4,632
Cooper Cos., Inc.	62,892	4,440
*INAMED Corp.	68,325	4,322
*Gen-Probe Inc.	95,326	4,310
*Affymetrix, Inc.	116,588	4,261
*Dade Behring Holdings Inc.	74,359	4,164
*Pharmaceutical Product Development, Inc.	97,597	4,030
Medicis Pharmaceutical Corp.	109,387	3,841
*MGI Pharma, Inc.	135,743	3,802
*Stericycle, Inc.	82,430	3,788
*Respironics, Inc.	67,555	3,672
*AMERIGROUP Corp.	47,726	3,611
*IDEXX Laboratories Corp.	65,784	3,591
*Amylin Pharmaceuticals, Inc.	153,638	3,589
*Protein Design Labs, Inc.	173,656	3,588
*Neurocrine Biosciences, Inc.	69,975	3,450
*ResMed Inc.	65,002	3,322
*First Health Group Corp.	176,144	3,296
*ICOS Corp.	115,871	3,277
*Nektar Therapeutics	161,084	3,260
*Apria Healthcare Group Inc.	95,961	3,162
*STERIS Corp.	132,683	3,147
Select Medical Corp.	175,270	3,085
*Edwards Lifesciences Corp.	74,507	3,074
*Andrx Group	139,839	3,053
*Pediatrix Medical Group, Inc.	46,061	2,950
*Cerner Corp.	55,438	2,948
*VCA Antech, Inc.	149,488	2,930
*Techne Corp.	75,114	2,922
*Martek Biosciences Corp.	56,304	2,883
*Advanced Medical Optics, Inc.	68,472	2,817
Mentor Corp.	81,291	2,743
*PAR Pharmaceutical Cos. Inc.	65,185	2,697
*Endo Pharmaceuticals Holdings, Inc.	126,657	2,662
*Sybron Dental Specialties, Inc.	74,786	2,646
*Accredo Health, Inc.	93,456	2,591
*Sierra Health Services, Inc.	46,344	2,554
Invacare Corp.	54,861	2,538
*LifePoint Hospitals, Inc.	70,665	2,461
*Intuitive Surgical, Inc.	61,458	2,460
*VISX Inc.	95,048	2,459
*American Medical Systems Holdings, Inc.	58,128	2,430
*Alkermes, Inc.	172,266	2,427
*The Medicines Co.	82,684	2,381
Diagnostic Products Corp.	41,912	2,307
*United Surgical Partners International, Inc.	54,387	2,268
*Centene Corp.	78,522	2,226
*Province Healthcare Co.	95,443	2,133
*Immucor Inc.	87,015	2,046
*American Healthways Inc.	59,818	1,976
PolyMedica Corp.	52,409	1,954
*NeighborCare Inc.	63,208	1,942
*Applera Corp.-Celera Genomics Group	140,314	1,929

Vanguard Small-Cap Growth Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*Ocular Sciences, Inc.	38,628	1,893
*Pharmion Corp.	44,233	1,867
*Bio-Rad Laboratories, Inc. Class A	32,134	1,844
*Biosite Inc.	28,977	1,783
*United Therapeutics Corp.	39,128	1,767
*Haemonetics Corp.	48,438	1,754
*AmSurg Corp.	58,241	1,720
*Ventana Medical Systems, Inc.	26,566	1,700
*AtheroGenics, Inc.	71,148	1,676
*Connetics Corp.	68,199	1,657
*Ligand Pharmaceuticals Inc. Class B	142,004	1,653
*Wright Medical Group, Inc.	57,809	1,648
*Nabi Biopharmaceuticals	112,091	1,642
*Eyetech Pharmaceuticals Inc.	35,447	1,613
*Telik, Inc.	83,886	1,606
*Eclipsys Corp.	76,572	1,564
*PSS World Medical, Inc.	124,416	1,557
*Sunrise Senior Living, Inc.	33,523	1,554
*Priority Healthcare Corp. Class B	71,052	1,547
*CONMED Corp.	54,391	1,546
*Advanced Neuromodulation Systems, Inc.	38,744	1,529
*American Pharmaceuticals Partners, Inc.	40,714	1,523
*eResearch Technology, Inc.	94,983	1,505
Valeant Pharmaceuticals International	56,421	1,487
*Laserscope	38,918	1,398
*CV Therapeutics, Inc.	60,570	1,393
*Eon Labs, Inc.	51,331	1,386
*Human Genome Sciences, Inc.	112,995	1,358
*Transkaryotic Therapies, Inc.	53,416	1,356
*Onyx Pharmaceuticals, Inc.	41,422	1,342
*Inspire Pharmaceuticals, Inc.	79,402	1,332
*Myriad Genetics, Inc.	59,099	1,330
*ArthroCare Corp.	41,449	1,329
*Wellcare Group Inc.	40,732	1,324
*IDX Systems Corp.	37,840	1,304
*Serologicals Corp.	58,407	1,292
*First Horizon Pharmaceutical Corp.	54,518	1,248
*Vicuron Pharmaceuticals Inc.	71,299	1,241
*Molina Healthcare Inc.	26,454	1,227
*Integra LifeSciences Holdings	33,079	1,222
*Kos Pharmaceuticals, Inc.	32,451	1,221
Arrow International, Inc.	37,959	1,176
*K-V Pharmaceutical Co. Class A	53,099	1,171
*Enzon Pharmaceuticals, Inc.	84,342	1,157
*Cubist Pharmaceuticals, Inc.	95,765	1,133
*Salix Pharmaceuticals, Ltd.	62,784	1,104
*Hologic, Inc.	39,596	1,088
*Encysive Pharmaceuticals, Inc.	109,390	1,086
*Impax Laboratories, Inc.	67,358	1,070
*Vertex Pharmaceuticals, Inc.	100,275	1,060
*LabOne, Inc.	32,751	1,049
*Abgenix, Inc.	100,119	1,035
*Dendreon Corp.	95,421	1,029
*Medarex, Inc.	94,440	1,018
*Enzo Biochem, Inc.	50,019	974
*SonoSite, Inc.	28,648	973
*Cell Therapeutics, Inc.	116,180	946
*SurModics, Inc.	28,788	936
*Incyte Corp.	93,165	931

Vanguard Small-Cap Growth Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*Wilson Greatbatch Technologies, Inc.	41,299	926
*Per-Se Technologies, Inc.	57,754	914
*NPS Pharmaceuticals Inc.	48,503	887
*Magellan Health Services, Inc.	25,773	880
*RehabCare Group, Inc.	31,411	879
*Align Technology, Inc.	81,344	874
*Exelixis, Inc.	86,024	817
*Cyberonics, Inc.	39,159	811
*Thoratec Corp.	77,572	808
*Kyphon Inc.	31,240	805
*Digene Corp.	30,736	804
*BioMarin Pharmaceutical Inc.	123,790	791
*EPIX Pharmaceuticals, Inc.	44,073	789
*Tanox, Inc.	51,061	776
*Noven Pharmaceuticals, Inc.	45,267	772
*NitroMed, Inc.	28,408	757
*Gentiva Health Services, Inc.	45,020	753
*InterMune Inc.	56,541	750
Perrigo Co.	43,250	747
*Kindred Healthcare, Inc.	24,868	745
*Merit Medical Systems, Inc.	48,235	737
*Discovery Laboratories, Inc.	90,206	715
*Adolor Corp.	71,470	709
*Kensey Nash Corp.	19,823	684
*PAREXEL International Corp.	32,585	661
*Lexicon Genetics Inc.	85,146	660
*Zymogenetics, Inc.	28,677	660
*Alexion Pharmaceuticals, Inc.	26,165	659
*Chattem, Inc.	19,855	657
*ICU Medical, Inc.	23,924	654
*Inverness Medical Innovations, Inc.	25,293	635
*Zoll Medical Corp.	17,790	612
*Isis Pharmaceuticals, Inc.	99,966	590
*Antigenics, Inc.	52,946	536
*VistaCare, Inc.	31,022	516
*OraSure Technologies, Inc.	76,691	515
*Symbion, Inc.	22,060	487
*K-V Pharmaceutical Co. Class B	21,095	481
*Possis Medical Inc.	34,738	468
*CTI Molecular Imaging, Inc.	32,257	458
*DJ Orthopedics Inc.	21,289	456
*ImmunoGen, Inc.	50,741	449
*Molecular Devices Corp.	21,939	441
*ARIAD Pharmaceuticals, Inc.	58,906	438
*Diversa Corp.	49,918	436
*XOMA Ltd.	166,074	430
*Regeneron Pharmaceuticals, Inc.	46,514	428
*Barrier Therapeutics Inc.	25,094	417
*Geron Corp.	50,922	406
*Conceptus, Inc.	48,987	398
*CardioDynamics International Corp.	73,466	380
*Genesis Healthcare Corp.	10,689	374
*Maxygen Inc.	28,750	368
*Keryx Biopharmaceuticals, Inc.	30,633	354
*CorVel Corp.	13,102	351
Young Innovations, Inc.	10,360	349
*Corixa Corp.	91,402	333
*Odyssey Healthcare, Inc.	23,244	318
*Bruker BioSciences Corp.	78,064	315

Vanguard Small-Cap Growth Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*Alliance Imaging, Inc.	27,621	311
*Closure Medical Corp.	15,126	295
*Trimeris, Inc.	20,250	287
*Santarus Inc.	31,263	283
*Pozen Inc.	38,513	280
Computer Programs and Systems, Inc.	11,974	277
*SciClone Pharmaceuticals, Inc.	72,916	270
*Genta Inc.	146,363	258
*Cell Genesys, Inc.	28,385	230
*NeoPharm, Inc.	17,834	223
*CuraGen Corp.	28,496	204
Vital Signs, Inc.	4,390	171
*Specialty Laboratories, Inc.	15,257	168
*GTx, Inc.	11,876	160
*Lannett Company, Inc.	11,942	118

		309,522

Integrated Oils (0.1%)
*KCS Energy, Inc.	89,651	1,325
*Delta Petroleum Corp.	45,432	712

		2,037

Other Energy (6.1%)
*Varco International, Inc.	178,102	5,192
Massey Energy Co.	145,772	5,095
Patina Oil &Gas Corp.	128,827	4,831
*Grant Prideco, Inc.	235,793	4,728
*FMC Technologies Inc.	123,137	3,965
*Plains Exploration &Production Co.	140,718	3,659
CONSOL Energy, Inc.	86,769	3,562
*Calpine Corp.	855,458	3,371
Helmerich &Payne, Inc.	96,838	3,296
*Key Energy Services, Inc.	250,863	2,960
Range Resources Corp.	143,199	2,930
*Unit Corp.	74,678	2,853
*Cal Dive International, Inc.	69,849	2,846
*Denbury Resources, Inc.	95,170	2,612
St. Mary Land &Exploration Co.	56,926	2,376
*Superior Energy Services, Inc.	129,096	1,989
*Quicksilver Resources, Inc.	52,531	1,932
*Encore Acquisition Co.	53,129	1,855
*Oceaneering International, Inc.	48,331	1,804
*Grey Wolf, Inc.	340,233	1,793
*Todco	92,657	1,707
*Seacor Holdings INC	31,683	1,692
Berry Petroleum Class A	34,323	1,637
CARBO Ceramics Inc.	22,959	1,584
*Cheniere Energy, Inc.	23,110	1,472
*Hydrill Co.	31,617	1,439
Penn Virginia Corp.	35,269	1,431
*Atwood Oceanics, Inc.	26,134	1,362
*KFX, Inc.	92,488	1,343
*Global Industries Ltd.	160,417	1,330
*Input/Output, Inc.	138,970	1,228
*Energy Partners, Ltd.	60,362	1,224
*TETRA Technologies, Inc.	42,970	1,216
*W-H Energy Services, Inc.	52,855	1,182

Vanguard Small-Cap Growth Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*Remington Oil &Gas Corp.	42,522	1,159
*Petroleum Development Corp.	29,658	1,144
*Whiting Petroleum Corp.	35,625	1,078
*Hanover Compressor Co.	66,264	936
*Newpark Resources, Inc.	161,990	834
*Harvest Natural Resources, Inc.	45,294	782
*Core Laboratories NV	33,162	774
*Spinnaker Exploration Co.	18,299	642
*FuelCell Energy, Inc.	54,602	541
*Oil States International, Inc.	26,355	508
RPC Inc.	19,278	484
*Parker Drilling Co.	117,483	462
*Comstock Resources, Inc.	20,914	461
*Endeavor International Corp.	106,193	445
*Global Power Equipment Group Inc.	37,373	368
*Plug Power, Inc.	59,576	364
Gulf Island Fabrication, Inc.	16,327	356
*Hornbeck Offshore Services, Inc.	17,965	347
Crosstex Energy, Inc.	5,839	245
*Dril-Quip, Inc.	8,577	208
*Atlas America, Inc.	5,085	182

		95,816

Materials &Processing (4.1%)
*Crown Holdings, Inc.	317,707	4,365
Forest City Enterprise Class A	59,952	3,450
*Scotts Co.	43,959	3,232
*Armor Holdings, Inc.	59,757	2,810
Crompton Corp.	220,184	2,598
*Maverick Tube Corp.	81,625	2,473
Florida Rock Industries, Inc.	40,501	2,411
Simpson Manufacturing Co.	64,083	2,236
Airgas, Inc.	83,778	2,221
*Cabot Microelectronics Corp.	47,576	1,905
*Coeur d'Alene Mines Corp.	457,879	1,799
*W.R. Grace &Co.	126,304	1,719
Allegheny Technologies Inc.	77,762	1,685
*Ceradyne, Inc.	29,422	1,683
*Symyx Technologies, Inc.	55,502	1,670
*Quanta Services, Inc.	189,789	1,518
*Dycom Industries, Inc.	46,547	1,421
Schnitzer Steel Industries, Inc. Class A	41,452	1,406
*Rogers Corp.	32,289	1,392
*Hexcel Corp.	92,552	1,342
*Hecla Mining Co.	227,970	1,329
*Graphic Packaging Corp.	171,686	1,236
ElkCorp	34,193	1,170
*Insituform Technologies Inc. Class A	51,297	1,163
Steel Dynamics, Inc.	28,462	1,078
Brookfield Homes Corp.	29,916	1,014
*Hercules, Inc.	64,153	953
MacDermid, Inc.	26,314	950
*NCI Building Systems, Inc.	25,258	947
*Neenah Paper Inc.	28,394	926
*DHB Industries, Inc.	47,019	895
*Mobile Mini, Inc.	26,554	877
*Apex Silver Mines Ltd.	50,604	869
*Trex Co., Inc.	15,493	812

Vanguard Small-Cap Growth Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

AMCOL International Corp.	39,471	793
*Terra Industries, Inc.	80,682	716
*GrafTech International Ltd.	66,101	625
Royal Gold, Inc.	33,925	619
*Exide Technologies	43,851	604
Deltic Timber Corp.	12,834	545
*Energy Conversion Devices, Inc.	25,946	501
*Tejon Ranch Co.	11,908	486
Silgan Holdings, Inc.	7,966	486
*Interface, Inc.	42,769	426
Apogee Enterprises, Inc.	23,486	315
*AAON, Inc.	18,094	291
*Encore Wire Corp.	19,972	266
*Avatar Holding, Inc.	5,116	246

		64,474

Vanguard Small-Cap Growth Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

Producer Durables (8.5%)
*Crown Castle International Corp.	389,760	6,486
Roper Industries Inc.	80,937	4,919
Donaldson Co., Inc.	149,353	4,866
*United Defense Industries Inc.	101,488	4,795
Graco, Inc.	126,411	4,721
*Polycom, Inc.	191,017	4,455
Joy Global Inc.	98,777	4,290
*Mettler-Toledo International Inc.	81,060	4,159
Plantronics, Inc.	92,041	3,817
*Andrew Corp.	278,100	3,791
*Toll Brothers, Inc.	53,803	3,691
*Taser International Inc.	100,058	3,161
*Hovnanian Enterprises Inc. Class A	62,381	3,089
Engineered Support Systems, Inc.	51,148	3,029
*Actuant Corp.	50,583	2,638
Ryland Group, Inc.	45,532	2,620
*Varian Semiconductor Equipment Associates, Inc.	69,866	2,575
Mine Safety Appliances Co.	49,761	2,523
Herman Miller, Inc.	88,989	2,459
*Interdigital Communications Corp.	106,658	2,357
Ametek, Inc.	65,539	2,338
Cognex Corp.	79,474	2,217
*Dionex Corp.	37,634	2,133
*Meritage Corp.	18,606	2,097
*Cymer, Inc.	70,626	2,086
*Rayovac Corp.	66,416	2,030
MDC Holdings, Inc.	23,480	2,030
The Manitowoc Co., Inc.	53,836	2,027
*CUNO Inc.	32,549	1,933
*ESCO Technologies Inc.	24,903	1,909
*Headwaters Inc.	64,496	1,838
*Thomas &Betts Corp.	56,643	1,742
*Champion Enterprises, Inc.	136,775	1,617
*Paxar Corp.	68,564	1,520
HNI Corp.	34,762	1,497
Steelcase Inc.	84,195	1,165
*Orbital Sciences Corp.	95,033	1,124
*Power-One, Inc.	121,380	1,083
JLG Industries, Inc.	54,740	1,075
*Imagistics International Inc.	31,721	1,068
*Arris Group Inc.	151,642	1,068
*SBA Communications Corp.	110,050	1,021
*Teledyne Technologies, Inc.	34,578	1,018
*FEI Co.	48,143	1,011
*Photronics Inc.	59,839	987
*Itron, Inc.	40,155	960
*Sonic Solutions, Inc.	42,651	957
*Entegris Inc.	91,746	913
*ATMI, Inc.	39,390	887
*Mattson Technology, Inc.	77,167	869
*Ultratech, Inc.	43,579	821
*Powerwave Technologies, Inc.	95,727	812
*Photon Dynamics, Inc.	32,515	789
Franklin Electric, Inc.	17,909	757
United Industrial Corp.	18,836	730
*Littelfuse, Inc.	21,356	730
*MTC Technologies, Inc.	19,389	651
Levitt Corp. Class A	20,821	636
*Presstek, Inc.	63,885	618
*Applied Films Corp.	28,488	614
*William Lyon Homes, Inc.	8,478	595
*Kulicke &Soffa Industries, Inc.	64,407	555
Vicor Corp.	40,606	532
*General Cable Corp.	38,156	528
*LTX Corp.	58,375	449
CTS Corp.	33,345	443
*Metrologic Instruments, Inc.	20,585	437
*Rudolph Technologies, Inc.	24,323	418
*DuPont Photomasks, Inc.	14,120	373
*Advanced Energy Industries, Inc.	40,793	372
Curtiss-Wright Corp. Class B	6,433	362
*ARGON ST, Inc.	10,190	361
Lindsay Manufacturing Co.	13,892	360
*Astec Industries, Inc.	19,802	341
*Palm Harbor Homes, Inc.	19,668	332
Keithley Instruments Inc.	13,436	265
*Asyst Technologies, Inc.	31,748	162
*Color Kinetics Inc.	8,614	151

		132,855

Technology (18.3%)
*International Rectifier Corp.	127,886	5,700
*Cree, Inc.	141,828	5,684
*SpectraSite, Inc.	94,138	5,451
PerkinElmer, Inc.	233,912	5,261
*TIBCO Software Inc.	362,956	4,842
*Western Digital Corp.	393,528	4,266
*Macromedia, Inc.	133,350	4,150
*FLIR Systems, Inc.	64,798	4,133
Acxiom Corp.	157,061	4,131
*Rambus Inc.	176,419	4,058
*Brocade Communications Systems, Inc.	505,919	3,865
*Avid Technology, Inc.	62,363	3,851
*Avocent Corp.	94,583	3,833
*CACI International, Inc.	55,950	3,812
*Hyperion Solutions Corp.	75,841	3,536
Reynolds &Reynolds Class A	124,092	3,290
*Trimble Navigation Ltd.	98,279	3,247
*Atmel Corp.	822,636	3,225

Vanguard Small-Cap Growth Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*F5 Networks, Inc.	63,081	3,073
*Semtech Corp.	135,076	2,954
*Integrated Circuit Systems, Inc.	139,794	2,924
*Foundry Networks, Inc.	221,494	2,915
*Cypress Semiconductor Corp.	240,789	2,824
*Skyworks Solutions, Inc.	298,987	2,819
*Varian, Inc.	66,637	2,733
*Akamai Technologies, Inc.	205,286	2,675
*Silicon Laboratories Inc.	74,631	2,635
*The Titan Corp.	162,126	2,626
*Anteon International Corp.	61,966	2,594
*Applied Micro Circuits Corp.	601,762	2,533
ADTRAN Inc.	130,096	2,490
*PalmOne, Inc.	78,804	2,486
*RF Micro Devices, Inc.	358,605	2,453
*RSA Security Inc.	122,266	2,453
*UNOVA, Inc.	93,570	2,366
*Digital River, Inc.	56,035	2,332
*Websense, Inc.	44,699	2,267
*Macrovision Corp.	85,464	2,198
*Silicon Image, Inc.	130,087	2,141
*MEMC Electronic Materials, Inc.	159,686	2,116
*Mentor Graphics Corp.	137,781	2,107
*Tekelec	102,684	2,099
*Tessera Technologies, Inc.	54,301	2,021
*Openwave Systems Inc.	128,764	1,991
*Parametric Technology Corp.	336,144	1,980
*FileNET Corp.	75,712	1,950
*SigmaTel Inc.	54,325	1,930
*Wind River Systems Inc.	142,215	1,927
*Ariba, Inc.	115,097	1,911
*ANSYS, Inc.	59,433	1,905
*Internet Security Systems, Inc.	81,660	1,899
*Microsemi Corp.	108,862	1,890
*OmniVision Technologies, Inc.	102,971	1,890
*SRA International, Inc.	29,045	1,865
*MICROS Systems, Inc.	22,941	1,791
*Coherent, Inc.	58,240	1,773
*Aeroflex, Inc.	142,984	1,733
*Maxtor Corp.	309,255	1,639
*Progress Software Corp.	69,946	1,633
*Intergraph Corp.	59,646	1,606
*Digitas Inc.	164,284	1,569
*ScanSource, Inc.	24,188	1,504
*Vitesse Semiconductor Corp.	421,962	1,490
*Dendrite International, Inc.	75,975	1,474
*Micrel, Inc.	131,913	1,454
*Extreme Networks, Inc.	221,203	1,449
*MicroStrategy Inc.	24,027	1,448
*Transaction Systems Architects, Inc.	72,248	1,434
*RealNetworks, Inc.	212,364	1,406
*Synaptics Inc.	45,790	1,400
*Manhattan Associates, Inc.	57,801	1,380
*Intermagnetics General Corp.	53,914	1,370
*Amkor Technology, Inc.	203,203	1,357
*WebEx Communications, Inc.	55,344	1,316
*Quest Software, Inc.	81,904	1,306
*NetIQ Corp.	106,662	1,302
*Gateway, Inc.	215,560	1,296

Vanguard Small-Cap Growth Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*FormFactor Inc.	47,532	1,290
*Informatica Corp.	158,498	1,287
*Equinix, Inc.	29,733	1,271
*Altiris, Inc.	35,765	1,267
*Aspect Communications Corp.	113,739	1,267
*Identix, Inc.	169,931	1,254
*Epicor Software Corp.	87,417	1,232
*j2 Global Communications, Inc.	35,636	1,229
*DSP Group Inc.	54,904	1,226
*ON Semiconductor Corp.	268,938	1,221
*Sapient Corp.	153,511	1,214
*Perot Systems Corp.	75,343	1,208
*SERENA Software, Inc.	54,588	1,181
*Power Integrations, Inc.	59,371	1,174
*Harmonic, Inc.	139,380	1,162
*Advanced Digital Information Corp.	115,938	1,162
*Mercury Computer Systems, Inc.	38,502	1,143
*Lexar Media, Inc.	144,472	1,133
*Exar Corp.	78,930	1,120
*TriQuint Semiconductor, Inc.	250,619	1,115
*SafeNet, Inc.	29,970	1,101
*Plexus Corp.	83,291	1,084
*ViaSat, Inc.	43,890	1,065
*Genesis Microchip Inc.	63,719	1,034
Inter-Tel, Inc.	37,331	1,022
*II-VI, Inc.	23,802	1,011
*Novatel Wireless, Inc.	50,979	988
*CommScope, Inc.	52,110	985
*Benchmark Electronics, Inc.	27,765	947
*Verity, Inc.	71,589	939
*Ditech Communications Corp.	62,252	931
*Ascential Software Corp.	56,621	923
*KEMET Corp.	103,113	923
*Packeteer, Inc.	63,757	921
*Quantum Corp.	350,869	919
EDO Corp.	28,929	918
*Borland Software Corp.	77,640	907
*Cirrus Logic, Inc.	163,562	901
*Ixia	52,665	885
*Silicon Graphics, Inc.	506,627	876
*Verint Systems Inc.	23,919	869
*Micromuse Inc.	152,709	849
*TTM Technologies, Inc.	71,141	839
*SeaChange International, Inc.	47,990	837
*InterVoice, Inc.	62,631	836
*Pinnacle Systems, Inc.	133,728	816
*Pixelworks, Inc.	71,452	810
*Opsware, Inc.	109,814	806
*Audible, Inc.	30,936	806
*Magma Design Automation, Inc.	64,009	804
*ManTech International Corp.	33,412	793
*Agile Software Corp.	96,523	789
*Jupitermedia Corp.	32,918	783
Cubic Corp.	30,661	772
*Interwoven Inc.	70,702	769
*JDA Software Group, Inc.	53,467	728
*Open Solutions Inc.	27,575	716
*Westell Technologies, Inc.	103,830	706
*Keane, Inc.	47,858	704

Vanguard Small-Cap Growth Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

BEI Technologies, Inc.	22,708	701
*webMethods, Inc.	96,825	698
*Vignette Corp.	500,127	695
*SonicWALL, Inc.	109,629	693
*Secure Computing Corp.	69,114	690
*Daktronics, Inc.	27,436	683
SS&C Technologies, Inc.	33,056	683
*OSI Systems Inc.	29,895	679
*E.piphany Inc.	139,176	672
*Retek Inc.	107,538	661
*ActivCard Corp.	73,897	658
*Cray Inc.	139,929	652
Talx Corp.	25,268	652
*MatrixOne, Inc.	98,943	648
*OpenTV Corp.	158,470	609
*Excel Technology, Inc.	23,306	606
*The TriZetto Group, Inc.	63,492	603
*Standard Microsystem Corp.	31,917	569
*Avanex Corp.	165,464	548
*Lionbridge Technologies, Inc.	81,424	547
*Mindspeed Technologies, Inc.	193,215	537
*NETGEAR, Inc.	29,331	534
*Sycamore Networks, Inc.	130,344	529
*Remec, Inc.	73,318	529
*Transmeta Corp.	323,238	527
*Kopin Corp.	135,324	524
*Finisar Corp.	223,900	510
*Virage Logic Corp.	26,855	499
*Tyler Technologies, Inc.	59,393	497
*Anaren, Inc.	38,098	494
*SupportSoft, Inc.	73,274	488
*ScanSoft, Inc.	113,437	475
*PDF Solutions, Inc.	29,372	473
*Keynote Systems Inc.	33,822	471
*Echelon Corp.	55,355	467
*Pericom Semiconductor Corp.	48,700	459
*Entrust, Inc.	120,148	455
*Concur Technologies, Inc.	50,294	448
*McDATA Corp.	79,267	446
*FalconStor Software, Inc.	45,487	435
*@ Road, Inc.	62,832	434
*Lattice Semiconductor Corp.	75,936	433
*AMIS Holdings Inc.	25,755	425
*EPIQ Systems, Inc.	28,997	425
*Siliconix, Inc.	11,615	424
*Universal Display Corp.	44,717	402
*IXYS Corp.	37,872	391
*Gartner, Inc. Class A	31,264	390
*Newport Corp.	27,159	383
*Embarcadero Technologies, Inc.	39,769	374
*PEC Solutions, Inc.	26,289	373
*Komag, Inc.	19,770	371
*Blue Coat Systems, Inc.	19,563	364
*Motive, Inc.	31,944	364
Integral Systems, Inc.	18,210	354
*Enterasys Networks, Inc.	191,384	344
*SiRF Technology Holdings, Inc.	26,207	333
*PalmSource, Inc.	26,057	332
*Ulticom, Inc.	20,282	325

Vanguard Small-Cap Growth Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*SeeBeyond Technology Corp.	90,207	323
*Lawson Software Inc.	46,832	322
*Digimarc Corp.	31,112	290
*Net2Phone, Inc.	84,985	289
*Multi-Fineline Electronix, Inc.	15,635	285
*Atheros Communications	27,069	277
Syntel, Inc.	15,485	272
*Broadwing Corp.	29,066	265
*Iomega Corp.	46,804	259
QAD Inc.	22,898	204
*Oplink Communications, Inc.	101,531	200
*Blackboard Inc.	12,524	185
*iGATE Corp.	44,618	181
*Pegasystems Inc.	20,575	176
*Safeguard Scientifics, Inc.	80,219	170
*SPSS, Inc.	10,565	165

		286,753

Utilities (1.9%)
*NII Holdings Inc.	127,179	6,035
*Western Wireless Corp. Class A	169,991	4,981
Western Gas Resources, Inc.	99,221	2,902
*Southwestern Energy Co.	45,149	2,289
*Cincinnati Bell Inc.	471,299	1,956
*Commonwealth Telephone Enterprises, Inc.	38,366	1,905
*USA Mobility, Inc.	47,446	1,675
*PTEK Holdings, Inc.	130,030	1,393
*IDT Corp. Class B	86,397	1,337
*UbiquiTel Inc.	134,456	957
*Mediacom Communications Corp.	121,210	758
*General Communication, Inc.	53,488	591
*IDT Corp.	39,257	576
*Primus Telecommunications Group, Inc.	128,879	410
*Centennial Communications Corp. Class A	49,857	395
*Dobson Communications Corp.	218,880	376
*Time Warner Telecom Inc.	85,719	374
*Intrado Inc.	26,519	321
*Triton PCS, Inc.	71,736	245
Shenandoah Telecommunications Co.	1,757	53

		29,529

Vanguard Small-Cap Growth Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

Other (0.3%)
*McDermott International, Inc.	115,461	2,120
GenCorp, Inc.	86,419	1,605
Walter Industries, Inc.	43,791	1,477

		5,202

TOTAL COMMON STOCKS
(Cost $1,241,836)		1,541,438

TEMPORARY CASH INVESTMENTS (4.3%)

Vanguard Market Liquidity Fund, 2.26%**	6,459,787	6,460
Vanguard Market Liquidity Fund, 2.26%**	60,644,520	60,645

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $67,105)		67,105

TOTAL INVESTMENTS (102.8%)
(Cost $1,308,941)		1,608,543

OTHER ASSETS AND LIABILITIES--NET (-2.8%)		(43,169)

NET ASSETS (100%)		$ 1,565,374

* Non-income-producing security.

**Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

REIT—Real Estate Investment Trust.

Vanguard Small-Cap Value Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

COMMON STOCKS (100.0%)

Auto &Transportation (5.1%)
BorgWarner, Inc.	222,808	12,070
*Navistar International Corp.	250,783	11,029
CNF Inc.	203,321	10,186
*Yellow Roadway Corp.	172,827	9,628
*Laidlaw International Inc.	414,355	8,867
Tidewater Inc.	227,702	8,108
Alexander &Baldwin, Inc.	153,029	6,491
OMI Corp.	373,568	6,295
Cooper Tire &Rubber Co.	268,828	5,793
Overseas Shipholding Group Inc.	102,220	5,643
ArvinMeritor, Inc.	249,281	5,576
American Axle &Manufacturing Holdings, Inc.	176,228	5,403
Visteon Corp.	517,305	5,054
*Kansas City Southern	250,272	4,437
USF Corp.	110,956	4,211
Modine Manufacturing Co.	124,016	4,188
Overnite Corp.	111,881	4,166
Arkansas Best Corp.	89,564	4,021
*Alaska Air Group, Inc.	107,262	3,592
Skywest, Inc.	143,870	2,886
*Offshore Logistics, Inc.	86,761	2,817
Superior Industries International, Inc.	85,194	2,475
*TBC Corp.	84,425	2,347
*Continental Airlines, Inc. Class B	172,621	2,337
*Aviall Inc.	96,321	2,212
Bandag, Inc.	43,424	2,163
Monaco Coach Corp.	104,876	2,157
*General Maritime Corp.	48,728	1,947
*RailAmerica, Inc.	146,912	1,917
Sea Containers Ltd. Class A	82,960	1,633
Wabtec Corp.	57,414	1,224
*Delta Air Lines, Inc.	156,244	1,169
*Wabash National Corp.	41,923	1,129
*Fleetwood Enterprises, Inc.	76,419	1,029
*Stoneridge, Inc.	67,070	1,015
Coachmen Industries, Inc.	55,701	967
*Strattec Security Corp.	15,164	950
*Covenant Transport, Inc.	33,498	697
*Collins &Aikman Corp.	147,668	644
*Mesa Air Group Inc.	80,957	643
*Frontier Airlines, Inc.	49,280	562
*Aftermarket Technology Corp.	31,754	511
*P.A.M. Transportation Services, Inc.	26,481	497
*Keystone Automotive Industries, Inc.	21,179	492
*America West Holdings Corp. Class B	69,252	456
Bandag, Inc. Class A	2,615	121

		161,755

Consumer Discretionary (13.5%)
The Neiman Marcus Group, Inc. Class A	172,305	12,327
*Tech Data Corp.	232,008	10,533
OfficeMax, Inc.	333,848	10,476
*Service Corp. International	1,348,032	10,043
*BJ's Wholesale Club, Inc.	277,966	8,097
Snap-On Inc.	234,712	8,065
Borders Group, Inc.	304,726	7,740
The Toro Co.	91,171	7,417
Adesa, Inc.	347,587	7,376
Dillard's Inc.	271,474	7,295
IKON Office Solutions, Inc.	583,120	6,741
Lee Enterprises, Inc.	146,261	6,740
Maytag Corp.	315,022	6,647

Vanguard Small-Cap Value Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

Saks Inc.	453,052	6,574
American Greetings Corp. Class A	253,938	6,437
*AnnTaylor Stores Corp.	284,887	6,134
*United Stationers, Inc.	132,713	6,131
Reader's Digest Association, Inc.	397,434	5,528
*Jack in the Box Inc.	147,011	5,420
Media General, Inc. Class A	83,329	5,401
Furniture Brands International Inc.	207,576	5,200
*MPS Group, Inc.	420,324	5,153
*Scholastic Corp.	136,377	5,040
Wolverine World Wide, Inc.	156,206	4,908
*Aztar Corp.	138,205	4,826
The Brink's Co.	113,329	4,479
*Linens 'n Things, Inc.	180,266	4,471
Banta Corp.	99,508	4,454
*Charming Shoppes, Inc.	471,440	4,417
Tupperware Corp.	210,450	4,361
Blockbuster Inc. Class A	435,577	4,155
*Tommy Hilfiger Corp.	366,398	4,133
CBRL Group, Inc.	97,359	4,074
*Barnes &Noble, Inc.	118,450	3,822
Kellwood Co.	110,471	3,811
*Helen of Troy Ltd.	112,008	3,765
The Pep Boys (Manny, Moe &Jack)	220,010	3,756
Bob Evans Farms, Inc.	140,981	3,685
Callaway Golf Co.	270,313	3,649
Catalina Marketing Corp.	121,883	3,611
*School Specialty, Inc.	90,509	3,490
Pier 1 Imports Inc.	173,805	3,424
*Payless ShoeSource, Inc.	272,066	3,346
Chemed Corp.	49,674	3,334
ABM Industries Inc.	164,726	3,248
IHOP Corp.	76,678	3,212
La-Z-Boy Inc.	207,746	3,193
*Dollar Thrifty Automotive Group, Inc.	100,610	3,038
*CSK Auto Corp.	180,867	3,028
Liberty Corp.	67,526	2,968
*Central Garden and Pet Co.	70,391	2,938
Sonic Automotive, Inc.	116,886	2,899
Phillips-Van Heusen Corp.	105,214	2,841
*Stewart Enterprises, Inc. Class A	395,740	2,766
Landry's Restaurants, Inc.	93,763	2,725
*Big Lots Inc.	224,442	2,722
*K2 Inc.	167,791	2,665
Hollinger International, Inc.	165,910	2,601
*Ryan's Restaurant Group, Inc.	166,383	2,566
Blockbuster Inc. Class B	287,610	2,534
*The Sports Authority, Inc.	97,993	2,523
Viad Corp.	88,451	2,520
United Auto Group, Inc.	83,199	2,462
*Group 1 Automotive, Inc.	77,714	2,448
Speedway Motorsports, Inc.	60,693	2,378
Cato Corp. Class A	80,912	2,332
Kelly Services, Inc. Class A	76,087	2,296
*JAKKS Pacific, Inc.	103,601	2,291
*Consolidated Graphics, Inc.	48,969	2,248
Lone Star Steakhouse &Saloon, Inc.	78,995	2,212
Blyth, Inc.	74,394	2,199
*ShopKo Stores, Inc.	117,657	2,198
Triarc Cos., Inc. Class B	178,786	2,192
Bowne &Co., Inc.	133,761	2,175
*Jo-Ann Stores, Inc.	76,777	2,114
Brown Shoe Co., Inc.	69,111	2,062
The Marcus Corp.	81,663	2,053
*Lin TV Corp.	107,203	2,048
*Spherion Corp.	242,448	2,035

Vanguard Small-Cap Value Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

Russell Corp.	103,571	2,018
Handleman Co.	92,052	1,977
*Hollywood Entertainment Corp.	149,944	1,963
Journal Communications, Inc.	107,660	1,945
*Stage Stores, Inc.	45,918	1,907
Finish Line, Inc.	104,174	1,906
Ethan Allen Interiors, Inc.	47,555	1,903
*Tetra Tech, Inc.	112,394	1,881
American Woodmark Corp.	42,358	1,850
Burlington Coat Factory Warehouse Corp.	80,265	1,822
*FTI Consulting, Inc.	85,222	1,796
Pulitzer, Inc.	27,686	1,795
Gray Television, Inc.	114,067	1,768
*Argosy Gaming Co.	36,749	1,716
Orient-Express Hotel Ltd.	81,754	1,682
The Stride Rite Corp.	149,592	1,671
*O'Charley's Inc.	84,576	1,653
Lithia Motors, Inc.	60,233	1,615
*Korn/Ferry International	77,380	1,606
*Elizabeth Arden, Inc.	65,199	1,548
Churchill Downs, Inc.	34,606	1,547
The Topps Co., Inc.	153,687	1,498
*Brightpoint, Inc.	71,119	1,390
Kenneth Cole Productions, Inc.	43,756	1,350
Lawson Products, Inc.	26,439	1,333
Courier Corp.	25,578	1,328
Movado Group, Inc.	70,780	1,320
Haverty Furniture Cos., Inc.	69,381	1,284
Movie Gallery, Inc.	66,872	1,275
*Alliance Gaming Corp.	91,850	1,268
*SOURCECORP, Inc.	63,108	1,206
Central Parking Corp.	79,521	1,205
G &K Services, Inc. Class A	26,829	1,165
Startek, Inc.	40,176	1,143
Libbey, Inc.	51,438	1,142
Oxford Industries, Inc.	27,267	1,126
Blair Corp.	30,660	1,093
*Fisher Communications, Inc.	22,141	1,082
CDI Corp.	50,597	1,081
*4Kids Entertainment Inc.	50,814	1,068
UniFirst Corp.	36,551	1,034
Russ Berrie and Co., Inc.	45,205	1,032
*Journal Register Co.	52,145	1,008
*Century Business Services, Inc.	230,508	1,005
The Buckle, Inc.	33,994	1,003
*Six Flags, Inc.	183,647	986
*Geo Group Inc.	36,952	982
*Volt Information Sciences Inc.	33,229	977
*Amerco, Inc.	21,102	970
*Cross Country Healthcare, Inc.	53,389	965
*Steven Madden, Ltd.	49,524	934
National Presto Industries, Inc.	18,848	858
*Vail Resorts Inc.	37,422	839
*Clark, Inc.	51,727	803
World Wrestling Entertainment, Inc.	65,872	799
*RC2 Corp.	24,055	784
Hancock Fabrics, Inc.	75,252	780
Sturm, Ruger &Co., Inc.	85,541	772
Action Performance Cos., Inc.	64,830	712
*Asbury Automotive Group, Inc.	50,953	702
*The Pantry, Inc.	22,559	679
CSS Industries, Inc.	21,012	667
*Midway Games Inc.	63,351	665
*Pegasus Solutions Inc.	43,393	547
*The Gymboree Corp.	42,480	545
*Hudson Highland Group, Inc.	18,137	522

Vanguard Small-Cap Value Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*Leapfrog Enterprises, Inc.	38,063	518
Dover Downs Gaming &Entertainment, Inc.	36,824	482
*Atari, Inc.	140,944	413
Advanced Marketing Services	38,738	390
*The Boyds Collection, Ltd.	80,432	354
*Sharper Image Corp.	17,146	323
*Regent Communications, Inc.	50,188	266
Deb Shops, Inc.	8,221	206
The Neiman Marcus Group, Inc. Class B	511	34
Triarc Cos., Inc. Class A	354	5
*Gartner, Inc. Class B	47	1

		424,704

Consumer Staples (1.9%)
*Del Monte Foods Co.	837,366	9,228
Ralcorp Holdings, Inc.	116,796	4,897
Universal Corp. (VA)	101,945	4,877
Flowers Foods, Inc.	148,682	4,695
Sensient Technologies Corp.	177,880	4,267
Chiquita Brands International, Inc.	163,127	3,599
Pilgrim's Pride Corp.	106,399	3,264
Longs Drug Stores, Inc.	112,150	3,092
Ruddick Corp.	139,956	3,036
*Hain Celestial Group, Inc.	123,639	2,556
Schweitzer-Mauduit International, Inc.	59,504	2,020
Tootsie Roll Industries, Inc.	53,574	1,855
American Italian Pasta Co.	71,469	1,662
Sanderson Farms, Inc.	35,515	1,537
Lance, Inc.	76,331	1,453
Weis Markets, Inc.	37,587	1,450
Dimon Inc.	180,688	1,214
Vector Group Ltd.	65,758	1,094
Standard Commercial Tobacco Co.	40,346	785
Winn-Dixie Stores, Inc.	167,881	764
*The Great Atlantic &Pacific Tea Co., Inc.	68,385	701
Ingles Markets, Inc.	43,254	536
Coca-Cola Bottling Co.	7,787	444

		59,026

Financial Services (37.6%)
*AmeriCredit Corp.	619,940	15,158
Mills Corp. REIT	216,581	13,809
United Dominion Realty Trust REIT	524,395	13,005
American Capital Strategies, Ltd.	369,730	12,330
*Conseco, Inc.	601,442	11,999
Mack-Cali Realty Corp. REIT	241,932	11,136
Sky Financial Group, Inc.	378,843	10,861
Colonial BancGroup, Inc.	510,106	10,830
Webster Financial Corp.	211,688	10,720
Federal Realty Investment Trust REIT	206,645	10,673
First American Corp.	300,488	10,559
Reckson Associates Realty Corp. REIT	320,425	10,513
Arden Realty Group, Inc. REIT	261,500	9,864
Rayonier Inc. REIT	198,195	9,694
SL Green Realty Corp. REIT	158,814	9,616
Annaly Mortgage Management Inc. REIT	480,475	9,427
StanCorp Financial Group, Inc.	113,386	9,354
CenterPoint Properties Corp. REIT	192,633	9,225
Ventas, Inc. REIT	335,252	9,189
FirstMerit Corp.	321,590	9,162
Thornburg Mortgage, Inc. REIT	314,810	9,117
Pan Pacific Retail Properties, Inc. REIT	145,394	9,116
HRPT Properties Trust REIT	707,545	9,078
CBL &Associates Properties, Inc. REIT	117,029	8,935

Vanguard Small-Cap Value Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

The South Financial Group, Inc.	267,920	8,715
IndyMac Bancorp, Inc.	244,478	8,422
Washington Federal Inc.	313,116	8,310
Camden Property Trust REIT	159,375	8,128
BRE Properties Inc. Class A REIT	200,402	8,078
Realty Income Corp. REIT	158,215	8,002
Health Care Inc. REIT	206,190	7,866
Healthcare Realty Trust Inc. REIT	190,252	7,742
Westamerica Bancorporation	126,618	7,383
Shurgard Storage Centers, Inc. Class A REIT	165,161	7,269
CarrAmerica Realty Corp. REIT	216,976	7,160
American Financial Realty Trust REIT	440,295	7,124
New Century REIT, Inc.	111,146	7,103
AmerUs Group Co.	156,119	7,072
Hudson United Bancorp	179,453	7,067
*Allmerica Financial Corp.	212,493	6,976
Whitney Holdings Corp.	154,866	6,967
First Industrial Realty Trust REIT	169,583	6,907
Crescent Real Estate, Inc. REIT	376,893	6,882
Essex Property Trust, Inc. REIT	82,107	6,881
Trizec Properties, Inc. REIT	363,537	6,878
Raymond James Financial, Inc.	220,831	6,841
Old National Bancorp	263,719	6,820
Impac Mortgage Holdings, Inc. REIT	296,972	6,732
BancorpSouth, Inc.	275,777	6,721
IPC Holdings Ltd.	154,265	6,712
Reinsurance Group of America, Inc.	136,851	6,630
Prentiss Properties Trust REIT	170,133	6,499
Brandywine Realty Trust REIT	215,026	6,320
Nationwide Health Properties, Inc. REIT	265,422	6,304
Park National Corp.	45,696	6,192
*La Quinta Corp. REIT	676,857	6,153
Capital Automotive REIT	171,694	6,099
Trustmark Corp.	196,173	6,095
First Midwest Bancorp, Inc.	166,987	6,060
Cathay General Bancorp	158,894	5,959
Pacific Capital Bancorp	172,925	5,878
Pennsylvania REIT	136,754	5,853
HCC Insurance Holdings, Inc.	175,987	5,829
People's Bank	149,684	5,821
Alexandria Real Estate Equities, Inc. REIT	77,507	5,768
Taubman Co. REIT	191,683	5,741
Home Properties, Inc. REIT	132,865	5,713
Greater Bay Bancorp	204,501	5,701
Washington REIT	166,741	5,648
United Bankshares, Inc.	147,182	5,615
Commerce Group, Inc.	91,981	5,615
*Ohio Casualty Corp.	233,040	5,409
MAF Bancorp, Inc.	120,668	5,408
Chittenden Corp.	184,311	5,295
Post Properties, Inc. REIT	151,491	5,287
American Financial Group, Inc.	166,409	5,210
Texas Regional Bancshares, Inc.	156,856	5,126
Platinum Underwriters Holdings, Ltd.	164,175	5,106
Novastar Financial, Inc. REIT	102,431	5,070
Redwood Trust, Inc. REIT	81,655	5,070
Delphi Financial Group, Inc.	109,437	5,051
Citizens Banking Corp.	146,868	5,045
Highwood Properties, Inc. REIT	182,062	5,043
*United Rentals, Inc.	263,904	4,988
American Home Mortgage Investment Corp. REIT	144,216	4,939
GATX Corp.	166,818	4,931
Provident Financial Services Inc.	251,072	4,863
*Jones Lang Lasalle Inc.	129,967	4,862
Kilroy Realty Corp. REIT	113,518	4,853
Newcastle Investment Corp. REIT	151,174	4,804

Vanguard Small-Cap Value Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

Provident Bankshares Corp.	131,831	4,795
Downey Financial Corp.	83,816	4,778
Commercial Federal Corp.	158,634	4,713
*Philadelphia Consolidated Holding Corp.	71,072	4,701
Maguire Properties, Inc. REIT	170,810	4,690
Senior Housing Properties Trust REIT	246,121	4,662
Susquehanna Bancshares, Inc.	185,398	4,626
Endurance Specialty Holdings Ltd.	134,937	4,615
First BanCorp Puerto Rico	72,271	4,590
*Knight Trading Group, Inc.	417,716	4,574
Saxon Inc. REIT	188,124	4,513
The Phoenix Cos., Inc.	359,271	4,491
Selective Insurance Group	99,932	4,421
UICI	129,684	4,396
R &G Financial Corp. Class B	112,090	4,358
Lexington Corporate Properties Trust REIT	192,929	4,356
*ProAssurance Corp.	110,746	4,331
Westcorp, Inc.	93,208	4,281
Gables Residential Trust REIT	116,976	4,187
Assured Guaranty Ltd.	212,240	4,175
Summit Properties, Inc. REIT	125,701	4,093
Republic Bancorp, Inc.	267,124	4,082
Colonial Properties Trust REIT	103,249	4,055
Commercial Net Lease Realty REIT	196,698	4,052
F.N.B. Corp.	197,812	4,027
Corporate Office Properties Trust, Inc. REIT	137,094	4,024
First Niagara Financial Group, Inc.	283,793	3,959
Glimcher Realty Trust REIT	142,080	3,937
Entertainment Properties Trust REIT	88,255	3,932
TrustCo Bank NY	281,929	3,888
Brookline Bancorp, Inc.	235,428	3,842
*Piper Jaffray Cos., Inc.	79,356	3,805
LandAmerica Financial Group, Inc.	68,866	3,714
BankAtlantic Bancorp, Inc. Class A	186,477	3,711
Bank Mutual Corp.	298,864	3,637
First Commonwealth Financial Corp.	235,763	3,628
MB Financial, Inc.	85,974	3,624
Alabama National BanCorporation	53,786	3,469
W Holding Co., Inc.	150,120	3,444
Central Pacific Financial Co.	95,134	3,441
Waypoint Financial Corp.	120,079	3,404
S &T Bancorp, Inc.	89,433	3,371
Equity One, Inc. REIT	141,781	3,364
Chemical Financial Corp.	76,561	3,286
Horace Mann Educators Corp.	170,782	3,259
National Penn Bancshares Inc.	116,245	3,220
EastGroup Properties, Inc. REIT	83,994	3,219
*First Federal Financial Corp.	61,905	3,211
Corus Bankshares Inc.	66,803	3,207
Mid-America Apartment Communities, Inc. REIT	77,462	3,193
Glacier Bancorp, Inc.	92,865	3,161
First Citizens BancShares Class A	21,075	3,124
First Charter Corp.	118,954	3,113
First Republic Bank	57,468	3,046
Hancock Holding Co.	90,972	3,044
NBT Bancorp, Inc.	117,178	3,014
Heritage Property Investment Trust REIT	93,406	2,997
CRT Properties, Inc. REIT	124,691	2,975
*NCO Group, Inc.	114,567	2,962
*Metris Cos., Inc.	231,525	2,952
PS Business Parks, Inc. REIT	65,356	2,948
Community Bank System, Inc.	103,842	2,934
AMLI Residential Properties Trust REIT	91,181	2,918
*MeriStar Hospitality Corp. REIT	348,571	2,911
Infinity Property &Casualty Corp.	82,528	2,905
Glenborough Realty Trust, Inc. REIT	136,438	2,903

Vanguard Small-Cap Value Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

Sun Communities, Inc. REIT	72,101	2,902
Tanger Factory Outlet Centers, Inc. REIT	109,402	2,895
Amcore Financial, Inc.	89,190	2,870
RAIT Investment Trust REIT	101,950	2,852
Stewart Information Services Corp.	68,186	2,840
Harbor Florida Bancshares, Inc.	80,850	2,798
Flagstar Bancorp, Inc.	122,317	2,764
MFA Mortgage Investments, Inc. REIT	312,503	2,756
National Health Investors REIT	93,407	2,726
UMB Financial Corp.	47,629	2,699
Hilb, Rogal and Hamilton Co.	74,460	2,698
Jefferies Group, Inc.	66,976	2,698
Zenith National Insurance Corp.	53,953	2,688
PFF Bancorp, Inc.	57,185	2,649
Westbanco Inc.	82,398	2,634
Sovran Self Storage, Inc. REIT	60,580	2,553
Mid-State Bancshares	88,888	2,547
Anthracite Capital Inc. REIT	200,468	2,478
LaSalle Hotel Properties REIT	77,570	2,469
Frontier Financial Corp.	63,275	2,443
First Financial Bancorp	138,877	2,430
Sterling Bancshares, Inc.	170,281	2,430
Equity Inns, Inc. REIT	202,600	2,379
Omega Healthcare Investors, Inc. REIT	200,979	2,372
Oriental Financial Group Inc.	82,562	2,337
*BankUnited Financial Corp.	72,631	2,321
R.L.I. Corp.	55,628	2,312
Parkway Properties Inc. REIT	45,079	2,288
City Holding Co.	63,062	2,285
*Arch Capital Group Ltd.	58,767	2,274
Anchor Bancorp Wisconsin Inc.	77,703	2,265
First Community Bancorp	52,778	2,254
Getty Realty Holding Corp. REIT	78,251	2,248
Sandy Spring Bancorp, Inc.	58,062	2,226
MCG Capital Corp.	129,022	2,210
Alfa Corp.	143,730	2,183
Unizan Financial Corp.	82,744	2,180
Cornerstone Realty Income Trust, Inc. REIT	218,377	2,179
Ramco-Gershenson Properties Trust REIT	67,267	2,169
Northwest Bancorp, Inc.	86,331	2,166
Max Re Capital Ltd.	100,519	2,144
*CB Richard Ellis Group, Inc.	63,721	2,138
Partners Trust Financial Group, Inc.	183,033	2,132
Hudson River Bancorp, Inc.	107,554	2,128
Kramont Realty Trust REIT	90,878	2,127
Dime Community Bancshares	118,287	2,119
Independent Bank Corp. (MI)	70,008	2,088
First Financial Bankshares, Inc.	46,053	2,064
Scottish Re Group Ltd.	78,547	2,034
United Fire &Casualty Co.	60,329	2,034
Innkeepers USA Trust REIT	143,077	2,032
*Alleghany Corp.	6,981	1,991
PXRE Group Ltd.	78,738	1,985
Sterling Financial Corp. (PA)	69,154	1,983
KNBT Bancorp Inc.	116,127	1,963
Sterling Bancorp	69,202	1,955
Net.Bank, Inc.	187,376	1,951
Anworth Mortgage Asset Corp. REIT	181,407	1,943
Irwin Financial Corp.	67,902	1,928
*FelCor Lodging Trust, Inc. REIT	131,194	1,922
*LaBranche &Co. Inc.	213,550	1,913
First Merchants Corp.	66,718	1,888
*Quanta Capital Holdings Ltd.	204,343	1,884
Independent Bank Corp. (MA)	55,051	1,858
Town &Country Trust REIT	66,198	1,829
*USI Holdings Corp.	156,492	1,811

Vanguard Small-Cap Value Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

Highland Hospitality Corp. REIT	159,868	1,797
Luminent Mortgage Capital, Inc. REIT	146,012	1,738
Acadia Realty Trust REIT	105,921	1,727
Capitol Bancorp Ltd.	48,831	1,720
Investors Real Estate Trust REIT	159,752	1,676
Bedford Property Investors, Inc. REIT	58,354	1,658
IBERIABANK Corp.	24,854	1,649
TierOne Corp.	65,853	1,636
Community Trust Bancorp Inc.	50,282	1,627
Saul Centers, Inc. REIT	42,354	1,620
U.S. Restaurant Properties, Inc. REIT	89,560	1,617
First Financial Holdings, Inc.	49,072	1,607
McGrath RentCorp	36,506	1,592
Washington Trust Bancorp, Inc.	52,953	1,552
Arbor Realty Trust, Inc. REIT	62,700	1,539
Simmons First National Corp.	52,636	1,524
Suffolk Bancorp	43,490	1,515
Affordable Residential Communities REIT	105,446	1,513
*CompuCredit Corp.	55,156	1,508
West Coast Bancorp	59,124	1,502
*National Western Life Insurance Co. Class A	8,806	1,467
*Franklin Bank Corp.	80,086	1,462
*ITLA Capital Corp.	24,801	1,458
Integra Bank Corp.	62,478	1,444
First Financial Corp. (IN)	40,581	1,422
Strategic Hotel Capital, Inc. REIT	85,949	1,418
Universal Health Realty Income REIT	44,078	1,416
Columbia Banking System, Inc.	55,983	1,399
FBL Financial Group, Inc. Class A	48,937	1,397
Midland Co.	44,678	1,397
Presidential Life Corp.	82,261	1,395
First Community Bancshares, Inc.	37,821	1,365
Omega Financial Corp.	39,779	1,364
SWS Group, Inc.	61,411	1,346
Great Southern Bancorp, Inc.	38,375	1,343
Urstadt Biddle Properties Class A REIT	78,475	1,338
WSFS Financial Corp.	22,161	1,337
Aspen Insurance Holdings Ltd.	53,954	1,323
Capital City Bank Group, Inc.	31,466	1,315
Flushing Financial Corp.	65,160	1,307
Tompkins Trustco, Inc.	24,359	1,303
Odyssey Re Holdings Corp.	51,383	1,295
Harleysville Group, Inc.	53,700	1,282
Banner Corp.	40,307	1,257
Union Bankshares Corp.	32,640	1,254
First Bancorp (NC)	45,294	1,231
*Sterling Financial Corp.	31,273	1,228
State Auto Financial Corp.	47,446	1,226
Community Banks, Inc.	43,501	1,225
U.S.B. Holding Co., Inc.	48,917	1,218
*Argonaut Group, Inc.	56,709	1,198
Electro Rent Corp.	83,564	1,188
United Community Financial Corp.	105,973	1,187
First Busey Corp.	56,584	1,181
Capital Lease Funding, Inc. REIT	92,693	1,159
First Source Corp.	44,711	1,141
CityBank Lynnwood WA	31,527	1,140
First Place Financial Corp.	50,223	1,124
Advanta Corp. Class B	46,128	1,120
Pennrock Financial Services Corp.	28,630	1,114
Seacoast Banking Corp. of Florida	48,766	1,085
WFS Financial, Inc.	21,060	1,069
SCBT Financial Corp.	31,390	1,054
Arrow Financial Corp.	33,978	1,053
Camden National Corp.	25,727	1,014
Midwest Banc Holdings, Inc.	46,068	1,008

Vanguard Small-Cap Value Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

Bank of Granite Corp.	47,873	1,001
Virginia Financial Group, Inc.	27,288	1,000
Peoples Holding Co.	30,109	997
Lakeland Bancorp, Inc.	56,775	996
*PMA Capital Corp. Class A	93,701	970
Advanta Corp. Class A	42,227	955
First Indiana Corp.	41,533	935
Farmers Capital Bank Corp.	22,632	932
Peoples Bancorp, Inc.	33,555	920
*CNA Surety Corp.	67,742	904
OceanFirst Financial Corp.	36,655	904
First Oak Brook Bancshares, Inc.	27,029	876
Harleysville National Corp.	32,596	867
Riggs National Corp.	40,556	862
BancFirst Corp.	10,897	861
*United National Group Ltd. Class A	46,162	860
*Danielson Holdings Corp.	100,991	853
Fidelity Bankshares, Inc.	19,492	833
Federal Agricultural Mortgage Corp. Class C	35,458	826
Republic Bancorp, Inc. Class A	31,505	810
Bristol West Holdings, Inc.	40,397	808
Hanmi Financial Corp.	22,001	791
Financial Institutions, Inc.	33,115	770
Baldwin &Lyons, Inc. Class B	28,115	753
Mission West Properties Inc. REIT	70,788	753
NBC Capital Corp.	27,435	729
*Ocwen Financial Corp.	74,234	710
Pennfed Financial Services, Inc.	43,940	707
American Equity Investment Life Holding Co.	60,958	657
Citizens 1st Bancorp, Inc.	26,652	644
German American Bancorp	36,142	582
Capital Southwest Corp.	7,376	579
Old Second Bancorp, Inc.	16,473	525
*Navigators Group, Inc.	17,366	523
Royal Bancshares of Pennsylvania, Inc.	18,401	497
Gabelli Asset Management Inc.	9,143	444
Charter Financial Corp.	10,040	440
Crawford &Co. Class B	33,994	255
First National Bankshares of Florida	7,991	191
Urstadt Biddle Properties REIT	9,381	152

		1,184,606

Health Care (3.1%)
*PacifiCare Health Systems, Inc.	343,295	19,403
Valeant Pharmaceuticals International	218,029	5,745
*OSI Pharmaceuticals, Inc.	69,339	5,190
Owens &Minor, Inc. Holding Co.	157,112	4,426
*Beverly Enterprises, Inc.	431,659	3,950
*Sola International Inc.	128,642	3,543
*Edwards Lifesciences Corp.	83,527	3,446
West Pharmaceutical Services, Inc.	118,462	2,965
*Kindred Healthcare, Inc.	95,801	2,869
Perrigo Co.	165,776	2,863
*Human Genome Sciences, Inc.	234,062	2,813
Alpharma, Inc. Class A	162,218	2,750
*Viasys Healthcare Inc.	122,365	2,325
Analogic Corp.	45,994	2,060
Datascope Corp.	50,302	1,996
*Magellan Health Services, Inc.	53,294	1,821
Landauer, Inc.	35,239	1,610
*Onyx Pharmaceuticals, Inc.	45,975	1,489
*Genesis Healthcare Corp.	41,639	1,459
Hooper Holmes, Inc.	245,220	1,452
*Vicuron Pharmaceuticals Inc.	79,562	1,385
*Alexion Pharmaceuticals, Inc.	54,065	1,362

Vanguard Small-Cap Value Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*Odyssey Healthcare, Inc.	89,250	1,221
*OCA Inc.	190,370	1,209
*Vertex Pharmaceuticals, Inc.	112,028	1,184
*Abgenix, Inc.	111,822	1,156
*Medarex, Inc.	105,489	1,137
National Healthcare Corp.	29,957	1,057
*Incyte Corp.	102,565	1,025
*NPS Pharmaceuticals Inc.	53,416	976
*DJ Orthopedics Inc.	43,376	929
*Albany Molecular Research, Inc.	81,978	913
*Exelixis, Inc.	94,713	900
*Cell Genesys, Inc.	108,838	882
*CuraGen Corp.	109,759	786
*PAREXEL International Corp.	35,816	727
*Zymogenetics, Inc.	31,165	717
*Chattem, Inc.	21,610	715
Vital Signs, Inc.	16,205	631
*CTI Molecular Imaging, Inc.	35,656	506
*ImmunoGen, Inc.	56,784	502
*ARIAD Pharmaceuticals, Inc.	64,963	483
*Regeneron Pharmaceuticals, Inc.	51,332	473
*NeoPharm, Inc.	36,310	454
*Geron Corp.	55,896	445
*Maxygen Inc.	31,228	399
*Keryx Biopharmaceuticals, Inc.	33,431	387
*Trimeris, Inc.	22,605	320

		97,056

Other Energy (4.1%)
*Reliant Energy, Inc.	1,190,486	16,250
Premcor, Inc.	249,132	10,506
Arch Coal, Inc.	245,448	8,723
*Tesoro Petroleum Corp.	263,905	8,408
CONSOL Energy, Inc.	180,253	7,399
*Forest Oil Corp.	211,735	6,716
*Houston Exploration Co.	112,689	6,346
*Cimarex Energy Co.	165,221	6,262
Cabot Oil &Gas Corp.	131,989	5,841
*Dynegy, Inc.	1,128,234	5,212
Vintage Petroleum, Inc.	221,194	5,019
*Magnum Hunter Resources Inc.	346,405	4,469
*Stone Energy Corp.	95,746	4,317
*Swift Energy Co.	111,662	3,231
*Cheniere Energy, Inc.	47,757	3,042
*Veritas DGC Inc.	133,458	2,991
Frontier Oil Corp.	107,200	2,858
*Spinnaker Exploration Co.	70,430	2,470
*Universal Compression Holdings, Inc.	69,137	2,414
Holly Corp.	75,540	2,105
*Hanover Compressor Co.	137,193	1,939
*The Meridian Resource Corp.	314,246	1,901
*Comstock Resources, Inc.	80,669	1,779
*Enbridge Energy Management LLC	36,008	1,774
*Whiting Petroleum Corp.	40,046	1,211
*Oil States International, Inc.	53,635	1,035
*Harvest Natural Resources, Inc.	49,854	861
*Core Laboratories NV	36,739	858
*FuelCell Energy, Inc.	59,908	593
*Parker Drilling Co.	129,296	508
*Global Power Equipment Group Inc.	41,111	405
*Plug Power, Inc.	65,106	398
*Dril-Quip, Inc.	9,263	225

		128,066

Vanguard Small-Cap Value Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

Materials &Processing (12.4%)
Louisiana-Pacific Corp.	414,268	11,078
Martin Marietta Materials, Inc.	192,452	10,327
Lubrizol Corp.	260,359	9,597
Harsco Corp.	164,276	9,157
RPM International, Inc.	463,606	9,114
Cabot Corp.	233,976	9,050
Hughes Supply, Inc.	263,524	8,525
AptarGroup Inc.	145,306	7,669
Cytec Industries, Inc.	148,476	7,635
Corn Products International, Inc.	139,256	7,459
The Timken Co.	269,581	7,014
*FMC Corp.	138,295	6,680
Olin Corp.	278,743	6,138
*AK Steel Corp.	412,437	5,968
Georgia Gulf Corp.	118,980	5,925
Great Lakes Chemical Corp.	202,826	5,779
York International Corp.	165,411	5,713
Potlatch Corp.	111,999	5,665
Clarcor Inc.	102,039	5,589
Minerals Technologies, Inc.	82,245	5,486
Worthington Industries, Inc.	278,901	5,461
Acuity Brands, Inc.	170,012	5,406
Texas Industries, Inc.	85,192	5,314
*USG Corp.	128,795	5,187
Albemarle Corp.	132,778	5,140
Commercial Metals Co.	99,226	5,017
Carpenter Technology Corp.	85,459	4,996
Brady Corp. Class A	79,029	4,945
LNR Property Corp.	76,008	4,782
*URS Corp.	147,184	4,725
*Shaw Group, Inc.	254,678	4,546
Quanex Corp.	66,026	4,527
Cleveland-Cliffs Inc.	42,771	4,442
Mueller Industries Inc.	137,925	4,441
Reliance Steel &Aluminum Co.	110,493	4,305
Lennox International Inc.	208,095	4,235
*WCI Communities, Inc.	142,301	4,184
*Washington Group International, Inc.	100,909	4,162
Steel Dynamics, Inc.	109,532	4,149
Delta &Pine Land Co.	145,935	3,981
Ferro Corp.	167,391	3,882
Kaydon Corp.	112,645	3,720
*OM Group, Inc.	113,286	3,673
*Hercules, Inc.	246,573	3,662
Albany International Corp.	100,941	3,549
Granite Construction Co.	132,966	3,537
Allegheny Technologies Inc.	161,770	3,506
Spartech Corp.	128,337	3,477
Longview Fibre Co.	183,620	3,331
Eagle Materials, Inc.	38,524	3,327
Wausau-Mosinee Paper Corp.	185,795	3,318
USEC Inc.	336,627	3,262
H.B. Fuller Co.	114,305	3,259
*PolyOne Corp.	347,727	3,150
Eagle Materials, Inc. B Shares	35,594	3,001
*Dycom Industries, Inc.	97,008	2,961
Watsco, Inc.	82,465	2,904
Compass Minerals International	117,195	2,840
Universal Forest Products, Inc.	64,320	2,791
*Oregon Steel Mills, Inc.	136,622	2,772
*EMCOR Group, Inc.	60,475	2,732
Florida Rock Industries, Inc.	45,444	2,704
*Griffon Corp.	99,697	2,692
Cambrex Corp.	99,080	2,685
*Jacuzzi Brands, Inc.	301,356	2,622

Vanguard Small-Cap Value Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

A. Schulman Inc.	121,209	2,595
Arch Chemicals, Inc.	88,837	2,557
*Lone Star Technologies, Inc.	75,252	2,518
*Century Aluminum Co.	94,981	2,494
Airgas, Inc.	93,859	2,488
Greif Inc. Class A	43,770	2,451
*Trammell Crow Co.	134,409	2,434
*GrafTech International Ltd.	252,915	2,393
Glatfelter	147,831	2,259
Gibraltar Industries Inc.	94,173	2,224
Chesapeake Corp. of Virginia	77,309	2,100
Building Materials Holding Corp.	53,346	2,043
MacDermid, Inc.	54,504	1,968
*Caraustar Industries, Inc.	113,811	1,914
Silgan Holdings, Inc.	31,069	1,894
Tredegar Corp.	91,450	1,848
WD-40 Co.	64,059	1,820
*Stillwater Mining Co.	161,096	1,814
*RTI International Metals, Inc.	84,863	1,743
Barnes Group, Inc.	64,849	1,719
Rock-Tenn Co.	113,086	1,714
Valmont Industries, Inc.	66,111	1,660
*Buckeye Technology, Inc.	126,826	1,650
Wellman, Inc.	126,752	1,355
CIRCOR International, Inc.	57,510	1,332
Myers Industries, Inc.	99,757	1,277
Calgon Carbon Corp.	138,741	1,260
Ennis, Inc.	65,053	1,252
Ameron International Corp.	31,697	1,201
*NCI Building Systems, Inc.	28,148	1,056
Pope &Talbot, Inc.	59,461	1,017
*Apex Silver Mines Ltd.	55,646	956
Quaker Chemical Corp.	36,376	904
*Interface, Inc.	88,281	880
Penn Engineering &Manufacturing Corp.	48,348	875
*NL Industries, Inc.	38,607	853
*Alico, Inc.	14,305	837
*Infrasource Services Inc.	61,689	802
The Standard Register Co.	51,588	728
Apogee Enterprises, Inc.	48,537	651
Deltic Timber Corp.	14,136	600
Stepan Co.	22,770	555
*Energy Conversion Devices, Inc.	28,407	549
*Tejon Ranch Co.	13,009	531
*Avatar Holding, Inc.	10,545	507
*Encore Wire Corp.	22,344	298

		391,446

Producer Durables (7.6%)
Cummins Inc.	142,830	11,968
*Terex Corp.	187,327	8,926
Briggs &Stratton Corp.	204,477	8,502
Standard Pacific Corp.	127,393	8,171
Beazer Homes USA, Inc.	53,962	7,890
*AGCO Corp.	360,206	7,885
*Toll Brothers, Inc.	111,874	7,676
IDEX Corp.	181,146	7,336
Kennametal, Inc.	147,345	7,333
*Flowserve Corp.	220,682	6,078
HNI Corp.	134,319	5,782
Ryland Group, Inc.	94,696	5,449
Crane Co.	188,486	5,436
Nordson Corp.	123,176	4,936
Ametek, Inc.	136,137	4,856
Lincoln Electric Holdings, Inc.	131,726	4,550

Vanguard Small-Cap Value Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

Belden CDT Inc.	186,754	4,333
MDC Holdings, Inc.	48,796	4,218
*Genlyte Group, Inc.	49,205	4,216
*Moog Inc.	86,987	3,945
Curtiss-Wright Corp.	63,340	3,636
*Thomas &Betts Corp.	117,823	3,623
Federal Signal Corp.	192,207	3,394
*Axcelis Technologies, Inc.	399,125	3,245
*Esterline Technologies Corp.	97,923	3,197
*Ionics, Inc.	72,354	3,136
Baldor Electric Co.	111,909	3,081
*Brooks Automation, Inc.	177,959	3,064
Woodward Governor Co.	40,638	2,910
*Gardner Denver Inc.	79,131	2,872
Regal-Beloit Corp.	97,681	2,794
*Technitrol, Inc.	153,426	2,792
Tecumseh Products Co. Class A	58,094	2,777
Herman Miller, Inc.	99,697	2,755
Applied Industrial Technology, Inc.	99,893	2,737
MTS Systems Corp.	77,611	2,624
*MKS Instruments, Inc.	139,070	2,580
Watts Water Technologies, Inc.	79,781	2,572
Thomas Industries, Inc.	62,845	2,509
*Triumph Group, Inc.	63,450	2,506
*Credence Systems Corp.	270,658	2,477
*Mykrolis Corp.	166,566	2,360
M/I Homes, Inc.	42,279	2,330
A.O. Smith Corp.	75,360	2,256
*Veeco Instruments, Inc.	106,730	2,249
*Electro Scientific Industries, Inc.	112,882	2,231
Stewart &Stevenson Services, Inc.	108,451	2,194
NACCO Industries, Inc. Class A	19,850	2,092
Helix Technology Corp.	104,410	1,816
C &D Technologies, Inc.	100,641	1,715
*Powerwave Technologies, Inc.	198,173	1,681
*Littelfuse, Inc.	44,576	1,523
Cohu, Inc.	81,047	1,504
Kimball International, Inc. Class B	91,929	1,361
HEICO Corp.	54,428	1,230
JLG Industries, Inc.	61,169	1,201
Tennant Co.	30,162	1,196
Standex International Corp.	41,160	1,173
*Audiovox Corp.	73,755	1,164
Skyline Corp.	28,091	1,146
*Teledyne Technologies, Inc.	38,252	1,126
Technical Olympic USA, Inc.	44,257	1,123
Robbins &Myers, Inc.	45,752	1,090
*Kadant Inc.	52,763	1,082
*General Cable Corp.	77,804	1,078
*Mastec Inc.	104,949	1,061
*ATMI, Inc.	43,555	981
*LTX Corp.	120,845	929
CTS Corp.	67,715	900
Gorman-Rupp Co.	37,919	872
Franklin Electric, Inc.	19,616	829
*DuPont Photomasks, Inc.	29,383	776
Levitt Corp. Class A	22,914	700
*Semitool, Inc.	67,846	630
*Asyst Technologies, Inc.	120,944	616
*Kulicke &Soffa Industries, Inc.	70,557	608
Keithley Instruments Inc.	27,533	542
Lindsay Manufacturing Co.	15,235	394
*Astec Industries, Inc.	21,695	373
HEICO Corp. Class A	8,248	143

Vanguard Small-Cap Value Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

Tecumseh Products Co. Class B	2,956	135
Curtiss-Wright Corp. Class B	121	7

		239,184

Technology (4.8%)
*Arrow Electronics, Inc.	461,191	11,207
*Avnet, Inc.	480,857	8,771
*Sybase, Inc.	379,355	7,568
*CIENA Corp.	1,931,033	6,450
*Emulex Corp.	329,699	5,552
*BearingPoint, Inc.	628,812	5,048
*Integrated Device Technology Inc.	423,629	4,897
Imation Corp.	141,980	4,519
*DRS Technologies, Inc.	103,168	4,406
Anixter International Inc.	118,257	4,256
*CSG Systems International, Inc.	207,786	3,886
*Electronics for Imaging, Inc.	213,892	3,724
*Benchmark Electronics, Inc.	106,680	3,638
*Hutchinson Technology, Inc.	104,136	3,600
Black Box Corp.	70,127	3,367
*Conexant Systems, Inc.	1,684,626	3,352
*Adaptec, Inc.	439,117	3,333
*Checkpoint Systems, Inc.	150,113	2,710
*Gateway, Inc.	446,629	2,684
*Perot Systems Corp.	155,614	2,494
*Parametric Technology Corp.	376,329	2,217
*Ciber, Inc.	216,826	2,090
*Silicon Storage Technology, Inc.	346,342	2,061
*CommScope, Inc.	108,110	2,043
*MICROS Systems, Inc.	25,738	2,009
*Sycamore Networks, Inc.	494,317	2,007
*Zoran Corp.	171,216	1,983
*Ascential Software Corp.	117,267	1,913
*Borland Software Corp.	160,728	1,877
Agilysys, Inc.	109,440	1,876
*Maxtor Corp.	346,313	1,835
Methode Electronics, Inc. Class A	142,169	1,827
*Actel Corp.	100,620	1,765
*McDATA Corp. Class A	280,510	1,672
*Lattice Semiconductor Corp.	292,531	1,667
Park Electrochemical Corp.	75,580	1,639
*Newport Corp.	105,362	1,486
*Keane, Inc.	98,033	1,441
*InFocus Corp.	157,241	1,440
*Dot Hill Systems Corp.	165,196	1,295
Bel Fuse, Inc. Class B	37,966	1,283
*SafeNet, Inc.	33,140	1,217
*Integrated Silicon Solution, Inc.	144,501	1,185
*MSC Software Corp.	109,686	1,148
*MRO Software Inc.	85,036	1,107
*Herley Industries Inc.	50,467	1,026
*Broadwing Corp.	111,636	1,017
*KEMET Corp.	113,514	1,016
*Gartner, Inc. Class A	77,183	962
*ESS Technology, Inc.	124,787	887
*Komag, Inc.	41,086	772
*Manugistics Group, Inc.	258,838	743
*Enterasys Networks, Inc.	397,697	716
*Lawson Software Inc.	95,709	658
*Safeguard Scientifics, Inc.	304,517	646
*SYNNEX Corp.	26,655	641
*SPSS, Inc.	40,647	636
*Bioveris Corp.	84,424	617
*Remec, Inc.	80,756	582
*Finisar Corp.	242,776	554

Vanguard Small-Cap Value Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*Iomega Corp.	95,883	531
*ScanSoft, Inc.	122,971	515
*AMIS Holdings Inc.	28,150	465
*Oplink Communications, Inc.	108,651	214
*McDATA Corp.	136	1

		150,744

Utilities (8.9%)
Alliant Energy Corp.	451,566	12,915
ONEOK, Inc.	370,123	10,519
*Allegheny Energy, Inc.	507,343	10,000
AGL Resources Inc.	283,356	9,419
Hawaiian Electric Industries Inc.	321,330	9,367
Aqua America, Inc.	379,007	9,320
OGE Energy Corp.	349,774	9,273
Great Plains Energy, Inc.	296,454	8,977
National Fuel Gas Co.	313,158	8,875
Atmos Energy Corp.	306,105	8,372
UGI Corp. Holding Co.	203,402	8,321
Vectren Corp.	303,276	8,128
*CMS Energy Corp.	759,803	7,940
Westar Energy, Inc.	342,443	7,832
Energen Corp.	130,734	7,707
Piedmont Natural Gas, Inc.	306,027	7,112
WPS Resources Corp.	141,301	7,059
*Southern Union Co.	282,216	6,768
Peoples Energy Corp.	150,254	6,604
NICOR Inc.	175,886	6,497
PNM Resources Inc.	241,221	6,100
WGL Holdings Inc.	194,256	5,991
*Kinder Morgan Management, LLC	144,980	5,901
Duquesne Light Holdings, Inc.	305,780	5,764
IDACORP, Inc.	166,442	5,088
*Sierra Pacific Resources	468,394	4,918
New Jersey Resources Corp.	110,479	4,788
Cleco Corp.	195,094	3,953
ALLETE, Inc.	106,179	3,902
Black Hills Corp.	123,158	3,778
Northwest Natural Gas Co.	109,255	3,686
*El Paso Electric Co.	190,029	3,599
Southwest Gas Corp.	140,987	3,581
*Aquila, Inc.	941,183	3,473
UniSource Energy Corp.	136,863	3,300
Avista Corp.	183,736	3,247
*Price Communications Corp.	168,967	3,141
CH Energy Group, Inc.	63,031	3,029
South Jersey Industries, Inc.	55,167	2,900
MGE Energy, Inc.	79,627	2,869
UIL Holdings Corp.	55,118	2,828
Otter Tail Corp.	109,345	2,792
California Water Service Group	69,678	2,622
*Southwestern Energy Co.	50,625	2,566
The Laclede Group, Inc.	79,683	2,482
Empire District Electric Co.	102,004	2,313
American States Water Co.	66,066	1,718
Surewest Communications	52,506	1,489
North Pittsburgh Systems, Inc.	54,054	1,337
Central Vermont Public Service Corp.	47,834	1,113
Cascade Natural Gas Corp.	44,566	945
SJW Corp.	25,412	925
Connecticut Water Services, Inc.	31,646	838
CT Communications, Inc.	67,270	827

Vanguard Small-Cap Value Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*General Communication, Inc.	58,707	648
Shenandoah Telecommunications Co.	5,670	170

		279,626

Other (1.0%)
Carlisle Co., Inc.	124,505	8,083
Teleflex Inc.	144,542	7,508
Trinity Industries, Inc.	180,400	6,148
Lancaster Colony Corp.	112,758	4,834
Walter Industries, Inc.	48,684	1,642
*Sequa Corp. Class A	18,321	1,120
Kaman Corp. Class A	86,838	1,099

		30,434

TOTAL COMMON STOCKS
(Cost $2,486,981)		3,146,647

TEMPORARY CASH INVESTMENTS (3.4%)

Money Market Fund (3.3%)
Vanguard Market Liquidity Fund, 2.26%**	9,625,324	9,625
Vanguard Market Liquidity Fund, 2.26%**	94,734,400	94,734
		104,359

	Face
	Amount
	(000)

U.S. Agency Obligation (0.1%)
Federal Home Loan Bank Discount Note +
2.18%, 1/26/2005	$ 3,000	2,996

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $107,354)		107,355

TOTAL INVESTMENTS (103.4%)
(Cost $2,594,335)		3,254,002

OTHER ASSETS AND LIABILITIES--NET (-3.4%)		(106,676)

NET ASSETS (100%)		$ 3,147,326

*Non-income-producing security.

**Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

†The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line-of-credit) would require congressional action.

REIT—Real Estate Investment Trust.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Index Fund and the Shareholders of Vanguard Small-Cap Growth Index Fund, Vanguard Small-Cap Index Fund and Vanguard Small-Cap Value Index Fund

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements (not presented herein) of Vanguard Small-Cap Growth Index Fund, Vanguard Small-Cap Index Fund and Vanguard Small-Cap Value Index Fund (separate funds of Vanguard Index Fund), the “Funds” as of December 31, 2004, and for the year then ended and have issued our unqualified report thereon dated February 8, 2005. Our audits included audits of the Funds’ schedules of investments as of December 31, 2004. These schedules of investments are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these schedules of investments based on our audits.

In our opinion, the accompanying schedules of investments referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
Philadelphia, PA
February 8, 2005

Vanguard Extended Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

COMMON STOCKS (99.8%)(1)

Auto & Transportation (3.0%)
Expeditors International of Washington, Inc.	264,094	14,758
C.H. Robinson Worldwide, Inc.	212,848	11,817
Lear Corp.	170,994	10,432
J.B. Hunt Transport Services, Inc.	201,275	9,027
BorgWarner, Inc.	139,118	7,536
Polaris Industries, Inc.	108,094	7,353
Gentex Corp.	192,990	7,144
*Yellow Roadway Corp.	119,891	6,679
CNF Inc.	127,037	6,365
*JetBlue Airways Corp.	257,583	5,981
Oshkosh Truck Corp.	85,292	5,832
*Landstar System, Inc.	75,381	5,551
*Laidlaw International Inc.	258,765	5,538
Overseas Shipholding Group Inc.	98,152	5,418
Thor Industries, Inc.	142,440	5,277
*TRW Automotive Holdings Corp.	248,500	5,144
Tidewater Inc.	142,232	5,065
Alexander & Baldwin, Inc.	106,351	4,511
Werner Enterprises, Inc.	197,808	4,478
*AMR Corp.	400,197	4,382
*Swift Transportation Co., Inc.	199,605	4,288
Heartland Express, Inc.	187,326	4,209
Florida East Coast Industries, Inc. Class A	91,728	4,137
American Axle & Manufacturing Holdings, Inc.	129,777	3,979
ArvinMeritor, Inc.	173,301	3,877
OMI Corp.	230,006	3,876
*General Maritime Corp.	94,179	3,762
Knight Transportation, Inc.	140,938	3,495
*EGL, Inc.	111,602	3,336
Winnebago Industries, Inc.	84,656	3,307
Skywest, Inc.	145,800	2,925
Modine Manufacturing Co.	86,012	2,905
Arkansas Best Corp.	62,378	2,800
*Kansas City Southern	156,689	2,778
*Kirby Corp.	61,500	2,729
USF Corp.	69,457	2,636
Overnite Corp.	70,041	2,608
Sauer-Danfoss, Inc.	118,828	2,592
*Alaska Air Group, Inc.	73,936	2,476
Wabtec Corp.	113,679	2,424
*Wabash National Corp.	89,506	2,410
*Forward Air Corp.	53,800	2,405
*Northwest Airlines Corp. Class A	215,812	2,359
Bandag, Inc.	47,314	2,357
*AirTran Holdings, Inc.	213,673	2,286
*Continental Airlines, Inc. Class B	166,731	2,258
*Tenneco Automotive, Inc.	127,606	2,200
*Pacer International, Inc.	102,896	2,188
*Old Dominion Freight Line, Inc.	62,131	2,162
Marine Products Corp.	78,358	2,046
*Fleetwood Enterprises, Inc.	151,836	2,044
Superior Industries International, Inc.	66,537	1,933
*Aviall Inc.	82,333	1,891
*Offshore Logistics, Inc.	57,563	1,869
*Genesee & Wyoming Inc. Class A	65,296	1,837
*TBC Corp.	65,007	1,807

Vanguard Extended Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*ExpressJet Holdings, Inc.	139,394	1,795
*Hub Group, Inc.	31,905	1,666
The Greenbrier Cos., Inc.	45,631	1,545
Monaco Coach Corp.	74,237	1,527
*AAR Corp.	106,742	1,454
*Gulfmark Offshore, Inc.	64,445	1,435
*RailAmerica, Inc.	104,846	1,368
*SCS Transportation, Inc.	53,886	1,259
*Aftermarket Technology Corp.	72,790	1,172
*Keystone Automotive Industries, Inc.	48,408	1,125
Arctic Cat, Inc.	41,524	1,101
*Frontier Airlines, Inc.	92,675	1,057
*Commercial Vehicle Group Inc.	42,900	937
*Strattec Security Corp.	14,442	904
Coachmen Industries, Inc.	50,476	876
*Celadon Group Inc.	39,345	875
*Collins & Aikman Corp.	197,231	860
*Mesa Air Group Inc.	103,348	821
*MAIR Holdings, Inc.	87,995	810
*USA Truck, Inc.	47,502	808
*Pinnacle Airlines Corp.	56,200	783
*U.S. Xpress Enterprises, Inc.	26,209	768
Maritrans Inc.	40,913	743
*Republic Airways Holdings Inc.	55,909	742
*P.A.M. Transportation Services, Inc.	39,519	741
*Starcraft Corp.	52,043	728
*Stoneridge, Inc.	44,937	680
*Hayes Lemmerz International, Inc.	72,902	644
Noble International, Ltd.	31,481	642
Spartan Motors, Inc.	52,705	629
Todd Shipyards Corp.	34,442	623
*America West Holdings Corp. Class B	93,549	615
*Covenant Transport, Inc.	26,760	557
*R&B, Inc.	20,547	513
*Impco Technologies Inc.	66,663	503
*Marten Transport, Ltd.	21,995	500
*National R. V. Holdings, Inc.	50,970	491
Standard Motor Products, Inc.	29,848	472
*Tower Automotive, Inc.	170,237	407
*Quantum Fuel Systems Technologies Worldwide, Inc.	64,593	389
*Seabulk International, Inc.	30,533	370
Titan International, Inc.	22,900	346
*Dura Automotive Systems, Inc.	30,950	335
*Petroleum Helicopters, Inc.	12,835	322
*Midwest Air Group Inc.	96,688	281
Quixote Corp.	13,436	273
*Quality Distribution Inc.	30,750	260
*Sports Resorts International, Inc.	75,618	218
*Hawaiian Holdings, Inc.	28,500	195
*FLYI, Inc.	96,885	171
*Raytech Corp.	73,841	136
*Frozen Food Express Industries, Inc.	9,200	119
*Allied Holdings, Inc.	37,800	110
*Central Freight Lines, Inc.	8,400	53
Providence and Worcester Railroad Co.	2,700	36

Vanguard Extended Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

Bandag, Inc. Class A	600	28
*Oglebay Norton Co.	14,000	2
		276,299
Consumer Discretionary (23.1%)
*Google Inc.	681,232	131,546
Liberty Media Corp.	7,267,174	79,794
*DirecTV Group, Inc.	3,451,184	57,773
*IAC/InterActiveCorp	1,748,176	48,285
*Amazon.com, Inc.	1,014,050	44,912
*Las Vegas Sands Corp.	832,775	39,973
*Fox Entertainment Group, Inc. Class A	1,064,120	33,264
Royal Caribbean Cruises, Ltd.	479,122	26,083
*MGM Mirage, Inc.	345,693	25,146
*Sirius Satellite Radio, Inc.	3,141,324	24,031
Washington Post Co. Class B	23,816	23,412
*Kmart Holding Corp.	223,398	22,105
*VeriSign, Inc.	636,792	21,345
Harman International Industries, Inc.	164,222	20,856
E.W. Scripps Co. Class A	406,530	19,627
*XM Satellite Radio Holdings, Inc.	509,507	19,168
*Liberty Media International Inc. Class A	391,087	18,080
EchoStar Communications Corp. Class A	537,982	17,883
*Caesars Entertainment, Inc.	772,044	15,549
*Mohawk Industries, Inc.	166,337	15,178
Estee Lauder Cos. Class A	304,675	13,945
CDW Corp.	207,224	13,749
*Wynn Resorts Ltd.	205,232	13,734
PETsMART, Inc.	360,089	12,794
Republic Services, Inc. Class A	378,397	12,691
Aramark Corp. Class B	465,349	12,336
*Pixar, Inc.	139,914	11,978
Mandalay Resort Group	168,238	11,849
Fastenal Co.	189,103	11,641
Abercrombie & Fitch Co.	236,528	11,105
*Lamar Advertising Co. Class A	258,679	11,066
Ross Stores, Inc.	376,896	10,881
Manpower Inc.	224,571	10,847
*Weight Watchers International, Inc.	263,921	10,839
Polo Ralph Lauren Corp.	250,862	10,687
*Career Education Corp.	255,175	10,207
*Getty Images, Inc.	147,863	10,180
*ChoicePoint Inc.	220,926	10,160
*Williams-Sonoma, Inc.	289,760	10,153
Michaels Stores, Inc.	338,070	10,132
*Chico's FAS, Inc.	222,187	10,116
ServiceMaster Co.	724,916	9,997
*DreamWorks Animation SKG, Inc.	262,125	9,832
*Iron Mountain, Inc.	322,183	9,823
Foot Locker, Inc.	362,390	9,759
Dex Media, Inc.	374,520	9,348
*Hewitt Associates, Inc.	291,249	9,323
Boyd Gaming Corp.	217,204	9,047
*Urban Outfitters, Inc.	200,508	8,903
Station Casinos, Inc.	162,182	8,868
The Neiman Marcus Group, Inc. Class A	122,728	8,780
*Brinker International, Inc.	240,228	8,425
American Eagle Outfitters, Inc.	178,625	8,413

Vanguard Extended Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

Outback Steakhouse	183,642	8,407
The McClatchy Co. Class A	115,390	8,286
*Dollar Tree Stores, Inc.	287,269	8,239
*Advance Auto Parts, Inc.	184,420	8,055
*CarMax, Inc.	259,264	8,050
GTECH Holdings Corp.	294,166	7,634
Belo Corp. Class A	288,402	7,568
Regal Entertainment Group Class A	357,808	7,425
Metro-Goldwyn-Mayer Inc.	589,693	7,006
International Speedway Corp.	132,516	6,997
*Activision, Inc.	344,852	6,959
*Tech Data Corp.	144,599	6,565
*Westwood One, Inc.	242,375	6,527
The Corporate Executive Board Co.	97,322	6,515
*Cogent Inc.	194,420	6,416
*The Cheesecake Factory	193,707	6,290
*Service Corp. International	841,872	6,272
*Gemstar-TV Guide International, Inc.	1,055,417	6,248
*O'Reilly Automotive, Inc.	137,408	6,190
MSC Industrial Direct Co., Inc. Class A	171,317	6,164
*Penn National Gaming, Inc.	100,978	6,114
*Columbia Sportswear Co.	101,121	6,028
*Education Management Corp.	181,737	5,999
*Copart, Inc.	224,256	5,902
*PETCO Animal Supplies, Inc.	143,314	5,658
Harte-Hanks, Inc.	217,568	5,652
*Barnes & Noble, Inc.	174,619	5,635
The Brink's Co.	141,510	5,592
*Marvel Enterprises Inc.	272,197	5,575
*West Corp.	168,260	5,571
*Timberland Co.	86,866	5,444
Applebee's International, Inc.	205,336	5,431
John Wiley & Sons Class A	155,778	5,427
*ITT Educational Services, Inc.	113,976	5,420
*Citadel Broadcasting Corp.	328,273	5,311
*Scientific Games Corp.	217,603	5,188
*Tempur-Pedic International Inc.	243,952	5,172
Saks Inc.	356,278	5,170
Lee Enterprises, Inc.	112,025	5,162
Regis Corp.	110,547	5,102
CBRL Group, Inc.	121,693	5,093
*BJ's Wholesale Club, Inc.	174,010	5,069
*Laureate Education Inc.	114,030	5,028
*Rent-A-Center, Inc.	189,641	5,025
Adesa, Inc.	236,683	5,022
The Toro Co.	60,823	4,948
Claire's Stores, Inc.	232,054	4,931
Borders Group, Inc.	193,743	4,921
Choice Hotel International, Inc.	83,393	4,837
*R.H. Donnelley Corp.	78,222	4,619
*Valassis Communications, Inc.	129,189	4,523
*Earthlink, Inc.	392,501	4,522
*Fossil, Inc.	175,703	4,505
*Sonic Corp.	147,601	4,502
*Entercom Communications Corp.	122,788	4,407
Nu Skin Enterprises, Inc.	173,248	4,397
*Quiksilver, Inc.	145,854	4,345
American Greetings Corp. Class A	170,256	4,316
Blockbuster Inc. Class A	452,148	4,313

Vanguard Extended Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

Pier 1 Imports Inc.	218,445	4,303
IKON Office Solutions, Inc.	369,651	4,273
Speedway Motorsports, Inc.	108,831	4,264
*Pacific Sunwear of California, Inc.	191,393	4,260
*Corinthian Colleges, Inc.	225,104	4,242
SCP Pool Corp.	131,465	4,194
*The Yankee Candle Co., Inc.	123,999	4,114
*Waste Connections, Inc.	119,811	4,104
*Aeropostale, Inc.	139,252	4,098
*Gaylord Entertainment Co.	98,659	4,097
Ruby Tuesday, Inc.	156,614	4,084
*CNET Networks, Inc.	358,097	4,021
bebe stores, inc.	145,396	3,923
*Take-Two Interactive Software, Inc.	112,122	3,901
*Zale Corp.	129,650	3,873
Catalina Marketing Corp.	130,319	3,861
*Travelzoo, Inc.	40,448	3,860
Talbots Inc.	141,283	3,847
*United Stationers, Inc.	82,954	3,832
Strayer Education, Inc.	34,777	3,818
Grey Global Group Inc.	3,469	3,816
*InfoSpace, Inc.	80,032	3,806
*Ask Jeeves, Inc.	142,146	3,802
Media General, Inc. Class A	58,095	3,765
Ethan Allen Interiors, Inc.	93,204	3,730
Journal Communications, Inc.	206,375	3,729
*AnnTaylor Stores Corp.	172,488	3,714
*Cabela's Inc.	161,650	3,676
*CEC Entertainment Inc.	91,597	3,661
*Scholastic Corp.	98,878	3,655
*Martha Stewart Living Omnimedia, Inc.	124,897	3,625
*P.F. Chang's China Bistro, Inc.	64,107	3,612
*Tractor Supply Co.	95,619	3,558
*Corrections Corp. of America REIT	87,835	3,553
United Auto Group, Inc.	116,569	3,449
Reader's Digest Association, Inc.	247,417	3,442
*Argosy Gaming Co.	73,305	3,423
Furniture Brands International Inc.	136,659	3,423
Hollinger International, Inc.	216,595	3,396
Hearst-Argyle Television Inc.	128,724	3,396
*Sirva Inc.	176,042	3,384
*Wesco International, Inc.	114,081	3,381
Blyth, Inc.	114,233	3,377
*Jack in the Box Inc.	91,156	3,361
*Overstock.com, Inc.	48,464	3,344
*Guitar Center, Inc.	62,538	3,295
*MPS Group, Inc.	263,032	3,225
*GameStop Corp.	142,635	3,189
*Resources Connection, Inc.	58,159	3,159
*Tuesday Morning Corp.	102,553	3,141
*Navigant Consulting, Inc.	117,567	3,127
Wolverine World Wide, Inc.	97,730	3,071
*Coldwater Creek Inc.	99,320	3,066
Aaron Rents, Inc. Class B	122,366	3,059
Domino's Pizza, Inc.	171,400	3,051
*DeVry, Inc.	175,506	3,047
*Panera Bread Co.	75,497	3,044
*United Natural Foods, Inc.	97,713	3,039
Tupperware Corp.	146,146	3,028

Vanguard Extended Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*Arbitron Inc.	77,264	3,027
*Aztar Corp.	86,160	3,009
Rollins, Inc.	113,930	2,999
Matthews International Corp.	80,392	2,958
*Jarden Corp.	68,019	2,955
*Dick's Sporting Goods, Inc.	83,748	2,944
*Shuffle Master, Inc.	62,358	2,937
Ameristar Casinos, Inc.	67,746	2,921
*Men's Wearhouse, Inc.	90,226	2,884
*99 Cents Only Stores	173,744	2,808
*Linens 'n Things, Inc.	112,934	2,801
Banta Corp.	62,291	2,788
*Charming Shoppes, Inc.	293,962	2,754
ADVO, Inc.	76,277	2,719
*Rare Hospitality International Inc.	84,677	2,698
*Emmis Communications, Inc.	139,152	2,670
*ValueClick, Inc.	199,874	2,664
*Universal Technical Institute Inc.	69,808	2,661
Kelly Services, Inc. Class A	87,556	2,642
*Electronics Boutique Holdings Corp.	59,757	2,566
*CMGI Inc.	1,001,218	2,553
Callaway Golf Co.	188,276	2,542
Burlington Coat Factory Warehouse Corp.	111,652	2,535
*WMS Industries, Inc.	75,296	2,525
*PRIMEDIA Inc.	653,937	2,485
*Insight Enterprises, Inc.	121,071	2,484
*The Warnaco Group, Inc.	114,884	2,481
*The Children's Place Retail Stores, Inc.	66,862	2,476
The Pep Boys (Manny, Moe & Jack)	144,425	2,465
*Helen of Troy Ltd.	73,290	2,463
*DoubleClick Inc.	316,527	2,463
*Texas Roadhouse, Inc.	82,800	2,447
*Carter's, Inc.	70,807	2,407
ABM Industries Inc.	121,922	2,404
*Amerco, Inc.	51,885	2,386
Jackson Hewitt Tax Service Inc.	93,900	2,371
Kellwood Co.	68,686	2,370
*Tetra Tech, Inc.	140,565	2,353
K-Swiss, Inc.	79,958	2,328
Bob Evans Farms, Inc.	88,202	2,306
*Central Garden and Pet Co.	54,906	2,292
*Priceline.com, Inc.	96,961	2,287
*Global Imaging Systems, Inc.	57,660	2,278
G & K Services, Inc. Class A	52,156	2,265
*Crown Media Holdings, Inc.	262,462	2,257
*THQ Inc.	97,845	2,245
*FTI Consulting, Inc.	106,442	2,243
Watson Wyatt & Co. Holdings	82,374	2,220
*Midway Games Inc.	210,376	2,209
Finish Line, Inc.	120,502	2,205
*Stage Stores, Inc.	52,766	2,191
*Radio One, Inc.	135,271	2,178
*Cumulus Media Inc.	144,004	2,172
Oakley, Inc.	170,301	2,171
*New York & Co., Inc.	131,000	2,164
*Pinnacle Entertainment, Inc.	109,327	2,162
*Bright Horizons Family Solutions, Inc.	33,199	2,150
*Life Time Fitness, Inc.	82,976	2,147
*Red Robin Gourmet Burgers	40,005	2,139

Vanguard Extended Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*Revlon, Inc. Class A	928,337	2,135
*CKE Restaurants Inc.	146,556	2,127
Liberty Corp.	48,104	2,115
*ProQuest Co.	71,167	2,114
*Too Inc.	86,112	2,106
IHOP Corp.	50,236	2,104
*CoStar Group, Inc.	45,537	2,103
*Labor Ready, Inc.	123,869	2,096
*Payless ShoeSource, Inc.	169,789	2,088
*Genesco, Inc.	66,734	2,078
Chemed Corp.	30,961	2,078
Phillips-Van Heusen Corp.	76,882	2,076
*Hot Topic, Inc.	120,684	2,075
World Wrestling Entertainment, Inc.	171,020	2,074
*Isle of Capri Casinos, Inc.	80,128	2,055
*Radio One, Inc. Class D	126,800	2,044
*Journal Register Co.	104,812	2,026
*Leapfrog Enterprises, Inc.	148,859	2,024
Landry's Restaurants, Inc.	69,625	2,023
La-Z-Boy Inc.	131,309	2,018
*Korn/Ferry International	96,728	2,007
*Hollywood Entertainment Corp.	152,877	2,001
Big 5 Sporting Goods Corp.	68,581	1,998
Gray Television, Inc.	128,220	1,987
*United Online, Inc.	171,336	1,976
*Vail Resorts Inc.	88,056	1,974
The Nautilus Group, Inc.	81,476	1,969
*CSK Auto Corp.	117,615	1,969
*Dollar Thrifty Automotive Group, Inc.	65,106	1,966
*USANA Health Sciences, Inc.	57,460	1,965
*RC2 Corp.	60,252	1,964
*Hibbett Sporting Goods, Inc.	72,674	1,934
*Group 1 Automotive, Inc.	61,271	1,930
*Krispy Kreme Doughnuts, Inc.	153,166	1,930
*MAXIMUS, Inc.	61,022	1,899
*K2 Inc.	117,424	1,865
*The Pantry, Inc.	61,737	1,858
*Papa John's International, Inc.	53,811	1,853
Sonic Automotive, Inc.	74,438	1,846
*The Sports Authority, Inc.	71,155	1,832
*Teletech Holdings Inc.	188,733	1,829
*Stein Mart, Inc.	106,944	1,824
World Fuel Services Corp.	36,602	1,823
*Stewart Enterprises, Inc. Class A	258,868	1,809
*Alliance Gaming Corp.	128,876	1,780
*School Specialty, Inc.	46,105	1,778
*Cox Radio, Inc.	107,183	1,766
Christopher & Banks Corp.	95,133	1,755
*Deckers Outdoor Corp.	37,288	1,752
*Cost Plus, Inc.	54,532	1,752
*The Advisory Board Co.	46,999	1,733
*Consolidated Graphics, Inc.	37,570	1,724
*Charter Communications, Inc.	766,199	1,716
*Elizabeth Arden, Inc.	72,105	1,712
Oxford Industries, Inc.	41,422	1,711
*Build-A-Bear-Workshop, Inc.	48,600	1,708
*Steak n Shake Co.	84,859	1,704
Fred's, Inc.	97,568	1,698
Viad Corp.	59,133	1,685

Vanguard Extended Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*Select Comfort Corp.	91,721	1,645
Cato Corp. Class A	56,585	1,631
*Ryan's Restaurant Group, Inc.	104,842	1,617
Movie Gallery, Inc.	84,012	1,602
Sinclair Broadcast Group, Inc.	173,107	1,594
*NetFlix.com, Inc.	129,264	1,594
Handleman Co.	73,563	1,580
Bowne & Co., Inc.	96,487	1,569
*Central European Distribution Corp.	52,950	1,564
*Great Wolf Resorts, Inc.	69,804	1,559
Russell Corp.	79,860	1,556
Kenneth Cole Productions, Inc.	50,269	1,551
*Coinstar, Inc.	57,718	1,549
Lawson Products, Inc.	30,638	1,545
*Wireless Facilities, Inc.	163,173	1,540
*GSI Commerce, Inc.	85,886	1,527
*Ventiv Health, Inc.	74,984	1,524
Churchill Downs, Inc.	34,029	1,521
*Charles River Associates Inc.	32,453	1,518
The Marcus Corp.	59,957	1,507
Lone Star Steakhouse & Saloon, Inc.	53,570	1,500
*The Dress Barn, Inc.	84,361	1,485
*MarineMax, Inc.	49,600	1,476
*Entravision Communications Corp.	176,157	1,471
*Navarre Corp.	83,470	1,469
*JAKKS Pacific, Inc.	66,310	1,466
*Trans World Entertainment Corp.	117,415	1,464
Renaissance Learning, Inc.	78,259	1,452
Pre-Paid Legal Services, Inc.	38,663	1,452
*Jo-Ann Stores, Inc.	52,377	1,442
Carmike Cinemas, Inc.	38,774	1,415
*California Pizza Kitchen, Inc.	61,520	1,415
American Woodmark Corp.	32,240	1,408
Triarc Cos., Inc. Class B	114,279	1,401
*Educate, Inc.	105,606	1,398
Gevity HR, Inc.	67,617	1,390
The Stride Rite Corp.	123,990	1,385
Central Parking Corp.	91,402	1,385
*Guess ?, Inc.	109,719	1,377
*Spanish Broadcasting System, Inc.	130,374	1,377
*aQuantive, Inc.	153,726	1,374
*AMN Healthcare Services, Inc.	85,499	1,360
*Vertrue Inc.	35,999	1,360
Brown Shoe Co., Inc.	45,558	1,359
*ValueVision Media, Inc.	97,257	1,353
*Playtex Products, Inc.	168,792	1,349
Pulitzer, Inc.	20,544	1,332
*NetRatings, Inc.	68,947	1,322
*infoUSA Inc.	117,628	1,316
*O'Charley's Inc.	67,120	1,312
*Cross Country Healthcare, Inc.	72,298	1,307
*Heidrick & Struggles International, Inc.	38,038	1,304
*ShopKo Stores, Inc.	69,689	1,302
*Monarch Casino & Resort, Inc.	32,094	1,301
*Salem Communications Corp.	51,976	1,297
*Marchex, Inc.	61,301	1,287
The Buckle, Inc.	43,408	1,281
*Lin TV Corp.	66,550	1,271
*AFC Enterprises, Inc.	53,489	1,265

Vanguard Extended Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

Ambassadors Group, Inc.	35,483	1,263
*Six Flags, Inc.	234,370	1,259
*Volt Information Sciences Inc.	42,239	1,241
*West Marine, Inc.	49,925	1,236
*MarketWatch Inc.	68,354	1,230
*Lifeline Systems, Inc.	47,349	1,220
*The Gymboree Corp.	94,984	1,218
*Casella Waste Systems, Inc.	82,931	1,214
*Del Laboratories, Inc.	34,632	1,203
*Forrester Research, Inc.	66,976	1,202
*Digital Theater Systems Inc.	59,531	1,198
Russ Berrie and Co., Inc.	52,161	1,191
Startek, Inc.	41,615	1,184
The Topps Co., Inc.	119,834	1,168
Cherokee Inc.	32,871	1,160
*A.C. Moore Arts & Crafts, Inc.	39,844	1,148
*Century Business Services, Inc.	261,998	1,142
*TiVo Inc.	193,906	1,138
*1-800 CONTACTS, Inc.	51,356	1,130
*Midas Inc.	55,852	1,117
*1-800-FLOWERS.COM, Inc.	132,252	1,112
*Brightpoint, Inc.	56,049	1,095
National Presto Industries, Inc.	23,890	1,087
*Lakes Entertainment, Inc.	66,692	1,086
*Saga Communications, Inc.	64,471	1,086
*Multimedia Games Inc.	68,623	1,081
*Clark, Inc.	69,598	1,080
Blair Corp.	30,093	1,073
*Cache, Inc.	59,212	1,067
*FindWhat.com	60,095	1,065
*Insight Communications Co., Inc.	114,823	1,064
*SOURCECORP, Inc.	55,290	1,057
CDI Corp.	49,026	1,048
*Fisher Communications, Inc.	21,350	1,044
*Dave & Busters, Inc.	51,480	1,040
*PDI, Inc.	46,610	1,038
*Asbury Automotive Group, Inc.	75,132	1,035
*Source Interlink Cos., Inc.	77,755	1,033
*Spherion Corp.	122,480	1,029
*TRM Corp.	43,364	1,025
*Buffalo Wild Wings Inc.	29,333	1,021
*Blue Nile Inc.	36,772	1,016
Deb Shops, Inc.	40,550	1,015
*JAMDAT Mobile Inc.	49,000	1,012
*America's Car-Mart, Inc.	26,591	1,010
*Greenfield Online, Inc.	45,597	1,003
*Insurance Auto Auctions, Inc.	44,666	1,001
*Hudson Highland Group, Inc.	34,494	993
*Skechers U.S.A., Inc.	76,221	988
*4Kids Entertainment Inc.	46,914	986
*DiamondCluster International, Inc.	68,241	978
*Mikohn Gaming Corp.	95,291	974
*J. Jill Group, Inc.	65,169	970
*Meta Group, Inc.	98,976	970
*Steven Madden, Ltd.	51,284	967
*Pegasus Solutions Inc.	76,013	958
Dover Motorsports, Inc.	166,583	955
*Clean Harbors Inc.	63,177	953
*PC Mall, Inc.	42,020	940

Vanguard Extended Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

Mannatech, Inc.	49,348	940
*EZCORP, Inc.	59,925	923
Lithia Motors, Inc.	34,218	918
*Alderwoods Group, Inc.	78,966	899
*Harris Interactive Inc.	113,600	897
*Brookstone, Inc.	45,464	889
*Water Pik Technologies, Inc.	49,983	886
*Monro Muffler Brake, Inc.	35,016	886
*MTR Gaming Group Inc.	83,211	879
Goody's Family Clothing	95,783	875
*Sharper Image Corp.	46,262	872
Angelica Corp.	32,119	869
*Geo Group Inc.	32,588	866
*Steinway Musical Instruments Inc.	29,872	864
*Retail Ventures, Inc.	121,712	864
*Conn's, Inc.	50,800	854
*Rush Enterprises, Inc. Class A	52,100	846
Bassett Furniture Industries, Inc.	42,669	837
*Administaff, Inc.	65,961	832
*Jos. A. Bank Clothiers, Inc.	28,790	815
*Competitive Technologies, Inc.	73,264	812
*Oneida Ltd.	264,590	810
Oshkosh B' Gosh, Inc. Class A	37,736	808
*Gaming Partners International	39,091	807
*LoJack Corp.	66,369	805
Movado Group, Inc.	42,978	802
*Rent-Way, Inc.	99,771	799
*iPass Inc.	107,806	798
Saucony Inc.	29,239	795
*Famous Dave's of America, Inc.	62,533	795
*Perry Ellis International Corp.	38,352	780
*iVillage Inc.	124,834	771
Haverty Furniture Cos., Inc.	41,625	770
*Luby's, Inc.	102,465	768
Ambassadors International, Inc.	48,712	766
*Charles & Colvard Ltd.	72,036	766
*Department 56 Inc.	45,923	765
*Benihana Inc. Class A	46,991	764
Books-a-Million Inc.	78,973	760
*Kirkland's, Inc.	61,536	756
Waste Industries USA, Inc.	60,706	753
*Universal Electronics, Inc.	42,547	749
*Kforce Inc.	67,442	749
*Zones, Inc.	112,485	746
*Checkers Drive-In Restaurants, Inc.	54,474	730
*Perficient, Inc.	111,026	728
*PC Connection, Inc.	76,308	726
*BJ's Restaurants Inc.	51,749	724
*Rocky Shoes & Boots, Inc.	24,217	719
*LECG Corp.	38,316	715
*Hollywood Media Corp.	145,057	704
*Nexstar Broadcasting Group, Inc.	76,148	702
*Learning Tree International, Inc.	51,977	696
*Alloy, Inc.	86,091	695
*E. Gottschalk & Co., Inc.	78,000	693
*Charlotte Russe Holding Inc.	68,546	692
*Atari, Inc.	236,190	692
*Rentrak Corp.	55,127	691
Stanley Furniture Co., Inc.	15,333	689

Vanguard Extended Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

CSS Industries, Inc.	21,629	687
Courier Corp.	13,229	687
*LKQ Corp.	34,210	687
Dover Downs Gaming & Entertainment, Inc.	52,344	686
Libbey, Inc.	30,720	682
*Navigant International, Inc.	55,921	681
*Beasley Broadcast Group, Inc.	38,390	673
*Evci Career Colleges Holding Corp.	69,150	661
*LookSmart, Ltd.	301,129	659
*Worldwide Restaurant Concepts Inc.	161,945	659
Advanced Marketing Services	64,858	652
*Hampshire Group, Ltd.	20,446	644
Frisch's Restaurants, Inc.	26,850	640
Escalade, Inc.	47,582	636
*RedEnvelope Inc.	51,885	634
Stamps.com Inc.	39,935	633
*Buca, Inc.	89,834	625
*Scope Industries	8,400	625
*Regent Communications, Inc.	117,796	624
*Rubio's Restaurants, Inc.	51,080	620
*SM&A Corp.	71,513	610
*Glacier Water Services, Inc.	22,500	607
*Image Entertainment, Inc.	102,124	607
Schawk, Inc.	32,970	599
*Greg Manning Auctions, Inc.	48,120	596
*The Boyds Collection, Ltd.	135,108	594
*Party City Corp.	45,935	594
Triarc Cos., Inc. Class A	45,566	592
*Drugstore.com, Inc.	173,174	589
*The Sportsman's Guide Inc.	26,115	588
Hancock Fabrics, Inc.	56,634	587
Inter Parfums, Inc.	36,904	587
L.S. Starrett Co. Class A	28,000	577
Delta Apparel, Inc.	23,709	575
*NIC Inc.	111,208	565
Thomas Nelson, Inc.	24,942	564
*SITEL Corp.	226,974	558
CPI Corp.	40,635	552
Traffix, Inc.	86,791	551
*Medical Staffing Network Holdings, Inc.	66,969	548
*First Consulting Group, Inc.	89,012	544
*Empire Resorts Inc.	48,530	541
*Nashua Corp.	47,021	534
Flexsteel Industry	30,096	531
*Applica Inc.	87,736	531
*Playboy Enterprises, Inc. Class B	42,662	524
*Autobytel Inc.	86,253	521
*ParkerVision, Inc.	57,858	515
*Barrett Business Services, Inc.	37,143	512
*Friendly Ice Cream Corp.	60,915	512
*EasyLink Services Corp.	347,159	500
*Young Broadcasting Inc.	47,045	497
*Enesco Group, Inc.	60,783	491
*LodgeNet Entertainment Corp.	27,304	483
*Internap Network Services Corp.	514,536	479
*Nobel Learning Communities, Inc.	63,087	475
Knape & Vogt Manufacturing Co.	36,138	474
*Foodarama Supermarkets, Inc.	11,841	471
*Tweeter Home Entertainment Group, Inc.	66,561	456

Vanguard Extended Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*The Smith & Wollensky Restaurant Group, Inc.	84,770	455
*eMerge Interactive, Inc.	284,568	452
*A.T. Cross Co. Class A	91,096	451
*Design Within Reach Inc.	30,935	450
*Bombay Co.	80,593	446
*Systemax Inc.	59,247	435
*Casual Male Retail Group, Inc.	78,749	429
Boston Acoustics, Inc.	30,887	428
*Pegasus Communications Corp.	44,904	422
*Wilsons The Leather Experts Inc.	108,107	422
ARK Restaurants Corp.	10,503	412
*Obie Media Corp.	59,052	411
*Verticalnet, Inc.	254,922	410
Sturm, Ruger & Co., Inc.	44,999	406
Action Performance Cos., Inc.	36,814	404
Craftmade International, Inc.	20,143	397
*Syms Corp.	32,470	395
*ICT Group, Inc.	40,561	394
*Franklin Electronic Publishers, Inc.	89,861	392
Haggar Corp.	16,639	391
*PriceSmart, Inc.	51,392	389
*Strategic Distribution, Inc.	29,030	388
*SPEEDUS Corp.	135,500	385
*eCOST.com Inc.	23,985	383
*Hartmarx Corp.	49,161	382
*Register.com, Inc.	59,051	375
*Shoe Carnival, Inc.	28,581	372
*Total Entertainment Restaurant Corp.	31,115	371
Rock of Ages Corp.	50,500	369
*Restoration Hardware, Inc.	64,162	368
*WPT Enterprises Inc.	21,500	366
UniFirst Corp.	12,764	361
*APAC Teleservices, Inc.	206,761	360
*Exponent, Inc.	12,963	356
*Mothers Work, Inc.	25,925	353
*Wyndham International, Inc. Class A	292,312	348
*Interstate Hotels&Resorts, Inc.	64,439	345
*Lightbridge, Inc.	56,862	343
*Neoforma, Inc.	44,657	343
Outlook Group Corp.	40,874	323
*E Com Ventures, Inc.	26,437	321
*Management Network Group Inc.	135,633	319
*Medialink Worldwide, Inc.	90,336	316
*The Leather Factory, Inc.	87,700	311
*NTN Communications, Inc.	96,422	308
*Salton, Inc.	53,911	305
*U.S. Home Systems, Inc.	49,419	304
*Correctional Services Corp.	99,919	290
*Cellstar Corp.	64,956	289
Bowl America, Inc. Class A	20,176	285
*Rainmaker Systems, Inc.	229,860	285
*Metro One Telecommunications, Inc.	178,327	284
*Bally Total Fitness Holding Corp.	65,796	279
Bon-Ton Stores, Inc.	17,575	277
*Spherix Inc.	84,972	276
*Gander Mountain Co.	21,493	276
*Concord Camera Corp.	120,089	275
*Providence Service Corp.	13,009	273
*Raindance Communications, Inc.	116,619	271

Vanguard Extended Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*American Technology	24,350	269
*On Assignment, Inc.	51,591	268
*Playboy Enterprises Inc. Class A	22,850	266
*Gaiam, Inc.	41,627	256
*MPW Industrial Services Group, Inc.	100,320	255
*Cenveo Inc.	79,297	246
*PLATO Learning, Inc.	32,652	243
*AMS Health Sciences, Inc.	39,600	236
*The Princeton Review, Inc.	37,070	228
*Digital Generation Systems	175,091	219
*Digital Impact, Inc.	152,805	217
Fedders Corp.	58,700	212
*Emerson Radio Corp.	56,237	211
*Cornell Companies, Inc.	13,806	210
Lifetime Hoan Corp.	12,731	202
*Onvia.com, Inc.	31,966	202
*McCormick&Schmick's Seafood Restaurants, Inc.	11,734	198
*ShoLodge, Inc.	44,398	193
*Franklin Covey Co.	77,906	190
CNS, Inc.	14,663	184
*America Online Latin America, Inc.	243,927	183
*Brillian Corp.	52,709	182
Weyco Group, Inc.	4,077	181
*Integrated Alarm Services Group, Inc.	32,999	181
*24/7 Real Media, Inc.	40,193	174
*Nitches Inc.	33,141	172
*Paxson Communications Corp.	120,302	166
*Gartner, Inc. Class B	13,252	163
*Finlay Enterprises, Inc.	7,846	155
*Standard Parking Corp	9,602	147
*WebSideStory, Inc.	11,600	144
*Cosi, Inc.	23,091	140
*Youbet.com, Inc.	27,500	139
*REX Stores Corp.	9,091	138
*The Wet Seal, Inc. Class A	59,584	135
*VCampus Corp.	62,830	133
*Johnson Outdoors Inc.	6,574	132
*MediaBay, Inc.	83,112	129
*Acme Communications, Inc.	17,352	122
*Max&Erma's Restaurant, Inc.	9,001	117
*J. Alexander's Corp.	15,100	112
*Whitehall Jewellers, Inc.	12,886	103
*Gallery of History, Inc.	26,300	101
*Bluefly, Inc.	42,893	100
*Knology, Inc.	25,400	99
*Gadzooks, Inc.	97,160	92
*CoActive Marketing Group, Inc.	22,500	90
*Innotrac Corp.	10,307	88
*Mayor's Jeweler's, Inc.	138,600	86
*Catalina Lighting, Inc.	9,760	85
*Ultimate Electronics, Inc.	68,423	84
*Parlux Fragrances, Inc.	3,600	81
*PlanetOut, Inc.	5,717	78
*Rush Enterprises, Inc. Class B	4,423	77
*Innodata Isogen, Inc.	7,200	71
*PeopleSupport Inc.	6,725	68
*Shoe Pavilion, Inc.	21,100	65
*Protection One, Inc.	164,000	62
*PriceSmart, Inc. Rights Exp. 1/21/2005	51,392	52

Vanguard Extended Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*Hanover Direct, Inc.	37,873	52
Aaron Rents, Inc.	2,025	46
*HyperFeed Technologies, Inc.	13,778	37
*Candie's, Inc.	6,622	36
*Winmark Corp.	1,299	35
ILX Resorts Inc.	3,200	33
Superior Uniform Group, Inc.	1,899	28
Cadmus Communications	2,000	26
*Interchange Corp.	1,300	24
*Delta Woodside Industries, Inc	27,175	17
*LQ Corp. Inc.	8,638	15
Cutter&Buck Inc.	800	12
*Calton, Inc.	15,400	6
Escrow Bush Industries, Inc.	55,432	3
*GameStop Corp. Class B	99	2
*Panavision, Inc.	174	1
*Travis Boats&Motors, Inc.	700	--
*Synergy Brands Inc.	25	--

		2,132,308

Consumer Staples (3.8%)
Kraft Foods Inc.	4,262,400	151,784
Tyson Foods, Inc.	878,738	16,169
Whole Foods Market, Inc.	154,107	14,694
*Dean Foods Co.	393,392	12,962
*Constellation Brands, Inc. Class A	267,391	12,436
Hormel Foods Corp.	345,577	10,834
*Smithfield Foods, Inc.	275,957	8,166
PepsiAmericas, Inc.	342,123	7,267
J.M. Smucker Co.	145,153	6,832
*7-Eleven, Inc.	279,834	6,702
*Del Monte Foods Co.	522,275	5,755
Church&Dwight, Inc.	154,092	5,181
Pilgrim's Pride Corp.	166,296	5,102
*Rite Aid Corp.	1,290,983	4,725
Tootsie Roll Industries, Inc.	128,397	4,446
Fresh Del Monte Produce Inc.	143,250	4,242
*NBTY, Inc.	166,771	4,004
Flowers Foods, Inc.	109,380	3,454
Seaboard Corp.	3,157	3,151
*Performance Food Group Co.	115,926	3,120
Ralcorp Holdings, Inc.	73,081	3,064
Universal Corp. (VA)	63,792	3,052
Sensient Technologies Corp.	117,022	2,807
Weis Markets, Inc.	67,337	2,597
Longs Drug Stores, Inc.	93,502	2,578
Ruddick Corp.	116,660	2,530
Casey's General Stores, Inc.	124,975	2,268
Chiquita Brands International, Inc.	101,981	2,250
*Hain Celestial Group, Inc.	108,281	2,238
Sanderson Farms, Inc.	50,034	2,165
Lance, Inc.	91,427	1,740
Vector Group Ltd.	104,269	1,734
Winn-Dixie Stores, Inc.	353,400	1,608
J&J Snack Foods Corp.	29,296	1,436
Schweitzer-Mauduit International, Inc.	42,097	1,429
*Smart&Final Inc.	93,380	1,344
*Peet's Coffee&Tea Inc.	46,671	1,235

Vanguard Extended Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

Farmer Brothers, Inc.	48,510	1,176
Coca-Cola Bottling Co.	20,391	1,164
Nature's Sunshine Inc.	55,154	1,123
*The Great Atlantic&Pacific Tea Co., Inc.	105,418	1,081
American Italian Pasta Co.	45,509	1,058
*Provide Commerce Inc.	27,000	1,003
*John B. Sanfilippo&Son, Inc.	38,009	980
*M&F Worldwide Corp.	69,801	951
*Boston Beer Co., Inc. Class A	44,032	937
Dimon Inc.	134,072	901
*Chalone Wine Group Ltd.	61,821	875
Nash-Finch Co.	21,590	815
*Star Scientific, Inc.	147,292	749
*Hansen Natural Corp.	19,181	698
National Beverage Corp.	81,868	681
Ingles Markets, Inc.	49,015	607
*Wild Oats Markets Inc.	64,662	570
Standard Commercial Tobacco Co.	28,390	552
*Lifeway Foods, Inc.	59,921	548
Arden Group Inc. Class A	5,280	531
*Green Mountain Coffee Roasters, Inc.	19,353	486
*Monterey Pasta Co.	130,711	442
*Omega Protein Corp.	50,253	432
*Pathmark Stores, Inc.	72,308	420
*Maui Land&Pineapple Co., Inc.	9,977	392
Golden Enterprises Inc.	116,593	322
*Nutraceutical International Corp.	16,357	252
*Food Technology Service, Inc.	181,836	231
Reliv International, Inc.	25,485	228
*Seneca Foods Corp.	7,107	130
*Medifast, Inc.	30,309	107
*Weider Nutritional International, Inc.	19,707	86
*Diedrich Coffee, Inc.	11,950	71

		347,700

Financial Services (23.1%)
Genworth Financial Inc.	1,220,369	32,950
Vornado Realty Trust REIT	313,237	23,847
UnionBanCal Corp.	368,722	23,775
Fidelity National Financial, Inc.	432,854	19,768
General Growth Properties Inc. REIT	545,122	19,712
Popular, Inc.	664,157	19,148
The Chicago Mercantile Exchange	82,291	18,820
Legg Mason Inc.	251,128	18,398
Public Storage, Inc. REIT	320,816	17,885
White Mountains Insurance Group Inc.	27,069	17,486
Boston Properties, Inc. REIT	269,750	17,445
Hudson City Bancorp, Inc.	466,462	17,175
*CNA Financial Corp.	639,005	17,068
Kimco Realty Corp. REIT	277,210	16,075
Banknorth Group, Inc.	428,718	15,691
Host Marriott Corp. REIT	864,602	14,958
*Ameritrade Holding Corp.	1,049,883	14,929
New York Community Bancorp, Inc.	659,775	13,572
Avalonbay Communities, Inc. REIT	179,266	13,499
Doral Financial Corp.	268,937	13,245
Commerce Bancorp, Inc.	195,788	12,609
iStar Financial Inc. REIT	277,154	12,544

Vanguard Extended Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

Radian Group, Inc.	231,175	12,308
Leucadia National Corp.	176,691	12,276
Duke Realty Corp. REIT	354,389	12,099
Total System Services, Inc.	491,083	11,933
Old Republic International Corp.	454,014	11,487
Hibernia Corp. Class A	387,216	11,427
Developers Diversified Realty Corp. REIT	254,911	11,310
TCF Financial Corp.	347,758	11,177
*WellChoice Inc.	208,721	11,146
*DST Systems, Inc.	209,413	10,915
Assurant, Inc.	354,376	10,826
SEI Corp.	256,918	10,773
Associated Banc-Corp.	322,342	10,705
*The Dun&Bradstreet Corp.	175,314	10,457
Mercantile Bankshares Corp.	197,118	10,290
Transatlantic Holdings, Inc.	165,170	10,212
The PMI Group Inc.	239,450	9,997
W.R. Berkley Corp.	209,561	9,885
*AmeriCredit Corp.	391,563	9,574
*Alliance Data Systems Corp.	201,554	9,570
The Macerich Co. REIT	147,436	9,259
Student Loan Corp.	50,276	9,251
Health Care Properties Investors REIT	330,772	9,159
Liberty Property Trust REIT	211,055	9,118
Nuveen Investments, Inc. Class A	230,186	9,085
People's Bank	233,553	9,083
*The First Marblehead Corp.	160,704	9,040
*Markel Corp.	24,546	8,935
Independence Community Bank Corp.	209,313	8,913
Eaton Vance Corp.	168,269	8,775
Commerce Bancshares, Inc.	172,991	8,684
City National Corp.	122,276	8,639
Weingarten Realty Investors REIT	213,331	8,555
A.G. Edwards&Sons, Inc.	197,456	8,532
Mills Corp. REIT	133,678	8,523
*CheckFree Corp.	223,350	8,505
Regency Centers Corp. REIT	151,774	8,408
AMB Property Corp. REIT	205,999	8,320
Erie Indemnity Co. Class A	157,242	8,266
Investors Financial Services Corp.	165,192	8,256
Mercury General Corp.	135,841	8,140
United Dominion Realty Trust REIT	321,911	7,983
Catellus Development Corp. REIT	255,607	7,822
First American Corp.	220,800	7,759
Unitrin, Inc.	170,553	7,752
Hospitality Properties Trust REIT	167,476	7,704
Astoria Financial Corp.	190,654	7,620
New Century REIT, Inc.	118,566	7,578
Sky Financial Group, Inc.	263,259	7,548
Reinsurance Group of America, Inc.	155,410	7,530
*CapitalSource Inc.	293,067	7,523
*Conseco, Inc.	375,663	7,494
Brown&Brown, Inc.	171,772	7,481
Arthur J. Gallagher&Co.	229,014	7,443
Protective Life Corp.	172,901	7,381
*BOK Financial Corp.	147,610	7,197
Trizec Properties, Inc. REIT	378,604	7,163
Colonial BancGroup, Inc.	332,855	7,067
Fulton Financial Corp.	302,729	7,057

Vanguard Extended Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

Mack-Cali Realty Corp. REIT	150,952	6,948
New Plan Excel Realty Trust REIT	254,825	6,901
Friedman, Billings, Ramsey Group, Inc. REIT	355,777	6,899
Valley National Bancorp	246,305	6,810
American National Insurance Co.	65,016	6,772
Webster Financial Corp.	133,571	6,764
Federal Realty Investment Trust REIT	129,125	6,669
Bank of Hawaii Corp.	131,127	6,653
Capitol Federal Financial	183,051	6,590
Fair, Isaac, Inc.	175,702	6,445
First BanCorp Puerto Rico	100,233	6,366
Pan Pacific Retail Properties, Inc. REIT	100,879	6,325
Cullen/Frost Bankers, Inc.	128,449	6,243
W Holding Co., Inc.	271,492	6,228
Arden Realty Group, Inc. REIT	163,319	6,160
Rayonier Inc. REIT	123,753	6,053
FirstMerit Corp.	211,615	6,029
Thornburg Mortgage, Inc. REIT	206,946	5,993
Wilmington Trust Corp.	165,491	5,983
Westcorp, Inc.	129,326	5,940
*CB Richard Ellis Group, Inc.	175,956	5,903
Annaly Mortgage Management Inc. REIT	300,051	5,887
CBL&Associates Properties, Inc. REIT	76,919	5,873
SL Green Realty Corp. REIT	96,589	5,848
StanCorp Financial Group, Inc.	70,801	5,841
Reckson Associates Realty Corp. REIT	175,748	5,766
CenterPoint Properties Corp. REIT	120,306	5,761
Ventas, Inc. REIT	209,663	5,747
American Financial Group, Inc.	183,486	5,745
The South Financial Group, Inc.	176,059	5,727
Raymond James Financial, Inc.	183,794	5,694
Jefferies Group, Inc.	141,229	5,689
HRPT Properties Trust REIT	442,438	5,676
Certegy, Inc.	158,272	5,623
Global Payments Inc.	94,467	5,530
Nationwide Financial Services, Inc.	141,029	5,392
*Alleghany Corp.	18,884	5,387
HCC Insurance Holdings, Inc.	161,057	5,334
East West Bancorp, Inc.	125,658	5,273
IndyMac Bancorp, Inc.	152,367	5,249
WFS Financial, Inc.	103,132	5,237
Washington Federal Inc.	195,042	5,176
UCBH Holdings, Inc.	112,962	5,176
Camden Property Trust REIT	99,631	5,081
*Interactive Data Corp.	233,197	5,070
Shurgard Storage Centers, Inc. Class A REIT	114,834	5,054
BRE Properties Inc. Class A REIT	125,021	5,040
International Bancshares Corp.	127,430	5,018
*Instinet Group Inc.	830,794	5,010
*Affiliated Managers Group, Inc.	73,913	5,007
Realty Income Corp. REIT	98,816	4,998
Commerce Group, Inc.	81,778	4,992
Waddell&Reed Financial, Inc.	206,142	4,925
*BISYS Group, Inc.	299,369	4,925
Health Care Inc. REIT	128,896	4,917
Park National Corp.	35,910	4,866
Fremont General Corp.	192,564	4,849
Essex Property Trust, Inc. REIT	57,383	4,809
Healthcare Realty Trust Inc. REIT	117,460	4,781

Vanguard Extended Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

Cathay General Bancorp	124,924	4,685
MoneyGram International, Inc.	221,234	4,677
Deluxe Corp.	124,700	4,655
BancorpSouth, Inc.	190,807	4,650
Westamerica Bancorporation	79,288	4,623
Whitney Holdings Corp.	102,040	4,591
FactSet Research Systems Inc.	77,614	4,536
Crescent Real Estate, Inc. REIT	248,316	4,534
Trustmark Corp.	145,266	4,513
CarrAmerica Realty Corp. REIT	135,771	4,480
Jack Henry&Associates Inc.	224,256	4,465
American Financial Realty Trust REIT	275,495	4,458
AmerUs Group Co.	97,754	4,428
Hudson United Bancorp	112,215	4,419
*Allmerica Financial Corp.	132,852	4,361
NewAlliance Bancshares, Inc.	285,035	4,361
Old National Bancorp	165,822	4,288
Prentiss Properties Trust REIT	112,026	4,279
First Midwest Bancorp, Inc.	116,050	4,211
Equity One, Inc. REIT	177,316	4,208
First Industrial Realty Trust REIT	102,871	4,190
United Bankshares, Inc.	108,267	4,130
Odyssey Re Holdings Corp.	163,028	4,110
*La Quinta Corp. REIT	445,505	4,050
Southwest Bancorporation of Texas, Inc.	172,704	4,022
Texas Regional Bancshares, Inc.	122,155	3,992
*Silicon Valley Bancshares	88,959	3,987
Downey Financial Corp.	69,874	3,983
*Kronos, Inc.	77,247	3,950
Nationwide Health Properties, Inc. REIT	165,903	3,940
UICI	116,034	3,934
Brandywine Realty Trust REIT	133,626	3,927
Pacific Capital Bancorp	114,419	3,889
First Citizens BancShares Class A	26,173	3,880
Provident Financial Services Inc.	199,911	3,872
Pennsylvania REIT	90,063	3,855
Heritage Property Investment Trust REIT	116,667	3,744
Taubman Co. REIT	124,772	3,737
Highwood Properties, Inc. REIT	134,096	3,714
Citizens Banking Corp.	107,970	3,709
Cousins Properties, Inc. REIT	122,246	3,700
Impac Mortgage Holdings, Inc. REIT	162,808	3,691
*Philadelphia Consolidated Holding Corp.	55,626	3,679
*United Rentals, Inc.	194,214	3,671
MAF Bancorp, Inc.	81,519	3,654
Gabelli Asset Management Inc.	75,297	3,653
GATX Corp.	123,133	3,640
*Nelnet, Inc.	135,000	3,636
Alexandria Real Estate Equities, Inc. REIT	48,502	3,609
BlackRock, Inc.	46,693	3,608
Delphi Financial Group, Inc.	78,090	3,604
Home Properties, Inc. REIT	83,120	3,574
Greater Bay Bancorp	127,929	3,567
*Ohio Casualty Corp.	153,546	3,564
Redwood Trust, Inc. REIT	57,076	3,544
Washington REIT	104,353	3,534
Santander BanCorp	117,019	3,529
Global Signal, Inc. REIT	126,100	3,473
Post Properties, Inc. REIT	99,347	3,467

Vanguard Extended Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

Flagstar Bancorp, Inc.	153,086	3,460
American Home Mortgage Investment Corp. REIT	100,262	3,434
Corus Bankshares Inc.	69,588	3,341
Chittenden Corp.	115,166	3,309
Novastar Financial, Inc. REIT	66,750	3,304
Capital Automotive REIT	92,014	3,269
Hilb, Rogal and Hamilton Co.	89,508	3,244
*Arch Capital Group Ltd.	83,657	3,237
National Financial Partners Corp.	83,407	3,236
CVB Financial Corp.	121,593	3,230
*Knight Trading Group, Inc.	290,248	3,178
*CompuCredit Corp.	115,516	3,158
Commercial Capital Bancorp, Inc.	133,316	3,090
UMB Financial Corp.	54,223	3,072
Selective Insurance Group	69,402	3,070
Alfa Corp.	201,135	3,054
*Jones Lang Lasalle Inc.	81,370	3,044
Kilroy Realty Corp. REIT	70,984	3,035
Senior Housing Properties Trust REIT	159,839	3,027
Northwest Bancorp, Inc.	120,472	3,023
MB Financial, Inc.	71,332	3,007
Provident Bankshares Corp.	82,469	2,999
Saxon Inc. REIT	124,497	2,987
BankAtlantic Bancorp, Inc. Class A	148,925	2,964
The Phoenix Cos., Inc.	236,633	2,958
Commercial Federal Corp.	99,095	2,944
Maguire Properties, Inc. REIT	106,524	2,925
21st Century Insurance Group	214,897	2,923
Wintrust Financial Corp.	51,277	2,921
First Niagara Financial Group, Inc.	208,788	2,913
Susquehanna Bancshares, Inc.	116,053	2,896
*eFunds Corp.	120,435	2,892
R&G Financial Corp. Class B	73,822	2,870
*Sotheby's Holdings Class A	157,762	2,865
*ProAssurance Corp.	72,928	2,852
Newcastle Investment Corp. REIT	88,619	2,816
Umpqua Holdings Corp.	110,146	2,777
Hancock Holding Co.	81,777	2,736
Entertainment Properties Trust REIT	61,347	2,733
Lexington Corporate Properties Trust REIT	120,618	2,724
First Commonwealth Financial Corp.	174,704	2,689
Republic Bancorp, Inc.	175,910	2,688
*Alexander's, Inc. REIT	12,465	2,680
Colonial Properties Trust REIT	68,075	2,673
Commercial Net Lease Realty REIT	129,624	2,670
*Credit Acceptance Corp.	104,754	2,666
Inland Real Estate Corp. REIT	166,758	2,660
Alabama National BanCorporation	40,954	2,641
Gables Residential Trust REIT	73,226	2,621
R.L.I. Corp.	62,888	2,614
Chemical Financial Corp.	60,153	2,582
*Accredited Home Lenders Holding Co.	51,948	2,581
Summit Properties, Inc. REIT	78,728	2,563
State Auto Financial Corp.	99,056	2,561
TrustCo Bank NY	185,589	2,559
Corporate Office Properties Trust, Inc. REIT	86,225	2,531
John H. Harland Co.	69,793	2,520
Central Pacific Financial Co.	69,643	2,519
LandAmerica Financial Group, Inc.	46,560	2,511

Vanguard Extended Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

S&T Bancorp, Inc.	65,975	2,487
PS Business Parks, Inc. REIT	54,511	2,458
Glimcher Realty Trust REIT	88,609	2,455
United Community Banks, Inc.	89,397	2,407
Brookline Bancorp, Inc.	147,367	2,405
Zenith National Insurance Corp.	48,124	2,399
Bank Mutual Corp.	196,963	2,397
*BankUnited Financial Corp.	74,573	2,383
Waypoint Financial Corp.	83,435	2,365
F.N.B. Corp.	115,506	2,352
*Investment Technology Group, Inc.	116,892	2,338
*Piper Jaffray Cos., Inc.	48,434	2,322
*Universal American Financial Corp.	148,640	2,299
PFF Bancorp, Inc.	48,649	2,254
*FelCor Lodging Trust, Inc. REIT	152,214	2,230
LaSalle Hotel Properties REIT	70,034	2,229
*Metris Cos., Inc.	174,629	2,227
*Sterling Financial Corp.	56,479	2,217
Greenhill&Co., Inc.	77,100	2,213
*Triad Guaranty, Inc.	36,550	2,211
Hanmi Financial Corp.	61,238	2,201
*Signature Bank	67,914	2,198
Charter Financial Corp.	49,371	2,166
Infinity Property&Casualty Corp.	61,435	2,163
Tanger Factory Outlet Centers, Inc. REIT	81,692	2,162
*First Federal Financial Corp.	40,952	2,124
Frontier Financial Corp.	54,829	2,117
National Penn Bancshares Inc.	76,323	2,114
Horace Mann Educators Corp.	110,215	2,103
Cash America International Inc.	70,672	2,101
Mid-America Apartment Communities, Inc. REIT	50,951	2,100
First Republic Bank	39,607	2,099
NBT Bancorp, Inc.	81,420	2,094
*Financial Federal Corp.	53,218	2,086
Glacier Bancorp, Inc.	61,231	2,084
Harbor Florida Bancshares, Inc.	59,922	2,074
*Euronet Worldwide, Inc.	79,606	2,071
Stewart Information Services Corp.	49,593	2,066
*iPayment Holdings, Inc.	41,581	2,059
*NCO Group, Inc.	79,612	2,058
FBL Financial Group, Inc. Class A	71,919	2,053
Main Street Banks, Inc.	58,736	2,052
Equity Lifestyle Properties, Inc. REIT	57,363	2,051
United Fire&Casualty Co.	60,522	2,040
Community Bank System, Inc.	71,936	2,032
Great American Financial Resources, Inc.	116,858	2,030
AMLI Residential Properties Trust REIT	63,335	2,027
Mid-State Bancshares	70,669	2,025
Glenborough Realty Trust, Inc. REIT	94,993	2,021
*Asset Acceptance Capital Corp.	94,863	2,021
EastGroup Properties, Inc. REIT	52,624	2,017
National Health Investors REIT	69,024	2,014
Amcore Financial, Inc.	62,423	2,009
Irwin Financial Corp.	70,503	2,002
Getty Realty Holding Corp. REIT	68,566	1,970
First Charter Corp.	74,723	1,956
*Portfolio Recovery Associates, Inc.	47,106	1,942
First Financial Bancorp	109,831	1,922
Boston Private Financial Holdings, Inc.	68,186	1,921

Vanguard Extended Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

Anthracite Capital Inc. REIT	155,203	1,918
Sun Communities, Inc. REIT	47,631	1,917
Saul Centers, Inc. REIT	49,947	1,910
RAIT Investment Trust REIT	67,775	1,896
Sovran Self Storage, Inc. REIT	44,866	1,891
First Financial Bankshares, Inc.	41,722	1,870
Harleysville Group, Inc.	78,204	1,867
Advanta Corp. Class A	82,172	1,859
Sterling Bancshares, Inc.	129,740	1,851
BancFirst Corp.	23,282	1,839
Westbanco Inc.	57,018	1,823
Hudson River Bancorp, Inc.	91,806	1,817
*Argonaut Group, Inc.	85,920	1,815
Strategic Hotel Capital, Inc. REIT	108,600	1,792
MFA Mortgage Investments, Inc. REIT	202,730	1,788
Harleysville National Corp.	66,521	1,769
Parkway Properties Inc. REIT	34,650	1,758
Dime Community Bancshares	98,085	1,757
*National Western Life Insurance Co. Class A	10,503	1,750
Kansas City Life Insurance Co.	36,941	1,747
Independent Bank Corp. (MI)	58,522	1,746
Bank of the Ozarks, Inc.	50,614	1,722
Prosperity Bancshares, Inc.	58,959	1,722
*USI Holdings Corp.	146,672	1,697
NDCHealth Corp.	91,111	1,694
Oriental Financial Group Inc.	59,703	1,690
Innkeepers USA Trust REIT	117,515	1,669
CRT Properties, Inc. REIT	69,889	1,668
*Advent Software, Inc.	81,383	1,667
Sterling Financial Corp. (PA)	58,126	1,666
Cornerstone Realty Income Trust, Inc. REIT	166,500	1,662
*HealthExtras, Inc.	101,806	1,659
Anchor Bancorp Wisconsin Inc.	56,835	1,657
*Encore Capital Group, Inc.	69,385	1,650
*World Acceptance Corp.	59,739	1,643
*Ocwen Financial Corp.	171,757	1,642
*CNA Surety Corp.	121,840	1,627
Sunstone Hotel Investors, Inc.	78,169	1,624
*Digital Insight Corp.	88,202	1,623
*S1 Corp.	178,828	1,620
Sterling Bancorp	56,617	1,599
Independent Bank Corp. (MA)	47,287	1,596
KNBT Bancorp Inc.	94,369	1,595
Affordable Residential Communities REIT	109,754	1,575
Riggs National Corp.	73,616	1,565
City Holding Co.	42,201	1,529
First Merchants Corp.	53,852	1,524
Great Southern Bancorp, Inc.	43,470	1,521
Safety Insurance Group, Inc.	48,789	1,520
Provident Bancorp, Inc.	113,217	1,493
Gold Banc Corp., Inc.	100,887	1,475
U.S.B. Holding Co., Inc.	59,074	1,471
IBERIABANK Corp.	21,985	1,459
WSFS Financial Corp.	24,080	1,453
Town&Country Trust REIT	52,553	1,452
Community Trust Bancorp Inc.	44,802	1,450
*U-Store-It Trust	83,518	1,449
Bedford Property Investors, Inc. REIT	50,446	1,433
*MeriStar Hospitality Corp. REIT	171,536	1,432

Vanguard Extended Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

Partners Trust Financial Group, Inc.	122,122	1,423
Bristol West Holdings, Inc.	70,300	1,406
PrivateBancorp, Inc.	43,266	1,394
First Community Bancorp	32,300	1,379
*eSPEED, Inc. Class A	110,581	1,368
Ramco-Gershenson Properties Trust REIT	41,839	1,349
*Calamos Asset Management, Inc.	49,900	1,347
*LaBranche&Co. Inc.	149,819	1,342
Midland Co.	42,820	1,339
First Financial Holdings, Inc.	40,810	1,336
Simmons First National Corp.	46,109	1,335
American Equity Investment Life Holding Co.	123,800	1,333
Investors Real Estate Trust REIT	126,892	1,331
*First Cash Financial Services, Inc.	48,923	1,307
Placer Sierra Bancshares	45,916	1,306
Baldwin&Lyons, Inc. Class B	48,384	1,296
*ITLA Capital Corp.	21,919	1,289
Flushing Financial Corp.	64,061	1,285
Fidelity Bankshares, Inc.	29,784	1,274
Universal Health Realty Income REIT	39,633	1,273
*Navigators Group, Inc.	42,137	1,269
*FPIC Insurance Group, Inc.	35,791	1,266
Suffolk Bancorp	36,278	1,264
Sandy Spring Bancorp, Inc.	32,873	1,260
Omega Healthcare Investors, Inc. REIT	106,434	1,256
TriCo Bancshares	53,664	1,256
Integra Bank Corp.	53,849	1,244
Anworth Mortgage Asset Corp. REIT	116,011	1,242
Midwest Banc Holdings, Inc.	56,342	1,232
Capital City Bank Group, Inc.	29,269	1,223
Net.Bank, Inc.	116,811	1,216
Columbia Banking System, Inc.	48,649	1,216
First Financial Corp. (IN)	34,544	1,210
First Busey Corp.	57,591	1,202
*Ace Cash Express, Inc.	40,479	1,201
Arbor Realty Trust, Inc. REIT	48,800	1,198
Yardville National Bancorp	34,680	1,188
*Eurobancshares, Inc.	56,381	1,184
ASTA Funding, Inc.	44,072	1,183
Unizan Financial Corp.	44,717	1,178
Cascade Bancorp	58,272	1,178
*Danielson Holdings Corp.	139,150	1,176
*TNS Inc.	53,800	1,176
United Community Financial Corp.	104,642	1,172
*Sun Bancorp, Inc. (NJ)	46,780	1,169
Washington Trust Bancorp, Inc.	39,752	1,165
Banner Corp.	37,304	1,164
First Place Financial Corp.	51,098	1,144
Urstadt Biddle Properties Class A REIT	66,994	1,142
Presidential Life Corp.	67,263	1,141
*CCC Information Services Group	51,307	1,140
SWS Group, Inc.	51,978	1,139
*Franklin Bank Corp.	62,129	1,134
Kramont Realty Trust REIT	48,365	1,132
Correctional Properties Trust REIT	38,984	1,126
Seacoast Banking Corp. of Florida	50,581	1,125
*American Physicians Capital, Inc.	31,215	1,124
BioMed Realty Trust, Inc. REIT	50,600	1,124
OceanFirst Financial Corp.	45,589	1,124

Vanguard Extended Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

MortgageIT Holdings Inc.	62,129	1,115
First Source Corp.	42,954	1,096
*United PanAm Financial Corp.	57,044	1,087
Equity Inns, Inc. REIT	92,286	1,083
S.Y. Bancorp, Inc.	44,461	1,072
Acadia Realty Trust REIT	64,467	1,051
Peoples Holding Co.	31,534	1,044
Capitol Bancorp Ltd.	29,403	1,036
U.S. Restaurant Properties, Inc. REIT	56,522	1,021
Nara Bancorp, Inc.	47,970	1,020
Kite Realty Group Trust REIT	66,700	1,019
Winston Hotels, Inc. REIT	85,797	1,013
GMH Communities Trust	71,248	1,005
*Virginia Commerce Bancorp, Inc.	34,989	991
*Texas Capital Bancshares, Inc.	45,628	986
NYMAGIC, Inc.	38,969	986
*PICO Holdings, Inc.	47,383	984
Capital Corp. of the West	20,897	982
Ashford Hospitality Trust REIT	89,937	978
Cross Timbers Royalty Trust	24,295	969
*Central Coast Bancorp	41,689	963
*PMA Capital Corp. Class A	92,916	962
Omega Financial Corp.	28,011	960
McGrath RentCorp	21,963	958
Gramercy Capital Corp. REIT	46,300	954
Old Second Bancorp, Inc.	29,648	945
*Criimi Mae, Inc. REIT	58,667	945
*MarketAxess Holdings, Inc.	55,100	937
Summit Bancshares, Inc.	24,635	924
Luminent Mortgage Capital, Inc. REIT	77,600	923
Sanders Morris Harris Group Inc.	51,294	914
*Citizens, Inc.	143,283	913
Value Line, Inc.	23,074	905
*Capital Crossing Bank	29,451	904
*Huron Consulting Group Inc.	40,615	902
*Tradestation Group Inc.	128,173	900
*E-LOAN, Inc.	264,626	894
Bank of Granite Corp.	42,680	892
Farmers Capital Bank Corp.	21,567	889
*Marlin Business Services Inc.	46,164	877
Columbia Bancorp	25,387	868
Greater Delaware Valley Savings Bank	21,632	855
*AmericanWest Bancorporation	42,163	854
*HomeStore, Inc.	280,904	851
Highland Hospitality Corp. REIT	75,300	846
Mainsource Financial Group, Inc.	35,289	843
Cohen&Steers, Inc.	51,400	835
Pennfed Financial Services, Inc.	51,660	831
BostonFed Bancorp, Inc.	18,340	830
Crawford&Co. Class B	110,293	827
Donegal Group Inc.	37,054	824
Associated Estates Realty Corp. REIT	80,372	821
Tompkins Trustco, Inc.	15,033	804
*Heritage Commerce Corp.	41,697	793
HMN Financial, Inc.	24,358	793
Medallion Financial Corp.	81,562	791
State Financial Services Corp. Class A	26,148	787
Horizon Financial Corp.	38,004	782
*Bancorp Inc.	48,618	778

Vanguard Extended Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

Sound Federal Bancorp Inc.	47,767	776
American Land Lease, Inc. REIT	34,414	776
Affirmative Insurance Holdings, Inc.	46,062	776
CoBiz Inc.	38,083	773
ABC Bancorp	36,588	768
Capital Trust Class A REIT	24,597	755
Mission West Properties Inc. REIT	70,476	750
Sizeler Property Investors, Inc. REIT	63,554	749
Cavalry Bancorp, Inc.	33,010	747
*Cardinal Financial Corp.	66,679	743
First of Long Island Corp.	14,713	742
Interchange Financial Services Corp.	28,364	735
*Ceres Group, Inc.	142,134	733
*QC Holdings Inc.	38,250	733
Redwood Empire Bancorp	24,613	729
*Collegiate Funding Services, Inc.	51,539	726
Merchants Bancshares, Inc.	24,977	724
The Washington Savings Bank	45,300	723
*Boykin Lodging Co. REIT	78,289	717
Heritage Financial Corp.	32,313	715
*Stifel Financial Corp.	34,048	713
Republic Bancorp, Inc. Class A	27,527	707
Century Bancorp, Inc. Class A	23,950	707
Clifton Savings Bancorp, Inc.	58,106	706
Onyx Acceptance Corp.	25,118	702
*Newtek Business Services, Inc.	158,909	696
Parkvale Financial Corp.	23,931	689
Community Banks, Inc.	24,423	688
*PRG-Schultz International, Inc.	135,155	680
Ohio Valley Banc Corp.	20,621	678
Newmil Bancorp, Inc.	21,389	677
BNP Residential Properties, Inc. REIT	42,000	676
BWC Financial Corp.	29,869	675
FNB Financial Services Corp.	29,526	673
Digital Realty Trust, Inc.	49,700	669
CityBank Lynnwood WA	18,509	669
LTC Properties, Inc. REIT	33,579	669
North Valley Bancorp	34,375	668
HomeBanc Corp. REIT	68,700	665
Bimini Mortgage Management, Inc.	41,388	665
First Bancorp (NC)	24,435	664
First Albany Cos. Inc.	68,126	661
*Rewards Network Inc.	94,318	660
Willow Grove Bancorp, Inc.	34,774	659
Penn-America Group, Inc.	43,480	657
West Coast Bancorp	25,692	653
*Republic First Bancorp, Inc.	42,515	650
Extra Space Storage Inc. REIT	48,600	648
Lakeland Financial Corp.	16,307	647
BRT Realty Trust REIT	26,563	647
New York Mortgage Trust, Inc. REIT	57,200	641
Capital Title Group, Inc.	111,398	632
CFS Bancorp, Inc.	44,201	631
First Oak Brook Bancshares, Inc.	19,406	629
Capstead Mortgage Corp. REIT	58,244	614
California National Bancorp	48,435	613
Government Properties Trust, Inc. REIT	62,200	613
Vesta Insurance Group, Inc.	166,128	611
MutualFirst Financial Inc.	25,077	611

Vanguard Extended Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*American Independence Corp.	41,652	609
Union Bankshares Corp.	15,824	608
*SCPIE Holdings Inc.	60,835	602
FLAG Financial Corp.	39,479	597
*TheStreet.com, Inc.	145,930	595
Financial Institutions, Inc.	25,554	594
Pennrock Financial Services Corp.	15,259	594
Urstadt Biddle Properties REIT	36,600	591
Chester Valley Bancorp	26,721	586
Commercial Bankshares, Inc.	15,165	584
Independence Holding Co.	31,629	584
Sunset Financial Resources, Inc.	56,000	583
*Meadowbrook Insurance Group, Inc.	115,631	577
PVF Capital Corp.	41,300	570
Greater Community Bancorp	34,660	569
TF Financial Corp.	17,734	567
*Banc Corp.	68,772	567
Home Federal Bancorp	22,426	566
Oak Hill Financial, Inc.	14,508	563
LSB Bancshares, Inc.	33,577	562
Community Capital Corp.	23,310	562
Capital Bank Corp.	30,514	560
Coastal Financial Corp.	29,111	558
NASB Financial Inc.	13,935	557
Royal Bancshares of Pennsylvania, Inc.	20,399	551
Arrow Financial Corp.	17,772	551
First Indiana Corp.	24,392	549
Guaranty Federal Bancshares, Inc.	22,690	546
*Matrix Bancorp, Inc.	43,596	545
Electro Rent Corp.	37,988	541
FirstBank Corp.	18,983	539
American Mortgage Acceptance Co. REIT	31,328	539
Cooperative Bankshares, Inc.	19,455	531
*Intersections Inc.	30,679	529
Falcon Financial Investment Trust REIT	75,491	528
*Hypercom Corp.	89,101	527
First Financial Service Corp.	20,245	524
Timberland Bancorp, Inc.	22,769	520
Unity Bancorp, Inc.	40,578	519
American Campus Communities, Inc. REIT	22,900	515
Camden National Corp.	13,003	512
One Liberty Properties, Inc. REIT	24,700	512
Mystic Financial, Inc.	12,277	511
German American Bancorp	31,738	511
Rainier Pacific Financial Group Inc.	28,504	510
Capital Lease Funding, Inc. REIT	40,700	509
*CyberSource Corp.	70,409	503
Hanover Capital Mortgage Holdings, Inc. REIT	46,400	501
Landmark Bancorp Inc.	17,381	500
Jefferson Bancshares, Inc.	37,800	497
*Ameriserv Financial Inc.	95,499	496
Foothill Independent Bancorp.	20,963	492
*MicroFinancial Inc.	131,155	492
Peoples Bancorp, Inc.	17,911	491
Southwest Bancorp, Inc.	19,987	489
Merrill Merchants Bancshares, Inc.	22,520	486
Citizens South Banking Corp.	33,813	482
Belmont Bancorp	78,257	480
BancTrust Financial Group, Inc.	19,289	475

Vanguard Extended Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

Agree Realty Corp. REIT	14,821	470
*Willis Lease Finance Corp.	59,845	467
PMC Commercial Trust REIT	30,704	466
First M&F Corp.	13,703	464
K-Fed Bancorp	30,956	463
Citizens First Financial Corp.	14,081	459
First Potomac REIT	19,989	456
ProCentury Corp.	36,065	447
Peoples Bancorp of North Carolina	23,179	447
Humphrey Hospitality Trust, Inc. REIT	114,208	444
Peoples BancTrust Co., Inc.	26,400	439
Monmouth Real Estate Investment Corp. REIT	50,697	437
Maxcor Financial Group Inc.	49,067	435
*Carreker Corp.	50,032	430
Provident Financial Holdings, Inc.	14,800	427
National Health Realty Inc. REIT	21,161	423
*BNCCORP, Inc.	25,005	415
Wainwright Bank&Trust Co.	33,376	412
United Mobile Homes, Inc. REIT	26,006	409
Merchants Group, Inc.	17,050	409
First Mutual Bancshares, Inc.	15,713	408
*Consumer Portfolio Services, Inc.	83,028	404
Exchange National Bancshares, Inc.	13,966	403
FFLC Bancorp, Inc.	11,476	403
Peoples Community Bancorp	17,032	403
Presidential Realty Corp. REIT	40,700	399
*Standard Management Corp.	121,328	397
*Corillian Corp.	80,530	396
Union Community Bancorp	20,398	385
MFB Corp.	12,901	384
Shore Bancshares, Inc.	10,471	380
First State Bancorporation	10,262	377
FNB Corp. (VA)	13,214	375
Central Bancorp, Inc.	13,103	374
Westfield Financial, Inc.	14,322	370
EMC Insurance Group, Inc.	16,784	363
Cedar Shopping Centers, Inc. REIT	25,200	360
PFS Bancorp, Inc.	20,337	359
Summit Financial Corp.	16,027	355
First United Corp.	16,574	345
Northern States Financial Corp.	11,057	343
*Bankrate, Inc.	24,455	339
Bay View Capital Corp.	21,764	333
First Federal Bancorp, Inc.	24,817	329
Peapack Gladstone Financial Corp.	10,419	329
Commercial National Financial Corp.	14,835	326
Camco Financial Corp.	20,803	320
First Midwest Financial, Inc.	13,011	302
1st Independence Financial Group Inc.	15,886	302
*Financial Industries Corp.	37,626	295
ESB Financial Corp.	19,993	289
FNB Corp. (NC)	14,630	284
Eastern Virginia Bankshares, Inc.	10,898	284
*Atlantic Coast Federal Corp.	20,407	281
State Bancorp, Inc.	10,129	279
Citizens 1st Bancorp, Inc.	10,893	263
Center Bancorp, Inc.	19,895	261
Berkshire Hills Bancorp, Inc.	6,884	256
Massbank Corp.	6,814	255

Vanguard Extended Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*Portal Software, Inc.	95,207	252
Community Bank of Northern Virginia	13,725	247
Pamrapo Bancorp, Inc.	9,980	247
Security Bank Corp.	6,038	242
Westwood Holdings Group, Inc.	11,926	235
Federal Agricultural Mortgage Corp. Class A	13,288	229
*Advance America Cash Advance Centers Inc.	9,500	217
*Prime Group Realty Trust REIT	33,284	214
Berkshire Bancorp Inc.	10,230	210
Bryn Mawr Bank Corp.	8,975	197
Cotton States Life Insurance Co.	9,747	197
American National Bankshares Inc.	8,019	194
*Transcontinental Realty Investors, Inc. REIT	12,803	182
*First Regional Bancorp	3,300	178
Hersha Hospitality Trust REIT	15,400	176
Origen Financial, Inc. REIT	22,191	166
Tower Group, Inc.	13,300	160
Delta Financial Corp.	15,412	159
Assured Guaranty Ltd.	7,900	155
*InsWeb Corp.	55,315	152
First Defiance Financial Corp.	5,212	148
AmeriVest Properties, Inc. REIT	23,113	148
*Intelidata Technologies Corp.	200,477	134
Cascade Financial Corp.	7,047	132
First South Bancorp, Inc.	4,719	121
Northeast Indiana Bancorp, Inc.	5,832	120
*Macquarie Infrastructure Company Trust	3,800	112
*KMG America Corporation	9,500	105
*ZipRealty, Inc.	5,500	98
*American Pacific Bank	7,832	89
Northrim Bancorp Inc.	3,642	86
First National Bankshares of Florida	3,396	81
Fidelity Southern Corp.	3,939	75
Woronoco Bancorp Inc.	1,700	62
PAB Bankshares, Inc.	4,397	58
Windrose Medical Properties Trust REIT	3,800	55
*Eagle Hospitality Properties Trust Inc.	3,700	38
Wilber Corp.	2,800	34
BCSB Bankcorp, Inc.	2,000	34
MetroCorp Bancshares, Inc.	1,100	24
*Spirit Finance Corporation	1,900	24
FMS Financial Corp.	1,120	24
*Pacific Mercantile Bancorp	1,300	23
*Pennsylvania Commerce Bancorp, Inc.	300	19
*Horizon Group Properties, Inc. REIT	3,415	19
*NorthStar Realty Finance Corp. REIT	1,400	16
EFC Bancorp, Inc	600	16
Gladstone Commercial Corp. REIT	800	14
*Landenburg Thalmann Financial Services, Inc.	18,943	11
*SI Financial Group, Inc.	800	10
*Analytical Surveys, Inc.	2,531	8
*Home Federal Bancorp, Inc.	540	7
TIB Financial Corp.	200	5
*Investors Capital Holdings, Ltd.	1,000	4
*Diamond Hill Investment Group	200	3
Aames Investment Corporation	300	3
*Olympic Cascade Financial Corp.	2,900	3

Vanguard Extended Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*SVB Financial Services	105	2
*Pinnacle Holdings Inc. Warrants Exp. 11/13/2007	350	--

		2,125,528

Health Care (11.2%)
*Genentech, Inc.	2,612,652	142,233
*Patterson Cos.	341,944	14,837
*Varian Medical Systems, Inc.	340,920	14,741
*Sepracor Inc.	218,327	12,962
*Kinetic Concepts, Inc.	166,249	12,685
*PacifiCare Health Systems, Inc.	214,394	12,118
*Coventry Health Care Inc.	223,187	11,847
*Barr Pharmaceuticals Inc.	260,075	11,844
DENTSPLY International Inc.	200,616	11,275
*Celgene Corp.	408,894	10,848
*Lincare Holdings, Inc.	249,118	10,625
Beckman Coulter, Inc.	152,807	10,237
*IVAX Corp.	623,496	9,864
*DaVita, Inc.	247,526	9,785
*ImClone Systems, Inc.	205,473	9,468
*OSI Pharmaceuticals, Inc.	123,645	9,255
*Millennium Pharmaceuticals, Inc.	760,471	9,217
Omnicare, Inc.	259,511	8,984
*Invitrogen Corp.	131,304	8,814
*Health Net Inc.	279,067	8,057
*Cytyc Corp.	276,854	7,633
*Henry Schein, Inc.	108,659	7,567
*Charles River Laboratories, Inc.	160,887	7,402
*Cephalon, Inc.	141,282	7,188
*Triad Hospitals, Inc.	191,363	7,121
*Endo Pharmaceuticals Holdings, Inc.	328,566	6,906
*American Pharmaceuticals Partners, Inc.	175,292	6,558
Universal Health Services Class B	145,059	6,455
*WebMD Corp.	777,848	6,347
*Edwards Lifesciences Corp.	148,861	6,142
*Community Health Systems, Inc.	217,037	6,051
*Covance, Inc.	156,113	6,049
*Dade Behring Holdings Inc.	107,919	6,043
*Renal Care Group, Inc.	167,191	6,017
*Eon Labs, Inc.	221,128	5,970
*Pharmaceutical Product Development, Inc.	140,770	5,812
Cooper Cos., Inc.	81,446	5,749
*INAMED Corp.	88,685	5,609
*Gen-Probe Inc.	123,831	5,598
Valeant Pharmaceuticals International	209,367	5,517
*Affymetrix, Inc.	150,606	5,505
*Amylin Pharmaceuticals, Inc.	234,147	5,470
*Stericycle, Inc.	112,743	5,181
*MGI Pharma, Inc.	176,475	4,943
Medicis Pharmaceutical Corp.	139,696	4,905
*Protein Design Labs, Inc.	235,094	4,857
*Respironics, Inc.	88,052	4,787
*Cerner Corp.	88,552	4,708
*AMERIGROUP Corp.	62,117	4,700
*IDEXX Laboratories Corp.	85,551	4,670
*Eyetech Pharmaceuticals Inc.	100,802	4,586
*Neurocrine Biosciences, Inc.	90,985	4,486
*ICOS Corp.	158,516	4,483

Vanguard Extended Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

Select Medical Corp.	252,970	4,452
*ResMed Inc.	84,588	4,322
*First Health Group Corp.	228,910	4,283
*Nektar Therapeutics	208,536	4,221
*Apria Healthcare Group Inc.	124,914	4,116
*STERIS Corp.	172,410	4,090
*VCA Antech, Inc.	204,498	4,008
Diagnostic Products Corp.	72,736	4,004
*Techne Corp.	102,699	3,995
*Andrx Group	181,762	3,968
*Human Genome Sciences, Inc.	325,219	3,909
*Pediatrix Medical Group, Inc.	59,977	3,842
*Martek Biosciences Corp.	73,024	3,739
*Bio-Rad Laboratories, Inc. Class A	64,161	3,681
*Advanced Medical Optics, Inc.	89,103	3,666
*Sierra Health Services, Inc.	66,065	3,641
Mentor Corp.	105,815	3,570
*PAR Pharmaceutical Cos. Inc.	84,878	3,512
*American Medical Systems Holdings, Inc.	83,701	3,500
Invacare Corp.	75,101	3,474
*Kos Pharmaceuticals, Inc.	92,202	3,470
*Sybron Dental Specialties, Inc.	97,238	3,440
*The Medicines Co.	119,450	3,440
*Accredo Health, Inc.	121,854	3,378
*NeighborCare Inc.	109,811	3,373
*LifePoint Hospitals, Inc.	96,745	3,369
*Intuitive Surgical, Inc.	84,124	3,367
Arrow International, Inc.	108,562	3,364
*Pharmion Corp.	76,705	3,238
*VISX Inc.	123,725	3,201
*Molina Healthcare Inc.	68,993	3,200
*Alkermes, Inc.	223,991	3,156
*Zymogenetics, Inc.	134,247	3,088
*Ocular Sciences, Inc.	62,977	3,087
Perrigo Co.	177,214	3,060
*Magellan Health Services, Inc.	88,343	3,018
*Wellcare Group Inc.	92,600	3,010
*United Surgical Partners International, Inc.	70,835	2,954
*Centene Corp.	102,066	2,894
*Onyx Pharmaceuticals, Inc.	87,130	2,822
*Province Healthcare Co.	124,360	2,779
Owens&Minor, Inc. Holding Co.	98,197	2,766
*Kindred Healthcare, Inc.	92,106	2,759
*K-V Pharmaceutical Co. Class A	122,840	2,709
*American Healthways Inc.	81,664	2,698
*Integra LifeSciences Holdings	71,957	2,657
*Ventana Medical Systems, Inc.	41,073	2,628
*Immucor Inc.	111,778	2,628
*IDX Systems Corp.	75,862	2,614
*Kyphon Inc.	101,108	2,605
PolyMedica Corp.	68,123	2,540
*Applera Corp.-Celera Genomics Group	182,138	2,504
*Vicuron Pharmaceuticals Inc.	142,443	2,480
*Beverly Enterprises, Inc.	269,979	2,470
*Biosite Inc.	39,693	2,443
*Genencor International Inc.	148,911	2,442
*Sunrise Senior Living, Inc.	52,536	2,436
*United Therapeutics Corp.	53,658	2,423
*Eclipsys Corp.	116,720	2,385

Vanguard Extended Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*Wright Medical Group, Inc.	82,508	2,351
*Theravance, Inc.	130,643	2,339
*Impax Laboratories, Inc.	146,009	2,319
*Abgenix, Inc.	221,973	2,295
*Haemonetics Corp.	62,788	2,274
*Sola International Inc.	82,114	2,261
*AmSurg Corp.	75,819	2,240
Alpharma, Inc. Class A	131,199	2,224
*Transkaryotic Therapies, Inc.	86,897	2,206
*AtheroGenics, Inc.	92,191	2,172
*Connetics Corp.	88,363	2,146
*Ligand Pharmaceuticals Inc. Class B	183,905	2,141
*Medarex, Inc.	198,017	2,135
*Nabi Biopharmaceuticals	145,631	2,133
*CONMED Corp.	74,561	2,119
*Vertex Pharmaceuticals, Inc.	199,735	2,111
*Genesis Healthcare Corp.	59,743	2,093
*Telik, Inc.	109,186	2,090
*ArthroCare Corp.	64,343	2,063
*Incyte Corp.	206,216	2,060
*eResearch Technology, Inc.	129,734	2,056
*Idenix Pharmaceuticals Inc.	119,222	2,045
*First Horizon Pharmaceutical Corp.	89,209	2,042
*Priority Healthcare Corp. Class B	93,210	2,029
West Pharmaceutical Services, Inc.	80,972	2,027
*PSS World Medical, Inc.	161,695	2,024
*Advanced Neuromodulation Systems, Inc.	49,850	1,967
*Laserscope	52,008	1,868
*CTI Molecular Imaging, Inc.	128,734	1,827
*SFBC International, Inc.	44,965	1,776
*NPS Pharmaceuticals Inc.	96,709	1,768
*Exelixis, Inc.	182,924	1,738
*Chattem, Inc.	51,968	1,720
*CV Therapeutics, Inc.	74,451	1,712
*Symmetry Medical Inc.	79,600	1,676
*Tanox, Inc.	109,550	1,665
*Serologicals Corp.	75,242	1,664
*Inspire Pharmaceuticals, Inc.	97,785	1,640
*Dendreon Corp.	150,069	1,618
*SonoSite, Inc.	47,542	1,614
*Align Technology, Inc.	149,534	1,607
*Aspect Medical Systems, Inc.	65,380	1,599
*Salix Pharmaceuticals, Ltd.	90,357	1,589
Datascope Corp.	39,542	1,569
*LabOne, Inc.	48,539	1,555
Vital Signs, Inc.	39,866	1,552
Analogic Corp.	34,548	1,547
*Psychiatric Solutions, Inc.	42,218	1,543
*Lexicon Genetics Inc.	198,839	1,542
*Alexion Pharmaceuticals, Inc.	61,017	1,538
*Per-Se Technologies, Inc.	96,015	1,520
*Enzo Biochem, Inc.	77,932	1,517
*Myriad Genetics, Inc.	67,350	1,516
*PAREXEL International Corp.	74,366	1,510
*SurModics, Inc.	46,301	1,505
*IntraLase Corp.	64,100	1,505
*Enzon Pharmaceuticals, Inc.	109,094	1,497
*Hologic, Inc.	53,996	1,483
*Thoratec Corp.	141,370	1,473

Vanguard Extended Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*Viasys Healthcare Inc.	77,511	1,473
*RehabCare Group, Inc.	52,242	1,462
*Wilson Greatbatch Technologies, Inc.	64,554	1,447
*Encysive Pharmaceuticals, Inc.	145,606	1,446
LCA-Vision Inc.	60,354	1,412
*DJ Orthopedics Inc.	65,811	1,410
*NitroMed, Inc.	52,893	1,410
*VaxGen, Inc.	81,259	1,379
*Foxhollow Technologies Inc.	55,995	1,377
*Kensey Nash Corp.	39,836	1,376
*Matria Healthcare, Inc.	35,013	1,368
*PRA International	54,600	1,353
*Able Laboratories, Inc.	59,351	1,350
*MannKind Corp.	83,979	1,323
*HealthTronics Surgical Services, Inc.	123,113	1,309
*Quality Systems, Inc.	21,875	1,308
*Digene Corp.	49,665	1,299
*Cantel Medical Corp.	34,183	1,279
*ImmunoGen, Inc.	144,476	1,277
Healthcare Services Group, Inc.	61,094	1,273
*Northfield Laboratories, Inc.	55,985	1,262
*Noven Pharmaceuticals, Inc.	73,698	1,257
*Odyssey Healthcare, Inc.	91,135	1,247
*Res-Care, Inc.	81,619	1,242
*Regeneron Pharmaceuticals, Inc.	134,515	1,239
*Cyberonics, Inc.	59,284	1,228
Landauer, Inc.	26,541	1,213
*ICU Medical, Inc.	43,333	1,185
*Cepheid, Inc.	118,701	1,180
*BioMarin Pharmaceutical Inc.	183,928	1,175
*Bone Care International, Inc.	41,838	1,165
*Allscripts Healthcare Solutions, Inc.	105,484	1,125
*Cubist Pharmaceuticals, Inc.	95,092	1,125
*NeoPharm, Inc.	89,896	1,125
*Adolor Corp.	113,131	1,122
*Cell Genesys, Inc.	136,744	1,108
*America Service Group Inc.	40,143	1,075
*TriPath Imaging, Inc.	118,069	1,059
*Albany Molecular Research, Inc.	94,714	1,055
*Bradley Pharmaceuticals, Inc.	54,119	1,050
*Merit Medical Systems, Inc.	68,555	1,048
*Symbion, Inc.	46,757	1,032
*InterMune Inc.	77,133	1,023
*Alliance Imaging, Inc.	88,671	997
*Diversa Corp.	112,618	984
*Gentiva Health Services, Inc.	58,842	984
*Molecular Devices Corp.	48,545	976
*OraSure Technologies, Inc.	145,107	975
*Rigel Pharmaceuticals, Inc.	39,768	971
*Angiodynamics Inc.	43,366	961
*LifeCell Corp.	91,850	939
*Inverness Medical Innovations, Inc.	36,632	919
*Antigenics, Inc.	90,671	918
*CorVel Corp.	34,180	915
*Abaxis, Inc.	62,965	912
*ARIAD Pharmaceuticals, Inc.	122,017	907
*ThermoGenesis Corp.	142,257	902
*Candela Corp.	79,392	902
*Amedisys Inc.	27,617	894

Vanguard Extended Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*Regeneration Technologies, Inc.	84,858	889
*Trimeris, Inc.	62,201	881
*Zoll Medical Corp.	25,000	860
*Geron Corp.	107,731	859
*Closure Medical Corp.	43,837	855
*Nanogen, Inc.	114,647	844
*Cell Therapeutics, Inc.	103,427	842
*CardioDynamics International Corp.	162,587	841
*VitalWorks Inc.	188,758	840
*Caliper Life Sciences, Inc.	110,130	829
*Cypress Bioscience, Inc.	58,693	825
*EPIX Pharmaceuticals, Inc.	45,655	818
*Indevus Pharmaceuticals, Inc.	136,687	815
*CYTOGEN Corp.	70,578	813
*Maxygen Inc.	63,235	809
*Medical Action Industries Inc.	41,045	809
*ABIOMED, Inc.	52,315	808
*Q-Med, Inc.	72,459	796
*US Physical Therapy, Inc.	51,431	793
*MedCath Corp.	31,479	776
*Orchid Biosciences, Inc.	67,346	774
Young Innovations, Inc.	22,804	769
*Illumina, Inc.	81,079	769
*VistaCare, Inc.	45,951	764
*Emeritus Corp.	58,930	760
Hooper Holmes, Inc.	127,143	753
*IMPAC Medical Systems, Inc.	35,869	739
*Dyax Corp.	100,442	725
*Omnicell, Inc.	65,452	720
*Seattle Genetics, Inc.	110,169	719
*Penwest Pharmaceuticals Co.	60,072	718
*Nuvelo, Inc.	72,544	715
*Array BioPharma Inc.	73,724	702
*Conor Medsystems, Inc.	50,432	698
*Bruker BioSciences Corp.	172,408	695
*Somanetics Corp.	44,985	693
*American Dental Partners, Inc.	36,494	692
*Genaera Corp.	202,255	692
*SuperGen, Inc.	97,974	691
*Discovery Laboratories, Inc.	86,650	687
*OCA Inc.	108,138	687
*Luminex Corp.	76,975	684
*CuraGen Corp.	94,443	676
*Orthologic Corp.	107,845	674
*Kendle International Inc.	76,515	673
*Orthovita, Inc.	159,613	669
*Natus Medical Inc.	83,143	665
*I-Flow Corp.	36,467	665
*Corgentech Inc.	80,281	665
*STAAR Surgical Co.	106,220	663
BioLase Technology, Inc.	60,839	661
*Palomar Medical Technologies, Inc.	25,336	661
*Collagenex Pharmaceuticals, Inc.	89,863	660
*Guilford Pharmaceuticals, Inc.	132,520	656
*Endologix, Inc.	95,484	652
*Nastech Pharmaceutical Co., Inc.	53,851	651
National Healthcare Corp.	18,384	649
*Isis Pharmaceuticals, Inc.	108,880	642
*Advanced Magnetics, Inc.	39,607	623

Vanguard Extended Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*Vivus, Inc.	139,816	622
Meridian Bioscience Inc.	35,658	620
E-Z-EM, Inc.	42,229	617
*Genitope Corp.	36,095	615
*DOV Pharmaceutical, Inc.	34,068	615
*Neurobiological Technologies, Inc.	138,603	613
*Carrington Labs Inc.	99,743	611
*XOMA Ltd.	232,276	601
*Rita Medical Systems, Inc.	155,419	601
*National Medical Health Card Systems, Inc.	25,910	599
*Third Wave Technologies	69,584	598
*Repligen Corp.	207,718	596
*ViroPharma Inc.	182,587	593
*Neose Technologies, Inc.	87,776	590
*Embrex, Inc.	44,107	584
Option Care, Inc.	33,785	581
*Progenics Pharmaceuticals, Inc.	33,840	581
*Specialty Laboratories, Inc.	52,508	580
*Emisphere Technologies, Inc.	143,106	580
*Urologix, Inc.	89,166	577
*Radiologix Inc.	130,018	572
*Radiation Therapy Services, Inc.	33,400	568
*Cholestech Corp.	69,732	568
*Mediware Information Systems, Inc.	44,662	567
*Matrixx Initiatives, Inc.	48,723	565
*Chronimed Inc.	86,427	564
*Allied Healthcare International Inc.	101,909	561
*Barrier Therapeutics Inc.	33,225	552
*Pharmacopeia Drug Discovery	92,003	551
*InKine Pharmaceutical Co., Inc.	100,584	546
*Santarus Inc.	60,182	545
*BioSphere Medical Inc.	139,540	543
*Allos Therapeutics Inc.	225,384	541
*BioCryst Pharmaceuticals, Inc.	93,351	540
*Oscient Pharmaceuticals	147,686	539
*Orphan Medical, Inc.	60,048	539
*Renovis, Inc.	37,426	538
*Pharmacyclics, Inc.	51,158	536
*Oxigene, Inc.	96,316	530
*Insmed Inc.	238,809	525
*Zila, Inc.	122,598	525
Computer Programs and Systems, Inc.	22,491	521
*Fonar Corp.	331,626	521
*Pain Therapeutics, Inc.	71,640	517
*Enpath Medical, Inc.	47,816	516
*Synovis Life Technologies, Inc.	47,460	513
*Digital Angel Corp.	66,250	512
*Harvard Bioscience, Inc.	110,460	511
*Biosource International Inc.	73,933	510
*SONUS Pharmaceuticals, Inc.	143,448	505
Psychemedics Corp.	38,680	501
*Encore Medical Corp.	73,163	497
*Possis Medical Inc.	36,641	494
*Axonyx Inc.	79,440	493
*VNUS Medical Technologies, Inc.	35,700	483
*Accelrys Inc.	61,465	479
*Hi-Tech Pharmacal Co., Inc.	25,920	478
*Animas Corp.	30,536	477
*Acusphere, Inc.	77,567	475

Vanguard Extended Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*GTx, Inc.	35,244	475
*The Immune Response Corp.	294,066	473
*Anadys Pharmaceuticals Inc.	63,761	472
*Cytokinetics, Inc.	45,811	470
*Superior Consultant Holdings Corp.	55,464	468
*Momenta Pharmaceuticals, Inc.	66,223	468
*Columbia Laboratories Inc.	175,964	466
*Vion Pharmaceuticals, Inc.	98,414	462
*Natural Alternatives International, Inc.	49,537	457
*Medtox Scientific, Inc.	50,418	454
*Immtech International, Inc.	37,763	453
*Epimmune Inc.	272,403	452
*ChromaVision Medical Systems, Inc.	209,272	452
*Osteotech, Inc.	81,728	450
*Neurogen Corp.	47,809	447
*EntreMed, Inc.	137,473	445
*Theragenics Corp.	108,598	441
*Avanir Pharmaceuticals Class A	129,080	440
*Neogen Corp.	19,323	438
D&K Healthcare Resources, Inc.	54,047	437
*Virologic, Inc.	156,265	436
*Lipid Sciences, Inc.	119,084	436
*Exactech, Inc.	23,618	432
*Sangamo BioSciences, Inc.	71,283	428
*Cortex Pharmaceuticals, Inc.	157,183	426
*SIGA Technologies, Inc.	256,537	426
*Lynx Therapeutics, Inc.	110,935	424
*aaiPharma Inc.	128,241	417
*Netsmart Technologies, Inc.	45,734	411
*DepoMed, Inc.	75,763	409
*Covalent Group, Inc.	159,391	406
*North American Scientific, Inc.	74,649	402
*GTC Biotherapeutics, Inc.	262,776	399
*Hanger Orthopedic Group, Inc.	48,692	394
*Stereotaxis Inc.	39,800	391
*Heska Corp.	332,835	389
*Natrol, Inc.	114,700	384
*Arena Pharmaceuticals, Inc.	57,261	383
*Escalon Medical Corp.	44,374	383
*Pozen Inc.	52,192	379
*Savient Pharmaceuticals Inc.	139,193	377
*Immunomedics Inc.	124,079	377
*AVANT Immunotherapeutics, Inc.	186,834	376
*Ciphergen Biosystems, Inc.	86,994	374
*Phase Forward Inc.	44,779	366
*SciClone Pharmaceuticals, Inc.	98,666	365
*Novavax, Inc.	111,283	362
*Kosan Biosciences, Inc.	51,757	359
*Corixa Corp.	98,258	358
*Spectranetics Corp.	62,895	354
*CryoLife Inc.	49,931	353
*Tercica, Inc.	35,092	351
*Vasomedical, Inc.	375,164	349
*Genta Inc.	197,695	348
*Bentley Pharmaceuticals, Inc.	31,726	341
*Five Star Quality Care, Inc.	39,737	337
*Cardiac Science, Inc.	156,709	335
*Conceptus, Inc.	41,257	335
*Acadia Pharmaceuticals Inc.	49,254	333

Vanguard Extended Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*Quidel Corp.	65,065	331
*Compex Technologies Inc.	70,770	330
*CancerVax Corp.	30,242	328
*Bioanalytical Systems, Inc.	64,981	325
*Endocardial Solutions, Inc.	27,644	323
*Cellegy Pharmaceuticals, Inc.	112,646	323
*Alteon, Inc.	245,672	322
*Curis, Inc.	59,677	312
*Nuvasive, Inc.	30,300	311
*Micro Therapeutics, Inc.	82,376	309
*Durect Corp.	93,433	306
*Titan Pharmaceuticals, Inc.	94,544	304
*New River Pharmaceuticals Inc.	20,086	300
*NeoRx Corp.	142,193	297
*AP Pharma Inc.	177,829	293
*Introgen Therapeutics, Inc.	33,803	286
*Peregrine Pharmaceuticals, Inc.	242,794	284
*Maxim Pharmaceuticals, Inc.	93,817	283
*Novoste Corp.	161,245	276
*Microvision, Inc.	39,027	273
*MIM Corp.	42,989	273
*Curon Medical Inc.	154,972	271
*Interpharm Holdings, Inc.	110,255	270
*Sonic Innovations, Inc.	64,304	268
*Hollis-Eden Pharmaceuticals, Inc.	28,362	267
*Ista Pharmaceuticals Inc.	26,378	267
*Large Scale Biology Corp.	205,949	259
*Sirna Therapeutics, Inc.	81,105	256
*Aksys, Ltd.	45,355	252
*DUSA Pharmaceuticals, Inc.	17,500	250
*Immunicon Corp.	35,638	249
*Genelabs Technologies, Inc.	206,686	248
*AVI BioPharma, Inc.	102,289	240
*Sequenom, Inc.	166,291	239
*American Retirement Corp.	20,300	239
*Gene Logic Inc.	64,479	237
*Microtek Medical Holdings, Inc.	57,853	235
*Myogen, Inc.	28,800	232
*V.I. Technologies, Inc.	342,176	222
*StemCells, Inc.	52,275	221
*Avigen, Inc.	67,509	220
*Iridex Corp.	50,033	212
*BriteSmile, Inc.	28,128	211
*Quinton Cardiology Systems, Inc.	19,700	208
*Vical, Inc.	44,186	208
*Pharmos Corp.	145,373	206
*Hemispherx Biopharma, Inc.	108,392	206
*Corcept Therapeutics Inc.	31,568	197
*Zonagen, Inc.	43,800	190
*The Med-Design Corp.	145,326	189
*IntraBiotics Pharmaceuticals, Inc.	45,422	185
*ArQule, Inc.	31,802	184
*PRAECIS Pharmaceuticals Inc.	96,485	183
*Cerus Corp.	61,328	182
*Targeted Genetics Corp.	116,919	181
*National Research Corp.	10,840	175
*BioTime, Inc.	107,987	163
*Alfacell Corp.	37,370	162
Mesa Laboratories, Inc.	12,503	159

Vanguard Extended Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*SRI/Surgical Express, Inc.	31,820	158
*Palatin Technologies, Inc.	58,074	154
*Exact Sciences Corp.	40,236	154
*Aphton Corp.	49,221	153
*Auxilium Pharmaceuticals, Inc.	17,100	150
*Proxymed Pharmacy, Inc.	14,445	142
*Curative Health Services, Inc.	20,499	140
*Applied Imaging Corp.	207,986	137
*CardioTech International, Inc.	44,154	130
*IVAX Diagnostics, Inc.	29,389	128
*Digirad Corp.	13,818	122
*GlycoGenesys, Inc.	55,176	121
*Discovery Partners International	23,494	112
*La Jolla Pharmaceutical Co.	61,061	102
*Physiometrix, Inc.	88,415	99
*Continucare Corp.	38,300	97
*Biopure Corp.	162,188	96
*Capital Senior Living Corp.	16,584	94
*Advancis Pharmaceuticals	23,970	91
*Questcor Pharmaceuticals, Inc.	171,500	91
*IGI, Inc.	72,000	90
*Cutera, Inc.	7,148	89
*Precision Optics Corp., Inc.	68,804	85
*GenVec, Inc.	51,433	84
*Critical Therapeutics, Inc.	10,400	83
*ATS Medical, Inc.	17,300	81
*Dynavax Technologies Corp.	9,971	80
*HMS Holdings Corp.	8,256	74
*Cotherix, Inc.	6,200	74
*Anika Resh Inc.	7,899	72
*Retractable Technologies, Inc.	14,985	69
*BioSpecifics Technology	40,800	61
*Almost Family Inc.	3,842	55
*Dynacq Healthcare, Inc	10,646	51
*Inhibitex Inc.	6,000	49
*Memory Pharmaceuticals Corp.	8,800	47
*Alnylam Pharmaceuticals Inc.	5,600	41
*Integrated Biopharma, Inc.	5,951	41
*Aradigm Corp.	23,311	40
*Vision Sciences, Inc.	11,600	37
*Stratagene Holding Corp.	4,698	36
*Virologic, Inc. Rights	117,215	28
*Sunlink Health Systems, Inc.	3,600	20
*Adeza Biomedical Corp.	1,055	18
*SCOLR Pharma Inc.	2,600	13
*DiaSys Corp.	15,600	8
*Valley Forge Scientific Corp.	1,100	2
*Vista Medical Technologies, Inc.	1,300	1
*Manhattan Pharmaceuticals, Inc.	681	1

		1,028,544

Integrated Oils (0.3%)
Murphy Oil Corp.	229,291	18,446
Hugoton Royalty Trust	99,927	2,618
*KCS Energy, Inc.	148,684	2,198
*Delta Petroleum Corp.	104,851	1,644
*Giant Industries, Inc.	42,860	1,136
*Mission Resources Corp.	162,409	948

Vanguard Extended Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*GMX Resources Inc.	70,839	494
*Tipperary Corp.	36,969	184

		27,668

Other Energy (4.8%)
GlobalSantaFe Corp.	584,982	19,369
*Weatherford International Ltd.	332,708	17,068
*Smith International, Inc.	261,199	14,212
Peabody Energy Corp.	160,093	12,953
Diamond Offshore Drilling, Inc.	322,400	12,912
Pioneer Natural Resources Co.	361,908	12,703
ENSCO International, Inc.	376,417	11,947
Chesapeake Energy Corp.	666,891	11,004
*Reliant Energy, Inc.	743,606	10,150
Premcor, Inc.	222,349	9,376
Equitable Resources, Inc.	154,210	9,354
CONSOL Energy, Inc.	223,956	9,193
*Newfield Exploration Co.	153,033	9,037
*Ultra Petroleum Corp.	186,802	8,991
*NRG Engergy	249,229	8,985
Noble Energy, Inc.	144,739	8,925
Patterson-UTI Energy, Inc.	414,608	8,064
Pogo Producing Co.	158,842	7,702
*National-Oilwell, Inc.	214,032	7,553
*Cooper Cameron Corp.	136,696	7,356
*Varco International, Inc.	243,250	7,091
*Pride International, Inc.	338,852	6,960
Massey Energy Co.	189,116	6,610
Patina Oil&Gas Corp.	175,826	6,593
*Grant Prideco, Inc.	306,066	6,137
Arch Coal, Inc.	153,258	5,447
*FMC Technologies Inc.	168,268	5,418
*Tesoro Petroleum Corp.	165,182	5,263
*Plains Exploration&Production Co.	192,153	4,996
*Forest Oil Corp.	147,208	4,669
*Quicksilver Resources, Inc.	124,298	4,572
*Unit Corp.	114,240	4,365
Helmerich&Payne, Inc.	125,769	4,281
*Houston Exploration Co.	70,260	3,956
*Cimarex Energy Co.	103,430	3,920
*Cal Dive International, Inc.	95,578	3,895
*Key Energy Services, Inc.	325,865	3,845
*Denbury Resources, Inc.	135,955	3,732
Vintage Petroleum, Inc.	162,839	3,695
Cabot Oil&Gas Corp.	82,567	3,654
Range Resources Corp.	168,935	3,456
*Bill Barrett Corp.	103,382	3,307
*Hanover Compressor Co.	214,282	3,028
St. Mary Land&Exploration Co.	72,021	3,006
*Stone Energy Corp.	66,559	3,001
*Spinnaker Exploration Co.	84,726	2,971
*Superior Energy Services, Inc.	187,395	2,888
*Encore Acquisition Co.	81,342	2,840
*Magnum Hunter Resources Inc.	216,818	2,797
*Todco	150,700	2,776
CARBO Ceramics Inc.	39,841	2,749
*Universal Compression Holdings, Inc.	78,452	2,739
Berry Petroleum Class A	54,852	2,616

Vanguard Extended Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*Foundation Coal Holdings, Inc.	110,600	2,550
*Seacor Holdings INC	45,905	2,451
*Grey Wolf, Inc.	452,547	2,385
*Oil States International, Inc.	123,102	2,375
*Oceaneering International, Inc.	63,030	2,352
*Global Industries Ltd.	276,722	2,294
Holly Corp.	79,466	2,215
*Remington Oil&Gas Corp.	80,813	2,202
*Swift Energy Co.	75,971	2,199
Penn Virginia Corp.	54,082	2,194
*KFX, Inc.	149,698	2,174
Frontier Oil Corp.	78,368	2,089
*Energy Partners, Ltd.	100,690	2,041
*Atwood Oceanics, Inc.	38,383	2,000
*Whiting Petroleum Corp.	65,863	1,992
*Comstock Resources, Inc.	89,426	1,972
*Hydrill Co.	42,414	1,930
*Petroleum Development Corp.	49,957	1,927
*Harvest Natural Resources, Inc.	109,425	1,890
*Veritas DGC Inc.	83,770	1,877
RPC Inc.	73,208	1,839
Resource America, Inc.	55,072	1,790
*Enbridge Energy Management LLC	34,253	1,687
*Input/Output, Inc.	190,406	1,683
*Atlas America, Inc.	44,062	1,575
*ATP Oil&Gas Corp.	84,754	1,575
Crosstex Energy, Inc.	37,063	1,553
*The Meridian Resource Corp.	254,031	1,537
*McMoRan Exploration Co.	79,378	1,484
*W-H Energy Services, Inc.	60,726	1,358
*FX Energy, Inc.	114,441	1,337
*Syntroleum Corp.	166,388	1,336
*Brigham Exploration Co.	144,103	1,297
*TETRA Technologies, Inc.	45,408	1,285
*Plug Power, Inc.	204,866	1,252
*Parker Drilling Co.	315,816	1,241
*Goodrich Petroleum Corp.	71,700	1,162
*FuelCell Energy, Inc.	116,448	1,153
*Newpark Resources, Inc.	223,166	1,149
*Dril-Quip, Inc.	44,372	1,076
Lufkin Industries	25,406	1,014
*TransMontaigne Inc.	163,655	1,003
*Westmoreland Coal Co.	32,897	1,002
*Callon Petroleum Co.	68,419	989
*Toreador Resources Corp.	42,023	932
*Carrizo Oil&Co Inc.	80,364	908
*Clayton Williams Energy, Inc.	39,332	901
*PetroQuest Energy, Inc.	181,373	898
*The Exploration Co. of Delaware, Inc.	132,197	834
*Edge Petroleum Corp.	57,206	834
*Double Eagle Petroleum Co.	40,282	778
*Copano Energy LLC	27,108	773
*Global Power Equipment Group Inc.	76,915	757
*Parallel Petroleum Corp.	131,932	712
*Infinity, Inc.	81,418	666
*Hornbeck Offshore Services, Inc.	33,400	645
*Petrohawk Energy Corp.	70,284	602
*NATCO Group Inc.	65,919	580
*Evergreen Solar, Inc.	126,135	551

Vanguard Extended Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

Marketwest Energy Partners, LP	10,476	509
*Royale Energy, Inc.	63,989	460
Gulf Island Fabrication, Inc.	20,461	447
*Mitcham Industries, Inc.	65,091	436
*Wilshire Enterprises, Inc.	61,600	400
*Millennium Cell Inc.	310,833	398
APCO Argentina Inc.	10,167	376
*Harken Energy Corp.	697,941	363
*Capstone Turbine Corp.	174,862	320
*Dawson Geophysical Co.	12,304	269
*Torch Offshore, Inc.	168,598	244
*Horizon Offshore, Inc.	139,530	229
MarkWest Hydrocarbon, Inc.	12,570	217
*Matrix Service Co.	23,950	193
*OMNI Energy Services Corp.	37,666	73
*Trico Marine Services, Inc.	199,114	35

		445,953

Materials&Processing (6.6%)
Lyondell Chemical Co.	604,828	17,492
Bunge Ltd.	274,716	15,661
*The Mosaic Co.	938,803	15,321
The St. Joe Co.	189,908	12,192
Smurfit-Stone Container Corp.	632,276	11,811
Precision Castparts Corp.	161,867	10,631
*International Steel Group, Inc.	244,300	9,909
*Energizer Holdings, Inc.	194,361	9,658
Southern Peru Copper Corp.	199,394	9,413
Lafarge North America Inc.	174,782	8,970
*Owens-Illinois, Inc.	371,903	8,424
Sonoco Products Co.	244,195	7,240
Forest City Enterprise Class A	124,179	7,147
*Nalco Holding Co.	353,500	6,900
*Jacobs Engineering Group Inc.	140,275	6,704
Martin Marietta Materials, Inc.	120,214	6,451
Florida Rock Industries, Inc.	107,446	6,396
Valspar Corp.	127,893	6,396
Packaging Corp. of America	266,210	6,269
Bowater Inc.	138,576	6,093
Lubrizol Corp.	162,978	6,007
Cabot Corp.	153,907	5,953
*Scotts Co.	80,732	5,935
The Timken Co.	224,456	5,840
Harsco Corp.	102,535	5,715
RPM International, Inc.	289,449	5,691
*Crown Holdings, Inc.	411,994	5,661
*Glamis Gold, Ltd.	325,385	5,584
Westlake Chemical Corp.	157,919	5,274
Cytec Industries, Inc.	97,734	5,025
Hughes Supply, Inc.	154,260	4,990
Airgas, Inc.	186,188	4,936
Corn Products International, Inc.	92,036	4,929
Valhi, Inc.	299,774	4,823
AptarGroup Inc.	91,008	4,803
*Meridian Gold Co.	247,611	4,697
Steel Dynamics, Inc.	123,865	4,692
*FMC Corp.	91,132	4,402
*USG Corp.	107,601	4,333

Vanguard Extended Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

Worthington Industries, Inc.	216,000	4,229
Simpson Manufacturing Co.	118,932	4,151
Georgia Gulf Corp.	82,706	4,119
Eagle Materials, Inc.	46,928	4,052
Albemarle Corp.	103,798	4,018
*AK Steel Corp.	271,411	3,927
Kronos Worldwide, Inc.	94,931	3,868
Olin Corp.	174,453	3,841
*Armor Holdings, Inc.	81,547	3,834
Potlatch Corp.	73,820	3,734
Brady Corp. Class A	59,577	3,728
*Dycom Industries, Inc.	120,671	3,683
Commercial Metals Co.	72,826	3,682
*Graphic Packaging Corp.	498,432	3,589
York International Corp.	103,483	3,574
Clarcor Inc.	63,469	3,476
Minerals Technologies, Inc.	51,473	3,433
Acuity Brands, Inc.	106,457	3,385
*URS Corp.	105,393	3,383
Crompton Corp.	286,162	3,377
Carpenter Technology Corp.	57,054	3,335
Texas Industries, Inc.	53,357	3,328
*WCI Communities, Inc.	111,451	3,277
*Maverick Tube Corp.	106,162	3,217
Reliance Steel&Aluminum Co.	81,316	3,168
LNR Property Corp.	50,089	3,151
Greif Inc. Class A	56,172	3,146
Lennox International Inc.	147,100	2,993
Albany International Corp.	82,333	2,895
*Shaw Group, Inc.	159,318	2,844
Mueller Industries Inc.	87,517	2,818
Quanex Corp.	40,989	2,811
Silgan Holdings, Inc.	45,940	2,801
Cleveland-Cliffs Inc.	26,732	2,776
Granite Construction Co.	104,026	2,767
MacDermid, Inc.	75,768	2,735
*NL Industries, Inc.	121,168	2,678
Delta&Pine Land Co.	96,132	2,622
Brookfield Homes Corp.	77,354	2,622
Schnitzer Steel Industries, Inc. Class A	75,146	2,550
*Stillwater Mining Co.	224,556	2,529
*Cabot Microelectronics Corp.	62,043	2,485
Ferro Corp.	104,749	2,429
*Lone Star Technologies, Inc.	72,445	2,424
*Symyx Technologies, Inc.	80,185	2,412
*Quanta Services, Inc.	291,937	2,335
Kaydon Corp.	70,506	2,328
Longview Fibre Co.	127,734	2,317
Wausau-Mosinee Paper Corp.	129,301	2,309
*GrafTech International Ltd.	243,351	2,302
*OM Group, Inc.	70,924	2,299
*Trex Co., Inc.	43,526	2,283
*Ceradyne, Inc.	39,849	2,280
*W.R. Grace&Co.	164,319	2,236
*Coeur d'Alene Mines Corp.	556,730	2,188
Spartech Corp.	80,268	2,174
*UAP Holding Corp.	125,500	2,167
*Griffon Corp.	79,626	2,150
Compass Minerals International	88,098	2,135

Vanguard Extended Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*Century Aluminum Co.	79,295	2,082
*PolyOne Corp.	229,098	2,076
*Trammell Crow Co.	113,616	2,058
USEC Inc.	210,595	2,041
H.B. Fuller Co.	71,344	2,034
Watsco, Inc.	57,555	2,027
Gibraltar Industries Inc.	85,211	2,013
*DHB Industries, Inc.	102,203	1,946
*Aleris International Inc	114,795	1,942
Tredegar Corp.	94,519	1,910
*Oregon Steel Mills, Inc.	92,363	1,874
*EMCOR Group, Inc.	41,167	1,860
*NS Group Inc.	66,619	1,852
ElkCorp	53,457	1,829
*Tejon Ranch Co.	44,810	1,828
Cambrex Corp.	65,672	1,780
*NCI Building Systems, Inc.	47,213	1,770
*EnerSys	116,026	1,769
*Rogers Corp.	40,401	1,741
*Insituform Technologies Inc. Class A	76,747	1,740
*Hecla Mining Co.	297,249	1,733
*Bluegreen Corp.	85,979	1,705
*Wheeling-Pittsburgh Corp.	44,176	1,703
Arch Chemicals, Inc.	59,072	1,700
*Hexcel Corp.	116,855	1,694
*Gold Kist Inc.	124,004	1,689
AMCOL International Corp.	82,674	1,661
*Terra Industries, Inc.	185,126	1,644
*Jacuzzi Brands, Inc.	187,341	1,630
*Mobile Mini, Inc.	47,617	1,573
Universal Forest Products, Inc.	36,111	1,567
Barnes Group, Inc.	58,850	1,560
Glatfelter	100,951	1,543
A. Schulman Inc.	71,800	1,537
Valmont Industries, Inc.	60,566	1,521
*Caraustar Industries, Inc.	89,206	1,500
*Interface, Inc.	148,835	1,484
*Beacon Roofing Supply, Inc.	74,300	1,476
*Neenah Paper Inc.	45,000	1,467
*RTI International Metals, Inc.	69,045	1,418
WD-40 Co.	49,395	1,403
*Titanium Metals Corp.	55,245	1,334
*Avatar Holding, Inc.	27,692	1,332
*Drew Industries, Inc.	35,089	1,269
Deltic Timber Corp.	28,874	1,226
Rock-Tenn Co.	80,157	1,215
*Perini Corp.	71,921	1,200
CIRCOR International, Inc.	51,453	1,192
Steel Technologies, Inc.	42,820	1,178
Apogee Enterprises, Inc.	87,590	1,175
Royal Gold, Inc.	63,768	1,163
*Brush Engineered Materials Inc.	62,250	1,152
*NewMarket Corp.	57,067	1,136
Aceto Corp.	58,422	1,112
*Energy Conversion Devices, Inc.	56,334	1,088
Myers Industries, Inc.	84,920	1,087
Calgon Carbon Corp.	118,627	1,077
Ameron International Corp.	28,101	1,065
*Olympic Steel, Inc.	39,852	1,056

Vanguard Extended Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*Zoltek Cos., Inc.	70,430	1,053
Wellman, Inc.	96,163	1,028
Chesapeake Corp. of Virginia	37,448	1,017
*First Acceptance Corp.	112,854	1,011
*Tarragon Realty Investors Inc. REIT	53,973	963
CompX International Inc.	57,600	952
Pope&Talbot, Inc.	54,463	932
*Infrasource Services Inc.	69,700	906
*Buckeye Technology, Inc.	68,780	895
*Ultralife Batteries, Inc.	45,687	889
Building Materials Holding Corp.	23,178	887
*Maxxam Inc.	26,360	865
*Huttig Building Products, Inc.	82,002	857
The Standard Register Co.	60,349	852
*Medis Technology Ltd.	45,683	838
*A.M. Castle&Co.	68,191	814
*Encore Wire Corp.	59,398	792
*Shiloh Industries, Inc.	56,050	785
NN, Inc.	59,307	783
American Vanguard Corp.	21,296	783
*Comfort Systems USA, Inc.	101,699	781
Ryerson Tull, Inc.	49,586	781
*AAON, Inc.	48,130	773
Penn Engineering&Manufacturing Corp.	42,053	761
*Nonophase Technologies Corp.	83,201	738
*Alico, Inc.	11,841	693
Ampco-Pittsburgh Corp.	46,922	685
Bairnco Corp.	57,800	644
Packaging Dynamics Corp.	43,915	632
*Unifi, Inc.	162,867	624
Penford Corp.	39,264	618
*Integrated Electrical Services, Inc.	127,350	616
*Lesco, Inc.	46,299	597
*Material Sciences Corp.	33,151	596
Roanoke Electric Steel Corp.	28,716	594
*Universal Stainless&Alloy Products, Inc.	39,838	592
*Mod-Pac Corp.	44,279	565
*Foamex International, Inc.	149,820	563
*NuCo2, Inc.	25,107	557
*Liquidmetal Technologies Inc.	243,631	535
*Exide Technologies	38,268	527
United Guardian, Inc.	62,500	522
*Tor Minerals International, Inc.	86,601	517
*Multi-Color Corp.	28,573	513
Ennis, Inc.	26,506	510
*U.S. Energy Corp.	169,261	501
*Innovo Group Inc.	192,501	487
*Industrial Distribution Group, Inc.	57,400	476
*Lydall, Inc.	38,457	456
MGP Ingredients, Inc.	52,520	454
*Omnova Solutions Inc.	80,645	453
Consolidated-Tomoka Land Co.	10,478	451
Anchor Glass Container Corp.	66,756	449
*Valence Technology Inc.	142,233	442
*TransPro Inc.	71,810	438
*Layne Christensen Co.	23,874	433
*Reading International Inc. Class A	51,795	433
*Continental Materials Corp.	15,351	416
Vulcan International Corp.	8,700	410

Vanguard Extended Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*WCA Waste Corp.	39,000	408
*Modtech Holdings, Inc.	50,974	401
*PW Eagle, Inc.	99,555	396
*California Coastal Communities, Inc.	15,482	372
Quaker Fabric Corp.	64,095	359
*U.S. Concrete, Inc.	45,963	353
Andersons, Inc.	13,665	348
Quaker Chemical Corp.	13,622	338
LSI Industries Inc.	26,516	304
Stepan Co.	12,307	300
*Astronics Corp.	58,279	296
*Landec Corp.	41,591	284
*Culp, Inc.	41,528	282
Penn Engineering&Manufacturing Corp. Class A	16,600	249
Hawkins, Inc.	20,563	243
*Senomyx, Inc.	29,200	242
*Wolverine Tube, Inc.	18,300	236
*Hawk Corp. Class A	25,243	218
Balchem Corp.	5,958	207
*Malan Realty Investors, Inc. REIT	49,200	206
*Eden Bioscience Corp.	204,084	198
*Mestek, Inc.	10,448	189
Nevada Chemicals, Inc.	22,741	165
*Zapata Corp.	2,359	141
*National Patent Development Corp. When Issued	60,760	140
*American Realty Investors, Inc.	14,335	139
*Virbac Corp.	39,294	133
*Thomas Properties Group, Inc.	9,000	115
*HouseValues, Inc.	7,500	113
Noland Co.	2,271	104
*The Dixie Group, Inc.	6,031	102
*Baker (Michael) Corp.	4,100	80
Calavo Growers, Inc.	6,884	73
*Interline Brands, Inc.	3,800	67
International Aluminum Corp.	1,800	61
*Canyon Resources Corp.	47,100	60
*EarthShell Corp.	17,586	44
*Acmat Corp. Class A	2,914	37
*WHX Corp.	19,055	22
*Hallwood Group Inc.	200	21
Capital Properties, Inc. Class A	1,100	20
*Lamson&Sessions Co.	1,000	9
AMREP Corp.	300	7
*Bluelinx Holdings Inc.	300	4
*Corrpro Cos., Inc.	2,400	3
Capital Properties, Inc. Class B	90	1
*Prolong International Corp.	2,500	1
*FiberMark, Inc.	19,600	--
*BMC Industries, Inc.	126,104	--

		606,030

Producer Durables (5.6%)
D. R. Horton, Inc.	580,821	23,413
Lennar Corp. Class A	361,552	20,493
*Toll Brothers, Inc.	185,255	12,710
*NVR, Inc.	15,930	12,257
Pentair, Inc.	249,978	10,889
*American Tower Corp. Class A	559,306	10,291

Vanguard Extended Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

Diebold, Inc.	178,626	9,955
*LAM Research Corp.	334,028	9,657
*Crown Castle International Corp.	561,711	9,347
Hubbell Inc. Class B	150,508	7,872
*Hovnanian Enterprises Inc. Class A	152,356	7,545
Donaldson Co., Inc.	215,757	7,029
MDC Holdings, Inc.	81,050	7,006
Ryland Group, Inc.	118,282	6,806
Graco, Inc.	172,668	6,449
*United Defense Industries Inc.	131,739	6,225
HNI Corp.	143,361	6,172
*Alliant Techsystems, Inc.	93,663	6,124
Ametek, Inc.	170,062	6,066
*Terex Corp.	123,110	5,866
*Polycom, Inc.	247,749	5,778
Roper Industries Inc.	92,554	5,625
Joy Global Inc.	127,021	5,517
Standard Pacific Corp.	83,889	5,381
Steelcase Inc.	370,190	5,123
Mine Safety Appliances Co.	99,754	5,058
IDEX Corp.	123,376	4,997
Plantronics, Inc.	119,751	4,966
Beazer Homes USA, Inc.	33,757	4,936
*AGCO Corp.	225,416	4,934
Herman Miller, Inc.	177,981	4,918
Briggs&Stratton Corp.	112,990	4,698
Kennametal, Inc.	91,173	4,538
*Thomas&Betts Corp.	147,371	4,532
*Taser International Inc.	139,936	4,421
Crane Co.	147,100	4,242
Engineered Support Systems, Inc.	66,357	3,930
*Flowserve Corp.	138,136	3,804
*Meritage Corp.	32,304	3,641
Nordson Corp.	89,102	3,570
Lincoln Electric Holdings, Inc.	102,976	3,557
*Actuant Corp.	64,830	3,381
*Varian Semiconductor Equipment Associates, Inc.	90,833	3,347
Cognex Corp.	114,882	3,205
*Interdigital Communications Corp.	137,239	3,033
*Dionex Corp.	52,445	2,972
*Moog Inc.	65,304	2,962
*Genlyte Group, Inc.	34,201	2,930
Technical Olympic USA, Inc.	112,732	2,861
*Cymer, Inc.	91,902	2,715
Belden CDT Inc.	116,960	2,713
*Rayovac Corp.	86,320	2,638
Watts Water Technologies, Inc.	80,632	2,600
*CUNO Inc.	42,372	2,517
The Manitowoc Co., Inc.	66,756	2,513
*MKS Instruments, Inc.	133,908	2,484
*ESCO Technologies Inc.	32,291	2,475
*Ionics, Inc.	56,696	2,457
Bucyrus International, Inc.	59,243	2,408
*Headwaters Inc.	83,884	2,391
*Teledyne Technologies, Inc.	81,136	2,388
Franklin Electric, Inc.	55,104	2,329
Baldor Electric Co.	82,127	2,261
*Powerwave Technologies, Inc.	260,380	2,208
A.O. Smith Corp.	73,564	2,203

Vanguard Extended Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*Credence Systems Corp.	240,327	2,199
*Paxar Corp.	98,865	2,192
JLG Industries, Inc.	109,439	2,148
Curtiss-Wright Corp.	37,359	2,145
M/I Homes, Inc.	38,910	2,144
Federal Signal Corp.	120,169	2,122
*ATMI, Inc.	93,487	2,106
*Champion Enterprises, Inc.	175,909	2,079
*William Lyon Homes, Inc.	29,077	2,042
Woodward Governor Co.	28,459	2,038
*Axcelis Technologies, Inc.	249,029	2,025
Applied Industrial Technology, Inc.	72,992	2,000
*Esterline Technologies Corp.	61,246	2,000
NACCO Industries, Inc. Class A	18,832	1,985
*Rofin-Sinar Technologies Inc.	46,229	1,962
*Brooks Automation, Inc.	111,683	1,923
*A.S.V., Inc.	40,081	1,920
*Littelfuse, Inc.	55,549	1,898
*Gardner Denver Inc.	51,732	1,877
*Triumph Group, Inc.	47,086	1,860
Thomas Industries, Inc.	46,179	1,843
*Entegris Inc.	183,600	1,827
*Blount International, Inc.	104,303	1,817
*Technitrol, Inc.	99,636	1,813
*FEI Co.	82,833	1,739
*General Cable Corp.	124,529	1,725
Regal-Beloit Corp.	59,129	1,691
Levitt Corp. Class A	54,872	1,677
*Orbital Sciences Corp.	140,555	1,663
Tecumseh Products Co. Class A	34,277	1,638
*Veeco Instruments, Inc.	74,920	1,579
*Itron, Inc.	65,541	1,567
*Arris Group Inc.	220,561	1,553
*Mykrolis Corp.	103,595	1,468
The Middleby Corp.	28,912	1,466
*Imagistics International Inc.	43,478	1,463
*Artesyn Technologies, Inc.	129,170	1,460
MTS Systems Corp.	42,301	1,430
Stewart&Stevenson Services, Inc.	70,166	1,419
*Electro Scientific Industries, Inc.	71,097	1,405
*MTC Technologies, Inc.	41,736	1,401
*Knoll, Inc.	78,023	1,365
Lennar Corp. Class B	25,998	1,357
CTS Corp.	100,290	1,333
*Mattson Technology, Inc.	117,783	1,326
Cascade Corp.	32,726	1,307
*Photronics Inc.	79,228	1,307
*Metrologic Instruments, Inc.	61,396	1,305
*DuPont Photomasks, Inc.	48,906	1,292
Kimball International, Inc. Class B	86,678	1,284
*Mastec Inc.	126,854	1,282
Vicor Corp.	95,230	1,248
*American Superconductor Corp.	83,018	1,236
*BE Aerospace, Inc.	102,819	1,197
*EnPro Industries, Inc.	39,531	1,169
*LTX Corp.	151,783	1,167
Helix Technology Corp.	65,169	1,133
Standex International Corp.	39,772	1,133
Cohu, Inc.	60,865	1,130

Vanguard Extended Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*Presstek, Inc.	115,047	1,114
C&D Technologies, Inc.	63,957	1,090
Lindsay Manufacturing Co.	41,972	1,086
*Ultratech, Inc.	57,607	1,086
*C-COR Inc.	116,536	1,084
*Kulicke&Soffa Industries, Inc.	124,703	1,075
*Symmetricom Inc.	110,496	1,073
*Park-Ohio Holdings Corp.	41,375	1,072
*Astec Industries, Inc.	60,871	1,048
*Kadant Inc.	50,014	1,025
*SBA Communications Corp.	106,807	991
*Audiovox Corp.	62,509	986
Keithley Instruments Inc.	49,463	974
Skyline Corp.	23,868	974
*Photon Dynamics, Inc.	39,762	965
Tennant Co.	23,948	950
*Sonic Solutions, Inc.	41,739	937
*Palm Harbor Homes, Inc.	54,799	925
United Industrial Corp.	23,590	914
Badger Meter, Inc.	29,272	877
*Rudolph Technologies, Inc.	50,651	870
*FARO Technologies, Inc.	27,781	866
Curtiss-Wright Corp. Class B	15,116	850
*ADE Corp.	45,230	847
*Milacron Inc.	242,629	823
*Applied Films Corp.	37,223	803
HEICO Corp. Class A	46,051	796
HEICO Corp.	34,705	784
*Duratek, Inc.	31,394	782
*Viisage Technology, Inc.	85,657	772
*Advanced Energy Industries, Inc.	82,438	753
*Magnatek, Inc.	109,000	752
*Flanders Corp.	76,985	739
Applied Signal Technology, Inc.	20,478	722
*General Binding Corp.	54,921	722
*Nanometrics Inc.	42,843	691
Communications Systems, Inc.	56,941	684
*Color Kinetics Inc.	38,500	677
Nobility Homes, Inc.	27,030	630
*Team, Inc.	40,434	629
*Orleans Homebuilders, Inc.	31,606	627
*Columbus McKinnon Corp.	71,793	622
*Electroglas, Inc.	129,251	614
*Darling International, Inc.	139,939	610
*Pemco Aviation Group, Inc.	22,294	608
Met-Pro Corp.	44,901	597
X-Rite Inc.	36,253	580
*Tollgrade Communications, Inc.	47,142	577
*Asyst Technologies, Inc.	113,031	575
*Measurement Specialties, Inc.	22,267	567
*EMCORE Corp.	162,116	566
*Ducommun, Inc.	26,741	558
MOCON, Inc.	56,164	550
Robbins&Myers, Inc.	22,808	544
Tecumseh Products Co. Class B	11,900	542
*Terayon Communications Systems, Inc.	197,372	535
*RF Monolithics, Inc.	62,260	520
*Tut Systems, Inc.	126,280	508
*Therma-Wave Inc.	143,453	496

Vanguard Extended Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*Zygo Corp.	40,931	483
*Allied Motion Technologies, Inc.	66,443	480
SpectraLink Corp.	33,341	473
*CPI Aerostructures, Inc.	41,115	471
*Virco Manufacturing Corp.	62,201	467
*Semitool, Inc.	49,446	459
*TransTechnology Corp.	62,441	456
*Cavco Industries, Inc.	10,099	454
*Intevac, Inc.	59,639	451
*UQM Technologies, Inc.	173,057	448
*Distributed Energy Systems Corp.	178,293	446
*Insignia Systems, Inc.	203,499	444
*August Technology Corp.	41,736	439
*Active Power, Inc.	94,552	435
Liberty Homes, Inc. Class A	83,500	420
*FSI International, Inc.	89,728	419
*Somera Communications, Inc.	323,085	410
*Optical Cable Corp.	71,699	408
*TRC Cos., Inc.	23,351	397
*Global ePoint, Inc.	74,225	382
*TransAct Technologies Inc.	17,762	379
*Beacon Power Corp.	402,535	370
Astro-Med, Inc.	42,597	367
*Fairchild Corp.	97,453	360
*Icad Inc.	77,914	348
*Aetrium, Inc.	85,682	336
*DDi Corp.	103,679	330
*Ibis Technology Corp.	88,494	327
Woodhead Industries, Inc.	20,290	325
*Catalytica Energy Systems, Inc.	143,467	324
*Arotech Corp.	199,167	323
*Dominion Homes, Inc.	12,423	313
Gorman-Rupp Co.	13,332	307
*XETA Technologies Inc.	80,907	291
*Katy Industries, Inc.	49,522	257
*Powell Industries, Inc.	13,779	255
*Copper Mountain Networks, Inc.	90,068	245
*Peco II, Inc.	190,741	225
Alamo Group, Inc.	8,052	219
*Perma-Fix Environmental Services, Inc.	112,032	203
American Ecology Corp.	16,146	194
*The Allied Defense Group, Inc.	8,203	182
*American Access Technologies Inc.	80,800	178
*Calamp Corp.	19,369	173
*Applied Innovation Inc.	43,381	151
*Radyne Comstream Inc.	19,805	148
*EFJ Inc.	14,500	140
Preformed Line Products Co.	3,337	97
Ecology and Environment, Inc.	12,025	94
*Proxim Corp. Class A	21,024	86
*Cognitronics Corp.	17,700	72
*Genus, Inc.	37,111	71
*Ault Inc.	22,500	67
*Conolog Corp.	13,046	58
*Kaiser Ventures LLC Class A	36,800	55
*Evercel, Inc.	47,164	37
*TurboChef Technologies, Inc.	1,100	25
Hubbell Inc. Class A	500	24
*LMI Aerospace, Inc.	3,600	19

Vanguard Extended Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*General Bearing Corp.	1,200	6
*Hudson Technology, Inc.	6,000	5
*Andrea Radio Corp.	85,700	5
*Ladish Co., Inc.	202	2
*Optical Cable Corp. Warrants Exp. 10/24/2007	1,053	1

		514,279

Technology (9.7%)
*Juniper Networks, Inc.	1,320,810	35,913
Seagate Technology	1,154,220	19,933
*Cognizant Technology Solutions Corp.	331,222	14,021
Microchip Technology, Inc.	513,074	13,679
*McAfee Inc.	389,375	11,265
Harris Corp.	165,874	10,249
*NAVTEQ Corp.	218,340	10,122
*SanDisk Corp.	403,678	10,080
*Zebra Technologies Corp. Class A	178,798	10,063
*Cadence Design Systems, Inc.	681,249	9,408
*BEA Systems, Inc.	1,022,346	9,058
*Storage Technology Corp.	278,440	8,801
*Ingram Micro, Inc. Class A	387,252	8,055
*Amphenol Corp.	218,366	8,023
*Synopsys, Inc.	388,781	7,628
*International Rectifier Corp.	166,096	7,403
*Cree, Inc.	182,613	7,319
*SpectraSite, Inc.	122,094	7,069
*TIBCO Software Inc.	523,101	6,978
*Arrow Electronics, Inc.	286,805	6,969
*MEMC Electronic Materials, Inc.	517,933	6,863
*Ceridian Corp.	370,311	6,769
*UTStarcom, Inc.	283,683	6,284
*Red Hat, Inc.	456,361	6,092
*Vishay Intertechnology, Inc.	400,063	6,009
*Rambus Inc.	254,274	5,848
Intersil Corp.	348,612	5,836
Acxiom Corp.	214,386	5,638
*Western Digital Corp.	510,584	5,535
*Avnet, Inc.	300,313	5,478
AVX Corp.	433,002	5,456
*Macromedia, Inc.	173,670	5,405
*FLIR Systems, Inc.	84,310	5,378
National Instruments Corp.	196,427	5,353
Reynolds&Reynolds Class A	196,366	5,206
*Brocade Communications Systems, Inc.	653,969	4,996
*Avocent Corp.	122,955	4,982
*CACI International, Inc.	72,727	4,955
*Avid Technology, Inc.	79,500	4,909
*Fairchild Semiconductor International, Inc.	297,892	4,844
*Sybase, Inc.	239,747	4,783
*Atmel Corp.	1,187,955	4,657
*Perot Systems Corp.	286,937	4,600
*Silicon Laboratories Inc.	129,366	4,568
*Hyperion Solutions Corp.	97,392	4,540
*Foundry Networks, Inc.	338,841	4,459
*Salesforce.com, Inc.	256,900	4,352
*Trimble Navigation Ltd.	127,772	4,222
*F5 Networks, Inc.	86,191	4,199
*SRA International, Inc.	64,521	4,142

Vanguard Extended Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*3Com Corp.	982,995	4,099
*Akamai Technologies, Inc.	313,855	4,089
*Semtech Corp.	185,635	4,060
*BearingPoint, Inc.	491,381	3,946
*UNOVA, Inc.	152,134	3,847
ADTRAN Inc.	198,826	3,805
*Integrated Circuit Systems, Inc.	181,236	3,791
*PalmOne, Inc.	120,013	3,786
*Quest Software, Inc.	236,607	3,774
*Anteon International Corp.	89,302	3,738
*Cypress Semiconductor Corp.	312,923	3,671
*Skyworks Solutions, Inc.	388,569	3,664
*Tessera Technologies, Inc.	98,131	3,651
*MICROS Systems, Inc.	46,025	3,593
*Varian, Inc.	87,023	3,569
*Sonus Networks, Inc.	615,378	3,526
*Benchmark Electronics, Inc.	102,616	3,499
*Emulex Corp.	206,062	3,470
*Agere Systems Inc. Class A	2,512,198	3,442
*AMIS Holdings Inc.	207,838	3,433
*The Titan Corp.	210,584	3,411
*Gartner, Inc. Class A	271,214	3,379
*Digital River, Inc.	80,974	3,369
*Maxtor Corp.	617,568	3,273
Anixter International Inc.	90,482	3,256
*Tekelec	157,072	3,211
*RSA Security Inc.	158,950	3,189
*RF Micro Devices, Inc.	465,631	3,185
*Macrovision Corp.	123,355	3,173
*SigmaTel Inc.	87,684	3,115
*Silicon Image, Inc.	187,897	3,093
*Integrated Device Technology Inc.	265,023	3,064
*Websense, Inc.	58,287	2,956
*Amkor Technology, Inc.	438,907	2,932
*DRS Technologies, Inc.	68,051	2,906
*ON Semiconductor Corp.	633,475	2,876
*Mentor Graphics Corp.	187,895	2,873
Imation Corp.	88,827	2,827
*Internet Security Systems, Inc.	120,783	2,808
*RealNetworks, Inc.	423,339	2,803
*Wind River Systems Inc.	205,143	2,780
*Sycamore Networks, Inc.	683,423	2,775
*Siliconix, Inc.	74,963	2,735
*Verint Systems Inc.	74,920	2,722
*WebEx Communications, Inc.	110,689	2,632
*Microsemi Corp.	148,964	2,586
*OmniVision Technologies, Inc.	140,904	2,586
*FormFactor Inc.	94,699	2,570
*Ariba, Inc.	154,747	2,569
*CommScope, Inc.	135,039	2,552
*Ixia	151,625	2,549
*FileNET Corp.	98,467	2,537
*Kanbay International Inc.	80,868	2,531
*Micrel, Inc.	228,614	2,519
*Openwave Systems Inc.	160,620	2,483
*ANSYS, Inc.	77,152	2,473
*Intergraph Corp.	91,402	2,461
*CSG Systems International, Inc.	130,053	2,432
*Sapient Corp.	306,667	2,426

Vanguard Extended Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*MicroStrategy Inc.	40,052	2,413
*SERENA Software, Inc.	110,975	2,401
*Ascential Software Corp.	146,669	2,392
*Altiris, Inc.	67,137	2,379
*Borland Software Corp.	200,837	2,346
*Electronics for Imaging, Inc.	133,816	2,330
*Conexant Systems, Inc.	1,156,948	2,302
*Coherent, Inc.	75,452	2,297
*Keane, Inc.	154,366	2,269
*Hutchinson Technology, Inc.	65,114	2,251
*Aeroflex, Inc.	185,333	2,246
*Agere Systems Inc. Class B	1,650,000	2,227
*InPhonic, Inc.	80,500	2,212
*SafeNet, Inc.	59,663	2,192
Black Box Corp.	44,380	2,131
*Progress Software Corp.	90,398	2,111
*Adaptec, Inc.	274,822	2,086
*Manhattan Associates, Inc.	85,260	2,036
*Dendrite International, Inc.	103,802	2,014
*j2 Global Communications, Inc.	58,160	2,007
*Extreme Networks, Inc.	298,843	1,957
*ScanSource, Inc.	31,324	1,947
*Vitesse Semiconductor Corp.	549,613	1,940
*KEMET Corp.	216,399	1,937
*Informatica Corp.	236,649	1,922
*Digitas Inc.	200,193	1,912
*Synaptics Inc.	62,479	1,911
*Transaction Systems Architects, Inc.	96,046	1,907
*Mercury Computer Systems, Inc.	64,146	1,904
*II-VI, Inc.	43,769	1,860
*Jupitermedia Corp.	77,512	1,843
*Power Integrations, Inc.	92,288	1,825
*Epicor Software Corp.	126,896	1,788
Syntel, Inc.	101,913	1,788
*Intermagnetics General Corp.	70,232	1,785
Inter-Tel, Inc.	64,684	1,771
*ManTech International Corp.	74,251	1,763
*NetIQ Corp.	142,431	1,739
*McDATA Corp. Class A	291,445	1,737
Cubic Corp.	68,513	1,724
*Lawson Software Inc.	246,780	1,695
*Checkpoint Systems, Inc.	93,711	1,691
*Ulticom, Inc.	104,614	1,677
*Equinix, Inc.	38,715	1,655
*Aspect Communications Corp.	148,034	1,649
*DSP Group Inc.	73,850	1,649
*Advanced Digital Information Corp.	163,786	1,641
*Identix, Inc.	220,194	1,625
*Lattice Semiconductor Corp.	284,777	1,623
*ViaSat, Inc.	66,696	1,619
*Ciber, Inc.	165,133	1,592
EDO Corp.	49,669	1,577
*Lexar Media, Inc.	199,906	1,567
*Comtech Telecommunications Corp.	41,565	1,563
*TriQuint Semiconductor, Inc.	342,098	1,522
*Opsware, Inc.	202,491	1,486
*Exar Corp.	104,608	1,484
*TTM Technologies, Inc.	125,254	1,478
*Harmonic, Inc.	175,380	1,463

Vanguard Extended Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*Newport Corp.	103,638	1,461
*Daktronics, Inc.	58,710	1,461
*InterVoice, Inc.	109,262	1,459
*Infonet Services Corp.	721,099	1,457
BEI Technologies, Inc.	47,051	1,453
Agilysys, Inc.	84,003	1,440
*SiRF Technology Holdings, Inc.	112,060	1,425
*Plexus Corp.	109,539	1,425
*Silicon Storage Technology, Inc.	239,427	1,425
*MIPS Technologies, Inc.	141,806	1,397
*Interwoven Inc.	127,098	1,383
*PortalPlayer Inc.	55,400	1,367
*Novatel Wireless, Inc.	70,105	1,359
*Verity, Inc.	101,393	1,330
Methode Electronics, Inc. Class A	102,502	1,317
*Digi International, Inc.	75,293	1,294
*Zoran Corp.	109,821	1,272
*Pixelworks, Inc.	111,787	1,268
*MRV Communications Inc.	344,781	1,265
*Stratasys, Inc.	37,465	1,257
*The TriZetto Group, Inc.	132,184	1,256
*Packeteer, Inc.	86,818	1,255
*ScanSoft, Inc.	299,051	1,253
*Finisar Corp.	548,968	1,252
*Pinnacle Systems, Inc.	198,403	1,210
*SYNNEX Corp.	50,200	1,208
*Ditech Communications Corp.	80,487	1,203
*Cirrus Logic, Inc.	215,631	1,188
*Quantum Corp.	450,626	1,181
*Audible, Inc.	45,231	1,178
*Blackbaud, Inc.	80,162	1,174
*American Science&Engineering, Inc.	27,474	1,132
*Genesis Microchip Inc.	69,247	1,123
*Avanex Corp.	339,036	1,122
*Diodes Inc.	49,339	1,117
*Actel Corp.	62,855	1,102
Bel Fuse, Inc. Class B	32,500	1,098
*Micromuse Inc.	197,007	1,093
*SI International Inc.	35,489	1,092
*Catapult Communications Corp.	45,095	1,089
*SonicWALL, Inc.	171,527	1,084
*Broadwing Corp.	117,612	1,071
*Magma Design Automation, Inc.	84,871	1,066
*LeCroy Corp.	45,261	1,056
*3D Systems Corp.	52,617	1,055
*Standard Microsystem Corp.	58,342	1,040
*Echelon Corp.	122,846	1,037
*Ansoft Corp.	51,014	1,030
*Herley Industries Inc.	50,418	1,026
*Remec, Inc.	142,001	1,024
*Niku Corp.	50,736	1,023
*Pegasystems Inc.	119,704	1,021
*Komag, Inc.	53,542	1,006
*Sykes Enterprises, Inc.	144,555	1,005
*Enterasys Networks, Inc.	554,818	999
*Keynote Systems Inc.	71,485	995
*Atheros Communications	96,711	991
*Open Solutions Inc.	38,047	988
*WorldGate Communications, Inc.	196,927	983

Vanguard Extended Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*SeaChange International, Inc.	56,338	983
*Volterra Semiconductor Corp.	44,221	980
*Agile Software Corp.	119,723	978
*NETGEAR, Inc.	53,744	978
QAD Inc.	108,076	964
*VASCO Data Security International, Inc.	145,346	962
*IXYS Corp.	92,409	954
*SeeBeyond Technology Corp.	263,783	944
*@ Road, Inc.	136,133	941
*Covansys Corp.	61,450	940
*Westell Technologies, Inc.	138,086	939
*Anaren, Inc.	72,385	938
*CallWave, Inc.	60,386	932
*webMethods, Inc.	128,931	930
*Silicon Graphics, Inc.	527,373	912
*Mapics Inc.	85,912	906
*RadiSys Corp.	46,150	902
*JDA Software Group, Inc.	66,130	901
SS&C Technologies, Inc.	43,312	894
*Network Equipment Technologies, Inc.	89,907	883
*Vignette Corp.	632,689	879
*Concurrent Computer Corp.	302,370	865
*SBS Technologies, Inc.	61,591	860
*MatrixOne, Inc.	130,940	858
*PEC Solutions, Inc.	60,477	857
*RightNow Technologies Inc.	52,831	853
*Tyler Technologies, Inc.	101,153	846
*Dot Hill Systems Corp.	107,614	844
*Innovative Solutions and Support, Inc.	25,108	838
Park Electrochemical Corp.	38,542	836
*Fargo Electronics	55,116	826
*Witness Systems, Inc.	47,295	826
*Cray Inc.	176,806	824
*Excel Technology, Inc.	31,115	809
*FalconStor Software, Inc.	83,469	799
*SPSS, Inc.	50,300	787
*Aspen Technologies, Inc.	126,137	783
*Click Commerce, Inc.	48,607	781
*Moldflow Corp.	47,990	763
*Secure Computing Corp.	76,439	763
*Mechanical Technology Inc.	123,409	759
*Stellent Inc.	85,779	757
*ESS Technology, Inc.	106,041	754
Lowrance Electronics, Inc.	23,759	748
*Blackboard Inc.	50,493	748
*Infocrossing, Inc.	44,042	746
*Trident Microsystems, Inc.	44,413	743
*ActivCard Corp.	83,270	741
*Dynamics Research Corp.	41,447	739
*EMS Technologies, Inc.	44,429	738
Integral Systems, Inc.	37,924	738
*Integrated Silicon Solution, Inc.	88,989	730
*Carrier Access Corp.	68,087	727
*Multi-Fineline Electronix, Inc.	39,615	723
*Entrust, Inc.	189,841	719
*E.piphany Inc.	148,792	719
*Performance Technologies, Inc.	77,096	717
*Rimage Corp.	44,524	715
*InFocus Corp.	77,700	712

Vanguard Extended Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*Manugistics Group, Inc.	247,554	710
*Transmeta Corp.	435,825	710
*ZiLOG, Inc.	88,500	708
*Concord Communications, Inc.	63,239	701
*Gerber Scientific, Inc.	91,654	697
*Merge Technologies, Inc.	31,340	697
*Vyyo Inc.	80,911	697
*Sigma Designs, Inc.	69,399	689
*Mindspeed Technologies, Inc.	247,792	689
*Zhone Technologies	265,479	688
*Retek Inc.	111,213	684
*Datastream Systems, Inc.	97,429	675
*Altair Nanotechnology	248,947	675
*Concur Technologies, Inc.	74,916	668
*Kopin Corp.	172,326	667
*Bottomline Technologies, Inc.	45,736	663
*Sirenza Microdevices, Inc.	99,588	653
*Iomega Corp.	117,450	651
*OSI Systems Inc.	28,498	647
*PDF Solutions, Inc.	39,842	642
*Ultra Clean Holdings, Inc.	105,857	641
*Captaris Inc.	124,111	640
*Lasercard Corp.	61,022	640
*EPIQ Systems, Inc.	43,680	639
*Interlink Electronics Inc.	67,234	636
*MSC Software Corp.	60,664	635
*Bell Microproducts Inc.	65,625	631
*Pericom Semiconductor Corp.	66,735	629
*Monolithic Power Systems	66,656	620
*Immersion Corp.	84,517	616
*Visual Networks, Inc.	176,694	615
*CyberOptics Corp.	41,158	612
*SAFLINK Corp.	220,874	612
*The Ultimate Software Group, Inc.	48,190	611
*Aware, Inc.	125,844	610
*Virage Logic Corp.	32,728	608
*NMS Communications Corp.	96,224	607
*Computer Network Technology Corp.	84,625	601
*Loudeye Corp.	292,554	600
*Oplink Communications, Inc.	304,318	600
*Universal Display Corp.	66,332	597
*Actuate Software Corp.	234,033	597
*Segue Software, Inc.	95,300	596
*Lionbridge Technologies, Inc.	87,926	591
*Docucorp International, Inc.	62,190	591
*LCC International, Inc. Class A	101,289	591
*Applix, Inc.	115,700	590
*White Electronic Designs Corp.	92,893	588
*Stratex Networks, Inc.	258,847	585
*NVE Corp.	20,943	583
*Spectrum Control, Inc.	80,231	582
Talx Corp.	22,563	582
American Software, Inc. Class A	96,451	582
*Ramtron International Corp.	145,250	581
*Evans&Sutherland Computer Corp.	82,924	578
*SupportSoft, Inc.	86,749	578
*Maxwell Technologies, Inc.	56,965	578
*Nu Horizons Electronics Corp.	72,296	577
*Globecomm Systems, Inc.	89,609	570

Vanguard Extended Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*Radiant Systems, Inc.	87,503	570
*Sumtotal Systems Inc.	109,505	569
*ePlus Inc.	47,935	566
*Fiberstars, Inc.	56,337	566
*MRO Software Inc.	43,377	565
*PLX Technology, Inc.	54,233	564
*TechTeam Global, Inc.	54,680	556
*COMARCO, Inc.	64,231	552
*Telular Corp.	64,680	550
*PC-Tel, Inc.	68,793	546
*BroadVision, Inc.	197,650	546
*Safeguard Scientifics, Inc.	257,130	545
*Overland Storage, Inc.	31,820	531
*Meade Instruments Corp.	154,673	531
*Innovex, Inc.	97,105	529
*MTI Technology Corp.	194,654	526
*MapInfo Corp.	43,738	524
*Applied Digital Solutions, Inc.	76,965	520
*The SCO Group, Inc.	121,631	516
*Hifn, Inc.	55,913	516
*Computer Task Group, Inc.	91,101	510
*Zix Corp.	98,573	508
*NYFIX, Inc.	81,653	505
*Mobius Management Systems, Inc.	69,672	505
*AMX Corp.	30,549	503
*Supertex, Inc.	23,178	503
*Neoware Systems, Inc.	53,997	503
*eCollege.com Inc.	44,240	503
*TippingPoint Technologies Inc.	10,565	493
*American Power Technology, Inc.	63,733	493
*Inforte Corp.	62,441	492
*Hauppage Digital, Inc.	79,301	486
*Embarcadero Technologies, Inc.	51,406	484
*Tumbleweed Communications Corp.	144,776	484
*Internet Capital Group Inc	53,724	484
*Art Technology Group, Inc.	319,177	479
*Bio-logic Systems, Corp.	52,416	477
*Redback Networks Inc.	88,407	474
*Research Frontiers, Inc.	74,228	474
*Zomax Inc.	113,743	467
Video Display Corp.	36,589	467
*Sipex Corp.	98,438	461
*Leadis Technology Inc.	42,700	455
*Brooktrout Technology, Inc.	37,761	454
*Motive, Inc.	39,684	452
*Vitria Technology, Inc.	106,729	449
*Aether Systems, Inc.	133,987	449
*Bioveris Corp.	61,358	449
TSR, Inc.	52,580	446
*Merix Corp.	38,553	444
*Napster, Inc.	47,204	444
Sypris Solutions, Inc.	28,845	442
*OPNET Technologies, Inc.	51,517	434
*Saba Software, Inc.	108,299	433
*Answerthink Consulting Group, Inc.	92,768	432
*Nuance Communications Inc.	103,780	430
*Micronetics Inc.	51,305	421
*AXS-One Inc.	163,386	420
*Wave Systems Corp.	368,227	420

Vanguard Extended Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*Kana Software, Inc.	220,888	417
*Monolithic System Technology, Inc.	66,631	415
*BSQUARE Corp.	274,236	409
*Blue Coat Systems, Inc.	21,485	400
*NetManage, Inc.	61,928	399
*Net2Phone, Inc.	117,423	399
*iGATE Corp.	98,549	399
*PalmSource, Inc.	31,230	398
*Convera Corp.	84,938	396
*Planar Systems, Inc.	35,048	394
*Merisel, Inc.	61,956	393
*SRS Labs, Inc	62,153	389
*Plumtree Software, Inc.	85,469	386
*Key Tronic Corp.	114,840	385
*ONYX Software Corp.	118,199	378
*IPIX Corp.	63,965	371
*Critical Path, Inc.	251,794	370
*AuthentiDate Holding Corp.	58,771	364
*Manchester Technologies, Inc.	36,376	363
*Staktek Holdings Inc.	77,344	359
*SteelCloud Inc.	187,520	358
*WJ Communications, Inc.	102,394	352
*Glenayre Technologies, Inc.	161,082	351
*Centra Software, Inc.	147,962	346
*Mobility Electronics, Inc.	40,090	344
*Network Engines, Inc.	122,728	342
*Technology Solutions Co.	307,491	341
*QuickLogic Corp.	119,678	340
*SimpleTech, Inc.	73,886	340
*WatchGuard Technologies, Inc.	76,333	338
*Captiva Software Corp.	32,417	331
*LogicVision, Inc.	111,753	327
*Xybernaut Corp.	260,539	320
*En Pointe Technologies, Inc.	112,161	316
*Delphax Technologies, Inc.	80,065	316
*Paradyne Networks, Inc.	88,042	316
*Pomeroy IT Solutions, Inc.	20,770	316
*Tier Technologies, Inc.	32,983	305
Sunrise Telecom Inc.	106,187	302
*Pemstar Inc.	164,541	298
*Terremark Worldwide, Inc.	464,802	297
*NetScout Systems, Inc.	42,554	297
*BindView Development Corp.	68,216	297
*Ciprico Inc.	73,016	296
*California Micro Devices Corp.	41,615	295
*Viewpoint Corp.	94,234	292
*Alliance Semiconductor Corp.	78,563	291
*Kintera Inc.	31,902	287
*Avici Systems Inc.	31,552	286
*Argonaut Technologies Inc.	294,200	282
*Bitstream Inc.	106,808	282
*InterVideo Inc.	21,291	282
*MetaSolv, Inc.	105,851	281
*FOCUS Enhancements, Inc.	243,029	277
*Digimarc Corp.	29,469	275
*Chordiant Software, Inc.	119,307	272
*Peerless Systems Corp.	205,307	267
*Sento Corp.	52,662	258
*Extended Systems Inc.	104,321	257

Vanguard Extended Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*VA Software Corp.	102,301	256
*AXT, Inc.	161,152	255
*Intellisync Corp.	121,553	248
*Selectica, Inc.	68,319	245
*Private Business Inc.	99,947	244
*SCM Microsystems, Inc.	48,668	238
*Crossroads Systems, Inc.	160,082	234
*ACE	96,832	232
*ANADIGICS, Inc.	61,712	231
*TranSwitch Corp.	149,443	230
*Evolving Systems, Inc.	50,895	229
*Qualstar Corp.	48,090	228
*Phoenix Technologies Ltd.	27,287	225
*Superconductor Technologies Inc.	161,712	225
*Verisity Ltd.	27,273	224
*NASSDA Corp.	31,248	216
*eLoyalty Corp.	36,482	215
*KVH Industries, Inc.	21,697	213
*ACT Teleconferencing, Inc.	149,400	197
*Vastera, Inc.	74,963	197
*Interland, Inc.	57,486	188
*Netlogic Microsystems Inc.	18,800	188
*Corio, Inc.	97,301	188
Celeritek, Inc.	120,081	184
*Quovadx, Inc.	76,786	184
*Ceva, Inc.	20,033	182
*Intraware, Inc.	153,151	179
*SAVVIS Communications Corp.	153,947	179
*Blue Martini Software, Inc.	66,249	178
*Computer Horizons Corp.	46,645	178
*Netopia, Inc.	52,551	171
*Versant Corp.	183,062	168
Bel Fuse, Inc. Class A	5,719	168
*Pervasive Software Inc.	34,466	167
*Online Resources Corp.	21,692	165
*Tripath Technology Inc.	131,358	164
*Synplicity, Inc.	27,606	163
*I-many, Inc.	108,714	163
*Verso Technologies, Inc.	223,514	161
*GoRemote Internet Communications, Inc.	75,722	158
*Centillium Communications, Inc.	63,949	155
*Lantronix, Inc.	150,331	152
*Intelli-Check Inc.	32,798	148
*Digital Lightwave, Inc.	111,667	146
*Catalyst Semiconductor, Inc.	24,752	136
*On2 Technologies, Inc.	210,930	133
*Telkonet, Inc.	23,300	130
*LivePerson, Inc.	41,074	129
*Telecommunication Systems, Inc.	38,521	129
*Cascade Microtech, Inc.	9,500	127
*Three-Five Systems, Inc.	52,555	127
Richardson Electronics, Ltd.	11,790	125
*Cherokee International Corp.	12,235	118
*Firstwave Technologies, Inc.	49,096	114
*Ampex Corp. Class A	2,890	114
*Suntron Corp.	35,245	111
*LA BARGE INC	8,700	110
*8X8 Inc.	26,186	107
*Data Systems&Software, Inc.	105,750	106

Vanguard Extended Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*Indus International, Inc.	48,969	105
*Callidus Software Inc.	17,243	102
*Eagle Broadband, Inc.	152,800	101
*Arbinet Holdings, Inc.	3,800	94
*Cosine Communications, Inc.	32,012	89
*Stratos International Inc.	19,813	87
*VIA NET.WORKS, Inc.	86,888	74
*Endwave Corp.	3,900	68
*NaviSite, Inc.	25,077	66
*Zanett, Inc.	11,800	62
*Intelligroup, Inc.	51,800	60
*MakeMusic! Inc.	7,540	37
*LightPath Technologies, Inc. Class A	8,062	36
*Versata, Inc.	13,031	36
*Airnet Communications Corp.	9,929	30
*Artisoft, Inc.	11,633	29
*DSL.Net, Inc.	116,280	26
*Cogent Communications Group, Inc.	23,479	25
*NeoMagic Corp.	20,600	25
*Datalink Corp.	7,635	22
Frequency Electronics, Inc.	1,500	22
*Smith Micro Software, Inc.	2,350	21
*Dynabazaar, Inc.	50,100	18
*Information Resources, Inc. Rights	11,200	11
*nStor Technologies, Inc.	47,523	11
*eGain Communications Corp.	10,788	11
*ePresence, Inc. - Escrow	61,880	8
*ISCO International, Inc.	18,000	6
*Covad Communications Group, Inc.	2,548	5
*Lumera Corp.	700	5
*NexPrise, Inc.	4,740	4
*Radview Software Ltd.	9,000	2
*Microstrategy Inc. Warrants Exp. 6/24/2007	16,080	1
*Media 100 Inc.	162,889	1
*ProcureNet, Inc.	21,000	--

		892,671

Utilities (4.3%)
*Cablevision Systems NY Group Class A	770,134	19,176
*NTL Inc.	218,037	15,908
MCI Inc.	784,760	15,821
SCANA Corp.	278,205	10,961
Telephone&Data Systems, Inc.	142,333	10,953
Questar Corp.	209,363	10,669
Wisconsin Energy Corp.	293,160	9,882
Energy East Corp.	365,671	9,756
*U.S. Cellular Corp.	214,975	9,622
*UnitedGlobalCom Inc. Class A	967,109	9,342
Pepco Holdings, Inc.	433,977	9,252
*Nextel Partners, Inc.	460,385	8,996
Alliant Energy Corp.	282,172	8,070
DPL Inc.	315,345	7,918
MDU Resources Group, Inc.	292,833	7,813
ONEOK, Inc.	256,861	7,300
NSTAR	132,178	7,175
*Western Wireless Corp. Class A	232,130	6,801
AGL Resources Inc.	186,506	6,199
Puget Energy, Inc.	247,959	6,125

Vanguard Extended Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

Northeast Utilities	319,606	6,025
Hawaiian Electric Industries Inc.	200,282	5,838
National Fuel Gas Co.	205,788	5,832
OGE Energy Corp.	218,340	5,788
*Level 3 Communications, Inc.	1,699,635	5,762
Aqua America, Inc.	232,152	5,709
Great Plains Energy, Inc.	185,074	5,604
Western Gas Resources, Inc.	183,808	5,376
Energen Corp.	90,532	5,337
*Kinder Morgan Management, LLC	128,225	5,219
UGI Corp. Holding Co.	126,889	5,191
Vectren Corp.	188,887	5,062
Westar Energy, Inc.	213,681	4,887
WPS Resources Corp.	93,825	4,687
*Southern Union Co.	194,620	4,667
Atmos Energy Corp.	168,726	4,615
*Southwestern Energy Co.	90,417	4,583
Piedmont Natural Gas, Inc.	191,024	4,439
PNM Resources Inc.	150,822	3,814
WGL Holdings Inc.	121,406	3,744
Duquesne Light Holdings, Inc.	191,366	3,607
*IDT Corp. Class B	228,000	3,529
*Sierra Pacific Resources	292,825	3,075
New Jersey Resources Corp.	69,150	2,997
*Alamosa Holdings, Inc.	238,536	2,974
IDACORP, Inc.	95,457	2,918
ALLETE, Inc.	73,894	2,716
*Price Communications Corp.	141,549	2,631
*Commonwealth Telephone Enterprises, Inc.	52,693	2,617
*Cincinnati Bell Inc.	612,490	2,542
Black Hills Corp.	81,234	2,492
Cleco Corp.	118,728	2,405
Northwest Natural Gas Co.	68,182	2,300
Southwest Gas Corp.	88,866	2,257
*El Paso Electric Co.	118,833	2,251
*Aquila, Inc.	588,637	2,172
South Jersey Industries, Inc.	40,777	2,143
Avista Corp.	120,979	2,138
UniSource Energy Corp.	85,238	2,055
*Centennial Communications Corp. Class A	258,472	2,050
UIL Holdings Corp.	37,958	1,947
CH Energy Group, Inc.	40,411	1,942
*Mediacom Communications Corp.	296,587	1,854
The Laclede Group, Inc.	59,376	1,850
*PTEK Holdings, Inc.	165,410	1,772
Otter Tail Corp.	66,022	1,686
Iowa Telecommunications Services Inc.	77,200	1,665
Empire District Electric Co.	71,432	1,620
*General Communication, Inc.	138,873	1,533
MGE Energy, Inc.	40,611	1,463
California Water Service Group	37,883	1,426
*UbiquiTel Inc.	177,374	1,263
American States Water Co.	45,482	1,183
SJW Corp.	30,053	1,094
Surewest Communications	36,939	1,047
*Primus Telecommunications Group, Inc.	327,387	1,041
*Time Warner Telecom Inc.	230,010	1,003
*Global Crossing Ltd.	54,281	985
Alaska Communications Systems Holdings, Inc.	113,622	980

Vanguard Extended Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

Cascade Natural Gas Corp.	43,115	914
Central Vermont Public Service Corp.	38,011	884
EnergySouth, Inc.	31,273	877
*AirGate PCS, Inc.	24,409	869
Southwest Water Co.	63,761	858
*Talk America Holdings, Inc.	121,924	807
CT Communications, Inc.	59,728	735
Chesapeake Utilities Corp.	27,111	724
UNITILI Corp.	25,195	713
Green Mountain Power Corp.	24,664	711
Semco Energy Inc.	126,071	673
*Rural Cellular Corp. Class A	98,935	616
*Intrado Inc.	48,771	590
North Pittsburgh Systems, Inc.	23,565	583
Hector Communications Corp.	24,450	534
*Dobson Communications Corp.	297,210	511
Connecticut Water Services, Inc.	18,864	500
*Boston Communications Group, Inc.	52,407	484
Middlesex Water Co.	25,561	484
*US LEC Corp. Class A	132,092	422
D&E Communications, Inc.	33,679	406
*Triton PCS, Inc.	114,884	393
Maine&Maritimes Corp.	14,000	369
Hickory Tech Corp.	32,761	350
Warwick Valley Telephone Co.	15,419	347
*Hungarian Telephone and Cable Corp.	20,638	297
*FiberNet Telecom Group, Inc.	328,873	289
Shenandoah Telecommunications Co.	8,660	259
*Penn Octane Corp.	232,030	251
*Pac-West Telecom, Inc.	165,965	219
*McLeod USA Inc.	283,125	204
Atlantic Tele-Network, Inc.	4,278	139
*IDT Corp.	7,368	108
*Z-Tel Technologies, Inc.	45,628	78
*BayCorp Holdings, Ltd.	3,314	42
BIW Ltd.	1,900	38
*GoAmerica, Inc.	2,302	23
*Ormat Technologies Inc.	400	7
*XO Communications, Inc.	565	2
*Cap Rock Energy Corp.	33	1

		396,452

Other (4.3%)
*Berkshire Hathaway Inc. Class A	3,779	332,174
Hillenbrand Industries, Inc.	154,246	8,567
SPX Corp.	189,698	7,599
Wesco Financial Corp.	17,768	6,983
Teleflex Inc.	100,485	5,219
*Berkshire Hathaway Inc. Class B	1,742	5,115
Carlisle Co., Inc.	77,871	5,055
Trinity Industries, Inc.	117,890	4,018
Lancaster Colony Corp.	89,331	3,830
*McDermott International, Inc.	166,829	3,063
Walter Industries, Inc.	89,889	3,032
GenCorp, Inc.	103,847	1,928
*Sequa Corp. Class A	26,671	1,631
GenTek, Inc.	25,222	1,129
Raven Industries, Inc.	43,090	918

Vanguard Extended Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

Kaman Corp. Class A	70,344	890
*GP Strategies Corp.	60,760	453
*United Capital Corp.	19,642	445
*Foster Wheeler Ltd.	14,217	226
McRae Industries, Inc.	13,700	150
*Foster Wheeler Ltd. Class B Warrants Exp. 9/24/2007	284,354	92
*Lynch Corp.	4,600	67
*Sandston Corp.	12,600	1

		392,585

TOTAL COMMON STOCKS
(Cost $7,371,410)		9,186,017

TEMPORARY CASH INVESTMENTS (5.6%)(1)
Money Market Fund (5.6%)
Vanguard Market Liquidity Fund, 2.26%**	512,035,197	512,035

	Face
	Amount
	(000)

U.S. Government Obligation
U.S. Treasury Bill
(2)1.72%, 1/27/2005	$ 3,000	2,996

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $515,031)		515,031

TOTAL INVESTMENTS (105.4%)
(Cost $7,886,441)		9,701,048

OTHER ASSETS AND LIABILITIES--NET (-5.4%)		(497,307)

NET ASSETS (100%)		$ 9,203,741

* Non-income-producing security.

**Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

(1) The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 5.4%, respectively, of net assets.

(2)Security segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Index Fund and the Shareholders of Vanguard Extended Market Index Fund

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements (not presented herein) of Vanguard Extended Market Index Fund (a separate fund of Vanguard Index Fund), the “Fund” as of December 31, 2004, and for the year then ended and have issued our unqualified report thereon dated February 8, 2005. Our audit included an audit of the Fund’s schedule of investments as of December 31, 2004. This schedule of investments is the responsibility of the Fund’s management. Our responsibility is to express an opinion on this schedule of investments based on our audit.

In our opinion, the accompanying schedule of investments referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
Philadelphia, PA
February 8, 2005

Vanguard Total Stock Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

COMMON STOCKS (99.9%)(1)
Auto & Transportation (2.8%)
United Parcel Service, Inc.	4,304,932	$ 367,899
FedEx Corp.	1,145,811	112,851
Ford Motor Co.	6,717,756	98,348
General Motors Corp.	2,156,892	86,405
Harley-Davidson, Inc.	1,128,881	68,580
Burlington Northern Santa Fe Corp.	1,424,706	67,403
Union Pacific Corp.	991,636	66,688
Norfolk Southern Corp.	1,512,656	54,743
PACCAR, Inc.	663,998	53,439
Southwest Airlines Co.	2,986,625	48,622
CSX Corp.	820,776	32,897
Genuine Parts Co.	668,411	29,450
Expeditors International of Washington, Inc.	405,308	22,649
Delphi Corp.	2,143,605	19,335
C.H. Robinson Worldwide, Inc.	326,763	18,142
Lear Corp.	262,465	16,013
J.B. Hunt Transport Services, Inc.	309,038	13,860
*Navistar International Corp.	267,115	11,748
BorgWarner, Inc.	213,591	11,570
Polaris Industries, Inc.	165,878	11,283
Gentex Corp.	296,394	10,973
*Yellow Roadway Corp.	184,103	10,256
Dana Corp.	570,353	9,884
*The Goodyear Tire & Rubber Co.	671,738	9,848
CNF Inc.	195,005	9,770
*JetBlue Airways Corp.	395,515	9,184
Oshkosh Truck Corp.	130,988	8,957
*Landstar System, Inc.	116,130	8,552
*Laidlaw International Inc.	397,650	8,510
Overseas Shipholding Group Inc.	150,910	8,330
Thor Industries, Inc.	219,406	8,129
*TRW Automotive Holdings Corp.	379,120	7,848
Tidewater Inc.	218,292	7,773
Alexander & Baldwin, Inc.	163,222	6,924
Werner Enterprises, Inc.	304,318	6,890
*AMR Corp.	614,881	6,733
*Swift Transportation Co., Inc.	306,685	6,588
Heartland Express, Inc.	287,418	6,458
Florida East Coast Industries, Inc. Class A	141,773	6,394
Cooper Tire & Rubber Co.	287,229	6,190
American Axle & Manufacturing Holdings, Inc.	198,786	6,095
OMI Corp.	360,101	6,068
ArvinMeritor, Inc.	265,918	5,949
*General Maritime Corp.	147,673	5,900
Knight Transportation, Inc.	220,451	5,467
*EGL, Inc.	171,668	5,131
Winnebago Industries, Inc.	129,866	5,073
Arkansas Best Corp.	112,934	5,070
USF Corp.	129,935	4,931
Visteon Corp.	496,225	4,848
Overnite Corp.	129,836	4,835
*Old Dominion Freight Line, Inc.	127,826	4,448
Modine Manufacturing Co.	129,798	4,383
Wabtec Corp.	201,724	4,301
Skywest, Inc.	214,155	4,296
*Kirby Corp.	88,669	3,935

Vanguard Total Stock Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*Kansas City Southern	220,356	3,907
*Forward Air Corp.	81,844	3,658
*Alaska Air Group, Inc.	106,145	3,555
*Northwest Airlines Corp. Class A	324,704	3,549
*AirTran Holdings, Inc.	328,687	3,517
Bandag, Inc.	69,963	3,485
Sauer-Danfoss, Inc.	159,350	3,475
*Fleetwood Enterprises, Inc.	250,876	3,377
Superior Industries International, Inc.	112,731	3,275
*Delta Air Lines, Inc.	437,281	3,271
*Tenneco Automotive, Inc.	183,242	3,159
*Continental Airlines, Inc. Class B	227,649	3,082
*ExpressJet Holdings, Inc.	237,072	3,053
*Pacer International, Inc.	136,651	2,905
*Offshore Logistics, Inc.	89,209	2,897
*Aviall Inc.	125,121	2,874
*Wabash National Corp.	106,391	2,865
*SCS Transportation, Inc.	112,595	2,631
Marine Products Corp.	92,614	2,418
Titan International, Inc.	142,039	2,145
The Greenbrier Cos., Inc.	62,227	2,106
*Keystone Automotive Industries, Inc.	90,342	2,100
*RailAmerica, Inc.	159,194	2,077
Monaco Coach Corp.	98,448	2,025
*TBC Corp.	72,272	2,009
*Genesee&Wyoming Inc. Class A	68,056	1,914
*Strattec Security Corp.	29,898	1,872
Maritrans Inc.	100,752	1,831
*AAR Corp.	126,028	1,716
*Gulfmark Offshore, Inc.	75,965	1,692
*Pinnacle Airlines Corp.	114,761	1,600
*America West Holdings Corp. Class B	242,864	1,598
Arctic Cat, Inc.	57,473	1,524
*Impco Technologies Inc.	201,395	1,521
Spartan Motors, Inc.	122,774	1,465
Todd Shipyards Corp.	79,451	1,438
*Aftermarket Technology Corp.	84,841	1,366
*Mesa Air Group Inc.	165,333	1,313
*Covenant Transport, Inc.	62,229	1,296
*Quantum Fuel Systems Technologies Worldwide, Inc.	202,954	1,222
*Stoneridge, Inc.	79,864	1,208
Coachmen Industries, Inc.	69,463	1,206
*Marten Transport, Ltd.	47,378	1,077
*Miller Industries, Inc.	94,490	1,068
Standard Motor Products, Inc.	66,341	1,048
*Republic Airways Holdings Inc.	78,925	1,047
*MAIR Holdings, Inc.	112,180	1,032
*Dura Automotive Systems, Inc.	85,440	925
*Hayes Lemmerz International, Inc.	100,500	887
*Hub Group, Inc.	16,968	886
*Frontier Airlines, Inc.	75,840	865
*Collins & Aikman Corp.	196,931	859
Quixote Corp.	37,711	767
*Midwest Air Group Inc.	227,728	663
*P.A.M. Transportation Services, Inc.	31,547	592
*Trailer Bridge, Inc.	60,746	578
*Quality Distribution Inc.	62,750	530
*International Shipholding Corp.	30,961	461
*Tower Automotive, Inc.	178,291	426

Vanguard Total Stock Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*Seabulk International, Inc.	30,971	375
*Petroleum Helicopters, Inc.	11,915	299
*Allied Holdings, Inc.	89,635	260
*FLYI, Inc.	130,637	231
*Commercial Vehicle Group Inc.	10,305	225
*Central Freight Lines, Inc.	33,850	213
*Raytech Corp.	85,164	157
*Sports Resorts International, Inc.	44,544	128
*U.S. Xpress Enterprises, Inc.	4,000	117
*Conrad Industries, Inc.	35,745	83
Bandag, Inc. Class A	538	25
*Accessity Corp.	1,854	11

		1,571,878

Consumer Discretionary (16.8%)
Wal-Mart Stores, Inc.	16,305,739	861,269
Home Depot, Inc.	8,489,263	362,831
*Time Warner, Inc.	16,809,282	326,772
*eBay Inc.	2,524,627	293,564
Viacom Inc. Class B	6,290,031	228,894
The Walt Disney Co.	7,837,728	217,889
*The News Corp., Inc.	11,156,854	208,187
*Google Inc.	1,044,315	201,657
*Yahoo! Inc.	5,196,370	195,799
Target Corp.	3,488,705	181,168
Lowe's Cos., Inc.	3,002,644	172,922
Gillette Co.	3,830,123	171,513
McDonald's Corp.	4,809,952	154,207
Carnival Corp.	2,417,817	139,339
Kimberly-Clark Corp.	1,869,476	123,030
Liberty Media Corp.	11,150,084	122,428
*Starbucks Corp.	1,518,037	94,665
NIKE, Inc. Class B	1,005,863	91,222
Cendant Corp.	3,886,850	90,875
*DirecTV Group, Inc.	5,287,435	88,512
Costco Wholesale Corp.	1,761,369	85,268
Gannett Co., Inc.	1,040,767	85,031
Clear Channel Communications, Inc.	2,253,511	75,470
*IAC/InterActiveCorp	2,678,733	73,987
Best Buy Co., Inc.	1,240,739	73,725
The Gap, Inc.	3,438,178	72,614
*Electronic Arts Inc.	1,143,497	70,531
Avon Products, Inc.	1,806,022	69,893
*Amazon.com, Inc.	1,556,595	68,942
The McGraw-Hill Cos., Inc.	732,173	67,023
Waste Management, Inc.	2,218,454	66,421
Staples, Inc.	1,902,916	64,147
*Kohl's Corp.	1,300,779	63,959
*Las Vegas Sands Corp.	1,275,407	61,220
Omnicom Group Inc.	716,312	60,399
*Apollo Group, Inc. Class A	705,873	56,971
Marriott International, Inc. Class A	874,307	55,064
Yum! Brands, Inc.	1,118,852	52,787
Tribune Co.	1,217,612	51,310
*Fox Entertainment Group, Inc. Class A	1,633,900	51,076
TJX Cos., Inc.	1,925,265	48,382
Starwood Hotels &Resorts Worldwide, Inc.	796,381	46,509
International Game Technology	1,334,938	45,895

Vanguard Total Stock Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

J.C. Penney Co., Inc. (Holding Co.)	1,100,897	45,577
*Bed Bath & Beyond, Inc.	1,141,569	45,469
Sears, Roebuck & Co.	814,064	41,542
*Coach, Inc.	719,940	40,605
Royal Caribbean Cruises, Ltd.	742,937	40,445
Federated Department Stores, Inc.	670,721	38,761
*MGM Mirage, Inc.	530,868	38,615
*Sirius Satellite Radio, Inc.	4,816,693	36,848
Limited Brands, Inc.	1,580,462	36,382
*Univision Communications Inc.	1,237,313	36,216
Washington Post Co. Class B	36,601	35,980
Eastman Kodak Co.	1,096,338	35,357
*Kmart Holding Corp.	343,000	33,940
Hilton Hotels Corp.	1,472,625	33,487
*VeriSign, Inc.	977,390	32,762
May Department Stores Co.	1,113,095	32,725
Harman International Industries, Inc.	252,095	32,016
Mattel, Inc.	1,584,374	30,879
E.W. Scripps Co. Class A	622,949	30,076
R.R. Donnelley & Sons Co.	838,161	29,579
*XM Satellite Radio Holdings, Inc.	782,194	29,426
*AutoZone Inc.	318,187	29,054
Cintas Corp.	655,041	28,730
Harrah's Entertainment, Inc.	428,291	28,648
EchoStar Communications Corp. Class A	828,650	27,544
*Fisher Scientific International Inc.	439,687	27,428
*Liberty Media International Inc. Class A	591,897	27,363
Black&Decker Corp.	306,667	27,088
Dollar General Corp.	1,287,302	26,737
Newell Rubbermaid, Inc.	1,051,728	25,441
Nordstrom, Inc.	540,335	25,250
*Caesars Entertainment, Inc.	1,184,932	23,865
VF Corp.	421,244	23,328
*Mohawk Industries, Inc.	255,264	23,293
New York Times Co. Class A	561,679	22,916
*Interpublic Group of Cos., Inc.	1,614,929	21,640
Estee Lauder Cos. Class A	467,676	21,406
CDW Corp.	318,137	21,108
*Wynn Resorts Ltd.	315,286	21,099
Leggett & Platt, Inc.	734,370	20,878
*Office Depot, Inc.	1,196,780	20,776
RadioShack Corp.	615,327	20,232
Family Dollar Stores, Inc.	643,859	20,108
Knight Ridder	298,862	20,006
*AutoNation, Inc.	1,023,742	19,666
PETsMART, Inc.	552,813	19,641
Republic Services, Inc. Class A	580,924	19,484
Robert Half International, Inc.	658,345	19,375
Aramark Corp. Class B	714,333	18,937
*Pixar, Inc.	215,249	18,427
Mandalay Resort Group	258,265	18,190
Tiffany & Co.	560,987	17,935
Fastenal Co.	290,380	17,876
Jones Apparel Group, Inc.	483,377	17,677
Whirlpool Corp.	254,006	17,580
Liz Claiborne, Inc.	412,183	17,398
Darden Restaurants Inc.	615,928	17,086
Wendy's International, Inc.	434,538	17,060
Abercrombie & Fitch Co.	363,063	17,046

Vanguard Total Stock Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*Lamar Advertising Co. Class A	397,088	16,987
Alberto-Culver Co. Class B	346,920	16,850
*Toys R Us, Inc.	818,307	16,751
Ross Stores, Inc.	578,585	16,704
Manpower Inc.	344,713	16,650
*Weight Watchers International, Inc.	405,306	16,646
Polo Ralph Lauren Corp.	385,095	16,405
*Career Education Corp.	391,743	15,670
Michaels Stores, Inc.	522,306	15,654
*Getty Images, Inc.	226,865	15,620
*ChoicePoint Inc.	339,105	15,595
*Williams-Sonoma, Inc.	444,772	15,585
*Chico's FAS, Inc.	341,076	15,529
International Flavors & Fragrances, Inc.	360,437	15,441
ServiceMaster Co.	1,112,838	15,346
The Stanley Works	312,451	15,307
*Iron Mountain, Inc.	494,508	15,078
Foot Locker, Inc.	556,343	14,982
*DreamWorks Animation SKG, Inc.	398,538	14,949
*Hewitt Associates, Inc.	460,890	14,753
*Monster Worldwide Inc.	435,646	14,655
Dex Media, Inc.	575,460	14,363
Boyd Gaming Corp.	333,139	13,875
*Urban Outfitters, Inc.	307,947	13,673
Station Casinos, Inc.	248,947	13,612
Hasbro, Inc.	674,790	13,077
Viacom Inc. Class A	350,956	13,013
*Brinker International, Inc.	368,710	12,931
American Eagle Outfitters, Inc.	274,197	12,915
Outback Steakhouse	281,906	12,906
The McClatchy Co. Class A	177,678	12,759
*Dollar Tree Stores, Inc.	440,915	12,645
Circuit City Stores, Inc.	805,570	12,599
*Advance Auto Parts, Inc.	283,167	12,369
*CarMax, Inc.	397,966	12,357
GTECH Holdings Corp.	451,516	11,717
Sabre Holdings Corp.	525,185	11,638
Belo Corp. Class A	442,530	11,612
The Neiman Marcus Group, Inc. Class A	160,674	11,495
Regal Entertainment Group Class A	549,791	11,408
*Allied Waste Industries, Inc.	1,217,329	11,297
Metro-Goldwyn-Mayer Inc.	910,029	10,811
International Speedway Corp.	203,912	10,767
*Activision, Inc.	529,474	10,685
OfficeMax, Inc.	336,576	10,562
Meredith Corp.	192,040	10,409
*Tech Data Corp.	222,006	10,079
*Westwood One, Inc.	372,118	10,021
The Corporate Executive Board Co.	149,335	9,996
Reebok International Ltd.	226,308	9,958
*Cogent Inc.	298,848	9,862
*The Cheesecake Factory	297,501	9,660
*Service Corp. International	1,292,047	9,626
*Gemstar-TV Guide International, Inc.	1,622,280	9,604
*O'Reilly Automotive, Inc.	210,860	9,499
MSC Industrial Direct Co., Inc. Class A	262,681	9,451
*Penn National Gaming, Inc.	155,198	9,397
*Columbia Sportswear Co.	155,245	9,254
*Education Management Corp.	279,127	9,214

Vanguard Total Stock Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*Copart, Inc.	344,419	9,065
*PETCO Animal Supplies, Inc.	220,294	8,697
Harte-Hanks, Inc.	334,059	8,679
*Barnes & Noble, Inc.	268,054	8,650
The Brink's Co.	217,197	8,584
*West Corp.	258,295	8,552
*Marvel Enterprises Inc.	417,102	8,542
*Timberland Co.	133,522	8,368
Applebee's International, Inc.	315,627	8,348
*ITT Educational Services, Inc.	174,951	8,319
John Wiley&Sons Class A	237,504	8,275
Dillard's Inc.	306,093	8,225
*Convergys Corp.	545,697	8,180
*Citadel Broadcasting Corp.	503,784	8,151
*Rent-A-Center, Inc.	302,903	8,027
*Scientific Games Corp.	334,498	7,974
*Tempur-Pedic International Inc.	374,410	7,937
Saks Inc.	546,807	7,934
Lee Enterprises, Inc.	172,082	7,930
Regis Corp.	169,532	7,824
CBRL Group, Inc.	186,700	7,813
*BJ's Wholesale Club, Inc.	267,053	7,779
*Laureate Education Inc.	175,123	7,721
Adesa, Inc.	363,476	7,713
Snap-On Inc.	222,930	7,660
The Toro Co.	93,288	7,589
Claire's Stores, Inc.	355,732	7,559
Borders Group, Inc.	297,233	7,550
Choice Hotel International, Inc.	127,909	7,419
*R.H. Donnelley Corp.	119,947	7,083
*Entercom Communications Corp.	195,699	7,024
*Valassis Communications, Inc.	198,601	6,953
*Earthlink, Inc.	603,385	6,951
*Fossil, Inc.	269,689	6,915
*Sonic Corp.	226,511	6,909
Nu Skin Enterprises, Inc.	266,240	6,757
*Quiksilver, Inc.	223,608	6,661
American Greetings Corp. Class A	261,255	6,623
Pier 1 Imports Inc.	335,146	6,602
IKON Office Solutions, Inc.	567,519	6,561
*Pacific Sunwear of California, Inc.	293,965	6,544
SCP Pool Corp.	204,641	6,528
*Corinthian Colleges, Inc.	345,954	6,519
Speedway Motorsports, Inc.	166,284	6,515
Maytag Corp.	301,693	6,366
*The Yankee Candle Co., Inc.	190,765	6,330
*Aeropostale, Inc.	214,324	6,308
*Waste Connections, Inc.	184,104	6,306
Ruby Tuesday, Inc.	241,591	6,301
*Gaylord Entertainment Co.	151,650	6,298
*CNET Networks, Inc.	550,202	6,179
bebe stores, inc.	224,394	6,054
*Take-Two Interactive Software, Inc.	172,333	5,995
*Zale Corp.	199,134	5,948
*Travelzoo, Inc.	62,171	5,933
Catalina Marketing Corp.	200,013	5,926
Talbots Inc.	217,079	5,911
*United Stationers, Inc.	127,404	5,886
Strayer Education, Inc.	53,500	5,874

Vanguard Total Stock Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*InfoSpace, Inc.	122,916	5,845
*Ask Jeeves, Inc.	217,794	5,826
*Shuffle Master, Inc.	123,603	5,822
Grey Global Group Inc.	5,279	5,807
Media General, Inc. Class A	88,856	5,759
Ethan Allen Interiors, Inc.	143,170	5,730
Journal Communications, Inc.	317,048	5,729
*AnnTaylor Stores Corp.	264,338	5,691
*Cabela's Inc.	248,496	5,651
*Scholastic Corp.	152,278	5,628
*CEC Entertainment Inc.	140,654	5,622
Blockbuster Inc. Class A	589,024	5,619
*Martha Stewart Living Omnimedia, Inc.	192,829	5,596
*P.F. Chang's China Bistro, Inc.	99,285	5,595
Domino's Pizza, Inc.	309,700	5,513
*Tractor Supply Co.	146,938	5,468
*Corrections Corp. of America REIT	134,819	5,453
*Argosy Gaming Co.	116,303	5,431
*Wesco International, Inc.	182,482	5,409
*Aztar Corp.	153,538	5,362
*Big Lots Inc.	441,282	5,353
*Electronics Boutique Holdings Corp.	123,689	5,311
Furniture Brands International Inc.	211,496	5,298
Reader's Digest Association, Inc.	379,775	5,283
United Auto Group, Inc.	177,706	5,258
Hearst-Argyle Television Inc.	197,712	5,216
Hollinger International, Inc.	332,398	5,212
*Sirva Inc.	270,079	5,191
Blyth, Inc.	175,264	5,181
*Jack in the Box Inc.	140,172	5,168
*Overstock.com, Inc.	74,702	5,154
*Guitar Center, Inc.	96,366	5,078
*Coldwater Creek Inc.	160,139	4,943
*MPS Group, Inc.	402,930	4,940
*Texas Roadhouse, Inc.	167,080	4,937
*Resources Connection, Inc.	89,439	4,857
*Tuesday Morning Corp.	157,683	4,830
*Linens 'n Things, Inc.	194,085	4,813
ADVO, Inc.	134,976	4,812
*Navigant Consulting, Inc.	180,026	4,789
*United Natural Foods, Inc.	151,380	4,708
Wolverine World Wide, Inc.	149,756	4,705
*WMS Industries, Inc.	140,265	4,704
Aaron Rents, Inc. Class B	186,823	4,671
*Panera Bread Co.	115,546	4,659
*Arbitron Inc.	118,651	4,649
*GameStop Corp.	206,256	4,612
*DeVry, Inc.	265,228	4,604
Rollins, Inc.	174,605	4,596
Tupperware Corp.	220,987	4,579
*Men's Wearhouse, Inc.	142,363	4,550
*Priceline.com, Inc.	192,737	4,547
*Dick's Sporting Goods, Inc.	128,242	4,508
Matthews International Corp.	122,213	4,497
*Life Time Fitness, Inc.	169,108	4,377
*Universal Technical Institute Inc.	114,488	4,364
*Too Inc.	178,095	4,356
*99 Cents Only Stores	265,926	4,297
*The Children's Place Retail Stores, Inc.	115,498	4,277

Vanguard Total Stock Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

K-Swiss, Inc.	145,926	4,249
*Jarden Corp.	97,400	4,231
The Nautilus Group, Inc.	175,032	4,231
*Global Imaging Systems, Inc.	106,911	4,223
Banta Corp.	93,683	4,193
*DoubleClick Inc.	533,994	4,154
*THQ Inc.	180,885	4,149
Phillips-Van Heusen Corp.	153,360	4,141
*Radio One, Inc.	250,571	4,034
*Emmis Communications, Inc.	208,272	3,997
*Red Robin Gourmet Burgers	73,051	3,906
*Rare Hospitality International Inc.	122,016	3,887
Ameristar Casinos, Inc.	89,794	3,871
Kelly Services, Inc. Class A	127,851	3,859
ABM Industries Inc.	195,346	3,852
*Stein Mart, Inc.	225,697	3,850
Callaway Golf Co.	278,713	3,763
*School Specialty, Inc.	96,203	3,710
The Pep Boys (Manny, Moe&Jack)	216,489	3,695
*Heidrick&Struggles International, Inc.	106,930	3,664
*Helen of Troy Ltd.	108,309	3,640
World Fuel Services Corp.	73,034	3,637
*USANA Health Sciences, Inc.	106,102	3,629
*CMGI Inc.	1,415,182	3,609
*Genesco, Inc.	115,849	3,608
*The Sports Authority, Inc.	138,485	3,566
*Stage Stores, Inc.	85,443	3,548
Kellwood Co.	101,602	3,505
*Papa John's International, Inc.	101,465	3,494
*RC2 Corp.	106,608	3,475
*Consolidated Graphics, Inc.	75,227	3,453
Burlington Coat Factory Warehouse Corp.	151,757	3,445
G&K Services, Inc. Class A	78,797	3,421
*Charming Shoppes, Inc.	362,847	3,400
Oakley, Inc.	266,058	3,392
Mannatech, Inc.	178,008	3,389
*New York&Co., Inc.	204,400	3,377
Big 5 Sporting Goods Corp.	115,712	3,372
IHOP Corp.	80,196	3,359
Bob Evans Farms, Inc.	127,606	3,336
*Journal Register Co.	172,536	3,335
*Tetra Tech, Inc.	198,621	3,325
*ShopKo Stores, Inc.	177,024	3,307
Watson Wyatt&Co. Holdings	121,760	3,281
*Central Garden and Pet Co.	78,526	3,278
*Teletech Holdings Inc.	337,435	3,270
*Select Comfort Corp.	180,461	3,237
Finish Line, Inc.	174,542	3,194
Oxford Industries, Inc.	77,272	3,191
*Insight Enterprises, Inc.	154,515	3,171
*PRIMEDIA Inc.	833,727	3,168
*Payless ShoeSource, Inc.	254,470	3,130
*Charles River Associates Inc.	66,616	3,116
*Labor Ready, Inc.	183,720	3,109
Viad Corp.	107,235	3,055
*MAXIMUS, Inc.	97,756	3,042
*Leapfrog Enterprises, Inc.	222,799	3,030
*Blue Nile Inc.	109,505	3,025
*Hot Topic, Inc.	175,254	3,013

Vanguard Total Stock Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

Cato Corp. Class A	104,218	3,004
*Cost Plus, Inc.	93,356	3,000
*ValueClick, Inc.	223,934	2,985
La-Z-Boy Inc.	193,105	2,968
*FTI Consulting, Inc.	140,232	2,955
*Cumulus Media Inc.	195,640	2,950
Fred's, Inc.	169,098	2,942
*Playtex Products, Inc.	367,447	2,936
Landry's Restaurants, Inc.	100,904	2,932
*Navarre Corp.	166,470	2,930
*The Advisory Board Co.	77,794	2,869
Liberty Corp.	65,257	2,869
*Krispy Kreme Doughnuts, Inc.	226,121	2,849
*Coinstar, Inc.	105,775	2,838
*Dollar Thrifty Automotive Group, Inc.	93,381	2,820
*Ventiv Health, Inc.	137,499	2,794
*Brightpoint, Inc.	142,127	2,777
*ProQuest Co.	93,403	2,774
Handleman Co.	128,663	2,764
*California Pizza Kitchen, Inc.	120,121	2,763
*The Warnaco Group, Inc.	127,076	2,745
*Bright Horizons Family Solutions, Inc.	42,013	2,721
*Vail Resorts Inc.	120,619	2,704
*Lakes Entertainment, Inc.	164,423	2,678
*Midway Games Inc.	254,621	2,674
*CSK Auto Corp.	159,610	2,672
*Ryan's Restaurant Group, Inc.	172,543	2,661
*Wireless Facilities, Inc.	281,318	2,656
*United Online, Inc.	229,236	2,643
*Central European Distribution Corp.	89,094	2,632
*Hollywood Entertainment Corp.	199,548	2,612
*Carter's, Inc.	76,800	2,610
*Build-A-Bear-Workshop, Inc.	74,200	2,608
*NetFlix.com, Inc.	210,562	2,596
*CKE Restaurants Inc.	176,664	2,563
*Alliance Gaming Corp.	184,897	2,553
*Charter Communications, Inc.	1,139,384	2,552
*Vertrue Inc.	67,111	2,535
*Group 1 Automotive, Inc.	80,095	2,523
*Korn/Ferry International	121,586	2,523
Cherokee Inc.	70,599	2,491
*Amerco, Inc.	54,135	2,489
Jackson Hewitt Tax Service Inc.	98,500	2,487
Russell Corp.	125,938	2,453
*Radio One, Inc. Class D	152,170	2,453
*MarketWatch Inc.	135,273	2,435
*Crown Media Holdings, Inc.	280,284	2,410
*K2 Inc.	151,196	2,401
*Great Wolf Resorts, Inc.	107,299	2,397
Kenneth Cole Productions, Inc.	77,437	2,390
*Jos. A. Bank Clothiers, Inc.	84,335	2,387
*Del Laboratories, Inc.	68,636	2,385
Chemed Corp.	35,287	2,368
*EZCORP, Inc.	152,209	2,346
Pulitzer, Inc.	36,144	2,344
Christopher&Banks Corp.	125,073	2,308
*Clark, Inc.	148,184	2,300
*Cox Radio, Inc.	139,505	2,299
*Geo Group Inc.	86,350	2,295

Vanguard Total Stock Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*Revlon, Inc. Class A	994,675	2,288
*America's Car-Mart, Inc.	59,718	2,269
Pre-Paid Legal Services, Inc.	60,409	2,268
Stamps.com Inc.	141,755	2,245
Lone Star Steakhouse&Saloon, Inc.	80,107	2,243
Churchill Downs, Inc.	50,042	2,237
Movie Gallery, Inc.	116,521	2,222
Movado Group, Inc.	118,812	2,216
*Dave&Busters, Inc.	109,541	2,213
*ValueVision Media, Inc.	159,030	2,212
Brown Shoe Co., Inc.	73,952	2,206
*Clean Harbors Inc.	146,004	2,202
*Hartmarx Corp.	282,132	2,192
*LodgeNet Entertainment Corp.	123,326	2,182
*Jo-Ann Stores, Inc.	78,533	2,163
*CoStar Group, Inc.	46,645	2,154
World Wrestling Entertainment, Inc.	175,401	2,128
Gevity HR, Inc.	103,233	2,122
*Multimedia Games Inc.	134,644	2,122
*The Dress Barn, Inc.	120,179	2,115
*Educate, Inc.	159,398	2,110
*Lifeline Systems, Inc.	81,885	2,109
*A.C. Moore Arts&Crafts, Inc.	73,179	2,108
*Guess ?, Inc.	166,939	2,095
Renaissance Learning, Inc.	112,795	2,093
*Forrester Research, Inc.	116,295	2,086
*Entravision Communications Corp.	248,622	2,076
American Woodmark Corp.	47,054	2,055
Sonic Automotive, Inc.	82,256	2,040
*J. Jill Group, Inc.	134,678	2,005
*Brookstone, Inc.	102,568	2,005
*Six Flags, Inc.	373,044	2,003
*Casella Waste Systems, Inc.	136,592	2,000
*The Gymboree Corp.	155,635	1,995
*Rubio's Restaurants, Inc.	163,692	1,986
*infoUSA Inc.	176,480	1,975
*Cross Country Healthcare, Inc.	108,841	1,968
*Skechers U.S.A., Inc.	149,772	1,941
*AFC Enterprises, Inc.	81,688	1,932
Sinclair Broadcast Group, Inc.	206,929	1,906
CDI Corp.	88,608	1,894
*Marchex, Inc.	89,737	1,884
*Pinnacle Entertainment, Inc.	95,255	1,884
*Stewart Enterprises, Inc. Class A	266,282	1,861
*1-800 CONTACTS, Inc.	84,543	1,860
*Isle of Capri Casinos, Inc.	72,507	1,860
The Neiman Marcus Group, Inc. Class B	27,740	1,853
*Lin TV Corp.	96,988	1,852
*Water Pik Technologies, Inc.	103,872	1,842
Gray Television, Inc.	118,174	1,832
*LookSmart, Ltd.	823,501	1,803
*Young Broadcasting Inc.	170,673	1,802
Thomas Nelson, Inc.	79,590	1,799
Angelica Corp.	65,253	1,765
*Insurance Auto Auctions, Inc.	78,378	1,757
Stanley Furniture Co., Inc.	39,067	1,756
Central Parking Corp.	115,837	1,755
Blair Corp.	49,134	1,752
*PDI, Inc.	78,397	1,747

Vanguard Total Stock Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*24/7 Real Media, Inc.	402,483	1,743
Triarc Cos., Inc. Class B	141,030	1,729
The Buckle, Inc.	58,260	1,719
*MarineMax, Inc.	56,776	1,690
*Benihana Inc. Class A	103,826	1,687
*Spanish Broadcasting System, Inc.	158,797	1,677
Bowne&Co., Inc.	103,098	1,676
*Insight Communications Co., Inc.	180,416	1,672
Dover Motorsports, Inc.	290,163	1,663
*AMN Healthcare Services, Inc.	104,348	1,660
*Perry Ellis International Corp.	80,879	1,646
*Fisher Communications, Inc.	33,596	1,642
*Midas Inc.	81,636	1,633
The Marcus Corp.	64,800	1,629
*Beasley Broadcast Group, Inc.	92,729	1,626
*Century Business Services, Inc.	372,686	1,625
Bassett Furniture Industries, Inc.	82,065	1,611
Russ Berrie and Co., Inc.	69,035	1,577
*Nexstar Broadcasting Group, Inc.	170,933	1,576
*Volt Information Sciences Inc.	53,375	1,569
The Stride Rite Corp.	140,328	1,567
*Spherion Corp.	185,185	1,556
*Steak n Shake Co.	76,851	1,543
*Syms Corp.	126,348	1,535
*GSI Commerce, Inc.	85,696	1,524
*JAMDAT Mobile Inc.	73,500	1,518
*O'Charley's Inc.	76,743	1,500
*Deckers Outdoor Corp.	31,900	1,499
*Elizabeth Arden, Inc.	62,958	1,495
Dover Downs Gaming&Entertainment, Inc.	113,747	1,490
Action Performance Cos., Inc.	133,843	1,471
*Salem Communications Corp.	58,940	1,471
*1-800-FLOWERS.COM, Inc.	174,835	1,470
*Pegasus Solutions Inc.	116,584	1,469
*Sharper Image Corp.	77,145	1,454
*Worldwide Restaurant Concepts Inc.	353,461	1,439
National Presto Industries, Inc.	31,468	1,432
*Saga Communications, Inc.	84,551	1,425
*NetRatings, Inc.	74,170	1,422
*TiVo Inc.	240,755	1,413
Carmike Cinemas, Inc.	38,644	1,411
*JAKKS Pacific, Inc.	63,783	1,410
*Hibbett Sporting Goods, Inc.	52,743	1,403
*aQuantive, Inc.	154,707	1,383
*Navigant International, Inc.	113,158	1,377
*West Marine, Inc.	55,157	1,365
*SM&A Corp.	159,459	1,360
*4Kids Entertainment Inc.	64,105	1,347
*Learning Tree International, Inc.	100,359	1,345
*Retail Ventures, Inc.	189,031	1,342
*Kforce Inc.	120,539	1,338
*iVillage Inc.	213,125	1,317
Sturm, Ruger&Co., Inc.	144,744	1,307
*FindWhat.com	73,584	1,305
*MTR Gaming Group Inc.	123,150	1,300
*Greenfield Online, Inc.	58,803	1,293
*Casual Male Retail Group, Inc.	236,142	1,287
Traffix, Inc.	202,640	1,287
*Administaff, Inc.	101,664	1,282

Vanguard Total Stock Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*Steven Madden, Ltd.	67,423	1,272
*Perficient, Inc.	187,475	1,230
*Trans World Entertainment Corp.	96,664	1,205
*Pfsweb Inc.	419,675	1,191
*Checkers Drive-In Restaurants, Inc.	88,828	1,190
*Cache, Inc.	65,990	1,189
*The Pantry, Inc.	38,974	1,173
*Charlotte Russe Holding Inc.	116,007	1,172
*S&K Famous Brands Inc.	71,658	1,169
Libbey, Inc.	52,234	1,160
Courier Corp.	22,176	1,151
*Universal Electronics, Inc.	63,666	1,121
*Steinway Musical Instruments Inc.	38,650	1,119
Allen Organ Co.	15,974	1,100
*Hampshire Group, Ltd.	34,729	1,094
The Topps Co., Inc.	111,554	1,088
*SOURCECORP, Inc.	56,000	1,070
Goody's Family Clothing	117,010	1,069
Superior Uniform Group, Inc.	71,397	1,067
Advanced Marketing Services	105,223	1,059
*Playboy Enterprises, Inc. Class B	86,037	1,057
*Alloy, Inc.	130,383	1,052
*Medical Staffing Network Holdings, Inc.	128,184	1,050
*Department 56 Inc.	62,888	1,047
*Candie's, Inc.	193,582	1,045
*Innotrac Corp.	122,430	1,042
Startek, Inc.	36,479	1,038
*Pegasus Communications Corp.	109,544	1,029
Oshkosh B' Gosh, Inc. Class A	47,732	1,021
UniFirst Corp.	36,057	1,020
*SITEL Corp.	407,891	1,003
*Greg Manning Auctions, Inc.	80,550	997
*ParkerVision, Inc.	111,567	993
*DiamondCluster International, Inc.	69,255	992
*Harris Interactive Inc.	124,339	982
*Asbury Automotive Group, Inc.	70,665	974
*Alderwoods Group, Inc.	85,558	974
*Kirkland's, Inc.	77,873	957
*Paxson Communications Corp.	684,988	945
*Bally Total Fitness Holding Corp.	222,848	945
*iPass Inc.	127,408	943
*Friendly Ice Cream Corp.	112,143	942
*Century Casinos, Inc.	102,732	938
*The Princeton Review, Inc.	151,942	934
*Source Interlink Cos., Inc.	69,769	927
Blockbuster Inc. Class B	104,887	924
*Cornell Companies, Inc.	60,116	913
*The Boyds Collection, Ltd.	206,627	909
Lawson Products, Inc.	18,012	908
*Shoe Carnival, Inc.	69,700	906
Cadmus Communications	70,686	905
Triarc Cos., Inc. Class A	69,353	902
*Hudson Highland Group, Inc.	31,113	896
*First Consulting Group, Inc.	144,057	880
*Mothers Work, Inc.	63,506	865
*Lazare Kaplan International, Inc.	90,848	864
*PC Connection, Inc.	90,435	861
*Lightbridge, Inc.	141,777	856
*Rentrak Corp.	67,069	840

Vanguard Total Stock Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*eMerge Interactive, Inc.	527,533	839
*Verticalnet, Inc.	515,437	830
L.S. Starrett Co. Class A	40,264	829
*Bombay Co.	147,577	816
*Enesco Group, Inc.	100,183	809
*Carriage Services, Inc.	163,114	806
*Monro Muffler Brake, Inc.	31,583	799
Lithia Motors, Inc.	29,616	794
*Nashua Corp.	68,715	781
*Exponent, Inc.	28,234	776
*Buca, Inc.	110,676	770
Hancock Fabrics, Inc.	74,026	768
*Digital Generation Systems	612,915	766
Haverty Furniture Cos., Inc.	40,999	758
*Luby's, Inc.	99,746	748
*On Assignment, Inc.	143,765	746
*Digital Theater Systems Inc.	36,792	741
*Cenveo Inc.	235,760	731
*LECG Corp.	39,122	730
*Conn's, Inc.	42,943	722
*Applica Inc.	118,109	715
*Trump Hotels&Casino Resorts, Inc.	348,413	704
*Total Entertainment Restaurant Corp.	58,388	696
*Party City Corp.	52,966	685
Fedders Corp.	186,089	674
CPI Corp.	48,991	666
*The Smith&Wollensky Restaurant Group, Inc.	123,825	665
*SPEEDUS Corp.	229,449	652
*Wyndham International, Inc. Class A	545,030	649
*Atari, Inc.	219,969	645
*Regent Communications, Inc.	121,034	641
*Daily Journal Corp.	17,275	641
Deb Shops, Inc.	25,240	632
*Metro One Telecommunications, Inc.	387,463	616
*Franklin Electronic Publishers, Inc.	138,940	606
*Strategic Distribution, Inc.	45,172	603
Saucony Inc.	21,800	593
*Tweeter Home Entertainment Group, Inc.	85,465	585
*BJ's Restaurants Inc.	41,352	579
ARK Restaurants Corp.	14,376	564
*Internap Network Services Corp.	605,942	564
Inter Parfums, Inc.	35,422	563
*Systemax Inc.	76,352	560
*Empire Resorts Inc.	49,700	554
*LKQ Corp.	27,055	543
Haggar Corp.	23,100	542
*PLATO Learning, Inc.	72,683	541
CSS Industries, Inc.	16,716	531
*Management Network Group Inc.	219,990	517
*Correctional Services Corp.	178,160	517
*Raindance Communications, Inc.	220,818	512
*Oneida Ltd.	165,390	506
*Autobytel Inc.	81,924	495
Weyco Group, Inc.	11,130	493
*Big Dog Holdings, Inc.	74,820	492
*Drugstore.com, Inc.	143,102	487
*NIC Inc.	95,015	483
*ICT Group, Inc.	45,209	439
*Gander Mountain Co.	34,133	438

Vanguard Total Stock Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*Main Street Restaurant Group Inc.	269,429	431
*Emerson Radio Corp.	113,213	425
*Neoforma, Inc.	54,950	423
Schawk, Inc.	22,689	412
ILX Resorts Inc.	39,976	407
Rock of Ages Corp.	53,900	393
*Interstate Hotels&Resorts, Inc.	73,153	392
*Concord Camera Corp.	169,405	388
*Monarch Casino&Resort, Inc.	9,000	365
*Salton, Inc.	64,300	364
*APAC Teleservices, Inc.	202,268	352
*Onvia.com, Inc.	54,357	344
*Restoration Hardware, Inc.	58,833	338
*The Wet Seal, Inc. Class A	147,554	335
*Register.com, Inc.	52,578	334
*PriceSmart, Inc.	42,940	325
Knape&Vogt Manufacturing Co.	24,296	319
*Edgewater Technology, Inc.	63,366	310
*Medialink Worldwide, Inc.	85,915	301
Stephan Co.	69,807	297
*Nobel Learning Communities, Inc.	37,450	282
*Synagro Technologies Inc.	91,290	278
*GameStop Corp. Class B	12,367	277
*Gartner, Inc. Class B	21,667	266
*Gadzooks, Inc.	277,226	263
*COMFORCE Corp.	95,492	263
*Brillian Corp.	75,863	262
*Rainmaker Systems, Inc.	198,962	247
*Spherix Inc.	72,961	237
Aaron Rents, Inc.	10,125	229
*Digital Impact, Inc.	159,209	226
*Cellstar Corp.	49,675	221
*Gallery of History, Inc.	56,902	219
*eCOST.com Inc.	13,500	216
*Whitehall Jewellers, Inc.	26,872	215
Ambassadors Group, Inc.	5,859	209
*Catalina Lighting, Inc.	23,200	201
*VCampus Corp.	88,198	186
*National Technical Systems, Inc.	35,797	179
*Wilsons The Leather Experts Inc.	45,798	179
*EasyLink Services Corp.	123,311	178
*Vermont Teddy Bear Co., Inc.	23,137	149
*Finlay Enterprises, Inc.	7,467	148
*Benihana Inc.	8,400	136
*REX Stores Corp.	6,324	96
*America Online Latin America, Inc.	125,763	94
*Mayor's Jeweler's, Inc.	151,566	94
*News Corp., Inc., Class B	4,600	88
*WPT Enterprises Inc.	4,800	82
Star Buffet, Inc.	12,736	75
*Interep National Radio Sales, Inc.	98,600	74
*Ultimate Electronics, Inc.	50,994	63
Escalade, Inc.	4,400	59
*PriceSmart, Inc. Rights Exp. 1/21/2005	42,940	44
*Protection One, Inc.	113,561	43
*Hanover Direct, Inc.	22,898	31
*Rush Enterprises, Inc. Class B	1,705	30
*LQ Corp. Inc.	15,985	29
*Geerlings&Wade Inc.	30,636	28

Vanguard Total Stock Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*Fresh Choice, Inc.	43,708	17
*Major Automotive Cos., Inc.	17,395	15
*DGSE Companies, Inc.	4,000	11
*Visual Data Corp.	5,529	10
Bush Industries, Inc. Escrow	135,417	7
*Provo International Inc.	35,123	6
*CTI Industries Corp.	2,904	4
*IAC Interactivecorp 1.99% Cvt. Pfd.	76	4
*Headway Corporate Resources, Inc.	152,392	1
*IAC InterActiveCorp Warrants Exp. 2/4/2009	38	1

		9,552,202

Consumer Staples (6.5%)
The Procter&Gamble Co.	9,709,328	534,790
Altria Group, Inc.	7,836,210	478,792
The Coca-Cola Co.	9,338,930	388,780
PepsiCo, Inc.	6,469,811	337,724
Kraft Foods Inc.	6,530,693	232,558
Anheuser-Busch Cos., Inc.	3,059,207	155,194
Walgreen Co.	3,913,032	150,143
Colgate-Palmolive Co.	2,028,229	103,764
Sysco Corp.	2,442,139	93,216
Sara Lee Corp.	3,018,484	72,866
General Mills, Inc.	1,454,982	72,327
Kellogg Co.	1,564,722	69,880
CVS Corp.	1,519,839	68,499
ConAgra Foods, Inc.	2,021,565	59,535
Wm. Wrigley Jr. Co.	859,244	59,451
Hershey Foods Corp.	985,509	54,735
H.J. Heinz Co.	1,346,958	52,518
*The Kroger Co.	2,850,135	49,991
The Clorox Co.	811,646	47,830
Campbell Soup Co.	1,570,692	46,948
Reynolds American Inc.	567,122	44,576
Coca-Cola Enterprises, Inc.	1,798,662	37,502
*Safeway, Inc.	1,707,258	33,701
Albertson's, Inc.	1,403,608	33,518
UST, Inc.	634,552	30,528
The Pepsi Bottling Group, Inc.	991,948	26,822
Tyson Foods, Inc.	1,349,081	24,823
Brown-Forman Corp. Class B	464,782	22,626
Whole Foods Market, Inc.	236,534	22,554
McCormick&Co., Inc.	526,143	20,309
*Dean Foods Co.	603,807	19,895
*Constellation Brands, Inc. Class A	410,453	19,090
SuperValu Inc.	520,209	17,958
Hormel Foods Corp.	530,649	16,636
*Smithfield Foods, Inc.	423,605	12,534
PepsiAmericas, Inc.	525,523	11,162
Adolph Coors Co. Class B	143,165	10,833
J.M. Smucker Co.	226,860	10,678
*7-Eleven, Inc.	430,119	10,301
*Del Monte Foods Co.	802,320	8,842
Church&Dwight, Inc.	236,427	7,949
Pilgrim's Pride Corp.	254,953	7,822
*Rite Aid Corp.	1,979,317	7,244
Tootsie Roll Industries, Inc.	195,924	6,785
Fresh Del Monte Produce Inc.	219,977	6,514

Vanguard Total Stock Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*NBTY, Inc.	255,849	6,143
Ralcorp Holdings, Inc.	135,096	5,665
Flowers Foods, Inc.	168,270	5,314
*Performance Food Group Co.	177,864	4,786
Universal Corp. (VA)	98,053	4,691
Sensient Technologies Corp.	192,546	4,619
Seaboard Corp.	4,254	4,245
Longs Drug Stores, Inc.	150,484	4,149
Weis Markets, Inc.	97,335	3,754
Vector Group Ltd.	221,419	3,682
Ruddick Corp.	166,302	3,607
Casey's General Stores, Inc.	185,525	3,367
Chiquita Brands International, Inc.	149,519	3,298
*Provide Commerce Inc.	74,311	2,761
*Hain Celestial Group, Inc.	132,624	2,741
Lance, Inc.	142,872	2,719
Nash-Finch Co.	68,010	2,568
Schweitzer-Mauduit International, Inc.	75,409	2,560
*Smart&Final Inc.	171,016	2,461
Coca-Cola Bottling Co.	41,138	2,347
Winn-Dixie Stores, Inc.	514,189	2,340
Sanderson Farms, Inc.	53,657	2,322
Farmer Brothers, Inc.	81,160	1,967
*M&F Worldwide Corp.	126,168	1,718
*The Great Atlantic&Pacific Tea Co., Inc.	165,123	1,693
Nature's Sunshine Inc.	77,314	1,574
American Italian Pasta Co.	61,896	1,439
Ingles Markets, Inc.	115,688	1,433
*Boston Beer Co., Inc. Class A	67,347	1,432
J&J Snack Foods Corp.	28,087	1,377
*Chalone Wine Group Ltd.	96,174	1,362
*Peet's Coffee&Tea Inc.	51,125	1,353
Standard Commercial Tobacco Co.	59,125	1,151
*Green Mountain Coffee Roasters, Inc.	41,643	1,045
*John B. Sanfilippo&Son, Inc.	38,295	987
*Wild Oats Markets Inc.	110,791	976
Dimon Inc.	141,238	949
*Pathmark Stores, Inc.	151,991	883
*Todhunter International, Inc.	66,686	879
*Lifeway Foods, Inc.	95,066	869
*Nutraceutical International Corp.	54,319	837
Arden Group Inc. Class A	5,228	525
Rocky Mountain Chocolate Factory, Inc.	28,250	414
National Beverage Corp.	49,566	412
*Star Scientific, Inc.	72,547	369
*Omega Protein Corp.	41,400	356
*Redhook Ale Brewery, Inc.	89,990	316
*Maui Land&Pineapple Co., Inc.	7,344	288
*Hansen Natural Corp.	7,700	280
*Nutrition 21 Inc.	269,345	277
*Diedrich Coffee, Inc.	45,509	269
*Seneca Foods Corp.	7,400	135
*The Penn Traffic Co.	65,411	5

		3,708,452

Financial Services (22.0%)
Citigroup, Inc.	19,750,906	951,599
Bank of America Corp.	15,535,031	729,991

Vanguard Total Stock Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

American International Group, Inc.	9,950,549	653,453
JPMorgan Chase&Co.	13,603,997	530,692
Wells Fargo&Co.	6,445,070	400,561
Wachovia Corp.	6,132,253	322,557
American Express Co.	4,841,987	272,943
Fannie Mae	3,696,698	263,242
Morgan Stanley	4,195,111	232,913
U.S. Bancorp	7,177,331	224,794
Merrill Lynch&Co., Inc.	3,577,095	213,803
Freddie Mac	2,629,789	193,815
The Goldman Sachs Group, Inc.	1,843,055	191,751
Washington Mutual, Inc.	3,332,453	140,896
First Data Corp.	3,274,885	139,314
MBNA Corp.	4,879,757	137,560
Allstate Corp.	2,646,743	136,890
Metropolitan Life Insurance Co.	2,864,953	116,059
Prudential Financial, Inc.	1,982,234	108,944
Fifth Third Bancorp	2,141,418	101,246
SunTrust Banks, Inc.	1,368,231	101,085
Automatic Data Processing, Inc.	2,255,168	100,017
The Bank of New York Co., Inc.	2,963,079	99,026
National City Corp.	2,531,193	95,046
St. Paul Travelers Cos., Inc.	2,554,202	94,684
Lehman Brothers Holdings, Inc.	1,036,374	90,662
BB&T Corp.	2,117,499	89,041
SLM Corp.	1,665,135	88,902
Countrywide Financial Corp.	2,150,627	79,595
AFLAC Inc.	1,936,971	77,169
The Hartford Financial Services Group Inc.	1,112,788	77,127
Capital One Financial Corp.	915,757	77,116
Golden West Financial Corp.	1,167,047	71,680
Franklin Resources Corp.	956,398	66,613
Marsh&McLennan Cos., Inc.	1,991,736	65,528
Progressive Corp. of Ohio	764,692	64,876
State Street Corp.	1,286,397	63,188
Regions Financial Corp.	1,767,769	62,915
Charles Schwab Corp.	5,227,947	62,526
PNC Financial Services Group	1,080,226	62,048
The Chubb Corp.	730,653	56,187
Simon Property Group, Inc. REIT	845,703	54,692
KeyCorp	1,556,302	52,759
North Fork Bancorp, Inc.	1,789,698	51,633
Genworth Financial Inc.	1,873,392	50,582
Mellon Financial Corp.	1,622,250	50,468
Loews Corp.	709,454	49,875
Paychex, Inc.	1,444,841	49,240
M&T Bank Corp.	456,312	49,209
Moody's Corp.	565,442	49,109
The Principal Financial Group, Inc.	1,198,994	49,087
Equity Office Properties Trust REIT	1,541,386	44,885
CIGNA Corp.	526,132	42,917
Northern Trust Corp.	843,032	40,954
Bear Stearns Co., Inc.	394,365	40,347
Comerica, Inc.	655,747	40,014
Equity Residential REIT	1,071,921	38,782
Marshall&Ilsley Corp.	852,510	37,681
CIT Group Inc.	806,435	36,951
UnionBanCal Corp.	571,046	36,821
Vornado Realty Trust REIT	480,793	36,603

Vanguard Total Stock Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

AmSouth Bancorp	1,353,313	35,051
MBIA, Inc.	548,063	34,681
Ambac Financial Group, Inc.	414,863	34,073
Synovus Financial Corp.	1,183,694	33,830
H&R Block, Inc.	646,154	31,662
Lincoln National Corp.	673,270	31,428
*SunGard Data Systems, Inc.	1,103,278	31,256
Fidelity National Financial, Inc.	664,365	30,342
T. Rowe Price Group Inc.	486,871	30,283
General Growth Properties Inc. REIT	836,302	30,241
ProLogis REIT	695,546	30,138
*Fiserv, Inc.	745,849	29,976
Sovereign Bancorp, Inc.	1,312,997	29,608
Popular, Inc.	1,019,309	29,387
The Chicago Mercantile Exchange	126,359	28,898
Aon Corp.	1,208,320	28,831
Archstone-Smith Trust REIT	748,598	28,671
Cincinnati Financial Corp.	643,933	28,500
Legg Mason Inc.	385,383	28,233
SAFECO Corp.	532,337	27,809
Jefferson-Pilot Corp.	529,274	27,501
Public Storage, Inc. REIT	492,302	27,446
Plum Creek Timber Co. Inc. REIT	700,380	26,923
Boston Properties, Inc. REIT	414,017	26,774
White Mountains Insurance Group Inc.	41,200	26,615
Hudson City Bancorp, Inc.	716,155	26,369
*CNA Financial Corp.	979,892	26,173
MGIC Investment Corp.	377,003	25,979
Kimco Realty Corp. REIT	425,528	24,676
Banknorth Group, Inc.	657,966	24,082
Torchmark Corp.	419,595	23,976
Zions Bancorp	342,450	23,297
Host Marriott Corp. REIT	1,326,958	22,956
*Ameritrade Holding Corp.	1,611,861	22,921
Compass Bancshares Inc.	469,288	22,840
Huntington Bancshares Inc.	882,911	21,879
*E*TRADE Financial Corp.	1,402,633	20,969
New York Community Bancorp, Inc.	1,012,699	20,831
Avalonbay Communities, Inc. REIT	275,195	20,722
First Horizon National Corp.	472,506	20,370
UnumProvident Corp.	1,133,954	20,343
Doral Financial Corp.	412,936	20,337
Commerce Bancorp, Inc.	300,607	19,359
iStar Financial Inc. REIT	425,296	19,249
Radian Group, Inc.	354,892	18,894
Leucadia National Corp.	271,258	18,847
Duke Realty Corp. REIT	544,026	18,573
*Providian Financial Corp.	1,119,908	18,445
Total System Services, Inc.	753,545	18,311
Old Republic International Corp.	696,705	17,627
Hibernia Corp. Class A	594,393	17,541
Developers Diversified Realty Corp. REIT	391,235	17,359
TCF Financial Corp.	534,057	17,165
*WellChoice Inc.	320,673	17,124
*DST Systems, Inc.	321,472	16,755
Assurant, Inc.	544,159	16,624
SEI Corp.	394,501	16,541
Associated Banc-Corp.	496,884	16,502
*The Dun&Bradstreet Corp.	269,103	16,052

Vanguard Total Stock Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

Mercantile Bankshares Corp.	302,609	15,796
Transatlantic Holdings, Inc.	251,577	15,555
Janus Capital Group Inc.	915,744	15,394
The PMI Group Inc.	367,489	15,343
W.R. Berkley Corp.	321,607	15,170
Equifax, Inc.	532,166	14,954
*AmeriCredit Corp.	601,026	14,695
*Alliance Data Systems Corp.	309,430	14,692
The Macerich Co. REIT	226,291	14,211
Student Loan Corp.	76,540	14,083
Health Care Properties Investors REIT	507,648	14,057
Liberty Property Trust REIT	323,963	13,995
Apartment Investment&Management Co. Class A REIT	362,126	13,956
Nuveen Investments, Inc. Class A	353,583	13,956
People's Bank	358,792	13,953
*The First Marblehead Corp.	246,395	13,860
*Markel Corp.	37,695	13,721
Independence Community Bank Corp.	321,196	13,677
Dow Jones&Co., Inc.	312,899	13,473
Eaton Vance Corp.	258,348	13,473
Commerce Bancshares, Inc.	266,998	13,403
City National Corp.	187,689	13,260
Weingarten Realty Investors REIT	327,527	13,134
A.G. Edwards&Sons, Inc.	303,199	13,101
Mills Corp. REIT	205,219	13,085
*CheckFree Corp.	342,913	13,058
Regency Centers Corp. REIT	232,919	12,904
AMB Property Corp. REIT	316,276	12,774
Erie Indemnity Co. Class A	242,850	12,767
Investors Financial Services Corp.	253,652	12,678
Federated Investors, Inc.	415,759	12,639
United Dominion Realty Trust REIT	506,594	12,564
Mercury General Corp.	208,566	12,497
Catellus Development Corp. REIT	392,260	12,003
First American Corp.	338,965	11,911
Unitrin, Inc.	261,790	11,898
Hospitality Properties Trust REIT	257,118	11,827
Ryder System, Inc.	246,383	11,770
Astoria Financial Corp.	292,769	11,702
New Century REIT, Inc.	182,427	11,659
Sky Financial Group, Inc.	404,114	11,586
Reinsurance Group of America, Inc.	238,562	11,558
*CapitalSource Inc.	450,014	11,552
*Conseco, Inc.	576,456	11,500
Brown&Brown, Inc.	263,672	11,483
Arthur J. Gallagher&Co.	351,539	11,425
Protective Life Corp.	265,578	11,338
*BOK Financial Corp.	226,839	11,061
Trizec Properties, Inc. REIT	581,422	11,001
Fulton Financial Corp.	465,456	10,850
Colonial BancGroup, Inc.	511,041	10,849
Mack-Cali Realty Corp. REIT	231,741	10,667
New Plan Excel Realty Trust REIT	391,240	10,595
Friedman, Billings, Ramsey Group, Inc. REIT	546,176	10,590
American National Insurance Co.	101,146	10,535
Valley National Bancorp	377,553	10,439
Webster Financial Corp.	204,790	10,371
Federal Realty Investment Trust REIT	198,124	10,233
Bank of Hawaii Corp.	201,132	10,205

Vanguard Total Stock Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

Capitol Federal Financial	281,248	10,125
Fair, Isaac, Inc.	270,022	9,904
First BanCorp Puerto Rico	154,143	9,790
Pan Pacific Retail Properties, Inc. REIT	155,015	9,719
Cullen/Frost Bankers, Inc.	197,166	9,582
W Holding Co., Inc.	416,907	9,564
Arden Realty Group, Inc. REIT	250,777	9,459
Rayonier Inc. REIT	190,210	9,303
FirstMerit Corp.	324,264	9,238
Thornburg Mortgage, Inc. REIT	317,843	9,205
Wilmington Trust Corp.	253,970	9,181
Westcorp, Inc.	198,575	9,121
*CB Richard Ellis Group, Inc.	270,338	9,070
Annaly Mortgage Management Inc. REIT	460,455	9,034
CBL&Associates Properties, Inc. REIT	118,194	9,024
SL Green Realty Corp. REIT	148,317	8,981
StanCorp Financial Group, Inc.	108,710	8,969
CenterPoint Properties Corp. REIT	184,677	8,844
Reckson Associates Realty Corp. REIT	269,504	8,842
American Financial Group, Inc.	281,886	8,826
Ventas, Inc. REIT	321,891	8,823
The South Financial Group, Inc.	270,310	8,793
Raymond James Financial, Inc.	282,607	8,755
Jefferies Group, Inc.	216,639	8,726
HRPT Properties Trust REIT	679,008	8,712
Certegy, Inc.	242,751	8,625
Global Payments Inc.	145,070	8,492
*Alleghany Corp.	29,126	8,308
Nationwide Financial Services, Inc.	216,063	8,260
HCC Insurance Holdings, Inc.	247,625	8,201
East West Bancorp, Inc.	192,950	8,096
IndyMac Bancorp, Inc.	234,097	8,065
WFS Financial, Inc.	157,259	7,986
Washington Federal Inc.	300,370	7,972
UCBH Holdings, Inc.	173,468	7,948
Camden Property Trust REIT	152,792	7,792
Shurgard Storage Centers, Inc. Class A REIT	175,925	7,742
BRE Properties Inc. Class A REIT	191,878	7,735
*Interactive Data Corp.	355,461	7,728
*Instinet Group Inc.	1,279,943	7,718
International Bancshares Corp.	195,659	7,705
Commerce Group, Inc.	126,182	7,702
*Affiliated Managers Group, Inc.	113,490	7,688
Realty Income Corp. REIT	151,969	7,687
*BISYS Group, Inc.	462,305	7,605
Health Care Inc. REIT	197,861	7,548
Waddell&Reed Financial, Inc.	315,687	7,542
Park National Corp.	54,838	7,431
Fremont General Corp.	294,995	7,428
Essex Property Trust, Inc. REIT	88,098	7,383
Healthcare Realty Trust Inc. REIT	180,547	7,348
Deluxe Corp.	192,227	7,176
BancorpSouth, Inc.	294,193	7,169
Cathay General Bancorp	191,126	7,167
MoneyGram International, Inc.	338,890	7,164
Westamerica Bancorporation	121,547	7,087
FactSet Research Systems Inc.	120,737	7,056
Whitney Holdings Corp.	156,338	7,034
Crescent Real Estate, Inc. REIT	380,877	6,955

Vanguard Total Stock Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

Trustmark Corp.	221,459	6,881
CarrAmerica Realty Corp. REIT	208,231	6,872
Jack Henry&Associates Inc.	343,954	6,848
American Financial Realty Trust REIT	422,720	6,840
AmerUs Group Co.	149,843	6,788
Hudson United Bancorp	171,966	6,772
*Allmerica Financial Corp.	203,708	6,688
NewAlliance Bancshares, Inc.	437,092	6,688
Prentiss Properties Trust REIT	172,088	6,574
Old National Bancorp	253,696	6,561
First Midwest Bancorp, Inc.	178,232	6,468
Equity One, Inc. REIT	272,353	6,463
First Industrial Realty Trust REIT	158,275	6,447
Impac Mortgage Holdings, Inc. REIT	284,310	6,445
United Bankshares, Inc.	166,464	6,351
Odyssey Re Holdings Corp.	248,353	6,261
*La Quinta Corp. REIT	684,661	6,224
Southwest Bancorporation of Texas, Inc.	265,424	6,182
Texas Regional Bancshares, Inc.	188,579	6,163
Downey Financial Corp.	107,346	6,119
*Silicon Valley Bancshares	136,517	6,119
*Kronos, Inc.	118,779	6,073
Nationwide Health Properties, Inc. REIT	255,053	6,058
Brandywine Realty Trust REIT	205,756	6,047
UICI	178,286	6,044
Provident Financial Services Inc.	307,024	5,947
Pacific Capital Bancorp	174,808	5,942
First Citizens BancShares Class A	40,006	5,931
Pennsylvania REIT	138,401	5,924
*Jones Lang Lasalle Inc.	155,525	5,818
Heritage Property Investment Trust REIT	179,228	5,751
Taubman Co. REIT	191,426	5,733
Citizens Banking Corp.	166,252	5,711
Highwood Properties, Inc. REIT	205,861	5,702
Cousins Properties, Inc. REIT	187,987	5,690
*CompuCredit Corp.	207,337	5,669
Maguire Properties, Inc. REIT	206,100	5,660
*United Rentals, Inc.	298,668	5,645
*Philadelphia Consolidated Holding Corp.	85,333	5,644
MAF Bancorp, Inc.	125,252	5,614
GATX Corp.	189,527	5,602
Gabelli Asset Management Inc.	114,684	5,564
Alexandria Real Estate Equities, Inc. REIT	74,444	5,540
*Nelnet, Inc.	205,500	5,534
Delphi Financial Group, Inc.	119,906	5,534
BlackRock, Inc.	71,358	5,513
Home Properties, Inc. REIT	127,839	5,497
Greater Bay Bancorp	196,499	5,478
*Ohio Casualty Corp.	235,796	5,473
Redwood Trust, Inc. REIT	88,122	5,471
*ProAssurance Corp.	139,828	5,469
American Home Mortgage Investment Corp. REIT	158,895	5,442
Washington REIT	160,541	5,438
Santander BanCorp	178,673	5,389
The Phoenix Cos., Inc.	430,400	5,380
Selective Insurance Group	121,519	5,376
Global Signal, Inc. REIT	193,973	5,342
Post Properties, Inc. REIT	152,832	5,334
Kilroy Realty Corp. REIT	124,218	5,310

Vanguard Total Stock Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

Flagstar Bancorp, Inc.	234,956	5,310
UMB Financial Corp.	91,353	5,176
Corus Bankshares Inc.	107,024	5,138
R.L.I. Corp.	122,926	5,110
Novastar Financial, Inc. REIT	103,108	5,104
LandAmerica Financial Group, Inc.	94,156	5,078
Chittenden Corp.	176,506	5,071
Central Pacific Financial Co.	138,675	5,016
Capital Automotive REIT	140,431	4,989
Hilb, Rogal and Hamilton Co.	137,546	4,985
*Arch Capital Group Ltd.	128,600	4,977
Zenith National Insurance Corp.	99,456	4,957
Senior Housing Properties Trust REIT	261,645	4,956
National Financial Partners Corp.	127,548	4,949
Commercial Capital Bancorp, Inc.	213,147	4,941
CVB Financial Corp.	185,558	4,928
Susquehanna Bancshares, Inc.	196,327	4,898
*Knight Trading Group, Inc.	445,780	4,881
*Alexander's, Inc. REIT	22,699	4,880
Alfa Corp.	320,482	4,867
Colonial Properties Trust REIT	123,383	4,845
Saxon Inc. REIT	200,340	4,806
Provident Bankshares Corp.	130,668	4,752
*BankUnited Financial Corp.	147,816	4,723
Umpqua Holdings Corp.	184,682	4,656
MB Financial, Inc.	110,418	4,654
Northwest Bancorp, Inc.	183,860	4,613
Commercial Federal Corp.	154,392	4,587
S&T Bancorp, Inc.	121,462	4,578
*Accredited Home Lenders Holding Co.	91,868	4,564
*Triad Guaranty, Inc.	74,846	4,527
Wintrust Financial Corp.	78,874	4,493
21st Century Insurance Group	330,117	4,490
BankAtlantic Bancorp, Inc. Class A	225,130	4,480
First Niagara Financial Group, Inc.	320,920	4,477
First Commonwealth Financial Corp.	289,668	4,458
*Sterling Financial Corp.	113,402	4,452
*First Federal Financial Corp.	85,798	4,450
Gables Residential Trust REIT	123,905	4,435
*Sotheby's Holdings Class A	242,709	4,408
*iPayment Holdings, Inc.	88,837	4,399
First National Bankshares of Florida	183,839	4,394
R&G Financial Corp. Class B	110,965	4,314
Horace Mann Educators Corp.	225,621	4,305
*Universal American Financial Corp.	276,416	4,276
TrustCo Bank NY	305,245	4,209
EastGroup Properties, Inc. REIT	109,143	4,182
Lexington Corporate Properties Trust REIT	183,689	4,148
Newcastle Investment Corp. REIT	130,234	4,139
Commercial Net Lease Realty REIT	199,647	4,113
State Auto Financial Corp.	157,887	4,081
John H. Harland Co.	112,057	4,045
Waypoint Financial Corp.	142,641	4,044
Summit Properties, Inc. REIT	121,948	3,971
Infinity Property&Casualty Corp.	112,561	3,962
*Financial Federal Corp.	100,908	3,956
*eSPEED, Inc. Class A	318,152	3,936
Inland Real Estate Corp. REIT	245,566	3,917
Hancock Holding Co.	117,016	3,915

Vanguard Total Stock Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

Tanger Factory Outlet Centers, Inc. REIT	147,422	3,901
Bank Mutual Corp.	319,081	3,883
Republic Bancorp, Inc.	253,214	3,869
F.N.B. Corp.	189,451	3,857
*Signature Bank	119,154	3,856
Chemical Financial Corp.	88,792	3,811
Harleysville Group, Inc.	158,535	3,784
*Danielson Holdings Corp.	444,496	3,756
Stewart Information Services Corp.	89,444	3,725
PFF Bancorp, Inc.	78,984	3,659
Bristol West Holdings, Inc.	182,300	3,646
Amcore Financial, Inc.	112,866	3,632
PS Business Parks, Inc. REIT	78,897	3,558
*eFunds Corp.	147,419	3,540
United Fire&Casualty Co.	104,894	3,536
First Republic Bank	66,482	3,524
Community Bank System, Inc.	123,892	3,500
*CNA Surety Corp.	258,493	3,451
Harbor Florida Bancshares, Inc.	99,607	3,447
Glimcher Realty Trust REIT	123,873	3,433
*Argonaut Group, Inc.	162,074	3,425
Sun Communities, Inc. REIT	84,903	3,417
*NCO Group, Inc.	130,289	3,368
First Financial Bancorp	190,261	3,330
Kansas City Life Insurance Co.	70,160	3,319
*Piper Jaffray Cos., Inc.	68,745	3,296
Cash America International Inc.	110,070	3,272
Safety Insurance Group, Inc.	104,771	3,264
Alabama National BanCorporation	50,594	3,263
CRT Properties, Inc. REIT	136,246	3,251
Main Street Banks, Inc.	92,668	3,237
Mid-State Bancshares	112,933	3,236
Entertainment Properties Trust REIT	72,518	3,231
*S1 Corp.	354,750	3,214
Brookline Bancorp, Inc.	196,738	3,211
*USI Holdings Corp.	276,866	3,203
*National Western Life Insurance Co. Class A	19,165	3,193
*Encore Capital Group, Inc.	134,066	3,188
*Investment Technology Group, Inc.	159,392	3,188
Ramco-Gershenson Properties Trust REIT	98,831	3,187
Parkway Properties Inc. REIT	62,651	3,180
Charter Financial Corp.	71,869	3,153
Fidelity Bankshares, Inc.	73,192	3,130
*Metris Cos., Inc.	243,260	3,102
Independent Bank Corp. (MA)	90,106	3,041
*World Acceptance Corp.	109,935	3,024
NBT Bancorp, Inc.	116,767	3,003
Nara Bancorp, Inc.	138,580	2,948
Corporate Office Properties Trust, Inc. REIT	100,047	2,936
Advanta Corp. Class A	129,772	2,935
First Charter Corp.	111,279	2,912
United Community Banks, Inc.	108,099	2,911
Hudson River Bancorp, Inc.	146,004	2,889
Equity Inns, Inc. REIT	245,313	2,880
Irwin Financial Corp.	100,602	2,856
Glacier Bancorp, Inc.	83,892	2,856
McGrath RentCorp	65,166	2,842
Getty Realty Holding Corp. REIT	98,831	2,839
Luminent Mortgage Capital, Inc. REIT	238,500	2,838

Vanguard Total Stock Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

Boston Private Financial Holdings, Inc.	100,195	2,822
*Ocwen Financial Corp.	293,393	2,805
Harleysville National Corp.	105,298	2,801
Prosperity Bancshares, Inc.	95,526	2,790
First Financial Bankshares, Inc.	62,131	2,784
Equity Lifestyle Properties, Inc. REIT	77,757	2,780
*FPIC Insurance Group, Inc.	78,327	2,771
National Health Investors REIT	94,780	2,766
Westbanco Inc.	85,985	2,749
Sovran Self Storage, Inc. REIT	65,160	2,746
*MeriStar Hospitality Corp. REIT	328,240	2,741
*PMA Capital Corp. Class A	263,537	2,728
NDCHealth Corp.	146,298	2,720
Highland Hospitality Corp. REIT	241,400	2,713
*Advent Software, Inc.	131,027	2,683
Anchor Bancorp Wisconsin Inc.	91,582	2,670
Bedford Property Investors, Inc. REIT	93,683	2,662
U.S. Restaurant Properties, Inc. REIT	145,781	2,633
American Equity Investment Life Holding Co.	242,000	2,606
*Ace Cash Express, Inc.	87,322	2,590
*Eurobancshares, Inc.	123,299	2,589
MortgageIT Holdings Inc.	144,239	2,589
National Penn Bancshares Inc.	93,412	2,588
Town&Country Trust REIT	93,026	2,570
Sterling Bancshares, Inc.	179,938	2,568
Omega Healthcare Investors, Inc. REIT	216,848	2,559
*American Physicians Capital, Inc.	70,767	2,549
Hanmi Financial Corp.	70,677	2,540
Dime Community Bancshares	141,557	2,535
*Euronet Worldwide, Inc.	97,242	2,530
*Navigators Group, Inc.	83,722	2,521
Glenborough Realty Trust, Inc. REIT	117,594	2,502
Integra Bank Corp.	108,126	2,499
*Portfolio Recovery Associates, Inc.	60,551	2,496
First Financial Holdings, Inc.	75,636	2,476
Sunstone Hotel Investors, Inc.	119,036	2,474
FBL Financial Group, Inc. Class A	86,369	2,466
City Holding Co.	67,628	2,451
*Calamos Asset Management, Inc.	90,100	2,433
WSFS Financial Corp.	40,203	2,425
Presidential Life Corp.	142,831	2,422
Gold Banc Corp., Inc.	163,074	2,384
*Credit Acceptance Corp.	92,977	2,366
Oriental Financial Group Inc.	83,213	2,356
Anthracite Capital Inc. REIT	190,536	2,355
*LaBranche&Co. Inc.	259,535	2,325
LaSalle Hotel Properties REIT	73,027	2,324
U.S.B. Holding Co., Inc.	93,063	2,317
Bank of the Ozarks, Inc.	67,688	2,303
Greenhill&Co., Inc.	79,590	2,284
*FelCor Lodging Trust, Inc. REIT	155,329	2,276
Cross Timbers Royalty Trust	56,741	2,263
*Sun Bancorp, Inc. (NJ)	90,523	2,261
Community Trust Bancorp Inc.	69,717	2,256
*Virginia Commerce Bancorp, Inc.	79,627	2,255
*U-Store-It Trust	129,314	2,244
*Digital Insight Corp.	121,703	2,239
Flushing Financial Corp.	111,552	2,238
Ashford Hospitality Trust REIT	205,100	2,229
Riggs National Corp.	104,120	2,214
Correctional Properties Trust REIT	76,622	2,213
Baldwin&Lyons, Inc. Class B	82,121	2,200
Midland Co.	69,034	2,159
Kite Realty Group Trust REIT	141,110	2,156
*Capital Crossing Bank	68,795	2,111
Mid-America Apartment Communities, Inc. REIT	50,983	2,102
*PICO Holdings, Inc.	100,365	2,085
AMLI Residential Properties Trust REIT	65,083	2,083
Cascade Bancorp	102,234	2,067
Partners Trust Financial Group, Inc.	176,586	2,057
NYMAGIC, Inc.	81,197	2,054
Southwest Bancorp, Inc.	83,377	2,041
Banner Corp.	65,055	2,029
Great Southern Bancorp, Inc.	57,902	2,027
Independent Bank Corp. (MI)	67,646	2,018
Great American Financial Resources, Inc.	115,853	2,012
*Marlin Business Services Inc.	105,354	2,002
Frontier Financial Corp.	51,693	1,996
Midwest Banc Holdings, Inc.	90,857	1,987
Capital Corp. of the West	42,156	1,981
Medallion Financial Corp.	202,771	1,967
Penn-America Group, Inc.	128,833	1,945
*Cardinal Financial Corp.	174,183	1,942
*ITLA Capital Corp.	32,993	1,940
Government Properties Trust, Inc. REIT	196,550	1,938
Kramont Realty Trust REIT	82,797	1,937
Seacoast Banking Corp. of Florida	86,925	1,934
Oak Hill Financial, Inc.	49,633	1,925
PrivateBancorp, Inc.	59,641	1,922
Net.Bank, Inc.	182,954	1,905
*Asset Acceptance Capital Corp.	88,960	1,895
Willow Grove Bancorp, Inc.	99,555	1,887
*The Bancorp Inc.	115,871	1,854
Old Second Bancorp, Inc.	58,046	1,851
Yardville National Bancorp	53,850	1,845
First Source Corp.	71,921	1,835
Associated Estates Realty Corp. REIT	178,512	1,824
GMH Communities Trust	128,722	1,815
First Financial Corp. (IN)	51,578	1,807
OceanFirst Financial Corp.	72,845	1,796
*Newtek Business Services, Inc.	406,133	1,779
Universal Health Realty Income REIT	54,694	1,757
Columbia Bancorp	51,343	1,755
*Boykin Lodging Co. REIT	191,480	1,754
Strategic Hotel Capital, Inc. REIT	105,500	1,741
Summit Bancshares, Inc.	46,344	1,738
Simmons First National Corp.	59,777	1,731
*Prime Group Realty Trust REIT	268,218	1,725
SWS Group, Inc.	78,553	1,722
Omega Financial Corp.	50,153	1,719
KNBT Bancorp Inc.	101,721	1,719
West Coast Bancorp	66,795	1,697
Urstadt Biddle Properties Class A REIT	98,464	1,679
LTC Properties, Inc. REIT	83,892	1,670
*Banc Corp.	202,275	1,667
First Place Financial Corp.	74,390	1,666
American Land Lease, Inc. REIT	73,838	1,664
*Franklin Bank Corp.	91,078	1,662

Vanguard Total Stock Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*Ceres Group, Inc.	320,882	1,656
Investors Real Estate Trust REIT	157,639	1,654
Interchange Financial Services Corp.	63,509	1,646
RAIT Investment Trust REIT	58,373	1,633
IBERIABANK Corp.	24,592	1,632
*United PanAm Financial Corp.	85,516	1,630
Winston Hotels, Inc. REIT	137,257	1,621
First Community Bancorp	37,865	1,617
*Tradestation Group Inc.	229,887	1,614
Sizeler Property Investors, Inc. REIT	136,690	1,610
Pennfed Financial Services, Inc.	99,670	1,603
MFA Mortgage Investments, Inc. REIT	181,701	1,603
Newmil Bancorp, Inc.	50,600	1,602
North Valley Bancorp	82,324	1,600
Capital Trust Class A REIT	52,057	1,599
*E-LOAN, Inc.	471,436	1,593
Value Line, Inc.	40,418	1,586
Cornerstone Realty Income Trust, Inc. REIT	157,903	1,576
Provident Financial Holdings, Inc.	54,403	1,570
First Merchants Corp.	55,240	1,563
BancFirst Corp.	19,480	1,539
BioMed Realty Trust, Inc. REIT	69,200	1,537
Sandy Spring Bancorp, Inc.	40,023	1,534
Arrow Financial Corp.	49,337	1,529
Suffolk Bancorp	43,882	1,528
Investors Title Co.	41,285	1,520
Capital City Bank Group, Inc.	36,222	1,514
First Bancorp (NC)	55,572	1,510
Unizan Financial Corp.	56,406	1,486
*Huron Consulting Group Inc.	66,887	1,485
Crawford&Co. Class B	197,678	1,483
*Pacific Premier Bancorp, Inc.	111,100	1,473
Saul Centers, Inc. REIT	38,016	1,454
Innkeepers USA Trust REIT	102,352	1,453
Vesta Insurance Group, Inc.	391,236	1,440
Affordable Residential Communities REIT	99,904	1,434
*First Mariner Bancorp, Inc.	81,430	1,430
Merchants Bancshares, Inc.	49,264	1,429
*MarketAxess Holdings, Inc.	83,800	1,425
One Liberty Properties, Inc. REIT	67,800	1,405
Placer Sierra Bancshares	49,240	1,400
Capital Bank Corp.	76,031	1,396
Bimini Mortgage Management, Inc.	86,815	1,394
Union Bankshares Corp.	36,258	1,393
Greater Delaware Valley Savings Bank	35,216	1,392
*PRG-Schultz International, Inc.	272,159	1,369
Horizon Financial Corp.	66,436	1,367
Bryn Mawr Bank Corp.	61,640	1,355
First South Bancorp, Inc.	52,607	1,349
Peoples Holding Co.	40,175	1,330
HF Financial Corp.	72,602	1,325
LSB Corp.	71,422	1,323
*AmericanWest Bancorporation	65,225	1,321
First Potomac REIT	57,207	1,304
Sterling Financial Corp. (PA)	45,009	1,290
Capital Lease Funding, Inc. REIT	102,500	1,281
Heritage Financial Corp.	57,320	1,268
BNP Residential Properties, Inc. REIT	78,106	1,258
*Texas Capital Bancshares, Inc.	58,111	1,256

Vanguard Total Stock Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*TNS Inc.	56,890	1,243
*Republic First Bancorp, Inc.	81,143	1,241
Pulaski Financial Corp.	59,613	1,222
HMN Financial, Inc.	37,437	1,218
FNB Financial Services Corp.	53,197	1,213
*HealthExtras, Inc.	73,689	1,201
Sterling Bancorp	41,966	1,186
Century Bancorp, Inc. Class A	40,080	1,182
Provident Bancorp, Inc.	89,197	1,177
*Stifel Financial Corp.	55,606	1,165
Financial Institutions, Inc.	49,841	1,159
Columbia Banking System, Inc.	46,268	1,156
*CyberSource Corp.	161,314	1,153
*Bankrate, Inc.	82,761	1,146
*Ameriserv Financial Inc.	220,076	1,142
Digital Realty Trust, Inc.	84,600	1,140
First Federal Bancshares of Arkansas, Inc.	51,050	1,133
*Intersections Inc.	65,300	1,126
*Amnet Mortgage INC	136,330	1,119
*CCC Information Services Group	49,928	1,109
Community Banks, Inc.	39,324	1,107
Falcon Financial Investment Trust REIT	158,108	1,107
TF Financial Corp.	33,884	1,084
Anworth Mortgage Asset Corp. REIT	101,141	1,083
Capstead Mortgage Corp. REIT	102,759	1,083
Sanders Morris Harris Group Inc.	60,181	1,072
Massbank Corp.	28,188	1,056
TriCo Bancshares	44,684	1,046
Citizens South Banking Corp.	73,251	1,045
Commercial Bankshares, Inc.	26,841	1,033
EMC Insurance Group, Inc.	47,699	1,032
MutualFirst Financial Inc.	41,804	1,018
*HomeStore, Inc.	325,495	986
*Criimi Mae, Inc. REIT	60,988	982
Lakeland Financial Corp.	24,406	969
Bank of Granite Corp.	46,105	964
State Financial Services Corp. Class A	31,879	960
Peoples Bancorp, Inc.	34,481	946
United Community Financial Corp.	83,069	930
Comm Bancorp, Inc.	21,321	887
Tompkins Trustco, Inc.	16,541	885
Peapack Gladstone Financial Corp.	27,432	865
*Ampal-American Israel Corp.	225,298	856
First Keystone Financial, Inc.	35,803	845
*TheStreet.com, Inc.	206,186	841
Capitol Bancorp Ltd.	23,818	839
Greater Community Bancorp	49,989	821
Acadia Realty Trust REIT	50,205	818
FNB Corp. (VA)	28,475	808
Royal Bancshares of Pennsylvania, Inc.	29,770	804
FirstBank Corp.	28,280	803
Maxcor Financial Group Inc.	90,464	802
First State Bancorporation	21,460	789
*Citizens, Inc.	123,507	787
*Rewards Network Inc.	111,764	782
Capital Title Group, Inc.	137,733	781
Bay View Capital Corp.	50,394	772
First Oak Brook Bancshares, Inc.	23,717	769
Unity Bancorp, Inc.	60,045	769

Vanguard Total Stock Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

Foothill Independent Bancorp.	32,686	767
*First Union Real Estate REIT	202,364	763
Cohen&Steers, Inc.	46,700	759
Citizens First Financial Corp.	22,813	744
*Central Coast Bancorp	32,030	740
First of Long Island Corp.	14,538	733
Team Financial, Inc.	56,914	725
Donegal Group Inc.	32,546	724
Sound Federal Bancorp Inc.	44,559	724
First Busey Corp.	34,410	718
Parkvale Financial Corp.	24,579	708
AmeriVest Properties, Inc. REIT	108,000	691
BRT Realty Trust REIT	28,177	686
Federal Agricultural Mortgage Corp. Class A	39,706	683
Security Bank Corp.	16,977	679
Rainier Pacific Financial Group Inc.	37,717	675
First Indiana Corp.	29,373	661
Farmers Capital Bank Corp.	15,914	656
Home Federal Bancorp	25,816	651
FFLC Bancorp, Inc.	18,522	650
First M&F Corp.	19,180	649
*Investors Capital Holdings, Ltd.	154,995	645
*American Independence Corp.	43,972	642
Codorus Valley Bancorp, Inc.	33,284	637
CoBiz Inc.	30,714	623
*Collegiate Funding Services, Inc.	43,193	609
Urstadt Biddle Properties REIT	37,652	608
Berkshire Hills Bancorp, Inc.	16,251	604
HopFed Bancorp, Inc.	34,880	603
*Carreker Corp.	69,470	597
Arbor Realty Trust, Inc. REIT	24,300	596
Washington Trust Bancorp, Inc.	20,221	593
BCSB Bankcorp, Inc.	35,103	588
HomeBanc Corp. REIT	60,300	584
*First Cash Financial Services, Inc.	21,450	573
Chester Valley Bancorp	25,846	567
Camden National Corp.	14,155	558
American National Bankshares Inc.	22,837	553
Electro Rent Corp.	37,608	535
FLAG Financial Corp.	34,820	527
CFS Bancorp, Inc.	36,464	520
United Mobile Homes, Inc. REIT	32,354	509
Community Bank of Northern Virginia	28,269	509
Humphrey Hospitality Trust, Inc. REIT	129,278	503
S.Y. Bancorp, Inc.	20,777	501
*Hypercom Corp.	83,038	492
Center Bancorp, Inc.	37,036	486
Wainwright Bank&Trust Co.	39,276	485
Republic Bancorp, Inc. Class A	18,813	483
Abigail Adams National Bancorp., Inc.	24,563	474
Jefferson Bancshares, Inc.	36,053	474
Community West Bancshares	34,843	465
Extra Space Storage Inc. REIT	34,500	460
Ameriana Bancorp	28,685	459
ABC Bancorp	21,647	455
CityBank Lynnwood (WA)	12,515	452
Habersham Bancorp	20,386	442
Monmouth Real Estate Investment Corp. REIT	50,808	437
Independence Holding Co.	23,636	436

Vanguard Total Stock Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

Mission West Properties Inc. REIT	40,509	431
California National Bancorp	34,015	431
First United Corp.	20,184	420
Pennrock Financial Services Corp.	10,745	418
*Consumer Portfolio Services, Inc.	83,980	409
*Portal Software, Inc.	148,752	394
TIB Financial Corp.	15,421	391
*QC Holdings Inc.	20,300	389
Clifton Savings Bancorp, Inc.	31,592	384
First Midwest Financial, Inc.	16,410	381
Exchange National Bancshares, Inc.	12,821	370
NASB Financial Inc.	8,940	357
German American Bancorp	22,087	356
Mainsource Financial Group, Inc.	14,601	349
Citizens 1st Bancorp, Inc.	14,343	347
Eastern Virginia Bankshares, Inc.	13,247	345
Wayne Savings Bancshares, Inc.	20,926	339
National Health Realty Inc. REIT	16,588	332
Aames Investment Corp.	30,700	326
Northern States Financial Corp.	10,283	319
State Bancorp, Inc.	11,396	313
*Advance America, Cash Advance Centers Inc.	13,600	311
Westfield Financial, Inc.	11,444	295
Track Data Corp.	284,712	270
Camco Financial Corp.	17,522	270
*Horizon Group Properties, Inc. REIT	48,293	267
Belmont Bancorp	43,173	265
United Financial Corp.	10,903	264
ESB Financial Corp.	16,808	243
BancTrust Financial Group, Inc.	9,795	241
ASTA Funding, Inc.	8,939	240
Pamrapo Bancorp, Inc.	9,472	234
*FirstCity Financial Corp.	23,204	234
Coastal Financial Corp.	10,614	203
*Intelidata Technologies Corp.	299,116	200
FNB Corp. (NC)	10,241	199
LSB Bancshares, Inc.	11,491	192
Shore Bancshares, Inc.	5,289	192
Cavalry Bancorp, Inc.	8,271	187
American Mortgage Acceptance Co. REIT	9,842	169
*Willis Lease Finance Corp.	20,960	163
*Macquarie Infrastructure Company Trust	5,500	161
*KMG America Corp.	13,600	150
*ZipRealty, Inc.	8,300	148
*InsWeb Corp.	53,556	147
*SVB Financial Services	7,080	146
First Defiance Financial Corp.	4,792	136
*Financial Industries Corp.	15,049	118
Commercial National Financial Corp.	3,300	73
Ziegler Cos., Inc.	3,132	60
*Transcontinental Realty Investors, Inc. REIT	2,700	38
*Corillian Corp.	7,100	35
*Spirit Finance Corp.	2,700	34
Pittsburgh&West Virginia Railroad REIT	2,927	27
*Landenburg Thalmann Financial Services, Inc.	21,199	12

Page30

Vanguard Total Stock Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

Burnham Pacific Properties, Inc. REIT	102,335	11
*Pinnacle Holdings Inc. Warrants Exp. 11/2/2007	433	--

		12,557,141

Health Care (12.1%)
Pfizer Inc.	28,837,777	775,448
Johnson&Johnson	11,335,814	718,917
*Amgen, Inc.	4,835,165	310,176
Abbott Laboratories	5,962,409	278,146
Merck&Co., Inc.	8,473,711	272,345
Eli Lilly&Co.	4,313,781	244,807
Medtronic, Inc.	4,619,044	229,428
UnitedHealth Group Inc.	2,538,607	223,474
*Genentech, Inc.	4,008,761	218,237
Wyeth	5,094,070	216,956
Bristol-Myers Squibb Co.	7,429,053	190,332
*WellPoint Inc.	1,133,132	130,310
Schering-Plough Corp.	5,623,278	117,414
*Boston Scientific Corp.	3,216,491	114,346
Cardinal Health, Inc.	1,643,806	95,587
Guidant Corp.	1,201,467	86,626
*Biogen Idec Inc.	1,292,448	86,090
Baxter International, Inc.	2,348,001	81,100
*Zimmer Holdings, Inc.	932,030	74,674
Stryker Corp.	1,528,461	73,748
Aetna Inc.	586,611	73,180
*Caremark Rx, Inc.	1,750,204	69,011
*Forest Laboratories, Inc.	1,416,451	63,542
HCA Inc.	1,528,594	61,083
*Gilead Sciences, Inc.	1,647,184	57,635
*St. Jude Medical, Inc.	1,365,585	57,259
Becton, Dickinson&Co.	958,590	54,448
*Genzyme Corp.-General Division	926,817	53,820
*Medco Health Solutions, Inc.	1,034,125	43,020
Biomet, Inc.	973,417	42,237
Allergan, Inc.	505,932	41,016
Quest Diagnostics, Inc.	391,018	37,362
McKesson Corp.	1,113,400	35,028
*Laboratory Corp. of America Holdings	535,944	26,701
*MedImmune Inc.	951,698	25,801
C.R. Bard, Inc.	396,886	25,393
AmerisourceBergen Corp.	429,714	25,216
*Chiron Corp.	718,382	23,944
*Patterson Cos.	524,600	22,762
*Express Scripts Inc.	296,757	22,684
*Varian Medical Systems, Inc.	523,387	22,631
Health Management Associates Class A	930,158	21,133
IMS Health, Inc.	898,182	20,847
*Hospira, Inc.	596,918	19,997
*Sepracor Inc.	335,181	19,900
*Tenet Healthcare Corp.	1,778,173	19,524
*Kinetic Concepts, Inc.	255,302	19,480
*PacifiCare Health Systems, Inc.	329,164	18,604
*Coventry Health Care Inc.	342,619	18,186
*Barr Pharmaceuticals Inc.	399,260	18,182
Mylan Laboratories, Inc.	1,028,169	18,178
*Humana Inc.	609,819	18,106
DENTSPLY International Inc.	308,024	17,311

Vanguard Total Stock Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*Celgene Corp.	627,682	16,652
*Lincare Holdings, Inc.	382,411	16,310
Beckman Coulter, Inc.	234,534	15,711
*IVAX Corp.	956,539	15,132
*DaVita, Inc.	379,880	15,017
*ImClone Systems, Inc.	315,360	14,532
*OSI Pharmaceuticals, Inc.	189,784	14,205
*Millennium Pharmaceuticals, Inc.	1,167,224	14,147
Omnicare, Inc.	398,320	13,790
*Watson Pharmaceuticals, Inc.	418,836	13,742
*Invitrogen Corp.	201,615	13,534
Bausch&Lomb, Inc.	202,208	13,034
*Health Net Inc.	428,423	12,369
Manor Care, Inc.	340,583	12,067
*Cytyc Corp.	424,927	11,715
*Henry Schein, Inc.	166,791	11,615
*King Pharmaceuticals, Inc.	924,181	11,460
*Charles River Laboratories, Inc.	246,847	11,357
*Cephalon, Inc.	216,981	11,040
*Triad Hospitals, Inc.	293,978	10,939
*Endo Pharmaceuticals Holdings, Inc.	504,571	10,606
*American Pharmaceuticals Partners, Inc.	269,371	10,077
Universal Health Services Class B	222,747	9,912
*WebMD Corp.	1,194,069	9,744
*Millipore Corp.	189,771	9,452
*Edwards Lifesciences Corp.	228,399	9,424
*Community Health Systems, Inc.	336,698	9,387
*Dade Behring Holdings Inc.	165,993	9,296
*Covance, Inc.	239,645	9,286
*Renal Care Group, Inc.	256,910	9,246
*Eon Labs, Inc.	340,690	9,199
*Pharmaceutical Product Development, Inc.	216,158	8,925
Cooper Cos., Inc.	125,174	8,836
*INAMED Corp.	136,405	8,628
*Gen-Probe Inc.	189,817	8,582
Valeant Pharmaceuticals International	322,097	8,487
*Affymetrix, Inc.	231,632	8,466
*Amylin Pharmaceuticals, Inc.	359,471	8,397
*Stericycle, Inc.	173,067	7,952
*MGI Pharma, Inc.	270,683	7,582
*Respironics, Inc.	138,717	7,541
Medicis Pharmaceutical Corp.	214,215	7,521
*Protein Design Labs, Inc.	360,380	7,445
*Cerner Corp.	135,797	7,220
*AMERIGROUP Corp.	95,406	7,218
*IDEXX Laboratories Corp.	131,219	7,163
*Eyetech Pharmaceuticals Inc.	154,541	7,032
*ICOS Corp.	243,485	6,886
*Neurocrine Biosciences, Inc.	139,657	6,885
Select Medical Corp.	388,526	6,838
*ResMed Inc.	129,343	6,609
*First Health Group Corp.	352,049	6,587
*Nektar Therapeutics	319,768	6,472
*Apria Healthcare Group Inc.	191,958	6,325
*STERIS Corp.	264,641	6,277
Diagnostic Products Corp.	111,788	6,154
*VCA Antech, Inc.	313,792	6,150
*Techne Corp.	157,554	6,129
*Andrx Group	279,360	6,098

Vanguard Total Stock Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*Human Genome Sciences, Inc.	499,378	6,003
*Pediatrix Medical Group, Inc.	92,037	5,895
*Sierra Health Services, Inc.	104,412	5,754
*Martek Biosciences Corp.	111,633	5,716
*Bio-Rad Laboratories, Inc. Class A	98,454	5,648
*Advanced Medical Optics, Inc.	136,929	5,633
Mentor Corp.	162,327	5,477
*PAR Pharmaceutical Cos. Inc.	130,344	5,394
*American Medical Systems Holdings, Inc.	128,889	5,389
Invacare Corp.	115,367	5,337
*Kos Pharmaceuticals, Inc.	141,693	5,333
*The Medicines Co.	183,427	5,283
*Sybron Dental Specialties, Inc.	149,284	5,282
*Accredo Health, Inc.	187,229	5,190
*LifePoint Hospitals, Inc.	148,485	5,170
Arrow International, Inc.	166,660	5,165
*NeighborCare Inc.	167,625	5,149
*Intuitive Surgical, Inc.	128,626	5,148
*Biosite Inc.	81,222	4,998
*Pharmion Corp.	117,827	4,973
*VISX Inc.	190,075	4,917
*Alkermes, Inc.	343,947	4,846
*Integra LifeSciences Holdings	130,014	4,801
*Ocular Sciences, Inc.	97,699	4,788
*Immucor Inc.	202,009	4,749
Perrigo Co.	272,144	4,700
*United Surgical Partners International, Inc.	112,532	4,693
*Magellan Health Services, Inc.	135,568	4,631
*Theravance, Inc.	252,431	4,519
*Centene Corp.	158,368	4,490
*CV Therapeutics, Inc.	195,167	4,489
*Kindred Healthcare, Inc.	147,434	4,416
*Beverly Enterprises, Inc.	470,777	4,308
*Onyx Pharmaceuticals, Inc.	132,004	4,276
*Molina Healthcare Inc.	91,881	4,261
*Advanced Neuromodulation Systems, Inc.	107,894	4,257
*Ventana Medical Systems, Inc.	66,014	4,224
*IDX Systems Corp.	120,903	4,166
*Haemonetics Corp.	112,569	4,076
*PSS World Medical, Inc.	324,645	4,063
*K-V Pharmaceutical Co. Class A	181,032	3,992
*Myriad Genetics, Inc.	175,617	3,953
*Kyphon Inc.	147,962	3,811
*Genesis Healthcare Corp.	107,343	3,760
*AtheroGenics, Inc.	159,266	3,752
*SFBC International, Inc.	94,417	3,729
*Applera Corp.-Celera Genomics Group	265,404	3,649
*IntraLase Corp.	155,300	3,646
*Abgenix, Inc.	350,276	3,622
*Zymogenetics, Inc.	155,997	3,588
*Hologic, Inc.	129,260	3,551
Owens&Minor, Inc. Holding Co.	125,286	3,529
*AmSurg Corp.	119,415	3,528
*Wellcare Group Inc.	107,000	3,477
*Transkaryotic Therapies, Inc.	136,154	3,457
*Wright Medical Group, Inc.	121,295	3,457
*First Horizon Pharmaceutical Corp.	150,536	3,446
*United Therapeutics Corp.	75,508	3,409
*Vicuron Pharmaceuticals Inc.	194,298	3,383

Vanguard Total Stock Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*Impax Laboratories, Inc.	212,718	3,378
*Sunrise Senior Living, Inc.	72,765	3,373
*Genencor International Inc.	205,165	3,365
*ArthroCare Corp.	104,287	3,343
*Telik, Inc.	174,175	3,334
*American Healthways Inc.	100,782	3,330
*Priority Healthcare Corp. Class B	152,673	3,324
*eResearch Technology, Inc.	208,002	3,297
*Aspect Medical Systems, Inc.	134,419	3,288
*Alexion Pharmaceuticals, Inc.	128,879	3,248
*Vertex Pharmaceuticals, Inc.	307,106	3,246
*Bone Care International, Inc.	115,842	3,226
Alpharma, Inc. Class A	189,744	3,216
*Province Healthcare Co.	142,125	3,176
*Ligand Pharmaceuticals Inc. Class B	269,824	3,141
*SurModics, Inc.	93,158	3,029
PolyMedica Corp.	80,734	3,011
LCA-Vision Inc.	127,998	2,994
*CONMED Corp.	105,000	2,984
*Amedisys Inc.	90,700	2,938
*NPS Pharmaceuticals Inc.	159,589	2,917
*PAREXEL International Corp.	143,568	2,914
*Connetics Corp.	118,143	2,870
*VaxGen, Inc.	167,583	2,845
*Kensey Nash Corp.	81,725	2,822
*Medarex, Inc.	257,136	2,772
West Pharmaceutical Services, Inc.	110,424	2,764
*Tanox, Inc.	179,430	2,727
*Sola International Inc.	98,470	2,712
*Nanogen, Inc.	367,949	2,708
*Symmetry Medical Inc.	127,299	2,680
*Able Laboratories, Inc.	117,083	2,664
*CuraGen Corp.	371,491	2,660
*Enzon Pharmaceuticals, Inc.	190,983	2,620
*Northfield Laboratories, Inc.	115,582	2,606
*Eclipsys Corp.	123,873	2,531
*CTI Molecular Imaging, Inc.	178,025	2,526
*SonoSite, Inc.	74,185	2,519
Landauer, Inc.	54,935	2,511
*Incyte Corp.	248,487	2,482
*Radiation Therapy Services, Inc.	144,162	2,451
*Virologic, Inc.	867,958	2,422
Analogic Corp.	52,842	2,367
Option Care, Inc.	136,568	2,348
*Align Technology, Inc.	216,617	2,329
*Cyberonics, Inc.	112,357	2,328
*Zoll Medical Corp.	67,587	2,325
*Quality Systems, Inc.	38,732	2,316
*Lifecore Biomedical Inc.	204,128	2,298
*Enzo Biochem, Inc.	116,716	2,272
*America Service Group Inc.	83,306	2,230
*Dendreon Corp.	205,736	2,218
*Nabi Biopharmaceuticals	150,934	2,211
*Laserscope	61,138	2,195
*Inspire Pharmaceuticals, Inc.	130,732	2,192
*DJ Orthopedics Inc.	101,819	2,181
*Regeneration Technologies, Inc.	206,256	2,162
*ABIOMED, Inc.	139,547	2,155
*Chattem, Inc.	63,927	2,116

Vanguard Total Stock Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

Datascope Corp.	53,052	2,106
*Thoratec Corp.	201,756	2,102
*LabOne, Inc.	65,089	2,085
*PRA International	83,500	2,069
*Foxhollow Technologies Inc.	83,835	2,061
*ImmunoGen, Inc.	232,671	2,057
*Salix Pharmaceuticals, Ltd.	115,941	2,039
*RehabCare Group, Inc.	70,961	1,986
*Per-Se Technologies, Inc.	125,319	1,984
*Wilson Greatbatch Technologies, Inc.	86,143	1,931
*Myogen, Inc.	237,889	1,920
*Gentiva Health Services, Inc.	113,079	1,891
Meridian Bioscience Inc.	107,816	1,875
*NitroMed, Inc.	70,300	1,873
*Medical Action Industries Inc.	94,970	1,871
*Serologicals Corp.	84,456	1,868
Vital Signs, Inc.	47,997	1,868
*Candela Corp.	161,697	1,837
*Immunomedics Inc.	601,651	1,829
*Geron Corp.	228,076	1,818
*Regeneron Pharmaceuticals, Inc.	197,217	1,816
*ICU Medical, Inc.	65,858	1,801
*Matria Healthcare, Inc.	46,009	1,798
*VistaCare, Inc.	107,041	1,780
*Adolor Corp.	178,435	1,770
*Odyssey Healthcare, Inc.	128,358	1,756
*Rigel Pharmaceuticals, Inc.	71,429	1,744
*Inverness Medical Innovations, Inc.	69,031	1,733
*Encysive Pharmaceuticals, Inc.	173,169	1,720
*MedCath Corp.	69,700	1,717
*Exelixis, Inc.	178,918	1,700
*Bradley Pharmaceuticals, Inc.	87,546	1,698
*BioMarin Pharmaceutical Inc.	264,306	1,689
*Psychiatric Solutions, Inc.	45,300	1,656
*Axonyx Inc.	266,903	1,655
Computer Programs and Systems, Inc.	71,321	1,651
*Pharmacyclics, Inc.	157,592	1,650
*Neogen Corp.	72,496	1,642
*Nuvelo, Inc.	165,809	1,633
*Nastech Pharmaceutical Co., Inc.	133,785	1,617
*HMS Holdings Corp.	177,029	1,591
*TriPath Imaging, Inc.	176,837	1,586
*Cepheid, Inc.	159,111	1,582
*Lexicon Genetics Inc.	203,273	1,576
*STAAR Surgical Co.	251,801	1,571
*Digene Corp.	59,294	1,551
*Molecular Devices Corp.	77,047	1,549
*Viasys Healthcare Inc.	81,159	1,542
*Closure Medical Corp.	78,725	1,535
*OraSure Technologies, Inc.	226,996	1,525
*InterMune Inc.	114,053	1,512
*Curis, Inc.	287,595	1,501
*Vivus, Inc.	333,648	1,485
*Dyax Corp.	201,631	1,456
*Hi-Tech Pharmacal Co., Inc.	78,197	1,442
*National Dentex Corp.	47,271	1,439
*Advanced Magnetics, Inc.	91,510	1,439
*Idenix Pharmaceuticals Inc.	82,655	1,418
*CryoLife Inc.	199,242	1,409

Vanguard Total Stock Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*Albany Molecular Research, Inc.	126,047	1,404
*Array BioPharma Inc.	145,959	1,390
*Microvision, Inc.	198,140	1,387
*Noven Pharmaceuticals, Inc.	81,059	1,383
*Isis Pharmaceuticals, Inc.	233,823	1,380
BioLase Technology, Inc.	125,844	1,368
*AVI BioPharma, Inc.	581,849	1,367
*VitalWorks Inc.	303,442	1,350
Hooper Holmes, Inc.	227,902	1,349
*Diversa Corp.	153,320	1,340
*Neurogen Corp.	142,808	1,337
*Maxim Pharmaceuticals, Inc.	437,781	1,322
*Indevus Pharmaceuticals, Inc.	220,067	1,312
*SuperGen, Inc.	184,414	1,300
*Discovery Laboratories, Inc.	163,574	1,297
*Spectranetics Corp.	229,916	1,292
*Orchid Biosciences, Inc.	111,807	1,286
*CardioDynamics International Corp.	248,481	1,285
*Alliance Imaging, Inc.	113,793	1,280
*Penwest Pharmaceuticals Co.	106,781	1,277
*Collagenex Pharmaceuticals, Inc.	171,233	1,257
*Embrex, Inc.	94,821	1,256
*Pharmacopeia Drug Discovery	208,527	1,249
*MannKind Corp.	79,180	1,247
*Maxygen Inc.	97,460	1,247
*Aphton Corp.	400,404	1,245
*Cubist Pharmaceuticals, Inc.	103,465	1,224
*Guilford Pharmaceuticals, Inc.	246,016	1,218
*CYTOGEN Corp.	105,430	1,215
*EPIX Pharmaceuticals, Inc.	66,616	1,193
*InKine Pharmaceutical Co., Inc.	218,831	1,188
*CorVel Corp.	44,010	1,179
*Enpath Medical, Inc.	108,545	1,172
*Specialty Laboratories, Inc.	106,047	1,171
*Cypress Bioscience, Inc.	83,048	1,168
*Renovis, Inc.	80,859	1,163
*HealthTronics Surgical Services, Inc.	108,967	1,158
*Illumina, Inc.	121,044	1,147
*Rochester Medical Corp.	119,660	1,125
*Hollis-Eden Pharmaceuticals, Inc.	118,164	1,113
*EntreMed, Inc.	342,820	1,111
*Antigenics, Inc.	109,340	1,107
*Vical, Inc.	232,576	1,093
*Cerus Corp.	368,466	1,091
*Savient Pharmaceuticals Inc.	400,098	1,084
*Oxigene, Inc.	196,680	1,082
*Progenics Pharmaceuticals, Inc.	62,945	1,080
*Accelrys Inc.	137,815	1,075
*Conor Medsystems, Inc.	77,065	1,067
*SONUS Pharmaceuticals, Inc.	301,317	1,061
*Pozen Inc.	144,858	1,053
*Cardiac Science, Inc.	486,194	1,040
*Luminex Corp.	117,086	1,040
*Titan Pharmaceuticals, Inc.	315,590	1,016
*Trimeris, Inc.	70,925	1,005
*Stereotaxis Inc.	102,000	1,003
*Possis Medical Inc.	74,026	998
*SciClone Pharmaceuticals, Inc.	266,843	987
*Five Star Quality Care, Inc.	116,158	984

Vanguard Total Stock Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*Cell Genesys, Inc.	117,939	955
*Bruker BioSciences Corp.	231,728	934
*OCA Inc.	145,318	923
*Exact Sciences Corp.	240,303	918
*Durect Corp.	278,756	914
*IntegraMed America, Inc.	77,234	904
*Targeted Genetics Corp.	580,703	900
*Introgen Therapeutics, Inc.	105,834	895
*Neurobiological Technologies, Inc.	201,482	891
*Merit Medical Systems, Inc.	58,266	890
*Cytokinetics, Inc.	86,837	890
*NeoPharm, Inc.	70,053	876
*Aastrom Biosciences, Inc.	614,000	872
*ARIAD Pharmaceuticals, Inc.	117,271	871
*DOV Pharmaceutical, Inc.	48,128	869
*SeraCare Life Sciences, Inc.	58,374	861
*National Medical Health Card Systems, Inc.	37,180	859
*Allscripts Healthcare Solutions, Inc.	80,360	857
*Novoste Corp.	498,203	852
*Oscient Pharmaceuticals	232,957	850
*Third Wave Technologies	97,858	842
*Palatin Technologies, Inc.	314,610	837
*Synovis Life Technologies, Inc.	76,887	831
*Caliper Life Sciences, Inc.	109,593	825
*Novavax, Inc.	253,470	824
*Omnicell, Inc.	72,400	796
*Theragenics Corp.	192,741	783
*Conceptus, Inc.	94,777	769
*SIGA Technologies, Inc.	457,049	759
*Sonic Innovations, Inc.	178,466	744
*VNUS Medical Technologies, Inc.	54,400	735
*Peregrine Pharmaceuticals, Inc.	626,997	734
*Cell Therapeutics, Inc.	89,982	732
*Quidel Corp.	142,945	726
*Animas Corp.	45,265	707
*Air Methods Corp.	82,266	707
*Cholestech Corp.	86,726	706
*La Jolla Pharmaceutical Co.	405,097	677
*Repligen Corp.	234,956	674
*Abaxis, Inc.	46,500	674
*Vion Pharmaceuticals, Inc.	142,700	669
*Genta Inc.	379,736	668
*NMT Medical, Inc.	131,486	651
*Ista Pharmaceuticals Inc.	64,064	648
*Epimmune Inc.	386,602	642
*IMPAC Medical Systems, Inc.	31,058	639
*Orphan Medical, Inc.	70,635	634
*Exactech, Inc.	34,274	627
*Kendle International Inc.	70,725	622
*Pain Therapeutics, Inc.	86,317	622
*ViroPharma Inc.	186,885	607
*Res-Care, Inc.	39,732	605
Young Innovations, Inc.	17,644	595
*Carrington Labs Inc.	96,301	590
*Corixa Corp.	160,581	585
*Lynx Therapeutics, Inc.	150,718	576
Psychemedics Corp.	44,437	575
*Ciphergen Biosystems, Inc.	133,739	575
*Neose Technologies, Inc.	85,268	573

Vanguard Total Stock Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*Symbion, Inc.	25,900	572
*Palomar Medical Technologies, Inc.	21,127	551
*Allos Therapeutics Inc.	228,200	548
*US Physical Therapy, Inc.	35,242	543
*Chronimed Inc.	80,256	524
*I-Flow Corp.	28,533	520
*Hanger Orthopedic Group, Inc.	63,956	518
*Valentis, Inc.	206,636	517
*Sequenom, Inc.	354,083	510
*Lipid Sciences, Inc.	137,852	505
*Iridex Corp.	118,547	503
*Emisphere Technologies, Inc.	121,466	492
*GenVec, Inc.	294,633	480
National Healthcare Corp.	13,316	470
*Allied Healthcare International Inc.	85,126	468
*GTx, Inc.	34,571	466
*Sirna Therapeutics, Inc.	145,470	460
*Cardima, Inc.	894,185	456
*Seattle Genetics, Inc.	69,323	453
*IntraBiotics Pharmaceuticals, Inc.	110,711	452
*Curon Medical Inc.	254,660	446
*Aradigm Corp.	256,117	443
*Genaissance Pharmaceuticals, Inc.	205,367	437
*XOMA Ltd.	166,649	432
*Cortex Pharmaceuticals, Inc.	159,200	431
*Insmed Inc.	194,265	427
*AVANT Immunotherapeutics, Inc.	212,322	427
*Arena Pharmaceuticals, Inc.	63,096	422
*Tercica, Inc.	41,486	415
*Corgentech Inc.	49,600	411
*Gene Logic Inc.	110,860	408
*Aksys, Ltd.	72,898	405
*Harvard Bioscience, Inc.	85,570	396
*Superior Consultant Holdings Corp.	45,889	387
*Curative Health Services, Inc.	55,851	383
*Zonagen, Inc.	87,175	377
*Barrier Therapeutics Inc.	22,374	371
*BioSphere Medical Inc.	94,990	370
*Rita Medical Systems, Inc.	95,139	368
*Genitope Corp.	21,561	367
*Sangamo BioSciences, Inc.	60,997	366
*Geopharma Inc.	76,484	357
*Santarus Inc.	38,700	351
*Radiologix Inc.	79,100	348
*Encore Medical Corp.	47,876	325
*AP Pharma Inc.	196,959	325
*MIM Corp.	49,434	314
*PRAECIS Pharmaceuticals Inc.	164,114	312
*Kosan Biosciences, Inc.	43,901	304
*Osteotech, Inc.	55,315	304
*Bentley Pharmaceuticals, Inc.	27,666	297
Healthcare Services Group, Inc.	13,866	289
*Matritech Inc.	258,993	275
*Interpharm Holdings, Inc.	111,461	273
*SRI/Surgical Express, Inc.	54,736	271
*Continucare Corp.	105,519	266
*Proxymed Pharmacy, Inc.	25,200	247
*Cantel Medical Corp.	6,600	247
*Columbia Laboratories Inc.	89,449	237

Vanguard Total Stock Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*Bioject Medical Technologies Inc.	147,376	236
*GTC Biotherapeutics, Inc.	153,722	234
*The Immune Response Corp.	144,959	233
*Pharmos Corp.	154,400	219
*Bioanalytical Systems, Inc.	42,969	215
*aaiPharma Inc.	62,941	205
*Lanvision Systems, Inc.	70,081	196
*Immtech International, Inc.	16,200	194
*DepoMed, Inc.	34,873	188
*Avigen, Inc.	53,430	174
*A.D.A.M., Inc.	43,455	173
*Avanir Pharmaceuticals Class A	50,100	171
*Virologic, Inc. Rights	700,738	168
*Tapestry Pharmaceuticals Inc.	170,976	166
*Microtek Medical Holdings, Inc.	40,240	163
*Large Scale Biology Corp.	127,456	161
*Corcept Therapeutics Inc.	24,961	156
*Biopure Corp.	263,199	155
*Retractable Technologies, Inc.	32,792	151
D&K Healthcare Resources, Inc.	16,598	134
*Physiometrix, Inc.	111,892	125
*Alteon, Inc.	95,268	125
*V.I. Technologies, Inc.	191,154	124
*Cytrx Corp.	71,659	101
*PharmaNetics, Inc.	131,664	100
*Orthologic Corp.	15,200	95
*IVAX Diagnostics, Inc.	20,734	90
*MacroChem Corp.	115,200	84
*Micro Therapeutics, Inc.	21,848	82
*Phase Forward Inc.	9,700	79
*Precision Optics Corp., Inc.	63,060	78
*Icoria Inc.	109,833	71
*IGI, Inc.	49,172	61
*Transgenomic, Inc.	49,307	57
*Applied Imaging Corp.	79,556	53
*LifeCell Corp.	5,100	52
*Natrol, Inc.	13,349	45
*Dynacq Healthcare, Inc	8,412	40
*HealthAxis, Inc.	9,014	20
*Stratagene Holding Corp.	1,714	13
*Pure Bioscience	6,829	6
*DiaSys Corp.	5,071	3
*SpectRx, Inc.	1,000	1

		6,903,562

Integrated Oils (3.8%)
ExxonMobil Corp.	24,977,635	1,280,354
ChevronTexaco Corp.	8,135,461	427,193
ConocoPhillips Co.	2,619,332	227,437
Occidental Petroleum Corp.	1,496,028	87,308
Marathon Oil Corp.	1,323,836	49,789
Unocal Corp.	1,012,843	43,795
Amerada Hess Corp.	348,701	28,726
Murphy Oil Corp.	351,949	28,314
Hugoton Royalty Trust	192,530	5,044
*KCS Energy, Inc.	270,111	3,992
*Delta Petroleum Corp.	210,536	3,301

Vanguard Total Stock Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*Giant Industries, Inc.	91,808	2,434
*GMX Resources Inc.	171,092	1,193
		2,188,880
Other Energy (2.9%)
Schlumberger Ltd.	2,255,289	150,992
Devon Energy Corp.	1,856,258	72,246
Halliburton Co.	1,689,114	66,281
Burlington Resources, Inc.	1,510,207	65,694
Apache Corp.	1,247,192	63,070
Anadarko Petroleum Corp.	957,285	62,042
Baker Hughes, Inc.	1,276,817	54,482
*Transocean Inc.	1,228,961	52,096
Valero Energy Corp.	978,121	44,407
XTO Energy, Inc.	994,349	35,180
Kerr-McGee Corp.	577,616	33,380
Williams Cos., Inc.	1,989,136	32,403
EOG Resources, Inc.	450,847	32,172
GlobalSantaFe Corp.	898,937	29,764
*Nabors Industries, Inc.	569,110	29,190
BJ Services Co.	615,480	28,644
*Weatherford International Ltd.	511,396	26,235
*Noble Corp.	512,921	25,513
El Paso Corp.	2,360,384	24,548
Sunoco, Inc.	290,071	23,702
*Smith International, Inc.	400,887	21,812
Peabody Energy Corp.	245,705	19,880
Diamond Offshore Drilling, Inc.	494,883	19,820
Pioneer Natural Resources Co.	555,403	19,495
ENSCO International, Inc.	577,739	18,337
Chesapeake Energy Corp.	1,023,504	16,888
*Reliant Energy, Inc.	1,141,349	15,579
Premcor, Inc.	341,116	14,385
Equitable Resources, Inc.	236,708	14,359
CONSOL Energy, Inc.	343,790	14,113
*Newfield Exploration Co.	234,761	13,863
*Ultra Petroleum Corp.	286,726	13,800
*NRG Engergy	382,596	13,793
Noble Energy, Inc.	222,079	13,693
Patterson-UTI Energy, Inc.	636,396	12,378
Pogo Producing Co.	244,556	11,859
*National-Oilwell, Inc.	328,583	11,596
*Cooper Cameron Corp.	210,121	11,307
*Varco International, Inc.	373,376	10,884
*Pride International, Inc.	520,265	10,686
*Rowan Cos., Inc.	408,633	10,584
Massey Energy Co.	290,431	10,151
Patina Oil&Gas Corp.	269,939	10,123
*Grant Prideco, Inc.	469,256	9,409
Arch Coal, Inc.	235,211	8,359
*FMC Technologies Inc.	258,311	8,318
*Tesoro Petroleum Corp.	253,443	8,075
*Calpine Corp.	2,048,530	8,071
*Plains Exploration&Production Co.	295,153	7,674
*Forest Oil Corp.	225,889	7,165
*Quicksilver Resources, Inc.	190,522	7,007
*Unit Corp.	175,554	6,708
*Dynegy, Inc.	1,446,977	6,685

Vanguard Total Stock Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

Helmerich&Payne, Inc.	193,588	6,590
*Houston Exploration Co.	107,903	6,076
*Cimarex Energy Co.	158,628	6,012
*Cal Dive International, Inc.	146,580	5,973
*Key Energy Services, Inc.	500,559	5,907
St. Mary Land&Exploration Co.	140,728	5,874
*Stone Energy Corp.	127,077	5,730
*Denbury Resources, Inc.	208,738	5,730
Vintage Petroleum, Inc.	250,275	5,679
*Spinnaker Exploration Co.	160,783	5,639
Cabot Oil&Gas Corp.	126,633	5,604
*Encore Acquisition Co.	158,189	5,522
Range Resources Corp.	269,700	5,518
*Magnum Hunter Resources Inc.	420,927	5,430
Berry Petroleum Class A	113,739	5,425
*Bill Barrett Corp.	159,277	5,095
*Todco	274,100	5,049
*Oceaneering International, Inc.	125,095	4,669
*Hanover Compressor Co.	329,284	4,653
Holly Corp.	166,716	4,646
*Swift Energy Co.	157,748	4,565
*KFX, Inc.	304,097	4,415
CARBO Ceramics Inc.	60,992	4,208
*Universal Compression Holdings, Inc.	120,412	4,204
*Comstock Resources, Inc.	187,375	4,132
*Superior Energy Services, Inc.	263,470	4,060
*Remington Oil&Gas Corp.	148,133	4,037
Frontier Oil Corp.	151,165	4,030
Penn Virginia Corp.	98,590	4,000
*Seacor Holdings INC	74,113	3,958
*Energy Partners, Ltd.	194,764	3,948
*Foundation Coal Holdings, Inc.	169,500	3,909
*Toreador Resources Corp.	174,040	3,862
*Hydrill Co.	81,698	3,718
*ATP Oil&Gas Corp.	198,326	3,685
Resource America, Inc.	111,606	3,627
*Harvest Natural Resources, Inc.	209,313	3,615
*Petroleum Development Corp.	93,640	3,612
*Whiting Petroleum Corp.	116,928	3,537
*Atlas America, Inc.	97,032	3,469
*Atwood Oceanics, Inc.	63,080	3,286
*Global Industries Ltd.	389,316	3,227
*Oil States International, Inc.	165,389	3,190
*Enbridge Energy Management LLC	64,664	3,185
*McMoRan Exploration Co.	168,892	3,158
*Grey Wolf, Inc.	569,825	3,003
*The Meridian Resource Corp.	492,989	2,983
*Veritas DGC Inc.	130,399	2,922
*FX Energy, Inc.	244,862	2,860
*Goodrich Petroleum Corp.	176,000	2,853
Marketwest Energy Partners, LP	55,924	2,719
RPC Inc.	107,858	2,709
*Syntroleum Corp.	336,877	2,705
*Brigham Exploration Co.	297,990	2,682
*FuelCell Energy, Inc.	255,660	2,531
*W-H Energy Services, Inc.	107,129	2,395
*Input/Output, Inc.	261,362	2,310
*Westmoreland Coal Co.	75,697	2,306
*Callon Petroleum Co.	151,686	2,193

Vanguard Total Stock Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*The Exploration Co. of Delaware, Inc.	343,356	2,167
Crosstex Energy, Inc.	51,127	2,142
*PetroQuest Energy, Inc.	425,316	2,105
*TETRA Technologies, Inc.	73,665	2,085
*Clayton Williams Energy, Inc.	91,032	2,085
*TransMontaigne Inc.	338,316	2,074
*Plug Power, Inc.	332,530	2,032
*Double Eagle Petroleum Co.	100,865	1,948
*Horizon Offshore, Inc.	1,020,647	1,674
*Parallel Petroleum Corp.	308,428	1,666
*Newpark Resources, Inc.	311,293	1,603
*Dril-Quip, Inc.	63,722	1,546
*Abraxas Petroleum Corp.	621,100	1,441
*Copano Energy LLC	43,275	1,233
Gulf Island Fabrication, Inc.	53,720	1,173
*Petrohawk Energy Corp.	135,138	1,157
*Evergreen Solar, Inc.	241,081	1,054
*Parker Drilling Co.	260,965	1,026
*Royale Energy, Inc.	113,455	816
Lufkin Industries	20,229	807
*Capstone Turbine Corp.	435,411	797
*Harken Energy Corp.	1,449,447	754
*Infinity, Inc.	78,293	640
*Magellan Petroleum Corp.	478,131	636
*Matrix Service Co.	76,951	620
*Global Power Equipment Group Inc.	60,684	597
*Torch Offshore, Inc.	375,245	544
*Prime Energy Corp.	26,366	534
*Hornbeck Offshore Services, Inc.	21,400	413
APCO Argentina Inc.	11,106	410
*ICO, Inc.	106,028	327
*Wilshire Enterprises, Inc.	40,110	261
*U.S. Energy Systems, Inc.	59,910	48
*T-3 Energy Services, Inc.	977	7

		1,639,948

Materials&Processing (4.3%)
E.I. du Pont de Nemours&Co.	3,811,179	186,938
Dow Chemical Co.	3,587,934	177,639
Alcoa Inc.	3,322,119	104,381
International Paper Co.	1,857,228	78,004
Newmont Mining Corp. (Holding Co.)	1,550,936	68,877
Masco Corp.	1,698,987	62,064
Weyerhaeuser Co.	852,047	57,275
Monsanto Co.	1,019,849	56,653
Archer-Daniels-Midland Co.	2,486,627	55,477
Praxair, Inc.	1,244,047	54,925
Air Products&Chemicals, Inc.	869,537	50,407
PPG Industries, Inc.	656,022	44,714
Rohm&Haas Co.	851,868	37,678
Georgia Pacific Group	987,658	37,017
Phelps Dodge Corp.	359,640	35,576
Ecolab, Inc.	985,804	34,631
*American Standard Cos., Inc.	828,995	34,254
Nucor Corp.	606,432	31,741
Lyondell Chemical Co.	927,165	26,814
MeadWestvaco Corp.	772,101	26,166
Freeport-McMoRan Copper&Gold, Inc. Class B	664,905	25,419

Vanguard Total Stock Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

Avery Dennison Corp.	422,658	25,347
Sherwin-Williams Co.	549,456	24,522
Bunge Ltd.	421,297	24,018
*The Mosaic Co.	1,442,781	23,546
United States Steel Corp.	434,307	22,258
Vulcan Materials Co.	390,634	21,333
Ball Corp.	429,948	18,909
The St. Joe Co.	291,572	18,719
Smurfit-Stone Container Corp.	970,486	18,129
Fluor Corp.	319,161	17,397
Eastman Chemical Co.	297,548	17,177
*Sealed Air Corp.	321,202	17,110
Precision Castparts Corp.	248,445	16,318
Sigma-Aldrich Corp.	264,442	15,988
Ashland, Inc.	269,244	15,718
*International Steel Group, Inc.	374,508	15,190
*Pactiv Corp.	586,592	14,835
*Energizer Holdings, Inc.	298,299	14,822
Engelhard Corp.	475,874	14,595
Temple-Inland Inc.	213,078	14,575
Southern Peru Copper Corp.	306,437	14,467
Lafarge North America Inc.	268,418	13,775
*Owens-Illinois, Inc.	570,841	12,930
Bemis Co., Inc.	409,181	11,903
Louisiana-Pacific Corp.	418,209	11,183
Sonoco Products Co.	374,968	11,118
Forest City Enterprise Class A	191,514	11,022
*Nalco Holding Co.	541,599	10,572
*Jacobs Engineering Group Inc.	215,317	10,290
Martin Marietta Materials, Inc.	184,550	9,903
Florida Rock Industries, Inc.	165,090	9,828
Valspar Corp.	196,345	9,819
Packaging Corp. of America	408,682	9,624
Bowater Inc.	212,702	9,353
Lubrizol Corp.	250,058	9,217
Cabot Corp.	236,285	9,139
*Scotts Co.	123,985	9,115
The Timken Co.	344,537	8,965
Harsco Corp.	157,452	8,776
RPM International, Inc.	444,423	8,737
*Crown Holdings, Inc.	633,820	8,709
*Glamis Gold, Ltd.	499,857	8,578
Westlake Chemical Corp.	242,823	8,110
Allegheny Technologies Inc.	358,453	7,768
Cytec Industries, Inc.	150,266	7,727
Hughes Supply, Inc.	236,808	7,661
Airgas, Inc.	285,757	7,575
Corn Products International, Inc.	141,327	7,569
AptarGroup Inc.	139,736	7,375
Valhi, Inc.	458,009	7,369
Steel Dynamics, Inc.	190,339	7,210
*Meridian Gold Co.	379,596	7,201
*FMC Corp.	139,737	6,749
*USG Corp.	164,821	6,637
Worthington Industries, Inc.	331,136	6,484
Simpson Manufacturing Co.	182,844	6,381
*Hercules, Inc.	428,551	6,364
Georgia Gulf Corp.	126,882	6,319
Kronos Worldwide, Inc.	154,834	6,309

Vanguard Total Stock Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

Albemarle Corp.	159,567	6,177
*AK Steel Corp.	420,092	6,079
Olin Corp.	267,784	5,897
*Armor Holdings, Inc.	125,290	5,891
Texas Industries, Inc.	93,569	5,837
Cleveland-Cliffs Inc.	56,035	5,820
Quanex Corp.	83,600	5,732
Potlatch Corp.	113,210	5,726
Brady Corp. Class A	91,482	5,724
*Dycom Industries, Inc.	185,379	5,658
Commercial Metals Co.	111,682	5,647
Great Lakes Chemical Corp.	194,020	5,528
York International Corp.	159,016	5,492
*Graphic Packaging Corp.	761,836	5,485
Clarcor Inc.	97,663	5,349
Carpenter Technology Corp.	90,748	5,305
Minerals Technologies, Inc.	79,069	5,274
Acuity Brands, Inc.	163,385	5,196
*URS Corp.	161,809	5,194
Crompton Corp.	439,484	5,186
Schnitzer Steel Industries, Inc. Class A	148,358	5,034
*WCI Communities, Inc.	170,679	5,018
*Maverick Tube Corp.	163,286	4,948
Reliance Steel&Aluminum Co.	125,148	4,876
LNR Property Corp.	76,892	4,837
Silgan Holdings, Inc.	79,322	4,835
Granite Construction Co.	181,453	4,827
Lennox International Inc.	230,437	4,689
*NL Industries, Inc.	210,191	4,645
*W.R. Grace&Co.	325,417	4,429
Watsco, Inc.	125,639	4,425
Mueller Industries Inc.	133,281	4,292
*Cabot Microelectronics Corp.	106,705	4,274
Greif Inc. Class A	75,568	4,232
Albany International Corp.	118,795	4,177
USEC Inc.	427,882	4,146
*Century Aluminum Co.	157,417	4,134
*Coeur d'Alene Mines Corp.	1,041,046	4,091
*Oregon Steel Mills, Inc.	200,392	4,066
*OM Group, Inc.	124,128	4,024
*GrafTech International Ltd.	420,473	3,978
MacDermid, Inc.	108,931	3,932
*Trammell Crow Co.	215,316	3,899
*Griffon Corp.	144,389	3,898
*Stillwater Mining Co.	341,839	3,849
*Symyx Technologies, Inc.	127,716	3,842
*Trex Co., Inc.	73,194	3,838
Delta&Pine Land Co.	139,034	3,793
Brookfield Homes Corp.	109,677	3,718
*Lone Star Technologies, Inc.	110,717	3,705
Longview Fibre Co.	203,753	3,696
Kaydon Corp.	110,917	3,662
*Hecla Mining Co.	618,842	3,608
Ferro Corp.	154,608	3,585
Eagle Materials, Inc.	41,296	3,566
Gibraltar Industries Inc.	146,638	3,464
*Tejon Ranch Co.	84,836	3,461
*Shaw Group, Inc.	193,847	3,460
Wausau-Mosinee Paper Corp.	190,231	3,398

Vanguard Total Stock Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

AMCOL International Corp.	168,689	3,389
*Ceradyne, Inc.	58,346	3,338
*UAP Holding Corp.	192,400	3,323
*Hexcel Corp.	224,747	3,259
*EMCOR Group, Inc.	70,897	3,203
*Energy Conversion Devices, Inc.	165,661	3,201
*NS Group Inc.	114,588	3,186
*Quanta Services, Inc.	396,337	3,171
*PolyOne Corp.	348,554	3,158
H.B. Fuller Co.	109,405	3,119
Compass Minerals International	128,200	3,106
*Caraustar Industries, Inc.	174,460	2,934
*Insituform Technologies Inc. Class A	128,960	2,924
Spartech Corp.	106,783	2,893
*EnerSys	187,167	2,854
A. Schulman Inc.	132,285	2,832
ElkCorp	80,388	2,751
*Gold Kist Inc.	200,219	2,727
*RTI International Metals, Inc.	132,362	2,719
Cambrex Corp.	100,231	2,716
*Alico, Inc.	46,305	2,710
*Titanium Metals Corp.	111,235	2,685
*NCI Building Systems, Inc.	71,289	2,673
*DHB Industries, Inc.	139,338	2,653
*Neenah Paper Inc.	81,076	2,643
Arch Chemicals, Inc.	91,393	2,630
Royal Gold, Inc.	144,066	2,628
*Rogers Corp.	60,668	2,615
*Avatar Holding, Inc.	54,344	2,614
Eagle Materials, Inc. B Shares	31,002	2,613
Steel Technologies, Inc.	91,568	2,519
Ryerson Tull, Inc.	157,036	2,473
*Zoltek Cos., Inc.	158,877	2,375
*Material Sciences Corp.	131,428	2,364
Glatfelter	152,433	2,329
*Beacon Roofing Supply, Inc.	116,900	2,322
*Comfort Systems USA, Inc.	293,294	2,252
Aceto Corp.	114,630	2,183
*Wheeling-Pittsburgh Corp.	55,271	2,130
*Northwest Pipe Co.	85,027	2,121
*A.M. Castle&Co.	176,586	2,108
Tredegar Corp.	103,702	2,096
*Bluegreen Corp.	105,200	2,086
The Standard Register Co.	145,769	2,058
*Terra Industries, Inc.	227,181	2,017
Apogee Enterprises, Inc.	148,866	1,996
CompX International Inc.	119,297	1,972
*Constar International Inc.	255,142	1,970
Rock-Tenn Co.	122,488	1,857
*Buckeye Technology, Inc.	142,575	1,855
*Mobile Mini, Inc.	55,582	1,836
*Interface, Inc.	183,720	1,832
Universal Forest Products, Inc.	42,192	1,831
*WCA Waste Corp.	173,550	1,814
Chesapeake Corp. of Virginia	66,180	1,797
*Lydall, Inc.	146,705	1,740
Barnes Group, Inc.	65,597	1,739
Juno Lighting, Inc.	41,322	1,736
*Layne Christensen Co.	92,182	1,673

Vanguard Total Stock Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

Myers Industries, Inc.	128,078	1,639
*Drew Industries, Inc.	45,027	1,629
*Encore Wire Corp.	120,585	1,607
*Jacuzzi Brands, Inc.	183,114	1,593
CIRCOR International, Inc.	65,117	1,508
Valmont Industries, Inc.	60,056	1,508
Consolidated-Tomoka Land Co.	33,267	1,430
Ameron International Corp.	37,719	1,430
*Huttig Building Products, Inc.	136,760	1,429
*Maxxam Inc.	42,529	1,395
*Griffin Land&Nurseries, Inc.	52,872	1,361
*AAON, Inc.	83,816	1,347
Wellman, Inc.	123,633	1,322
*TransPro Inc.	213,136	1,300
WD-40 Co.	45,244	1,285
Penford Corp.	76,974	1,211
Quaker Chemical Corp.	47,927	1,191
Deltic Timber Corp.	27,838	1,182
*Stratus Properties Inc.	73,920	1,172
*Foamex International, Inc.	308,398	1,160
*Exide Technologies	83,535	1,151
Oil-Dri Corp. of America	63,015	1,147
*Brush Engineered Materials Inc.	61,300	1,134
*Reading International Inc. Class A	127,214	1,064
*Webco Industries, Inc.	96,423	1,038
*Ultralife Batteries, Inc.	52,500	1,021
LSI Industries Inc.	88,790	1,017
*EarthShell Corp.	402,304	1,006
*NewMarket Corp.	49,804	991
NN, Inc.	72,952	964
*Valence Technology Inc.	304,251	946
Calgon Carbon Corp.	99,539	904
Ampco-Pittsburgh Corp.	60,218	879
*First Acceptance Corp.	94,800	849
Building Materials Holding Corp.	21,798	835
*Unifi, Inc.	214,171	820
Stepan Co.	33,370	813
*Infrasource Services Inc.	62,500	812
Andersons, Inc.	30,900	788
*U.S. Energy Corp.	256,961	761
*Medis Technology Ltd.	40,234	738
*Synalloy Corp.	73,307	726
Ennis, Inc.	37,418	720
Pope&Talbot, Inc.	38,683	662
*U.S. Concrete, Inc.	80,406	617
*Omnova Solutions Inc.	107,167	602
American Vanguard Corp.	15,650	576
Hawkins, Inc.	45,795	542
*Integrated Electrical Services, Inc.	98,626	477
*Perini Corp.	28,205	471
*Lesco, Inc.	35,200	454
*Liquidmetal Technologies Inc.	191,249	420
*Tarragon Realty Investors Inc. REIT	21,069	376
Penn Engineering&Manufacturing Corp.	20,094	364
Anchor Glass Container Corp.	44,163	297
*HouseValues, Inc.	19,000	285
*Eden Bioscience Corp.	283,660	275
*Wellsford Real Properties Inc.	18,774	271
MGP Ingredients, Inc.	26,000	225

Vanguard Total Stock Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*Mestek, Inc.	11,422	207
*Badger Paper Mills, Inc.	45,643	199
Noland Co.	2,810	129
*Interline Brands, Inc.	5,500	97
*Impreso, Inc.	32,000	80
*American Realty Investors, Inc.	7,270	71
*Acmat Corp. Class A	4,936	64
*WHX Corp.	29,344	34
*Aleris International Inc	1,700	29
*Shiloh Industries, Inc.	1,700	24
*Bluelinx Holdings Inc.	1,500	22
*Corrpro Cos., Inc.	3,200	3
*General Chemical Group Inc.	17,001	--
*BMC Industries, Inc.	211,416	--
*Cone Mills Corp.	104,013	--

		2,480,579

Producer Durables (4.5%)
United Technologies Corp.	1,954,106	201,957
The Boeing Co.	3,051,502	157,976
Caterpillar, Inc.	1,308,990	127,640
Emerson Electric Co.	1,611,214	112,946
*Applied Materials, Inc.	6,471,540	110,663
Illinois Tool Works, Inc.	1,154,466	106,996
Lockheed Martin Corp.	1,699,146	94,388
Northrop Grumman Corp.	1,369,325	74,437
Deere&Co.	952,297	70,851
Danaher Corp.	1,178,213	67,641
*Xerox Corp.	3,642,223	61,954
Ingersoll-Rand Co.	671,818	53,947
*Agilent Technologies, Inc.	1,855,025	44,706
*Lexmark International, Inc.	494,860	42,063
Pitney Bowes, Inc.	884,815	40,949
D. R. Horton, Inc.	891,541	35,938
*KLA-Tencor Corp.	752,056	35,031
Parker Hannifin Corp.	457,358	34,640
Dover Corp.	777,277	32,599
Lennar Corp. Class A	560,290	31,757
Pulte Homes, Inc.	485,554	30,978
Centex Corp.	473,446	28,208
Rockwell Collins, Inc.	677,346	26,715
Cooper Industries, Inc. Class A	351,204	23,843
W.W. Grainger, Inc.	348,182	23,196
Molex, Inc.	725,542	21,766
*Waters Corp.	464,524	21,735
*Toll Brothers, Inc.	284,340	19,509
*Thermo Electron Corp.	624,685	18,859
*NVR, Inc.	24,450	18,812
KB HOME	177,124	18,492
Pentair, Inc.	383,738	16,716
American Power Conversion Corp.	766,698	16,407
*American Tower Corp. Class A	858,572	15,798
Novellus Systems, Inc.	558,891	15,587
Diebold, Inc.	274,258	15,284
*LAM Research Corp.	512,755	14,824
Goodrich Corp.	453,802	14,812
*Crown Castle International Corp.	862,143	14,346
Cummins Inc.	169,307	14,186

Vanguard Total Stock Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

Pall Corp.	478,557	13,854
*Teradyne, Inc.	742,082	12,667
Hubbell Inc. Class B	224,097	11,720
MDC Holdings, Inc.	124,478	10,760
Donaldson Co., Inc.	329,452	10,734
Tektronix, Inc.	353,140	10,668
*Hovnanian Enterprises Inc. Class A	214,607	10,627
Ryland Group, Inc.	181,470	10,442
Graco, Inc.	265,143	9,903
HNI Corp.	222,871	9,595
*United Defense Industries Inc.	202,190	9,553
*Alliant Techsystems, Inc.	144,020	9,416
Ametek, Inc.	261,306	9,321
*Terex Corp.	189,566	9,033
*Polycom, Inc.	380,791	8,880
Roper Industries Inc.	141,430	8,595
Joy Global Inc.	194,902	8,465
*Andrew Corp.	615,221	8,385
Standard Pacific Corp.	128,739	8,257
Briggs&Stratton Corp.	196,904	8,187
Steelcase Inc.	568,326	7,866
IDEX Corp.	189,321	7,667
Mine Safety Appliances Co.	150,392	7,625
Plantronics, Inc.	183,673	7,617
Beazer Homes USA, Inc.	51,744	7,565
*AGCO Corp.	345,257	7,558
Herman Miller, Inc.	273,126	7,546
Kennametal, Inc.	139,859	6,961
*Thomas&Betts Corp.	226,209	6,956
*Taser International Inc.	214,632	6,780
Crane Co.	227,411	6,559
Engineered Support Systems, Inc.	102,005	6,041
*Flowserve Corp.	212,107	5,841
*Meritage Corp.	50,410	5,681
Nordson Corp.	136,982	5,489
*Actuant Corp.	104,895	5,470
Lincoln Electric Holdings, Inc.	157,957	5,456
*Ionics, Inc.	120,518	5,223
*Genlyte Group, Inc.	60,537	5,187
*Varian Semiconductor Equipment Associates, Inc.	139,717	5,149
*Teledyne Technologies, Inc.	173,130	5,095
Cognex Corp.	176,229	4,917
*ESCO Technologies Inc.	63,390	4,859
*Dionex Corp.	81,978	4,646
*Interdigital Communications Corp.	208,361	4,605
*Headwaters Inc.	159,472	4,545
*CUNO Inc.	73,203	4,348
Bucyrus International, Inc.	106,395	4,324
Technical Olympic USA, Inc.	169,315	4,297
*Cymer, Inc.	140,422	4,148
Federal Signal Corp.	226,068	3,992
*Rayovac Corp.	127,032	3,882
Watts Water Technologies, Inc.	119,296	3,846
*Rofin-Sinar Technologies Inc.	90,469	3,840
Curtiss-Wright Corp.	63,886	3,668
*MKS Instruments, Inc.	197,572	3,665
*Moog Inc.	80,188	3,637
Franklin Electric, Inc.	79,662	3,367
JLG Industries, Inc.	171,110	3,359

Vanguard Total Stock Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

Belden CDT Inc.	144,753	3,358
*FEI Co.	157,181	3,301
*A.S.V., Inc.	68,812	3,296
The Manitowoc Co., Inc.	85,253	3,210
Tecumseh Products Co. Class A	65,909	3,150
*Esterline Technologies Corp.	95,429	3,116
*Veeco Instruments, Inc.	146,505	3,087
*Park-Ohio Holdings Corp.	117,743	3,050
*Ultratech, Inc.	160,027	3,017
A.O. Smith Corp.	100,595	3,012
MTS Systems Corp.	89,023	3,010
*Axcelis Technologies, Inc.	368,345	2,995
*General Cable Corp.	214,776	2,975
*Power-One, Inc.	333,431	2,974
*Brooks Automation, Inc.	169,241	2,914
Baldor Electric Co.	105,836	2,914
*Littelfuse, Inc.	84,723	2,894
Kimball International, Inc. Class B	193,080	2,860
Regal-Beloit Corp.	98,089	2,805
*ATMI, Inc.	123,984	2,793
Woodward Governor Co.	38,842	2,781
*Technitrol, Inc.	151,483	2,757
*Triumph Group, Inc.	69,471	2,744
M/I Homes, Inc.	49,754	2,742
*Credence Systems Corp.	299,259	2,738
*FARO Technologies, Inc.	86,668	2,702
Applied Industrial Technology, Inc.	96,797	2,652
*Entegris Inc.	265,536	2,642
*MTC Technologies, Inc.	78,218	2,626
*Paxar Corp.	117,891	2,614
Levitt Corp. Class A	85,485	2,613
United Industrial Corp.	66,958	2,594
*Gardner Denver Inc.	71,334	2,589
*Powerwave Technologies, Inc.	304,159	2,579
The Middleby Corp.	50,682	2,571
*SBA Communications Corp.	273,972	2,542
*Artesyn Technologies, Inc.	219,900	2,485
*William Lyon Homes, Inc.	33,985	2,387
*Orbital Sciences Corp.	197,678	2,339
*Imagistics International Inc.	69,222	2,330
NACCO Industries, Inc. Class A	21,814	2,299
*Champion Enterprises, Inc.	193,626	2,289
Applied Signal Technology, Inc.	60,195	2,122
*Knoll, Inc.	118,279	2,070
*Kadant Inc.	99,742	2,045
*Arris Group Inc.	289,917	2,041
*Mykrolis Corp.	142,028	2,013
X-Rite Inc.	122,729	1,965
Stewart&Stevenson Services, Inc.	96,934	1,961
*Blount International, Inc.	111,025	1,934
*Kulicke&Soffa Industries, Inc.	219,605	1,893
C&D Technologies, Inc.	108,635	1,851
*Palm Harbor Homes, Inc.	108,599	1,833
Lennar Corp. Class B	34,676	1,810
*Itron, Inc.	75,555	1,807
Lindsay Manufacturing Co.	66,694	1,726
Thomas Industries, Inc.	42,915	1,713
*Cavco Industries, Inc.	38,028	1,709
*Axsys Technologies, Inc.	96,711	1,700

Vanguard Total Stock Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*Metrologic Instruments, Inc.	79,873	1,697
*Mastec Inc.	166,885	1,687
*Audiovox Corp.	105,837	1,670
*DuPont Photomasks, Inc.	62,850	1,660
*C-COR Inc.	175,910	1,636
*Presstek, Inc.	168,661	1,633
*LTX Corp.	208,081	1,600
Helix Technology Corp.	90,502	1,574
*Electro Scientific Industries, Inc.	78,843	1,558
*Milacron Inc.	458,786	1,555
*Applied Films Corp.	71,790	1,548
*Mattson Technology, Inc.	137,349	1,547
*Photon Dynamics, Inc.	62,664	1,521
*Rudolph Technologies, Inc.	88,237	1,515
*Photronics Inc.	90,922	1,500
*BE Aerospace, Inc.	127,759	1,487
Tennant Co.	36,733	1,456
*Sonic Solutions, Inc.	64,876	1,456
*Active Power, Inc.	315,580	1,452
Vicor Corp.	106,549	1,397
*EnPro Industries, Inc.	46,460	1,374
*Calamp Corp.	153,449	1,372
Woodhead Industries, Inc.	84,375	1,353
*Team, Inc.	85,315	1,327
CTS Corp.	96,848	1,287
Alamo Group, Inc.	46,761	1,270
*Symmetricom Inc.	128,511	1,248
*Zygo Corp.	104,141	1,228
HEICO Corp.	52,314	1,182
Keithley Instruments Inc.	58,570	1,154
*Tollgrade Communications, Inc.	91,016	1,114
*AZZ Inc.	68,398	1,111
*Advanced Energy Industries, Inc.	120,897	1,104
Gorman-Rupp Co.	46,252	1,064
Met-Pro Corp.	78,169	1,040
*Measurement Specialties, Inc.	40,200	1,023
*EMCORE Corp.	291,821	1,018
*Magnatek, Inc.	144,978	1,000
*RF Monolithics, Inc.	116,129	970
*Aetrium, Inc.	243,875	956
*Hovnanian Enterprises	19,300	956
*Strategic Diagnostics Inc.	272,436	954
*Darling International, Inc.	217,991	950
Curtiss-Wright Corp. Class B	16,860	949
Paul Mueller Co.	31,481	948
*Baldwin Technology Class A	310,219	931
*ADE Corp.	48,299	904
*Cavalier Homes, Inc.	152,727	900
*Virco Manufacturing Corp.	114,415	859
Standex International Corp.	29,697	846
Cohu, Inc.	45,049	836
*DDi Corp.	259,288	825
*Perceptron, Inc.	112,506	821
*Allied Motion Technologies, Inc.	112,878	815
*Asyst Technologies, Inc.	154,409	786
*Pemco Aviation Group, Inc.	27,802	758
*FSI International, Inc.	153,266	716
*Genus, Inc.	358,909	689
*Therma-Wave Inc.	196,410	680

Vanguard Total Stock Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*Tut Systems, Inc.	163,031	655
*Fairchild Corp.	177,244	654
*American Superconductor Corp.	43,500	648
*Ducommun, Inc.	30,595	638
*Viisage Technology, Inc.	70,596	636
*Paragon Technologies, Inc.	62,830	622
*Arotech Corp.	377,129	611
Skyline Corp.	14,328	585
Cascade Corp.	14,629	584
Astro-Med, Inc.	67,754	584
*Capital Pacific Holdings, Inc.	139,064	556
*Global Payment Tech Inc.	91,507	547
*Terayon Communications Systems, Inc.	197,270	535
Robbins&Myers, Inc.	22,077	526
*LMI Aerospace, Inc.	89,603	485
*Optical Cable Corp.	84,976	483
*Applied Innovation Inc.	138,050	480
*Astec Industries, Inc.	27,775	478
*August Technology Corp.	44,040	464
Summa Industries	46,740	464
HEICO Corp. Class A	26,677	461
*Orleans Homebuilders, Inc.	23,133	459
*TRC Cos., Inc.	26,935	458
*BTU International, Inc.	146,696	447
*TransAct Technologies Inc.	20,144	430
*Peco II, Inc.	364,564	430
*Distributed Energy Systems Corp.	163,042	408
*Katy Industries, Inc.	77,069	399
*Copper Mountain Networks, Inc.	144,203	392
*General Binding Corp.	28,771	378
Hubbell Inc. Class A	7,600	368
SpectraLink Corp.	25,773	365
*Electroglas, Inc.	75,654	359
*Bell Industries, Inc.	108,898	355
*Semitool, Inc.	37,280	346
*SatCon Technology Corp.	158,588	320
*Powell Industries, Inc.	16,975	314
*Somera Communications, Inc.	236,373	300
Tech/Ops Sevcon, Inc.	46,681	297
*Aerosonic Corp.	44,254	266
*Catalytica Energy Systems, Inc.	114,014	258
*Beacon Power Corp.	243,364	224
*Duratek, Inc.	8,600	214
*Proxim Corp. Class A	52,248	214
*General Bearing Corp.	36,504	183
*Color Kinetics Inc.	10,100	178
*Versar Inc.	40,700	177
*The Allied Defense Group, Inc.	7,500	167
*Dominion Homes, Inc.	6,522	164
*American Access Technologies Inc.	70,247	155
Collins Industries, Inc.	15,800	96
*Flanders Corp.	7,200	69
*ZEVEX International, Inc.	15,407	66
*TurboChef Technologies, Inc.	2,200	50
*Andrea Radio Corp.	124,782	8
*Oakwood Homes Corp.	81,969	4

Vanguard Total Stock Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*DT Industries, Inc.	525,268	1
*Optical Cable Corp. Warrants Exp. 10/24/2007	796	1

		2,578,513

Technology (13.2%)
Microsoft Corp.	41,520,638	1,109,016
International Business Machines Corp.	6,570,627	647,732
Intel Corp.	24,500,044	573,056
*Cisco Systems, Inc.	25,823,417	498,392
*Dell Inc.	9,635,755	406,051
*Oracle Corp.	19,748,190	270,945
QUALCOMM Inc.	6,216,781	263,592
Hewlett-Packard Co.	11,646,083	244,218
Texas Instruments, Inc.	6,611,337	162,771
Motorola, Inc.	8,952,885	153,990
*EMC Corp.	9,242,875	137,442
*Apple Computer, Inc.	1,451,497	93,476
General Dynamics Corp.	763,543	79,867
Computer Associates International, Inc.	2,237,312	69,491
*Sun Microsystems, Inc.	12,724,062	68,455
Raytheon Co.	1,725,590	67,005
*Corning, Inc.	5,331,221	62,748
*Symantec Corp.	2,411,319	62,116
*Lucent Technologies, Inc.	16,485,793	61,987
Adobe Systems, Inc.	911,370	57,179
*Juniper Networks, Inc.	2,027,290	55,122
Analog Devices, Inc.	1,429,909	52,792
Maxim Integrated Products, Inc.	1,245,371	52,791
*Veritas Software Corp.	1,655,891	47,276
Linear Technology Corp.	1,183,783	45,883
*Network Appliance, Inc.	1,368,930	45,476
Electronic Data Systems Corp.	1,947,135	44,979
*Computer Sciences Corp.	717,521	40,447
*Broadcom Corp.	1,232,173	39,775
Xilinx, Inc.	1,327,784	39,369
Rockwell Automation, Inc.	715,474	35,452
Autodesk, Inc.	863,296	32,762
*Intuit, Inc.	732,901	32,255
L-3 Communications Holdings, Inc.	439,830	32,213
Seagate Technology	1,771,371	30,592
*Advanced Micro Devices, Inc.	1,357,873	29,900
*Affiliated Computer Services, Inc. Class A	495,097	29,800
*Altera Corp.	1,427,775	29,555
*Avaya Inc.	1,697,518	29,197
*Micron Technology, Inc.	2,338,935	28,886
*Freescale Semiconductor Inc.	1,530,231	27,269
*NCR Corp.	360,388	24,950
National Semiconductor Corp.	1,372,542	24,637
*Cognizant Technology Solutions Corp.	507,941	21,501
Microchip Technology, Inc.	787,642	20,999
*Siebel Systems, Inc.	1,933,799	20,305
*Jabil Circuit, Inc.	767,713	19,638
*Solectron Corp.	3,678,496	19,606
Scientific-Atlanta, Inc.	583,497	19,261
*Comverse Technology, Inc.	748,541	18,302
*McAfee Inc.	597,688	17,291
*Sanmina-SCI Corp.	1,993,817	16,888
*JDS Uniphase Corp.	5,271,703	16,711

Vanguard Total Stock Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*Mercury Interactive Corp.	356,369	16,233
Applera Corp.-Applied Biosystems Group	772,231	16,147
*BMC Software, Inc.	853,531	15,876
*Citrix Systems, Inc.	647,104	15,873
Symbol Technologies, Inc.	915,730	15,842
Harris Corp.	254,641	15,734
*NAVTEQ Corp.	335,394	15,549
*SanDisk Corp.	619,629	15,472
*Zebra Technologies Corp. Class A	274,247	15,435
*Tellabs, Inc.	1,769,048	15,196
*NVIDIA Corp.	634,843	14,957
*Cadence Design Systems, Inc.	1,045,799	14,442
*BEA Systems, Inc.	1,569,311	13,904
*Storage Technology Corp.	427,423	13,511
*QLogic Corp.	362,616	13,319
*Unisys Corp.	1,269,418	12,923
*Ingram Micro, Inc. Class A	594,534	12,366
*Amphenol Corp.	336,343	12,357
*Synopsys, Inc.	596,881	11,711
*International Rectifier Corp.	254,626	11,349
*Cree, Inc.	280,476	11,241
PerkinElmer, Inc.	490,420	11,030
*SpectraSite, Inc.	187,357	10,848
*TIBCO Software Inc.	802,834	10,710
*Arrow Electronics, Inc.	440,217	10,697
*MEMC Electronic Materials, Inc.	795,799	10,544
*Ceridian Corp.	568,645	10,395
*Novell, Inc.	1,467,616	9,906
*UTStarcom, Inc.	435,675	9,650
*Compuware Corp.	1,477,547	9,560
*Red Hat, Inc.	700,505	9,352
*Vishay Intertechnology, Inc.	614,148	9,224
*Rambus Inc.	390,443	8,980
Intersil Corp.	535,816	8,970
Acxiom Corp.	329,204	8,658
*Western Digital Corp.	797,812	8,648
*Gateway, Inc.	1,427,696	8,580
*Avnet, Inc.	460,842	8,406
AVX Corp.	664,845	8,377
*ADC Telecommunications, Inc.	3,098,624	8,304
*Macromedia, Inc.	266,692	8,299
*FLIR Systems, Inc.	129,162	8,239
National Instruments Corp.	301,876	8,226
*LSI Logic Corp.	1,472,052	8,067
Reynolds&Reynolds Class A	300,845	7,975
*Brocade Communications Systems, Inc.	1,005,022	7,678
*Avocent Corp.	188,709	7,646
*CACI International, Inc.	111,801	7,617
*Avid Technology, Inc.	121,953	7,531
*Fairchild Semiconductor International, Inc.	456,678	7,426
*Sybase, Inc.	367,948	7,341
*CIENA Corp.	2,174,005	7,261
*Atmel Corp.	1,822,740	7,145
*Perot Systems Corp.	441,203	7,072
*Silicon Laboratories Inc.	198,686	7,016
*Hyperion Solutions Corp.	149,665	6,977
*Foundry Networks, Inc.	518,917	6,829
*Salesforce.com, Inc.	394,468	6,682
*Trimble Navigation Ltd.	196,234	6,484

Vanguard Total Stock Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*F5 Networks, Inc.	132,027	6,432
*SRA International, Inc.	99,032	6,358
*3Com Corp.	1,505,938	6,280
*Akamai Technologies, Inc.	480,837	6,265
*Semtech Corp.	284,871	6,230
*Agere Systems Inc. Class A	4,495,685	6,159
*BearingPoint, Inc.	754,904	6,062
*Parametric Technology Corp.	1,028,592	6,058
*UNOVA, Inc.	233,210	5,898
ADTRAN Inc.	305,385	5,845
*Websense, Inc.	115,094	5,838
*Integrated Circuit Systems, Inc.	278,082	5,817
*PalmOne, Inc.	184,096	5,808
*Quest Software, Inc.	363,690	5,801
*Anteon International Corp.	137,396	5,751
*Cypress Semiconductor Corp.	480,232	5,633
*Skyworks Solutions, Inc.	596,812	5,628
*Tessera Technologies, Inc.	150,739	5,609
*MICROS Systems, Inc.	70,499	5,503
*Varian, Inc.	133,731	5,484
*Sonus Networks, Inc.	944,079	5,410
*Benchmark Electronics, Inc.	157,692	5,377
*Emulex Corp.	316,774	5,334
*The Titan Corp.	323,646	5,243
*AMIS Holdings Inc.	317,000	5,237
*Digital River, Inc.	124,371	5,175
*Gartner, Inc. Class A	414,742	5,168
*Maxtor Corp.	947,122	5,020
Anixter International Inc.	139,005	5,003
*WebEx Communications, Inc.	209,671	4,986
*Applied Micro Circuits Corp.	1,183,664	4,983
*DRS Technologies, Inc.	116,161	4,961
*ANSYS, Inc.	154,184	4,943
*Tekelec	241,046	4,927
*RSA Security Inc.	244,328	4,901
*RF Micro Devices, Inc.	715,361	4,893
*Macrovision Corp.	189,467	4,873
*SigmaTel Inc.	134,441	4,777
*Silicon Image, Inc.	289,360	4,763
*Coherent, Inc.	155,961	4,747
*Integrated Device Technology Inc.	410,243	4,742
*MicroStrategy Inc.	76,604	4,615
*Intergraph Corp.	170,129	4,582
*Altiris, Inc.	128,138	4,540
*RealNetworks, Inc.	669,357	4,431
*CSG Systems International, Inc.	232,992	4,357
Imation Corp.	136,372	4,341
*Synaptics Inc.	141,683	4,333
*Internet Security Systems, Inc.	183,285	4,261
*Wind River Systems Inc.	314,403	4,260
*Amkor Technology, Inc.	637,182	4,256
*ON Semiconductor Corp.	921,619	4,184
*Siliconix, Inc.	114,362	4,173
*Sycamore Networks, Inc.	1,025,955	4,165
*SafeNet, Inc.	111,063	4,080
*Mentor Graphics Corp.	257,581	3,938
*ScanSource, Inc.	62,721	3,899
*CommScope, Inc.	203,566	3,847
*Hutchinson Technology, Inc.	111,136	3,842

Vanguard Total Stock Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*Ariba, Inc.	230,268	3,822
*Verint Systems Inc.	103,446	3,758
*Micrel, Inc.	337,744	3,722
*FileNET Corp.	143,941	3,708
*OmniVision Technologies, Inc.	200,368	3,677
*Keane, Inc.	248,780	3,657
*Sapient Corp.	457,843	3,622
*Dendrite International, Inc.	185,615	3,601
*Ascential Software Corp.	217,081	3,541
*Electronics for Imaging, Inc.	202,262	3,521
*SERENA Software, Inc.	161,602	3,497
*InPhonic, Inc.	123,200	3,386
*Conexant Systems, Inc.	1,692,210	3,367
*Jupitermedia Corp.	141,547	3,366
*Opsware, Inc.	457,739	3,360
*j2 Global Communications, Inc.	97,279	3,356
Black Box Corp.	68,751	3,301
*Aeroflex, Inc.	270,910	3,283
*DSP Group Inc.	143,234	3,198
*FormFactor Inc.	114,300	3,102
*Borland Software Corp.	263,138	3,073
*KEMET Corp.	343,353	3,073
*PDF Solutions, Inc.	190,084	3,062
*Vitesse Semiconductor Corp.	858,821	3,032
*Intermagnetics General Corp.	118,955	3,023
*Ixia	179,782	3,022
*ManTech International Corp.	126,044	2,992
*Progress Software Corp.	128,077	2,991
*Adaptec, Inc.	384,581	2,919
*Microsemi Corp.	167,904	2,915
*Transaction Systems Architects, Inc.	145,499	2,888
Cubic Corp.	111,734	2,812
*Manhattan Associates, Inc.	116,508	2,782
*McDATA Corp. Class A	466,721	2,782
*Equinix, Inc.	64,370	2,751
*Extreme Networks, Inc.	416,422	2,728
*Kanbay International Inc.	87,037	2,724
*Mercury Computer Systems, Inc.	91,187	2,706
*II-VI, Inc.	63,038	2,678
*Openwave Systems Inc.	172,247	2,663
*MIPS Technologies, Inc.	265,491	2,615
*Novatel Wireless, Inc.	132,947	2,577
*Agere Systems Inc. Class B	1,900,700	2,566
*Virage Logic Corp.	137,876	2,560
Syntel, Inc.	145,944	2,560
*Daktronics, Inc.	102,561	2,553
*Aspect Communications Corp.	229,102	2,552
*Informatica Corp.	314,170	2,551
*NetIQ Corp.	207,830	2,538
Inter-Tel, Inc.	91,823	2,514
EDO Corp.	78,935	2,506
*Comtech Telecommunications Corp.	65,696	2,471
*Power Integrations, Inc.	124,482	2,462
*Witness Systems, Inc.	140,372	2,451
*Epicor Software Corp.	171,090	2,411
*Zoran Corp.	207,018	2,397
*Stratasys, Inc.	71,350	2,395
*Ditech Communications Corp.	156,805	2,344
*Lattice Semiconductor Corp.	407,941	2,325

Vanguard Total Stock Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*InterVoice, Inc.	171,973	2,296
*Identix, Inc.	308,821	2,279
*Checkpoint Systems, Inc.	126,250	2,279
*ViaSat, Inc.	93,358	2,266
*Advanced Digital Information Corp.	222,725	2,232
*Lexar Media, Inc.	283,885	2,226
*Fargo Electronics	143,390	2,149
*TriQuint Semiconductor, Inc.	480,699	2,139
*Exar Corp.	150,210	2,131
*Newport Corp.	149,484	2,108
*Silicon Storage Technology, Inc.	351,301	2,090
*Pixelworks, Inc.	184,210	2,089
*PortalPlayer Inc.	84,500	2,085
Agilysys, Inc.	120,822	2,071
*Sigma Designs, Inc.	205,274	2,039
*Harmonic, Inc.	243,124	2,028
*I.D. Systems, Inc.	108,577	2,026
*Digi International, Inc.	117,712	2,023
*MRV Communications Inc.	546,190	2,005
*Niku Corp.	99,029	1,996
*Neoware Systems, Inc.	213,202	1,985
*RadiSys Corp.	100,490	1,965
*Verity, Inc.	149,171	1,957
*Micromuse Inc.	338,565	1,879
*Actel Corp.	106,820	1,874
*Diodes Inc.	82,763	1,873
*Magma Design Automation, Inc.	148,236	1,862
*NETGEAR, Inc.	102,202	1,859
*Telular Corp.	217,822	1,854
*Remec, Inc.	254,284	1,833
*3D Systems Corp.	91,183	1,828
*Netlogic Microsystems Inc.	180,718	1,805
*Vyyo Inc.	209,084	1,800
*Ciber, Inc.	185,141	1,785
*Interwoven Inc.	163,949	1,784
*InFocus Corp.	193,601	1,773
Lowrance Electronics, Inc.	56,269	1,772
*Cirrus Logic, Inc.	321,225	1,770
*Carrier Access Corp.	165,023	1,762
*Tyler Technologies, Inc.	209,047	1,748
*Pinnacle Systems, Inc.	284,685	1,737
*webMethods, Inc.	240,837	1,736
*Packeteer, Inc.	120,115	1,736
*SeeBeyond Technology Corp.	484,803	1,736
*Silicon Graphics, Inc.	1,000,152	1,730
*Standard Microsystem Corp.	96,412	1,719
*TTM Technologies, Inc.	145,339	1,715
*Mechanical Technology Inc.	276,363	1,699
*Digitas Inc.	176,826	1,689
*Click Commerce, Inc.	102,832	1,652
*Ulticom, Inc.	100,677	1,614
*Plexus Corp.	123,879	1,612
*Broadwing Corp.	176,562	1,608
*Stellent Inc.	181,366	1,600
*Datastream Systems, Inc.	230,675	1,599
*Quantum Corp.	606,730	1,590
*Lawson Software Inc.	231,200	1,588
*Visual Networks, Inc.	452,023	1,573
*SeaChange International, Inc.	89,347	1,558

Vanguard Total Stock Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*Keynote Systems Inc.	111,929	1,558
*NetScout Systems, Inc.	222,869	1,556
*Infonet Services Corp.	747,697	1,510
*LCC International, Inc. Class A	256,504	1,495
*Iomega Corp.	269,440	1,493
*COMARCO, Inc.	172,268	1,481
*Applix, Inc.	288,929	1,474
*TechTeam Global, Inc.	144,880	1,473
*Echelon Corp.	171,736	1,449
*WorldGate Communications, Inc.	289,342	1,444
Talx Corp.	55,884	1,441
*MatrixOne, Inc.	219,773	1,440
*Enterasys Networks, Inc.	795,125	1,431
*Sipex Corp.	305,092	1,428
*PEC Solutions, Inc.	100,528	1,424
*NVE Corp.	49,978	1,392
*American Power Technology, Inc.	178,108	1,379
*Dynamics Research Corp.	77,090	1,375
Bel Fuse, Inc. Class B	40,350	1,363
*OPNET Technologies, Inc.	161,849	1,363
*SonicWALL, Inc.	215,299	1,361
*Hifn, Inc.	145,271	1,339
*Docucorp International, Inc.	138,019	1,311
*ESS Technology, Inc.	181,147	1,288
*Audible, Inc.	49,384	1,286
*Napster, Inc.	136,820	1,286
*OSI Systems Inc.	56,528	1,284
*EMS Technologies, Inc.	77,079	1,281
*Answerthink Consulting Group, Inc.	270,497	1,261
*The TriZetto Group, Inc.	132,286	1,257
*Komag, Inc.	66,800	1,254
*SYNNEX Corp.	51,900	1,249
*Pericom Semiconductor Corp.	132,007	1,245
*Captiva Software Corp.	121,630	1,241
*Finisar Corp.	540,317	1,232
*Merge Technologies, Inc.	55,313	1,231
*Actuate Software Corp.	479,638	1,223
*Interlink Electronics Inc.	128,865	1,219
*IPIX Corp.	207,275	1,202
*SiRF Technology Holdings, Inc.	94,500	1,202
*Integrated Silicon Solution, Inc.	146,049	1,198
*Mapics Inc.	113,007	1,192
*Genesis Microchip Inc.	73,182	1,187
*Avanex Corp.	355,296	1,176
*FalconStor Software, Inc.	122,784	1,175
*Concurrent Computer Corp.	410,356	1,174
*Ansoft Corp.	58,064	1,173
*PLX Technology, Inc.	112,100	1,166
*Anaren, Inc.	89,809	1,164
*Aspen Technologies, Inc.	185,742	1,153
*Agile Software Corp.	140,988	1,152
*Kopin Corp.	294,354	1,139
*Zhone Technologies	436,978	1,132
*TippingPoint Technologies Inc.	24,198	1,130
*Secure Computing Corp.	111,983	1,118
QAD Inc.	125,168	1,116
*Sirenza Microdevices, Inc.	169,712	1,113
*ScanSoft, Inc.	265,262	1,111
*IXYS Corp.	107,667	1,111

Vanguard Total Stock Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*MapInfo Corp.	92,329	1,106
*@ Road, Inc.	159,266	1,101
*SBS Technologies, Inc.	78,740	1,099
*Zix Corp.	209,774	1,080
*MRO Software Inc.	82,178	1,070
*Safeguard Scientifics, Inc.	500,912	1,062
*VA Software Corp.	422,485	1,056
*Mindspeed Technologies, Inc.	378,038	1,051
*Phoenix Technologies Ltd.	126,528	1,045
*Verisity Ltd.	127,425	1,045
*Cray Inc.	223,548	1,042
Methode Electronics, Inc. Class A	80,499	1,034
*Viewpoint Corp.	331,762	1,028
*Vignette Corp.	731,399	1,017
*eCollege.com Inc.	87,238	991
Integral Systems, Inc.	50,783	988
*Avici Systems Inc.	108,799	985
*Kana Software, Inc.	520,336	983
*Gerber Scientific, Inc.	128,809	980
*Tier Technologies, Inc.	105,609	977
*Computer Task Group, Inc.	174,035	975
*Mobius Management Systems, Inc.	134,036	972
*Blackbaud, Inc.	66,210	969
*Pegasystems Inc.	112,566	960
*Lionbridge Technologies, Inc.	141,573	951
*Monolithic Power Systems	101,862	947
*Bell Microproducts Inc.	98,017	943
*Westell Technologies, Inc.	138,180	940
*Lasercard Corp.	89,493	939
*MSC Software Corp.	89,124	933
*Volterra Semiconductor Corp.	42,029	931
*ActivCard Corp.	104,375	929
*Inforte Corp.	117,354	925
*Net2Phone, Inc.	271,795	924
*Sykes Enterprises, Inc.	131,063	911
*Network Equipment Technologies, Inc.	92,141	905
*Herley Industries Inc.	44,214	899
*KVH Industries, Inc.	91,757	899
*Bioveris Corp.	122,850	898
*Dot Hill Systems Corp.	114,357	897
*PalmSource, Inc.	70,280	895
*NetManage, Inc.	138,244	892
*Atheros Communications	86,698	889
*Concord Communications, Inc.	80,134	888
*Paradyne Networks, Inc.	247,178	887
SS&C Technologies, Inc.	42,933	887
*ePlus Inc.	74,991	886
*Blue Coat Systems, Inc.	46,683	869
*Ramtron International Corp.	217,097	868
*AuthentiDate Holding Corp.	139,144	861
*SupportSoft, Inc.	127,357	848
*RightNow Technologies Inc.	51,841	837
*Covansys Corp.	54,641	836
*BindView Development Corp.	190,851	830
*JDA Software Group, Inc.	60,708	827
*Open Solutions Inc.	31,700	823
*Merix Corp.	70,580	813
*Excel Technology, Inc.	30,920	804
*Embarcadero Technologies, Inc.	83,917	790

Vanguard Total Stock Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*Bottomline Technologies, Inc.	53,500	775
*Online Resources Corp.	101,711	775
*Aware, Inc.	159,317	773
*All American Semiconductor, Inc.	130,339	772
*Research Frontiers, Inc.	120,735	770
Park Electrochemical Corp.	35,354	766
*Transmeta Corp.	467,231	762
*Blackboard Inc.	50,980	755
*Wave Systems Corp.	661,632	754
*NYFIX, Inc.	121,529	752
*Retek Inc.	121,754	749
*Forgent Networks, Inc.	351,466	749
*QuickLogic Corp.	260,620	740
*Captaris Inc.	142,533	735
*SPSS, Inc.	46,783	732
*iGATE Corp.	180,610	731
*Tumbleweed Communications Corp.	218,084	728
*Radiant Systems, Inc.	111,822	728
*Universal Display Corp.	80,861	728
*E.piphany Inc.	144,402	697
*Apropos Technology, Inc.	203,430	694
*BroadVision, Inc.	250,715	692
*Ampex Corp. Class A	17,507	692
*Zomax Inc.	167,263	687
*Convera Corp.	147,021	685
*Norstan, Inc.	123,408	684
*Oplink Communications, Inc.	346,899	683
BEI Technologies, Inc.	21,912	677
*Supertex, Inc.	31,069	674
*The Ultimate Software Group, Inc.	53,147	674
*Art Technology Group, Inc.	447,110	671
*Glenayre Technologies, Inc.	303,564	662
*Alliance Semiconductor Corp.	177,750	658
*Innovex, Inc.	120,472	657
*Ebix, Inc.	43,323	650
*EPIQ Systems, Inc.	44,301	649
*Nu Horizons Electronics Corp.	80,995	646
*Xybernaut Corp.	521,119	641
*PC-Tel, Inc.	79,880	633
Sunrise Telecom Inc.	222,772	633
*Loudeye Corp.	308,391	632
*White Electronic Designs Corp.	99,852	632
*Redback Networks Inc.	116,150	623
*Manugistics Group, Inc.	215,081	617
*SAFLINK Corp.	221,614	614
TSR, Inc.	72,300	614
*Stratex Networks, Inc.	270,268	611
*Ceva, Inc.	66,113	602
*Overland Storage, Inc.	35,746	597
*ImageWare Systems, Inc.	194,600	592
*Intellisync Corp.	285,846	583
*TranSwitch Corp.	373,371	575
*Motive, Inc.	50,000	569
*On2 Technologies, Inc.	902,207	568
*Plumtree Software, Inc.	125,200	566
*WatchGuard Technologies, Inc.	125,731	557
*NMS Communications Corp.	88,047	556
*Multi-Fineline Electronix, Inc.	30,274	552
*Pomeroy IT Solutions, Inc.	35,344	538

Vanguard Total Stock Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*Nuance Communications Inc.	125,883	521
*Argonaut Technologies Inc.	539,492	518
*Computer Horizons Corp.	135,396	516
*Trident Microsystems, Inc.	30,850	516
*Astea International, Inc.	75,412	512
*ANADIGICS, Inc.	135,190	507
*Applied Digital Solutions, Inc.	74,070	500
*Entrust, Inc.	131,457	498
*Vitria Technology, Inc.	117,400	494
*Analysts International Corp.	123,271	493
*SI International Inc.	16,000	492
*Centra Software, Inc.	208,790	489
*Numerex Corp.	99,006	465
*Aether Systems, Inc.	137,771	462
*Leadis Technology Inc.	42,975	458
*Vastera, Inc.	173,581	457
*Micro Linear Corp.	92,293	455
*Interactive Intelligence Inc.	100,965	454
*Saba Software, Inc.	113,296	453
*Concur Technologies, Inc.	50,623	451
*Network Engines, Inc.	157,636	440
*Corio, Inc.	223,863	432
*MetaSolv, Inc.	159,023	421
*Monolithic System Technology, Inc.	67,292	419
*Superconductor Technologies Inc.	298,160	414
*Optical Communication Products, Inc.	165,247	413
*WJ Communications, Inc.	117,899	406
*Crossroads Systems, Inc.	272,644	398
*Catapult Communications Corp.	16,412	397
*Datawatch Corp.	74,576	395
*ONYX Software Corp.	123,492	395
*Insightful Corp.	127,358	388
*Computer Network Technology Corp.	53,048	377
*Chordiant Software, Inc.	161,259	368
*The SCO Group, Inc.	86,367	366
*Selectica, Inc.	100,865	361
*Innovative Solutions and Support, Inc.	10,800	360
*Planar Systems, Inc.	30,571	343
*BSQUARE Corp.	229,147	341
*Versant Corp.	368,092	339
*Extended Systems Inc.	136,718	336
*Sumtotal Systems Inc.	63,417	330
*MTI Technology Corp.	116,469	314
Bel Fuse, Inc. Class A	10,580	310
*Cherokee International Corp.	32,241	310
*Centillium Communications, Inc.	125,678	305
*I-many, Inc.	198,131	297
*SAVVIS Communications Corp.	253,179	294
*NASSDA Corp.	42,439	293
Celeritek, Inc.	190,495	291
*Omtool, Ltd.	33,644	284
*eLoyalty Corp.	48,075	283
*Segue Software, Inc.	42,334	265
*SimpleTech, Inc.	57,163	263
*Intraware, Inc.	223,826	262
*ACT Teleconferencing, Inc.	189,778	251
*Merisel, Inc.	37,984	241
Sypris Solutions, Inc.	15,322	235
*Netopia, Inc.	70,688	230

Vanguard Total Stock Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*InterVideo Inc.	17,405	230
*HEI, Inc.	105,250	229
*California Micro Devices Corp.	32,200	228
*Digimarc Corp.	23,942	223
*Internet Capital Group Inc	24,231	218
*ACE	90,366	217
*Digital Lightwave, Inc.	163,936	215
*Interland, Inc.	64,583	211
*SCM Microsystems, Inc.	42,822	209
*Datalink Corp.	70,300	206
*Cosine Communications, Inc.	72,483	201
*Critical Path, Inc.	135,388	199
*Staktek Holdings Inc.	42,503	197
*Quovadx, Inc.	81,356	194
*Verso Technologies, Inc.	265,044	191
*VIA NET.WORKS, Inc.	223,374	190
*SteelCloud Inc.	93,984	180
*Verilink Corp.	62,321	169
*Mobility Electronics, Inc.	19,660	169
*Lantronix, Inc.	156,839	158
*Stratos International Inc.	35,611	156
*Blue Martini Software, Inc.	56,042	151
*Evolving Systems, Inc.	33,293	149
*Three-Five Systems, Inc.	60,050	145
*Channell Commercial Corp.	17,150	143
*CallWave, Inc.	9,000	139
*Arbinet Holdings, Inc.	5,500	137
*Technology Solutions Co.	115,839	129
*Terremark Worldwide, Inc.	192,100	123
*Alanco Technologies, Inc.	115,487	113
*NaviSite, Inc.	43,009	113
*Ezenia!, Inc.	102,053	105
*Cogent Communications Group, Inc.	97,270	105
*Infocrossing, Inc.	5,919	100
*Tripath Technology Inc.	64,676	81
*Amtech Systems, Inc.	18,932	80
*Airnet Communications Corp.	26,862	80
*Cascade Microtech, Inc.	5,439	73
*American Science&Engineering, Inc.	1,720	71
*GraphOn Corp.	113,770	59
*LightPath Technologies, Inc. Class A	11,807	53
*Direct Insite Corp.	30,651	52
*AXT, Inc.	32,652	52
*Kintera Inc.	5,566	50
*Network-1 Security Solutions, Inc.	39,125	48
*Pemstar Inc.	25,578	46
*Callidus Software Inc.	7,200	42
*Artisoft, Inc.	16,051	39
*The A Consulting Team, Inc.	4,635	32
*Freescale Semiconductor, Inc.	1,576	29
*Navidec, Inc.	7,254	28
*ePresence, Inc. - Escrow	194,749	25
*Dynabazaar, Inc.	65,665	23
*Versata, Inc.	7,180	20
*DSL.Net, Inc.	82,929	18
*Storage Computer Corp.	78,329	18
*eGain Communications Corp.	9,782	10
*M-WAVE, Inc.	4,000	5
*Covad Communications Group, Inc.	1,699	4

Vanguard Total Stock Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

*NexPrise, Inc.	4,253	3
Auspex Systems, Inc.	116,823	2
*Microstrategy Inc. Warrants Exp. 6/24/2007	16,344	1
*Media 100 Inc.	93,278	--
*ProcureNet, Inc.	22,500	--

		7,539,840

Utilities (6.3%)
Verizon Communications Inc.	10,573,293	428,324
SBC Communications Inc.	12,648,701	325,957
*Comcast Corp. Class A	7,945,296	264,419
BellSouth Corp.	6,991,959	194,307
Sprint Corp.	5,441,893	135,231
*Nextel Communications, Inc.	4,116,707	123,501
Exelon Corp.	2,521,277	111,113
Southern Co.	2,818,566	94,478
Duke Energy Corp.	3,581,626	90,723
Dominion Resources, Inc.	1,299,415	88,022
TXU Corp.	1,133,611	73,186
ALLTEL Corp.	1,179,241	69,292
Entergy Corp.	868,014	58,669
AT&T Corp.	3,021,766	57,595
FPL Group, Inc.	708,680	52,974
*PG&E Corp.	1,563,627	52,038
American Electric Power Co., Inc.	1,513,622	51,978
FirstEnergy Corp.	1,261,841	49,855
Public Service Enterprise Group, Inc.	906,150	46,911
Progress Energy, Inc.	944,183	42,715
Consolidated Edison Inc.	923,634	40,409
Edison International	1,246,532	39,926
PPL Corp.	722,630	38,502
Ameren Corp.	743,190	37,264
Kinder Morgan, Inc.	472,059	34,522
*AES Corp.	2,472,900	33,805
Sempra Energy	886,755	32,526
*Qwest Communications International Inc.	6,828,372	30,318
*Cablevision Systems NY Group Class A	1,182,237	29,438
Constellation Energy Group, Inc.	671,233	29,340
Cinergy Corp.	690,811	28,758
DTE Energy Co.	664,646	28,666
Xcel Energy, Inc.	1,529,507	27,837
*NTL Inc.	334,743	24,423
MCI Inc.	1,206,028	24,314
KeySpan Corp.	611,835	24,137
NiSource, Inc.	1,006,471	22,927
*Comcast Corp. Special Class A	654,930	21,508
CenturyTel, Inc.	516,634	18,325
SCANA Corp.	426,972	16,823
Telephone&Data Systems, Inc.	218,387	16,805
Questar Corp.	321,379	16,377
Pinnacle West Capital Corp.	349,361	15,515
Citizens Communications Co.	1,115,092	15,377
Wisconsin Energy Corp.	449,961	15,168
Energy East Corp.	561,246	14,974
*U.S. Cellular Corp.	329,597	14,753
*UnitedGlobalCom Inc. Class A	1,484,526	14,341
Pepco Holdings, Inc.	672,517	14,338
*Nextel Partners, Inc.	706,791	13,811

Vanguard Total Stock Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

CenterPoint Energy Inc.	1,175,379	13,282
Alliant Energy Corp.	433,117	12,387
DPL Inc.	483,979	12,153
MDU Resources Group, Inc.	449,508	11,993
ONEOK, Inc.	394,255	11,205
TECO Energy, Inc.	721,290	11,065
NSTAR	202,923	11,015
*Western Wireless Corp. Class A	356,421	10,443
*Allegheny Energy, Inc.	486,001	9,579
Puget Energy, Inc.	380,613	9,401
Northeast Utilities	491,165	9,258
Hawaiian Electric Industries Inc.	307,466	8,963
National Fuel Gas Co.	315,913	8,953
Aqua America, Inc.	362,706	8,919
OGE Energy Corp.	335,208	8,886
*Level 3 Communications, Inc.	2,608,929	8,844
Great Plains Energy, Inc.	284,554	8,616
AGL Resources Inc.	250,733	8,334
Western Gas Resources, Inc.	282,421	8,261
Energen Corp.	139,553	8,227
*Kinder Morgan Management, LLC	199,184	8,107
UGI Corp. Holding Co.	194,506	7,957
Vectren Corp.	290,635	7,789
*CMS Energy Corp.	730,491	7,634
*Southwestern Energy Co.	147,910	7,498
Westar Energy, Inc.	327,500	7,490
*Southern Union Co.	298,931	7,168
WPS Resources Corp.	142,776	7,133
Atmos Energy Corp.	250,127	6,841
Piedmont Natural Gas, Inc.	292,848	6,806
Peoples Energy Corp.	144,217	6,338
NICOR Inc.	169,017	6,243
PNM Resources Inc.	231,799	5,862
WGL Holdings Inc.	186,833	5,762
Duquesne Light Holdings, Inc.	294,251	5,547
*Commonwealth Telephone Enterprises, Inc.	104,372	5,183
*Sierra Pacific Resources	490,509	5,150
*Price Communications Corp.	266,921	4,962
*IDT Corp. Class B	296,402	4,588
New Jersey Resources Corp.	104,650	4,536
IDACORP, Inc.	146,445	4,477
Northwest Natural Gas Co.	129,490	4,369
Avista Corp.	233,157	4,120
ALLETE, Inc.	109,242	4,015
*Cincinnati Bell Inc.	933,886	3,876
*El Paso Electric Co.	192,503	3,646
*Alamosa Holdings, Inc.	291,128	3,630
Black Hills Corp.	113,786	3,491
Southwest Gas Corp.	134,114	3,406
UniSource Energy Corp.	138,178	3,331
CH Energy Group, Inc.	67,184	3,228
Cleco Corp.	156,511	3,171
UIL Holdings Corp.	61,047	3,132
South Jersey Industries, Inc.	57,241	3,009
The Laclede Group, Inc.	95,115	2,963
*PTEK Holdings, Inc.	259,009	2,774
Empire District Electric Co.	115,103	2,611
Iowa Telecommunications Services Inc.	117,900	2,543
*UbiquiTel Inc.	336,242	2,394

Vanguard Total Stock Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

Surewest Communications	78,552	2,227
*Aquila, Inc.	596,434	2,201
California Water Service Group	57,320	2,158
Otter Tail Corp.	83,583	2,134
MGE Energy, Inc.	57,117	2,058
*Centennial Communications Corp. Class A	258,326	2,049
American States Water Co.	78,496	2,041
*Mediacom Communications Corp.	324,473	2,028
*Global Crossing Ltd.	98,800	1,792
Cascade Natural Gas Corp.	83,655	1,773
*Talk America Holdings, Inc.	243,059	1,609
*General Communication, Inc.	136,149	1,503
Green Mountain Power Corp.	49,663	1,432
Connecticut Water Services, Inc.	53,910	1,428
SJW Corp.	39,127	1,424
North Pittsburgh Systems, Inc.	55,896	1,382
Hector Communications Corp.	61,452	1,343
Atlantic Tele-Network, Inc.	41,040	1,334
Middlesex Water Co.	62,718	1,188
Central Vermont Public Service Corp.	47,368	1,102
Chesapeake Utilities Corp.	39,144	1,045
*Time Warner Telecom Inc.	235,403	1,026
*Primus Telecommunications Group, Inc.	313,681	998
*IDT Corp.	64,834	952
EnergySouth, Inc.	31,926	895
Shenandoah Telecommunications Co.	26,747	801
*Triton PCS, Inc.	230,621	789
*Dobson Communications Corp.	383,088	659
*Boston Communications Group, Inc.	70,272	649
Maine&Maritimes Corp.	24,154	636
CT Communications, Inc.	46,088	567
D&E Communications, Inc.	41,340	498
*Intrado Inc.	38,354	464
*AirGate PCS, Inc.	12,846	457
*US LEC Corp. Class A	126,711	405
Warwick Valley Telephone Co.	17,958	405
Hickory Tech Corp.	34,088	364
*Hungarian Telephone and Cable Corp.	20,067	289
*Covista Communications, Inc.	115,783	225
*McLeod USA Inc.	256,695	185
*Penn Octane Corp.	121,620	131
*Pac-West Telecom, Inc.	90,353	119
*Z-Tel Technologies, Inc.	37,384	64
*FiberNet Telecom Group, Inc.	48,291	42
*Ormat Technologies Inc.	2,200	36
*GoAmerica, Inc.	252	2
*XO Communications, Inc.	414	1

		3,585,989

Other (4.7%)
General Electric Co.	40,323,912	1,471,823
*Berkshire Hathaway Inc. Class A	5,423	476,682
3M Co.	2,992,884	245,626
Honeywell International Inc.	3,282,908	116,248
Johnson Controls, Inc.	726,875	46,113
Fortune Brands, Inc.	551,046	42,530
Eaton Corp.	579,552	41,936
*Berkshire Hathaway Inc. Class B	13,665	40,120

Vanguard Total Stock Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

Textron, Inc.	529,325	39,064
ITT Industries, Inc.	353,064	29,816
Brunswick Corp.	365,623	18,098
Hillenbrand Industries, Inc.	236,754	13,149
SPX Corp.	291,197	11,665
Wesco Financial Corp.	27,227	10,700
Teleflex Inc.	154,047	8,001
Carlisle Co., Inc.	119,357	7,749
Walter Industries, Inc.	183,537	6,191
Trinity Industries, Inc.	180,746	6,160
Lancaster Colony Corp.	137,054	5,876
*McDermott International, Inc.	212,572	3,903
GenCorp, Inc.	155,536	2,888
Raven Industries, Inc.	90,146	1,921
GenTek, Inc.	38,531	1,724
*United Capital Corp.	71,784	1,626
*Sequa Corp. Class A	24,228	1,482
*Xanser Corp.	466,634	1,307
Kaman Corp. Class A	55,466	702
*Foster Wheeler Ltd.	11,758	187
*Foster Wheeler Ltd. Class B Warrants Exp. 9/24/2007	235,171	76

		2,653,363

TOTAL COMMON STOCKS
(Cost $48,265,803)		56,960,347

TEMPORARY CASH INVESTMENTS (2.2%)(1)

Money Market Fund (2.2%)
Vanguard Market Liquidity Fund, 2.26%**	1,241,289,791	1,241,290
	Face
	Amount
	(000)
U.S. Government and Agency Obligations
(2)Federal National Mortgage Assn.+
1.84%, 1/10/2005	$ 5,000	4,998
(2)U.S. Treasury Bill
1.74%, 1/27/2005	11,000	10,986

		15,984

Vanguard Total Stock Market Index Fund
Schedule of Investments December 31, 2004	Shares	Market Value ($ 000)

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $1,257,274)		1,257,274

TOTAL INVESTMENTS (102.1%)
(Cost $49,523,077)		58,217,621

OTHER ASSETS AND LIABILITIES--NET (-2.1%)		(1,203,487)

NET ASSETS (100%)		$ 57,014,134

*Non-income-producing security.

**Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
†The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line-of-credit) would require congressional action.
(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 2.0%, respectively, of net assets.

(2)Securities with an aggregate value of $15,984,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Index Fund and the Shareholders of Vanguard Total Stock MarketIndex Fund

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements (not presented herein) of Vanguard Total Stock Market Index Fund (a separate fund of Vanguard Index Fund), the “Fund” as of December 31, 2004, and for the year then ended and have issued our unqualified report thereon dated February 8, 2005. Our audit included an audit of the Fund’s schedule of investments as of December 31, 2004. This schedule of investments is the responsibility of the Fund’s management. Our responsibility is to express an opinion on this schedule of investments based on our audit.

In our opinion, the accompanying schedule of investments referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
Philadelphia, PA
February 8, 2005

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Controls and Procedures.

    (a)    Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

    (b)    Internal Control Over Financial Reporting. There were no significant changes in Registrant’s internal control over financial reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INDEX FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 16, 2005

VANGUARD INDEX FUNDS
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	February 16, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.